OMB APPROVAL
OMB Number: 3235-0570
Expires: September 30, 2007
Estimated average burden
hours per response.....19.4

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240
(Address of principal executive offices)	(Zip code)

Angela Montez, Secretary of the Registrant
777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: 202-962-4600

Date of fiscal year end:	12/31/07

Date of reporting period:	01/01/07 - 06/30/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 (Report to Shareholders): The semiannual report is set forth below.

SEMIANNUAL REPORT

June 30, 2007

VANTAGEPOINT FUNDS

TABLE OF CONTENTS

Letter from the President of The Vantagepoint Funds	1

Letter from Vantagepoint Investment Advisers, LLC	2

Vantagepoint Shareholder Expenses	7

Vantagepoint Funds Returns	9

Vantagepoint Funds Investment Objectives	11

Vantagepoint Funds Asset Allocations	20

Vantagepoint Funds

Statements of Assets and Liabilities	22

Statements of Operations	28

Statements of Changes in Net Assets	34

Financial Highlights	49

Notes to Financial Statements	81

Schedules of Investments	104

JOAN McCALLEN President	LETTER FROM THE PRESIDENT OF THE VANTAGEPOINT FUNDS

Dear Shareholders:

The first half of 2007 brought overall strong performance in the stock market, driven by good earnings reports, easy credit and a positive Federal Reserve outlook on the second half of 2007. However, a depressed housing market contributed to dampened bond performance and stock market volatility.

The Vantagepoint Funds continued to perform in line with expectations in this volatile environment while maintaining a long-term focus for our investors. A more detailed discussion of market conditions and the performance of The Vantagepoint Funds follows in this report. (Please note that past performance is not a guarantee of future returns.)

At Vantagepoint Investment Advisers, LLC, a team of investment professionals selects investment managers they believe to be top tier investment managers while maintaining the appropriate balance among diverse investment styles. This approach is designed to maximize investment performance at a reduced level of risk.

We believe this long-term focus is well suited to Vantagepoint Fund investors as they build retirement security for themselves and their families. As always, we remain committed to providing you with top-quality service and with investments that meet your retirement goals.

Sincerely,

Joan McCallen

This information is being provided for educational purposes and is not intended to be construed as or relied upon as investment advice. Please consult the current Vantagepoint Funds’ prospectus carefully for a complete summary of all fees, expenses, charges, financial highlights, investment objectives, risks and performance information. Investors should consider the Funds’ investment objectives, risks, charges and expenses before investing or sending money. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing. The Vantagepoint Funds are distributed by ICMA-RC Services LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. For a current prospectus, contact ICMA-RC Services, LLC, 777 North Capitol Street NE, Washington, DC 20002-4240. 1-800-669-7400.

LETTER FROM VANTAGEPOINT INVESTMENT ADVISERS, LLC

Dear Shareholders:

Introduction

The first half of 2007 provided a generally favorable climate for investors, with all major asset classes turning in positive returns. As is normal, results varied across asset classes and within asset classes, reflecting pockets of opportunity and stress. Results also varied through time, with investors reacting to positive and negative developments and news throughout the six month period. Markets benefited from the generally favorable economic environment, with reasonable levels of economic growth, relatively low unemployment and generally contained inflation. As a result, the Federal Reserve Board’s Open Market Committee maintained a “hands-off” monetary policy. Strong economic growth overseas, notably in China, had a favorable impact on equity markets worldwide. High levels of market liquidity, emanating from attractive interest rate levels globally combined with lenient lending standards, also fueled growth and market transactions. However, as the first half of 2007 progressed, the negative implications of excessive liquidity and lenient lending standards began to strain pockets of the economy and market, notably the subprime mortgage market. As more signs of stress became evident, including mixed inflationary signals, bond yields rose leaving bond returns at relatively low levels for the six month period ended June 30, 2007.

A sampling of market returns for the six months ended June 30, 2007:*

*This information is being provided for educational purposes and should not be construed as or relied upon as investment advice or as a solicitation for a particular product or security. Performance reflected above represents past performance. The Lehman Brothers Aggregate Bond Index is an unmanaged index which consists of all investment-grade U.S. fixed income securities. The S&P 500 Index is an index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Russell 3000 Index measures performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. A fund’s portfolio may differ significantly from the securities held in the indexes. Indexes are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio. Investment returns and principal value of an investment in the funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future returns. Individuals are advised to consider any new investment strategies carefully prior to implementing. Please consult the current Vantagepoint Funds’ prospectus, which contains additional information on management fees, other fund expenses, and investment risks and objectives carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400

U.S. Economy Continues Expansion, Albeit at Slower Pace

The U.S. economy, as measured by Gross Domestic Product (GDP), continued to expand during the first half of the year but at a meaningfully lower rate than in 2006. On the positive side, the U.S. unemployment rate remained at favorable levels, ranging between 4.4% and 4.6%. However, higher interest rates for longer dated bonds appeared to begin to mute consumer and capital spending as well as generate concern for the housing market’s short-term outlook. Higher energy prices also continued to weigh on the economy, prompting continued inflationary pressures.

Fixed Income Returns Are Subdued

In light of the mixed inflationary signals, the Federal Reserve Board’s Open Market Committee decided to keep its targeted Federal Funds rate at 5.25% throughout the first half of 2007, a continuance from the latter half of 2006. While the Federal Funds rate remained constant, bond yields changed across the maturity spectrum. Bond investors know that as interest rates go up, bond prices go down, and vice versa. Investors experienced both ups and downs as the first half of 2007 progressed. In the first quarter of 2007, yields across the maturity spectrum remained generally flat to modestly lower. However, as market stress increased in conjunction with subprime mortgage market concerns, yields rose in the second quarter of 2007. Investors drove up the yield on 10-year U.S. Treasury bonds to a five-year high of 5.30% on June 12, 2007, a level that subsequently retreated to 5.03% by June 30, 2007. This left the broad bond market, as measured by the Lehman Brothers Aggregate Bond Index, in negative territory for the second quarter, with a modest return of 0.97% for the first half of 2007, largely due to the negative effects of the credit sub-sector of the bond market. Short-term yields generally remained higher than intermediate and longer-term bond yields, a situation that is referred to as an inverted yield curve, producing more favorable returns for short-term bonds.

Domestic Stocks Produce Favorable Returns

While U.S. stocks produced generally attractive results in the first half of 2007, the pattern of results was volatile. U.S. stocks got off to a favorable start in 2007, but suffered a set back in the latter part of February, when a proposal to rein in growth in China, a weak report on U.S. manufacturing, and the first signs of trouble in the subprime mortgage loan business combined to worry investors. The equity market regained strength in March and continued to accelerate through April and May as fears waned and merger activity accelerated. The S&P 500 Index reached a record high in May, but investors became increasingly anxious and cautious toward quarter-end as questions arose as to the sustainability of positive market conditions and bond yields fueled market volatility. General market sentiment began to favor seemingly safer larger-capitalization, growth oriented stocks over smaller-capitalization and value oriented stocks that had experienced an extended multi-year run-up. For the six month period as a whole, larger-capitalization stocks generally outperformed smaller-capitalization stocks, and growth oriented stocks outperformed value oriented stocks. One important exception was smaller-capitalization growth stocks that were the beneficiaries of the unusually high merger and acquisition activity, as well as private equity transactions. From a sector perspective, the Energy and Materials sectors gained the most largely as a result of rising commodities prices, while the Financial Services sector was the only sector to produce negative returns as a result of the worsening conditions in the subprime mortgage market and generally slowing economy.

International Stock Returns Continue to Lead Other Broad Asset Classes

In the first six months of 2007, international stocks followed a pattern of returns similar to the U.S. markets, however at generally higher levels than in the U.S. Economic growth and generally strong consumer demand on a global basis helped drive returns overseas. Regionally, both Europe and the Pacific (excluding Japan) regions showed strong results. A continuing trend that helped U.S.-based investors was the continuing decline in the U.S. dollar versus other currencies. The bellwether MSCI EAFE Index returned 11.09% for the first half of the year in U.S. dollar terms, however, the index returned 9.80% in local currency terms. Emerging market stocks, which are not reflected in the MSCI EAFE Index, continued a multi-year trend of generally outperforming stocks of developed markets. This is largely due to continued strong economic growth rates in the developing countries coupled with strong fundamentals and investor demand.

Vantagepoint Fund Returns

The six-month returns for the actively-managed Vantagepoint Funds reflected the market dynamics described above:

Vantagepoint Actively Managed Funds Total return for six months ended June 30, 2007
Money Market Fund	2.37%
Low Duration Bond Fund(1)	1.87%
Inflation Protected Securities Fund(2)	0.14%
Asset Allocation Fund	6.31%
Equity Income Fund	9.70%
Growth & Income Fund	7.66%
Growth Fund	8.26%
Aggressive Opportunities Fund	11.44%
International Fund	9.39%

The Vantagepoint Model Portfolio Funds also performed well, reinforcing our belief in the benefits of a diversified approach to investing. Each of the Model Portfolio Funds earned a positive return consistent with its particular investment objective and level of risk:

Vantagepoint Model Portfolio Funds Total return for six months ended June 30, 2007
Model Portfolio Savings Oriented Fund	3.08%
Model Portfolio Conservative Growth Fund	4.37%
Model Portfolio Traditional Growth Fund	5.98%
Model Portfolio Long-Term Growth Fund	7.45%
Model Portfolio All-Equity Growth Fund	9.20%

[1]	Effective on May 1, 2007 the Short-Term Bond Fund changed its name to the Low Duration Bond Fund as a result of a change in its investment strategy.

[2]	Effective on May 1, 2007 the principal investment strategy of the US Government Securities Fund changed to provide that the Fund will invest at least 80% of its net assets in inflation-adjusted securities. The name of the Fund was changed to the Inflation Protected Securities Fund.

The Vantagepoint Milestone Funds, the newest additions to The Vantagepoint Funds, also produced results in line with their asset allocation goals and market conditions. As with the Model Portfolio Funds, the Milestone Funds provide broad exposure to both stocks and bonds, but unlike the Model Portfolio Funds, the stock/bond allocations will become more conservative as their respective target year approaches.

Vantagepoint Milestone Funds Total return for six months ended June 30, 2007
Model Portfolio Savings Oriented Fund	3.08%
Milestone 2010 Fund	4.33%
Milestone 2015 Fund	5.49%
Milestone 2020 Fund	6.25%
Milestone 2025 Fund	6.74%
Milestone 2030 Fund	7.15%
Milestone 2035 Fund	7.60%
Milestone 2040 Fund	7.64%

The Vantagepoint Index Funds continued to provide broad exposure to securities represented by their target indexes at relatively low cost:

Vantagepoint Index Funds Total return for six months ended June 30, 2007
	Class I	Class II
Core Bond Index Fund	0.79%	0.78%
500 Stock Index Fund	6.68%	6.85%
Broad Market Index Fund	7.37%	7.43%
Mid/Small Company Index Fund	9.26%	9.37%
Overseas Equity Index Fund	10.22%	10.34%

Enhancements to The Vantagepoint Funds

Proactive oversight of The Vantagepoint Funds and their subadvisers plays a key role in our investment strategy. During the first half of 2007, Vantagepoint Investment Advisers, LLC (“VIA”) made important changes to two Vantagepoint bond Funds, made modest changes to allocations to underlying equity funds in the Vantagepoint Model Portfolio Funds and conducted the scheduled mid-year “aging” of the target dated Vantagepoint Milestone Funds.

On May 1, 2007, VIA implemented a change in strategy and name for the Vantagepoint US Government Securities Fund to convert the Fund to the Vantagepoint Inflation Protected Securities Fund. The Fund now primarily invests, under normal circumstances, at least 80% of its assets in inflation adjusted U.S. and non-U.S. fixed income securities. The Fund’s subadviser structure was changed at the time of Fund conversion to seek to enhance the Fund’s focus and performance investing in inflation protected securities. Effective May 1, 2007, Pacific Investment Management Company (“PIMCO”) and Fischer, Francis, Trees & Watts (“FFTW”) began serving as subadvisers to the Fund. However, on May 15, 2007, Paul J. Zhao, the lead portfolio manager at FFTW, left FFTW. At a meeting held on May 18, 2007, the Board of Directors approved the termination of FFTW as a subadviser to the Fund. The assets managed by FFTW were transitioned to PIMCO and PIMCO currently serves as sole subadviser to the Fund.

Also on May 1, 2007, the name of the Vantagepoint Short-Term Bond Fund changed to the Vantagepoint Low Duration Bond Fund, and it underwent a change to its principal investment strategy, to better reflect the types of bonds in which the Fund invests. The Fund continues to offer investors an opportunity for current income with a goal to provide capital preservation by investing in shorter-maturity bonds that are typically less volatile and less prone to capital losses over shorter periods of time.

With regard to the Vantagepoint Model Portfolio Funds, VIA conducted ongoing evaluations of the equity style orientation within certain Model Portfolio Funds and determined that it would be appropriate to enhance the Funds’ style balance for risk control purposes. As such, VIA modestly decreased the exposure to more growth-oriented underlying funds in four of the five Model Portfolio Funds. Additionally, VIA conducted the scheduled “aging” of the target dated Vantagepoint Milestone Funds, which modestly reduced the equity exposure in the six Milestone Funds scheduled for aging.

VIA continues to manage The Vantagepoint Funds with the goal of producing above-average results over the longer-term, with below-average volatility over the shorter-term. By using independent third-party subadvisers to manage certain Fund assets, VIA has the flexibility to seek quality managers who VIA believes show potential to provide consistency of style and results. Investors can feel comfortable that The Vantagepoint Funds are managed with the ultimate goal in mind — investor success.

Sincerely,

Vantagepoint Investment Advisers, LLC

The information herein was obtained from various sources; we do not guarantee its accuracy or completeness. Neither the information nor any opinion expressed constitutes an offer, or an invitation to make an offer, to buy or sell any securities. This information is intended for educational purposes only and is not to be construed as investment advice. It does not have regard to the individual investment objectives, financial situation or the particular needs of any specific person who may receive this report. Investors should seek financial advice regarding the appropriateness of investing in any securities or using any investment strategies discussed or recommended here and should understand that statements regarding future prospects may not be realized. Investors should note that returns, if any, from investing in securities, will fluctuate and that each security price or value may rise or fall. Accordingly, investors may receive back less than originally invested. Past performance is not an indicator of future performance. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC and member NASD/SIPC. 1-800-669-7400.

Shareholder Expenses

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees, investor services fees, fund services fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a fund and to compare these expenses with the ongoing expenses of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first section in the example below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the example below provides information about the hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/07	Ending Account Value 6/30/07	Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/07	Ending Account Value 6/30/07	Annualized Expense Ratio	Expenses Paid During Period*
$1,000.00	$1,023.70	0.63%	$3.14	Money Market **	$1,000.00	$1,021.60	0.63%	$3.14
$1,000.00	$1,018.70	0.65%	$3.24	Low Duration Bond	$1,000.00	$1,021.50	0.65%	$3.24
$1,000.00	$1,001.40	0.65%	$3.21	Inflation Protected Securities	$1,000.00	$1,021.50	0.65%	$3.24
$1,000.00	$1,063.10	0.75%	$3.82	Asset Allocation	$1,000.00	$1,021.00	0.75%	$3.74
$1,000.00	$1,097.00	0.88%	$4.55	Equity Income	$1,000.00	$1,020.30	0.88%	$4.38
$1,000.00	$1,076.60	0.80%	$4.10	Growth & Income	$1,000.00	$1,020.70	0.80%	$3.99
$1,000.00	$1,082.60	0.87%	$4.47	Growth	$1,000.00	$1,020.40	0.87%	$4.33
$1,000.00	$1,114.40	1.02%	$5.32	Aggressive Opportunities	$1,000.00	$1,019.60	1.02%	$5.08
$1,000.00	$1,093.90	1.10%	$5.68	International	$1,000.00	$1,019.20	1.10%	$5.48
$1,000.00	$1,007.90	0.44%	$2.18	Core Bond Index Class I	$1,000.00	$1,022.50	0.44%	$2.19
$1,000.00	$1,007.80	0.24%	$1.19	Core Bond Index Class II	$1,000.00	$1,023.50	0.24%	$1.20
$1,000.00	$1,066.80	0.45%	$2.29	500 Stock Index Class I	$1,000.00	$1,022.40	0.45%	$2.24
$1,000.00	$1,068.50	0.25%	$1.28	500 Stock Index Class II	$1,000.00	$1,023.40	0.25%	$1.25
$1,000.00	$1,073.70	0.44%	$2.25	Broad Market Index Class I	$1,000.00	$1,022.50	0.44%	$2.19
$1,000.00	$1,074.30	0.24%	$1.23	Broad Market Index Class II	$1,000.00	$1,023.50	0.24%	$1.20
$1,000.00	$1,092.60	0.51%	$2.63	Mid / Small Company Index Class I	$1,000.00	$1,022.10	0.51%	$2.54
$1,000.00	$1,093.70	0.31%	$1.60	Mid / Small Company Index Class II	$1,000.00	$1,023.10	0.31%	$1.55
$1,000.00	$1,102.20	0.65%	$3.37	Overseas Equity Index Class I	$1,000.00	$1,021.50	0.65%	$3.24
$1,000.00	$1,103.40	0.45%	$2.33	Overseas Equity Index Class II	$1,000.00	$1,022.40	0.45%	$2.24
$1,000.00	$1,030.80	0.79%	$3.96	Model Portfolio Savings Oriented**	$1,000.00	$1,020.80	0.79%	$3.94
$1,000.00	$1,043.70	0.84%	$4.23	Model Portfolio Conservative Growth**	$1,000.00	$1,020.50	0.84%	$4.18
$1,000.00	$1,059.80	0.91%	$4.62	Model Portfolio Traditional Growth**	$1,000.00	$1,020.20	0.91%	$4.53
$1,000.00	$1,074.50	0.96%	$4.91	Model Portfolio Long-Term Growth**	$1,000.00	$1,019.90	0.96%	$4.78
$1,000.00	$1,092.00	1.08%	$5.57	Model Portfolio All-Equity Growth**	$1,000.00	$1,019.30	1.08%	$5.38
$1,000.00	$1,034.30	0.81%	$4.06	Milestone Retirement Income**	$1,000.00	$1,020.70	0.81%	$4.04
$1,000.00	$1,043.30	0.88%	$4.43	Milestone 2010**	$1,000.00	$1,020.30	0.88%	$4.38
$1,000.00	$1,054.90	0.90%	$4.56	Milestone 2015**	$1,000.00	$1,020.20	0.90%	$4.48
$1,000.00	$1,062.50	0.93%	$4.73	Milestone 2020**	$1,000.00	$1,020.10	0.93%	$4.63

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/07	Ending Account Value 6/30/07	Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/07	Ending Account Value 6/30/07	Annualized Expense Ratio	Expenses Paid During Period*
$1,000.00	$1,067.40	0.95%	$4.84	Milestone 2025**	$1,000.00	$1,020.00	0.95%	$4.73
$1,000.00	$1,071.50	0.97%	$4.95	Milestone 2030**	$1,000.00	$1,019.90	0.97%	$4.83
$1,000.00	$1,076.00	0.99%	$5.07	Milestone 2035**	$1,000.00	$1,019.80	0.99%	$4.93
$1,000.00	$1,076.40	0.99%	$5.07	Milestone 2040**	$1,000.00	$1,019.80	0.99%	$4.93

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year divided by total number of days in fiscal year e.g. 180/365] (to reflect the one-half year period).

**	This fund invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s).

Vantagepoint Funds Returns
As of June 30, 2007

Year-to-date through 6/30/07		1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Actively Managed Funds
Money Market Fund[1]	2.37%	4.84%	3.39%	2.31%	-	3.11%	3/99
Low Duration Bond Fund	1.87%	4.85%	3.08%	3.28%	-	3.65%	12/00
Inflation Protected Securities Fund	0.14%	3.73%	2.26%	2.62%	4.84%	-	7/92
Asset Allocation Fund	6.31%	19.30%	11.53%	10.54%	7.55%	-	12/74
Equity Income Fund	9.70%	23.69%	14.73%	13.09%	10.21%	-	4/94
Growth & Income Fund	7.66%	18.94%	11.13%	10.61%	-	9.78%	10/98
Growth Fund	8.26%	19.59%	8.74%	8.09%	6.56%	-	4/83
Aggressive Opportunities Fund	11.44%	23.05%	15.17%	14.70%	8.22%	-	10/94
International Fund	9.39%	22.55%	20.09%	14.91%	6.21%	-	10/94
Index Funds
Core Bond Index Fund (Class I)	0.79%	5.67%	3.54%	4.07%	5.47%	-	6/97
Core Bond Index Fund (Class II)	0.78%	5.85%	3.72%	4.28%	-	5.29%	4/99
500 Stock Index Fund (Class I)	6.68%	20.05%	11.20%	10.22%	6.66%	-	6/97
500 Stock Index Fund (Class II)	6.85%	20.31%	11.44%	10.44%	-	3.22%	4/99
Broad Market Index Fund (Class I)	7.37%	20.03%	12.34%	11.51%	7.21%	-	10/94
Broad Market Index Fund (Class II)	7.43%	20.22%	12.58%	11.72%	-	4.46%	4/99
Mid/Small Company Index Fund (Class I)	9.26%	19.13%	15.38%	15.51%	8.96%	-	6/97
Mid/Small Company Index Fund (Class II)	9.37%	19.39%	15.60%	15.73%	-	8.68%	4/99
Overseas Equity Index Fund (Class I)	10.22%	25.87%	21.25%	16.86%	6.90%	-	6/97
Overseas Equity Index Fund (Class II)	10.34%	26.21%	21.59%	17.13%	-	7.36%	4/99
Model Portfolio Funds[2]							2/95
Model Portfolio Savings Oriented Fund	3.08%	8.89%	5.66%	5.52%	5.56%	-	4/96
Model Portfolio Conservative Growth Fund	4.37%	11.44%	7.22%	6.93%	6.25%	-	4/96
Model Portfolio Traditional Growth Fund	5.98%	14.62%	9.20%	8.61%	6.99%	-	4/96
Model Portfolio Long-Term Growth Fund	7.45%	17.96%	11.26%	10.40%	7.84%	-	10/00
Model Portfolio All-Equity Growth Fund	9.20%	21.26%	13.10%	11.70%	-	3.75%	10/00

Vantagepoint Funds Returns
As of June 30, 2007

	Year-to-date through 6/30/07	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Milestone Funds [2]
Milestone Retirement Income Fund	3.43%	9.80%	-	-	-	5.75%	01/05
Milestone 2010 Fund	4.33%	11.82%	-	-	-	7.20%	01/05
Milestone 2015 Fund	5.49%	14.33%	-	-	-	8.96%	01/05
Milestone 2020 Fund	6.25%	15.72%	-	-	-	9.92%	01/05
Milestone 2025 Fund	6.74%	16.77%	-	-	-	10.72%	01/05
Milestone 2030 Fund	7.15%	17.66%	-	-	-	11.42%	01/05
Milestone 2035 Fund	7.60%	18.34%	-	-	-	11.98%	01/05
Milestone 2040 Fund	7.64%	18.53%	-	-	-	12.06%	01/05

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 for Actively Managed and Class I shares of the Index Funds and for the Model Portfolio Funds prior to December 4, 2000, represents performance of the Funds prior to SEC registrations. For periods prior to March 1, 1999, the performance shown is of a commingled fund that had the same investment objectives and policies of each respective fund that was advised by an affiliate of each fund’s adviser. This past performance was adjusted at a fund’s inception to reflect expenses of a fund. The commingled funds were not registered mutual funds and therefore were not subject to the same investment and tax restrictions as a registered fund. If the commingled funds had been subject to such restrictions, performance may have been lower. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services LLC, a wholly owned broker-dealer subsidiary of ICMA-RC and member NASD/SIPC. For a current prospectus and for performance data current to the most recent month end, contact ICMA-RC Services LLC by calling 1-800-669-7400, or by visiting icmarc.org. Para asistencia en Espanol llame al 1-800-669-8216.

[1]	Investments in the Vantagepoint Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance of the Vantagepoint Money Market Fund is dependent upon the performance of the underlying fund in which it invests.

[2]	Performance of the Model Portfolio and Milestone Funds is dependent upon the performance of the underlying funds in which each Model Portfolio and Milestone Fund invests.

Vantagepoint Funds Investment Objectives

(Fund ticker symbols are included in parentheses after Fund names.)

Actively Managed Funds

Money Market Fund[1] (VAMXX)	Year of Inception: 1999	Total Net Assets: $265 million

Investment Objective:	To seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00. The fund invests substantially all of its assets in the AIM Short-Term Investments Trust Liquid Assets Portfolio[2]

Market Index:	30-Day Treasury Bill MFR Prime Retail Average

Low Duration Bond Fund [3] (VPIPX)	Year of Inception: 2000	Total Net Assets: $650 million

Investment Objective:	To seek total return that is consistent with preservation of capital

Investment Subadvisers:	Payden & Rygel STW Fixed Income Management Ltd.

Market Index:	Merrill Lynch 1-3 Year Government/Corporate Index

Peer Group:	Morningstar Short-Term Bond Funds Average

Inflation Protected Securities Fund [3] (VPTSX)	Year of Inception: 1992	Total Net Assets: $141 million

Investment Objective:	To offer current income

Investment Subadviser:	Pacific Investment Management Company

Market Index:	Lehman Brothers U.S. TIPS Index

Peer Group:	Morningstar Inflation-Protected Bond Funds Average

Asset Allocation Fund (VPAAX)	Year of Inception: 1974	Total Net Assets: $784 million

Investment Objective:	To offer long-term capital growth at a lower level of risk than an all-equity portfolio

Investment Subadviser:	Mellon Capital Management Corporation

Market Indexes:	S&P 500 Index and Lehman Brothers Long-Term Treasury Index

Peer Group:	Morningstar Moderate Allocation Funds Average

[1]	Investments in the Vantagepoint Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[2]	The AIM Short-Term Investments Trust Liquid Assets Portfolio is a registered money market fund that invests in high-quality, short-term money market instruments and is advised by AIM Advisors, Inc.

[3]	Effective May 1, 2007, the name and principal investment strategies of each of these funds were changed. Prior to the date the Low Duration Bond Fund was known as the Short-Tem Bond Fund and the Inflation Protected Securities Fund was known as the US Government Securities Fund. The Inflation Protected Securities Fund had a different subadviser prior to this date.

Equity Income Fund (VPEIX)	Year of Inception: 1994	Total Net Assets: $1,708 million

Investment Objective:	To offer long-term capital growth with consistency derived from dividend yield

Investment Subadvisers:	Barrow, Hanley, Mewhinney, & Strauss, Inc. Southeastern Asset Management, Inc. T. Rowe Price Associates, Inc.

Market Index:	Russell 1000 Value Index

Peer Group:	Morningstar Large Value Funds Average

Growth & Income Fund (VPGIX)	Year of Inception: 1998	Total Net Assets: $1,284 million

Investment Objective:	To offer long-term capital growth and current income

Investment Subadvisers:	Capital Guardian Trust Company T. Rowe Price Associates, Inc. Wellington Management Company, LLP

Market Index:	S&P 500 Index

Peer Group:	Morningstar Large Blend Funds Average

Growth Fund (VPGRX)	Year of Inception: 1983	Total Net Assets: $2,834 million

Investment Objective:	To offer long-term capital growth

Investment Subadvisers:	Goldman Sachs Asset Management, L.P. Legg Mason Capital Management, Inc. Peregrine Capital Management, Inc. Tukman Capital Management, Inc. Westfield Capital Management Company, LLC

Market Index:	Russell 1000 Growth Index

Peer Group:	Morningstar Large Growth Funds Average

Aggressive Opportunities Fund (VPAOX)	Year of Inception: 1994	Total Net Assets: $1,453 million

Investment Objective:	To offer high long-term capital appreciation

Investment Subadvisers:	Legg Mason Capital Management, Inc. Southeastern Asset Management, Inc. T. Rowe Price Associates, Inc. TimesSquare Capital Management, LLC

Market Index:	Russell MidCap Growth Index

Peer Group:	Morningstar Mid-Cap Growth Funds Average

International Fund (VPINX)	Year of Inception: 1994	Total Net Assets: $1,148 million

Investment Objective:	To offer long-term capital growth and diversification by country

Investment Subadvisers:	Artisan Partners Limited Partnership Capital Guardian Trust Company GlobeFlex Capital, L.P. Walter Scott & Partners, Limited

Market Index:	Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index

Peer Group:	Morningstar Foreign Large Blend Funds Average

Index Funds

The Vantagepoint Index Funds are designed to approximate the performance of their respective specified benchmarks. Mellon Capital Management Corporation is the subadviser for each of these funds.

(Class I and II ticker symbols are listed.) Inception date listed is for the fund and not for the respective classes.

Core Bond Index Fund (VPCIX/VPCDX)	Year of Inception: 1997	Total Net Assets: $1,262 million

Investment Objective:	To offer current income by approximating the performance of the Lehman Brothers Aggregate Bond Index

Market Index:	Lehman Brothers Aggregate Bond Index

500 Stock Index Fund (VPFIX/VPSKX)	Year of Inception: 1997	Total Net Assets: $420 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the S&P 500 Index

Market Index:	S&P 500 Index

Broad Market Index Fund (VPMIX/VPBMX)	Year of Inception: 1994	Total Net Assets: $684 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the Dow Jones Wilshire 5000 Composite Index

Market Index:	Dow Jones Wilshire 5000 Composite Index (FA)

Mid/Small Company Index Fund (VPSIX/VPMSX)	Year of Inception: 1997	Total Net Assets: $219 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the Dow Jones Wilshire 4500 Completion Index

Market Index:	Dow Jones Wilshire 4500 Completion Index (FA)

Overseas Equity Index Fund (VPOIX/VPOEX)	Year of Inception: 1997	Total Net Assets: $239 million

Investment Objective:	To offer long-term capital growth and diversification by approximating the performance of the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index

Market Index:	MSCI EAFE Free Index

Model Portfolio Funds

Model Portfolio Savings Oriented Fund (VPSOX)	Year of Inception: 1995	Total Net Assets: $302 million

Investment Objective:	To offer capital preservation, reasonable current income, and some capital growth, while seeking to limit risk

Target Allocation:	Fixed Income
35.00% Vantagepoint Low Duration Bond Fund
30.00% Vantagepoint Core Bond Index Fund
10.00% Vantagepoint Inflation Protected Securities Fund

Equity
10.00% Vantagepoint Equity Income Fund
10.00% Vantagepoint Growth & Income Fund
5.00% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

35% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 10% Lehman Brothers U.S. TIPS Index, 30% Lehman Brothers Aggregate Bond Index, 10% Russell 1000 Value Index, 10% S&P 500 Index, and 5% MSCI EAFE Index

Model Portfolio Conservative Growth Fund (VPCGX)	Year of Inception: 1996	Total Net Assets: $578 million

Investment Objective:	To offer reasonable current income and capital preservation, with modest potential for capital growth

Target Allocation:	Fixed Income
30.00% Vantagepoint Low Duration Bond Fund
30.00% Vantagepoint Core Bond Index Fund

Equity
9.50% Vantagepoint Equity Income Fund
9.50% Vantagepoint Growth & Income Fund
7.50% Vantagepoint Growth Fund
5.00% Vantagepoint Aggressive Opportunities Fund
8.50% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

30% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 30% Lehman Brothers Aggregate Bond Index, 9.5% Russell 1000 Value Index, 9.5% S&P 500 Index, 7.5% Russell 1000 Growth Index, 5% Russell Midcap Growth Index, and 8.5% MSCI EAFE Index

Model Portfolio Traditional Growth Fund (VPTGX)	Year of Inception: 1996	Total Net Assets: $1,442 million

Investment Objective:	To offer moderate capital growth and reasonable current income

Target Allocation:	Fixed Income
20.00% Vantagepoint Low Duration Bond Fund
20.00% Vantagepoint Core Bond Index Fund

Equity
12.00% Vantagepoint Equity Income Fund
13.25% Vantagepoint Growth & Income Fund
12.25% Vantagepoint Growth Fund
9.50% Vantagepoint Aggressive Opportunities Fund
13.00% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

20% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 20% Lehman Brothers Aggregate Bond Index, 12% Russell 1000 Value Index, 13.25% S&P 500 Index, 12.25% Russell 1000 Growth Index, 9.5% Russell MidCap Growth Index, and 13% MSCI EAFE Index

Model Portfolio Long-Term Growth Fund (VPLGX)	Year of Inception: 1996	Total Net Assets: $1,628 million

Investment Objective:	To offer high long-term capital growth and modest current income

Target Allocation:	Fixed Income
20.00% Vantagepoint Core Bond Index Fund

Equity
13.00% Vantagepoint Equity Income Fund
18.00% Vantagepoint Growth & Income Fund
18.00% Vantagepoint Growth Fund
14.50% Vantagepoint Aggressive Opportunities Fund
16.50% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

20% Lehman Brothers Aggregate Bond Index, 13% Russell 1000 Value Index, 18% S&P 500 Index, 18% Russell 1000 Growth Index, 14.5% Russell MidCap Growth Index, and 16.5% MSCI EAFE Index

Model Portfolio All-Equity Growth Fund (VPAGX)	Year of Inception: 2000	Total Net Assets: $563 million

Investment Objective:	To offer high long-term capital growth

Target Allocation:	Equity
18.00% Vantagepoint Equity Income Fund
17.00% Vantagepoint Growth & Income Fund
26.00% Vantagepoint Growth Fund
18.00% Vantagepoint Aggressive Opportunities Fund
21.00% Vantagepoint International Fund

Market Indexes:	S&P 500 Index MSCI EAFE Index 18% Russell 1000 Value Index, 17% S&P 500 Index, 26% Russell 1000 Growth Index, 18% Russell MidCap Growth Index, and 21% MSCI EAFE Index

Vantagepoint Milestone Funds

Milestone Retirement Income Fund (VPRRX)	Year of Inception: 2005	Total Net Assets: $40 million

Investment Objective:	To offer current income and opportunities for capital growth that have limited risk

Target Allocation:	Fixed Income
35.00% Vantagepoint Low Duration Bond Fund
35.00% Vantagepoint Core Bond Index Fund

Equity
10.00% Vantagepoint Equity Income Fund
15.00% Vantagepoint Growth & Income Fund
5.00% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

35% Merrill Lynch 1-3 Year Government/Corporate Index, 35% Lehman Brothers Aggregate Bond Index, 10% Russell 1000 Value Index, 15% S&P 500 Index, and 5% MSCI EAFE Index

Milestone 2010 Fund (VPRQX)	Year of Inception: 2005	Total Net Assets: $63 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Target Allocation:
Fixed Income
26.00% Vantagepoint Low Duration Bond Fund
32.00% Vantagepoint Core Bond Index Fund

Equity
10.00% Vantagepoint Equity Income Fund
22.20% Vantagepoint Growth & Income Fund
3.00% Vantagepoint Growth Fund
6.80% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

26% Merrill Lynch 1-3 Year Government/Corporate Index, 32% Lehman Brothers Aggregate Bond Index, 10% Russell 1000 Value Index, 22.2% S&P 500 Index, 3% Russell 1000 Growth Index, and 6.8% MSCI EAFE Index

Milestone 2015 Fund (VPRPX)	Year of Inception: 2005	Total Net Assets: $109 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Target Allocation:
Fixed Income
14.00% Vantagepoint Low Duration Bond Fund
27.00% Vantagepoint Core Bond Index Fund
Equity
9.40% Vantagepoint Equity Income Fund
29.40% Vantagepoint Growth & Income Fund
5.60% Vantagepoint Growth Fund
4.20% Vantagepoint Mid/Small Company Index Fund
10.40% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

14% Merrill Lynch 1-3 Year Government/Corporate Index, 27% Lehman Brothers Aggregate Bond Index, 9.4% Russell 1000 Value Index, 29.4% S&P 500 Index, 5.6% Russell 1000 Growth Index, 4.2% Dow Jones Wilshire 4500 Completion Index (FA), and 10.4% MSCI EAFE Index

Milestone 2020 Fund (VPROX)	Year of Inception: 2005	Total Net Assets: $94 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Target Allocation:	Fixed Income
7.00% Vantagepoint Low Duration Bond Fund
23.50% Vantagepoint Core Bond Index Fund

Equity
9.00% Vantagepoint Equity Income Fund
32.80% Vantagepoint Growth & Income Fund
6.30% Vantagepoint Growth Fund
8.20% Vantagepoint Mid/Small Company Index Fund
13.20% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

7% Merrill Lynch 1-3 Year Government/Corporate Index, 23.5% Lehman Brothers Aggregate Bond Index, 9% Russell 1000 Value Index, 32.8% S&P 500 Index, 6.3% Russell 1000 Growth Index, 8.2% Dow Jones Wilshire 4500 Completion Index (FA), and 13.2% MSCI EAFE Index

Milestone 2025 Fund (VPRNX)	Year of Inception: 2005	Total Net Assets: $69 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Target Allocation:	Fixed Income
2.00% Vantagepoint Low Duration Bond Fund
21.00% Vantagepoint Core Bond Index Fund

Equity
9.00% Vantagepoint Equity Income Fund
35.80% Vantagepoint Growth & Income Fund
6.80% Vantagepoint Growth Fund
10.20% Vantagepoint Mid/Small Company Index Fund
15.20% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

2% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 21% Lehman Brothers Aggregate Bond Index, 9% Russell 1000 Value Index, 35.8% S&P 500 Index, 6.8% Russell 1000 Growth Index, 10.2% Dow Jones Wilshire 4500 Completion Index (FA), and 15.2% MSCI EAFE Index

Milestone 2030 Fund (VPRMX)	Year of Inception: 2005	Total Net Assets: $50 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Target Allocation:	Fixed Income
17.00% Vantagepoint Core Bond Index Fund

Equity
8.40% Vantagepoint Equity Income Fund
37.90% Vantagepoint Growth & Income Fund
7.30% Vantagepoint Growth Fund
12.20% Vantagepoint Mid/Small Company Index Fund
17.20% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

17% Lehman Brothers Aggregate Bond Index, 8.4% Russell 1000 Value Index, 37.9% S&P 500 Index, 7.3% Russell 1000 Growth Index, 12.2% Dow Jones Wilshire 4500 Completion Index (FA), and 17.2% MSCI EAFE Index

Milestone 2035 Fund (VPRLX)	Year of Inception: 2005	Total Net Assets: $26 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Target Allocation:	Fixed Income
12.00% Vantagepoint Core Bond Index Fund

Equity
7.40% Vantagepoint Equity Income Fund
39.40% Vantagepoint Growth & Income Fund
7.80% Vantagepoint Growth Fund
14.20% Vantagepoint Mid/Small Company Index Fund
19.20% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

12% Lehman Brothers Aggregate Bond Index, 7.4% Russell 1000 Value Index, 39.4% S&P 500 Index, 7.8% Russell 1000 Growth Index, 14.2% Dow Jones Wilshire 4500 Completion Index Index (FA), and 19.2% MSCI EAFE Index

Milestone 2040 Fund (VPRKX)	Year of Inception: 2005	Total Net Assets: $23 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Target Allocation:	Fixed Income
10.00% Vantagepoint Core Bond Index Fund

Equity
7.00% Vantagepoint Equity Income Fund
40.00% Vantagepoint Growth & Income Fund
8.00% Vantagepoint Growth Fund
15.00% Vantagepoint Mid/Small Company Index Fund
20.00% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

10% Lehman Brothers Aggregate Bond Index, 7% Russell 1000 Value Index, 40% S&P 500 Index, 8% Russell 1000 Growth Index, 15% Dow Jones Wilshire 4500 Completion Index, and 20% MSCI EAFE Index

The following describes the market indexes noted:

S&P 500 Index -- consists of 500 companies representing larger capitalization stocks traded in the U.S.

Dow Jones Wilshire 5000 Composite Index (FA) -- consists of substantially all common equity securities of companies domiciled in the U.S. for which daily pricing is available and is calculated using a float adjusted methodology.

Dow Jones Wilshire 4500 Completion Index (FA) -- consists of all equity securities of companies domiciled in the U.S. for which daily pricing is available less the 500 stocks in the S&P 500 Index and is calculated using a float adjusted methodology.

Merrill Lynch 1-3 Year Government/Corporate Bond Index -- tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index ("EAFE Index")-- consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index ("EAFE Free Index") -- is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada.

Lehman Brothers Aggregate Bond Index -- consists of investment-grade U.S. fixed income securities.

Lehman Brothers U.S. TIPS Index-- consists of all U.S. Treasury Inflation Protected Securities rated investment grade or better, having at lease one year to final maturity and at least $250 million per amount outstanding.

Lehman Brothers Long-Term Treasury Bond Index -- consists of all Treasury obligations with maturities of 10 years or greater.

Russell 1000 Value Index -- consists of a subset of the Russell 1000 Index that includes stocks with lower price-to-book ratios and lower forecasted growth values.

Russell 1000 Growth Index -- consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted growth values.

Russell MidCap Growth Index -- consists of a subset of the Russell MidCap Index that includes companies with higher price-to-book ratios and higher forecasted growth values.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Vantagepoint Funds Asset Allocations (percentages of total assets)

Fund Name	Repurchase Agreements	Certificates of Deposit	Time Deposits	Variable Rate Securities	Commercial Paper	Medium Term Notes	Funding Agreements	Asset Backed Securities
Vantagepoint Money Market Fund	21.2	7.5	11.1	9.2	39.2	6.2	2.4	2.5
	Software	Hardware	Media	Telecomm	Healthcare	Consumer Services	Business Services	Financial Services
Vantagepoint Low Duration Bond Fund
Vantagepoint Inflation Protected Securities Fund
Vantagepoint Asset Allocation Fund	3.7	9.7	3.5	3.7	11.7	7.8	4.1	20.8
Vantagepoint Equity Income Fund	0.4	7.0	12.1	7.5	9.0	6.0	3.4	17.9
Vantagepoint Growth & Income Fund	3.5	12.5	2.2	4.2	12.3	10.5	4.3	21.7
Vantagepoint Growth Fund	5.7	16.1	6.1	0.2	12.7	12.9	10.9	18.6
Vantagepoint Aggressive Opportunities Fund	6.0	10.4	8.3	8.0	14.2	9.7	11.3	12.3
Vantagepoint Core Bond Index Fund Class I
Vantagepoint Core Bond Index Fund Class II
Vantagepoint 500 Stock Index Fund Class I	3.6	9.7	3.5	3.8	11.7	7.8	4.1	20.8
Vantagepoint 500 Stock Index Fund Class II	3.6	9.7	3.5	3.8	11.7	7.8	4.1	20.8
Vantagepoint Broad Market Index Fund Class I	3.8	9.1	3.5	3.5	11.4	8.1	5.5	20.8
Vantagepoint Broad Market Index Fund Class II	3.8	9.1	3.5	3.5	11.4	8.1	5.5	20.8
Vantagepoint Mid-Small Company Index Fund I	3.9	6.6	3.6	2.5	10.3	8.6	11.0	22.8
Vantagepoint Mid-Small Company Index Fund Class II	3.9	6.6	3.6	2.5	10.3	8.6	11.0	22.8
	Africa/ Middle East	Australasia	Asia	Europe	Japan	Latin America	North America	United Kingdom
Vantagepoint International Fund	0.7	2.7	9.4	41.0	25.5	1.0	5.6	14.1
Vantagepoint Overseas Equity Index Fund Class I	0.2	5.6	2.9	46.4	21.3	0.0	0.0	23.6
Vantagepoint Overseas Equity Index Fund Class II	0.2	5.6	2.9	46.4	21.3	0.0	0.0	23.6
	Software	Hardware	Media	Telecomm	Healthcare	Consumer Services	Business Services	Financial Services
Vantagepoint Model Portfolio Savings Oriented Fund	0.4	2.2	1.5	1.5	2.4	1.9	1.0	5.2
Vantagepoint Model Portfolio Conservative Growth Fund	1.1	4.0	2.4	2.2	4.2	3.4	2.6	7.8
Vantagepoint Model Portfolio Traditional Growth Fund	1.9	6.1	3.5	3.2	6.4	5.2	4.1	11.6
Vantagepoint Model Portfolio Long-Term Growth Fund	2.7	8.4	4.6	4.1	8.7	7.1	5.7	15.4
Vantagepoint Model Portfolio All-Equity Growth Fund	3.4	10.5	6.0	5.1	10.8	8.8	7.3	19.0
Vantagepoint Milestone Retirement Income Fund	0.6	2.8	1.6	1.8	3.0	2.4	1.3	6.3
Vantagepoint Milestone 2010 Fund	1.0	4.3	2.0	2.2	4.4	3.6	2.0	8.8
Vantagepoint Milestone 2015 Fund	1.6	6.1	2.5	2.8	6.2	5.2	3.2	12.6
Vantagepoint Milestone 2020 Fund	1.9	7.0	2.8	3.2	7.2	6.1	4.0	15.0
Vantagepoint Milestone 2025 Fund	2.2	7.7	3.0	3.6	8.0	6.7	4.5	16.6
Vantagepoint Milestone 2030 Fund	2.4	8.2	3.1	3.8	8.6	7.2	5.0	18.0
Vantagepoint Milestone 2035 Fund	2.5	8.6	3.1	4.0	9.1	7.6	5.4	19.2
Vantagepoint Milestone 2040 Fund	2.6	8.8	3.2	4.1	9.3	7.8	5.6	19.7

Rows may not sum to 100% due to rounding.

U.S. Gov’t Agency Discount Notes
0.7
Consumer Goods	Industrial Materials	Energy	Utilities	Asset- backed	Cash Sector	Non-US Corp	Non-US Govt	CMO	Pass- thru	Muni	US Agency	US Corp	US TIPS	US Treas
				23.2	11.5	0.3	0.5	17.2	6.5	-	2.5	20.7	-	17.7
				-	0.8	-	-	-	1.4	-	0.1	-	65.5	32.1
8.3	12.6	10.7	3.5
11.5	12.5	9.4	3.4
6.0	11.6	9.3	1.9
5.3	8.8	2.7	0.2
3.7	11.8	4.4	-
				0.8	1.6	1.5	1.4	5.6	36.7	0.2	11.7	18.7	-	21.9
				0.8	1.6	1.5	1.4	5.6	36.7	0.2	11.7	18.7	-	21.9
8.4	12.6	10.6	3.5
8.4	12.6	10.6	3.5
7.8	12.5	10.5	3.5
7.8	12.5	10.5	3.5
4.9	12.3	9.7	3.7
4.9	12.3	9.7	3.7

Consumer Goods	Industrial Materials	Energy	Utilities	Asset- backed	Cash Sector	Non-US Corp	Non-US Govt	CMO	Pass- thru	Muni	US Agency	US Corp	US TIPS	US Treas
2.5	3.2	2.4	0.8	8.4	4.6	0.6	0.6	7.7	13.4	0.1	4.4	12.8	6.6	16.0
3.5	4.9	3.0	0.9	7.2	3.9	0.5	0.5	6.8	13.0	0.1	4.3	11.8	-	11.9
5.1	7.3	4.4	1.3	4.8	2.6	0.4	0.4	4.6	8.6	0.0	2.8	7.9	-	7.9
6.6	9.7	5.6	1.6	0.2	0.3	0.3	0.3	1.1	7.3	0.0	2.3	3.7	-	4.4
8.3	12.0	6.8	1.9
2.8	3.8	2.8	0.9	8.4	4.6	0.6	0.6	8.0	15.1	0.1	5.0	13.8	-	13.9
3.7	5.2	3.7	1.1	6.3	3.5	0.6	0.6	6.3	13.4	0.1	4.4	11.3	-	11.6
4.9	7.3	5.2	1.5	3.5	2.0	0.4	0.4	3.9	10.8	0.1	3.5	7.9	-	8.4
5.7	8.6	6.1	1.8	1.8	1.2	0.4	0.4	2.5	9.1	0.0	2.9	5.8	-	6.4
6.4	9.6	6.8	2.1	0.6	0.6	0.3	0.3	1.5	7.8	0.0	2.5	4.3	-	5.0
6.8	10.4	7.4	2.3	0.1	0.3	0.3	0.2	1.0	6.2	0.0	2.0	3.2	-	3.7
7.2	11.1	7.8	2.4	0.1	0.2	0.2	0.2	0.7	4.4	0.0	1.4	2.2	-	2.6
7.4	11.3	8.0	2.5	0.1	0.2	0.2	0.1	0.6	3.7	0.0	1.2	1.9	-	2.2

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2007 (Unaudited)

	Money Market	Low Duration Bond(1)	Inflation Protected Securities(2)	Asset Allocation	Equity Income
ASSETS:
Securities, at market value†	$263,327,343	$642,718,688	$140,788,808	$794,635,419	$1,852,747,499
Cash	—	15,352,679	—	12,775,886	6,040,343
Cash denominated in foreign currencies	—	—	4,234	—	—
Receivable for:
Dividends	1,113,123	—	—	731,179	1,510,959
Interest	—	5,377,057	1,416,048	50,813	18,677
Investments sold	—	304,110	—	2,066,860	1,316,292
Fund shares sold	453,975	276,694	153,522	14,158	1,007,809
Variation margin on futures contracts	—	35,467	16,419	—	—
Total Assets	264,894,441	664,064,695	142,379,031	810,274,315	1,862,641,579
LIABILITIES:
Payable for:
Investments purchased	—	13,394,949	1,068,499	3,222,327	8,880,492
Fund shares redeemed	30,685	15,776	94,957	115,628	187,941
Variation margin on futures contracts	—	—	—	30,690	—
Collateral for securities loaned	—	—	—	21,755,168	143,373,194
Swap interest payable	—	—	12,047	—	—
Accrued Expenses:
Administrative services fees	6,592	9,504	2,067	11,682	25,275
Advisory fees	20,572	51,149	11,132	62,958	136,212
Subadviser fees	—	217,324	50,307	447,652	1,588,002
Options written, at value	—	—	27,672	—	—
Other accrued expense	83,039	248,226	60,009	340,319	615,386
Total Liabilities	140,888	13,936,928	1,326,690	25,986,424	154,806,502
NET ASSETS	$264,753,553	$650,127,767	$141,052,341	$784,287,891	$1,707,835,077
NET ASSETS REPRESENTED BY:
Paid-in capital	$264,753,553	$663,008,459	$150,398,556	$616,186,713	$1,248,991,416
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency transactions, option contracts and swap agreements	—	(2,703,595)	(4,085,532)	152,560,347	432,785,760
Undistributed net investment income (loss)	—	(155,525)	41,784	7,988,906	10,494,318
Accumulated net realized loss on investments, futures contracts, foreign currency transactions, option contracts and swap agreements	—	(10,021,572)	(5,302,467)	7,551,925	15,563,583
NET ASSETS	$264,753,553	$650,127,767	$141,052,341	$784,287,891	$1,707,835,077
CAPITAL SHARES:
Net Assets	$264,753,553	$650,127,767	$141,052,341	$784,287,891	$1,707,835,077
Shares Outstanding	264,753,553	66,777,041	14,487,387	87,780,777	157,229,825
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$1.00	$9.74	$9.74	$8.93	$10.86
Cost of investments	$263,327,343	$645,407,218	$144,858,059	$641,535,849	$1,419,961,739
Cost of cash denominated in foreign currencies	$—	$—	$4,311	$—	$—

____________ † Includes securities on loan with market values of (Note 6):	$—	$—	$—	$21,048,470	$135,241,415

(1)	Formerly Short-Term Bond Fund.

(2)	Formerly US Government Securities Fund.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2007 (Unaudited)

	Growth & Income	Growth	Aggressive Opportunities	International
ASSETS:
Securities, at market value†	$1,381,766,748	$3,044,605,217	$1,856,653,030	$1,223,474,469
Cash	739,471	—	1,413,012	—
Cash denominated in foreign currencies	—	—	—	877,525
Receivable for:
Dividends	1,422,711	2,253,824	789,873	1,232,773
Interest	17,245	56,573	197,692	57,714
Investments sold	14,288,981	6,226,449	9,582,834	5,268,627
Fund shares sold	771,369	320,943	672,110	81,529
Recoverable foreign taxes	15,474	2,889	—	389,456
Gross unrealized gain on forward foreign currency exchange contracts	—	—	—	189,202
Total Assets	1,399,021,999	3,053,465,895	1,869,308,551	1,231,571,295
LIABILITIES:
Payable for:
Investments purchased	13,031,953	912,789	4,949,040	5,428,874
Fund shares redeemed	175,550	458,637	651	57,431
Collateral for securities loaned	99,847,129	214,304,263	408,990,060	76,105,455
Accrued Expenses:
Administrative services fees	18,979	42,099	21,504	16,734
Advisory fees	102,297	226,922	116,011	90,768
Subadviser fees	1,149,060	2,595,083	1,830,732	1,819,611
Other accrued expense	472,782	1,100,262	555,888	481,178
Gross unrealized loss on forward foreign currency exchange contracts	—	—	—	19,722
Total Liabilities	114,797,750	219,640,055	416,463,886	84,019,773
NET ASSETS	$1,284,224,249	$2,833,825,840	$1,452,844,665	$1,147,551,522
NET ASSETS REPRESENTED BY:
Paid-in capital	$975,811,661	$2,762,406,404	$1,039,770,617	$849,525,609
Net unrealized appreciation on investments and foreign currency transactions	274,636,024	457,504,974	317,520,278	233,765,137
Undistributed net investment income (loss)	5,812,630	6,150,878	(723,336)	5,094,054
Accumulated net realized gain (loss) on investments and foreign currency transactions	27,963,934	(392,236,416)	96,277,106	59,166,722
NET ASSETS	$1,284,224,249	$2,833,825,840	$1,452,844,665	$1,147,551,522
CAPITAL SHARES:
Net Assets	$1,284,224,249	$2,833,825,840	$1,452,844,665	$1,147,551,522
Shares Outstanding	103,840,101	273,670,395	101,472,894	83,438,276
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$12.37	$10.35	$14.32	$13.75
Cost of investments	$1,107,130,890	$2,587,100,413	$1,539,132,789	$989,894,212
Cost of cash denominated in foreign currencies	$—	$—	$—	$879,935

____________ † Includes securities on loan with market values of (Note 6):	$96,440,155	$207,388,892	$392,777,596	$72,463,151

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2007 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
ASSETS:
Securities, at market value†	$1,386,357,975	$435,675,115	$735,911,586	$266,492,644	$241,378,775
Cash denominated in foreign currencies	—	—	—	—	1,372,538
Receivable for:
Dividends	—	521,189	806,511	201,651	544,116
Interest	12,659,134	1,230	16,179	24,004	10,252
Investments sold	7,718,291	161,759	412,434	1,461,801	1,236,033
Fund shares sold	1,815,560	69,251	262,477	231,240	234,874
Recoverable foreign taxes	—	—	—	—	82,654
Variation margin on futures contracts	—	—	—	—	60,174
Gross unrealized gain on forward foreign currency exchange contracts	—	—	—	—	163,606
Total Assets	1,408,550,960	436,428,544	737,409,187	268,411,340	245,083,022
LIABILITIES:
Payable for:
Investments purchased	21,130,788	361,926	409,226	812,516	1,079,487
Fund shares redeemed	22,757	42,897	67,479	—	116,017
Variation margin on futures contracts	—	5,457	19,397	20,260	—
Collateral for securities loaned	124,719,517	15,558,489	52,971,900	48,695,284	4,875,940
Accrued Expenses:
Administrative services fees	18,385	6,246	10,141	3,234	3,472
Advisory fees	49,481	16,835	27,338	8,724	9,336
Subadviser fees	61,450	20,445	36,121	21,700	37,613
Other accrued expense	385,869	103,518	160,018	59,696	67,431
Gross unrealized loss on forward foreign currency exchange contracts	—	—	—	—	224,118
Total Liabilities	146,388,247	16,115,813	53,701,620	49,621,414	6,413,414
NET ASSETS	$1,262,162,713	$420,312,731	$683,707,567	$218,789,926	$238,669,608
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,313,639,588	$223,274,371	$420,398,727	$139,614,739	$173,712,830
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	(28,833,088)	203,465,666	271,414,486	68,464,620	62,504,018
Undistributed net investment income (loss)	(1,544,287)	3,471,255	10,798,250	2,012,896	2,944,929
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(21,099,500)	(9,898,561)	(18,903,896)	8,697,671	(492,169)
NET ASSETS	$1,262,162,713	$420,312,731	$683,707,567	$218,789,926	$238,669,608
CAPITAL SHARES:
Net Assets—Class I	$1,080,207,469	$106,528,564	$192,796,282	$93,176,723	$73,034,757
Shares Outstanding—Class I	112,650,125	8,889,724	15,204,000	5,162,143	4,803,737
Net Asset Value—Class I, offering and redemption price per share (net assets divided by shares outstanding)	$9.59	$11.98	$12.68	$18.05	$15.20
Net Assets—Class II	$181,955,244	$313,784,167	$490,911,285	$125,613,203	$165,634,851
Shares Outstanding—Class II	18,887,581	27,582,644	40,899,861	7,268,828	11,493,922
Net Asset Value—Class II, offering and redemption price per share (net assets divided by shares outstanding)	$9.63	$11.38	$12.00	$17.28	$14.41
Cost of investments	$1,415,191,063	$232,126,679	$464,292,355	$197,894,913	$178,864,715
Cost of cash denominated in foreign currencies	$—	$—	$—	$—	$1,368,392

____________ † Includes securities on loan with market values of (Note 6):	$121,375,582	$15,055,478	$50,942,013	$46,611,745	$4,622,247

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2007 (Unaudited)

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
ASSETS:
Securities of affiliated Mutual Funds, at market value*	$301,920,038	$577,844,691	$1,442,468,102	$1,628,111,838	$563,517,313
Receivable for:
Dividends	934,285	1,234,963	1,997,954	1,270,548	—
Investments sold	—	15,776	—	—	—
Fund shares sold	333,735	139,988	833,741	989,017	704,549
Total Assets	303,188,058	579,235,418	1,445,299,797	1,630,371,403	564,221,862
LIABILITIES:
Payable for:
Investments purchased	1,225,504	1,307,556	2,689,283	2,115,228	543,637
Fund shares redeemed	12,645	28,485	19,067	6,843	107,722
Accrued Expenses:
Administrative services fees	3,398	6,502	16,215	18,322	6,320
Advisory fees	24,766	46,762	106,877	119,183	45,557
Other accrued expense	37,852	60,336	117,485	127,998	48,488
Total Liabilities	1,304,165	1,449,641	2,948,927	2,387,574	751,724
NET ASSETS	$301,883,893	$577,785,777	$1,442,350,870	$1,627,983,829	$563,470,138
NET ASSETS REPRESENTED BY:
Paid-in capital	$283,516,810	$522,153,085	$1,229,229,049	$1,297,616,630	$428,665,842
Net unrealized appreciation on investments	7,651,532	60,696,579	252,245,337	335,076,805	122,675,361
Undistributed net investment income (loss)	5,484,879	7,197,644	11,712,619	8,859,425	(368,072)
Accumulated net realized gain (loss) on investments	5,230,672	(12,261,531)	(50,836,135)	(13,569,031)	12,497,007
NET ASSETS	$301,883,893	$577,785,777	$1,442,350,870	$1,627,983,829	$563,470,138
CAPITAL SHARES:
Net Assets	$301,883,893	$577,785,777	$1,442,350,870	$1,627,983,829	$563,470,138
Shares Outstanding	11,859,176	22,614,839	56,104,453	61,696,816	19,942,180
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$25.46	$25.55	$25.71	$26.39	$28.26
Cost of investments	$294,268,506	$517,148,112	$1,190,222,765	$1,293,035,033	$440,841,952

____________ * Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2007 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
ASSETS:
Securities of affiliated Mutual Funds, at market value*	$39,526,761	$63,126,782	$109,116,983	$93,549,901	$68,942,384
Receivable for:
Dividends	99,488	132,419	164,477	106,999	61,014
Investments sold	30,215	2,458	11,920	—	—
Fund shares sold	6,992	37,722	129,188	136,862	62,971
Due from investment adviser**	7,114	6,260	—	757	6,114
Total Assets	39,670,570	63,305,641	109,422,568	93,794,519	69,072,483
LIABILITIES:
Payable for:
Investments purchased	99,488	145,804	293,665	233,247	95,381
Fund shares redeemed	37,206	24,336	—	—	24,960
Accrued Expenses:
Administrative services fees	2,399	2,399	2,399	2,399	2,399
Advisory fees	3,224	5,140	10,091	7,539	5,537
Other accrued expense	20,083	21,619	24,603	23,100	21,988
Total Liabilities	162,400	199,298	330,758	266,285	150,265
NET ASSETS	$39,508,170	$63,106,343	$109,091,810	$93,528,234	$68,922,218
NET ASSETS REPRESENTED BY:
Paid-in capital	$37,926,393	$58,412,199	$98,031,212	$83,688,485	$60,976,715
Net unrealized appreciation on investments	612,757	2,201,766	7,096,005	7,037,069	5,796,211
Undistributed net investment income	506,239	683,675	843,713	504,853	272,955
Accumulated net realized loss on investments	462,781	1,808,703	3,120,880	2,297,827	1,876,337
NET ASSETS	$39,508,170	$63,106,343	$109,091,810	$93,528,234	$68,922,218
CAPITAL SHARES:
Net Assets	$39,508,170	$63,106,343	$109,091,810	$93,528,234	$68,922,218
Shares Outstanding	3,634,968	5,573,239	9,161,074	7,643,851	5,508,501
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$10.87	$11.32	$11.91	$12.24	$12.51
Cost of investments	$38,914,004	$60,925,016	$102,020,978	$86,512,832	$63,146,173

____________
*	Investment in other Vantagepoint Funds (Note 1).

**	Contractual fee waiver (Note 3)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2007 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040
ASSETS:
Securities of affiliated Mutual Funds, at market value*	$50,443,207	$25,732,377	$22,797,083
Receivable for:
Dividends	33,498	12,013	8,864
Fund shares sold	103,834	148,812	171,081
Due from investment adviser**	6,503	7,214	15,077
Total Assets	50,587,042	25,900,416	22,992,105
LIABILITIES:
Payable for:
Investments purchased	135,136	160,596	179,945
Accrued Expenses:
Administrative services fees	2,399	2,399	2,400
Advisory fees	4,061	2,059	1,818
Other accrued expense	20,260	19,719	19,414
Total Liabilities	161,856	184,773	203,577
NET ASSETS	$50,425,186	$25,715,643	$22,788,528
NET ASSETS REPRESENTED BY:
Paid-in capital	$45,011,813	$22,805,869	$20,596,691
Net unrealized appreciation on investments	4,085,138	2,063,423	1,567,394
Undistributed net investment income	128,381	41,833	28,764
Accumulated net realized gain (loss) on investments	1,199,854	804,518	595,679
NET ASSETS	$50,425,186	$25,715,643	$22,788,528
CAPITAL SHARES:
Net Assets	$50,425,186	$25,715,643	$22,788,528
Shares Outstanding	3,962,653	1,995,732	1,777,613
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$12.73	$12.89	$12.82
Cost of investments	$46,358,069	$23,668,954	$21,229,689

____________
*	Investment in other Vantagepoint Funds (Note 1).

**	Contractual fee waiver (Note 3)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2007 to June 30, 2007 (Unaudited)

	Money Market	Low Duration Bond(1)	Inflation Protected Securities(2)	Asset Allocation	Equity Income
INVESTMENT INCOME:
Dividends	$6,257,207	$—	$—	$5,887,685	$13,613,592
Interest	—	14,808,305	4,836,059	3,831,821	2,685,105
Security lending income	—	792	13,355	18,113	975,575
Foreign taxes withheld on dividends	—	—	—	—	(59,433)
Total investment income	6,257,207	14,809,097	4,849,414	9,737,619	17,214,839
EXPENSES:
Directors	1,186	3,193	742	3,987	7,868
Subadviser	—	418,269	69,713	876,303	2,982,148
Custodian	15,035	63,171	23,266	72,289	119,788
Advisory*	118,546	309,258	70,281	384,065	786,704
Fund services	177,819	463,886	105,422	576,097	1,180,055
Investor services	237,092	618,515	140,563	768,129	1,573,407
Administration	19,330	56,595	12,869	70,568	141,682
Other expenses	39,490	72,583	31,796	124,486	150,291
Total expenses	608,498	2,005,470	454,652	2,875,924	6,941,943
NET INVESTMENT INCOME	5,648,709	12,803,627	4,394,762	6,861,695	10,272,896
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on sale of investments	—	(2,135,709)	(1,575,759)	14,981,891	31,324,324
Net realized gain (loss) on futures contracts, foreign currency transactions, option contracts and swap agreements	—	(166,327)	37,737	4,867,249	—
Net change in unrealized appreciation (depreciation) on investments	—	958,993	(2,620,344)	21,843,969	107,025,503
Net change in unrealized appreciation (depreciation) on futures contracts, foreign currency transactions, option contracts and swap agreements	—	75,686	(16,281)	(1,054,983)	—
NET GAIN (LOSS) ON INVESTMENTS	—	(1,267,357)	(4,174,647)	40,638,126	138,349,827
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,648,709	$11,536,270	$220,115	$47,499,821	$148,622,723

____________
*	Refer to Note 3

(1)	Formerly Short-Term Bond Fund

(2)	Formerly US Government Securities Fund

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2007 to June 30, 2007 (Unaudited)

	Growth & Income	Growth	Aggressive Opportunities	International
INVESTMENT INCOME:
Dividends	$9,582,094	$15,894,900	$3,939,530	$17,190,719
Interest	647,228	1,518,161	826,219	736,333
Security lending income	82,904	418,655	1,645,360	509,885
Foreign taxes withheld on dividends	(120,944)	(49,440)	(65,935)	(1,772,453)
Total investment income	10,191,282	17,782,276	6,345,174	16,664,484
EXPENSES:
Directors	6,167	14,366	7,162	5,487
Subadviser	1,782,097	5,098,816	3,518,312	2,766,357
Custodian	122,111	227,081	147,676	519,783
Advisory*	605,784	1,380,365	695,510	538,425
Fund services	908,677	2,070,548	1,043,266	807,638
Investor services	1,211,569	2,760,730	1,391,021	1,076,850
Administration	110,304	254,779	127,496	97,847
Other expenses	122,001	250,622	135,876	116,034
Total expenses	4,868,710	12,057,307	7,066,319	5,928,421
NET INVESTMENT INCOME (LOSS)	5,322,572	5,724,969	(721,145)	10,736,063
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain on sale of investments	37,009,038	116,647,659	80,238,118	56,800,959
Net realized loss on futures contracts, foreign currency transactions, written options and swaps	(4,047)	—	(6,659)	(502,308)
Net change in unrealized appreciation on investments	48,351,822	102,336,005	73,062,248	31,998,042
Net change in unrealized appreciation on futures contracts, foreign currency transactions, written options and swaps	183	255	3	128,011
NET GAIN ON INVESTMENTS	85,356,996	218,983,919	153,293,710	88,424,704
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,679,568	$224,708,888	$152,572,565	$99,160,767

____________
*	Refer to Note 3

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2007 to June 30, 2007 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
INVESTMENT INCOME:
Dividends	$—	$3,816,876	$5,978,633	$1,497,147	$3,992,584
Interest	30,561,192	140,028	204,696	124,502	254,174
Security lending income	127,553	11,915	91,781	126,022	87,281
Foreign taxes withheld on dividends	—	—	(300)	(500)	(369,713)
Total investment income	30,688,745	3,968,819	6,274,810	1,747,171	3,964,326
EXPENSES:
Directors	6,132	2,076	3,367	1,012	942
Subadviser	121,214	40,160	70,908	42,381	69,606
Custodian	163,896	45,198	85,491	62,085	166,620
Advisory Class I*	254,132	26,410	47,711	21,431	15,792
Advisory Class II*	43,720	74,580	116,134	29,042	33,993
Fund services Class I	762,397	79,228	143,134	64,293	47,377
Fund services Class II	43,720	74,580	116,134	29,042	33,993
Investor services Class I	762,397	79,228	143,134	64,293	47,377
Investor services Class II	43,720	74,580	116,134	29,042	33,993
Administration	108,814	36,883	59,865	18,193	17,295
State license fees and memberships	12,779	31,422	11,438	10,134	10,102
Other expenses	109,060	43,281	64,079	26,143	38,724
Total expenses	2,431,981	607,626	977,529	397,091	515,814
NET INVESTMENT INCOME	28,256,764	3,361,193	5,297,281	1,350,080	3,448,512
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on sale of investments	(1,882,219)	6,368,129	4,746,475	5,565,583	980,232
Net realized gain on futures contracts and foreign currency transactions	—	393,225	309,825	336,657	550,914
Net change in unrealized appreciation (depreciation) on investments	(17,519,639)	16,862,765	37,180,400	10,803,658	14,353,991
Net change in unrealized depreciation on futures contracts and foreign currency transactions	—	(85,815)	(204,745)	(112,370)	(38,196)
NET GAIN (LOSS) ON INVESTMENTS	(19,401,858)	23,538,304	42,031,955	16,593,528	15,846,941
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,854,906	$26,899,497	$47,329,236	$17,943,608	$19,295,453

____________
*	Refer to Note 3

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2007 to June 30, 2007 (Unaudited)

	Model Portfolio Funds
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
INVESTMENT INCOME IN AFFILIATED MUTUAL FUNDS:
Dividends*	$5,226,370	$7,591,414	$12,201,428	$7,506,423	$—
Total investment income	5,226,370	7,591,414	12,201,428	7,506,423	—
EXPENSES:
Directors	1,535	2,870	6,987	7,755	2,538
Custodian	14,045	15,942	19,199	19,800	15,598
Advisory**	146,515	275,038	619,586	683,833	253,487
Administration	20,665	39,065	96,132	107,021	34,835
Legal	11,111	20,770	50,568	56,123	18,371
Other expenses	31,527	44,063	82,635	89,787	43,243
Total expenses	225,398	397,748	875,107	964,319	368,072
NET INVESTMENT INCOME (LOSS)	5,000,972	7,193,666	11,326,321	6,542,104	(368,072)
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on sale of investments	3,325,154	4,301,905	3,708,035	(474,892)	937,698
Realized gain distributions from affiliated mutual funds	1,734	1,746	5	—	—
Net change in unrealized appreciation on investments	555,078	12,562,424	64,896,940	104,679,837	44,948,737
NET GAIN ON INVESTMENTS	3,881,966	16,866,075	68,604,980	104,204,945	45,886,435
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,882,938	$24,059,741	$79,931,301	$110,747,049	$45,518,363

____________
*	Received from other Vantagepoint Funds (Note 1).

**	Refer to Note 3

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2007 to June 30, 2007 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
INVESTMENT INCOME IN AFFILIATED MUTUAL FUNDS:
Dividends*	$526,928	$725,439	$919,411	$572,204	$323,093
Total investment income	526,928	725,439	919,411	572,204	323,093
EXPENSES:
Directors	140	270	471	367	270
Custodian	12,099	12,319	12,678	12,503	12,337
Advisory**	15,820	27,440	48,367	38,995	28,532
Administration	7,398	7,398	7,398	7,398	7,398
Audit	7,440	7,440	7,440	7,440	7,440
State license fees and memberships	9,742	9,801	9,891	9,844	9,801
Other expenses	2,466	4,848	8,564	6,714	5,047
Total expenses	55,105	69,516	94,809	83,261	70,825
Less reimbursements (Note 3)	(28,447)	(14,413)	(1,471)	(5,458)	(14,269)
Total expenses	26,658	55,103	93,338	77,803	56,556
NET INVESTMENT INCOME	500,270	670,336	826,073	494,401	266,537
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain on sale of investments	182,797	702,440	669,461	292,209	133,276
Realized gain distributions from affiliated mutual funds	692	1,070	—	—	47
Net change in unrealized appreciation on investments	388,218	974,166	3,776,935	4,044,494	3,339,399
NET GAIN ON INVESTMENTS	571,707	1,677,676	4,446,396	4,336,703	3,472,722
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,071,977	$2,348,012	$5,272,469	$4,831,104	$3,739,259

____________
*	Received from other Vantagepoint Funds (Note 1).

**	Refer to Note 3

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2007 to June 30, 2007 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040
INVESTMENT INCOME IN AFFILIATED MUTUAL FUNDS:
Dividends*	$167,650	$61,434	$46,144
Total investment income	167,650	61,434	46,144
EXPENSES:
Directors	166	96	79
Custodian	12,167	12,027	12,001
Advisory**	19,666	10,307	8,923
Administration	7,398	7,398	7,398
Audit	7,440	7,440	7,440
State license fees and memberships	9,753	9,722	9,714
Other expenses	3,045	1,842	1,520
Total expenses	59,635	48,832	47,075
Less reimbursements (Note 3)	(17,853)	(27,953)	(29,058)
Total expenses	41,782	20,879	18,017
NET INVESTMENT INCOME	125,868	40,555	28,127
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain on sale of investments	204,208	100,805	52,083
Realized gain distributions from affiliated mutual funds	—	134	—
Net change in unrealized appreciation on investments	2,734,174	1,381,058	1,266,350
NET GAIN ON INVESTMENTS	2,938,382	1,481,997	1,318,433
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,064,250	$1,522,552	$1,346,560

____________
*	Received from other Vantagepoint Funds (Note 1).

**	Refer to Note 3

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Money Market		Low Duration Bond(1)
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,648,709	$8,101,593	$12,803,627	$21,677,634
Net realized gain (loss) on sale of investments	—	6,063	(2,302,036)	(2,260,196)
Net change in unrealized appreciation of investments	—	—	1,034,679	2,312,266
Net increase in net assets resulting from operations	5,648,709	8,107,656	11,536,270	21,729,704
Distributions to shareholders from:
Net investment income	(5,648,709)	(8,101,593)	(12,959,152)	(22,130,500)
Net realized gain on investments	—	(6,063)	—	—
Return of capital	—	—	—	(2,019,872)
Total distributions	(5,648,709)	(8,107,656)	(12,959,152)	(24,150,372)
Capital share transactions:
Proceeds from sale of shares	70,537,732	114,571,938	44,649,488	76,129,924
Reinvestment of distributions	5,648,709	8,107,656	12,959,152	24,150,374
Value of shares redeemed	(29,204,166)	(47,887,407)	(13,731,095)	(34,099,542)
Net increase from capital share transactions	46,982,275	74,792,187	43,877,545	66,180,756
Total increase in net assets	46,982,275	74,792,187	42,454,663	63,760,088
NET ASSETS at beginning of period	217,771,278	142,979,091	607,673,104	543,913,016
NET ASSETS at end of period	$264,753,553	$217,771,278	$650,127,767	$607,673,104
Undistributed net investment income included in net assets at end of period	$—	$—	$(155,525)	$35,984
SHARE TRANSACTIONS:
Number of shares sold	70,537,732	114,571,938	4,566,628	7,774,549
Number of shares issued through reinvestment of dividends and distributions	5,648,709	8,107,656	1,327,445	2,473,087
Number of shares redeemed	(29,204,165)	(47,887,407)	(1,403,718)	(3,492,137)
Net increase in shares outstanding	46,982,276	74,792,187	4,490,355	6,755,499

____________
(1)	Formerly Short-Term Bond Fund

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Inflation Protected Securities(1)		Asset Allocation
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,394,762	$5,516,908	$6,861,695	$12,320,489
Net realized gain (loss) on sale of investments	(1,538,022)	(1,632,407)	19,849,140	38,162,394
Net change in unrealized appreciation (depreciation) of investments	(2,636,625)	734,414	20,788,986	56,963,879
Net increase in net assets resulting from operations	220,115	4,618,915	47,499,821	107,446,762
Distributions to shareholders from:
Net investment income	(4,352,978)	(5,508,157)	—	(12,047,039)
Net realized gain on investments	—	—	—	(12,454,093)
Return of capital	—	(455,973)	—	—
Total distributions	(4,352,978)	(5,964,130)	—	(24,501,132)
Capital share transactions:
Proceeds from sale of shares	12,224,392	19,881,091	25,951,497	71,646,779
Reinvestment of distributions	4,352,978	5,964,119	—	24,501,132
Value of shares redeemed	(13,931,799)	(33,294,937)	(57,544,921)	(148,494,794)
Net increase (decrease) from capital share transactions	2,645,571	(7,449,727)	(31,593,424)	(52,346,883)
Total increase (decrease) in net assets	(1,487,292)	(8,794,942)	15,906,397	30,598,747
NET ASSETS at beginning of period	142,539,633	151,334,575	768,381,494	737,782,747
NET ASSETS at end of period	$141,052,341	$142,539,633	$784,287,891	$768,381,494
Undistributed net investment income included in net assets at end of period	$41,784	$—	$7,988,906	$1,127,211
SHARE TRANSACTIONS:
Number of shares sold	1,221,977	1,983,713	3,039,659	9,170,636
Number of shares issued through reinvestment of dividends and distributions	439,544	594,945	—	2,899,542
Number of shares redeemed	(1,392,334)	(3,319,412)	(6,684,188)	(18,880,309)
Net increase (decrease) in shares outstanding	269,187	(740,754)	(3,644,529)	(6,810,131)

____________
(1)	Formerly US Government Securities Fund

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Equity Income		Growth & Income
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income	$10,272,896	$19,551,581	$5,322,572	$9,585,232
Net realized gain on sale of investments	31,324,324	83,154,508	37,004,991	67,845,474
Net change in unrealized appreciation of investments	107,025,503	127,559,492	48,352,005	58,612,614
Net increase in net assets resulting from operations	148,622,723	230,265,581	90,679,568	136,043,320
Distributions to shareholders from:
Net investment income	—	(19,346,014)	—	(9,346,498)
Net realized gain on investments	—	(68,341,252)	—	(46,001,308)
Total distributions	—	(87,687,266)	—	(55,347,806)
Capital share transactions:
Proceeds from sale of shares	152,731,515	177,379,125	69,308,359	153,442,565
Reinvestment of distributions	—	87,677,531	—	55,345,916
Value of shares redeemed	(61,472,617)	(200,151,067)	(52,377,626)	(129,701,470)
Net increase from capital share transactions	91,258,898	64,905,589	16,930,733	79,087,011
Total increase in net assets	239,881,621	207,483,904	107,610,301	159,782,525
NET ASSETS at beginning of period	1,467,953,456	1,260,469,552	1,176,613,948	1,016,831,423
NET ASSETS at end of period	$1,707,835,077	$1,467,953,456	$1,284,224,249	$1,176,613,948
Undistributed net investment income included in net assets at end of period	$10,494,318	$221,422	$5,812,630	$490,058
SHARE TRANSACTIONS:
Number of shares sold	14,956,262	18,705,343	5,875,814	13,755,442
Number of shares issued through reinvestment of dividends and distributions	—	8,811,812	—	4,783,571
Number of shares redeemed	(6,004,076)	(21,350,248)	(4,415,108)	(11,689,273)
Net increase in shares outstanding	8,952,186	6,166,907	1,460,706	6,849,740

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Growth		Aggressive Opportunities
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$5,724,969	$8,515,574	$(721,145)	$(372,484)
Net realized gain on sale of investments	116,647,659	255,418,705	80,231,459	208,621,501
Net change in unrealized appreciation (depreciation) of investments	102,336,260	4,030,878	73,062,251	(43,966,624)
Net increase in net assets resulting from operations	224,708,888	267,965,157	152,572,565	164,282,393
Distributions to shareholders from:
Net investment income	—	(8,373,928)	—	(5,004,797)
Net realized gain on investments	—	—	—	(29,960,480)
Total distributions	—	(8,373,928)	—	(34,965,277)
Capital share transactions:
Proceeds from sale of shares	75,402,049	272,236,478	35,162,936	155,161,856
Reinvestment of distributions	—	8,373,928	—	34,965,277
Value of shares redeemed	(250,079,601)	(573,209,664)	(101,599,111)	(205,149,309)
Net decrease from capital share transactions	(174,677,552)	(292,599,258)	(66,436,175)	(15,022,176)
Total increase (decrease) in net assets	50,031,336	(33,008,029)	86,136,390	114,294,940
NET ASSETS at beginning of period	2,783,794,504	2,816,802,533	1,366,708,275	1,252,413,335
NET ASSETS at end of period	$2,833,825,840	$2,783,794,504	$1,452,844,665	$1,366,708,275
Undistributed net investment income included in net assets at end of period	$6,150,878	$425,909	$(723,336)	$(2,191)
SHARE TRANSACTIONS:
Number of shares sold	7,750,670	30,855,340	2,642,668	12,804,294
Number of shares issued through reinvestment of dividends and distributions	—	864,183	—	2,702,108
Number of shares redeemed	(25,370,607)	(64,302,554)	(7,561,179)	(16,785,739)
Net increase (decrease) in shares outstanding	(17,619,937)	(32,583,031)	(4,918,511)	(1,279,337)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	International
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income	$10,736,063	$9,863,035
Net realized gain on sale of investments	56,298,651	135,466,823
Net change in unrealized appreciation of investments	32,126,053	28,985,674
Net increase in net assets resulting from operations	99,160,767	174,315,532
Distributions to shareholders from:
Net investment income	—	(14,695,091)
Net realized gain on investments	—	(92,620,774)
Total distributions	—	(107,315,865)
Capital share transactions:
Proceeds from sale of shares	48,596,407	245,566,850
Reinvestment of distributions	—	107,315,865
Value of shares redeemed	(50,036,602)	(92,212,868)
Net increase (decrease) from capital share transactions	(1,440,195)	260,669,847
Total increase in net assets	97,720,572	327,669,514
NET ASSETS at beginning of period	1,049,830,950	722,161,436
NET ASSETS at end of period	$1,147,551,522	$1,049,830,950
Undistributed net investment income included in net assets at end of period	$5,094,054	$(5,642,009)
SHARE TRANSACTIONS:
Number of shares sold	3,738,694	19,883,822
Number of shares issued through reinvestment of dividends and distributions	—	8,544,256
Number of shares redeemed	(3,850,617)	(7,323,457)
Net increase (decrease) in shares outstanding	(111,923)	21,104,621

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Core Bond Index		500 Stock Index
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income	$28,256,764	$48,921,161	$3,361,193	$6,077,344
Net realized gain (loss) on sale of investments	(1,882,219)	(4,233,946)	6,761,354	17,965,358
Net change in unrealized appreciation (depreciation) of investments	(17,519,639)	(2,593,605)	16,776,950	28,980,059
Net increase in net assets resulting from operations	8,854,906	42,093,610	26,899,497	53,022,761
Distributions to shareholders from:
Net investment income—Class I	(25,302,623)	(44,920,670)	—	(1,401,396)
Net investment income—Class II	(4,498,428)	(8,408,673)	—	(4,529,631)
Return of capital—Class I	—	(3,778,387)	—	—
Return of capital—Class II	—	(651,657)	—	—
Total distributions	(29,801,051)	(57,759,387)	—	(5,931,027)
Capital share transactions:
Proceeds from sale of shares—Class I	108,736,420	143,624,871	4,604,314	10,534,365
Proceeds from sale of shares—Class II	16,496,009	25,099,849	23,511,546	48,011,790
Reinvestment of distributions—Class I	25,302,623	48,699,075	—	1,400,580
Reinvestment of distributions—Class II	4,498,428	9,060,333	—	4,529,631
Value of shares redeemed—Class I	(24,898,980)	(55,894,969)	(12,962,565)	(25,210,070)
Value of shares redeemed—Class II	(6,997,023)	(26,347,771)	(17,109,332)	(40,868,457)
Net increase (decrease) from capital share transactions	123,137,477	144,241,388	(1,956,037)	(1,602,161)
Total increase in net assets	102,191,332	128,575,611	24,943,460	45,489,573
NET ASSETS at beginning of period	1,159,971,381	1,031,395,770	395,369,271	349,879,698
NET ASSETS at end of period	$1,262,162,713	$1,159,971,381	$420,312,731	$395,369,271
Undistributed net investment income included in net assets at end of period	$(1,544,287)	$—	$3,471,255	$110,062
SHARE TRANSACTIONS:
Number of shares sold—Class I	11,173,270	14,668,662	400,899	1,004,662
Number of shares issued through reinvestment of dividends and distributions—Class I	2,604,161	4,998,854	—	124,055
Number of shares redeemed—Class I	(2,546,431)	(5,754,493)	(1,126,762)	(2,462,341)
Net increase (decrease) in shares outstanding—Class I	11,231,000	13,913,023	(725,863)	(1,333,624)
Number of shares sold—Class II	1,685,214	2,565,858	2,157,101	4,894,220
Number of shares issued through reinvestment of dividends and distributions—Class II	460,733	925,985	—	422,935
Number of shares redeemed—Class II	(714,286)	(2,686,544)	(1,560,852)	(4,156,114)
Net increase in shares outstanding—Class II	1,431,661	805,299	596,249	1,161,041

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Broad Market Index		Mid/Small Company Index
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,297,281	$9,590,854	$1,350,080	$2,054,232
Net realized gain on sale of investments	5,056,300	24,257,207	5,902,240	14,506,573
Net change in unrealized appreciation of investments	36,975,655	55,677,349	10,691,288	7,792,435
Net increase in net assets resulting from operations	47,329,236	89,525,410	17,943,608	24,353,240
Distributions to shareholders from:
Net investment income—Class I	—	(2,310,857)	—	(570,116)
Net investment income—Class II	—	(6,626,524)	—	(1,014,152)
Net realized gain on investments—Class I	—	—	—	(2,740,781)
Net realized gain on investments—Class II	—	—	—	(3,899,910)
Total distributions	—	(8,937,381)	—	(8,224,959)
Capital share transactions:
Proceeds from sale of shares—Class I	7,225,374	8,463,878	16,137,915	22,122,825
Proceeds from sale of shares—Class II	28,842,573	67,646,803	14,374,599	26,425,231
Reinvestment of distributions—Class I	—	2,308,829	—	3,309,703
Reinvestment of distributions—Class II	—	6,626,524	—	4,914,062
Value of shares redeemed—Class I	(23,717,979)	(49,214,562)	(9,254,548)	(21,949,655)
Value of shares redeemed—Class II	(21,584,014)	(69,237,879)	(5,975,074)	(29,219,624)
Net increase (decrease) from capital share transactions	(9,234,046)	(33,406,407)	15,282,892	5,602,542
Total increase in net assets	38,095,190	47,181,622	33,226,500	21,730,823
NET ASSETS at beginning of period	645,612,377	598,430,755	185,563,426	163,832,603
NET ASSETS at end of period	$683,707,567	$645,612,377	$218,789,926	$185,563,426
Undistributed net investment income included in net assets at end of period	$10,798,250	$5,500,969	$2,012,896	$662,816
SHARE TRANSACTIONS:
Number of shares sold—Class I	591,571	765,181	933,642	1,382,566
Number of shares issued through reinvestment of dividends and distributions—Class I	—	194,182	—	198,542
Number of shares redeemed—Class I	(1,949,454)	(4,543,303)	(532,660)	(1,378,148)
Net increase (decrease) in shares outstanding—Class I	(1,357,883)	(3,583,940)	400,982	202,960
Number of shares sold—Class II	2,505,512	6,551,146	866,649	1,723,786
Number of shares issued through reinvestment of dividends and distributions—Class II	—	589,548	—	308,285
Number of shares redeemed—Class II	(1,885,853)	(6,641,244)	(362,543)	(1,916,202)
Net increase in shares outstanding—Class II	619,659	499,450	504,106	115,869

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Overseas Equity Index
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income	$3,448,512	$2,716,265
Net realized gain on sale of investments	1,531,146	2,502,869
Net change in unrealized appreciation (depreciation) of investments	14,315,795	21,804,548
Net increase in net assets resulting from operations	19,295,453	27,023,682
Distributions to shareholders from:
Net investment income	—	—
Net investment income—Class I	—	(1,232,897)
Net investment income—Class II	—	(2,717,697)
Net realized gain on investments	—	—
Total distributions	—	(3,950,594)
Capital share transactions:
Proceeds from sale of shares	—	—
Proceeds from sale of shares—Class I	19,832,266	22,549,258
Proceeds from sale of shares—Class II	48,628,002	41,974,371
Reinvestment of distributions	—	—
Reinvestment of distributions—Class I	—	1,232,897
Reinvestment of distributions—Class II	—	2,717,697
Value of shares redeemed	—	—
Value of shares redeemed—Class I	(8,131,899)	(9,060,938)
Value of shares redeemed—Class II	(4,176,092)	(8,823,054)
Net increase from capital share transactions	56,152,277	50,590,231
Total increase in net assets	75,447,730	73,663,319
NET ASSETS at beginning of period	163,221,878	89,558,559
NET ASSETS at end of period	$238,669,608	$163,221,878
Undistributed net investment income included in net assets at end of period	$2,944,929	$(503,583)
Number of shares sold—Class I	1,368,022	1,761,043
Number of shares issued through reinvestment of dividends and distributions—Class I	—	89,927
Number of shares redeemed—Class I	(572,060)	(741,723)
Net increase in shares outstanding—Class I	795,962	1,109,247
Number of shares sold—Class II	3,536,062	3,480,524
Number of shares issued through reinvestment of dividends and distributions—Class II	—	209,376
Number of shares redeemed—Class II	(311,544)	(754,036)
Net increase in shares outstanding—Class II	3,224,518	2,935,864

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Savings Oriented		Conservative Growth
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,000,972	$9,451,190	$7,193,666	$14,956,592
Net realized gain on sale of investments	3,326,888	11,214,159	4,303,651	18,852,180
Net change in unrealized appreciation of investments	555,078	(1,645,116)	12,562,424	8,621,802
Net increase in net assets resulting from operations	8,882,938	19,020,233	24,059,741	42,430,574
Distributions to shareholders from:
Net investment income	—	(9,669,543)	—	(15,391,031)
Net realized gain on investments	—	(3,859,279)	—	—
Total distributions	—	(13,528,822)	—	(15,391,031)
Capital share transactions:
Proceeds from sale of shares	20,680,631	49,004,958	37,614,827	80,971,882
Reinvestment of distributions	—	13,525,948	—	15,389,487
Value of shares redeemed	(19,966,926)	(56,770,733)	(33,854,844)	(86,426,952)
Net increase from capital share transactions	713,705	5,760,173	3,759,983	9,934,417
Total increase in net assets	9,596,643	11,251,584	27,819,724	36,973,960
NET ASSETS at beginning of period	292,287,250	281,035,666	549,966,053	512,992,093
NET ASSETS at end of period	$301,883,893	$292,287,250	$577,785,777	$549,966,053
Undistributed net investment income included in net assets at end of period	$5,484,879	$483,907	$7,197,644	$3,978
SHARE TRANSACTIONS:
Number of shares sold	824,397	1,981,367	1,509,563	3,385,419
Number of shares issued through reinvestment of dividends and distributions	—	547,831	—	629,684
Number of shares redeemed	796,927	(2,296,701)	(1,359,408)	(3,628,028)
Net increase in shares outstanding	27,470	232,497	150,155	387,075

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Traditional Growth		Long-Term Growth
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$11,326,321	$25,961,801	$6,542,104	$19,963,964
Net realized gain (loss) on sale of investments	3,708,040	39,372,407	(474,892)	37,610,163
Net change in unrealized appreciation of investments	64,896,940	57,451,792	104,679,837	101,272,365
Net increase in net assets resulting from operations	79,931,301	122,786,000	110,747,049	158,846,492
Distributions to shareholders from:
Net investment income	—	(27,189,258)	—	(18,812,941)
Net realized gain on investments	—	(1,688,035)	—	(2,925,344)
Total distributions	—	(28,877,293)	—	(21,738,285)
Capital share transactions:
Proceeds from sale of shares	101,243,755	200,335,145	115,548,558	237,998,696
Reinvestment of distributions	—	28,875,836	—	21,738,285
Value of shares redeemed	(69,836,018)	(127,778,931)	(69,229,995)	(135,256,272)
Net increase from capital share transactions	31,407,737	101,432,050	46,318,563	124,480,709
Total increase in net assets	111,339,038	195,340,757	157,065,612	261,588,916
NET ASSETS at beginning of period	1,331,011,932	1,135,671,075	1,470,918,217	1,209,329,301
NET ASSETS at end of period	$1,442,350,870	$1,331,011,832	$1,627,983,829	$1,470,918,217
Undistributed net investment income included in net assets at end of period	$11,712,619	$386,298	$8,859,425	$2,317,321
SHARE TRANSACTIONS:
Number of shares sold	4,064,236	8,606,450	4,566,814	10,290,493
Number of shares issued through reinvestment of dividends and distributions	—	1,193,710	—	888,728
Number of shares redeemed	(2,819,902)	(5,501,760)	(2,757,674)	(5,870,485)
Net increase in shares outstanding	1,244,334	4,298,400	1,809,140	5,308,736

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	All-Equity Growth
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(368,072)	$2,705,483
Net realized gain (loss) on sale of investments	937,698	20,680,782
Net change in unrealized appreciation of investments	44,948,737	30,238,481
Net increase in net assets resulting from operations	45,518,363	53,624,746
Distributions to shareholders from:
Net investment income	—	(3,415,483)
Net realized gain on investments	—	(4,151,373)
Total distributions	—	(7,566,856)
Capital share transactions:
Proceeds from sale of shares	65,647,412	150,738,246
Reinvestment of distributions	—	7,566,856
Value of shares redeemed	(18,583,264)	(37,450,476)
Net increase from capital share transactions	47,064,148	120,854,626
Total increase in net assets	92,582,511	166,912,516
NET ASSETS at beginning of period	470,887,627	303,975,111
NET ASSETS at end of period	$563,470,138	$470,887,627
Undistributed net investment income included in net assets at end of period	$(368,072)	$—
SHARE TRANSACTIONS:
Number of shares sold	2,445,138	6,217,305
Number of shares issued through reinvestment of dividends and distributions	—	294,087
Number of shares redeemed	(697,955)	(1,554,344)
Net increase in shares outstanding	1,747,183	4,957,048

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone Retirement Income		Milestone 2010
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income	$500,270	$583,056	$670,336	$1,041,655
Net realized gain on sale of investments	183,489	464,609	703,510	1,380,973
Net change in unrealized appreciation of investments	388,218	264,323	974,166	867,832
Net increase in net assets resulting from operations	1,071,977	1,311,988	2,348,012	3,290,460
Distributions to shareholders from:
Net investment income	—	(594,424)	—	(1,062,637)
Net realized gain on investments	—	(223,180)	—	(438,462)
Total distributions	—	(817,604)	—	(1,501,099)
Capital share transactions:
Proceeds from sale of shares	23,211,540	15,200,938	18,765,645	27,626,782
Reinvestment of distributions	—	817,604	—	1,501,099
Value of shares redeemed	(7,309,711)	(7,124,863)	(6,490,531)	(9,072,124)
Net increase from capital share transactions	15,901,829	8,893,679	12,275,114	20,055,757
Total increase in net assets	16,973,806	9,388,063	14,623,126	21,845,118
NET ASSETS at beginning of period	22,534,364	13,146,301	48,483,217	26,638,099
NET ASSETS at end of period	$39,508,170	$22,534,364	$63,106,343	$48,483,217
Undistributed net investment income included in net assets at end of period	$506,239	$5,969	$683,675	$13,339
SHARE TRANSACTIONS:
Number of shares sold	2,169,633	1,455,016	1,691,595	2,597,257
Number of shares issued through reinvestment of dividends and distributions	—	77,867	—	138,478
Number of shares redeemed	(679,537)	(684,330)	(585,476)	(860,960)
Net increase in shares outstanding	1,490,096	848,553	1,106,119	1,874,775

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2015		Milestone 2020
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income	$826,073	$1,458,957	$494,401	$936,197
Net realized gain on sale of investments	669,461	2,807,295	292,209	2,146,074
Net change in unrealized appreciation of investments	3,776,935	2,235,772	4,044,494	2,118,890
Net increase in net assets resulting from operations	5,272,469	6,502,024	4,831,104	5,201,161
Distributions to shareholders from:
Net investment income	—	(1,493,654)	—	(962,204)
Net realized gain on investments	—	(554,181)	—	(253,397)
Total distributions	—	(2,047,835)	—	(1,215,601)
Capital share transactions:
Proceeds from sale of shares	27,258,957	46,077,012	30,454,579	35,500,775
Reinvestment of distributions	—	2,047,835	—	1,215,601
Value of shares redeemed	(7,797,068)	(9,676,643)	(4,159,192)	(5,539,787)
Net increase from capital share transactions	19,461,889	38,448,204	26,295,387	31,176,589
Total increase in net assets	24,734,358	42,902,393	31,126,491	35,162,149
NET ASSETS at beginning of period	84,357,452	41,455,059	62,401,743	27,239,594
NET ASSETS at end of period	$109,091,810	$84,357,452	$93,528,234	$62,401,743
Undistributed net investment income included in net assets at end of period	$843,713	$17,640	$504,853	$10,452
SHARE TRANSACTIONS:
Number of shares sold	2,359,093	4,216,756	2,578,045	3,225,773
Number of shares issued through reinvestment of dividends and distributions	—	181,867	—	105,889
Number of shares redeemed	(670,654)	(897,814)	(349,775)	(509,581)
Net increase in shares outstanding	1,688,439	3,500,809	2,228,270	2,822,081

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2025		Milestone 2030
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income	$266,537	$641,855	$125,868	$308,645
Net realized gain on sale of investments	133,323	1,836,744	204,208	1,062,133
Net change in unrealized appreciation of investments	3,339,399	1,675,287	2,734,174	962,707
Net increase in net assets resulting from operations	3,739,259	4,153,886	3,064,250	2,333,485
Distributions to shareholders from:
Net investment income	—	(663,029)	—	(319,455)
Net realized gain on investments	—	(161,951)	—	(101,504)
Total distributions	—	(824,980)	—	(420,959)
Capital share transactions:
Proceeds from sale of shares	18,491,874	28,399,132	24,419,521	15,463,412
Reinvestment of distributions	—	824,980	—	420,959
Value of shares redeemed	(2,112,618)	(3,227,959)	(3,065,747)	(1,843,608)
Net increase from capital share transactions	16,379,256	25,996,153	21,353,774	14,040,763
Total increase in net assets	20,118,515	29,325,059	24,418,024	15,953,289
NET ASSETS at beginning of period	48,803,703	19,478,644	26,007,162	10,053,873
NET ASSETS at end of period	$68,922,218	$48,803,703	$50,425,186	$26,007,162
Undistributed net investment income included in net assets at end of period	$272,955	$6,418	$128,381	$2,513
SHARE TRANSACTIONS:
Number of shares sold	1,522,039	2,545,854	2,025,198	1,375,019
Number of shares issued through reinvestment of dividends and distributions	—	70,632	—	35,614
Number of shares redeemed	(175,917)	(295,889)	(252,312)	(165,444)
Net increase in shares outstanding	1,346,122	2,320,597	1,772,886	1,245,189

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2035		Milestone 2040
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
Increase (decrease) in net assets resulting from operations:
Net investment income	$40,555	$171,247	$28,127	$124,296
Net realized gain on sale of investments	100,939	793,198	52,083	693,116
Net change in unrealized appreciation of investments	1,381,058	484,749	1,266,350	173,566
Net increase in net assets resulting from operations	1,522,552	1,449,194	1,346,560	990,978
Distributions to shareholders from:
Net investment income	—	(177,152)	—	(129,029)
Net realized gain on investments	—	(96,606)	—	(154,958)
Total distributions	—	(273,758)	—	(283,987)
Capital share transactions:
Proceeds from sale of shares	9,353,956	12,739,277	10,105,842	11,313,832
Reinvestment of distributions	—	273,758	—	283,987
Value of shares redeemed	(1,578,476)	(2,228,677)	(1,363,355)	(2,692,034)
Net increase from capital share transactions	7,775,480	10,784,358	8,742,487	8,905,785
Total increase in net assets	9,298,032	11,959,794	10,089,047	9,612,776
NET ASSETS at beginning of period	16,417,611	4,457,817	12,699,481	3,086,705
NET ASSETS at end of period	$25,715,643	$16,417,611	$22,788,528	$12,699,481
Undistributed net investment income included in net assets at end of period	$41,833	$1,278	$28,764	$637
SHARE TRANSACTIONS:
Number of shares sold	753,531	1,126,872	821,636	992,876
Number of shares issued through reinvestment of dividends and distributions	—	22,967	—	23,986
Number of shares redeemed	(128,104)	(196,701)	(110,571)	(239,464)
Net increase in shares outstanding	625,427	953,138	711,065	777,398

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Money Market
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.02		0.04	0.03	0.01	0.01	0.01
Net realized and unrealized loss on investments	—	*	(0.00)*	—	—	—	—
Total from investment operations	0.02		0.04	0.03	0.01	0.01	0.01
Less distributions:
From net investment income	(0.02)		(0.04)	(0.03)	(0.01)	(0.01)	(0.01)
From net realized gains	—	*	(0.00)*	—	—	—	—
Total distributions	(0.02)		(0.04)	(0.03)	(0.01)	(0.01)	(0.01)
Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.37	%††	4.51%	2.70%	0.82%	0.60%	1.32%
Ratios/Supplemental data:
Net assets, end of period (000)	$264,754	†	$217,771	$142,979	$116,449	$105,762	$138,232
Ratios to average net assets:
Ratio of expenses to average net assets	0.51	%†	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets	4.76	%†	4.47%	2.70%	0.84%	0.60%	1.30%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	N/A	0.49%
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	N/A	1.27%
Portfolio turnover	N/A††		N/A	N/A	N/A	N/A	N/A

____________
*	Rounds to less than $0.01.

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Low Duration Bond(1)
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005(a)	2004(a)	2003(a)	2002(a)•
Net Asset Value, beginning of period	$9.76		$9.79	$9.98	$10.00	$10.00	$10.00
Income from investment operations:
Net investment income	0.20		0.37	0.30	0.12	0.35	0.40
Net realized and unrealized gain (loss) on investments, futures contracts, foreign currency transactions, wrappers agreements, written options and swaps	(0.02)		0.01	(0.18)	0.24	— **	— **
Total from investment operations	0.18		0.38	0.12	0.36	0.35	0.40
Less distributions:
From net investment income	(0.20)		(0.38)	(0.31)	(0.20)	(0.33)	(0.40)
From net realized gains	—		—	—	(0.04)	(0.01)	(0.05)
Reverse stock split (Note 10)	—		—	—	—	0.01	0.05
Return of capital	—		(0.03)	—	(0.14)	(0.02)	—
Total distributions	(0.20)		(0.41)	(0.31)	(0.38)	(0.35)	(0.40)
Net Asset Value, end of period	$9.74		$9.76	$9.79	$9.98	$10.00	$10.00
Total return	1.87	%††	3.98%	1.27%	3.65%	3.51%	4.09%
Ratios/Supplemental data:
Net assets, end of period (000)	$650,128		$607,673	$543,913	$499,404	$619,964	$454,683
Ratios to average net assets:
Ratio of expenses to average net assets	0.65	%†	0.65%	0.65%	0.78%	0.82%	0.83%
Ratio of net investment income to average net assets	4.14	%†	3.82%	3.10%	1.94%	3.42%	4.02%
Portfolio turnover	36	%††	123%	120%	273%	211%	310%

____________
†	Annualized

††	Not annualized

*	Rounds to less than $0.01

(a)	Per Share amounts were adjusted to reflect a 10 for 1 stock split effective October 28, 2005.

•	Per share amounts were calculated using average shares outstanding.

(1)	Formerly Short-Term Bond Fund.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Inflation Protected Securities(1)
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$10.03		$10.12	$10.33	$10.54	$10.76	$10.34
Income from investment operations:
Net investment income	0.31		0.39	0.31	0.26	0.27	0.34
Net realized and unrealized gain (loss) on investments	(0.29)		(0.06)	(0.20)	(0.07)	(0.10)	0.54
Total from investment operations	0.02		0.33	0.11	0.19	0.17	0.88
Less distributions:
From net investment income	(0.31)		(0.39)	(0.32)	(0.27)	(0.30)	(0.35)
From net realized gains	—		—	—	(0.13)	(0.09)	(0.11)
Return of capital	—		(0.03)	—	—	—	—
Total distributions	(0.31)		(0.42)	(0.32)	(0.40)	(0.39)	(0.46)
Net Asset Value, end of period	$9.74		$10.03	$10.12	$10.33	$10.54	$10.76
Total return	0.14	%††	3.34%	1.05%	1.77%	1.66%	8.76%
Ratios/Supplemental data:
Net assets, end of period (000)	$141,052		$142,540	$151,335	$163,167	$188,546	$235,644
Ratios to average net assets:
Ratio of expenses to average net assets	0.65	%†	0.60%	0.59%	0.58%	0.61%	0.61%
Ratio of net investment income to average net assets	6.25	%†	3.85%	3.01%	2.49%	2.57%	3.30%
Portfolio turnover	154	%††	69%	91%	205%	120%	114%

†	Annualized

††	Not annualized

(1)	Formerly US Government Securities Fund

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Asset Allocation
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$8.40		$7.51	$7.33	$6.75	$5.49	$6.52
Income from investment operations:
Net investment income	0.08		0.14	0.12	0.12	0.07	0.10
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.45		1.03	0.22	0.59	1.35	(1.13)
Total from investment operations	0.53		1.17	0.34	0.71	1.42	(1.03)
Less distributions:
From net investment income	—		(0.14)	(0.12)	(0.11)	(0.16)	—
From net realized gains	—		(0.14)	(0.04)	(0.02)	—	—
Total distributions	—		(0.28)	(0.16)	(0.13)	(0.16)	—
Net Asset Value, end of period	$8.93		$8.40	$7.51	$7.33	$6.75	$5.49
Total return	6.31	%††	15.51%	4.54%	10.62%	25.97%	(15.80)%
Ratios/Supplemental data:
Net assets, end of period (000)	$784,288		$768,381	$737,783	$795,534	$784,440	$648,156
Ratios to average net assets:
Ratio of expenses to average net assets	0.75	%†	0.75%	0.75%	0.75%	0.76%	0.75%
Ratio of net investment income to average net assets	1.79	%†	1.67%	1.48%	1.60%	1.06%	1.61%
Portfolio turnover	2	%††	15%	9%	15%	17%	25%

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Equity Income
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$9.90		$8.87	$8.95	$7.88	$5.98	$7.12
Income from investment operations:
Net investment income	0.07		0.14	0.16	0.09	0.08	0.09
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.89		1.52	0.36	1.07	1.90	(1.15)
Total from investment operations	0.96		1.66	0.52	1.16	1.98	(1.06)
Less distributions:
From net investment income	—		(0.14)	(0.16)	(0.09)	(0.08)	(0.08)
From net realized gains	—		(0.49)	(0.44)	—	—	—
Total distributions	—		(0.63)	(0.60)	(0.09)	(0.08)	(0.08)
Net Asset Value, end of period	$10.86		$9.90	$8.87	$8.95	$7.88	$5.98
Total return	9.70	%††	18.73%	5.76%	14.78%	33.09%	(14.96)%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,707,835		$1,467,953	$1,260,470	$1,088,207	$824,093	$565,046
Ratios to average net assets:
Ratio of expenses to average net assets	0.88	%†	0.89%	0.89%	0.90%	0.92%	0.92%
Ratio of net investment income to average net assets	1.30	%†	1.49%	1.78%	1.18%	1.25%	1.21%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	N/A	0.90%
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	N/A	1.23%
Portfolio turnover	7	%††	18%	16%	14%	13%	17%

†	Annualized

††	Not Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Growth & Income
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$11.49		$10.64	$10.12	$9.38	$7.24	$9.45
Income from investment operations:
Net investment income	0.05		0.10	0.09	0.09	0.06	0.05
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.83		1.32	0.52	0.74	2.15	(2.22)
Total from investment operations	0.88		1.42	0.61	0.83	2.21	(2.17)
Less distributions:
From net investment income	—		(0.10)	(0.09)	(0.09)	(0.07)	(0.04)
From net realized gains	—		(0.47)	—	—	—	—
Total distributions	—		(0.57)	(0.09)	(0.09)	(0.07)	(0.04)
Net Asset Value, end of period	$12.37		$11.49	$10.64	$10.12	$9.38	$7.24
Total return	7.66	%††	13.28%	6.02%	8.85%	30.49%	(22.93)%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,284,224		$1,176,614	$1,016,831	$912,470	$765,115	$515,597
Ratios to average net assets:
Ratio of expenses to average net assets	0.80	%†	0.81%	0.82%	0.82%	0.83%	0.84%
Ratio of net investment income to average net assets	0.88	%†	0.90%	0.88%	0.97%	0.86%	0.76%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	N/A	0.81%
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	N/A	0.79%
Portfolio turnover	17	%††	38%	27%	22%	22%	29%

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Growth
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$9.56		$8.70	$8.31	$8.07	$6.27	$8.28
Income from investment operations:
Net investment income (loss)	0.02		0.03	0.01	0.02	—*	—*
Net realized and unrealized gain (loss) on investments	0.77		0.86	0.39	0.24	1.80	(2.01)
Total from investment operations	0.79		0.89	0.40	0.26	1.80	(2.01)
Less distributions:
From net investment income	—		(0.03)	(0.01)	(0.02)	(0.00)*	(0.00)*
Total distributions	—		(0.03)	(0.01)	(0.02)	—*	(0.00)*
Net Asset Value, end of period	$10.35		$9.56	$8.70	$8.31	$8.07	$6.27
Total return	8.26	%††	10.21%	4.86%	3.27%	28.71%	(24.26)%
Ratios/Supplemental data:
Net assets, end of period (000)	$2,833,826		$2,783,795	$2,816,803	$2,998,469	$2,895,641	$2,060,555
Ratios to average net assets:
Ratio of expenses to average net assets	0.87	%†	0.90%	0.94%	0.95%	0.96%	0.91%
Ratio of net investment income (loss) to average net assets	0.41	%†	0.31%	0.11%	0.28%	(0.05)%	(0.01)%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.87	%†	0.90%	0.94%	0.95%	N/A	0.88%
Ratio of net investment income (loss) to average net assets after expense reductions and reimbursed expenses	0.41	%†	0.31%	0.11%	N/A	N/A	0.02%
Portfolio turnover	21	%††	62%	85%	49%	46%	74%

†	Annualized

††	Not annualized

*	Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Aggressive Opportunities
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$12.85		$11.63	$10.52	$9.07	$6.27	$10.19
Income from investment operations:
Net investment income (loss)	(0.01)		(0.00)*	0.04	(0.03)	(0.00)*	(0.04)
Net realized and unrealized gain (loss) on investments	1.48		1.56	1.35	1.48	2.80	(3.88)
Total from investment operations	1.47		1.56	1.39	1.45	2.80	(3.92)
Less distributions:
From net investment income	—		(0.05)	(0.28)	—	(0.00)*	—
In excess of net investment income	—		—	—	—	(0.00)*	—
From net realized gains	—		(0.29)	—	—	—	—
Total distributions	—		(0.34)	(0.28)	—	—*	—
Net Asset Value, end of period	$14.32		$12.85	$11.63	$10.52	$9.07	$6.27
Total return	11.44	%††	13.36%	13.21%	15.99%	44.68%	(38.47)%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,452,845		$1,366,708	$1,252,413	$1,150,062	$938,791	$572,470
Ratios to average net assets:
Ratio of expenses to average net assets	1.02	%†	1.04%	1.22%	1.22%	1.23%	1.18%
Ratio of net investment income (loss) to average net assets	(0.10	)%†	(0.03)%	0.31%	(0.25)%	(0.13)%	(0.58)%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	N/A	1.14%
Ratio of net investment loss to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	N/A	(0.54)%
Portfolio turnover	19	%††	88%	45%	55%	75%	128%

†	Annualized

††	Not Annualized

*	Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	International
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$12.57		$11.56	$10.06	$8.84	$6.80	$8.20
Income from investment operations:
Net investment income	0.13		0.16	0.11	0.08	0.06	0.07
Net realized and unrealized gain (loss) on investments	1.05		2.29	1.59	1.27	2.07	(1.39)
Total from investment operations	1.18		2.45	1.70	1.35	2.13	(1.32)
Less distributions:
From net investment income	—		(0.20)	(0.20)	(0.13)	(0.09)	(0.08)
From net realized gains	—		(1.24)	—	—	—	—
Return of capital	—		—	—	—	(0.00)*	—
Total distributions	—		(1.44)	(0.20)	(0.13)	(0.09)	(0.08)
Net Asset Value, end of period	$13.75		$12.57	$11.56	$10.06	$8.84	$6.80
Total return	9.39	%††	21.14%	16.88%	15.23%	31.31%	(16.08)%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,147,552		$1,049,831	$722,161	$604,809	$471,495	$282,921
Ratios to average net assets:
Ratio of expenses to average net assets	1.10	%†	1.11%	1.17%	1.17%	1.22%	1.20%
Ratio of net investment income to average net assets	1.99	%†	1.08%	1.06%	0.83%	0.93%	0.85%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	N/A	1.16%
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	N/A	0.89%
Portfolio turnover	24	%††	65%	42%	40%	38%	81%

*	Rounds to less than $0.01

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Core Bond Index Class I
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005(a)	2004(a)		2003	2002
Net Asset Value, beginning of period	$9.75		$9.90	$10.17	$10.27		$10.46	$10.07
Income from investment operations:
Net investment income	0.23		0.44	0.41	0.40		0.40	0.50
Net realized and unrealized gain (loss) on investments	(0.15)		(0.08)	(0.21)	0.01		(0.04)	0.44
Total from investment operations	0.08		0.36	0.20	0.41		0.36	0.94
Less distributions:
From net investment income	(0.24)		(0.47)	(0.47)	(0.47)		(0.49)	(0.55)
From net realized gains	—		—	—	(0.04)		(0.06)	(0.00)*
Return of capital	—		(0.04)	—	—		—	—
Total distributions	(0.24)		(0.51)	(0.47)	(0.51)		(0.55)	(0.55)
Net Asset Value, end of period	$9.59		$9.75	$9.90	$10.17		$10.27	$10.46
Total return	0.79	%††	3.82%	1.98%	3.94%		3.59%	9.69%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,080,207		$988,984	$865,929	$764,674		$452,739	$384,323
Ratios to average net assets:
Ratio of expenses to average net assets	0.44	%†	0.44%	0.45%	0.45%		0.48%**	0.48%**
Ratio of net investment income to average net assets	4.71	%†	4.50%	4.03%	3.96%		3.85%	4.90%
Portfolio turnover	20	%††	28%	31%	31	%***	N/A	N/A

†	Annualized

††	Not annualized

*	Rounds to less than $0.01

**	Includes effect of expenses allocated from Master Investment Portfolio

***	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Core Bond Index Class II
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005(a)	2004(a)		2003	2002
Net Asset Value, beginning of period	$9.80		$9.94	$10.21	$10.31		$10.49	$10.10
Income from investment operations:
Net investment income	0.24		0.46	0.43	0.43		0.42	0.53
Net realized and unrealized gain (loss) on investments	(0.16)		(0.07)	(0.21)	—		(0.02)	0.43
Total from investment operations	0.08		0.39	0.22	0.43		0.40	0.96
Less distributions:
From net investment income	(0.25)		(0.49)	(0.49)	(0.49)		(0.52)	(0.57)
From net realized gains	—		—	—	(0.04)		(0.06)	(0.00)*
Return of capital	—		(0.04)	—	—		—	—
Total distributions	(0.25)		(0.53)	(0.49)	(0.53)		(0.58)	(0.57)
Net Asset Value, end of period	$9.63		$9.80	$9.94	$10.21		$10.31	$10.49
Total return	0.78	%††	4.11%	2.17%	4.22%		3.88%	9.88%
Ratios/Supplemental data:
Net assets, end of period (000)	$181,955		$170,987	$165,467	$168,010		$138,655	$150,365
Ratios to average net assets:
Ratio of expenses to average net assets	0.24	%†	0.24%	0.25%	0.25%		0.28%**	0.28%**
Ratio of net investment income to average net assets	4.91	%†	4.70%	4.23%	4.19%		4.05%	5.10%
Portfolio turnover	20	%††	28%	31%	31	%***	N/A	N/A

†	Annualized

††	Not annualized

*	Rounds to less than $(0.01)

**	Includes effect of expenses allocated from Master Investment Portfolio

***	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	500 Stock Index Class I
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$11.23		$9.87	$9.58	$8.79	$6.94	$9.05
Income from investment operations:
Net investment income	0.10		0.18	0.15	0.14	0.09	0.09
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.65		1.33	0.28	0.78	1.85	(2.11)
Total from investment operations	0.75		1.51	0.43	0.92	1.94	(2.02)
Less distributions:
From net investment income	—		(0.15)	(0.14)	(0.13)	(0.09)	(0.09)
Total distributions	—		(0.15)	(0.14)	(0.13)	(0.09)	(0.09)
Net Asset Value, end of period	$11.98		$11.23	$9.87	$9.58	$8.79	$6.94
Total return	6.68	%††	15.27%	4.44%	10.49%	27.98%	(22.39)%
Ratios/Supplemental data:
Net assets, end of period (000)	$106,529		$107,977	$108,030	$115,533	$130,663	$85,250
Ratios to average net assets:
Ratio of expenses to average net assets	0.45	%†	0.45%	0.46%	0.46%	0.47%*	0.47%*
Ratio of net investment income to average net assets	1.52	%†	1.53%	1.42%	1.56%	1.33%	1.17%
Portfolio turnover	2	%††	4%	5%	7%**	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from Master Investment Portfolio

**	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	500 Stock Index Class II
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$10.65		$9.36	$9.10	$8.37	$6.61	$8.62
Income from investment operations:
Net investment income	0.09		0.17	0.15	0.16	0.11	0.10
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.64		1.29	0.27	0.73	1.75	(2.01)
Total from investment operations	0.73		1.46	0.42	0.89	1.86	(1.91)
Less distributions:
From net investment income	—		(0.17)	(0.16)	(0.16)	(0.10)	(0.10)
Total distributions	—		(0.17)	(0.16)	(0.16)	(0.10)	(0.10)
Net Asset Value, end of period	$11.38		$10.65	$9.36	$9.10	$8.37	$6.61
Total return	6.85	%††	15.60%	4.57%	10.60%	28.24%	(22.17)%
Ratios/Supplemental data:
Net assets, end of period (000)	$313,784		$287,392	$241,849	$242,188	$185,901	$120,784
Ratios to average net assets:
Ratio of expenses to average net assets	0.25	%†	0.25%	0.26%	0.26%	0.27%*	0.27%*
Ratio of net investment income to average net assets	1.72	%†	1.73%	1.62%	1.84%	1.52%	1.37%
Portfolio turnover	2	%††	4%	5%	7%**	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from Master Investment Portfolio

**	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Broad Market Index Class I
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$11.81		$10.35	$9.90	$8.95	$6.89	$8.80
Income from investment operations:
Net investment income	0.12		0.22	0.17	0.13	0.08	0.09
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.75		1.38	0.42	0.94	2.06	(1.99)
Total from investment operations	0.87		1.60	0.59	1.07	2.14	(1.90)
Less distributions:
From net investment income	—		(0.14)	(0.14)	(0.12)	(0.08)	(0.01)
Total distributions	—		(0.14)	(0.14)	(0.12)	(0.08)	(0.01)
Net Asset Value, end of period	$12.68		$11.81	$10.35	$9.90	$8.95	$6.89
Total return	7.37	%††	15.46%	5.91%	11.96%	31.08%	(21.62)%
Ratios/Supplemental data:
Net assets, end of period (000)	$192,796		$195,651	$208,588	$224,619	$267,250	$190,706
Ratios to average net assets:
Ratio of expenses to average net assets	0.44	%†	0.44%	0.45%	0.44%	0.48%*	0.49%*
Ratio of net investment income to average net assets	1.47	%†	1.42%	1.37%	1.42%	1.22%	1.07%
Portfolio turnover	1	%††	2%	2%	5%**	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from Master Investment Portfolio

**	Portfolio turnover figure represents the period March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Broad Market Index Class II
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$11.17		$9.80	$9.37	$8.49	$6.54	$8.35
Income from investment operations:
Net investment income	0.10		0.17	0.15	0.15	0.10	0.09
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.73		1.37	0.44	0.88	1.95	(1.88)
Total from investment operations	0.83		1.54	0.59	1.03	2.05	(1.79)
Less distributions:
From net investment income	—		(0.17)	(0.16)	(0.15)	(0.10)	(0.02)
Total distributions	—		(0.17)	(0.16)	(0.15)	(0.10)	(0.02)
Net Asset Value, end of period	$12.00		$11.17	$9.80	$9.37	$8.49	$6.54
Total return	7.43	%††	15.68%	6.27%	12.11%	31.30%	(21.39)%
Ratios/Supplemental data:
Net assets, end of period (000)	$490,911		$449,961	$389,843	$374,416	$272,411	$188,942
Ratios to average net assets:
Ratio of expenses to average net assets	0.24	%†	0.24%	0.25%	0.24%	0.28%*	0.29%*
Ratio of net investment income to average net assets	1.67	%††	1.63%	1.52%	1.72%	1.42%	1.27%
Portfolio turnover	1	%††	2%	2%	5%**	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from Master Investment Portfolio

**	Portfolio turnover figure represents the period March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level. Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$16.52		$14.99	$13.80	$11.79	$8.33	$10.21
Income from investment operations:
Net investment income	0.09		0.16	0.13	0.12	0.04	0.06
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.44		2.09	1.20	1.99	3.47	(1.94)
Total from investment operations	1.53		2.25	1.33	2.11	3.51	(1.88)
Less distributions:
From net investment income	—		(0.12)	(0.14)	(0.10)	(0.05)	—
From net realized gains	—		(0.60)	—	—	—	—
Total distributions	—		(0.72)	(0.14)	(0.10)	(0.05)	—
Net Asset Value, end of period	$18.05		$16.52	$14.99	$13.80	$11.79	$8.33
Total return	9.26	%††	14.99%	9.63%	17.86%	42.17%	(18.41)%
Ratios/Supplemental data:
Net assets, end of period (000)	$93,177		$78,663	$68,330	$56,156	$56,880	$27,427
Ratios to average net assets:
Ratio of expenses to average net assets	0.51	%†	0.51%	0.52%	0.52%	0.52%*	0.53%*
Ratio of net investment income to average net assets	1.22	%†	1.04%	1.01%	0.95%	0.86%	0.70%
Portfolio turnover	8	%††	20%	12%	22%**	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from Master Investment Portfolio

**	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Mid/Small Company Index Class II
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$15.80		$14.36	$13.22	$11.32	$7.99	$9.78
Income from investment operations:
Net investment income	0.11		0.20	0.17	0.14	0.06	0.08
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.37		2.00	1.14	1.89	3.34	(1.87)
Total from investment operations	1.48		2.20	1.31	2.03	3.40	(1.79)
Less distributions:
From net investment income	—		(0.16)	(0.17)	(0.13)	(0.07)	—
From net realized gains	—		(0.60)	—	—	—	—
Total distributions	—		(0.76)	(0.17)	(0.13)	(0.07)	—
Net Asset Value, end of period	$17.28		$15.80	$14.36	$13.22	$11.32	$7.99
Total return	9.37	%††	15.24%	9.87%	17.95%	42.53%	(18.30)%
Ratios/Supplemental data:
Net assets, end of period (000)	$125,613		$106,900	$95,502	$86,741	$52,907	$25,273
Ratios to average net assets:
Ratio of expenses to average net assets	0.31	%†	0.31%	0.32%	0.32%	0.32%*	0.33%*
Ratio of net investment income to average net assets	1.42	%†	1.24%	1.20%	1.18%	1.06%	0.90%
Portfolio turnover	8	%††	20%	12%	22%**	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from the Master Investment Portfolio

**	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Overseas Equity Index Class I
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$13.79		$11.26	$10.17	$8.65	$6.36	$7.78
Income from investment operations:
Net investment income	0.21		0.21	0.18	0.15	0.11	0.10
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.20		2.64	1.12	1.54	2.29	(1.40)
Total from investment operations	1.41		2.85	1.30	1.69	2.40	(1.30)
Less distributions:
From net investment income	—		(0.32)	(0.21)	(0.17)	(0.11)	(0.12)
Total distributions	—		(0.32)	(0.21)	(0.17)	(0.11)	(0.12)
Net Asset Value, end of period	$15.20		$13.79	$11.26	$10.17	$8.65	$6.36
Total return	10.22	%††	25.35%	12.74%	19.61%	37.75%	(16.73)%
Ratios/Supplemental data:
Net assets, end of period (000)	$73,035		$55,259	$32,639	$25,557	$60,601	$35,413
Ratios to average net assets:
Ratio of expenses to average net assets	0.65	%†	0.73%	0.95%	0.89%	0.69%*	0.70%*
Ratio of net investment income to average net assets	3.25	%†	2.15%	1.82%	1.61%	1.77%	1.51%
Portfolio turnover	2	%††	3%	8%	12%**	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from Master Investment Portfolio

**	Portfolio turnover figure represents the period from March 5, 2004, to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Overseas Equity Index Class II
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004(a)	2003	2002
Net Asset Value, beginning of period	$13.06		$10.67	$9.64	$8.20	$6.04	$7.40
Income from investment operations:
Net investment income	0.23		0.25	0.20	0.18	0.11	0.12
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.12		2.48	1.06	1.46	2.17	(1.35)
Total from investment operations	1.35		2.73	1.26	1.64	2.28	(1.23)
Less distributions:
From net investment income	—		(0.34)	(0.23)	(0.20)	(0.12)	(0.13)
Total distributions	—		(0.34)	(0.23)	(0.20)	(0.12)	(0.13)
Net Asset Value, end of period	$14.41		$13.06	$10.67	$9.64	$8.20	$6.04
Total return	10.34	%††	25.64%	13.03%	20.05%	37.85%	(16.59)%
Ratios/Supplemental data:
Net assets, end of period (000)	$165,635		$107,963	$56,920	$41,860	$19,539	$7,661
Ratios to average net assets:
Ratio of expenses to average net assets	0.45	%†	0.53%	0.75%	0.69%	0.49%*	0.50%*
Ratio of net investment income to average net assets	3.55	%†	2.37%	1.98%	2.10%	1.89%	1.71%
Portfolio turnover	2	%††	3%	8%	12%**	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from Master Investment Portfolio

**	Portfolio turnover figure represents the period from March 5, 2004, to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level. Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Savings Oriented
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$24.70		$24.23	$24.21	$23.53	$21.92	$22.91
Income from investment operations:
Net investment income	0.42		0.84	0.72	0.66	0.54	0.64
Net realized and unrealized gain (loss) on investments	0.34		0.83	0.02	0.70	1.64	(0.96)
Total from investment operations	0.76		1.67	0.74	1.36	2.18	(0.32)
Less distributions:
From net investment income	—		(0.86)	(0.72)	(0.68)	(0.57)	(0.61)
From net realized gains	—		(0.34)	—	—	—	(0.06)
Total distributions	—		(1.20)	(0.72)	(0.68)	(0.57)	(0.67)
Net Asset Value, end of period	$25.46		$24.70	$24.23	$24.21	$23.53	$21.92
Total return	3.08	%††	6.90%	3.06%	5.78%	9.93%	(1.38)%
Ratios/Supplemental data:
Net assets, end of period (000)	$301,884		$292,287	$281,036	$260,976	$202,264	$159,497
Ratios to average net assets:
Ratio of expenses to average net assets	0.15	%†	0.15%	0.16%	0.15%	0.16%	0.16%
Ratio of net investment income to average net assets	3.41	%†	3.36%	3.01%	3.07%	2.60%	3.06%
Portfolio turnover	4	%††	11%	9%	42%	10%	10%

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Conservative Growth
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$24.48		$23.24	$22.87	$21.95	$19.54	$21.52
Income from investment operations:
Net investment income	0.32		0.69	0.62	0.56	0.43	0.53
Net realized and unrealized gain (loss) on investments	0.75		1.26	0.37	0.92	2.42	(1.96)
Total from investment operations	1.07		1.95	0.99	1.48	2.85	(1.43)
Less distributions:
From net investment income	—		(0.71)	(0.62)	(0.56)	(0.44)	(0.55)
Total distributions	—		(0.71)	(0.62)	(0.56)	(0.44)	(0.55)
Net Asset Value, end of period	$25.55		$24.48	$23.24	$22.87	$21.95	$19.54
Total return	4.37	%††	8.38%	4.31%	6.74%	14.64%	(6.66)%
Ratios/Supplemental data:
Net assets, end of period (000)	$577,786		$549,966	$512,992	$480,096	$376,001	$280,787
Ratios to average net assets:
Ratio of expenses to average net assets	0.14	%†	0.15%	0.15%	0.14%	0.15%	0.15%
Ratio of net investment income to average net assets	2.58	%†	2.86%	2.72%	2.70%	2.29%	2.64%
Portfolio turnover	3	%††	9%	7%	27%	8%	12%

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$24.26		$22.46	$21.67	$20.45	$17.19	$20.06
Income from investment operations:
Net investment income	0.20		0.48	0.47	0.39	0.29	0.34
Net realized and unrealized gain (loss) on investments	1.25		1.86	0.79	1.22	3.27	(2.88)
Total from investment operations	1.45		2.34	1.26	1.61	3.56	(2.54)
Less distributions:
From net investment income	—		(0.51)	(0.47)	(0.39)	(0.30)	(0.33)
From net realized gains	—		(0.03)	—	—	—	—
Total distributions	—		(0.54)	(0.47)	(0.39)	(0.30)	(0.33)
Net Asset Value, end of period	$25.71		$24.26	$22.46	$21.67	$20.45	$17.19
Total return	5.98	%††	10.42%	5.79%	7.89%	20.68%	(12.64)%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,442,351		$1,331,012	$1,135,671	$1,005,076	$795,581	$566,555
Ratios to average net assets:
Ratio of expenses to average net assets	0.13	%†	0.13%	0.14%	0.14%	0.15%	0.14%
Ratio of net investment income to average net assets	1.66	%†	2.13%	2.21%	2.01%	1.73%	1.94%
Portfolio turnover	2	%††	6%	4%	14%	9%	11%

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Long-Term Growth
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$24.56		$22.16	$21.02	$19.48	$15.48	$19.16
Income from investment operations:
Net investment income	0.10		0.34	0.38	0.26	0.20	0.22
Net realized and unrealized gain (loss) on investments	1.73		2.43	1.14	1.54	4.01	(3.67)
Total from investment operations	1.83		2.77	1.52	1.80	4.21	(3.45)
Less distributions:
From net investment income	—		(0.32)	(0.38)	(0.26)	(0.21)	(0.22)
From net realized gains	—		(0.05)	—	—*	(0.00)*	(0.01)
Total distributions	—		(0.37)	(0.38)	(0.26)	(0.21)	(0.23)
Net Asset Value, end of period	$26.39		$24.56	$22.16	$21.02	$19.48	$15.48
Total return	7.45	%††	12.50%	7.24%	9.25%	27.21%	(18.01)%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,627,984		$1,470,918	$1,209,329	$1,040,507	$820,777	$528,710
Ratios to average net assets:
Ratio of expenses to average net assets	0.13	%†	0.13%	0.14%	0.14%	0.14%	0.14%
Ratio of net investment income to average net assets	0.86	%†	1.51%	1.87%	1.39%	1.33%	1.40%
Portfolio turnover	1	%††	6%	7%	8%	4%	9%

*	Rounds to less than $0.01

†	Annualized

††	Not Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth
			For the Year Ended December 31,
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$25.88		$22.96	$21.39	$19.49	$14.68	$19.41
Income from investment operations:
Net investment income (loss)	(0.02)		0.15	0.25	0.11	0.07	0.06
Net realized and unrealized gain (loss) on investments	2.40		3.19	1.57	1.90	4.81	(4.73)
Total from investment operations	2.38		3.34	1.82	2.01	4.88	(4.67)
Less distributions:
From net investment income	—		(0.19)	(0.25)	(0.11)	(0.07)	(0.06)
From net realized gains	—		(0.23)	—	—	—	—
Return of capital	—		—	—	—	(0.00)*	—
Total distributions	—		(0.42)	(0.25)	(0.11)	(0.07)	(0.06)
Net Asset Value, end of period	$28.26		$25.88	$22.96	$21.39	$19.49	$14.68
Total return	9.20	%††	14.58%	8.49%	10.30%	33.26%	(24.07)%
Ratios/Supplemental data:
Net assets, end of period (000)	$563,470		$470,888	$303,975	$216,415	$128,145	$54,779
Ratios to average net assets:
Ratio of expenses to average net assets	0.14	%†	0.15%	0.16%	0.16%	0.17%	0.18%
Ratio of net investment income (loss) to average net assets	(0.14	)%†	0.71%	1.30%	0.64%	0.59%	0.45%
Portfolio turnover	1	%††	6%	2%	9%	3%	6%

†	Annualized

††	Not Annualized

*	Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone Retirement Income
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.51		$10.14	$10.00
Income from investment operations:
Net investment income	0.14		0.29	0.19
Net realized and unrealized gain on investments	0.22		0.48	0.15
Total from investment operations	0.36		0.77	0.34
Less distributions:
From net investment income	—		(0.29)	(0.19)
From net realized gains	—		(0.11)	(0.01)
Total distributions	—		(0.40)	(0.20)
Net Asset Value, end of period	$10.87		$10.51	$10.14
Total return	3.43	%††	7.52%	3.39	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$39,508		$22,534	$13,146
Ratios to average net assets:
Ratio of expenses to average net assets	0.35	%†	0.53%	1.20	%†
Ratio of net investment income to average net assets	2.97	%†	3.43%	2.54	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.17	%†	0.16%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	3.15	%†	3.06%	3.59	%†
Portfolio turnover	13	%††	25%	35	%††

*	Commencement of operations

†	Annualized

††	Not Annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2010
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.85		$10.28	$10.00
Income from investment operations:
Net investment income	0.12		0.24	0.18
Net realized and unrealized gain on investments	0.35		0.68	0.29
Total from investment operations	0.47		0.92	0.47
Less distributions:
From net investment income	—		(0.25)	(0.18)
From net realized gains	—		(0.10)	(0.01)
Total distributions	—		(0.35)	(0.19)
Net Asset Value, end of period	$11.32		$10.85	$10.28
Total return	4.33	%††	8.95%	4.65	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$63,106		$48,483	$26,638
Ratios to average net assets:
Ratio of expenses to average net assets	0.25	%†	0.32%	0.62	%†
Ratio of net investment income to average net assets	2.39	%†	2.74%	2.49	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.20	%†	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	2.44	%†	2.88%	2.97	%†
Portfolio turnover	11	%††	15%	18	%††

*	Commencement of operations.

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2015
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$11.29		$10.44	$10.00
Income from investment operations:
Net investment income	0.09		0.19	0.15
Net realized and unrealized gain on investments	0.53		0.94	0.44
Total from investment operations	0.62		1.13	0.59
Less distributions:
From net investment income	—		(0.20)	(0.15)
From net realized gains	—		(0.08)	(0.00	)**
Total distributions	—		(0.28)	(0.15)
Net Asset Value, end of period	$11.91		$11.29	$10.44
Total return	5.49	%††	10.87%	5.93	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$109,092		$84,357	$41,455
Ratios to average net assets:
Ratio of expenses to average net assets	0.20	%†	0.24%	0.48	%†
Ratio of net investment income to average net assets	1.70	%†	2.33%	2.43	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.19	%†	0.17%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	1.70	%†	2.39%	2.76	%†
Portfolio turnover	4	%††	10%	8	%††

*	Commencement of operations.

**	Rounds to less than $0.01

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2020
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$11.52		$10.50	$10.00
Income from investment operations:
Net investment income	0.06		0.18	0.14
Net realized and unrealized gain on investments	0.66		1.07	0.50
Total from investment operations	0.72		1.25	0.64
Less distributions:
From net investment income	—		(0.18)	(0.14)
From net realized gains	—		(0.05)	(0.00	)**
Total distributions	—		(0.23)	(0.14)
Net Asset Value, end of period	$12.24		$11.52	$10.50
Total return	6.25	%††	11.92%	6.48	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$93,528		$62,402	$27,240
Ratios to average net assets:
Ratio of expenses to average net assets	0.21	%†	0.28%	0.67	%†
Ratio of net investment income to average net assets	1.25	%†	2.05%	2.14	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.20	%†	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	1.26	%†	2.16%	2.67	%†
Portfolio turnover	3	%††	5%	6	%††

*	Commencement of operations

**	Rounds to less than $0.01

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2025
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$11.72		$10.58	$10.00
Income from investment operations:
Net investment income	0.05		0.15	0.14
Net realized and unrealized gain on investments	0.74		1.19	0.58
Total from investment operations	0.79		1.34	0.72
Less distributions:
From net investment income	—		(0.16)	(0.14)
From net realized gains	—		(0.04)	(0.00	)**
Total distributions	—		(0.20)	(0.14)
Net Asset Value, end of period	$12.51		$11.72	$10.58
Total return	6.74	%††	12.70%	7.18	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$68,922		$48,804	$19,479
Ratios to average net assets:
Ratio of expenses to average net assets	0.25	%†	0.33%	0.90	%†
Ratio of net investment income to average net assets	0.88	%†	1.81%	1.81	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.20	%†	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	0.93	%†	1.96%	2.56	%†
Portfolio turnover	1	%††	4%	7	%††

*	Commencement of operations.

**	Rounds to less than $0.01

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2030
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$11.88		$10.64	$10.00
Income from investment operations:
Net investment income	0.03		0.14	0.13
Net realized and unrealized gain on investments	0.82		1.30	0.64
Total from investment operations	0.85		1.44	0.77
Less distributions:
From net investment income	—		(0.15)	(0.13)
From net realized gains	—		(0.05)	(0.00	)**
Total distributions	—		(0.20)	(0.13)
Net Asset Value, end of period	$12.73		$11.88	$10.64
Total return	7.15	%††	13.52%	7.68	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$50,425		$26,007	$10,054
Ratios to average net assets:
Ratio of expenses to average net assets	0.30	%†	0.51%	1.75	%†
Ratio of net investment income to average net assets	0.55	%†	1.43%	0.98	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.21	%†	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	0.64	%†	1.76%	2.58	%†
Portfolio turnover	4	%††	3%	15	%††

*	Commencement of operations.

**	Rounds to less than $0.01

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2035
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$11.98		$10.69	$10.00
Income from investment operations:
Net investment income	0.02		0.13	0.12
Net realized and unrealized gain on investments	0.89		1.36	0.69
Total from investment operations	0.91		1.49	0.81
Less distributions:
From net investment income	—		(0.13)	(0.12)
From net realized gains	—		(0.07)	(0.00	)**
Total distributions	—		(0.20)	(0.12)
Net Asset Value, end of period	$12.89		$11.98	$10.69
Total return	7.60	%††	14.00%	8.13	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$25,716		$16,418	$4,458
Ratios to average net assets:
Ratio of expenses to average net assets	0.47	%†	0.76%	3.50	%†
Ratio of net investment income (loss) to average net assets	0.12	%†	1.04%	(1.09	)%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.20	%†	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	0.39	%†	1.62%	2.26	%†
Portfolio turnover	3	%††	10%	13	%††

*	Commencement of operations.

**	Rounds to less than $0.01

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2040
	For the Period from January 1, 2007 to June 30, 2007 (Unaudited)		For the Year Ended December 31, 2006	For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$11.91		$10.68	$10.00
Income from investment operations:
Net investment income	0.02		0.12	0.12
Net realized and unrealized gain on investments	0.89		1.39	0.70
Total from investment operations	0.91		1.51	0.82
Less distributions:
From net investment income	—		(0.13)	(0.12)
From net realized gains	—		(0.15)	(0.02)
Total distributions	—		(0.28)	(0.14)
Net Asset Value, end of period	$12.82		$11.91	$10.68
Total return	7.64	%††	14.14%	8.14	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$22,789		$12,699	$3,087
Ratios to average net assets:
Ratio of expenses to average net assets	0.53	%†	1.11%	5.49	%†
Ratio of net investment income (loss) to average net assets	(0.01	)%†	0.90%	(2.91	)%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.20	%†	0.18%	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	0.31	%†	1.83%	2.43	%†
Portfolio turnover	3	%††	24%	35	%††

*	Commencement of operations.

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS

1.	Organization

The Vantagepoint Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. The Company consisted of the following series on June 30, 2007:

The “Actively Managed Funds”:	The “Index Funds”:
Money Market Fund	Core Bond Index Fund
Low Duration Bond Fund	500 Stock Index Fund
Inflation Protected Securities Fund	Broad Market Index Fund
Asset Allocation Fund	Mid/Small Company Index Fund
Equity Income Fund	Overseas Equity Index Fund
Growth & Income Fund
Growth Fund
Aggressive Opportunities Fund
International Fund

The “Milestone Funds”:	The “Model Portfolio Funds”:
Milestone Retirement Income Fund	Model Portfolio Savings Oriented Fund
Milestone 2010 Fund	Model Portfolio Conservative Growth Fund
Milestone 2015 Fund	Model Portfolio Traditional Growth Fund
Milestone 2020 Fund	Model Portfolio Long-Term Growth Fund
Milestone 2025 Fund	Model Portfolio All-Equity Growth Fund
Milestone 2030 Fund
Milestone 2035 Fund
Milestone 2040 Fund

The Milestone Funds commenced operations on January 3, 2005. Each fund received $500,000 in exchange for shares purchased by the ICMA Retirement Corporation (“ICMA-RC”), the parent company of Vantagepoint Investment Advisers, LLC (“VIA”), the investment adviser to each series of the Company.

The Actively Managed, Model Portfolio and Milestone Funds offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective level of account-based services and the fees associated with such services. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the record date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

On May 1, 2007 the Short-Term Bond Fund changed its name to the Low Duration Bond Fund as a result of a change in its investment strategy. Also effective May 1, 2007 the principle investment strategy of the US Government Securities Fund changed to provide that the fund will invest, under normal circumstances, at least 80% of its net assets in inflation adjusted U.S. and non-U.S. fixed income securities. In connection with this change in investment strategy, the name of the fund was changed to the Inflation Protected Securities Fund and the fund underwent a change in subadvisers.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

The Model Portfolio Funds Structure

The Model Portfolio Funds invest entirely in other series of the Company (“underlying funds”). Subject to the supervision of the Company’s Board of Directors (“Board”), VIA may make allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is optimum for each Model Portfolio. The underlying funds of each Model Portfolio Fund and the current target percentage investment in each underlying fund as of June 30, 2007 were as follows:

	Low Duration Bond	Inflation Protected Securities	Core Bond Index	Equity Income	Growth & Income
Model Portfolio Savings Oriented	35%	10%	30%	10%	10%
Model Portfolio Conservative Growth	30%	0%	30%	9.5%	9.5%
Model Portfolio Traditional Growth	20%	0%	20%	12%	13.25%
Model Portfolio Long-Term Growth	0%	0%	20%	13%	18%
Model Portfolio All-Equity Growth	0%	0%	0%	18%	17%

	Growth	Aggressive Opportunities	International	Total Fixed Income	Total Equity
Model Portfolio Savings Oriented	0%	0%	5%	75%	25%
Model Portfolio Conservative Growth	7.5%	5%	8.5%	60%	40%
Model Portfolio Traditional Growth	12.25%	9.5%	13%	40%	60%
Model Portfolio Long-Term Growth	18%	14.5%	16.5%	20%	80%
Model Portfolio All-Equity Growth	26%	18%	21%	0%	100%

The Milestone Funds Structure

The Milestone Funds invest entirely in underlying funds. VIA may make, subject to the supervision of the Board of Directors, allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different funds of the Company. The Milestone Funds are designed to serve as investing vehicles for retirement assets. Each fund, except for the Milestone Retirement Income Fund, invests in a professionally selected combination of equity and fixed income underlying funds that is believed to be appropriate given the time remaining until a Milestone Fund’s stated retirement date. VIA adjusts the asset allocation of each “dated” Milestone Fund to become more conservative as the designated year approaches. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Milestone Fund and the current target percentage investment in each underlying fund as of June 30, 2007 were as follows:

	Low Duration Bond	Core Bond Index	Equity Income	Growth & Income	Growth
Milestone Retirement Income	35%	35%	10%	15%	0%
Milestone 2010	26%	32%	10%	22.2%	3%
Milestone 2015	14%	27%	9.4%	29.4%	5.6%
Milestone 2020	7%	23.5%	9%	32.8%	6.3%
Milestone 2025	2%	21%	9%	35.8%	6.8%
Milestone 2030	0%	17%	8.4%	37.9%	7.3%
Milestone 2035	0%	12%	7.4%	39.4%	7.8%
Milestone 2040	0%	10%	7%	40%	8%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

	Mid/Small Company Index	International	Total Fixed Income	Total Equity
Milestone Retirement Income	0%	5%	70%	30%
Milestone 2010	0%	6.8%	58%	42%
Milestone 2015	4.2%	10.4%	41%	59%
Milestone 2020	8.2%	13.2%	30.5%	69.5%
Milestone 2025	10.2%	15.2%	23%	77%
Milestone 2030	12.2%	17.2%	17%	83%
Milestone 2035	14.2%	19.2%	12%	88%
Milestone 2040	15%	20%	10%	90%

Since the Model Portfolio and Milestone Funds invest entirely in underlying funds, investment earnings are composed of:

1.	dividend and capital gain distributions from the underlying funds;

2.	unrealized appreciation/depreciation on investments in the underlying funds; and

3.	realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio and Milestone Funds.

Transition of Income Preservation Fund to Low Duration Bond Fund (formerly the Short-Term Bond Fund)

On November 8, 2004, the name, investment objective, investment strategies and certain subadvisers of the Income Preservation Fund were changed, and the fund became the Short-Term Bond Fund. Pacific Investment Management Company, LLC (“PIMCO”) and Wellington Management Company, LLP (“Wellington”) were terminated in September 2004 as subadvisers. STW Fixed Income became a subadviser in November 2004 and Payden & Rygel continued as a subadviser. The Board took these actions because it concluded that it was not likely that the fund would be able to continue, over the long term, to follow its investment strategy of using wrapper agreements to seek to preserve capital and maintain a stable net asset value per share. The Board’s conclusion was based on, among other things, the regulatory uncertainty, at the time regarding the method of valuing wrapper agreements.

In early August 2004, at the direction of VIA, the fund’s investment adviser, the average duration of the fund’s portfolio was shortened to approximately 1.5 years, as permitted by the fund’s investment guidelines. Beginning in early September 2004, those portions of the fund’s portfolio subadvised by Wellington and PIMCO were placed under the management of the fund’s remaining subadviser, Payden & Rygel. In order to seek to maintain a stable net asset value, Payden & Rygel invested the fund’s assets in a portfolio of short-term fixed income instruments with less than 60 days to maturity (“Interim Portfolio”). Payden & Rygel constructed the Interim Portfolio and continued to subadvise the portfolio, subject to VIA’s oversight. Shortly before the November 8, 2004 conversion took place, the Interim Portfolio matured and the fund’s assets were primarily invested in cash and cash equivalents for a brief period of time. By investing its assets in this manner, the fund was able to maintain a stable net asset value of $100 per share until the November 8, 2004 conversion.

The Low Duration Bond Fund retains the historical performance, the ticker symbol, and cusip number of the Income Preservation Fund. While the fund’s goal is to seek total return that is consistent with preservation of capital, there is no assurance that the fund will be able to do so. As a Low Duration Bond Fund, the fund’s investment returns are expected to be more volatile and will vary depending on market conditions, particularly over the short-term. The fund’s net asset value will fluctuate. Information statements related to the changes were sent to shareholders on October 15, 2004 and February 14, 2005. The changes were also disclosed in supplements to the prospectus dated May 1, 2004 as amended on September 1, 2004 and November 8, 2004.

Effective May 1, 2007 the Short-Term Bond Fund changed its name and investment strategy and became the Low Duration Bond Fund.

Transition of US Government Securities Fund to Inflation Protected Securities Fund

At a December 8, 2006 meeting of the Board of the Directors (“Board”) of the Company, VIA recommended and the Board approved the implementation of a new principal investment strategy for the Vantagepoint US Government Securities Fund to be effective May 1, 2007. The new principal investment strategy provides that the Fund will invest,

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

under normal circumstances, at least 80% of its net assets in inflation indexed U.S. and non-U.S. debt securities. In connection with this change in investment strategy, the Board approved, effective May 1, 2007: (i) a change in the name of the Fund to the Vantagepoint Inflation Protected Securities Fund; (ii)the appointment of PIMCO and Fischer Francis Trees & Watts, Inc. (“FFTW”) as new Fund subadvisers; and (iii) the termination of Mellon Capital Management Corporation as a Fund subadviser. Effective May 1, 2007 PIMCO and FFTW began serving as new subadvisers of the Fund. However, on May 15, 2007, Paul J. Zhao, the portfolio manager at FFTW who was responsible for making investment decisions for the portion of the Fund’s assets managed by FFTW left FFTW. At a meeting held on May 18, 2007, VIA recommended and the Board of VP Funds approved the termination of FFTW as a subadviser to the Fund. The Fund’s assets managed by FFTW were transitioned to PIMCO and PIMCO serves as the sole subadviser to the Fund at this time.

Subadviser Changes from December 8, 2006 through May 18, 2007

At a meeting held on December 8, 2006, the Board approved the appointment of Pacific Investment Management Company, LLC and Fischer Francis Trees & Watts, Inc. to serve as subadvisers to Vantagepoint Inflation Protected Securities Fund in conjunction with a change in that fund’s name and principal investment strategy which became effective May 1, 2007.

At a meeting held on May 18, 2007, the Board approved the termination of Fischer Francis Trees & Watts, Inc. as a subadviser to the Vantagepoint Inflation Protected Securities Fund effective May 22, 2007.

2.	Significant Accounting Policies

The Company’s significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities at the date of the financial statements as well as the revenue and expense amounts during the reporting period. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

Investment Policy and Security Valuation

The equity securities held by each fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“Nasdaq”) are valued at the Nasdaq Official Closing Price. Equity securities not traded on an exchange or on Nasdaq normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation services believed to be reliable. Fixed income debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at amortized cost. Prices for other fixed income securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company’s Board (“Valuation Procedures”). The types of securities for which such fair value pricing may be necessary include, but are not limited to: foreign securities, as discussed below; securities of an issuer that entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small capitalization securities. The valuation of certain foreign equity securities is described below.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ respective net asset values (NAVs) for the purpose of purchasing and/or redeeming orders placed that day.

The Money Market Fund invests all of its assets in the Institutional Class of the AIM Short-Term Investments Trust Liquid Assets Portfolio (“AIM Portfolio”). The AIM Portfolio uses the amortized cost method to value its portfolio

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value. On any given business day, the shares of the AIM Portfolio are valued by the Money Market Fund using the AIM Portfolio’s NAV for purchase and/or redemption orders placed that day.

Valuation of Foreign Equity Securities

For foreign equity securities held by the funds and principally traded in markets outside North and South America, the Board approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s valuation procedures.

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange using the “Reuters” snap-shot at 12 pm Eastern Time each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date net of applicable taxes withheld by foreign countries, and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid monthly to shareholders of the Core Bond Index, Low Duration Bond, and Inflation Protected Securities Funds. Dividends from net investment income are declared daily and paid monthly to shareholders of the Money Market Fund. Prior to November 2004, dividends from net investment income were declared daily and paid monthly to shareholders of the Low Duration Bond Fund. For the remaining Actively Managed, Index, Model Portfolio and the Milestone Funds, dividends from net investment income are declared and paid annually to shareholders. Distributions from any net realized capital gains are generally declared and paid annually to shareholders. Distributions from any net realized capital gains are generally declared and paid annually to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the funds, dividends payable, and differing characterization of distributions made by each fund as a whole. Net investment income per share calculations in the Financial Highlights were not affected by these reclassifications.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications among paid-in capital, net investment income or realized gains. These include net operating losses not utilized during the current year, commission adjustments, pay-down gains and losses, bond premium amortization or foreign currency gains and losses, taxable over-distributions or returns of capital, recharacterized distributions, and adjustments relating to dispositions of Real Estate Investment Trust and Passive Foreign Investment Company securities. These reclassifications have no effect on net assets or net asset values per share. Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision for federal income or excise taxes was required.

The Company has adopted Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” which establishes guidelines for recognizing and measuring the benefits of tax return positions in financial statements. Management has evaluated the Company’s tax positions and determined the adoption of FIN 48 had no material impact on the Company’s financial statements. Accordingly, no adjustments for unrecognized tax benefits were required as of June 30, 2007.

Futures Contracts

Certain funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures contracts may exceed the amounts reflected in the financial statements. As of June 30, 2007, the following funds had the following open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
132	CBT	U.S. Treasury Note	September 2007	$26,899,125	$(15,064)
			Total Unrealized Depreciation		$(15,064)

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Inflation Protected Securities

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation (Depreciation)
26	CME	90 day Euro	March 2009	$6,158,100	$1,325
18	CME	90 day Euro	June 2008	$4,267,125	3,150
8	CME	90 day Euro	June 2009	$1,893,800	2,800
26	CME	90 day Euro	September 2008	$6,162,975	4,800
26	CME	90 day Euro	December 2008	$6,160,700	3,225
7	CBT	U.S. Treasury Bond	September 2007	$754,250	(13,781)
			Total Unrealized Appreciation		$1,519

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
196	CME	E-MINI S&P 500 Index	September 2007	$14,850,920	$(300,566)
29	CME	S&P 500 Index	September 2007	$10,986,650	(238,657)
			Total Unrealized Depreciation		$(539,223)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
63	CME	E-MINI S&P 500 Index	September 2007	$4,773,510	$(82,770)
			Total Unrealized Depreciation		$(82,770)

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
21	CME	E-MINI Russell Index	September 2007	$1,768,410	$(23,540)
125	CME	E-MINI S&P 500 Index	September 2007	$9,471,250	(181,205)
			Total Unrealized Depreciation		$(204,745)

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
44	CME	E-MINI Russell Index	September 2007	$3,705,240	$(44,790)
42	CME	E-MINI S&P Mid 400 Index	September 2007	$3,797,640	(88,320)
			Total Unrealized Depreciation		$(133,110)

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation (Depreciation)
45	EUX	DJ STOXX 50 Index	September 2007	$2,744,880	$34,255
17	LIF	FTSE 100 Index	September 2007	$2,263,409	(1,628)
16	TSE	Topix Index	September 2007	$2,300,154	3,084
			Total Unrealized Appreciation		$35,711

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. Certain funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Such contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of June 30, 2007, the funds had the following open forward foreign currency exchange contracts outstanding:

International Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2007	Net Unrealized Gain/(Loss)
Purchase Contracts
British Pound Sterling	07/02/2007	$603,905	$604,734	$829
	07/03/2007	177,969	178,285	316
	07/18/2007	4,203,583	4,228,178	24,595
Euro Dollar	07/02/2007	660,687	664,271	3,584
	07/03/2007	102,370	102,849	479
Hong Kong Dollar	07/03/2007	177,884	177,875	(9)
Japanese Yen	07/02/2007	166,906	166,676	(230)
	07/03/2007	113,713	113,768	55
Norwegian Krone	07/02/2007	88,725	89,045	320
	07/03/2007	109,019	109,015	(4)
Swiss Franc	07/02/2007	534,713	533,208	(1,505)
		Net Gain on Purchase Contracts		$28,430

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2007	Net Unrealized Gain/(Loss)
Sale Contracts
Australian Dollar	07/02/2007	$285,130	$289,340	$(4,210)
	07/03/2007	42,503	42,621	(118)
	07/05/2007	9,915	9,930	(15)
British Pound Sterling	07/02/2007	6,849	6,861	(12)
	07/03/2007	500,484	501,371	(887)
Canadian Dollar	07/03/2007	610,387	614,754	(4,367)
Euro Dollar	07/02/2007	868,726	873,558	(4,832)
	07/03/2007	503,828	506,188	(2,360)
Hong Kong Dollar	07/03/2007	56,169	56,175	(6)
Japanese Yen	07/02/2007	3,488	3,482	6
	07/03/2007	43,708	43,729	(21)
	07/18/2007	4,203,583	4,044,565	159,018
Mexican Peso	07/02/2007	90,866	91,127	(261)
	07/03/2007	101,711	101,829	(118)
	07/05/2007	80,824	80,970	(146)
Swiss Franc	07/02/2007	77,387	77,946	(559)
	07/03/2007	11,247	11,309	(62)
		Net Gain on Sale Contracts		$141,050
		Net Unrealized Gain on Forward Foreign Currency Contracts		$169,480

Overseas Equity Index Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2007	Net Unrealized Gain/(Loss)
Purchase Contracts
British Pound Sterling	09/13/2007	$5,457,534	$5,523,234	$65,700
Euro Dollar	09/13/2007	7,303,959	7,331,505	27,546
Japanese Yen	09/13/2007	5,670,801	5,581,933	(88,868)
		Net Gain on Purchase Contracts		$4,378
Sale Contracts
British Pound Sterling	09/13/2007	$4,577,669	$4,618,157	$(40,488)
Euro Dollar	09/13/2007	5,704,838	5,739,088	(34,250)
Japanese Yen	09/13/2007	4,650,728	4,640,880	9,848
		Net Loss on Sale Contracts		$(64,890)
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(60,512)

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Option Contracts

Certain funds may use options to obtain exposure to fixed income sectors without incurring leverage and certain fund may use options for currency management. Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. There are no other transaction fees associated with option contracts other than the premium paid or received. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised. Written option activity for the period ended June 30, 2007 was as follows:

	Call Options		Put Options
Inflation Protected Securities	Contracts	Premium	Contracts	Premium
Beginning balance as of 01/01/2007	—	$—	—	$—
Contracts written	80	$15,880	22	$6,115
Contracts closed	—	$—	—	$—
Contracts expired	—	$—	—	$—
Ending balance as of 06/30/2007	80	$15,880	22	$6,115

Option Type	Inflation Protected Securities	Number of Contracts	Exercise Price	Expiration Date	Value
Call	CBT U.S. 10 Year Treasury Note	43	$109.00	08/24/2007	$2,016
Call	CBT U.S. 10 Year Treasury Note	22	$106.00	08/24/2007	$13,406
Put	CBT U.S. 10 Year Treasury Note	22	$103.00	08/24/2007	$2,406
Call	CBT U.S. Treasury Bond	15	$109.00	08/27/2007	$9,844
					$27,672

Swap Agreements

The Inflation Protected Securities Fund may invest in swap agreements to manage interest rate and credit exposure. A swap is an agreement to exchange the return generated by one instrument for the return generated other instrument. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest. The swaps listed below are fair valued daily using a Bloomberg Swap Curve Calculator and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements involves, to varying degrees, elements of credit, default, prepayment, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

there will be no liquid market for these agreements, the counterparty to these agreements may default on its obligation to perform and there may be unfavorable changes in interest rates. At June 30, 2007, the Inflation Protected Securities Fund had the following swap agreements:

Notional Amount	Expiration Date	Description	Net Unrealized Depreciation
AUD 8,200,000	6/15/2010	Agreement with Deutsche Bank AG dated 6/19/2007 to pay the notional amount multiplied by 7.00% and to receive the notional amount multiplied by the 6 month AUD Bank Bill adjusted for compounding.	$(6,975)
AUD 500,000	6/15/2010	Agreement with Deutsche Bank AG dated 6/27/2007 to pay the notional amount multiplied by 7.00% and to receive the notional amount multiplied by the 6 month AUD Bank Bill adjusted for compounding.	$(425)
JPY 200,000,000	3/18/2009	Agreement with Morgan Stanley Capital Services Inc. dated 6/5/2007 to receive the notional amount multiplied by 1.00% and to pay the notional amount multiplied by the 6 month USD-LIBOR-BBA adjusted for compounding.	$(4,647)
		Total Unrealized Depreciation	$(12,047)

Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time (“repurchase agreements”) are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund’s Schedule of Investments. The funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank. It is VIA’s responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the funds’ realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

3.	Agreements and Other Transactions with Affiliates

VIA, a wholly owned subsidiary of ICMA-RC, provides investment advisory services to each of the funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed, Model Portfolio and Milestone Funds and 0.05% of the average daily net assets of the Index Funds. For these services, VIA received $7,696,647 in aggregate for the period ended June 30, 2007.

Effective July 1, 2005 the advisory fee paid to VIA for each Model Portfolio Fund is calculated as follows:

•	0.10% on the first $500 million of net assets

•	0.09% on the next $500 million of net assets

•	0.08% on net assets over $1 billion.

VIA and the Company contract with one or more subadvisers (“Subadvisers”) for the day-to-day management of each of the funds other than the Money Market, Model Portfolio and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets of a fund increase the rate of fee paid decreases. With other subadvisers, one fee is applicable to all levels of assets under management. Additional information about each Subadviser’s fee is presented in the funds’ Prospectus and Statement of Additional Information. Presented below are the fees paid by the funds to Subadvisers during the period ended June 30, 2007. Fees are shown as an annual percentage of average net assets under management as well as total dollars paid. The total dollars below represent amounts paid to the Subadvisers for services performed during the period of April 1, 2006 through March 31, 2007.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Fund	Subadviser	Contractual Fee as a Percentage of Average Daily Net Assets	Dollars Paid
Low Duration Bond	Payden & Rygel	0.10%	$142,911
	STW Fixed Income Management Ltd.	0.18%	265,853

Inflation Protected Securities	Mellon Capital Management Corporation (1)	0.06%	40,691
	Pacific Investment Management Company, LLC (2)	0.20%	—
	Fischer Francis Trees & Watts, Inc. (2)	0.12%	—

Asset Allocation	Mellon Capital Management Corporation	0.23%	872,200

Equity Income	Barrow, Hanley, Mewhinney & Strauss, Inc.	0.23%	577,396
	T. Rowe Price Associates, Inc.	0.37%	899,056
	Southeastern Asset Management, Inc.	0.52%	1,278,884

Growth & Income	Capital Guardian Trust Company (3)	0.23%	223,180
	T. Rowe Price Associates, Inc.	0.37%	732,887
	Wellington Management Company, LLP	0.27%	532,236

Growth	Fidelity Management & Research Company (4)	0.62%	504,840
	Goldman Sachs Asset Management, L.P.	0.22%	574,289
	Legg Mason Capital Management, Inc.	0.39%	1,316,846
	Peregrine Capital Management	0.36%	1,243,264
	Tukman Capital Management, Inc.	0.50%	1,362,332
	Westfield Capital Management Company, LLC	0.33%	803,654

Aggressive Opportunities	Legg Mason Capital Management, Inc.	0.39%	658,676
	Southeastern Asset Management, Inc.	0.55%	657,618
	TimesSquare Capital Management, LLC	0.49%	859,497
	T. Rowe Price Associates, Inc.	0.58%	1,255,499

International	Artisan Partners Limited Partnership	0.70%	914,220
	Capital Guardian Trust Company (5)	0.40%	353,774
	GlobeFlex Capital, LP	0.40%	318,895
	Walter Scott & Partners Limited	0.54%	669,643

Core Bond Index	Mellon Capital Management Corporation	0.02%	120,382

500 Stock Index	Mellon Capital Management Corporation	0.02%	39,428

Broad Market Index	Mellon Capital Management Corporation	0.02%	69,695

Mid/Small Company Index	Mellon Capital Management Corporation	0.04%	41,315

Overseas Equity Index	Mellon Capital Management Corporation	0.07%	59,335

(1)	Effective May 1, 2007, Mellon Capital Management Corporation was terminated as a subadviser to the Inflation Protected Securities Fund.

(2)	At a meeting held on December 8, 2006, the Board approved the appointment of Pacific Investment Management Company, LLC and Fischer Francis Trees & Watts, Inc. to serve as a subadviser to Vantagepoint Inflation Protected Securities Fund in conjunction with a change in that fund’s name and principal investment strategy which became effective May 1, 2007. Fischer Francis Trees & Watts, Inc. was subsequently terminated on May 22, 2007.

(3)	Minimum fee of $167,500 per year.

(4)	From May 1, 2001 to June 30, 2006, FMR Co. Inc. served as a sub-subadviser to this fund and was compensated from the fees paid to subadviser. Fee included is from April 1, 2006 to June 30, 2006.

(5)	Minimum fee of $337,500 per year.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Expenses

The Model Portfolio and Milestone Funds incur fees and expenses indirectly as shareholders in their respective underlying funds and the Money Market Fund incurs fees and expenses indirectly as a shareholder of the AIM Portfolio. Because the underlying funds have varied expense and fee levels and the Model Portfolio, Milestone and Money Market Funds may own different proportions of such funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio, Milestone and Money Market Funds will vary.

Fee Waivers

From March 1, 1999 until May 1, 2002, VIA voluntarily agreed to waive any fees that would result in total fund expenses of the Money Market Fund exceeding an annual rate of 0.55% of average net assets.

If the aggregate advisory fees of the Growth Fund exceed 0.54% because of subadvisory changes, VIA will waive its advisory fee or reimburse expenses to the extent necessary on any resulting increase in subadvisory fees payable by the Growth Fund. This commitment will continue until such time as shareholders approve an increase in this limit. For the period ended June 30, 2007, no waiver or reimbursement was necessary to comply with the 0.54% maximum subadvisory fee rate.

From January 3, 2005 until April 30, 2006, VIA contractually agreed to waive fees and/or reimburse expenses to each of the Milestone Funds limiting the direct operating expenses to no more than 0.05% of the Fund’s average daily net assets on an annualized basis. For the period of May 1, 2006 through April 30, 2008, VIA has contractually agreed to limit each Fund’s total fund operating expenses to the following percentages:

Milestone Retirement Income	0.81%
Milestone 2010	0.88%
Milestone 2015	0.91%
Milestone 2020	0.93%
Milestone 2025	0.95%
Milestone 2030	0.97%
Milestone 2035	0.99%
Milestone 2040	0.99%

For the period ended June 30, 2007, VIA reimbursed each fund as follows:

Milestone Retirement Income	$28,447
Milestone 2010	$14,413
Milestone 2015	$ 1,471
Milestone 2020	$ 5,458
Milestone 2025	$14,269
Milestone 2030	$17,853
Milestone 2035	$27,953
Milestone 2040	$18,017

T. Rowe Price voluntarily waives a portion of its aggregate subadvisory fees for the Growth & Income, Equity Income and Aggressive Opportunities Funds. This voluntary fee waiver was first implemented on May 1, 2003. Through September 30, 2005, 2.5% of the aggregate fees were waived on total assets managed between $250 million and $500 million and 5% of the aggregate fees were waived on total assets managed in excess of $500 million. Effective October 1, 2005, 2.5% of the aggregate fees were waived on the first $500 million of assets managed and 5% on assets managed in excess of $500 million. For the period ended June 30, 2007, this voluntary fee waiver totaled $129,158 of which $42,069 was allocated to the Equity Income Fund, $33,044 to the Growth & Income Fund and $54,045 to the Aggressive Opportunities Fund.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

4.	Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each fund for the period ended June 30, 2007 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Low Duration Bond	$193,160,533	$136,363,009	$176,695,123	$77,440,505
Inflation Protected Securities	309,307,452	307,952,846	—	—
Asset Allocation		12,749,830	79,855,435
Equity Income			190,776,536	96,807,393
Growth & Income			226,948,696	201,059,235
Growth			626,736,077	792,461,089
Aggressive Opportunities			258,868,575	336,046,063
International			280,621,414	271,300,807
Core Bond Index	336,597,444	206,948,328	60,685,685	34,812,873
500 Stock Index			17,864,255	9,098,541
Broad Market Index			8,603,669	12,171,833
Mid/Small Company Index			25,974,871	15,087,657
Overseas Equity Index			67,182,446	3,466,816
Model Portfolio Savings Oriented			17,961,584	12,255,506
Model Portfolio Conservative Growth			26,093,806	15,149,467
Model Portfolio Traditional Growth			63,637,141	20,915,585
Model Portfolio Long-Term Growth			71,714,413	18,862,788
Model Portfolio All-Equity Growth			49,776,249	3,082,635
Milestone Retirement Income			20,579,355	4,169,963
Milestone 2010			18,820,835	5,877,954
Milestone 2015			24,800,035	4,512,693
Milestone 2020			28,827,060	2,040,040
Milestone 2025			17,398,893	755,916
Milestone 2030			22,998,292	1,516,658
Milestone 2035			8,523,128	695,881
Milestone 2040			9,297,013	517,476

5.	Tax Basis Unrealized Appreciation (Depreciation)

At June 30, 2007, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$263,327,343	$—	$—	$—
Low Duration Bond	645,530,655	816,148	3,628,115	(2,811,967)
Inflation Protected Securities	145,419,057	—	4,630,249	(4,630,249)
Asset Allocation	645,903,324	170,985,482	22,253,387	148,732,095
Equity Income	1,443,080,787	428,298,990	18,632,278	409,666,712
Growth & Income	1,117,824,453	272,502,812	8,560,517	263,942,295
Growth	2,659,454,102	434,492,580	49,341,465	385,151,115
Aggressive Opportunities	1,541,021,166	353,323,629	37,691,765	315,631,864
International	998,390,462	238,852,008	13,768,001	225,084,007

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Core Bond Index	$1,420,633,362	$—	$34,275,387	$(34,275,387)
500 Stock Index	232,541,913	217,226,624	14,093,422	203,133,202
Broad Market Index	464,429,073	301,011,986	29,529,473	271,482,513
Mid/Small Company Index	197,842,049	82,367,665	13,717,070	68,650,595
Overseas Equity Index	180,154,366	63,064,797	1,840,388	61,224,409
Model Portfolio Savings Oriented	295,961,303	14,417,192	8,458,457	5,958,735
Model Portfolio Conservative Growth	536,874,649	53,192,807	12,222,765	40,970,042
Model Portfolio Traditional Growth	1,275,944,039	185,173,863	18,649,800	166,524,063
Model Portfolio Long-Term Growth	1,342,953,739	300,920,811	15,762,712	285,158,099
Model Portfolio All-Equity Growth	445,657,978	117,859,335	—	117,859,335
Milestone Retirement Income	39,036,966	826,939	337,144	489,795
Milestone 2010	61,032,884	2,627,341	533,443	2,093,898
Milestone 2015	102,114,315	7,745,734	743,066	7,002,668
Milestone 2020	86,558,925	7,493,851	502,875	6,990,976
Milestone 2025	63,161,343	6,097,825	316,784	5,781,041
Milestone 2030	46,374,144	4,238,730	169,667	4,069,063
Milestone 2035	23,680,813	2,097,533	45,969	2,051,564
Milestone 2040	21,237,244	1,592,818	32,979	1,559,839

6.	Portfolio Securities Loaned

Certain funds lend securities to approved brokers to earn additional income. As of June 30, 2007, certain funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each fund receives compensation in connection with the securities lending program. Collateral is maintained over the life of the loan in an amount not less than 102% of the value of the loaned securities for domestic securities and 105% for foreign securities, as determined by the funds at the close of business each day. Any additional collateral required due to changes in the value of securities is delivered to the funds the next business day. Although the collateral mitigates risk, the funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The risks to the funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if at the time of a default by a borrower some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall purchase and deposit in the funds’ account securities of the same issuer, class, denomination, and with the same dividend and other economic benefits as, and equal in number to the unreturned loaned securities to the extent that such securities are reasonably available on the open market. If the custodian is unable to purchase replacement securities, it will credit to the funds’ account an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral as June 30, 2007, were as follows:

Fund	Securities on Loan	Collateral	Collateralization %
Asset Allocation	$21,048,470	$21,755,168	103%
Equity Income	135,241,415	143,373,194	104%
Growth & Income	96,440,155	99,847,129	103%
Growth	207,388,892	214,304,263	103%
Aggressive Opportunities	392,777,596	408,990,060	104%
International	72,463,151	76,105,455	105%
Core Bond Index	121,375,582	124,719,517	103%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

Fund	Securities on Loan	Collateral	Collateralization %
500 Stock Index	$15,055,478	$15,558,489	103%
Broad Market Index	50,942,013	52,971,900	104%
Mid/Small Company Index	46,611,745	48,695,284	104%
Overseas Equity Index	4,622,247	4,875,940	106%

7.	Transactions with Affiliated Funds

At June 30, 2007 the Model Portfolio and Milestone Funds held investments in a number of the funds. The figures presented below represent the percentage of shares outstanding in each of the underlying funds owned by the Model Portfolio and Milestone Funds:

Underlying Fund	Model Portfolio Savings Oriented	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth
Low Duration Bond	16.24%	26.50%	42.95%	—	—
Inflation Protected Securities	21.48%	—	—	—	—
Equity Income	1.76%	3.24%	9.32%	12.34%	5.94%
Growth & Income	2.34%	4.31%	15.31%	22.73%	7.45%
Growth	—	1.55%	6.90%	10.31%	5.16%
Aggressive Opportunities	—	2.02%	9.88%	16.39%	6.97%
International	1.32%	4.35%	16.65%	23.50%	10.36%
Core Bond Index	8.39%	15.88%	25.68%	30.14%	—

Underlying Fund	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
Low Duration Bond	2.13%	2.52%	2.34%	1.01%	0.21%
Equity Income	0.23%	0.37%	0.60%	0.49%	0.36%
Growth & Income	0.46%	1.09%	2.50%	2.38%	1.92%
Growth	—	0.07%	0.22%	0.21%	0.17%
International	0.17%	0.38%	0.99%	1.08%	0.92%
Core Bond Index	1.28%	1.87%	2.72%	2.04%	1.34%
Mid/Small Company Index	—	—	4.93%	8.24%	7.55%

Underlying Fund	Milestone 2030	Milestone 2035	Milestone 2040
Equity Income	0.25%	0.11%	0.09%
Growth & Income	1.49%	0.79%	0.71%
Growth	0.13%	0.07%	0.06%
International	0.76%	0.43%	0.40%
Core Bond Index	0.80%	0.29%	0.21%
Mid/Small Company Index	6.60%	3.92%	3.67%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

8.	Control Persons and Principal Holders of Securities

As of June 30, 2007, a majority of the voting shares of all funds, except the Money Market Fund, were held either directly, or indirectly through the Model Portfolio and the Milestone Funds, by the VantageTrust, a group trust sponsored and maintained by the VantageTrust Company (“Trust Company”). The VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking corporation, has the power to vote the shares of the funds directly held by the VantageTrust and has the power to direct the vote of the shares of the Model Portfolio and the Milestone Funds under the proxy voting policy adopted by VIA, the funds’ adviser, and is therefore considered a “control” person of the funds for purposes of the 1940 Act. Both the Trust Company and VIA are wholly-owned subsidiaries of ICMA-RC. As a control person of all the funds, the Trust Company may possess the ability to control the outcome of matters submitted to the vote of shareholders.

The following represents the percentage of shares outstanding in each of the funds held directly or indirectly by VantageTrust and by employer clients that have adopted the VantageTrust as of June 30, 2007:

Fund	% Owned By the VantageTrust
Money Market	38.80%
Low Duration Bond	86.42%
Inflation Protected Securities	94.02%
Asset Allocation	97.40%
Equity Income	94.28%
Growth & Income	94.13%
Growth	97.79%
Aggressive Opportunities	96.72%
International Fund	95.46%
Core Bond Index Class I	91.94%
Core Bond Index Class II	100.00%
500 Stock Index Class I	87.40%
500 Stock Index Class II	100.00%
Broad Market Index Class I	88.72%
Broad Market Index Class II	92.34%
Mid/ Small Co Index Class I	84.85%
Mid/ Small Co Index Class II	100.00%
Overseas Index Class I	83.81%
Overseas Index Class II	100.00%
Model Portfolio Savings Oriented	88.32%
Model Portfolio Conservative Growth	90.85%
Model Portfolio Traditional Growth	94.81%
Model Portfolio Long-Term Growth	96.47%
Model Portfolio All-Equity Growth	94.65%
Milestone Retirement Income	84.05%
Milestone 2010	87.70%
Milestone 2015	90.92%
Milestone 2020	93.97%
Milestone 2025	92.33%
Milestone 2030	92.69%
Milestone 2035	89.13%
Milestone 2040	87.00%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS—(Continued)

9.	Brokerage Commissions

VIA has entered into agreements with brokers whereby the brokers will rebate a portion of the funds’ brokerage commissions on behalf of certain funds. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statement of Operations. For the period ended June 30, 2007, the Funds recaptured the following amounts of brokerage commissions:

Fund	Recaptured Brokerage Commissions
Equity Income	$35,178
Growth & Income	30,397
Growth	277,555
Aggressive Opportunities	108,357
International	101,503

10.	Additional Distributions in Prior Years

In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Low Duration Bond Fund, formerly Income Preservation Fund, was required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions were made, the immediate effect was a corresponding reduction in the net asset value per share. Given the objective of the fund to maintain a stable net asset value per share, the fund declared a reverse stock split immediately subsequent to the distribution at a rate that caused the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and reinstated the same net asset value of $100 per share as before the distribution. The last such distribution and reverse stock split occurred on December 31, 2003. The Income Preservation Fund’s transition to the Low Duration Bond Fund eliminated the need for this distribution procedure.

11.	Stock Split in the Low Duration Bond Fund (formerly the Short-Term Bond Fund)

On October 28, 2005, a “stock split” was processed in the Vantagepoint Low Duration Bond Fund. Specifically, there was a “10 for 1” split meaning that the shares outstanding were increased by a multiple of 10 and the NAV was divided by 10. Therefore, this action had no impact on the aggregate value of the shares outstanding. The record date (shareholders of record on this date were affected) was Thursday, October 27, 2005. The payable date (the date the stock split posted to shareholder accounts) was Friday, October 28, 2005. The ex-date (the date the NAV changed to reflect the split) was Friday, October 28, 2005. Share transactions, shares outstanding, NAVs, and per share ratios for prior years in the Statement of Changes in Net Assets and the Financial Highlights have been restated to reflect historical application of the “10 for 1” split in order to present these items on a basis comparable to the current year, as required by generally accepted accounting principles.

12.	Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (“FAS 157”) “Fair Value Measurements”. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Company’s financial statement disclosures.

Vantagepoint Funds
Additional Information (Unaudited)

A.	Directors’ Consideration of Investment Advisory and Subadvisory Agreements

The following relates to the consideration by the Board of Directors (“Board”) of The Vantagepoint Funds (“Company”) during the period beginning January 1, 2007 through June 30, 2007, of the approval of the Master Investment Advisory Agreements (“Advisory Agreement” or “Advisory Agreements”) between Vantagepoint Investment Advisers, LLC (“Adviser”) and each series of the Company (each series, a “Fund” and collectively, the “Funds”) and certain Investment Subadvisory Agreements (“Subadvisory Agreement” or “Subadvisory Agreements”) for the Funds.

Annual Consideration of the Investment Advisory Agreements and Certain Subadvisory Agreements

At a meeting held on January 19, 2007 (“January Meeting”), the Board, including a majority of the Directors who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Directors”), approved the continuance of the Advisory Agreements between the Adviser and each Fund. In addition, the Board, including a majority of the Independent Directors, approved the continuance of the Subadvisory Agreements with respect to the following subadvisers and Funds (may be referred to collectively as the “Sub-Advised Funds”): Payden & Rygel (Short-Term Bond Fund1); STW Fixed Income Management Ltd. (Short-Term Bond Fund); Mellon Capital Management Corporation (“Mellon”) (US Government Securities Fund2 — continuance until May 1, 2007, Asset Allocation Fund and each of the Index Funds); T. Rowe Price Associates, Inc. (Equity Income Fund, Growth & Income Fund and Aggressive Opportunities Fund); Barrow Hanley Mewhinney & Strauss Inc. (Equity Income Fund); Southeastern Asset Management Inc. (Equity Income Fund and Aggressive Opportunities Fund); Capital Guardian Trust Company (Growth & Income Fund and International Fund); Wellington Management Company, LLP (Growth & Income Fund); Tukman Capital Management, Inc. (Growth Fund); Peregrine Capital Management, Inc. (Growth Fund); Artisan Partners Limited Partnership (“Artisan”) (International Fund); Legg Mason Capital Management Inc. (Growth Fund); Westfield Capital Management Company, LLC (Growth Fund); Goldman Sachs Asset Management, L.P. (Growth Fund); and GlobeFlex Capital LP (“GlobeFlex”) (International Fund). In reaching its decisions, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board meetings and reviewed and considered the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreements and Subadvisory Agreements.

Information furnished at Board meetings throughout the year included, among other things, the Adviser’s analysis of, and presentations given by the Adviser on, each Fund’s investment performance and the investment performance of the subadvisers, the strategies being used to achieve stated objectives and various reports on the monitoring of the subadvisers, compliance and other services provided by the Adviser and its affiliates. In preparation for the January Meeting, the Directors requested and received information compiled by Lipper Inc., an independent provider of investment company data (“Lipper”), on the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds (“peer group”). Additionally, in response to specific requests from the Independent Directors in connection with the January Meeting, the Adviser furnished, and the Board considered, a wide variety of information and reports concerning the Adviser and the subadvisers, including: (1) the nature, extent and quality of services provided to the Funds by the Adviser (and its affiliates) and by the subadvisers; (2) the level of the advisory and subadvisory fees that are charged to each Fund and a comparison with the fees charged to other clients; (3) profitability information of the Adviser and its affiliate, Vantagepoint Transfer Agents, LLC (“VTA”), and, to the extent available, certain profitability information of the subadvisers; and (4) the Adviser’s and each subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by the Adviser or its affiliates and the subadvisers as a result of their relationships with the Funds. In addition to evaluating, among other things, the written information provided by the Adviser, the Board also evaluated the answers to questions posed by the Board to representatives of the Adviser at the January Meeting.

In considering the information and materials described above, the Independent Directors received assistance from and met separately with their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements and Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Directors addressed each Fund separately during the January Meeting. In view of the broad scope and variety of factors and

[1]	Effective May 1, 2007, the Fund’s name was changed to the Vantagepoint Low Duration Bond Fund.

[2]	Effective May 1, 2007, the Fund’s name was changed to the Vantagepoint Inflation Protected Securities Fund.

Vantagepoint Funds
Additional Information (Unaudited)—(Continued)

information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Advisory Agreements and Subadvisory Agreements for an additional year. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decisions to approve the Advisory Agreements and Subadvisory Agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services to be provided by the Adviser, the Directors considered the qualifications, experience and capability of the Adviser’s management and other personnel and the extent of care and conscientiousness with which the Adviser performs its duties. In this regard, the Directors considered, among other matters: (a) the asset allocation services provided, and the monitoring of the performance of the underlying funds performed, by the Adviser with respect to the Model Portfolio Funds and the Milestone Funds; (b) the performance monitoring and on-going due diligence performed with respect to the underlying mutual fund in which the Money Market Fund invests; (c) the subadviser selection process and fee negotiation process whereby the Adviser seeks to achieve an appropriate and competitive level of fee and fee structure, and the Adviser’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; (d) the process by which the Adviser evaluates and monitors the subadvisers, including with respect to portfolio security brokerage and trading practices; (e) the Adviser’s ability and willingness to identify instances where there may be a need to replace a subadviser, reallocate assets or both and to efficiently and economically effect such changes; (f) the cash management services provided to the Sub-Advised Funds; and (g) the nature of the non-investment advisory services provided to the Funds, such as the supervision of the Funds’ other third-party service providers by the Adviser or its affiliates.

The Board also considered the nature, extent and quality of the services provided to the Funds by the Adviser’s affiliates, including transfer agency and distribution services. The Board took into account the extensive shareholder services provided by VTA in order to satisfy the needs of the Funds’ shareholders.

With respect to the nature, extent and quality of the investment advisory services provided by each subadviser to the Sub-Advised Funds, the Directors considered each subadviser’s investment management process in managing the assets allocated to it, including the experience and capability of the subadviser’s management and other personnel responsible for the portfolio management of the applicable Fund and compliance with the Fund’s investment policies and restrictions. The Directors also considered the favorable assessment provided by the Adviser as to the nature and quality of the services provided by each subadviser to the Sub-Advised Funds.

Based on the totality of the information considered, the Directors concluded that the Funds were likely to benefit from the nature, extent and quality of the Adviser’s and the subadvisers’ services, as applicable, as well as the services of the Adviser’s affiliates, and that the Adviser and its affiliates as well as the subadvisers have the ability to continue to provide these services based on their respective experience, operations and resources.

Investment Performance

The Board placed emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance reports provided specifically for the January Meeting. In particular, the Directors reviewed the performance of each Fund over a five-year period ending June 30, 2006, or shorter period, as applicable, relative to its stated investment objective, benchmark and peer group.

In reviewing the performance of the Funds, the Directors considered that the performance of each of the following Funds exceeded the median of its peer group for all of the periods reviewed: Money Market Fund, Growth & Income Fund, Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund, Milestone 2035 Fund and Milestone 2040 Fund. The Directors also considered that the performance of each of the following Funds exceeded the median of its peer group for four of the five periods reviewed: Short-Term Bond Fund, Equity Income Fund, Aggressive Opportunities Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, Model Portfolio Conservative Growth Fund, Model Portfolio Traditional Growth Fund (for three of the five periods reviewed and equal to the median for the four-year period), Model Portfolio Long-Term Growth Fund and Model Portfolio All-Equity Growth Fund.

Vantagepoint Funds
Additional Information (Unaudited)—(Continued)

The Directors noted the modifications to the Short-Term Bond Fund’s principal investment strategy recently approved by the Board, whereby the Fund will seek to maintain a maximum portfolio effective duration of three years. This modification is intended to enhance the Fund’s investment opportunities and is expected to improve the Fund’s ability to provide more competitive performance results.

With regard to the relative performance of the US Government Securities Fund, the Directors considered that the Fund’s performance exceeded the median for the one-year period and the Adviser’s explanation that the Fund’s performance relative to its peer group for the remaining periods was primarily due to the Fund’s below-average allocation to non-Treasury securities versus its peer group. The Board also considered its recent approval of a new principal investment strategy for the Fund, effective May 1, 2007, whereby the Fund will invest, under normal circumstances, primarily in inflation-adjusted U.S. and non-U.S. debt securities. In connection with the implementation of this new investment strategy, the Board approved two new subadvisers to replace Mellon, also effective May 1, 2007.

With respect to the performance of the Asset Allocation Fund, the Board considered that the Fund’s performance exceeded the median of its peer group for the one- and five-year periods, and that the Fund’s performance was in the third quintile of its peer group (i.e., the Fund’s performance was within the top 60% of funds in its peer group with the highest performance) for all periods reviewed. The Board also noted that the Asset Allocation Fund outperformed its benchmark in three of the past five full calendar years.

With regard to the performance of the Growth Fund relative to its peer group, the Directors considered the changes to the Fund’s structure implemented in May 2005, which included the addition of three new subadvisers, in order to improve the Fund’s performance, and the reallocation of the Fund’s assets among certain of the existing subadvisers in May and June 2006 in connection with a subadviser termination. The Directors further considered that the Growth Fund’s performance improved since the restructuring and, for the one-year period, its performance was in the third quintile of its peer group.

With regard to performance of the International Fund relative to its peer group, the Directors considered the subadvisory changes approved by the Board in December 2005, which included the addition of two new subadvisers, in order to improve the performance of the Fund. The Board considered that for the one-year period the Fund’s performance exceeded the median performance of its peer group.

With regard to the performance of the Core Bond Index Fund and the Overseas Equity Index Fund relative to their respective peer groups, the Directors considered that Class II of the Core Bond Index Fund exceeded the median for all periods reviewed except for the one-year period and Class II of the Overseas Equity Index Fund exceeded or was equal to the median for the four- and five-year periods under review. In addition, the Class I performance of each Fund exceeded or was equal to the median for the five-year period. The Board considered the Adviser’s explanation that when compared to a smaller group of funds in the respective peer groups identified by Lipper that are similar in size and fee structure to the Core Bond Index Fund and the Overseas Equity Index Fund, each Fund ranked above average in performance. The Directors also took into consideration the Adviser’s explanation that each Fund performed as expected relative to its respective benchmark when taking into account the fees and expenses of each Fund.

In considering the performance of the Model Portfolio Savings Oriented Fund, the Directors noted that the Fund’s performance was in the third quintile of its peer group for all periods reviewed except for the four-year period.

For the Sub-Advised Funds, the Directors also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of each subadviser with respect to the assets of the Fund it manages supports approval of its Subadvisory Agreement.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board considered the fees payable under each Advisory Agreement and under each Subadvisory Agreement for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of total assets — these fee rates include advisory and administrative service fees — to other funds in its peer group. Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (i) each Fund’s contractual management fee rate was lower than or equal to the median of its expense peer group; and (ii) the actual management fee rate of each Fund was lower than or equal to the median of

Vantagepoint Funds
Additional Information (Unaudited)—(Continued)

its expense peer group, except for the 500 Stock Index Fund (Class I), Short-Term Bond Fund, Model Portfolio All-Equity Growth Fund and each of the Milestone Funds. With respect to these Funds, the Board considered that each Fund’s actual total expense ratio was lower than or equal to the median of its peer group.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio to other funds in its peer group. Based on this comparative expense data, the Board noted that actual total expense ratios for each Fund were lower than or equal to the median of its expense peer group. The Directors further noted the Adviser’s current agreement to limit the total annual operating expenses of each Milestone Fund until April 30, 2007, and, after that, the Adviser’s intention to continue to limit the total annual operating expenses of each Milestone Fund until April 30, 2008.

With regard to the Sub-Advised Funds, the Directors also considered the Adviser’s assessment, which was based in part on information provided by the subadvisers, that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for “like accounts.” For this purpose, the term “like accounts” was used by the Adviser generally to describe other portfolios managed by a subadviser that have the same investment objective and other characteristics (including asset size) similar to the portfolio being managed for the Fund by the subadviser.

The Directors noted that revised subadvisory fee schedules had been previously approved by the Board for Mellon relating to the Core Bond Index Fund, Overseas Equity Index Fund and the US Government Securities Fund, effective September 14, 2006.

For each Sub-Advised Fund, the Directors also considered the Adviser’s conclusion that the compensation payable to each subadviser under its respective Subadvisory Agreement is fair and reasonable in light of the nature and quality of the services to be provided to the Fund.

The foregoing comparisons assisted the Directors in determining to approve each Advisory Agreement and Subadvisory Agreement by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability.   The Board reviewed the materials it received from the Adviser regarding its revenues and expenses in connection with the services provided to each Fund and the Funds as a whole. The Directors also considered information regarding VTA’s fees and net margin levels relating to the services it provides to each Fund and the Funds as a whole. The materials provided in this regard showed, and the Directors acknowledged, that the Adviser and VTA experienced positive net margins with respect to certain Funds and did not with respect to other Funds. The Directors considered that the overall net margin levels appeared to be reasonable. With respect to the Sub-Advised Funds, the Directors reviewed the subadviser profitability information to the extent available, and took into account the Adviser’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as the Adviser’s assessment that the subadvisory fee rates charged by each subadviser reflects the lowest available fee schedule from the subadviser for like accounts.

Economies of Scale.   With respect to whether economies of scale are realized by the Adviser as a Fund’s assets increase and whether management fee levels reflect these economies of scale for the benefit of Fund investors, the Board considered, on a Fund-by-Fund basis, the current level of management fee charged and fee structure and concluded that the Adviser’s fee structure with respect to each Fund was appropriate at this time. The Directors also acknowledged that they intend to continue to seek and consider information from the Adviser relating to economies of scale.

With regard to each Sub-Advised Fund, the Directors considered that the fee schedule relating to each Subadvisory Agreement (except for the Subadvisory Agreements with Artisan and GlobeFlex) currently includes breakpoints and these Sub-Advised Funds and their shareholders will benefit from reduced subadvisory fee rates as the assets managed by the relevant subadviser increase, and that this represents a recognition that economies are being passed on by the subadviser to the Fund’s shareholders. The Directors also considered that each Subadvisory Agreement was the product of arms-length negotiations. The Directors further considered the appropriateness of each subadvisory fee structure in light of the Adviser’s assessment that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for like accounts.

“Fall Out” or Ancillary Benefits.   The Board considered whether there were any “fall-out” or ancillary benefits that may accrue to the Adviser and its affiliates and the subadvisers as a result of their relationship with the Funds. Based on the information provided by the Adviser, the Directors noted that there did not appear to be any significant benefits in this regard. The Board also considered that certain subadvisers may direct Fund brokerage transactions to certain

Vantagepoint Funds
Additional Information (Unaudited)—(Continued)

brokers to obtain research and other services. However, the Directors noted that the subadvisers are required to select brokers who meet the Funds’ requirements for seeking best execution, and that the Adviser monitors and evaluates the subadvisers’ trade execution with respect to the Funds’ brokerage transactions on a regular basis and provides reports to the Board in this regard. The Board concluded that the benefits accruing to the subadvisers by virtue of their relationship to the Funds are reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by the Adviser and each subadviser, the Board concluded that the level of fees to be paid to the Adviser with respect to each Fund, and each subadviser with respect to the Sub-Advised Funds, is reasonable.

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Subadvisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the Independent Directors, approved each Advisory Agreement and Subadvisory Agreement.

B.	Directors and Officers Remuneration

Aggregate compensation that was paid to the directors during the six months ended June 30, 2007 totaled $32,178. Executive officers do not receive any compensation from The Vantagepoint Funds. However, the Board of Directors of the Vantagepoint Funds has agreed to reimburse ICMA-RC for certain costs associated with the Chief Compliance Officer function. The amount reimbursed during the six months ended June 30, 2007 totaled $114,655.

The Statement of Additional Information includes additional information about the Vantagepoint Funds’ Board of Directors and is available, without charge, upon request, by calling 1-800-669-7400.

C.	Householding

Only one copy of this Semi-Annual Report may be mailed to households, even if more than one person in a household is a shareholder of record unless; The Vantagepoint Funds has received instructions to the contrary. If you need additional copies of this Semi-Annual Report, please contact The Vantagepoint Funds toll free at 1-800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600; Washington, D.C. 20002. If you do not want this mailing of this Semi-Annual Report to be combined with those for other members of your household, contact the Vantagepoint Funds in writing at 777 North Capitol Street, NE, Suite 600; Washington, D.C. 20002 or toll free at 1-800-669-7400.

D.	Other Available Information

A description of the Company’s proxy voting policies and procedures and the proxy voting record for the 12-month period ended June 30, 2007 are available on the Company’s website at www.icmarc.org or by accessing the Securities and Exchange Commission’s website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value
MUTUAL FUNDS—99.5%
AIM Short-Term Investments Trust Liquid Assets Portfolio (Cost $263,327,343)	263,327,343	$263,327,343
TOTAL INVESTMENTS—99.5%
(Cost $263,327,343)		263,327,343
Other assets less liabilities—0.5%		1,426,210
NET ASSETS—100.0%		$264,753,553

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—27.8%
Automotive—0.1%
General Motors Acceptance Corporation, Global Note
5.125%	05/09/2008		$729,000	$720,041
Banking—16.0%
AIG SunAmerica Global Financing VII, Senior Note, 144A
5.850%	08/01/2008	*	700,000	703,102
American Express Centurion Bank, Note
5.480%	12/17/2009	#	2,410,000	2,417,524
Bank of America Corporation, Subordinated Note
6.625%	10/15/2007		5,000,000	5,013,780
Bank of America Corporation, Subordinated Note
6.600%	05/15/2010		400,000	412,212
Bank of America Corporation, Subordinated Note
6.375%	02/15/2008		930,000	935,107
Bank One NA, Note
3.700%	01/15/2008		2,500,000	2,479,480
Capital One Bank, Note
4.250%	12/01/2008		5,000,000	4,922,480
CIT Group, Inc., Global Note
4.250%	02/01/2010		380,000	367,432
CIT Group, Inc., Note, (MTN)
5.480%	08/17/2009	#	3,200,000	3,189,219
CIT Group, Inc., Senior Note
5.750%	09/25/2007		6,000,000	6,003,738
Citigroup, Inc., Global Note
3.625%	02/09/2009		4,000,000	3,897,276
Citigroup, Inc., Note
6.200%	03/15/2009		7,915,000	8,024,559
Eksportfinans A/S, Note, (MTN) (Norway)
4.750%	12/15/2008		5,100,000	5,071,236
Eksportfinans A/S, Note, (MTN) (Norway)
4.375%	07/15/2009		2,500,000	2,457,460
General Electric Capital Corp., Note, (MTN)
4.875%	10/21/2010		5,810,000	5,723,971
General Electric Capital Corp., Series A, Note, (MTN)
4.250%	09/13/2010		4,600,000	4,445,201
Household Finance Corporation, Note
6.400%	06/17/2008		6,000,000	6,053,700
Inter-American Development Bank, Global Note (Supra National)
5.375%	11/18/2008		2,000,000	2,008,532
Inter-American Development Bank, Note (Supra National)
6.375%	10/22/2007		2,136,000	2,142,246
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
5.250%	05/19/2009		3,885,000	3,894,005
Kreditanstalt fuer Wiederaufbau, Note (Germany)
4.875%	10/19/2009		2,975,000	2,958,397
Santander US Debt SA Unipersonal, Senior Note, 144A (Spain)
5.420%	11/20/2009	*#	2,500,000	2,501,780
SLM Corp., Series A, Note, (MTN)
5.495%	07/27/2009	#	7,000,000	6,828,437
SLM Corporation, Note, (MTN)
4.000%	01/15/2009		3,175,000	3,051,731
Wachovia Bank NA, Bank Note
7.800%	08/18/2010		6,500,000	6,904,404
Washington Mutual, Inc., Note
5.660%	01/15/2010	#	4,500,000	4,514,161
Wells Fargo & Company, Note
4.125%	03/10/2008		3,560,000	3,526,369
Wells Fargo & Company, Senior Note
4.000%	08/15/2008		$2,585,000	$2,543,718
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010		1,000,000	975,252
				103,966,509
Beverages, Food & Tobacco—0.2%
Smithfield Foods, Inc., Senior Note
8.000%	10/15/2009		1,275,000	1,319,625
Computer Software & Processing—0.6%
Hewlett-Packard Co., Senior Note
5.420%	06/15/2010	#‡	2,500,000	2,498,597
Unisys Corp., Senior Note
6.875%	03/15/2010	†	1,390,000	1,360,462
				3,859,059
Containers & Packaging—0.0%
Ball Corp., Senior Note
6.875%	12/15/2012		100,000	100,500
Electric Utilities—0.9%
Allegheny Energy Supply Company LLC
7.800%	03/15/2011		160,000	166,800
Duke Energy Corp., Senior Note
4.200%	10/01/2008		5,030,000	4,953,237
PSEG Energy Holdings LLC, Senior Note
8.625%	02/15/2008		521,000	530,478
				5,650,515
Financial Services—4.6%
Allstate Life Global Fund Trust, Series 2004-1, Note
4.500%	05/29/2009		5,000,000	4,933,525
ASIF Global Financing, Senior Note 144A
3.850%	11/26/2007	*	380,000	377,789
Countrywide Home Loans, Inc., Note, (MTN)
4.125%	09/15/2009		6,514,000	6,321,355
Ford Motor Credit Company, Note
7.250%	10/25/2011		785,000	756,192
Hutchison Whampoa International 03/33 Ltd., Guaranteed Note, 144A (Cayman Islands)
5.450%	11/24/2010	*	1,500,000	1,491,453
Merrill Lynch & Co., Inc., Note, (MTN)
4.831%	10/27/2008		2,540,000	2,517,714
Principal Life Global Funding I, Note, 144A
3.625%	04/30/2008	*	550,000	540,075
Principal Life Global Funding I, Note, 144A, (MTN)
2.800%	06/26/2008	*	4,500,000	4,371,935
Svensk Exportkredit AB, Note (Sweden)
4.625%	02/17/2009		2,760,000	2,731,597
TIAA Global Markets 144A
3.875%	01/22/2008	*	6,000,000	5,944,362
				29,985,997
Home Construction, Furnishings & Appliances—0.2%
KB Home, Senior Subordinated Note
8.625%	12/15/2008	†	1,260,000	1,291,500
Insurance—0.5%
American International Group, Inc., Note
4.700%	10/01/2010		2,040,000	2,002,042
ASIF Global Financing, Senior Note, 144A
3.900%	10/22/2008	*	1,220,000	1,197,506
				3,199,548

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Lodging—0.2%
MGM Mirage, Senior Note
6.000%	10/01/2009		$1,320,000	$1,315,050
Media—Broadcasting & Publishing—0.8%
Clear Channel Communications, Inc., Global Note
4.250%	05/15/2009		750,000	725,186
Echostar DBS Corporation, Note
5.750%	10/01/2008		1,345,000	1,345,000
Gannett Co., Inc., Senior Note
4.125%	06/15/2008		3,430,000	3,383,966
				5,454,152
Oil & Gas—0.4%
Pemex Project Funding Master Trust, Note
7.875%	02/01/2009		2,900,000	2,998,600
Pharmaceuticals—0.2%
Abbott Laboratories, Note
5.375%	05/15/2009		1,050,000	1,051,262
Telephone Systems—2.5%
America Movil SA de CV, Senior Note, 144A (Mexico)
5.460%	06/27/2008	*#	1,565,000	1,565,250
Ameritech Capital Funding, Note
6.250%	05/18/2009		1,570,000	1,585,549
BellSouth Corp., Note
4.200%	09/15/2009		3,262,000	3,178,640
SBC Communications, Inc., Global Note
4.125%	09/15/2009		5,505,000	5,355,897
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009		1,550,000	1,569,713
Telecom Italia Capital SA, Series A, Senior Note (Luxembourg)
4.000%	11/15/2008		2,970,000	2,907,814
				16,162,863
Transportation—0.6%
CSX Corporation, Note
6.250%	10/15/2008		2,500,000	2,521,000
Royal Caribbean Cruises Ltd., Senior Note
7.000%	10/15/2007		1,305,000	1,315,587
				3,836,587
TOTAL CORPORATE OBLIGATIONS
(Cost $181,674,214)				180,911,808

U.S. GOVERNMENT AGENCY OBLIGATIONS—10.1%
U.S. Government Agencies—3.6%
Federal Home Loan Bank
0.000%	07/25/2007		16,000,000	15,942,667
Federal National Mortgage Association
5.788%	10/01/2036	#	3,694,823	3,708,704
0.000%	07/25/2007		4,000,000	3,986,967
				23,638,338
U.S. Government Agencies—Mortgage Backed—6.5%
Federal Home Loan Mortgage Corporation
5.706%	11/01/2036	#	8,393,521	8,310,358
5.390%	03/01/2036	#	4,562,923	4,529,748
4.386%	10/01/2034	#	5,050,033	4,969,577
Federal Home Loan Mortgage Corporation, Series 2885, Class DK
3.500%	10/15/2012		$1,975,837	$1,958,263
Federal Home Loan Mortgage Corporation, Series 2891, Class LN
4.250%	06/15/2024		2,673,543	2,637,566
Federal National Mortgage Association
5.575%	12/01/2036	#	5,528,285	5,514,521
5.085%	10/01/2034	#	4,886,441	4,869,089
5.079%	09/01/2034	#	551,011	549,421
4.956%	10/01/2034	#	6,150,734	6,093,785
4.887%	09/01/2034	#	468,559	465,236
4.744%	10/01/2034	#	842,130	832,754
Federal National Mortgage Association, Series 2004-81, Class KG
3.500%	05/25/2012		1,424,853	1,414,027
				42,144,345
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $66,447,103)				65,782,683

U.S. TREASURY OBLIGATIONS—17.6%
U.S. Treasury Notes—17.6%
U.S. Treasury Note
4.875%	08/15/2009- 07/31/2011	**	31,569,000	31,537,004
4.750%	02/15/2010		64,955,000	64,736,816
4.500%	05/15/2010		2,200,000	2,177,657
3.875%	09/15/2010		16,607,000	16,116,579
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $114,361,342)				114,568,056

SOVEREIGN DEBT OBLIGATIONS—1.3%
Government Issued—1.3%
New Brunswick Province (Canada)
3.500%	10/23/2007		2,678,000	2,665,526
Ontario Electricity Financial Corp. (Canada)
6.100%	01/30/2008		2,949,000	2,963,173
Republic of South Africa (South Africa)		*
9.125%	05/19/2009		2,750,000	2,927,375
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $8,569,654)				8,556,074

ASSET BACKED SECURITIES—25.3%
Automotive—13.6%
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
3.580%	01/15/2009		5,591,478	5,566,856
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class A4A, 144A
5.320%	03/20/2010	*	3,400,000	3,396,226
Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4
4.940%	07/15/2012		7,061,000	6,998,023
Carmax Auto Owner Trust, Series 2007-1, Class B
5.340%	10/15/2012		3,000,000	2,982,967
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A3
5.130%	05/15/2011		2,200,000	2,196,499

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4
5.110%	04/15/2014		$2,200,000	$2,187,096
Daimler Chrysler Auto Trust, Series 2003-B, Class A-4
2.860%	03/09/2009		1,910,905	1,911,154
Daimler Chrysler Auto Trust, Series 2004-C, Class A4
3.280%	12/08/2009		780,683	771,265
Daimler Chrysler Auto Trust, Series 2005-A, Class A3
3.490%	12/08/2008		152,966	152,877
Ford Credit Auto Owner Trust, Series 2005-A, Class A3
3.480%	11/15/2008		468,800	467,828
Ford Credit Auto Owner Trust, Series 2005-A, Class B
3.880%	01/15/2010		2,600,000	2,560,727
Ford Credit Auto Owner Trust, Series 2005-B, Class A3
4.170%	01/15/2009		1,227,939	1,225,488
Ford Credit Auto Owner Trust, Series 2006-A, Class A3
5.050%	03/15/2010	#	1,065,000	1,063,050
Ford Credit Auto Owner Trust, Series 2006-B, Class A2B
5.340%	07/15/2009	#	1,708,138	1,709,330
Ford Credit Auto Owner Trust, Series 2006-B, Class A3
5.260%	10/15/2010		5,650,000	5,644,676
Harley-Davidson Motorcycle Trust, Series 2006-3, Class A3
5.240%	01/15/2012		3,060,000	3,058,916
Harley-Davidson Motorcycle Trust, Series 2007-2, Class A4
5.120%	08/15/2013		4,725,000	4,688,180
Hertz Vehicle Financing LLC, Series 2004-1A, Class A4, 144A
3.230%	05/25/2009	*	5,000,000	4,834,506
Honda Auto Receivables Owner Trust, Series 2004-3, Class A4
3.280%	02/18/2010		4,000,000	3,940,487
Honda Auto Receivables Owner Trust, Series 2005-3, Class A3
3.870%	04/20/2009		1,786,609	1,776,765
Household Automotive Trust, Series 2006-1, Class A3
5.430%	06/17/2011		3,800,000	3,805,065
Long Beach Auto Receivables Trust, Series 2006-B, Class A3
5.170%	08/15/2011		4,350,000	4,339,723
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A-5
3.210%	03/16/2009		1,180,892	1,174,254
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4
2.760%	07/15/2009		2,911,455	2,877,465
Nissan Auto Receivables Owner Trust, Series 2005-B, Class A4
4.180%	10/15/2010		1,000,000	983,859
Triad Auto Receivables Owner Trust, Series 2006-A, Class A3
4.770%	01/12/2011		3,189,000	3,178,812
USAA Auto Owner Trust, Series 2004-3, Class A4
3.530%	06/15/2011		$6,000,000	$5,922,287
USAA Auto Owner Trust, Series 2006-4, Class A2
5.160%	11/16/2009		1,000,000	999,951
Wachovia Auto Owner Trust, Series 2004-A, Class A4
3.660%	07/20/2010		822,164	820,202
Wachovia Auto Owner Trust, Series 2004-B, Class A4
3.440%	03/21/2011		2,600,000	2,570,265
Wachovia Auto Owner Trust, Series 2005-B, Class A4
4.840%	04/20/2011		4,525,000	4,496,302
				88,301,101
Credit Cards—8.9%
Bank of America Mortgage Securities, Series 2004-L, Class 1A1
4.196%	01/25/2035	#	3,760,842	3,763,307
Bank One Issuance Trust, Series 2002-3, Class A
3.590%	05/17/2010	#	3,575,000	3,564,527
Bank One Issuance Trust, Series 2003-A9, Class A9
3.860%	06/15/2011	#	1,500,000	1,473,739
Bank One Issuance Trust, Series 2004-A6, Class A6
3.940%	04/16/2012	#	1,000,000	973,620
Capital One Multi-Asset Execution Trust, Series 2005-A8, Class A
4.400%	08/15/2011		2,150,000	2,127,494
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4
3.650%	07/15/2011		6,800,000	6,671,804
Chase Issuance Trust, Series 2004-9A, Class A
3.220%	06/15/2010		3,000,000	2,984,221
Citibank Credit Card Issuance Trust, Series 2007-A5, Class A5
5.500%	06/22/2012	‡	7,965,000	7,986,157
Discover Card Master Trust I, Series 2007-A, Class A1
5.330%	08/15/2012		1,950,000	1,950,232
FPL Recovery Funding LLC, Series 2007-A, Class A1
5.053%	02/01/2013	‡	3,070,000	3,052,252
GE Capital Credit Card Master Note Trust, Series 2007-3, Class A2
5.400%	06/15/2013	#‡	7,915,000	7,927,367
MBNA Credit Card Master Note Trust, Series 2003-6A, Class A
2.750%	10/15/2010		1,500,000	1,468,138
MBNA Credit Card Master Note Trust, Series 2005-A1, Class A
4.200%	09/15/2010		5,000,000	4,960,594
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1
4.900%	07/15/2011		2,600,000	2,586,580
Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B
5.460%	05/25/2037	‡	6,300,000	6,300,000
				57,790,032
Equipment—0.8%
GE Dealer Floorplan Master Note Trust, Series 2006-1, Class A
5.330%	04/20/2011	#	5,150,000	5,151,535

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Utilities—2.0%
California Infrastructure PG&E-1, Series 1997-1, Class A8
6.480%	12/26/2009		$2,201,336	$2,212,145
California Infrastructure SCE-1, Series 1997-1, Class A7
6.420%	12/26/2009		2,655,866	2,664,730
Peco Energy Transition Trust, Series 2000-A, Class A3
7.625%	03/01/2010		7,164,000	7,416,863
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A2
3.870%	06/25/2011		773,256	762,385
				13,056,123
TOTAL ASSET BACKED SECURITIES
(Cost $165,296,228)				164,298,791

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—15.5%
Mortgage Backed—15.5%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1
5.961%	03/25/2037	#	7,670,584	7,661,765
Arkle Master Issuer PLC, Series 2006-1, Class 3A, 144A
5.410%	08/17/2011	*#‡	4,000,000	3,999,844
Banc of America Commercial Mortgage, Inc., Series 2005-4, Class A2
4.764%	07/10/2045	#	3,030,000	2,970,592
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A2
3.869%	02/11/2041		5,490,000	5,364,151
Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-C3, Class A3
4.302%	07/15/2036		1,000,000	978,383
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A2
5.017%	08/15/2038		3,950,000	3,896,556
First Horizon Asset Securities, Inc., Series 2005-AR4, Class IIA1
5.331%	10/25/2035		4,474,675	4,446,926
GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2
4.353%	06/10/2048		4,910,000	4,784,014
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2
5.506%	04/10/2038		2,450,000	2,447,433
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.538%	10/25/2035	#	4,641,689	4,575,258
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2
4.764%	09/25/2034	#	3,019,959	2,983,536
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
5.308%	12/19/2035	#	6,099,138	6,064,216
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A2
4.851%	08/15/2042		2,000,000	1,964,069
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A2
4.207%	11/15/2027		5,800,000	5,700,230
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A2
4.821%	04/15/2030		$4,013,240	$3,955,125
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
4.726%	12/25/2034	#	3,972,933	3,930,254
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1
5.910%	03/12/2034		2,360,305	2,370,698
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
4.046%	04/25/2034	#	802,134	788,320
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A
5.383%	05/25/2035	#	4,775,894	4,769,302
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class IIA1
7.223%	10/19/2034	#	786,153	792,475
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
3.305%	03/25/2044	#	1,055,591	1,029,183
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A-2
5.001%	07/15/2041		4,080,000	4,028,814
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2
4.380%	10/15/2041		4,497,406	4,392,543
WaMu Mortgage Pass Through Certificates, Series 2007-HY7, Class 2A1
5.901%	06/25/2037	#‡	8,100,000	8,093,672
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
3.539%	09/25/2034		2,061,502	1,988,268
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.575%	12/25/2034	#	2,534,479	2,498,830
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class IIA1
4.362%	05/25/2035	#	3,914,067	3,880,860
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $100,812,719)				100,355,317

REPURCHASE AGREEMENTS—1.3%
Investors Bank & Trust Repurchase Agreement dated 06/29/2007 due 07/02/2007, with a maturity value of $8,249,155 and effective yield of 4.65% collateralized by U.S. Government Agency Obligations with rates ranging from 5.094% to 8.625%, maturity dates ranging from 09/25/2014 to 10/01/2032 and an aggregate market value of $8,658,258.			8,245,959	8,245,959
TOTAL INVESTMENTS—98.9%
(Cost $645,407,218)				642,718,688
Other assets less liabilities—1.1%				7,409,079
NET ASSETS—100.0%				$650,127,767

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Notes to the Schedule of Investments:

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 5.27% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.

‡	Security valued at fair value as determined by policies approved by the board of directors.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Inflation Protected
Securities Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—1.6%
U.S. Government Agencies—0.2%
Federal National Mortgage Association
5.150%	09/26/2007		$200,000	$197,482
U.S. Government Agencies—Mortgage Backed—1.4%
Federal Home Loan Mortgage Corporation
6.500%	04/01/2035		117,643	119,655
5.000%	11/01/2017		50,131	48,637
Federal National Mortgage Association
7.500%	01/01/2034		350,249	364,501
7.000%	02/01/2013		106,520	109,469
6.500%	05/01/2035		155,730	158,262
6.000%	12/01/2013- 10/01/2017		167,135	168,505
Federal National Mortgage Association TBA
5.500%	07/01/2037		1,100,000	1,060,983
				2,030,012
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,259,140)				2,227,494

U.S. TREASURY OBLIGATIONS—97.5%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.650%	08/30/2007	*	60,000	59,527
4.605%	09/13/2007	*	30,000	29,712
4.445%	09/13/2007	*	20,000	19,815
				109,054
U.S. Treasury Inflation Protected Securities Bonds—80.5%
U.S. Treasury Bond
3.000%	07/15/2012		10,341,360	10,544,961
2.500%	07/15/2016		3,222,450	3,187,457
2.375%	04/15/2011- 01/15/2025		46,735,563	45,207,862
2.000%	07/15/2014- 01/15/2026		34,600,502	32,307,024
1.875%	07/15/2015		3,335,120	3,152,732
1.625%	01/15/2015		3,819,354	3,551,404
0.875%	04/15/2010		16,445,343	15,623,093
				113,574,533
U.S. Treasury Inflation Protected Securities Notes—16.9%
U.S. Treasury Note
4.250%	01/15/2010		2,333,105	2,422,239
3.875%	01/15/2009		9,511,037	9,665,601
3.500%	01/15/2011		1,187,030	1,221,621
3.375%	01/15/2012		1,163,500	1,201,315
1.875%	07/15/2013		9,786,282	9,390,251
				23,901,027
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $141,622,219)				137,584,614

	Face	Value
REPURCHASE AGREEMENTS—0.7%
Investors Bank & Trust Repurchase Agreement dated 06/29/2007 due 07/02/2007, with a maturity value of $977,078 and an effective yield of 4.65% collateralized by a U.S. Government Agency Obligation with a rate of 8.125%, maturity date of 10/25/2021 and an aggregate market value of $1,025,535.	$976,700	$976,700
TOTAL INVESTMENTS—99.8%
(Cost $144,858,059)		140,788,808
Other assets less liabilities—0.2%		263,533
NET ASSETS—100.0%		$141,052,341

Notes to the Schedule of Investments:

*	Security has been pledged as collateral for futures contracts.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—77.0%
Advertising—0.2%
Interpublic Group, Inc. *†	18,883	$215,266
Monster Worldwide, Inc. *	5,522	226,954
Omnicom Group	15,836	838,041
		1,280,261
Aerospace & Defense—1.7%
Goodrich Corporation	5,239	312,035
Boeing Company (The)	35,548	3,418,296
General Dynamics Corporation	18,179	1,421,961
Honeywell International, Inc.	35,405	1,992,593
Lockheed Martin Corporation	16,028	1,508,716
Northrop Grumman Corporation	15,444	1,202,624
Textron, Inc.	5,839	642,932
United Technologies Corporation	44,656	3,167,450
		13,666,607
Airlines—0.3%
FedEx Corporation	13,674	1,517,404
Southwest Airlines Company	35,312	526,502
		2,043,906
Apparel Retailers—0.4%
Abercrombie & Fitch Company Class A	3,919	286,009
Gap (The), Inc.	25,447	486,038
Kohl’s Corporation *	15,275	1,084,983
Ltd. Brands, Inc. †	15,296	419,875
Nordstrom, Inc.	10,183	520,555
		2,797,460
Automotive—0.6%
Autonation, Inc. *	6,006	134,775
Ford Motor Company †	81,761	770,189
General Motors Corporation †	24,816	938,045
Genuine Parts Company	7,626	378,250
Goodyear Tire & Rubber Company (The) *	9,249	321,495
Harley-Davidson, Inc.	12,041	717,764
ITT Corporation	8,141	555,867
Paccar, Inc.	11,173	972,498
		4,788,883
Banking—8.8%
American Express Company	54,639	3,342,814
BB&T Corporation	24,341	990,192
Bank of America Corporation	201,110	9,832,268
Bank of New York Company, Inc. (The)	33,912	1,405,313
Capital One Financial Corporation	18,547	1,454,827
CIT Group, Inc.	8,779	481,353
Citigroup, Inc.	223,597	11,468,290
Comerica, Inc.	7,218	429,254
Commerce Bancorp, Inc. †	8,448	312,492
Compass Bancshares, Inc.	5,412	373,320
Fannie Mae	43,894	2,867,595
Fifth Third Bancorp	24,353	968,519
First Horizon National Corporation †	5,539	216,021
Freddie Mac	30,144	1,829,741
Hudson City Bancorp, Inc.	22,136	270,502
Huntington Bancshares, Inc. †	11,294	256,826
JPMorgan Chase & Company	154,714	7,495,893
Keycorp †	17,811	611,452
M&T Bank Corporation	3,525	376,822
Marshall & IIsley Corporation	11,451	545,411
Mellon Financial Corporation	18,205	$801,020
National City Corporation †	26,274	875,450
Northern Trust Corporation	8,155	523,877
PNC Financial Services Group, Inc.	15,480	1,108,058
Regions Financial Corporation	32,130	1,063,503
SLM Corporation	18,334	1,055,672
Sovereign Bancorp, Inc. †	16,575	350,395
State Street Corporation †	15,139	1,035,508
SunTrust Banks, Inc.	16,396	1,405,793
Synovus Financial Corporation	14,677	450,584
U.S. Bancorp	79,260	2,611,617
Wachovia Corporation	86,411	4,428,564
Washington Mutual, Inc.	40,172	1,712,934
Wells Fargo & Company	151,795	5,338,630
Zions Bancorporation	4,920	378,397
		68,668,907
Beverages, Food & Tobacco—3.8%
Altria Group, Inc.	95,018	6,664,563
Anheuser-Busch Companies, Inc.	34,115	1,779,438
Archer-Daniels-Midland Company	28,680	949,021
Brown-Forman Corporation Class B †	3,664	267,765
Campbell Soup Company	9,478	367,841
Coca-Cola Company (The)	90,663	4,742,582
Coca-Cola Enterprises, Inc.	13,492	323,808
ConAgra Foods, Inc.	22,835	613,348
Constellation Brands, Inc. Class A *†	8,617	209,221
Dean Foods Company *	5,320	169,548
General Mills, Inc.	15,679	915,967
Hershey Company (The) †	7,857	397,721
HJ Heinz Company	14,736	699,518
Kellogg Company	11,077	573,678
Kraft Foods, Inc. Class A	72,431	2,553,193
McCormick & Company, Inc.	5,813	221,940
Molson Coors Brewing Company Class B	2,412	223,014
Pepsi Bottling Group, Inc.	5,916	199,251
Pepsico, Inc.	73,509	4,767,059
Reynolds American, Inc. †	7,455	486,066
Sara Lee Corporation	33,530	583,422
Supervalu, Inc.	8,705	403,216
Sysco Corporation	27,245	898,813
Tyson Foods, Inc. Class A	11,069	255,030
UST, Inc.	7,153	384,188
WM Wrigley Jr. Company †	9,736	538,498
		30,187,709
Building Materials—0.8%
Home Depot, Inc.	89,433	3,519,189
Lowe’s Companies, Inc.	68,926	2,115,339
Vulcan Materials Company †	4,399	503,861
		6,138,389
Chemicals—1.2%
Air Products & Chemicals, Inc.	9,858	792,287
Avery Dennison Corporation	4,917	326,882
Dow Chemical Company (The)	42,576	1,882,711
Eastman Chemical Company	3,534	227,342
EI Du Pont de Nemours & Company	41,425	2,106,047
Hercules, Inc. *	4,386	86,185
International Flavors & Fragrances, Inc.	3,888	202,720
Monsanto Company	24,331	1,643,316
PPG Industries, Inc.	7,259	552,482
Praxair, Inc.	14,140	1,017,939
Sealed Air Corporation	7,079	219,591
		9,057,502

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Coal—0.1%
Consol Energy, Inc.	7,673	$353,802
Peabody Energy Corporation	11,507	556,709
		910,511
Commercial Services—0.6%
Allied Waste Industries, Inc. *	10,555	142,070
Cintas Corporation	6,084	239,892
Convergys Corporation *	6,879	166,747
Equifax, Inc.	6,441	286,109
Fluor Corporation	3,836	427,215
H&R Block, Inc. †	14,400	336,528
Moody’s Corporation	10,766	669,645
Paychex, Inc.	14,661	573,538
Robert Half International, Inc.	7,514	274,261
RR Donnelley & Sons Company	9,448	411,082
Ryder System, Inc. †	2,780	149,564
Waste Management, Inc.	24,315	949,501
		4,626,152
Communications—0.9%
Avaya, Inc. *	20,276	341,448
Ciena Corporation *	3,922	141,702
L-3 Communications Holdings, Inc.	5,343	520,355
Motorola, Inc.	105,079	1,859,898
Network Appliance, Inc. *	16,442	480,106
Qualcomm, Inc.	75,261	3,265,575
Tellabs, Inc. *	19,893	214,049
		6,823,133
Computer Software & Processing—4.3%
Adobe Systems, Inc. *	26,395	1,059,759
Affiliated Computer Services, Inc. Class A *	5,278	299,368
Autodesk, Inc. *	10,178	479,180
Automatic Data Processing, Inc.	25,597	1,240,687
BMC Software, Inc. *	9,424	285,547
CA, Inc.	20,246	522,954
Citrix Systems, Inc. *	7,947	267,575
Cognizant Technology Solutions Corporation *	6,159	462,479
Computer Sciences Corporation *	8,286	490,117
Compuware Corporation *	17,089	202,676
Electronic Arts, Inc. *	13,954	660,303
Electronic Data Systems Corporation	22,586	626,310
Fidelity National Information Services, Inc.	7,010	380,503
First Data Corporation	33,763	1,103,037
Fiserv, Inc. *	8,200	465,760
Google, Inc. Class A *	9,853	5,156,863
IMS Health, Inc.	8,795	282,583
Intuit, Inc. *	15,593	469,037
Juniper Networks, Inc. *	25,214	634,636
Microsoft Corporation	382,029	11,258,395
NCR Corporation *	8,056	423,262
Novell, Inc. *	17,011	132,516
Oracle Corporation *	177,668	3,501,836
Sun Microsystems, Inc. *	161,703	850,558
Symantec Corporation *	43,490	878,498
Unisys Corporation *	13,879	126,854
VeriSign, Inc. *	10,507	333,387
Yahoo!, Inc. *	55,659	1,510,029
		34,104,709
Computers & Information—3.3%
3M Company	33,278	$2,888,198
Apple Computer, Inc. *	39,053	4,766,028
Dell, Inc. *	102,515	2,926,803
EMC Corporation *	95,328	1,725,437
Hewlett-Packard Company	118,566	5,290,415
International Business Machines Corporation	61,865	6,511,291
International Game Technology	14,815	588,155
Jabil Circuit, Inc.	7,616	168,085
Lexmark International, Inc. *	4,793	236,343
Pitney Bowes, Inc.	10,038	469,979
SanDisk Corporation *	9,800	479,612
Solectron Corporation *	40,230	148,046
		26,198,392
Containers & Packaging—0.1%
Ball Corporation	4,556	242,243
Temple-Inland, Inc.	4,945	304,266
		546,509
Cosmetics & Personal Care—1.5%
Avon Products, Inc.	19,873	730,333
Clorox Company	6,602	409,984
Colgate-Palmolive Company	22,691	1,471,511
Ecolab, Inc.	8,001	341,643
Estee Lauder Companies (The), Inc. Class A	5,057	230,144
Procter & Gamble Company	142,354	8,710,641
		11,894,256
Education—0.0%
Apollo Group, Inc. Class A *	6,172	360,630
Electric Utilities—2.6%
AES Corporation (The) *	28,796	630,056
Allegheny Energy, Inc. *	7,132	369,010
Ameren Corporation	9,010	441,580
American Electric Power Company, Inc.	17,957	808,783
CMS Energy Corporation	9,922	170,658
Centerpoint Energy, Inc.	13,537	235,544
Consolidated Edison, Inc.	11,541	520,730
Constellation Energy Group, Inc.	7,847	684,023
DTE Energy Company	7,766	374,477
Dominion Resources, Inc.	15,730	1,357,656
Duke Energy Corporation	55,876	1,022,531
Dynegy, Inc. Class A	15,071	142,270
Edison International	14,281	801,450
Entergy Corporation	9,154	982,682
Exelon Corporation	30,358	2,203,991
FPL Group, Inc.	18,300	1,038,342
FirstEnergy Corporation	14,589	944,346
Integrys Energy Group, Inc.	3,300	167,409
KeySpan Corporation	7,674	322,155
NiSource, Inc.	11,857	245,558
PG&E Corporation	15,829	717,054
PPL Corporation	17,328	810,777
Pinnacle West Capital Corporation	4,372	174,224
Progress Energy, Inc.	11,044	503,496
Public Service Enterprise Group, Inc.	11,416	1,002,096
Sempra Energy	11,832	700,809
Southern Company (The) †	33,551	1,150,464
TXU Corporation	20,371	1,370,968
TECO Energy, Inc.	9,094	156,235
Xcel Energy, Inc. †	17,719	362,708
		20,412,082

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—2.5%
Cooper Industries Ltd. Class A (Bermuda)	8,037	$458,832
Emerson Electric Company	36,190	1,693,692
General Electric Company	465,108	17,804,334
		19,956,858
Electronics—3.2%
Advanced Micro Devices, Inc. *†	22,772	325,640
Altera Corporation *†	15,819	350,074
Analog Devices, Inc.	16,239	611,236
Broadcom Corporation Class A *	20,382	596,173
Cisco Systems, Inc. *	274,484	7,644,379
Eastman Kodak Company †	12,583	350,185
Intel Corporation	262,614	6,239,709
JDS Uniphase Corporation *†	9,473	127,222
LSI Corp. *	34,716	260,717
Linear Technology Corporation †	11,721	424,066
Maxim Integrated Products, Inc.	14,128	472,016
MEMC Electronics Materials, Inc. *	10,061	614,928
Micron Technology, Inc. *†	31,818	398,680
Molex, Inc.	6,227	186,872
National Semiconductor Corporation †	13,204	373,277
Novellus Systems, Inc. *	5,537	157,085
Nvidia Corporation *	16,324	674,344
QLogic Corporation *	7,961	132,551
Raytheon Company	19,546	1,053,334
Rockwell Collins, Inc.	7,612	537,712
Texas Instruments, Inc.	65,085	2,449,149
Xerox Corporation *	42,793	790,815
Xilinx, Inc. †	15,159	405,806
		25,175,970
Entertainment & Leisure—1.3%
Harrah’s Entertainment, Inc.	8,077	688,645
Hasbro, Inc.	7,426	233,251
Mattel, Inc.	17,004	430,031
News Corporation, Inc. Class A	105,672	2,241,303
Time Warner, Inc.	172,037	3,619,658
Walt Disney Company	89,858	3,067,752
		10,280,640
Environmental—0.2%
Agilent Technologies, Inc. *	18,919	727,246
Danaher Corporation	10,454	789,277
Tektronix, Inc. †	4,069	137,288
Teradyne, Inc. *†	8,399	147,654
		1,801,465
Financial Services—2.8%
Ameriprise Financial, Inc.	11,064	703,338
Bear Stearns Companies, Inc. (The)	5,201	728,140
Charles Schwab Corporation (The)	45,303	929,618
Chicago Mercantile Exchange †	1,599	854,442
Countrywide Financial Corporation †	27,686	1,006,386
E*Trade Financial Corporation *	18,346	405,263
Federated Investors, Inc. Class B	3,330	127,639
Franklin Resources, Inc.	7,431	984,385
Goldman Sachs Group, Inc.	18,540	4,018,545
Janus Capital Group, Inc. †	9,399	261,668
Legg Mason, Inc.	5,766	567,259
Lehman Brothers Holdings, Inc.	23,824	1,775,364
Merrill Lynch & Company, Inc.	39,604	$3,310,102
Morgan Stanley	47,814	4,010,638
Principal Financial Group	12,337	719,124
T Rowe Price Group, Inc.	11,620	602,962
Western Union Company (The)	33,663	701,200
		21,706,073
Food Retailers—0.3%
Kroger Company (The)	31,965	899,175
Safeway, Inc.	19,776	672,977
Starbucks Corporation *	33,638	882,661
Whole Foods Market, Inc. †	6,058	232,021
		2,686,834
Forest Products & Paper—0.4%
Bemis Company	5,148	170,811
International Paper Company	19,914	777,642
Kimberly-Clark Corporation	20,212	1,351,981
MeadWestvaco Corporation	7,851	277,297
Pactiv Corporation *	6,199	197,686
Weyerhaeuser Company	9,586	756,623
		3,532,040
Health Care Providers—0.2%
Coventry Health Care, Inc. *	6,999	403,492
Express Scripts, Inc. *	12,968	648,530
Laboratory Corporation of America Holdings *†	5,554	434,656
Manor Care, Inc. †	3,516	229,560
Tenet Healthcare Corporation *†	23,062	150,134
		1,866,372
Heavy Construction—0.1%
Centex Corporation †	5,370	215,337
Lennar Corporation Class A	5,972	218,336
		433,673
Heavy Machinery—1.5%
American Standard Companies, Inc.	7,828	461,695
Applied Materials, Inc.	62,930	1,250,419
Black & Decker Corporation	3,454	305,023
Caterpillar, Inc.	29,593	2,317,132
Cummins, Inc.	4,550	460,506
Deere & Company	10,503	1,268,132
Dover Corporation	8,920	456,258
Eaton Corporation	6,529	607,197
Ingersoll-Rand Company Class A (Bermuda)	14,476	793,574
National-Oilwell Varco, Inc. *	7,982	832,044
Pall Corporation	5,917	272,123
Parker Hannifin Corporation	5,314	520,294
Rockwell Automation, Inc.	7,826	543,437
Smith International, Inc.	8,885	521,016
Stanley Works (The)	3,363	204,134
Terex Corporation *	4,319	351,135
Varian Medical Systems, Inc. *	5,760	244,858
WW Grainger, Inc.	3,422	318,417
		11,727,394
Home Construction, Furnishings & Appliances—0.4%
DR Horton, Inc. †	11,960	238,363
Harman International Industries, Inc.	2,854	333,347
Johnson Controls, Inc.	8,843	1,023,754
KB Home †	3,394	133,622
Leggett & Platt, Inc. †	8,064	177,811
Masco Corporation	18,434	524,816
Newell Rubbermaid, Inc.	11,995	353,013

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Pulte Homes, Inc.	9,419	$211,457
Whirlpool Corporation	3,383	376,190
		3,372,373
Household Products—0.3%
Fortune Brands, Inc.	6,876	566,376
Illinois Tool Works, Inc.	18,598	1,007,826
Rohm & Haas Company	6,344	346,890
Snap-On, Inc.	2,539	128,245
		2,049,337
Industrial—Diversified—0.4%
Tyco International Ltd. (Bermuda)	88,718	2,997,781
Insurance—4.6%
ACE Ltd. (Cayman Islands)	14,666	916,918
Aflac, Inc.	21,905	1,125,917
Aetna, Inc.	24,024	1,186,786
Allstate Corporation (The)	28,474	1,751,436
AMBAC Financial Group, Inc.	4,610	401,946
American International Group, Inc.	117,245	8,210,667
AON Corporation	14,251	607,235
Assurant, Inc.	4,469	263,313
Chubb Corporation	18,064	977,985
Cigna Corporation	13,368	698,077
Cincinnati Financial Corporation	7,627	331,012
Genworth Financial, Inc. Class A	19,514	671,282
Hartford Financial Services Group, Inc.	14,401	1,418,643
Humana, Inc. *	7,120	433,679
Lincoln National Corporation	12,544	889,997
Loews Corporation	19,590	998,698
MBIA, Inc. †	5,839	363,303
MGIC Investment Corporation †	3,862	219,593
Marsh & McLennan Companies, Inc.	24,984	771,506
Metlife, Inc.	33,946	2,188,838
Progressive Corporation (The)	34,792	832,573
Prudential Financial, Inc.	21,226	2,063,804
Safeco Corporation	5,043	313,977
Torchmark Corporation	4,583	307,061
Travelers Cos., Inc. (The)	30,652	1,639,882
UnitedHealth Group, Inc.	60,755	3,107,011
UnumProvident Corporation	14,510	378,856
WellPoint, Inc. *	27,839	2,222,387
XL Capital Ltd. Class A (Cayman Islands)	8,095	682,328
		35,974,710
Lodging—0.3%
Hilton Hotels Corporation	17,148	573,944
Marriott International, Inc. Class A	15,100	652,924
Starwood Hotels & Resorts Worldwide, Inc.	9,466	634,885
Wyndham Worldwide Corporation *	8,923	323,548
		2,185,301
Media—Broadcasting & Publishing—1.4%
CBS Corporation Class B	34,151	1,137,911
Clear Channel Communications, Inc.	22,852	864,263
Comcast Corporation Class A *	140,162	3,941,355
DIRECTV Group (The), Inc. *	33,859	782,481
Dow Jones & Company, Inc.	3,045	174,935
EW Scripps Company Class A	3,760	171,794
Gannett Company, Inc.	10,491	576,480
IAC/InterActiveCorp *	9,631	$333,329
McGraw-Hill Companies, Inc. (The)	16,227	1,104,734
Meredith Corporation	1,895	116,732
New York Times Company Class A †	6,241	158,521
Tribune Company	4,121	121,157
Viacom, Inc. Class B *	31,993	1,331,869
		10,815,561
Medical Supplies—2.7%
Allergan, Inc.	13,378	771,108
Applera Corporation—Applied Biosystems Group	8,032	245,297
Bausch & Lomb, Inc.	2,519	174,919
Baxter International, Inc.	29,138	1,641,635
Becton Dickinson & Company	10,910	812,795
Biomet, Inc.	10,933	499,857
Boston Scientific Corporation *	53,082	814,278
CR Bard, Inc.	4,555	376,380
Johnson & Johnson	130,959	8,069,694
Kla-Tencor Corporation	8,766	481,692
Medtronic, Inc.	52,035	2,698,535
Millipore Corporation *†	2,215	166,324
Patterson Cos., Inc. *	6,066	226,080
PerkinElmer, Inc.	5,757	150,027
St. Jude Medical, Inc. *†	16,184	671,474
Stryker Corporation	13,327	840,800
Thermo Fisher Scientific, Inc. *	18,784	971,508
Waters Corporation *	4,564	270,919
Zimmer Holdings, Inc. *	10,939	928,612
		20,811,934
Metals—0.9%
Alcoa, Inc.	39,273	1,591,735
Allegheny Technologies, Inc.	4,545	476,680
Corning, Inc. *	70,940	1,812,517
Newmont Mining Corporation	19,589	765,146
Nucor Corporation	13,611	798,285
Precision Castparts Corporation	6,202	752,675
United States Steel Corporation	5,195	564,956
		6,761,994
Mining—0.2%
Freeport-McMoran Copper & Gold, Inc.	16,939	1,402,888
Oil & Gas—8.1%
Anadarko Petroleum Corporation	20,897	1,086,435
Apache Corporation	14,926	1,217,812
Ashland, Inc.	3,106	198,629
Baker Hughes, Inc.	14,690	1,235,870
BJ Services Company	14,353	408,199
Chesapeake Energy Corporation	18,240	631,104
Chevron Corporation	97,596	8,221,487
ConocoPhillips	73,845	5,796,833
Devon Energy Corporation	19,943	1,561,337
EOG Resources, Inc.	11,033	806,071
El Paso Corporation	31,393	540,901
ENSCO International, Inc.	6,778	413,526
Exxon Mobil Corporation	254,869	21,378,412
Halliburton Company	41,598	1,435,131
Hess Corporation	12,305	725,503
Marathon Oil Corporation	31,144	1,867,394
Murphy Oil Corporation	8,420	500,485
Nabors Industries Ltd. *†	14,031	468,355
Nicor, Inc. †	1,963	84,252
Noble Corporation (Cayman Islands)	5,990	584,145

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Occidental Petroleum Corporation	37,958	$2,197,009
Questar Corporation	7,316	386,651
Rowan Companies., Inc.	4,817	197,401
Schlumberger Ltd. (Netherland Antilles)	52,972	4,499,442
Spectra Energy Corp.	27,942	725,374
Sunoco, Inc.	5,960	474,893
Transocean, Inc. (Cayman Islands) *	13,365	1,416,423
Valero Energy Corporation	25,471	1,881,288
Weatherford International Ltd. (Bermuda) *	15,336	847,161
Williams Companies, Inc.	26,146	826,737
XTO Energy, Inc.	17,245	1,036,425
		63,650,685
Pharmaceuticals—5.2%
Abbott Laboratories	69,259	3,708,819
AmerisourceBergen Corporation	9,300	460,071
Amgen, Inc. *	52,435	2,899,131
Barr Pharmaceuticals, Inc. *	4,637	232,917
Biogen Idec, Inc. *	13,123	702,081
Bristol-Myers Squibb Company	90,646	2,860,788
Cardinal Health, Inc.	17,538	1,238,884
Celgene Corporation *	17,109	980,859
Eli Lilly & Company	44,595	2,491,969
Forest Laboratories, Inc. *	14,323	653,845
Genzyme Corporation *	11,410	734,804
Gilead Sciences, Inc. *	41,558	1,611,204
Hospira, Inc. *	7,127	278,238
King Pharmaceuticals, Inc. *	10,183	208,344
McKesson Corporation	13,531	806,989
Medco Health Solutions, Inc. *	13,435	1,047,796
Merck & Company, Inc.	97,890	4,874,922
Mylan Laboratories	11,139	202,618
Pfizer, Inc.	318,723	8,149,747
Quest Diagnostics, Inc.	7,162	369,917
Schering-Plough Corporation	66,751	2,031,900
Sigma Aldrich Corporation	5,903	251,881
Watson Pharmaceuticals, Inc. *	4,259	138,545
Wyeth	60,498	3,468,955
		40,405,224
Real Estate—0.9%
Apartment Investment & Management Company REIT Class A †	3,885	195,882
Archstone-Smith Trust REIT †	9,927	586,785
Avalonbay Communities, Inc. REIT	3,501	416,199
Boston Properties, Inc. REIT	5,172	528,216
CB Richard Ellis Group, Inc. Class A *	7,914	288,861
Developers Diversified Realty Corporation REIT	5,585	294,385
Equity Residential REIT	12,749	581,737
General Growth Properties, Inc. REIT	9,929	525,740
Host Hotels & Resorts Inc. REIT †	23,370	540,314
Kimco Realty Corporation REIT	9,907	377,159
Plum Creek Timber Company, Inc. REIT	8,165	340,154
Prologis REIT	11,448	651,391
Public Storage REIT	5,464	419,744
Simon Property Group, Inc. REIT	9,868	918,119
Vornado Realty Trust REIT	5,612	616,422
		7,281,108
Restaurants—0.5%
Darden Restaurants, Inc.	6,534	$287,431
McDonald’s Corporation	54,251	2,753,781
Wendy’s International, Inc.	5,142	188,969
Yum! Brands, Inc.	24,418	798,957
		4,029,138
Retailers—3.1%
Amazon.Com, Inc. *†	14,009	958,356
Autozone, Inc. *	2,448	334,446
Bed Bath & Beyond, Inc. *	12,305	442,857
Best Buy Company, Inc. †	17,879	834,413
Big Lots, Inc. *†	4,622	135,979
CVS Caremark Corp.	69,710	2,540,930
Circuit City Stores, Inc. †	6,649	100,267
Costco Wholesale Corporation	20,890	1,222,483
Dillard’s, Inc. Class A	2,579	92,663
Dollar General Corporation	13,924	305,214
eBay, Inc. *	51,735	1,664,832
Family Dollar Stores, Inc.	7,400	253,968
JC Penney Company, Inc.	10,233	740,665
Macys, Inc.	21,019	836,136
Nike, Inc. Class B	16,726	974,959
Office Depot, Inc. *	13,041	395,142
OfficeMax, Inc.	2,974	116,878
RadioShack Corporation †	5,381	178,326
Sears Holdings Corporation *	3,864	654,948
Sherwin-Williams Company (The)	4,841	321,781
Staples, Inc.	32,067	760,950
TJX Companies., Inc.	20,299	558,223
Target Corporation	38,669	2,459,348
Tiffany & Company	6,286	333,535
Walgreen Company	45,220	1,968,879
Wal-Mart Stores, Inc.	109,926	5,288,540
		24,474,718
Telephone Systems—2.9%
Alltel Corporation	15,779	1,065,871
AT&T, Inc.	279,069	11,581,364
CenturyTel, Inc.	5,012	245,839
Citizens Communications Company †	14,413	220,087
Embarq Corporation	6,503	412,095
Qwest Communications International, Inc. *†	68,054	660,124
Sprint Nextel Corporation	130,646	2,705,679
Verizon Communications, Inc.	131,219	5,402,286
Windstream Corporation	19,512	287,997
		22,581,342
Textiles, Clothing & Fabrics—0.2%
Coach, Inc. *	16,947	803,118
Jones Apparel Group, Inc.	5,028	142,041
Liz Claiborne, Inc.	4,454	166,134
Polo Ralph Lauren Corporation	2,737	268,527
VF Corporation	3,825	350,294
		1,730,114
Transportation—1.2%
Brunswick Corporation	4,421	144,257
Burlington Northern Santa Fe Corporation	16,462	1,401,575
CSX Corporation	19,296	869,864
Carnival Corporation	19,796	965,451
CH Robinson Worldwide, Inc.	7,757	407,398
Norfolk Southern Corporation	18,206	957,089

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Union Pacific Corporation	11,972	$1,378,576
United Parcel Service, Inc. Class B	48,074	3,509,402
		9,633,612
TOTAL COMMON STOCKS
(Cost $450,731,567)		603,831,137

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.637%	09/20/2007	**
(Cost $1,014,173)			$1,025,000	1,014,173

			Shares	Value
RIGHTS—0.0%
Computers & Information—0.0%
Seagate Technology, Inc.		*d
(Cost $—)			10,600	—

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—21.4%
Banking—15.1%
Alliance & Leicester PLC, 144A
5.250%	09/14/2007	***	$30,000,000	29,667,500
ANZ National International, Ltd. (United Kingdom)
5.235%	09/19/2007		30,000,000	29,646,638
CBA (Delaware) Finance, Inc.
5.245%	09/17/2007		30,000,000	29,654,704
Dexia Delaware LLC
5.240%	09/17/2007		30,000,000	29,655,033
				118,623,875
Financial Services—6.3%
Bavaria Universal Funding, 144A
5.270%	09/18/2007	***	25,000,000	24,707,222
Versailles CDS LLC, 144A
5.265%	09/19/2007	***	25,000,000	24,703,844
				49,411,066
TOTAL COMMERCIAL PAPER
(Cost $168,034,941)				168,034,941

CASH EQUIVALENTS—2.8%
Institutional Money Market Funds—0.0%
Reserve Primary Money Market Fund
5.230%	07/02/2007	††	338,613	338,613
Bank & Certificate Deposits/ Offshore Time Deposits—2.5%
Abbey National PLC
5.280%	07/05/2007	††	253,960	253,960
BancoBilbao Vizcaya Argentaria SA
5.300%	08/10/2007	††	169,307	169,307
Bank of Montreal
5.310%	08/14/2007	††	169,307	169,307

Coupon Rate	Maturity Date		Face	Value
Bank of Montreal
5.290%	07/02/2007	††	$338,613	$338,613
Bank of Montreal
5.280%	07/03/2007	††	338,613	338,613
Bank of Nova Scotia
5.290%	07/11/2007	††	423,266	423,266
Bank of Nova Scotia
5.280%	07/09/2007	††	253,960	253,960
Barclays
5.320%	09/04/2007	††	169,307	169,307
Barton Capital LLC
5.310%	07/12/2007	††	253,960	253,960
BNP Paribas
5.350%	07/02/2007	††	507,920	507,920
CAFCO Funding LLC
5.310%	07/16/2007	††	169,306	169,306
Calyon
5.380%	07/02/2007	††	507,920	507,920
Canadian Imperial Bank of Commerce
5.300%	07/30/2007	††	846,533	846,533
Clipper Receivables Corp
5.310%	07/10/2007	††	507,920	507,920
CRC Funding LLC
5.310%	07/16/2007	††	253,960	253,960
Credit Suisse First Boston Corporation
5.290%	07/13/2007	††	253,960	253,960
Credit Suisse First Boston Corporation
5.290%	07/18/2007	††	592,573	592,573
Den Danske Bank
5.280%	07/09/2007	††	338,613	338,613
Falcon Asset Securitization Corporation
5.310%	07/17/2007	††	118,515	118,515
First Tennessee Bank
5.300%	07/18/2007	††	169,306	169,306
Fortis Bank
5.300%	07/20/2007	††	423,266	423,266
Greyhawk Funding
5.290%	07/02/2007	††	169,306	169,306
Jupiter Securitization Corporation
5.320%	07/26/2007	††	253,960	253,960
Lexington Parker Capital Company
5.290%	07/03/2007	††	169,306	169,306
Liberty Street Funding Corporation
5.330%	07/31/2007	††	118,515	118,515
Liberty Street Funding Corporation
5.290%	07/18/2007	††	338,613	338,613
Liberty Street Funding Corporation
5.280%	07/02/2007	††	338,613	338,613
Lloyds TSB Bank
5.280%	07/17/2007	††	169,306	169,306
Merrill Lynch & Company
5.340%	07/02/2007	††	3,047,517	3,047,517
Morgan Stanley & Company
5.370%	07/02/2007	††	1,777,718	1,777,718
National Australia Bank
5.320%	07/02/2007	††	507,920	507,920
Old Line Funding LCC
5.320%	07/12/2007	††	169,306	169,306
Paradigm Funding LLC
5.310%	07/16/2007	††	169,306	169,306
Paradigm Funding LLC
5.300%	07/10/2007	††	843,056	843,056
Park Avenue Receivables Corp
5.300%	07/09/2007	††	843,056	843,056
Rabobank Nederland
5.330%	07/02/2007	††	507,920	507,920
Rabobank Nederland
5.280%	07/05/2007	††	423,266	423,266

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Ranger Funding Corporation
5.330%	08/02/2007	††	$423,266	$423,266
Royal Bank of Scotland
5.270%	07/11/2007	††	338,613	338,613
Sheffield Receivables Corporation
5.290%	07/06/2007	††	84,653	84,653
Skandinaviska Enskilda Banken AB
5.290%	07/19/2007	††	423,266	423,266
Svenska Handlesbanken
5.300%	07/02/2007	††	700,391	700,391
Wells Fargo
5.280%	07/12/2007	††	423,266	423,266
Wells Fargo
5.260%	07/02/2007	††	169,306	169,306
				19,469,530
Floating Rate Instruments/Master Notes—0.3%
Bank of America
5.310%	07/10/2007	††	423,266	423,266
Bank of America
5.300%	09/17/2007	††	846,533	846,533
Bank of America
5.270%	07/16/2007	††	253,960	253,960
Bank of America
5.270%	08/17/2007	††	423,266	423,266
				1,947,025
TOTAL CASH EQUIVALENTS
(Cost $21,755,168)				21,755,168
TOTAL INVESTMENTS—101.3%
(Cost $641,535,849)				794,635,419
Other assets less liabilities—(1.3%)				(10,347,528)
NET ASSETS—100.0%				$784,287,891

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

***	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 9.95% of Total Investments.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 06/30/2007.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—94.1%
Aerospace & Defense—1.2%
Honeywell International, Inc.	378,000	$21,273,840
Airlines—1.2%
FedEx Corporation	190,000	21,084,300
Automotive—2.2%
Ford Motor Company †	200,000	1,884,000
General Motors Corporation †	804,000	30,391,200
Genuine Parts Company	90,552	4,491,379
		36,766,579
Banking—8.6%
American Express Company	205,700	12,584,726
Bank of America Corporation	390,492	19,091,154
Capital One Financial Corporation	132,000	10,354,080
Citigroup, Inc.	385,669	19,780,963
Fannie Mae	40,806	2,665,856
Fifth Third Bancorp	75,000	2,982,750
JPMorgan Chase & Company	250,000	12,112,500
Keycorp †	100,000	3,433,000
Mellon Financial Corporation	150,000	6,600,000
National City Corporation †	85,000	2,832,200
SLM Corporation	248,800	14,325,904
State Street Corporation †	110,000	7,524,000
SunTrust Banks, Inc.	40,000	3,429,600
U.S. Bancorp	175,000	5,766,250
Wachovia Corporation	166,004	8,507,705
Washington Mutual, Inc. †	151,845	6,474,671
Wells Fargo & Company	233,000	8,194,610
		146,659,969
Beverages, Food & Tobacco—4.9%
Altria Group, Inc.	186,300	13,067,082
Anheuser-Busch Companies, Inc.	125,000	6,520,000
Archer-Daniels-Midland Company	50,000	1,654,500
Campbell Soup Company	99,712	3,869,823
Coca-Cola Company (The)	120,000	6,277,200
General Mills, Inc.	80,022	4,674,885
Hershey Company (The)	80,000	4,049,600
HJ Heinz Company	121,000	5,743,870
Imperial Tobacco Group PLC (United Kingdom)	168,300	15,522,309
Kraft Foods, Inc. Class A	336,824	11,873,046
McCormick & Company, Inc.	75,000	2,863,500
UST, Inc.	153,337	8,235,730
		84,351,545
Building Materials—2.5%
Cemex SAB de CV (Mexico) *	749,107	27,642,048
Home Depot, Inc.	381,600	15,015,960
		42,658,008
Chemicals—1.6%
Avery Dennison Corporation	85,000	5,650,800
Dow Chemical Company (The)	39,771	1,758,674
EI Du Pont de Nemours & Company	306,446	15,579,715
International Flavors & Fragrances, Inc.	70,000	3,649,800
		26,638,989
Commercial Services—0.4%
H&R Block, Inc. †	125,000	2,921,250
Waste Management, Inc.	100,000	3,905,000
		6,826,250
Communications—3.6%
Koninklijke (Royal) Philips Electronics NV NY Shares (Netherlands)	660,000	$27,931,200
L-3 Communications Holdings, Inc.	79,300	7,723,027
Motorola, Inc.	110,000	1,947,000
Nokia Corporation Sponsored ADR (Finland)	629,000	17,681,190
Sony Corporation ADR (Japan)	125,000	6,421,250
		61,703,667
Computer Software & Processing—0.5%
Microsoft Corporation	200,000	5,894,000
Yahoo!, Inc. *	130,000	3,526,900
		9,420,900
Computers & Information—5.0%
3M Company †	155,300	13,478,487
Dell, Inc. *	2,135,500	60,968,525
International Business Machines Corporation	60,000	6,315,000
Pitney Bowes, Inc.	117,700	5,510,714
		86,272,726
Cosmetics & Personal Care—0.8%
Avon Products, Inc.	100,000	3,675,000
Colgate-Palmolive Company	80,000	5,188,000
Procter & Gamble Company	85,000	5,201,150
		14,064,150
Electric Utilities—2.5%
Ameren Corporation	50,000	2,450,500
Dominion Resources, Inc.	86,200	7,439,922
Duke Energy Corporation	594,024	10,870,639
Entergy Corporation	105,200	11,293,220
FirstEnergy Corporation	50,000	3,236,500
NiSource, Inc.	130,000	2,692,300
Progress Energy, Inc.	100,000	4,559,000
		42,542,081
Electrical Equipment—1.7%
Cooper Industries Ltd. Class A (Bermuda)	120,000	6,850,800
Emerson Electric Company	206,800	9,678,240
General Electric Company	350,000	13,398,000
		29,927,040
Electronics—1.3%
Analog Devices, Inc.	125,000	4,705,000
Eastman Kodak Company †	135,741	3,777,672
Intel Corporation	175,000	4,158,000
Raytheon Company	100,000	5,389,000
Texas Instruments, Inc.	125,000	4,703,750
		22,733,422
Entertainment & Leisure—4.3%
Discovery Holding Company Class A *	1,209,800	27,813,302
Mattel, Inc.	175,000	4,425,750
Time Warner, Inc.	250,000	5,260,000
Walt Disney Company	1,054,000	35,983,560
		73,482,612
Financial Services—1.1%
Bear Stearns Companies, Inc. (The)	39,800	5,572,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Charles Schwab Corporation (The)	250,000	$5,130,000
Legg Mason, Inc.	10,000	983,800
Morgan Stanley	75,000	6,291,000
		17,976,800
Forest Products & Paper—0.7%
International Paper Company	175,000	6,833,750
Kimberly-Clark Corporation	45,259	3,027,374
MeadWestvaco Corporation	75,000	2,649,000
		12,510,124
Heavy Machinery—1.6%
Applied Materials, Inc. †	200,000	3,974,000
Ingersoll-Rand Company Class A (Bermuda)	50,000	2,741,000
Pall Corporation	100,000	4,599,000
Stanley Works (The) †	263,000	15,964,100
		27,278,100
Home Construction, Furnishings & Appliances—0.7%
DR Horton, Inc.	60,000	1,195,800
Masco Corporation	160,000	4,555,200
Newell Rubbermaid, Inc.	185,000	5,444,550
		11,195,550
Household Products—1.3%
Fortune Brands, Inc. †	50,000	4,118,500
Illinois Tool Works, Inc.	325,800	17,655,102
		21,773,602
Insurance—9.0%
Allstate Corporation (The)	117,000	7,196,670
American International Group, Inc.	306,914	21,493,187
AON Corporation †	766,000	32,639,260
Fairfax Financial Holdings Ltd. (Canada) †	110,000	21,083,700
Hartford Financial Services Group, Inc.	106,500	10,491,315
Lincoln National Corporation	49,690	3,525,505
MGIC Investment Corporation †	125,300	7,124,558
Marsh & McLennan Companies, Inc.	140,000	4,323,200
Progressive Corporation (The)	125,000	2,991,250
Travelers Cos., Inc. (The)	183,806	9,833,621
UnitedHealth Group, Inc.	290,400	14,851,056
UnumProvident Corporation	105,000	2,741,550
WellPoint, Inc. *	194,200	15,502,986
		153,797,858
Media—Broadcasting & Publishing—7.2%
CBS Corporation Class B	70,000	2,332,400
Comcast Corporation Special Class A *	442,500	12,372,300
DIRECTV Group (The), Inc. *	1,099,000	25,397,890
Dow Jones & Company, Inc.	98,000	5,630,100
Gannett Company, Inc.	189,800	10,429,510
Liberty Media Corporation Interactive Class A *	1,193,250	26,645,272
Liberty Media Holdings Corporation Capital Class A *	258,050	30,367,324
New York Times Company Class A †	160,000	4,064,000
Tribune Company	68,433	2,011,930
Viacom, Inc. Class B *	70,000	2,914,100
		$122,164,826
Medical Supplies—1.4%
Baxter International, Inc.	299,300	16,862,562
Boston Scientific Corporation *	175,000	2,684,500
Johnson & Johnson	85,000	5,237,700
		24,784,762
Metals—0.3%
Alcoa, Inc.	125,000	5,066,250
Oil & Gas—10.4%
BP Amoco PLC ADR (United Kingdom)	72,798	5,251,648
Baker Hughes, Inc.	75,000	6,309,750
BJ Services Company	125,000	3,555,000
Chesapeake Energy Corporation †	851,000	29,444,600
Chevron Corporation	139,758	11,773,214
ConocoPhillips	217,900	17,105,150
Exxon Mobil Corporation	124,760	10,464,869
Hess Corporation	225,000	13,266,000
Marathon Oil Corporation	282,600	16,944,696
Murphy Oil Corporation	40,000	2,377,600
Occidental Petroleum Corporation	291,200	16,854,656
Pioneer Natural Resources Company	527,000	25,670,170
Royal Dutch Shell PLC Class A ADR (United Kingdom)	70,781	5,747,417
Spectra Energy Corp.	477,412	12,393,616
		177,158,386
Pharmaceuticals—5.0%
Abbott Laboratories	75,000	4,016,250
Amgen, Inc. *	75,000	4,146,750
Bristol-Myers Squibb Company	605,100	19,096,956
Eli Lilly & Company	100,000	5,588,000
Merck & Company, Inc.	175,000	8,715,000
Pfizer, Inc.	803,200	20,537,824
Schering-Plough Corporation	231,600	7,049,904
Wyeth	273,400	15,676,756
		84,827,440
Restaurants—2.0%
Yum! Brands, Inc.	1,034,000	33,832,480
Retailers—1.5%
Bed Bath & Beyond, Inc. *	50,000	1,799,500
Dollar General Corporation	394,800	8,654,016
JC Penney Company, Inc.	79,000	5,718,020
Office Depot, Inc. *	171,400	5,193,420
Wal-Mart Stores, Inc.	75,000	3,608,250
		24,973,206
Telephone Systems—7.1%
Alltel Corporation	80,000	5,404,000
AT&T, Inc.	536,342	22,258,194
Level 3 Communications, Inc. †*	4,786,000	27,998,100
Qwest Communications International, Inc. †*	600,000	5,820,000
Sprint Nextel Corporation	1,711,000	35,434,810
Verizon Communications, Inc.	546,741	22,509,327
Windstream Corporation	82,714	1,220,859
		120,645,290
Transportation—2.5%
Burlington Northern Santa Fe Corporation	147,300	12,541,122
Carnival Corporation †	275,000	13,411,750
Norfolk Southern Corporation	84,540	4,444,268

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENT—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Union Pacific Corporation	70,997	$8,175,305
United Parcel Service, Inc. Class B	50,000	3,650,000
		42,222,445
TOTAL COMMON STOCKS
(Cost $1,173,827,437)		1,606,613,197

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—1.8%
Banking—0.5%
Ciesco LLC, 144A
5.270%	07/24/2007	**	$4,000,000	3,985,947
Park Avenue Receivables Corp., 144A
5.280%	07/24/2007	**	4,700,000	4,683,456
				8,669,403
Financial Services—1.3%
Atlantic Asset Securities Corp., 144A
5.280%	08/02/2007	**	5,600,000	5,572,896
Atlantic Asset Securities Corp., 144A
5.250%	08/07/2007	**	4,500,000	4,475,063
Chariot Funding LLC, 144A
5.280%	07/16/2007	**	2,700,000	2,693,664
Ranger Funding Co. LLC, 144A
5.260%	07/17/2007	**	8,700,000	8,678,390
				21,420,013
TOTAL COMMERCIAL PAPER
(Cost $30,089,416)				30,089,416

CASH EQUIVALENTS—8.4%
Institutional Money Market Funds—0.1%
Reserve Primary Money Market Fund
5.230%	07/02/2007	††	2,231,563	2,231,563
Bank & Certificate Deposits/ Offshore Time Deposits—7.5%
Abbey National PLC
5.280%	07/05/2007	††	1,673,671	1,673,671
BancoBilbao Vizcaya Argentaria SA
5.300%	08/10/2007	††	1,115,782	1,115,782
Bank of Montreal
5.310%	08/14/2007	††	1,115,782	1,115,782
Bank of Montreal
5.290%	07/02/2007	††	2,231,563	2,231,563
Bank of Montreal
5.280%	07/03/2007	††	2,231,563	2,231,563
Bank of Nova Scotia
5.290%	07/11/2007	††	2,789,454	2,789,454
Bank of Nova Scotia
5.280%	07/09/2007	††	1,673,672	1,673,672
Barclays
5.320%	09/04/2007	††	1,115,782	1,115,782
Barton Capital LLC
5.310%	07/12/2007	††	1,673,672	1,673,672
BNP Paribas
5.350%	07/02/2007	††	3,347,345	3,347,345
CAFCO Funding LLC
5.310%	07/16/2007	††	1,115,782	1,115,782
Calyon
5.380%	07/02/2007	††	3,347,345	3,347,345

Coupon Rate	Maturity Date		Face	Value
Canadian Imperial Bank of Commerce
5.300%	07/30/2007	††	$5,578,907	$5,578,907
Clipper Receivables Corp
5.310%	07/10/2007	††	3,347,345	3,347,345
CRC Funding LLC
5.310%	07/16/2007	††	1,673,672	1,673,672
Credit Suisse First Boston Corporation
5.290%	07/13/2007	††	1,673,672	1,673,672
Credit Suisse First Boston Corporation
5.290%	07/18/2007	††	3,905,236	3,905,236
Den Danske Bank
5.280%	07/09/2007	††	2,231,563	2,231,563
Falcon Asset Securitization Corporation
5.310%	07/17/2007	††	781,048	781,048
First Tennessee Bank
5.300%	07/18/2007	††	1,115,780	1,115,780
Fortis Bank
5.300%	07/20/2007	††	2,789,453	2,789,453
Greyhawk Funding
5.290%	07/02/2007	††	1,115,782	1,115,782
Jupiter Securitization Corporation
5.320%	07/26/2007	††	1,673,672	1,673,672
Lexington Parker Capital Company
5.290%	07/03/2007	††	1,115,782	1,115,782
Liberty Street Funding Corporation
5.330%	07/31/2007	††	781,048	781,048
Liberty Street Funding Corporation
5.290%	07/18/2007	††	2,231,563	2,231,563
Liberty Street Funding Corporation
5.280%	07/02/2007	††	2,231,563	2,231,563
Lloyds TSB Bank
5.280%	07/17/2007	††	1,115,782	1,115,782
Merrill Lynch & Company
5.340%	07/02/2007	††	20,084,068	20,084,068
Morgan Stanley & Company
5.370%	07/02/2007	††	11,715,706	11,715,706
National Australia Bank
5.320%	07/02/2007	††	3,347,344	3,347,344
Old Line Funding LCC
5.320%	07/12/2007	††	1,115,782	1,115,782
Paradigm Funding LLC
5.310%	07/16/2007	††	1,115,782	1,115,782
Paradigm Funding LLC
5.300%	07/10/2007	††	5,555,997	5,555,997
Park Avenue Receivables Corp
5.300%	07/09/2007	††	5,555,997	5,555,997
Rabobank Nederland
5.330%	07/02/2007	††	3,347,344	3,347,344
Rabobank Nederland
5.280%	07/05/2007	††	2,789,454	2,789,454
Ranger Funding Corporation
5.330%	08/02/2007	††	2,789,454	2,789,454
Royal Bank of Scotland
5.270%	07/11/2007	††	2,231,563	2,231,563
Sheffield Receivables Corporation
5.290%	07/06/2007	††	557,891	557,891
Skandinaviska Enskilda Banken AB
5.290%	07/19/2007	††	2,789,454	2,789,453
Svenska Handlesbanken
5.300%	07/02/2007	††	4,615,793	4,615,792
Wells Fargo
5.280%	07/12/2007	††	2,789,454	2,789,454
Wells Fargo
5.260%	07/02/2007	††	1,115,782	1,115,782
				128,310,144

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint
Equity Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Floating Rate Instruments/Master Notes—0.8%
Bank of America
5.310%	07/10/2007	††	$2,789,454	$2,789,454
Bank of America
5.300%	09/17/2007	††	5,578,907	5,578,907
Bank of America
5.270%	07/16/2007	††	1,673,672	1,673,672
Bank of America
5.270%	08/17/2007	††	2,789,454	2,789,454
				12,831,487
TOTAL CASH EQUIVALENTS
(Cost $143,373,194)				143,373,194

REPURCHASE AGREEMENTS—4.2%
Investors Bank & Trust Company Repurchase Agreement, dated 06/29/07, due 07/02/07, with a maturity value of $72,699,853 and an effective yield of 4.65% collateralized by U.S. Government Agency Obligations with rates ranging from 4.186% to 8.290%, maturity dates ranging from 12/25/2028 to 07/01/2034 and an aggregate market value of $76,305,277.			72,671,692	72,671,692
TOTAL INVESTMENTS—108.5%
(Cost $1,419,961,739)				1,852,747,499
Other assets less liabilities—(8.5%)				(144,912,422)
NET ASSETS—100.0%				$1,707,835,077

Notes to the Schedule of Investments:

ADR	American Depositary Receipt

†	Denotes all or a portion of security on loan.

*	Non-income producing security.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.62% of Total Investments.

††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint
Growth & Income Fund

	Shares	Value
COMMON STOCKS—97.6%
Advertising—0.5%
Getty Images, Inc. *	38,100	$1,821,561
Monster Worldwide, Inc. *	50,600	2,079,660
Omnicom Group	44,000	2,328,480
		6,229,701
Aerospace & Defense—2.3%
Goodrich Corporation	82,700	4,925,612
Boeing Company (The)	11,000	1,057,760
General Dynamics Corporation	183,700	14,369,014
Textron, Inc.	28,400	3,127,124
United Technologies Corporation	91,400	6,483,002
		29,962,512
Airlines—0.3%
AMR Corporation *	68,600	1,807,610
FedEx Corporation	7,300	810,081
Southwest Airlines Company	57,800	861,798
		3,479,489
Apparel Retailers—0.9%
Gap (The), Inc.	185,900	3,550,690
Kohl’s Corporation *	96,800	6,875,704
Urban Outfitters, Inc. *	26,100	627,183
		11,053,577
Automotive—0.3%
Ford Motor Company †	291,900	2,749,698
General Motors Corporation	37,000	1,398,600
		4,148,298
Banking—11.2%
American Express Company	101,600	6,215,888
AmeriCredit Corporation *†	38,300	1,016,865
Bank of America Corporation	322,800	15,781,692
Bank of New York Company, Inc. (The)	133,500	5,532,240
Capital One Financial Corporation	25,400	1,992,376
Citigroup, Inc.	421,250	21,605,913
Commerce Bancorp, Inc. †	18,600	688,014
Deutsche Boerse AG (Germany)	2,774	313,709
Fannie Mae	53,500	3,495,155
Fifth Third Bancorp	46,600	1,853,282
Freddie Mac	34,500	2,094,150
Hudson City Bancorp, Inc.	170,000	2,077,400
IndyMac Bancorp, Inc. †	17,100	498,807
JPMorgan Chase & Company	358,736	17,380,759
Mellon Financial Corporation	53,400	2,349,600
Northern Trust Corporation	58,400	3,751,616
PNC Financial Services Group, Inc.	55,600	3,979,848
SLM Corporation	87,700	5,049,766
State Street Corporation †	169,200	11,573,280
SunTrust Banks, Inc.	12,800	1,097,472
U.S. Bancorp	164,100	5,407,095
Wachovia Corporation	221,480	11,350,850
Washington Mutual, Inc. †	166,100	7,082,504
Wells Fargo & Company	323,900	11,391,563
		143,579,844
Beverages, Food & Tobacco—4.5%
Altria Group, Inc.	159,903	11,215,596
Anheuser-Busch Companies, Inc.	13,284	692,893
Campbell Soup Company	20,700	803,367
Coca-Cola Company (The)	39,000	2,040,090
Kellogg Company	83,600	4,329,644
Kraft Foods, Inc. Class A	123,282	$4,345,691
Pepsico, Inc.	208,600	13,527,710
Sara Lee Corporation	214,300	3,728,820
Supervalu, Inc.	108,400	5,021,088
Sysco Corporation	88,800	2,929,512
Tyson Foods, Inc. Class A	302,500	6,969,600
Unilever NV (Netherlands)	67,100	2,081,442
		57,685,453
Building Materials—0.9%
Home Depot, Inc.	113,900	4,481,965
Lowe’s Companies, Inc.	245,700	7,540,533
		12,022,498
Chemicals—2.1%
Agrium, Inc. (Canada)	116,400	5,092,500
Dow Chemical Company (The)	117,000	5,173,740
EI Du Pont de Nemours & Company	165,700	8,424,188
Huntsman Corporation	5,500	133,705
Methanex Corporation (Canada) †	32,300	812,022
Monsanto Company	59,900	4,045,646
Potash Corporation of Saskatchewan, Inc. (Canada)	35,700	2,783,529
		26,465,330
Coal—0.1%
Arch Coal, Inc. †	44,000	1,531,200
Commercial Services—0.7%
Accenture Ltd. Class A (Bermuda)	21,500	922,135
Fluor Corporation	48,600	5,412,582
Paychex, Inc.	49,800	1,948,176
Siemens AG Sponsored ADR (Germany) †	9,000	1,287,540
		9,570,433
Communications—2.1%
American Tower Corporation Class A *	168,500	7,077,000
Nokia Corporation Sponsored ADR (Finland)	362,800	10,198,308
Qualcomm, Inc.	164,000	7,115,960
Telefonaktiebolaget LM Ericsson ADR (Sweden)	62,000	2,473,180
		26,864,448
Computer Software & Processing—6.3%
Adobe Systems, Inc. *	57,800	2,320,670
Affiliated Computer Services, Inc. Class A *	13,500	765,720
Alliance Data Systems Corporation *	9,000	695,520
Autodesk, Inc. *	83,400	3,926,472
Automatic Data Processing, Inc.	114,700	5,559,509
Cerner Corporation *†	12,500	693,375
Electronic Arts, Inc. *	47,200	2,233,504
Google, Inc. Class A *	37,100	19,417,398
Intuit, Inc. *	37,000	1,112,960
Juniper Networks, Inc. *†	181,400	4,565,838
Microsoft Corporation	756,300	22,288,161
NAVTEQ Corporation *†	16,000	677,440
Oracle Corporation *	172,400	3,398,004
SAP AG ADR (Germany) †	55,000	2,808,850
Sun Microsystems, Inc. *	1,071,800	5,637,668
Symantec Corporation *	41,900	846,380
Yahoo!, Inc. *	146,800	3,982,684
		80,930,153

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint
Growth & Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Computers & Information—3.6%
Apple Computer, Inc. *	54,400	$6,638,976
Brocade Communications Systems, Inc.	275,800	2,156,756
Dell, Inc. *	178,100	5,084,755
EMC Corporation *	432,400	7,826,440
Hewlett-Packard Company	154,100	6,875,942
International Game Technology	45,100	1,790,470
Jabil Circuit, Inc.	85,800	1,893,606
Pitney Bowes, Inc.	97,800	4,578,996
SanDisk Corporation *	121,600	5,951,104
Seagate Technology (Cayman Islands)	175,200	3,814,104
		46,611,149
Cosmetics & Personal Care—0.9%
Avon Products, Inc.	50,534	1,857,125
Colgate-Palmolive Company	59,700	3,871,545
Procter & Gamble Company	85,875	5,254,691
		10,983,361
Electric Utilities—1.8%
AES Corporation (The) *	82,800	1,811,664
Allegheny Energy, Inc. *	16,400	848,536
Edison International	41,900	2,351,428
Entergy Corporation	41,900	4,497,965
Exelon Corporation	85,200	6,185,520
FPL Group, Inc.	82,200	4,664,028
SCANA Corporation	70,100	2,684,129
		23,043,270
Electrical Equipment—3.3%
Cooper Industries Ltd. Class A (Bermuda)	23,000	1,313,070
Emerson Electric Company	27,400	1,282,320
General Electric Company	1,045,100	40,006,428
		42,601,818
Electronics—5.3%
ASM Lithography Holdings NV New York Registered Shares (Netherlands) *†	66,000	1,811,700
Altera Corporation *	135,700	3,003,041
Analog Devices, Inc.	79,100	2,977,324
Cisco Systems, Inc. *	822,150	22,896,878
Flextronics International Ltd. (Singapore) *	171,400	1,851,120
Intel Corporation	520,300	12,362,328
Linear Technology Corporation †	36,000	1,302,480
Marvell Technology Group Ltd. (Bermuda) *	205,700	3,745,797
Maxim Integrated Products, Inc.	91,300	3,050,333
Qimonda AG, ADR (Germany) *†	36,300	560,835
Rockwell Collins, Inc.	21,000	1,483,440
Silicon Laboratories, Inc. *	22,000	761,420
Teledyne Technologies, Inc. *	53,100	2,439,945
Texas Instruments, Inc.	95,100	3,578,613
Xilinx, Inc. †	250,400	6,703,208
		68,528,462
Entertainment & Leisure—0.9%
Time Warner, Inc.	342,200	7,199,888
Walt Disney Company	114,100	3,895,374
		11,095,262
Environmental—1.1%
Agilent Technologies, Inc. *	19,472	$748,504
Danaher Corporation †	175,900	13,280,450
		14,028,954
Financial Services—5.2%
Ameriprise Financial, Inc.	30,500	1,938,885
Berkshire Hathaway, Inc. Class A *	22	2,408,450
Charles Schwab Corporation (The)	199,300	4,089,636
Chicago Mercantile Exchange †	3,200	1,709,952
Countrywide Financial Corporation †	63,700	2,315,495
E*Trade Financial Corporation *	109,200	2,412,228
Franklin Resources, Inc.	54,100	7,166,627
Goldman Sachs Group, Inc.	62,400	13,525,200
Interactive Brokers Group, Inc. Class A	9,400	255,022
IntercontinentalExchange, Inc. *	7,800	1,153,230
Legg Mason, Inc.	37,500	3,689,250
Lehman Brothers Holdings, Inc.	30,900	2,302,668
Merrill Lynch & Company, Inc.	41,300	3,451,854
Morgan Stanley	70,100	5,879,988
Nuveen Investments, Inc. Class A	55,400	3,443,110
UBS AG (Switzerland)	90,100	5,374,509
UBS AG (Switzerland)	93,400	5,604,934
		66,721,038
Food Retailers—0.8%
Kroger Company (The)	142,100	3,997,273
Safeway, Inc.	121,100	4,121,033
Starbucks Corporation *	70,000	1,836,800
		9,955,106
Forest Products & Paper—0.4%
Kimberly-Clark Corporation	44,500	2,976,605
Smurfit-Stone Container Corporation *	164,500	2,189,495
		5,166,100
Health Care Providers—0.5%
DaVita, Inc. *	41,500	2,236,020
Express Scripts, Inc. *	56,400	2,820,564
Laboratory Corporation of America Holdings *†	18,100	1,416,506
		6,473,090
Heavy Construction—0.3%
Foster Wheeler Ltd. (Bermuda) *	19,200	2,054,208
Lennar Corporation Class A	21,600	789,696
McDermott International, Inc. *	15,500	1,288,360
		4,132,264
Heavy Machinery—2.4%
American Standard Companies, Inc.	156,400	9,224,472
Applied Materials, Inc.	308,900	6,137,843
Deere & Company	42,800	5,167,672
Joy Global, Inc.	19,700	1,149,101
Lam Research Corporation *	19,000	976,600
Parker Hannifin Corporation	3,100	303,521
Smith International, Inc.	124,100	7,277,224
		30,236,433
Home Construction, Furnishings & Appliances—0.5%
Harman International Industries, Inc.	31,000	3,620,800
Jarden Corporation *†	18,100	778,481

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint
Growth & Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Johnson Controls, Inc.	13,700	$1,586,049
Leggett & Platt, Inc. †	47,500	1,047,375
		7,032,705
Household Products—0.5%
Fortune Brands, Inc. †	900	74,133
Illinois Tool Works, Inc.	103,100	5,586,989
Rohm & Haas Company †	6,700	366,356
		6,027,478
Insurance—6.0%
ACE Ltd. (Cayman Islands)	94,300	5,895,636
Aflac, Inc.	21,800	1,120,520
Aetna, Inc.	165,900	8,195,460
Allstate Corporation (The)	63,700	3,918,187
AMBAC Financial Group, Inc.	9,500	828,305
American International Group, Inc.	279,200	19,552,376
Chubb Corporation	112,500	6,090,750
Hartford Financial Services Group, Inc.	17,100	1,684,521
Humana, Inc. *	27,400	1,668,934
MBIA, Inc.	12,700	790,194
Marsh & McLennan Companies, Inc.	100,200	3,094,176
Progressive Corporation (The)	45,700	1,093,601
Prudential Financial, Inc.	49,700	4,832,331
RenaissanceRe Holdings Ltd. (Bermuda)	16,600	1,029,034
UnitedHealth Group, Inc.	134,400	6,873,216
WellPoint, Inc. *	111,400	8,893,062
XL Capital Ltd. Class A (Cayman Islands)	25,000	2,107,250
		77,667,553
Lodging—0.8%
Las Vegas Sands Corporation *†	37,800	2,887,542
MGM MIRAGE *	14,400	1,187,712
Marriott International, Inc. Class A	63,800	2,758,712
Starwood Hotels & Resorts Worldwide, Inc.	13,800	925,566
Wynn Resorts Ltd. †	28,000	2,511,320
		10,270,852
Media—Broadcasting & Publishing—1.0%
Cablevision Systems Corporation Class A	19,281	697,779
CBS Corporation Class B	66,300	2,209,116
Citadel Broadcasting Corporation †	8,762	56,515
Comcast Corporation Class A *	167,850	4,719,942
Grupo Televisa SA ADR (Mexico)	50,100	1,383,261
Time Warner Cable, Inc. Class A *	27,100	1,061,507
Viacom, Inc. Class B *	62,600	2,606,038
		12,734,158
Medical Supplies—3.0%
Alcon, Inc. (Switzerland)	9,400	1,268,154
Allergan, Inc.	103,500	5,965,740
Baxter International, Inc.	212,500	11,972,250
Kla-Tencor Corporation †	96,000	5,275,200
Kyphon, Inc. *	2,200	105,930
Medtronic, Inc.	140,600	7,291,516
St. Jude Medical, Inc. *†	77,400	3,211,326
Stryker Corporation	52,300	3,299,607
Thermo Fisher Scientific, Inc. *	12,900	667,188
		39,056,911
Metals—1.5%
Alcoa, Inc.	105,600	$4,279,968
Barrick Gold Corporation (Canada)	45,800	1,331,406
Cameco Corporation (Canada) †	74,900	3,800,426
Corning, Inc. *	361,700	9,241,435
Newmont Mining Corporation	23,000	898,380
		19,551,615
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc.	15,300	1,267,146
Oil & Gas—8.2%
Anadarko Petroleum Corporation	17,200	894,228
Baker Hughes, Inc.	101,300	8,522,369
BJ Services Company	77,800	2,212,632
Chevron Corporation	105,472	8,884,961
ConocoPhillips	89,900	7,057,150
EOG Resources, Inc.	29,600	2,162,576
Exxon Mobil Corporation	260,600	21,859,128
GlobalSantaFe Corporation	52,000	3,757,000
MDU Resources Group, Inc.	34,800	975,792
Murphy Oil Corporation	34,900	2,074,456
Newfield Exploration Company *	170,600	7,770,830
Royal Dutch Shell PLC Class A ADR (United Kingdom)	71,300	5,789,560
Royal Dutch Shell PLC Class B, ADR (United Kingdom)	21,356	1,780,023
Schlumberger Ltd. (Netherland Antilles)	195,500	16,605,770
Sunoco, Inc.	7,000	557,760
Total Fina SA ADR (France)	44,600	3,611,708
Transocean, Inc. (Cayman Islands) *	9,100	964,418
Weatherford International Ltd. (Bermuda) *	56,300	3,110,012
XTO Energy, Inc.	105,600	6,346,560
		104,936,933
Pharmaceuticals—6.9%
Abbott Laboratories	79,700	4,267,935
Amgen, Inc. *	1,200	66,348
AstraZeneca Group PLC ADR (United Kingdom)	123,500	6,604,780
Bristol-Myers Squibb Company	227,500	7,179,900
Cardinal Health, Inc.	28,700	2,027,368
Celgene Corporation *	55,300	3,170,349
Eli Lilly & Company	29,300	1,637,284
Forest Laboratories, Inc. *	140,800	6,427,520
Genentech, Inc. *	129,300	9,782,838
Gilead Sciences, Inc. *	166,000	6,435,820
ImClone Systems, Inc. *	62,700	2,217,072
Medco Health Solutions, Inc. *	42,200	3,291,178
Merck & Company, Inc.	50,700	2,524,860
Millennium Pharmaceuticals, Inc. *	116,100	1,227,177
Novartis AG (Switzerland)	36,700	2,055,060
Pfizer, Inc.	83,000	2,122,310
Roche Holding AG—Genusschein (Switzerland)	21,623	3,821,450
Sanofi-Aventis, ADR (France) †	80,300	3,233,681
Schering-Plough Corporation	72,500	2,206,900
Sepracor, Inc. *†	60,500	2,481,710
Teva Pharmaceutical Industries Ltd. ADR (Israel)	62,000	2,557,500
Wyeth	228,900	13,125,126
		88,464,166

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint
Growth & Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Real Estate—0.7%
Douglas Emmett, Inc. REIT	21,400	$529,436
General Growth Properties, Inc. REIT †	16,110	853,025
Host Hotels & Resorts Inc. REIT †	312,945	7,235,288
		8,617,749
Restaurants—0.5%
Cheesecake Factory (The) *†	20,600	505,112
McDonald’s Corporation	123,500	6,268,860
		6,773,972
Retailers—4.6%
Amazon.Com, Inc. *†	110,300	7,545,623
Bed Bath & Beyond, Inc. *†	52,600	1,893,074
Best Buy Company, Inc. †	60,700	2,832,869
CVS Caremark Corp.	464,386	16,926,870
Costco Wholesale Corporation	12,600	737,352
eBay, Inc. *	226,700	7,295,206
Macys, Inc.	95,700	3,806,946
Target Corporation	228,800	14,551,680
Wal-Mart Stores, Inc.	54,500	2,621,995
Williams-Sonoma, Inc. †	21,100	666,338
		58,877,953
Telephone Systems—3.6%
America Movil SA de CV ADR (Mexico)	102,100	6,323,053
AT&T, Inc.	507,306	21,053,199
Level 3 Communications, Inc. *†	302,800	1,771,380
MetroPCS Communications, Inc.	31,900	1,053,976
Rogers Communications, Inc. (Canada) †	97,100	4,125,779
Time Warner Telecom, Inc. Class A *	77,600	1,559,760
Verizon Communications, Inc.	250,900	10,329,553
		46,216,700
Textiles, Clothing & Fabrics—0.3%
Coach, Inc. *	52,500	2,487,975
Hanesbrands, Inc. *	68,537	1,852,555
		4,340,530
Transportation—0.7%
Carnival Corporation	12,700	619,379
Expeditors International Washington, Inc.	40,400	1,668,520
United Parcel Service, Inc. Class B	83,600	6,102,800
		8,390,699
TOTAL COMMON STOCKS
(Cost $978,921,240)		1,253,326,363

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—0.1%
Automotive—0.1%
Ford Motor Company
4.250%	12/15/2036
(Cost $923,649)			$918,000	1,154,385

COMMERCIAL PAPER—0.1%
Banking—0.1%
Ciesco LLC, 144A		**
5.270%	07/24/2007		$1,500,000	$1,494,730
Park Avenue Receivables Corp., 144A		**
5.310%	07/25/2007		600,000	597,787
TOTAL COMMERCIAL PAPER
(Cost $2,092,518)				2,092,517

CASH EQUIVALENTS—7.8%
Institutional Money Market Funds—0.1%
Reserve Primary Money Market Fund
5.230%	07/02/2007	††	1,554,092	1,554,092
Bank & Certificate Deposits/ Offshore Time Deposits—7.0%
Abbey National PLC
5.280%	07/05/2007	††	1,165,569	1,165,569
BancoBilbao Vizcaya Argentaria SA
5.300%	08/10/2007	††	777,047	777,047
Bank of Montreal
5.310%	08/14/2007	††	777,047	777,047
Bank of Montreal
5.290%	07/02/2007	††	1,554,092	1,554,092
Bank of Montreal
5.280%	07/03/2007	††	1,554,092	1,554,092
Bank of Nova Scotia
5.290%	07/11/2007	††	1,942,616	1,942,616
Bank of Nova Scotia
5.280%	07/09/2007	††	1,165,569	1,165,569
Barclays
5.320%	09/04/2007	††	777,046	777,046
Barton Capital LLC
5.310%	07/12/2007	††	1,165,569	1,165,569
BNP Paribas
5.350%	07/02/2007	††	2,331,138	2,331,138
CAFCO Funding LLC
5.310%	07/16/2007	††	777,046	777,046
Calyon
5.380%	07/02/2007	††	2,331,138	2,331,138
Canadian Imperial Bank of Commerce
5.300%	07/30/2007	††	3,885,230	3,885,230
Clipper Receivables Corp
5.310%	07/10/2007	††	2,331,138	2,331,138
CRC Funding LLC
5.310%	07/16/2007	††	1,165,569	1,165,569
Credit Suisse First Boston Corporation
5.290%	07/13/2007	††	1,165,569	1,165,569
Credit Suisse First Boston Corporation
5.290%	07/18/2007	††	2,719,661	2,719,661
Den Danske Bank
5.280%	07/09/2007	††	1,554,092	1,554,092
Falcon Asset Securitization Corporation
5.310%	07/17/2007	††	543,932	543,932
First Tennessee Bank
5.300%	07/18/2007	††	777,046	777,046
Fortis Bank
5.300%	07/20/2007	††	1,942,616	1,942,616
Greyhawk Funding
5.290%	07/02/2007	††	777,046	777,046

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint
Growth & Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Jupiter Securitization Corporation
5.320%	07/26/2007	††	$1,165,569	$1,165,569
Lexington Parker Capital Company
5.290%	07/03/2007	††	777,046	777,046
Liberty Street Funding Corporation
5.330%	07/31/2007	††	543,932	543,932
Liberty Street Funding Corporation
5.290%	07/18/2007	††	1,554,092	1,554,092
Liberty Street Funding Corporation
5.280%	07/02/2007	††	1,554,092	1,554,092
Lloyds TSB Bank
5.280%	07/17/2007	††	777,046	777,046
Merrill Lynch & Company
5.340%	07/02/2007	††	13,986,830	13,986,830
Morgan Stanley & Company
5.370%	07/02/2007	††	8,158,984	8,158,984
National Australia Bank
5.320%	07/02/2007	††	2,331,138	2,331,138
Old Line Funding LCC
5.320%	07/12/2007	††	777,046	777,046
Paradigm Funding LLC
5.310%	07/16/2007	††	777,046	777,046
Paradigm Funding LLC
5.300%	07/10/2007	††	3,869,275	3,869,275
Park Avenue Receivables Corp
5.300%	07/09/2007	††	3,869,275	3,869,275
Rabobank Nederland
5.330%	07/02/2007	††	2,331,138	2,331,138
Rabobank Nederland
5.280%	07/05/2007	††	1,942,616	1,942,616
Ranger Funding Corporation
5.330%	08/02/2007	††	1,942,616	1,942,616
Royal Bank of Scotland
5.270%	07/11/2007	††	1,554,092	1,554,092
Sheffield Receivables Corporation
5.290%	07/06/2007	††	388,523	388,523
Skandinaviska Enskilda Banken AB
5.290%	07/19/2007	††	1,942,616	1,942,616
Svenska Handlesbanken
5.300%	07/02/2007	††	3,214,504	3,214,504
Wells Fargo
5.280%	07/12/2007	††	1,942,616	1,942,616
Wells Fargo
5.260%	07/02/2007	††	777,046	777,046
				89,357,006
Floating Rate Instruments/Master Notes—0.7%
Bank of America
5.310%	07/10/2007	††	1,942,616	1,942,616
Bank of America
5.300%	09/17/2007	††	3,885,230	3,885,230
Bank of America
5.270%	07/16/2007	††	1,165,569	1,165,569
Bank of America
5.270%	08/17/2007	††	1,942,616	1,942,616
				8,936,031
TOTAL CASH EQUIVALENTS
(Cost $99,847,129)				99,847,129

	Face	Value
REPURCHASE AGREEMENTS—2.0%
Investors Bank & Trust Repurchase Agreement dated 06/29/2007 due 07/02/2007, with a maturity value of $25,356,176 and effective yield of 4.65% collateralized by U.S. Government Agency Obligations with rates ranging from 4.286% to 9.000%, maturity dates ranging from 10/25/2014 to 12/15/2034 and an aggregate market value of $26,613,672.	$25,346,354	$25,346,354
TOTAL INVESTMENTS—107.6%
(Cost $1,107,130,890)		1,381,766,748
Other assets less liabilities—(7.6%)		(97,542,499)
NET ASSETS—100.0%		$1,284,224,249

Notes to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.15% of Total Investments.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—97.4%
Advertising—0.0%
Valueclick, Inc. *	15,700	$462,522
Aerospace & Defense—0.8%
Boeing Company (The)	46,728	4,493,365
Honeywell International, Inc.	13,300	748,524
Lockheed Martin Corporation	18,400	1,731,992
Northrop Grumman Corporation	46,900	3,652,103
United Technologies Corporation	150,100	10,646,593
		21,272,577
Airlines—0.5%
Copa Holdings SA-Class A (Panama)	600	40,344
FedEx Corporation	127,100	14,104,287
		14,144,631
Apparel Retailers—0.6%
Aeropostale, Inc. *	28,300	1,179,544
Kohl’s Corporation *	209,900	14,909,197
Payless Shoesource, Inc. *	29,600	933,880
		17,022,621
Automotive—0.6%
Autonation, Inc. *	109,148	2,449,281
Harley-Davidson, Inc.	1,400	83,454
ITT Corporation	147,500	10,071,300
Paccar, Inc.	45,600	3,969,024
		16,573,059
Banking—3.4%
American Express Company	132,700	8,118,586
AmeriCredit Corporation *†	106,200	2,819,610
Citigroup, Inc.	604,200	30,989,418
Hudson City Bancorp, Inc. †	111,091	1,357,532
JPMorgan Chase & Company	203,500	9,859,575
SLM Corporation	8,600	495,188
SunTrust Banks, Inc.	100	8,574
Wells Fargo & Company	1,230,400	43,273,168
		96,921,651
Beverages, Food & Tobacco—4.2%
Altria Group, Inc.	20,446	1,434,082
Anheuser-Busch Companies, Inc.	489,000	25,506,240
Coca-Cola Company (The)	762,500	39,886,375
Molson Coors Brewing Company Class B	6,600	610,236
Nestle SA-Sponsored ADR (Switzerland)	123,000	11,691,827
Pepsico, Inc.	526,300	34,130,555
Tyson Foods, Inc. Class A	144,200	3,322,368
UST, Inc.	61,378	3,296,612
		119,878,295
Building Materials—1.8%
Home Depot, Inc.	849,300	33,419,955
Lowe’s Companies, Inc.	553,500	16,986,915
Owens Corning, Inc. *	3,000	100,890
		50,507,760
Chemicals—0.7%
Celanese Corporation Class A	19,300	748,454
Monsanto Company	80,570	5,441,698
Praxair, Inc.	184,500	13,282,155
		19,472,307
Commercial Services—3.9%
Accenture Ltd. Class A (Bermuda)	109,900	$4,713,611
Avis Budget Group, Inc. *	38,100	1,083,183
Cintas Corporation †	240,100	9,467,143
Dun & Bradstreet Company	6,100	628,178
Fluor Corporation	171,700	19,122,229
Manpower, Inc.	41,349	3,814,032
MasterCard, Inc. Class A †	28,900	4,793,643
Moody’s Corporation †	62,600	3,893,720
Paychex, Inc.	697,650	27,292,068
Quanta Services, Inc. *†	529,400	16,236,698
Shaw Group, Inc. (The) *	445,200	20,608,308
Sotheby’s Holdings, Inc. Class A	900	41,418
		111,694,231
Communications—4.8%
Andrew Corporation *†	41,000	592,040
Nokia Corporation Sponsored ADR (Finland)	2,611,700	73,414,887
Qualcomm, Inc.	1,067,000	46,297,130
Utstarcom, Inc. *†	41,600	233,376
XM Satellite Radio Holdings, Inc. Class A *†	1,241,100	14,607,747
		135,145,180
Computer Software & Processing—12.8%
Adobe Systems, Inc. *	31,000	1,244,650
Amdocs Ltd. *	203,900	8,119,298
Autodesk, Inc. *	239,500	11,275,660
Automatic Data Processing, Inc.	969,400	46,986,818
Citrix Systems, Inc. *	249,200	8,390,564
DST Systems, Inc. *†	2,600	205,946
Electronic Arts, Inc. *†	521,300	24,667,916
Fidelity National Information Services, Inc. †	165,100	8,961,628
First Data Corporation	4,900	160,083
Gartner Group, Inc. Class A *	6,700	164,753
Google, Inc. Class A *	139,722	73,127,700
Juniper Networks, Inc. *†	67,300	1,693,941
Microsoft Corporation	3,164,010	93,243,375
NAVTEQ Corporation *†	360,100	15,246,634
Symantec Corporation *†	203,100	4,102,620
Synopsys, Inc. *	69,438	1,835,246
Total System Services, Inc. †	29,100	858,741
Yahoo!, Inc. *	2,306,800	62,583,484
		362,869,057
Computers & Information—3.8%
3M Company	24,200	2,100,318
Apple Computer, Inc. *	52,800	6,443,712
Dell, Inc. *	54,000	1,541,700
EMC Corporation *	1,267,200	22,936,320
Hewlett-Packard Company	122,400	5,461,488
Ingram Micro, Inc. Class A *	14,900	323,479
International Business Machines Corporation	484,800	51,025,200
Jabil Circuit, Inc.	629,000	13,882,030
Lexmark International, Inc. *	51,800	2,554,258
Tech Data Corporation *	9,100	349,986
		106,618,491
Containers & Packaging—0.0%
Owens-IIlinois, Inc. *	4,900	171,500
Cosmetics & Personal Care—1.0%
Ecolab, Inc.	210,400	8,984,080
Procter & Gamble Company	311,800	19,079,042
		28,063,122

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Education—0.1%
ITT Educational Services, Inc. *	30,900	$3,627,042
Electric Utilities—0.2%
PG&E Corporation	42,600	1,929,780
Reliant Energy, Inc. *	51,300	1,382,535
TXU Corporation	16,527	1,112,267
		4,424,582
Electrical Equipment—3.4%
Energizer Holdings, Inc. *	37,054	3,690,578
General Electric Company	2,443,905	93,552,683
		97,243,261
Electronics—7.5%
Avnet, Inc. *	52,400	2,077,136
Cisco Systems, Inc. *	2,499,100	69,599,935
Intel Corporation	1,443,600	34,299,936
Intersil Corporation Class A	84,300	2,652,078
Linear Technology Corporation †	361,300	13,071,834
Marvell Technology Group Ltd. (Bermuda) *	566,500	10,315,965
Maxim Integrated Products, Inc.	391,000	13,063,310
Novellus Systems, Inc. *†	53,400	1,514,958
Nvidia Corporation *	22,200	917,082
Raytheon Company	32,744	1,764,574
Sunpower Corp. Class A *†	205,530	12,958,667
Texas Instruments, Inc.	1,346,600	50,672,558
		212,908,033
Entertainment & Leisure—1.2%
Hasbro, Inc.	36,100	1,133,901
Time Warner, Inc.	672,003	14,138,943
Walt Disney Company	557,100	19,019,394
		34,292,238
Financial Services—11.0%
Berkshire Hathaway, Inc., Class B *	2,955	10,652,775
Broadridge Financial Solutions, Inc.	140,300	2,682,536
Charles Schwab Corporation (The)	1,913,050	39,255,786
Chicago Mercantile Exchange	30,500	16,297,980
Countrywide Financial Corporation †	922,800	33,543,780
E*Trade Financial Corporation *	663,300	14,652,297
Franklin Resources, Inc.	244,800	32,428,656
Goldman Sachs Group, Inc.	548,000	118,779,000
Legg Mason, Inc. †	318,900	31,373,382
Merrill Lynch & Company, Inc.	46,259	3,866,327
Nuveen Investments, Inc. Class A †	1,100	68,365
T Rowe Price Group, Inc.	7,270	377,240
Western Union Company (The) †	368,800	7,682,104
		311,660,228
Food Retailers—0.2%
Kroger Company (The)	102,600	2,886,138
Safeway, Inc.	84,900	2,889,147
		5,775,285
Forest Products & Paper—0.1%
Domtar Corporation *	274,200	3,060,072
Heavy Construction—0.7%
Foster Wheeler Ltd. (Bermuda) *	196,700	21,044,933
Heavy Machinery—1.4%
Agco Corporation *	41,200	$1,788,492
Caterpillar, Inc.	222,800	17,445,240
Cummins, Inc.	25,400	2,570,734
Dresser-Rand Group, Inc. *	15,600	616,200
National-Oilwell Varco, Inc. *	143,600	14,968,864
Terex Corporation *	30,100	2,447,130
Toro Company	100	5,889
		39,842,549
Insurance—5.1%
Aetna, Inc.	370,000	18,278,000
AMBAC Financial Group, Inc.	6,500	566,735
American International Group, Inc.	1,448,150	101,413,945
Cigna Corporation	64,700	3,378,634
Humana, Inc. *	62,100	3,782,511
Loews Corporation	22,900	1,167,442
MBIA, Inc.	47,575	2,960,117
UnitedHealth Group, Inc.	165,100	8,443,214
WellCare Health Plans, Inc. *†	38,600	3,493,686
		143,484,284
Lodging—1.0%
Hilton Hotels Corporation	437,000	14,626,390
MGM MIRAGE *	124,400	10,260,512
Marriott International, Inc. Class A	89,703	3,878,758
		28,765,660
Media—Broadcasting & Publishing—2.1%
American Greetings Corporation Class A	13,300	376,789
CBS Corporation Class B	108,063	3,600,659
Comcast Corporation Class A *	370,050	10,405,806
DIRECTV Group (The), Inc. *†	80,500	1,860,355
Gannett Company, Inc. †	469,800	25,815,510
IAC/InterActiveCorp *†	80,600	2,789,566
Liberty Media Holdings Corporation Capital Class A *	5,000	588,400
McGraw-Hill Companies, Inc. (The)	65,370	4,450,390
Viacom, Inc. Class B *	241,800	10,066,134
		59,953,609
Medical Supplies—4.4%
Alcon, Inc. (Switzerland) †	68,000	9,173,880
Allergan, Inc.	200,600	11,562,584
Applera Corporation—Applied Biosystems Group	41,500	1,267,410
Baxter International, Inc.	11,600	653,544
Dentsply International, Inc.	9,100	348,166
Johnson & Johnson	604,500	37,249,290
Medtronic, Inc.	736,800	38,210,448
St. Jude Medical, Inc. *	49,400	2,049,606
Thermo Fisher Scientific, Inc. *	349,600	18,081,312
Waters Corporation *	41,955	2,490,449
Zimmer Holdings, Inc. *	52,300	4,439,747
		125,526,436
Metals—0.6%
AK Steel Holding Corporation *	2,600	97,162
Cleveland-Cliffs, Inc.	11,600	900,972
Commercial Metals Company	200	6,754
Corning, Inc. *	372,200	9,509,710
General Cable Corporation *	11,500	871,125
Nucor Corporation	58,600	3,436,890
Precision Castparts Corporation	8,800	1,067,968
Steel Dynamics, Inc.	600	25,146
		15,915,727

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Mining—0.3%
Freeport-McMoran Copper & Gold, Inc. †	110,100	$9,118,482
Oil & Gas—2.1%
Ashland, Inc.	5,100	326,145
Cabot Oil & Gas Corporation	1,500	55,320
Chevron Corporation	300	25,272
Devon Energy Corporation	45,700	3,577,853
EOG Resources, Inc.	6,700	489,502
Exxon Mobil Corporation	34,400	2,885,472
GlobalSantaFe Corporation	31,900	2,304,775
Halliburton Company	216,900	7,483,050
Marathon Oil Corporation	7,600	455,696
Nabors Industries Ltd. *†	5,300	176,914
Noble Energy, Inc.	2,800	174,692
Occidental Petroleum Corporation	175,100	10,134,788
Pioneer Natural Resources Company	3,300	160,743
Plains Exploration & Production Company *	11,200	535,472
Schlumberger Ltd. (Netherland Antilles)	4,000	339,760
SEACOR Holdings, Inc. *	6,900	644,184
Suncor Energy, Inc. (Canada)	103,600	9,315,712
Tesoro Petroleum Corporation	13,000	742,950
Tidewater, Inc. †	17,085	1,210,985
Transocean, Inc. (Cayman Islands) *	9,900	1,049,202
Valero Energy Corporation	18,800	1,388,568
Weatherford International Ltd. (Bermuda) *	252,500	13,948,100
Western Refining, Inc.	7,200	416,160
XTO Energy, Inc.	21,300	1,280,130
		59,121,445
Pharmaceuticals—6.6%
AmerisourceBergen Corporation	63,108	3,121,953
Amgen, Inc. *	568,400	31,426,836
Biogen Idec, Inc. *	240,700	12,877,450
Celgene Corporation *†	174,800	10,021,284
Elan Corporation PLC ADR (Ireland) *†	1,120,000	24,561,600
Eli Lilly & Company	36,400	2,034,032
Forest Laboratories, Inc. *	88,300	4,030,895
Genentech, Inc. *	316,200	23,923,692
Genzyme Corporation *	161,500	10,400,600
Gilead Sciences, Inc. *	334,000	12,949,180
Medco Health Solutions, Inc. *	37,800	2,948,022
Merck & Company, Inc.	70,201	3,496,010
Millennium Pharmaceuticals, Inc. *	30,800	325,556
NBTY, Inc. *	2,700	116,640
Novartis AG, ADR (Switzerland)	91,400	5,124,798
Pfizer, Inc.	162,500	4,155,125
Schering-Plough Corporation	180,400	5,491,376
Shire Pharmaceuticals Group PLC (United Kingdom) †	184,500	13,676,985
Watson Pharmaceuticals, Inc. *	18,700	608,311
Wyeth	271,900	15,590,746
		186,881,091
Real Estate—0.2%
CB Richard Ellis Group, Inc. Class A *	27,600	1,007,400
Douglas Emmett, Inc. REIT	10,400	257,296
HRPT Properties Trust REIT	15,200	158,080
Jones Lang Lasalle, Inc.	21,082	2,392,807
Prologis REIT	6,400	$364,160
SL Green Realty Corporation REIT	13,173	1,632,003
Weingarten Realty Investors REIT	1,000	41,100
		5,852,846
Restaurants—0.1%
Yum! Brands, Inc.	48,000	1,570,560
Retailers—8.4%
Amazon.Com, Inc. *†	822,400	56,260,384
BJ’s Wholesale Club, Inc. *	1,000	36,030
CVS Caremark Corp.	412,321	15,029,100
Dollar Tree Stores, Inc. *	16,200	705,510
eBay, Inc. *	2,190,800	70,499,944
Fastenal Company †	329,000	13,771,940
RadioShack Corporation †	107,400	3,559,236
Target Corporation	403,800	25,681,680
Wal-Mart Stores, Inc.	1,097,300	52,791,103
		238,334,927
Telephone Systems—0.2%
Embarq Corporation	13,300	842,821
Sprint Nextel Corporation	190,599	3,947,305
Telephone & Data Systems, Inc.	5,500	344,135
Verizon Communications, Inc.	4,000	164,680
		5,298,941
Textiles, Clothing & Fabrics—0.1%
Coach, Inc. *	26,500	1,255,835
Transportation—1.5%
CSX Corporation	52,400	2,362,192
Canadian Pacific Railway Ltd. (Canada) †	15,300	1,052,946
Carnival Corporation †	15,400	751,058
CH Robinson Worldwide, Inc.	191,000	10,031,320
Expedia, Inc. *†	596,200	17,462,698
Expeditors International Washington, Inc.	152,700	6,306,510
JB Hunt Transport Services, Inc. †	33,500	982,220
Overseas Shipholding Group	16,600	1,351,240
Teekay Corporation (Bahama Islands)	5,500	318,505
Union Pacific Corporation	26,275	3,025,566
		43,644,255
TOTAL COMMON STOCKS
(Cost $2,301,914,521)		2,759,419,325

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—7.5%
Institutional Money Market Funds—0.1%
Reserve Primary Money Market Fund
5.230%	07/02/2007	††	$3,335,586	3,335,586
Bank & Certificate Deposits/ Offshore Time Deposits—6.7%
Abbey National PLC
5.280%	07/05/2007	††	2,501,688	2,501,688
BancoBilbao Vizcaya Argentaria SA
5.300%	08/10/2007	††	1,667,793	1,667,793
Bank of Montreal
5.310%	08/14/2007	††	1,667,793	1,667,793
Bank of Montreal
5.290%	07/02/2007	††	3,335,586	3,335,586

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint
Growth Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Bank of Montreal
5.280%	07/03/2007	††	$3,335,586	$3,335,586
Bank of Nova Scotia
5.290%	07/11/2007	††	4,169,482	4,169,482
Bank of Nova Scotia
5.280%	07/09/2007	††	2,501,688	2,501,688
Barclays
5.320%	09/04/2007	††	1,667,793	1,667,793
Barton Capital LLC
5.310%	07/12/2007	††	2,501,688	2,501,688
BNP Paribas
5.350%	07/02/2007	††	5,003,376	5,003,376
CAFCO Funding LLC
5.310%	07/16/2007	††	1,667,793	1,667,793
Calyon
5.380%	07/02/2007	††	5,003,376	5,003,376
Canadian Imperial Bank of Commerce
5.300%	07/30/2007	††	8,338,962	8,338,962
Clipper Receivables Corp
5.310%	07/10/2007	††	5,003,376	5,003,376
CRC Funding LLC
5.310%	07/16/2007	††	2,501,688	2,501,688
Credit Suisse First Boston Corporation
5.290%	07/13/2007	††	2,501,688	2,501,688
Credit Suisse First Boston Corporation
5.290%	07/18/2007	††	5,837,274	5,837,274
Den Danske Bank
5.280%	07/09/2007	††	3,335,586	3,335,586
Falcon Asset Securitization Corporation
5.310%	07/17/2007	††	1,167,455	1,167,455
First Tennessee Bank
5.300%	07/18/2007	††	1,667,793	1,667,793
Fortis Bank
5.300%	07/20/2007	††	4,169,482	4,169,482
Greyhawk Funding
5.290%	07/02/2007	††	1,667,793	1,667,793
Jupiter Securitization Corporation
5.320%	07/26/2007	††	2,501,688	2,501,688
Lexington Parker Capital Company
5.290%	07/03/2007	††	1,667,793	1,667,793
Liberty Street Funding Corporation
5.330%	07/31/2007	††	1,167,455	1,167,455
Liberty Street Funding Corporation
5.290%	07/18/2007	††	3,335,586	3,335,586
Liberty Street Funding Corporation
5.280%	07/02/2007	††	3,335,586	3,335,586
Lloyds TSB Bank
5.280%	07/17/2007	††	1,667,793	1,667,793
Merrill Lynch & Company
5.340%	07/02/2007	††	30,020,265	30,020,265
Morgan Stanley & Company
5.370%	07/02/2007	††	17,511,821	17,511,821
National Australia Bank
5.320%	07/02/2007	††	5,003,376	5,003,376
Old Line Funding LCC
5.320%	07/12/2007	††	1,667,793	1,667,793
Paradigm Funding LLC
5.310%	07/16/2007	††	1,667,793	1,667,793
Paradigm Funding LLC
5.300%	07/10/2007	††	8,304,716	8,304,716
Park Avenue Receivables Corp
5.300%	07/09/2007	††	8,304,716	8,304,716
Rabobank Nederland
5.330%	07/02/2007	††	5,003,376	5,003,376
Rabobank Nederland
5.280%	07/05/2007	††	$4,169,482	$4,169,482
Ranger Funding Corporation
5.330%	08/02/2007	††	4,169,482	4,169,482
Royal Bank of Scotland
5.270%	07/11/2007	††	3,335,586	3,335,586
Sheffield Receivables Corporation
5.290%	07/06/2007	††	833,895	833,895
Skandinaviska Enskilda Banken AB
5.290%	07/19/2007	††	4,169,482	4,169,482
Svenska Handlesbanken
5.300%	07/02/2007	††	6,899,365	6,899,365
Wells Fargo
5.280%	07/12/2007	††	4,169,482	4,169,482
Wells Fargo
5.260%	07/02/2007	††	1,667,793	1,667,793
				191,789,063
Floating Rate Instruments/Master Notes—0.7%
Bank of America
5.310%	07/10/2007	††	4,169,482	4,169,482
Bank of America
5.300%	09/17/2007	††	8,338,962	8,338,962
Bank of America
5.270%	07/16/2007	††	2,501,688	2,501,688
Bank of America
5.270%	08/17/2007	††	4,169,482	4,169,482
				19,179,614
TOTAL CASH EQUIVALENTS
(Cost $214,304,263)				214,304,263

REPURCHASE AGREEMENTS—2.5%
Investors Bank & Trust Repurchase Agreement dated 06/29/07 due 07/02/07, with a maturity value of $70,909,096 and effective yield of 4.65% collateralized by U.S. Government Agency Obligations with rates ranging from 3.94% to 9.13%, maturity dates ranging from 12/25/13 to 07/01/34 and an aggregate market value of $74,425,711.			70,881,629	70,881,629
TOTAL INVESTMENTS—107.4%
(Cost $2,587,100,413)				3,044,605,217
Other assets less liabilities—(7.4%)				(210,779,377)
NET ASSETS—100.0%				$2,833,825,840

Notes to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—96.7%
Advertising—1.1%
Focus Media Holding Ltd., ADR (Cayman Islands)	*†	95,800	$4,837,900
Lamar Advertising Company		81,800	5,133,768
Marchex, Inc. Class B	†	120,000	1,958,400
Monster Worldwide, Inc.	*	91,400	3,756,540
			15,686,608
Aerospace & Defense—0.2%
Empresa Brasileira de Aeronautica SA, Sponsored ADR (Brazil)		64,600	3,114,366
Apparel Retailers—1.2%
AnnTaylor Stores Corporation	*	197,500	6,995,450
Christopher & Banks Corporation	†	233,200	3,999,380
Urban Outfitters, Inc.	*	271,730	6,529,672
			17,524,502
Automotive—2.9%
Autoliv, Inc.		88,000	5,004,560
Copart, Inc.	*	103,900	3,178,301
General Motors Corporation	†	638,000	24,116,400
Oshkosh Truck Corporation		154,500	9,721,140
			42,020,401
Banking—0.5%
Investors Financial Services Corporation		41,300	2,546,971
Signature Bank of New York	*	65,500	2,233,550
Texas Capital Bancshares, Inc.	*	94,300	2,107,605
			6,888,126
Building Materials—2.5%
Cemex SAB de CV (Mexico)	*	430,685	15,892,276
Interline Brands, Inc.	*	324,100	8,452,528
Martin Marietta Materials, Inc.		43,100	6,983,062
Vulcan Materials Company	†	43,500	4,982,490
			36,310,356
Chemicals—1.3%
Agrium, Inc. (Canada)		90,900	3,976,875
Nalco Holding Co.		290,387	7,971,123
UAP Holding Corporation	†	245,600	7,402,384
			19,350,382
Commercial Services—6.5%
Accenture Ltd. Class A (Bermuda)		222,600	9,547,314
Administaff, Inc.	†	76,600	2,565,334
Advisory Board Company (The)	*	113,300	6,294,948
American Reprographics Company	*†	119,400	3,676,325
Corporate Executive Board Company	†	273,500	17,752,885
Dun & Bradstreet Company		46,800	4,819,464
Heartland Payment Systems, Inc.	†	156,700	4,596,011
Korn Ferry International	*	335,800	8,818,108
Limelight Networks, Inc.	†	10,500	207,690
Moody’s Corporation		43,800	2,724,360
Navigant Consulting, Inc.	*†	162,700	3,019,712
Quanta Services, Inc.	*†	138,000	4,232,460
Resources Connection, Inc.	*	194,800	6,463,464
Stericycle, Inc.	*	60,400	2,685,384
Visual Sciences, Inc.	†	111,600	$1,726,452
Waste Connections, Inc.	*	218,950	6,621,048
Weight Watchers International, Inc.	†	91,400	4,646,776
Wind River Systems, Inc.	*	366,400	4,030,400
			94,428,135
Communications—1.8%
American Tower Corporation Class A	*	312,800	13,137,600
SBA Communications Corporation	*†	263,000	8,834,170
Standard Microsystems Corporation	*	13,300	456,722
XM Satellite Radio Holdings, Inc. Class A	*†	313,300	3,687,541
			26,116,033
Computer Software & Processing—9.6%
Activision, Inc.	*	102,599	1,915,522
Amdocs Ltd.	*†	406,000	16,166,920
Ariba, Inc.	*	182,900	1,812,539
BEA Systems, Inc.	*	217,100	2,972,099
Bottomline Technologies, Inc.	*	129,800	1,603,030
CNET Networks, Inc.	*†	1,361,199	11,148,220
Choicepoint, Inc.	*	140,800	5,976,960
Citrix Systems, Inc.	*	162,400	5,468,008
Cognos, Inc. (Canada)	*	67,300	2,669,791
comScore, Inc.		2,000	46,300
DST Systems, Inc.	*	99,910	7,913,871
Factset Research Systems, Inc.		175,800	12,015,930
Global Cash Access, Inc.	*	204,200	3,271,284
IHS, Inc. Class A	*	32,200	1,481,200
Jack Henry & Associates, Inc.		278,200	7,163,650
Juniper Networks, Inc.	*	417,200	10,500,924
Lenovo Group Ltd. (Hong Kong)		10,057,100	5,932,193
LivePerson, Inc.	*	339,700	1,817,395
PROS Holdings, Inc.		8,100	106,110
Red Hat, Inc.	*†	395,600	8,813,968
RightNow Technologies, Inc.	*†	313,000	5,136,330
Skillsoft PLC, ADR (Ireland)	*	360,800	3,351,832
Take-Two Interactive Software, Inc.	*†	440,500	8,796,785
Taleo Corp. Class A	*	190,900	4,300,977
Ultimate Software Group, Inc.	*	40,900	1,183,237
Verint Systems, Inc.	*	62,700	1,962,510
VeriSign, Inc.	*	170,200	5,400,446
			138,928,031
Computers & Information—3.1%
Data Domain, Inc.		7,200	165,600
Dell, Inc.	*	891,000	25,438,050
Jabil Circuit, Inc.		484,300	10,688,501
Micros Systems, Inc.	*	56,300	3,062,720
Palm, Inc.	*†	187,700	3,005,077
SanDisk Corporation	*	60,800	2,975,552
			45,335,500
Education—1.2%
Laureate Education, Inc.	*	140,400	8,657,064
Strayer Education, Inc.	†	24,700	3,253,237
Universal Technical Institute, Inc.	*	217,900	5,532,481
			17,442,782

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—0.9%
Ametek, Inc.		129,650	$5,144,511
Energy Conversion Devices, Inc.	*†	174,400	5,375,008
Moog, Inc. Class A	*	53,100	2,342,241
			12,861,760
Electronics—5.6%
Advanced Micro Devices, Inc.	*†	279,400	3,995,420
Analog Devices, Inc.		239,700	9,022,308
Broadcom Corporation Class A	*	186,800	5,463,900
Cymer, Inc.	*†	40,699	1,636,100
DRS Technologies, Inc.		96,100	5,503,647
Evergreen Solar, Inc.	*†	396,800	3,690,240
Fairchild Semiconductor International, Inc.	*	163,100	3,151,092
Finisar Corporation	*	468,700	1,771,686
Integrated Device Technology, Inc.	*	362,200	5,530,794
Intersil Corporation Class A		189,300	5,955,378
Microchip Technology, Inc.		165,500	6,130,120
National Semiconductor Corporation	†	254,500	7,194,715
Nvidia Corporation	*	106,100	4,382,991
PMC-Sierra, Inc.	*†	595,900	4,606,307
Semtech Corporation	*†	242,200	4,197,326
Silicon Laboratories, Inc.	*	101,000	3,495,610
Sunpower Corp. Class A	*†	91,100	5,743,855
			81,471,489
Entertainment & Leisure—4.0%
Discovery Holding Company Class A	*	425,710	9,787,073
International Speedway Corporation Class A		89,800	4,733,358
National CineMedia, Inc.	*†	166,200	4,655,262
Pool Corporation	†	232,100	9,058,863
Walt Disney Company		615,000	20,996,100
WMS Industries, Inc.	*†	290,600	8,386,716
			57,617,372
Environmental—1.4%
Roper Industries, Inc.		329,100	18,791,610
Teradyne, Inc.	*	94,800	1,666,584
			20,458,194
Financial Services—1.9%
Bear Stearns Companies, Inc. (The)		32,100	4,494,000
Countrywide Financial Corporation		114,100	4,147,535
E*Trade Financial Corporation	*	214,900	4,747,141
Fortress Investment Group LLC Class A	†	129,800	3,091,836
Nuveen Investments, Inc. Class A		104,400	6,488,460
SEI Investments Company		163,900	4,759,656
			27,728,628
Food Retailers—0.7%
Panera Bread Company Class A	*†	117,900	5,430,474
Pantry, Inc. (The)	*	92,400	4,259,640
			9,690,114
Forest Products & Paper—0.2%
School Specialty, Inc.	*†	76,709	$2,718,567
Health Care Providers—4.9%
Coventry Health Care, Inc.	*	260,950	15,043,767
DaVita, Inc.	*†	464,500	25,027,260
Edwards Lifesciences Corporation	*†	71,900	3,547,546
Express Scripts, Inc.	*	64,400	3,220,644
Healthways, Inc.	*†	120,200	5,693,874
Laboratory Corporation of America Holdings	*†	63,900	5,000,814
Lincare Holdings, Inc.	*†	136,700	5,447,495
Matria Healthcare, Inc.	*†	38,700	1,171,836
Nighthawk Radiology Holdings, Inc.	†	65,000	1,173,250
Symbion, Inc.	*	100,200	2,175,342
VCA Antech, Inc.	*	82,200	3,098,118
			70,599,946
Heavy Machinery—2.5%
Actuant Corporation Class A	†	224,700	14,169,582
Bucyrus International, Inc. Class A	†	34,600	2,448,988
Entegris, Inc.	*†	246,400	2,927,232
FMC Technologies, Inc.	*†	146,000	11,566,120
Grant Prideco, Inc.	*	87,100	4,688,593
			35,800,515
Home Construction, Furnishings & Appliances—1.3%
Meritage Homes Corporation	*†	173,100	4,630,425
Standard-Pacific Corporation	†	322,000	5,644,660
Toll Brothers, Inc.	*†	153,500	3,834,430
Williams Scotsman International, Inc.	*†	176,700	4,207,227
			18,316,742
Insurance—8.9%
AMBAC Financial Group, Inc.		181,550	15,829,344
Amerigroup Corporation	*†	140,100	3,334,380
AON Corporation	†	540,600	23,034,966
Brown & Brown, Inc.		118,000	2,966,520
Centene Corporation	*†	141,300	3,026,646
Fairfax Financial Holdings Ltd. (Canada)	†	118,880	22,785,730
HealthExtras, Inc.	*	23,200	686,256
Infinity Property & Casualty Corporation		39,500	2,003,835
Markel Corporation	*	6,400	3,101,184
Millea Holdings, Inc. (Japan)		272,000	11,151,290
Montpelier Re Holdings Ltd. (Bermuda)	†	410,100	7,603,254
Nipponkoa Insurance Company Ltd. (Japan)		1,260,000	11,310,758
Security Capital Assurance Ltd. (Bermuda)		167,800	5,179,986
WellPoint, Inc.	*	105,900	8,453,997
XL Capital Ltd. Class A (Cayman Islands)		98,700	8,319,423
			128,787,569
Media—Broadcasting & Publishing—4.4%
Central European Media Enterprises Ltd.	*†	41,000	4,000,780
Comcast Corporation Special Class A	*†	207,000	5,787,720
DIRECTV Group (The), Inc.	*	1,147,000	26,507,170

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Liberty Media Corporation Interactive Class A	*	602,275	$13,448,801
Liberty Media Holdings Corporation Capital Class A	*	120,455	14,175,144
			63,919,615
Medical Supplies—2.8%
Biomet, Inc.		79,100	3,616,452
Cytyc Corporation	*	110,200	4,750,722
FEI Company	*†	223,000	7,238,580
Illumina, Inc.	*†	88,700	3,600,333
Resmed, Inc.	*	140,400	5,792,904
Respironics, Inc.	*	124,500	5,302,455
Stereotaxis, Inc.	†	140,700	1,837,542
Thermo Fisher Scientific, Inc.	*	168,800	8,730,336
			40,869,324
Metals—1.5%
United States Steel Corporation		200,000	21,750,000
Oil & Gas—3.1%
Bill Barrett Corporation	*†	85,800	3,160,014
BJ Services Company	†	182,100	5,178,924
Chesapeake Energy Corporation	†	324,000	11,210,400
Denbury Resources, Inc.	*	172,600	6,472,500
Encore Acquisition Company	*†	141,699	3,939,232
GlobalSantaFe Corporation		70,100	5,064,725
Range Resources Corporation		162,500	6,079,125
W-H Energy Services, Inc.	*	64,800	4,011,768
			45,116,688
Pharmaceuticals—5.8%
Affymetrix, Inc.	*†	300,300	7,474,467
Alexion Pharmaceuticals, Inc.	*	66,200	2,982,972
Alkermes, Inc.	*†	477,200	6,967,120
Cell Genesys, Inc.	*†	419,500	1,405,325
Cephalon, Inc.	*†	31,600	2,540,324
Cubist Pharmaceuticals, Inc.	*†	89,300	1,760,103
deCODE genetics, Inc.	*†	373,300	1,394,276
Exelixis, Inc.	*	205,300	2,484,130
Far East Pharmaceutical Tech (Hong Kong)	*‡d	6,152,600	—
Henry Schein, Inc.	*†	165,700	8,853,351
Herbalife Ltd. (Cayman Islands)	*	133,000	5,273,450
Hospira, Inc.	*	128,600	5,020,544
Immucor, Inc.	*	79,587	2,226,048
Incyte Corporation	*†	399,300	2,395,800
Medarex, Inc.	*†	401,400	5,736,006
Medicines Company	*†	96,000	1,691,520
Medicis Pharmaceutical Corporation Class A	†	421,400	12,869,556
Myriad Genetics, Inc.	*†	60,700	2,257,433
Senomyx, Inc.	*†	292,323	3,946,361
Shire Pharmaceuticals Group PLC (United Kingdom)	†	82,200	6,093,486
Symyx Technologies, Inc.	*†	145,600	1,675,856
			85,048,128
Real Estate—1.5%
CapitalSource, Inc.	†	582,000	14,311,380
CB Richard Ellis Group, Inc. Class A	*†	135,300	4,938,450
St. Joe Company (The)	†	68,100	3,155,754
			22,405,584
Restaurants—0.4%
PF Chang’s China Bistro, Inc.	*†	164,700	$5,797,440
Retailers—3.6%
AC Moore Arts & Crafts, Inc.	*	155,000	3,039,550
Amazon.Com, Inc.	*†	228,135	15,606,715
Blue Nile, Inc.	*†	25,400	1,534,160
Fastenal Company	†	131,100	5,487,846
MarineMax, Inc.	*†	89,100	1,783,782
O’Reilly Automotive, Inc.	*	308,800	11,286,640
Sears Holdings Corporation	*	46,800	7,932,600
Tiffany & Company		120,800	6,409,648
			53,080,941
Telephone Systems—7.5%
Adtran, Inc.		85,800	2,228,226
KDDI Corporation (Japan)		1,483	10,955,423
Global Payments, Inc.		274,200	10,872,030
Level 3 Communications, Inc.	*†	2,672,600	15,634,710
NeuStar, Inc. Class A	*†	351,900	10,194,543
NII Holdings, Inc. Class B	*†	321,045	25,921,173
Sprint Nextel Corporation		1,329,300	27,529,803
Virgin Media, Inc.		246,600	6,009,642
			109,345,550
Textiles, Clothing & Fabrics—0.4%
Iconix Brand Group, Inc.	*†	122,600	2,724,172
Mohawk Industries, Inc.	*†	30,800	3,104,332
			5,828,504
Transportation—1.5%
Expedia, Inc.	*†	320,732	9,394,240
Mobile Mini, Inc.	*	183,500	5,358,200
Thor Industries, Inc.	†	73,100	3,299,734
UTI Worldwide, Inc. (Luxembourg)	†	145,300	3,892,587
			21,944,761
TOTAL COMMON STOCKS
(Cost $1,086,782,412)			1,404,302,653

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
4.742%	08/30/2007
(Cost $585,259)			$590,000	585,259

COMMERCIAL PAPER—0.1%
Banking—0.0%
Ciesco LLC, 144A		**
5.270%	07/30/2007		600,000	597,365
Financial Services—0.1%
Alpine Securitization Corp., 144A		**
5.270%	07/16/2007		600,000	598,595
TOTAL COMMERCIAL PAPER
(Cost $1,195,960)				1,195,960

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—28.1%
Institutional Money Market Funds—0.4%
Reserve Primary Money Market Fund
5.230%	07/02/2007	††	$6,365,814	$6,365,814
Bank & Certificate Deposits/ Offshore Time Deposits—25.2%
Abbey National PLC
5.280%	07/05/2007	††	4,774,360	4,774,360
BancoBilbao Vizcaya Argentaria SA
5.300%	08/10/2007	††	3,182,908	3,182,908
Bank of Montreal
5.310%	08/14/2007	††	3,182,908	3,182,908
Bank of Montreal
5.290%	07/02/2007	††	6,365,814	6,365,814
Bank of Montreal
5.280%	07/03/2007	††	6,365,815	6,365,815
Bank of Nova Scotia
5.290%	07/11/2007	††	7,957,267	7,957,267
Bank of Nova Scotia
5.280%	07/09/2007	††	4,774,361	4,774,361
Barclays
5.320%	09/04/2007	††	3,182,907	3,182,907
Barton Capital LLC
5.310%	07/12/2007	††	4,774,361	4,774,361
BNP Paribas
5.350%	07/02/2007	††	9,548,722	9,548,722
CAFCO Funding LLC
5.310%	07/16/2007	††	3,182,907	3,182,907
Calyon
5.380%	07/02/2007	††	9,548,722	9,548,722
Canadian Imperial Bank of Commerce
5.300%	07/30/2007	††	15,914,535	15,914,535
Clipper Receivables Corp
5.310%	07/10/2007	††	9,548,722	9,548,722
CRC Funding LLC
5.310%	07/16/2007	††	4,774,361	4,774,361
Credit Suisse First Boston Corporation
5.290%	07/13/2007	††	4,774,361	4,774,361
Credit Suisse First Boston Corporation
5.290%	07/18/2007	††	11,140,175	11,140,175
Den Danske Bank
5.280%	07/09/2007	††	6,365,814	6,365,814
Falcon Asset Securitization Corporation
5.310%	07/17/2007	††	2,228,035	2,228,035
First Tennessee Bank
5.300%	07/18/2007	††	3,182,907	3,182,907
Fortis Bank
5.300%	07/20/2007	††	7,957,267	7,957,267
Greyhawk Funding
5.290%	07/02/2007	††	3,182,907	3,182,907
Jupiter Securitization Corporation
5.320%	07/26/2007	††	4,774,361	4,774,361
Lexington Parker Capital Company
5.290%	07/03/2007	††	3,182,907	3,182,907
Liberty Street Funding Corporation
5.330%	07/31/2007	††	2,228,035	2,228,035
Liberty Street Funding Corporation
5.290%	07/18/2007	††	6,365,814	6,365,814
Liberty Street Funding Corporation
5.280%	07/02/2007	††	6,365,814	6,365,814
Lloyds TSB Bank
5.280%	07/17/2007	††	3,182,907	3,182,907
Merrill Lynch & Company
5.340%	07/02/2007	††	57,292,327	57,292,327
Morgan Stanley & Company
5.370%	07/02/2007	††	$33,420,524	$33,420,524
National Australia Bank
5.320%	07/02/2007	††	9,548,722	9,548,722
Old Line Funding LCC
5.320%	07/12/2007	††	3,182,907	3,182,907
Paradigm Funding LLC
5.310%	07/16/2007	††	3,182,907	3,182,907
Paradigm Funding LLC
5.300%	07/10/2007	††	15,849,179	15,849,179
Park Avenue Receivables Corp
5.300%	07/09/2007	††	15,849,179	15,849,179
Rabobank Nederland
5.330%	07/02/2007	††	9,548,722	9,548,722
Rabobank Nederland
5.280%	07/05/2007	††	7,957,267	7,957,267
Ranger Funding Corporation
5.330%	08/02/2007	††	7,957,267	7,957,267
Royal Bank of Scotland
5.270%	07/11/2007	††	6,365,814	6,365,814
Sheffield Receivables Corporation
5.290%	07/06/2007	††	1,591,453	1,591,453
Skandinaviska Enskilda Banken AB
5.290%	07/19/2007	††	7,957,267	7,957,267
Svenska Handlesbanken
5.300%	07/02/2007	††	13,167,129	13,167,129
Wells Fargo
5.280%	07/12/2007	††	7,957,267	7,957,267
Wells Fargo
5.260%	07/02/2007	††	3,182,907	3,182,907
				366,020,812
Floating Rate Instruments/Master Notes—2.5%
Bank of America
5.310%	07/10/2007	††	7,957,268	7,957,268
Bank of America
5.300%	09/17/2007	††	15,914,536	15,914,536
Bank of America
5.270%	07/16/2007	††	4,774,362	4,774,362
Bank of America
5.270%	08/17/2007	††	7,957,268	7,957,268
				36,603,434
TOTAL CASH EQUIVALENTS
(Cost $408,990,060)				408,990,060

REPURCHASE AGREEMENTS—2.9%
Investors Bank & Trust Company Repurchase Agreement, dated 06/29/2007, due 07/02/2007, with a maturity value of $41,595,209 and an effective yield of 4.65%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 4.290% to 8.875%, maturity dates ranging from 03/25/2017 to 03/01/2034 and an aggregate market value of $43,658,052.			41,579,098	41,579,098
TOTAL INVESTMENTS—127.8%
(Cost $1,539,132,789)				1,856,653,030
Other assets less liabilities—(27.8%)				(403,808,365)
NET ASSETS—100.0%				$1,452,844,665

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

Notes to the Schedule of Investments:

ADR	American Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent .06% of Total Investments.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 06/30/2007.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—97.0%
Argentina—0.0%
Tenaris SA ADR	12,600	$616,896
Australia—2.7%
Amcor Ltd.	92,256	584,925
AMP Ltd.	58,900	504,919
Asciano Group *	47,494	408,394
Austal Ltd.	182,000	578,292
AXA Asia Pacific Holdings Ltd.	88,600	557,754
BHP Billiton Ltd.	24,700	738,966
BHP Billiton Ltd., Sponsored ADR †	4,500	268,875
Brambles Ltd. *	167,202	1,725,882
CSL Ltd.	7,200	536,613
Foster’s Group Ltd.	151,148	816,653
Insurance Australia Group Ltd.	169,187	817,091
Macquarie Bank Ltd.	39,480	2,839,164
Publishing & Broadcasting Ltd.	170,014	2,820,900
QBE Insurance Group Ltd.	137,500	3,632,419
Telstra Corporation Ltd.	225,481	878,347
Toll Holdings Ltd.	47,494	582,721
UXC Ltd.	156,635	331,875
Woodside Petroleum Ltd.	213,000	8,244,276
Woolworths Ltd.	84,761	1,939,430
WorleyParsons Ltd.	65,200	1,877,802
		30,685,298
Austria—0.5%
OMV AG	8,400	559,309
Raiffeisen International Bank Holding AG	10,600	1,671,225
Telekom Austria AG	25,500	633,870
Wiener Staedtische Allgemeine Versicherung AG	28,761	2,045,955
Wienerberger AG	8,900	653,235
		5,563,594
Belgium—1.3%
Dexia	103,535	3,228,167
Fortis	117,534	4,977,240
Fortis	22,500	951,907
Interbrew	23,400	1,850,052
KBC Groep NV	20,200	2,717,384
UCB SA	16,522	975,422
Umicore	161	34,845
		14,735,017
Bermuda—0.8%
Guoco Group Ltd.	80,000	1,122,511
Jardine Matheson Holdings Ltd.	16,800	399,840
Kerry Properties Ltd.	118,500	744,351
NWS Holdings Ltd.	681,396	1,700,443
Orient Overseas International Ltd.	57,000	557,357
SeaDrill Ltd. *	189,400	4,060,570
Vtech Holdings Ltd.	97,000	818,441
		9,403,513
Brazil—0.2%
Companhia Vale do Rio Doce ADR †	33,000	1,470,150
Vivo Participacoes SA ADR †	159,018	796,680
		2,266,830
Canada—5.4%
Alcan Aluminum Ltd.	37,200	3,043,382
Barrick Gold Corporation	112,600	3,273,282
Cameco Corporation †	13,300	$674,842
Cameco Corporation †	93,500	4,753,342
Canadian Imperial Bank of Commerce	15,000	1,355,536
Canadian Natural Resources Ltd.	56,300	3,751,567
Canadian Pacific Railway Ltd. †	42,582	2,930,493
EnCana Corporation	25,600	1,579,092
Finning International, Inc.	3,000	85,521
First Quantum Minerals Ltd.	13,900	1,189,522
Inmet Mining Corporation	28,500	2,210,883
Manulife Financial Corporation †	21,000	787,648
Methanex Corp.	27,300	679,544
Nortel Networks Corp. *	113,600	2,732,080
Potash Corporation of Saskatchewan, Inc. (foreign shares)	96,700	7,581,600
Research In Motion Ltd. *	23,600	4,763,547
Rogers Communications, Inc. Class B	20,800	889,414
Royal Bank of Canada †	47,700	2,542,623
Shaw Communications, Inc. Class B	22,700	962,111
Sun Life Financial, Inc.	8,800	420,531
Suncor Energy, Inc.	98,300	8,880,501
Teck CominCo Ltd. Class B †	53,200	2,263,830
Telus Corporation	48,600	2,917,739
Telus Corporation Non-voting Shares	17,900	1,057,452
Toronto-Dominion Bank	9,600	658,497
		61,984,579
Cayman Islands—0.2%
China Resources Land Ltd.	1,352,300	2,043,895
Tencent Holdings Ltd.	33,000	132,678
		2,176,573
China—0.4%
China Construction Bank Class H	2,133,000	1,466,958
China High Speed Transmission Equipment Group Co., Ltd. ‡	5,000	4,574
China Life Insurance Co., Ltd. Class H	703,700	2,517,492
China Petroleum & Chemical Corporation Class H	176,000	196,384
China Shenhua Energy Co., Ltd Class H	270,000	942,261
		5,127,669
Denmark—0.4%
AP Moller-Maersk A/S	150	1,800,852
Novo Nordisk A/S Class B	23,300	2,529,769
		4,330,621
Finland—1.5%
Fortum Oyj	237,714	7,414,493
Neste Oil Oyj †	15,600	610,200
Nokia Oyj	200,400	5,618,083
Outokumpu Oyj	13,200	443,161
Stora Enso Oyj Class R	37,400	702,418
UPM-Kymmene Oyj	77,900	1,913,660
		16,702,015
France—11.3%
Accor SA	14,500	1,279,487
Air France	46,400	2,155,058
Air Liquide SA	16,680	2,184,821
Alstom *†	28,472	4,739,172
AXA	126,671	5,435,162

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
BNP Paribas	58,470	$6,932,681
Bouygues SA	163,269	13,654,727
Cap Gemini SA	19,300	1,408,439
Carrefour SA	80,307	5,630,036
Cie Generale D’Optique Essilor International SA	49,500	5,885,044
Dassault Systemes SA	6,700	421,637
Electricite de France	106,843	11,526,981
Groupe Danone	35,700	2,878,123
Haulotte Group	17,900	739,210
LVMH Moet Hennessy Louis Vuitton SA	86,431	9,927,127
Lafarge SA	14,800	2,692,452
L’Oreal SA †	78,000	9,202,932
PagesJaunes SA	18,853	396,141
Pernod-Ricard SA	3,600	793,393
Peugeot SA	16,900	1,359,006
Renault SA	6,400	1,024,629
Rhodia SA *	19,008	862,857
Sanofi-Synthelabo SA	72,200	5,822,264
Schneider Electric SA	22,700	3,174,690
Societe Generale Class A	13,330	2,465,282
Societe Television Francaise[1] †	128,000	4,416,155
Technip SA	50,895	4,198,971
Total SA	120,340	9,739,258
Veolia Environnement †	29,959	2,348,722
Vinci SA	54,822	4,084,333
Vivendi Universal SA	35,600	1,528,654
Wendel	5,600	1,018,356
		129,925,800
Germany—7.6%
Allianz AG †	64,450	15,088,363
Bayer AG	90,858	6,867,082
Bayerische Motoren Werke AG †	11,500	744,200
Celesio AG	4,272	277,101
Commerzbank AG	35,381	1,695,930
Continental AG	5,600	789,143
DaimlerChrysler AG	100,687	9,297,862
Deutsche Bank AG	28,932	4,203,450
Deutsche Post AG	141,889	4,601,998
Deutsche Telekom AG	196,858	3,632,324
Fraport AG †	50,481	3,599,441
Fresenius Medical Care AG & Co. KGaA	18,600	855,866
IVG Immobilien AG †	22,174	862,675
Kloeckner & Co. AG	13,700	991,860
Linde AG †	31,941	3,848,056
MAN AG	5,900	847,582
Metro AG	13,300	1,102,291
Muenchener Rueckversicherungs AG	17,500	3,215,091
RWE AG	25,263	2,691,399
Salzgitter AG	27,400	5,292,976
SAP AG	32,900	1,688,344
Siemens AG	47,235	6,784,971
ThyssenKrupp AG	8,800	523,185
United Internet AG	71,022	1,479,344
Wacker Chemie AG	28,090	6,603,875
		87,584,409
Greece—0.0%
OPAP SA	2,190	77,240
Hong Kong—5.6%
Bank of East Asia Ltd.	648,400	$3,646,958
China Merchants Holdings International Co. Ltd.	502,200	2,431,479
China Mobile Ltd.	578,300	6,222,819
China Netcom Group Corporation Hong Kong Ltd.	773,000	2,134,178
China Unicom Ltd.	2,304,700	3,974,970
CLP Holdings Ltd.	770,000	5,169,541
CNOOC Ltd.	7,350,000	8,349,425
Denway Motors Ltd.	1,631,300	771,996
Hang Lung Properties Ltd.	330,000	1,139,628
Hengan International Group Co. Ltd.	346,000	1,230,494
Hong Kong & China Gas	2,420,000	5,100,254
Hutchison Whampoa Ltd.	889,100	8,827,379
Li & Fung Ltd.	506,400	1,823,015
MTR Corporation	86,700	205,452
Sino Land Company	1,186,000	2,469,584
Sun Hung Kai Properties Ltd.	315,200	3,793,226
Swire Pacific Ltd. Class A	582,322	6,482,447
Wing Lung Bank	45,000	455,349
		64,228,194
Ireland—0.3%
CRH PLC	20,821	1,023,283
CRH PLC	33,100	1,632,809
Depfa Bank PLC	44,500	786,607
		3,442,699
Israel—0.1%
Teva Pharmaceutical Industries Ltd. ADR	16,500	680,625
Italy—1.9%
ENI SpA †	123,619	4,473,976
Esprinet SpA	39,000	784,443
Fiat SpA †	99,600	2,953,041
Hera SpA	126,658	527,689
IFIL-Investments SpA	193,900	2,073,782
Intesa Sanpaola	554,671	4,127,981
Mediobanca SpA †	106,311	2,410,462
UniCredito Italiano SpA	471,130	4,200,315
		21,551,689
Japan—24.7%
Advantest Corporation	83,600	3,629,777
Aeon Company Ltd.	224,200	4,149,915
Ain Pharmaciez, Inc.	2,000	30,469
Aisin Seiki Company Ltd.	88,900	3,252,634
Aloka Co., Ltd.	112,000	1,284,691
Astellas Pharma, Inc.	115,000	4,988,223
Canon, Inc.	188,550	11,026,248
Chugai Pharmaceutical Company Ltd.	105,600	1,892,194
Citizen Holding Co.,Ltd.	34,000	305,758
Credit Saison Company Ltd.	169,300	4,394,150
D&M Holdings, Inc.	176,000	763,642
Daikin Industries Ltd.	137,000	4,976,016
Daito Trust Construction Company Ltd.	94,000	4,463,546
Daiwa House Industry Company Ltd.	40,000	570,121
Denso Corporation	130,800	5,101,380
East Japan Railway Company	83	637,746

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Eisai Company Ltd.	99,000	$4,310,980
Fanuc Ltd.	111,900	11,517,301
Fuji Corp. Ltd.	205,100	763,964
Fuji Machine Manufacturing Co. Ltd.	32,000	745,924
FUJIFILM Holding Corp.	29,900	1,332,661
Futaba Industrial Co. Ltd.	37,000	891,976
Hirose Electric Company Ltd.	40,700	5,337,178
Honda Motor Company Ltd.	191,000	6,916,259
Hoya Corporation	208,300	6,890,652
Idemitsu Kosan Co. Ltd.	6,900	770,001
Inpex Holdings, Inc.	233	2,171,183
Itochu Corporation	333,000	3,845,171
Izumiya Co. Ltd.	110,000	799,770
Japan Tobacco, Inc.	1,120	5,505,330
JSP Corp.	57,000	757,599
Jupiter Telecommunications Co. *	4,060	3,344,816
Kansai Electric Power Company, Inc. (The)	27,100	639,124
Keiyo Co. Ltd.	70,000	497,490
Keyence Corporation	32,840	7,154,228
Kirin Brewery Company Ltd.	117,100	1,746,737
Marubeni Corporation	300,000	2,460,926
Millea Holdings, Inc.	148,700	6,096,312
Mitsubishi Corporation	117,500	3,070,137
Mitsubishi Electric Corporation	126,000	1,163,937
Mitsubishi Estate Company Ltd.	339,900	9,195,937
Mitsubishi Heavy Industries Ltd.	1,069,700	6,831,780
Mitsubishi UFJ Financial Group, Inc.	569	6,253,250
Mitsui & Company Ltd.	234,000	4,656,891
Mitsui Fudosan Company Ltd.	75,300	2,104,636
Mitsui O.S.K. Lines Ltd.	78,000	1,054,641
Mizuho Financial Group, Inc.	565	3,892,415
Murata Manufacturing Company Ltd.	12,900	967,890
NTT DoCoMo, Inc.	3,396	5,356,100
NAC Co. Ltd.	22,600	238,002
Nintendo Company Ltd.	6,300	2,292,091
Nippon Electric Glass Company Ltd.	68,500	1,204,338
Nippon Mining Holdings, Inc.	87,000	829,979
Nippon Telegraph & Telephone Corporation	116	511,902
Nissan Motor Company Ltd.	178,800	1,908,865
Nitto Denko Corporation	72,700	3,654,092
Nomura Holdings, Inc.	38,000	736,025
NTT Data Corporation	381	1,802,609
NTT Urban Development Corporation	557	1,075,526
Obayashi Corporation	116,000	630,166
Odakyu Electric Railway Company Ltd. †	100,000	614,925
Oracle Corporation (Japan)	2,100	92,427
Oriental Yeast Co. Ltd.	114,000	638,581
ORIX Corporation	36,520	9,599,309
Rohm Company Ltd.	64,900	5,743,491
Secom Company Ltd.	98,000	4,610,412
Shimamura Company Ltd. †	42,300	4,506,397
Shin-Etsu Chemical Company Ltd.	96,800	6,891,975
SMC Corporation †	14,300	1,895,508
Softbank Corporation *†	347,400	7,465,368
Sompo Japan Insurance, Inc.	17,700	215,879
Sony Corporation	34,300	1,755,761
Star Micronics Co. Ltd.	23,000	612,040
Sumitomo Chemical Company Ltd.	90,000	602,249
Sumitomo Corporation	380,000	6,908,628
Sumitomo Mitsui Financial Group, Inc.	817	$7,595,124
Sumitomo Realty & Development Company Ltd.	54,000	1,753,674
Suzuki Motor Corporation	123,000	3,483,195
TDK Corporation	22,500	2,171,536
Takeda Pharmaceutical Company Ltd.	99,100	6,384,115
TOA Corporation	58,000	448,805
Tokyo Electric Power Company, Inc. (The)	36,300	1,164,396
Tokyo Electron Ltd.	16,400	1,203,170
Tokyo Gas Company Ltd.	249,000	1,177,418
Tokyu Corporation	155,000	1,033,048
Tokyu Land Corporation	116,500	1,235,295
Toshiba Corporation	406,000	3,527,508
Tostem Inax Holding Corporation	26,400	533,739
Toyota Industries Corporation	11,700	542,099
Toyota Motor Corporation	43,500	2,735,723
Trend Micro, Inc. †	38,000	1,223,448
UMC Japan *	288	46,817
UniCharm Corporation	10,100	571,004
Unipres Corporation	56,000	421,740
Urban Corporation	123,300	2,233,342
Ushio, Inc. †	21,400	473,388
Yahoo Japan Corporation	7,356	2,486,925
Yamada Denki Company Ltd.	20,490	2,133,941
Yamato Transport Company Ltd.	102,200	1,440,674
		283,566,375
Luxembourg—0.2%
RTL Group	9,004	1,029,564
SES	20,100	431,878
SES Global	28,900	622,977
Tenaris SA	32,269	787,248
		2,871,667
Mexico—0.7%
America Movil SA de CV ADR	90,700	5,617,051
Grupo Televisa SA ADR	92,700	2,559,447
		8,176,498
Netherlands—3.0%
ABN AMRO Holding NV	40,340	1,846,329
ASM Lithography Holdings NV New York Registered Shares *	17,700	485,865
ASML Holdings NV *	183,256	5,025,891
Aegon NV	56,307	1,106,225
Akzo Nobel NV	11,200	965,022
Heineken Holding NV Class A	25,743	1,328,691
ING Groep NV	208,760	9,171,660
Royal KPN NV	106,800	1,768,683
Reed Elsevier NV	76,200	1,445,609
Royal Dutch Shell PLC Class A	237,092	9,631,736
Royal Numico NV †	17,080	885,963
Unilever NV	44,200	1,369,207
		35,030,881
Norway—0.6%
DNB NOR ASA	49,500	636,298
Norske Skogindustrier ASA	23,571	339,011
Orkla ASA	124,501	2,345,960
Renewable Energy Corporation AS *†	43,650	1,689,421
Telenor ASA *	74,800	1,461,177
		6,471,867

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Russia—0.7%
	JSC Mining and Metallurgical Company Norilsk Nickel ADR	3,050	$637,450
	NovaTek OAO Sponsored GDR	10,615	551,980
OAO Lukoil Holding ADR	†	43,760	3,356,392
TMK OAO GDR, 144A	* **	13,699	495,904
Unified Energy System GDR	*	20,446	2,759,319
Unified Energy System, GDR	*	250	33,875
			7,834,920
Singapore—1.0%
	Capitaland Ltd.	376,000	1,992,271
	DBS Group Holdings Ltd.	408,000	6,079,611
	SembCorp Industries Ltd.	214,600	799,961
	Singapore Telecommunications Ltd.	308,392	685,938
	United Overseas Bank Ltd.	99,000	1,423,318
			10,981,099
South Africa—0.3%
Harmony Gold Mining Co., Ltd.	*	28,100	400,352
Harmony Gold Mining Co., Ltd., Sponsored ADR	*†	32,400	462,348
	MTN Group Ltd.	78,847	1,074,686
	Naspers Ltd. Class N	19,300	497,217
	Sasol Ltd.	36,800	1,385,389
			3,819,992
South Korea—1.2%
	Hana Financial Group, Inc.	49,249	2,396,802
	Kookmin Bank	43,989	3,858,007
	Kookmin Bank ADR	9,500	833,340
NHN Corp.	*	11,306	2,057,849
Samsung Card Co., Ltd.	*	1,380	84,840
	Samsung Electronics Company Ltd.	1,501	917,591
Samsung Electronics Company Ltd. GDR, 144A	**	5,545	1,716,178
Samsung Electronics GDR, 144A	**	1,520	465,592
SK Telecom Co., Ltd. ADR	†	41,200	1,126,820
			13,457,019
Spain—2.5%
	Banco Bilbao Vizcaya Argentaria SA	164,400	4,013,094
	Banco Santander Central Hispano SA	336,400	6,172,485
	Bolsas y Mercados Espanoles	3,683	214,589
	Gamesa Corporation Tecnologica SA	93,854	3,389,096
Grupo Catalana Occidente SA	*	29,500	1,153,504
	Inditex SA	141,883	8,335,963
	Repsol YPF SA	64,600	2,552,782
	Telefonica SA	137,223	3,048,232
			28,879,745
Sweden—1.6%
	Alfa Laval AB	13,400	805,751
	Assa Abloy AB Class B	31,300	687,393
	Atlas Copco AB Class A	38,800	644,980
	Atlas Copco AB Class B	13,300	207,638
	Hennes & Mauritz AB Class B	89,000	5,251,774
	Nordea Bank AB	255,900	3,988,942
	Telefonaktiebolaget LM Ericsson Class B	1,050,000	4,180,026
	TeliaSonera AB	285,300	2,088,845
			17,855,349
Switzerland—7.1%
	ABB Ltd.	23,900	$537,470
	Adecco SA	51,584	3,980,383
Burckhardt Compression Holding AG	*	2,400	580,884
	Compagnie Financiere Richemont AG Class A	89,754	5,350,912
	Credit Suisse Group	17,498	1,239,007
	Elektrizitaets-Gesellschaft Laufenburg AG	1,530	1,736,990
	Geberit AG	3,800	645,806
	Holcim Ltd.	31,301	3,371,738
	Julius Baer Holding AG	6,400	456,741
	Nestle SA	43,318	16,417,357
	Novartis AG	179,045	10,025,837
OC Oerlikon Corporation AG	*†	3,060	1,617,471
	Roche Holding AG—Bearer	6,487	1,292,769
	Roche Holding AG—Genusschein	46,386	8,197,836
Swiss Reinsurance	†	127,175	11,568,541
	Swisscom AG	3,927	1,339,112
Temenos Group AG	*	25,800	616,974
	UBS AG	168,243	10,035,777
	Vontobel Holding AG	13,500	771,147
	Zurich Financial Services AG	4,000	1,233,341
			81,016,093
Taiwan—0.2%
	High Tech Computer Corp.	30,000	536,861
	Taiwan Semiconductor Manufacturing Company Ltd.	131,655	283,043
	Taiwan Semiconductor Manufacturing Company Ltd. ADR	176,862	1,968,471
			2,788,375
United Kingdom—13.0%
	ARM Holdings PLC	249,100	727,831
	AstraZeneca Group PLC	42,084	2,244,531
	Aveva Group PLC	29,200	538,755
	Axon Group PLC	39,300	622,260
	BG Group PLC	540,000	8,841,571
	BAE Systems PLC	602,800	4,858,567
	Barclays PLC	81,400	1,131,178
	BHP Billiton PLC	212,700	5,901,609
	BP PLC	425,000	5,107,717
	British Land Company PLC	27,400	732,342
	Cadbury Schweppes PLC	48,988	664,103
	Centrica PLC	850,000	6,596,118
	Chaucer Holdings PLC	893,800	1,720,146
	Elementis PLC	533,300	1,051,108
	Eurocamp PLC	78,500	1,366,838
	Game Group PLC	150,500	502,236
	GlaxoSmithKline PLC	182,000	4,735,522
	HSBC Holdings PLC	79,500	1,453,971
	HBOS PLC	181,400	3,563,816
	Hunting PLC	111,800	1,634,701
	ITE Group PLC	261,700	884,511
	Johnston Press PLC	74,900	613,130
	Kingfisher PLC	845,660	3,825,886
	Lavendon Group PLC	64,000	774,059
	Lloyds TSB Group PLC	552,998	6,140,091
	Micro Focus International PLC	192,500	1,005,056
	MJ Gleeson Group PLC	51,700	416,325
	Morrison WM Supermarkets	1,726,006	10,412,158
	National Grid PLC	489,459	7,213,620
Oxford BioMedica PLC	*	961,800	826,493

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
	Pearson PLC	41,700	$701,620
	Persimmon PLC	16,400	378,794
	Reckitt Benckiser PLC	124,000	6,780,462
	Reed Elsevier PLC	74,900	966,864
	Reuters Group PLC	106,900	1,331,051
	Rightmove PLC	98,900	1,238,676
	Rio Tinto PLC	146,900	11,225,188
	Robert Walters PLC	87,100	672,823
	Royal Bank of Scotland Group PLC	576,900	7,291,207
Royal Dutch Shell PLC Class A ADR	†	8,400	682,080
	Royal Dutch Shell PLC Class B	86,639	3,607,385
	SABMiller PLC	111,300	2,814,610
	Scottish & Southern Energy PLC	99,000	2,867,054
SDL PLC	*	64,000	536,714
	Standard Chartered PLC	153,845	5,012,115
	Telecom Plus PLC	496,476	2,066,769
	Tesco PLC	123,400	1,031,236
TI Automotive Ltd.	d	70,000	—
	Vodafone Group PLC	947,501	3,171,161
	Wetherspoon (J.D.)	147,100	1,630,873
	Wilmington Group PLC	143,550	649,437
	Xstrata PLC	112,566	6,693,504
	Yell Group PLC	153,800	1,419,009
			148,874,881
TOTAL COMMON STOCKS
(Cost $879,127,765)			1,112,708,022

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—6.6%
Institutional Money Market Funds—0.1%
Reserve Primary Money Market Fund
5.230%	07/02/2007	††	$1,184,559	1,184,559
Bank & Certificate Deposits/Offshore Time Deposits—5.9%
Abbey National PLC
5.280%	07/05/2007	††	888,419	888,419
BancoBilbao Vizcaya Argentaria SA
5.300%	08/10/2007	††	592,281	592,281
Bank of Montreal
5.310%	08/14/2007	††	592,281	592,281
Bank of Montreal
5.290%	07/02/2007	††	1,184,559	1,184,559
Bank of Montreal
5.280%	07/03/2007	††	1,184,559	1,184,559
Bank of Nova Scotia
5.290%	07/11/2007	††	1,480,700	1,480,700
Bank of Nova Scotia
5.280%	07/09/2007	††	888,419	888,419
Barclays
5.320%	09/04/2007	††	592,281	592,281
Barton Capital LLC
5.310%	07/12/2007	††	888,419	888,419
BNP Paribas
5.350%	07/02/2007	††	1,776,841	1,776,841
CAFCO Funding LLC
5.310%	07/16/2007	††	592,281	592,281
Calyon
5.380%	07/02/2007	††	1,776,841	1,776,841
Canadian Imperial Bank of Commerce
5.300%	07/30/2007	††	2,961,400	2,961,400
Clipper Receivables Corp
5.310%	07/10/2007	††	$1,776,841	$1,776,841
CRC Funding LLC
5.310%	07/16/2007	††	888,419	888,419
Credit Suisse First Boston Corporation
5.290%	07/18/2007	††	2,072,979	2,072,979
Credit Suisse First Boston Corporation
5.290%	07/13/2007	††	888,419	888,419
Den Danske Bank
5.280%	07/09/2007	††	1,184,559	1,184,559
Falcon Asset Securitization Corporation
5.310%	07/17/2007	††	414,596	414,596
First Tennessee Bank
5.300%	07/18/2007	††	592,281	592,281
Fortis Bank
5.300%	07/20/2007	††	1,480,700	1,480,700
Greyhawk Funding
5.290%	07/02/2007	††	592,281	592,281
Jupiter Securitization Corporation
5.320%	07/26/2007	††	888,419	888,419
Lexington Parker Capital Company
5.290%	07/03/2007	††	592,281	592,281
Liberty Street Funding Corporation
5.330%	07/31/2007	††	414,596	414,596
Liberty Street Funding Corporation
5.290%	07/18/2007	††	1,184,559	1,184,559
Liberty Street Funding Corporation
5.280%	07/02/2007	††	1,184,559	1,184,559
Lloyds TSB Bank
5.280%	07/17/2007	††	592,281	592,281
Merrill Lynch & Company
5.340%	07/02/2007	††	10,661,038	10,661,038
Morgan Stanley & Company
5.370%	07/02/2007	††	6,218,939	6,218,939
National Australia Bank
5.320%	07/02/2007	††	1,776,841	1,776,841
Old Line Funding LCC
5.320%	07/12/2007	††	592,281	592,281
Paradigm Funding LLC
5.310%	07/16/2007	††	592,281	592,281
Paradigm Funding LLC
5.300%	07/10/2007	††	2,949,237	2,949,237
Park Avenue Receivables Corp
5.300%	07/09/2007	††	2,949,237	2,949,237
Rabobank Nederland
5.330%	07/02/2007	††	1,776,841	1,776,841
Rabobank Nederland
5.280%	07/05/2007	††	1,480,700	1,480,700
Ranger Funding Corporation
5.330%	08/02/2007	††	1,480,700	1,480,700
Royal Bank of Scotland
5.270%	07/11/2007	††	1,184,559	1,184,559
Sheffield Receivables Corporation
5.290%	07/06/2007	††	296,141	296,141
Skandinaviska Enskilda Banken AB
5.290%	07/19/2007	††	1,480,700	1,480,700
Svenska Handlesbanken
5.300%	07/02/2007	††	2,450,158	2,450,158
Wells Fargo
5.280%	07/12/2007	††	1,480,692	1,480,692
Wells Fargo
5.260%	07/02/2007	††	592,281	592,281
				68,109,677

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint International Fund			Face	Value
CASH EQUIVALENTS—(Continued)
Floating Rate Instruments/Master Notes—0.6%
Bank of America
5.310%	07/10/2007	††	$1,480,700	$1,480,700
Bank of America
5.300%	09/17/2007	††	2,961,400	2,961,400
Bank of America
5.270%	08/17/2007	††	1,480,700	1,480,700
Bank of America
5.270%	07/16/2007	††	888,419	888,419
				6,811,219
TOTAL CASH EQUIVALENTS
(Cost $76,105,455)				76,105,455

REPURCHASE AGREEMENTS—3.0%
United States—3.0%
Investors Bank & Trust Repurchase Agreement dated 06/29/07 due 07/02/07, with a maturity value of $34,674,396 and effective yield of 4.65% collateralized by U.S. Government Agency Obligations with rates ranging from 5.82% to 9.13%, maturity dates ranging from 04/25/13 to 06/15/34 and an aggregate market value of $36,394,013.			34,660,992	34,660,992
TOTAL INVESTMENTS—106.6%
(Cost $989,894,212)				1,223,474,469
Other assets less liabilities—(6.6%)				(75,922,947)
NET ASSETS—100.0%				$1,147,551,522

Notes to the Schedule of Investments:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.22% of Total Investments.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 06/30/2007.

Percentage of Portfolio by Industry (unaudited):

Banking	11.9%
Oil & Gas	10.1%
Insurance	5.9%
Pharmaceuticals	5.0%
Telephone Systems	4.6%
Commercial Services	4.5%
Electronics	4.1%
Metals	4.0%
Financial Services	3.8%
Automotive	3.7%
Electric Utilities	3.6%
Beverages, Food & Tobacco	3.5%
Chemicals	3.3%
Real Estate	3.2%
Retailers	3.0%
Medical Supplies	2.7%
Transportation	2.2%
Media—Broadcasting & Publishing	2.0%
Communications	2.0%
Computer Software & Processing	1.9%
Apparel Retailers	1.6%
Heavy Machinery	1.5%
Food Retailers	1.5%
Cosmetics & Personal Care	1.4%
Building Materials	1.3%
Computers & Information	1.0%
Heavy Construction	0.7%
Distribution/Wholesale	0.5%
Aerospace & Defense	0.4%
Home Construction, Furnishings & Appliances	0.3%
Electrical Equipment	0.3%
Forest Products & Paper	0.3%
Mining	0.2%
Airlines	0.2%
Water Companies	0.2%
Entertainment & Leisure	0.2%
Coal	0.1%
Advertising	0.1%
Lodging	0.1%
Restaurants	0.1%
Containers & Packaging	0.0%
Health Care Providers	0.0%
Metals & Mining	0.0%
Total Common Stocks	97.0%
Bank & Certificate/Offshore Time Deposits	5.9%
Repurchase Agreements	3.0%
Floating Rate Instruments/Master Notes	0.6%
Institutional Money Market Funds	0.1%
Total Cash Equivalents/Repurchase Agreements	9.6%
Total Investments	106.6%
Other assets less liabilities	(6.6)%
Total Net Assets	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—19.8%
Advertising—0.0%
Omnicom Group, Inc., Note
5.900%	04/15/2016	$500,000	$494,728
Aerospace & Defense—0.4%
Boeing Capital Corporation, Senior Note
6.100%	03/01/2011	500,000	511,273
Boeing Company (The), Note
6.125%	02/15/2033	100,000	103,282
Boeing Company (The), Note
5.125%	02/15/2013	250,000	246,430
General Dynamics Corp., Note
4.250%	05/15/2013	1,000,000	937,678
Honeywell International, Inc., Note
7.500%	03/01/2010	1,000,000	1,051,599
Honeywell International, Inc., Note
6.125%	11/01/2011	250,000	256,060
Lockheed Martin Corporation, Note
6.150%	09/01/2036	750,000	750,430
Northrop Grumman Corporation, Note
7.750%	02/15/2031	750,000	894,654
Textron Financial Corporation, Note
6.000%	11/20/2009	200,000	202,447
United Technologies Corporation, Note
6.700%	08/01/2028	150,000	160,678
United Technologies Corporation, Note
6.100%	05/15/2012	50,000	51,357
United Technologies Corporation, Note
4.875%	05/01/2015	500,000	474,373
			5,640,261
Airlines—0.1%
American Airlines, Inc., Series 1999-1, Class A2
7.024%	10/15/2009	157,000	159,453
Continental Airlines, Inc., Series 1998-1, Class 1A
6.648%	09/15/2017	556,725	561,249
FedEx Corporation, Note
9.650%	06/15/2012	150,000	174,824
			895,526
Automotive—0.2%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
7.200%	09/01/2009	350,000	361,412
DaimlerChrysler North America Holding Corporation, Note
8.500%	01/18/2031	1,100,000	1,394,059
DaimlerChrysler North America Holding Corporation, Senior Note
6.500%	11/15/2013	500,000	517,067
Johnson Controls, Inc., Note
5.500%	01/15/2016	750,000	727,422
			2,999,960
Banking—4.1%
American Express Company, Note, (FRN)
6.800%	09/01/2066	1,000,000	1,032,871
Asian Development Bank/Pasig, Global Note (Supra National)
4.250%	10/20/2014	1,000,000	935,037
Associates Corporate of North America, Senior Note
6.950%	11/01/2018	250,000	271,537
Associates Corporate of North America, Subordinated Note
6.875%	11/15/2008	$410,000	$418,037
BAC Capital Trust XI, Guaranteed Note
6.625%	05/23/2036	500,000	511,483
Bank of America Corp., Subordinated Note
5.420%	03/15/2017	700,000	672,307
Bank of America Corporation, Senior Note
5.875%	02/15/2009	1,000,000	1,008,366
Bank of America Corporation, Subordinated Note
7.750%	08/15/2015	750,000	839,937
Bank of America Corporation, Subordinated Note
6.800%	03/15/2028	500,000	530,723
Bank One Corporation, Subordinated Note
5.900%	11/15/2011	750,000	761,467
Bayerische Landesbank Girozentrale, Note
2.875%	10/15/2008	250,000	242,291
BB&T Corporation, Note
5.250%	11/01/2019	500,000	466,838
Branch Banking & Trust Company
5.200%	12/23/2015	150,000	143,137
BSCH Issuances Ltd., Subordinated Note (Cayman Islands)
7.625%	09/14/2010	350,000	372,698
Capital One Bank, Note, (MTN)
5.125%	02/15/2014	500,000	480,590
CIT Group Funding Co. of Canada, Senior Note (Canada)
4.650%	07/01/2010	1,000,000	971,391
CIT Group, Inc., Global Senior Note
5.000%	02/13/2014	500,000	469,607
CIT Group, Inc., Senior Note, (MTN)
4.750%	12/15/2010	1,000,000	970,630
Citigroup, Inc., Subordinated Note
6.125%	08/25/2036	500,000	492,605
Corporacion Andina de Fomento, Note (Supra National)
6.875%	03/15/2012	150,000	157,248
Deutsche Bank Financial, Inc., Note, Convertible, (MTN)
5.375%	03/02/2015	250,000	244,217
European Investment Bank, Global Note (Supra National)
4.125%	09/15/2010	1,500,000	1,458,756
European Investment Bank, Note (Supra National)
5.125%	09/13/2016	1,000,000	985,892
European Investment Bank, Note (Supra National)
4.625%	05/15/2014	500,000	481,601
European Investment Bank, Note (Supra National)
3.375%	06/12/2013	1,000,000	908,263
First Union Institutional Trust I Capital Securities, Note
8.040%	12/01/2026	1,000,000	1,041,174
FleetBoston Financial Corporation, Senior Note
6.875%	01/15/2028	150,000	160,450
General Electric Capital Corp., Note, (MTN)
5.400%	02/15/2017	750,000	724,457
Household Finance Corporation, Note
8.000%	07/15/2010	750,000	801,570
Household Finance Corporation, Note
6.500%	11/15/2008	350,000	355,029
Household Finance Corporation, Note
6.375%	11/27/2012	1,000,000	1,027,835
Household Finance Corporation, Note
4.125%	12/15/2008	1,000,000	982,349
HSBC Bank USA NA, Senior Note, (MTN)
3.875%	09/15/2009	1,500,000	1,454,172
HSBC Finance Corp., Note
7.000%	05/15/2012	1,500,000	1,580,938
HSBC Holdings PLC, Note (United Kingdom)
5.250%	12/12/2012	150,000	147,820

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
ING Capital Funding Trust III
8.439%	12/31/2049		$150,000	$162,946
Inter-American Development Bank (Supra National)
7.375%	01/15/2010		750,000	789,635
Inter-American Development Bank, Global Note (Supra National)
5.375%	11/18/2008	†	2,000,000	2,008,532
International Bank for Reconstruction & Development, Note
7.625%	01/19/2023		1,000,000	1,222,275
International Bank for Reconstruction & Development, Note (Supra National)
3.625%	05/21/2013		150,000	138,386
International Bank for Reconstruction & Development, Note, (MTN) (Supra National)
4.125%	08/12/2009		350,000	343,425
International Finance Corp., Note (Supra National)
5.125%	05/02/2011		1,000,000	999,377
J.P. Morgan Chase & Company
6.625%	03/15/2012		1,500,000	1,561,155
JPMorgan Chase & Company, Global Subordinated Note
5.125%	09/15/2014		750,000	721,260
KFW—Kreditanstalt fuer Wiederaufbau, Global Note (Denmark)
3.250%	03/30/2009		1,000,000	967,892
KFW International Finance, Inc., Note
8.000%	02/15/2010		250,000	265,638
Korea Development Bank, Note (South Korea)
5.750%	09/10/2013		500,000	500,339
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.250%	06/15/2010		1,000,000	974,557
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.125%	10/15/2014		1,000,000	936,137
Landwirtschaftliche Rentenbank, Global Note (Germany)
4.875%	11/16/2015		1,000,000	969,552
Marshall & Ilsley Corporation, Senior Note
4.375%	08/01/2009		500,000	491,418
National City Corporation, Subordinated Note
6.875%	05/15/2019		500,000	534,228
National Rural Utilities Cooperative Finance Corporation, Note
7.250%	03/01/2012		500,000	533,243
PNC Funding Corporation, Subordinated Note
5.250%	11/15/2015		200,000	192,458
Royal Bank of Canada, Note (Canada)
5.650%	07/20/2011		500,000	505,283
Royal Bank of Scotland Group PLC, Global Note (United Kingdom)
5.000%	10/01/2014		750,000	718,477
Royal Bank of Scotland Group PLC, Note (FRN) (United Kingdom)
7.648%	08/29/2049		500,000	559,072
Sanwa Bank Ltd., Note
7.400%	06/15/2011		250,000	266,770
SLM Corporation, Note
3.950%	08/15/2008		1,150,000	1,120,594
SLM Corporation, Note, (MTN)
5.000%	10/01/2013		500,000	427,156
SouthTrust Corporation, Subordinated Note
5.800%	06/15/2014		750,000	749,812
Suntrust Banks, Inc., Subordinated Note
5.200%	01/17/2017		$250,000	$237,112
Swiss Bank Corporation, Subordinated Note
7.000%	10/15/2015		100,000	108,542
U.S. Bank NA, Note
4.800%	04/15/2015		250,000	234,408
UBS AG/Stamford Branch, Note
5.875%	07/15/2016		1,000,000	1,014,726
Wachovia Corporation, Senior Note
5.250%	08/01/2014		1,000,000	972,799
Washington Mutual Bank FA, Global Subordinated Note, (MTN)
5.650%	08/15/2014		250,000	244,232
Washington Mutual, Inc., Note
4.000%	01/15/2009		1,000,000	978,689
Wells Fargo & Company, Note
5.000%	11/15/2014		750,000	717,367
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010		500,000	487,626
Wells Fargo & Company, Subordinated Note
7.550%	06/21/2010		750,000	794,200
Wells Fargo Bank NA, Note
6.450%	02/01/2011		1,000,000	1,031,911
Wells Fargo Bank NA, Note
5.950%	08/26/2036		500,000	491,920
Wells Fargo Financial, Inc., Note
5.500%	08/01/2012		750,000	751,969
Zions Bancorporation, Subordinated Note
6.000%	09/15/2015		500,000	496,759
				51,325,200
Beverages, Food & Tobacco—0.6%
Altria Group, Inc., Note
7.750%	01/15/2027		350,000	410,427
Altria Group, Inc., Note
7.000%	11/04/2013		400,000	424,802
Anheuser-Busch Companies, Inc., Note
6.800%	01/15/2031		350,000	365,804
Archer-Daniels Midland Company, Note
8.375%	04/15/2017		350,000	410,625
Bottling Group LLC, Series B, Senior Note
4.125%	06/15/2015		250,000	222,861
Bunge Ltd. Finance Corporation, Guaranteed Senior Note
5.350%	04/15/2014		500,000	475,639
Campbell Soup Company, Note
4.875%	10/01/2013		250,000	239,903
Cia Brasileira de Bebidas, Guaranteed Note (Brazil)
8.750%	09/15/2013		100,000	114,250
Coca-Cola Enterprises, Inc., Note
8.500%	02/01/2022		150,000	183,841
ConAgra Foods, Inc., Note
6.750%	09/15/2011		97,000	100,833
ConAgra Foods, Inc., Senior Note
7.125%	10/01/2026		500,000	528,016
ConAgra Foods, Inc., Senior Note
5.819%	06/15/2017		153,000	149,212
Coors Brewing Company, Senior Note
6.375%	05/15/2012		500,000	512,513
Diageo Capital PLC, Guaranteed Note (United Kingdom)
4.375%	05/03/2010		500,000	486,014
Diageo Finance BV, Guaranteed Note (Netherlands)
5.300%	10/28/2015		750,000	720,778
General Mills, Inc., Note
5.700%	02/15/2017		500,000	488,226
HJ Heinz Company, Guaranteed Note
6.625%	07/15/2011		250,000	257,444

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kellogg Company, Note
6.600%	04/01/2011	$750,000	$776,038
Kraft Foods, Inc., Global Note
6.500%	11/01/2031	100,000	96,963
Kraft Foods, Inc., Global Note
5.625%	11/01/2011	350,000	347,590
Unilever Capital Corporation, Note
7.125%	11/01/2010	500,000	524,496
			7,836,275
Building Materials—0.3%
CRH America, Inc., Note
6.000%	09/30/2016	750,000	742,856
Hanson Australia Funding Ltd., Note (Australia)
5.250%	03/15/2013	100,000	97,876
Hanson PLC, Note (United Kingdom)
6.125%	08/15/2016	1,000,000	1,025,520
Home Depot, Inc., Senior Note
4.625%	08/15/2010	500,000	485,841
Lafarge SA, Note (France)
6.500%	07/15/2016	750,000	769,003
			3,121,096
Chemicals—0.2%
Dow Chemical Company, Note
7.375%	11/01/2029	250,000	271,353
Dow Chemical Company, Note
6.000%	10/01/2012	150,000	151,729
Du Pont (E.I.) de Nemours & Company, Note
6.875%	10/15/2009	150,000	155,020
EI Du Pont de Nemours & Company, Note
4.750%	11/15/2012	500,000	480,353
Monsanto Co., Note
5.500%	08/15/2035	500,000	457,873
Potash Corporation of Saskatchewan, Note (Canada)
4.875%	03/01/2013	500,000	474,696
Praxair, Inc., Note
3.950%	06/01/2013	150,000	137,919
Rohm & Haas Company, Note
7.850%	07/15/2029	150,000	171,895
			2,300,838
Commercial Services—0.1%
PHH Corporation, Note
7.125%	03/01/2013	100,000	105,758
RR Donnelley & Sons Co., Note
4.950%	04/01/2014	550,000	503,163
USA Waste Services, Inc., Senior Note
7.000%	07/15/2028	550,000	557,569
			1,166,490
Communications—0.0%
Motorola, Inc., Note
7.500%	05/15/2025	500,000	527,404
Computer Software & Processing—0.1%
Computer Sciences Corporation, Senior Note
7.375%	06/15/2011	100,000	105,219
Electronic Data Systems Corporation, Series B, Senior Note
6.500%	08/01/2013	150,000	148,436
Oracle Corp. and Ozark Holding, Inc., Note
5.250%	01/15/2016	$1,000,000	$960,466
			1,214,121
Computers & Information—0.2%
International Business Machines Corporation, Note
7.000%	10/30/2025	500,000	554,170
International Business Machines Corporation, Note
4.750%	11/29/2012	250,000	241,934
International Business Machines Corporation, Note, (MTN)
4.375%	06/01/2009	1,000,000	984,755
Pitney Bowes, Inc., Global Note, (MTN)
4.750%	01/15/2016	200,000	184,062
Pitney Bowes, Inc., Senior Note
5.000%	03/15/2015	500,000	469,864
			2,434,785
Cosmetics & Personal Care—0.1%
Procter & Gamble Company, Global Note
6.875%	09/15/2009	750,000	774,504
Procter & Gamble Company, Note
5.800%	08/15/2034	250,000	244,143
			1,018,647
Electric Utilities—1.4%
Alabama Power Company, Senior Note
5.500%	10/15/2017	150,000	145,973
American Electric Power Company, Inc., Series C, Senior Note
5.375%	03/15/2010	250,000	249,341
Arizona Public Service Company, Note
6.500%	03/01/2012	150,000	153,756
Cincinnati Gas & Electric Company, Note
5.700%	09/15/2012	150,000	150,086
Columbus Southern Power Company, Series A, Senior Note
5.500%	03/01/2013	150,000	147,773
Consolidated Edison Company of New York, Inc., Note
4.875%	02/01/2013	200,000	193,086
Consolidated Edison Company of New York, Note
5.300%	03/01/2035	500,000	441,505
Constellation Energy Group, Inc., Note
7.600%	04/01/2032	150,000	166,024
Consumers Energy Co., Note
5.500%	08/15/2016	150,000	145,807
Dominion Resources, Inc., Senior Note
8.125%	06/15/2010	350,000	377,126
Dominion Resources, Inc., Series A, Senior Note
7.195%	09/15/2014	350,000	382,863
DTE Energy Company, Note
7.050%	06/01/2011	350,000	366,000
Duke Capital Corporation, Senior Note
4.370%	03/01/2009	250,000	245,573
Duke Energy Corporation, Senior Note
6.450%	10/15/2032	500,000	515,274
Duke Energy Field Services Corporation LLC, Note
7.875%	08/16/2010	350,000	371,940
Energy East Corp., Note
6.750%	07/15/2036	500,000	519,693
Exelon Corp., Senior Note
4.900%	06/15/2015	350,000	322,607
Exelon Generation Company LLC, Senior Note
6.950%	06/15/2011	500,000	519,546
FirstEnergy Corporation, Series B, Note
6.450%	11/15/2011	175,000	179,616
FirstEnergy Corporation, Series C, Note
7.375%	11/15/2031	675,000	732,868

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Florida Power & Light Co., Note
4.950%	06/01/2035	$500,000	$425,816
Florida Power & Light Company, Note
5.625%	04/01/2034	50,000	47,020
Florida Power & Light Company, Note
4.850%	02/01/2013	150,000	144,256
FPL Group Capital, Inc., Guaranteed Note
7.375%	06/01/2009	100,000	103,405
Jersey Central Power & Light, Global Note
5.625%	05/01/2016	500,000	486,919
KeySpan Corporation, Note
7.625%	11/15/2010	350,000	372,088
Midamerican Energy Company, Note
6.750%	12/30/2031	250,000	268,587
Midamerican Energy Holdings Co., Senior Note
6.125%	04/01/2036	500,000	484,649
Midamerican Energy Holdings Company, Senior Note, Class D
5.000%	02/15/2014	150,000	143,796
National Grid PLC
6.300%	08/01/2016	1,250,000	1,274,996
Nisource Finance Corp., Guaranteed Note
5.450%	09/15/2020	500,000	453,291
NiSource Finance Corporation, Guaranteed Note
7.875%	11/15/2010	50,000	53,278
Northern States Power Company, Series A, Note
8.000%	08/28/2012	150,000	165,587
Oncor Electric Delivery Company, Senior Secured Note
6.375%	05/01/2012	350,000	357,514
Ontario Electricity Financial Corporation, Note (Canada)
7.450%	03/31/2013	350,000	385,654
Pacific Gas & Electric Company, Note
6.050%	03/01/2034	500,000	485,916
Pacific Gas & Electric Company, Note
4.800%	03/01/2014	1,000,000	946,414
Pepco Holdings, Inc., Note
6.450%	08/15/2012	150,000	154,081
Progress Energy, Inc., Senior Note
7.750%	03/01/2031	250,000	289,872
Progress Energy, Inc., Senior Note
7.100%	03/01/2011	188,000	197,155
PSEG Power LLC, Senior Note
8.625%	04/15/2031	500,000	613,039
Public Service Company of Colorado, Series 12, Note
4.875%	03/01/2013	200,000	191,730
Public Service Electric & Gas Company, Note
5.125%	09/01/2012	150,000	146,803
Scottish Power PLC, Note (United Kingdom)
5.375%	03/15/2015	500,000	487,519
South Carolina Electric & Gas Company, Note
5.300%	05/15/2033	150,000	134,869
Southern California Edison Company, Note
6.650%	04/01/2029	500,000	526,112
Southern Power Co., Senior Note
4.875%	07/15/2015	1,000,000	930,339
TXU Energy Company LLC, Senior Note
7.000%	03/15/2013	150,000	154,904
Virginia Electric and Power Co., Senior Note
6.000%	01/15/2036	600,000	576,436
Wisconsin Electric Power, Note
5.625%	05/15/2033	250,000	234,381
			17,562,883
Electrical Equipment—0.1%
Cooper Industries, Inc., Guaranteed Senior Note
5.500%	11/01/2009	$100,000	$100,117
Emerson Electric Company, Note
5.000%	12/15/2014	150,000	144,287
General Electric Company
5.000%	02/01/2013	800,000	776,558
			1,020,962
Electronics—0.1%
Arrow Electronics, Inc., Note
6.875%	07/01/2013	250,000	258,769
Cisco Systems, Inc., Senior Note
5.500%	02/22/2016	1,000,000	977,460
			1,236,229
Entertainment & Leisure—0.3%
News America Holdings, Guaranteed Senior Note
7.750%	12/01/2045	200,000	220,075
News America Holdings, Inc., Note
8.000%	10/17/2016	150,000	169,133
News America Holdings, Inc., Note
7.600%	10/11/2015	350,000	384,104
News America, Inc., Note
5.300%	12/15/2014	500,000	483,736
Time Warner, Inc., Note
7.625%	04/15/2031	1,000,000	1,074,408
Time Warner, Inc., Note
6.875%	05/01/2012	150,000	156,650
Walt Disney Company, Note, (MTN)
7.000%	03/01/2032	500,000	557,290
Walt Disney Company, Note, (MTN)
6.375%	03/01/2012	250,000	259,218
			3,304,614
Financial Services—3.6%
Abbey National PLC, Note (United Kingdom)
7.950%	10/26/2029	250,000	301,147
Allstate Life Global Fund Trust, Series 2004-1, Note
4.500%	05/29/2009	250,000	246,676
Amvescap PLC, Senior Note
5.375%	02/27/2013	100,000	97,230
Bank of Tokyo-Mitsubishi Ltd. (The), Global Senior Subordinated Note (Japan)
8.400%	04/15/2010	250,000	268,620
Bear Stearns Companies (The), Inc., Note
7.625%	12/07/2009	1,000,000	1,046,096
Bear Stearns Companies, Inc., (The), Note
5.700%	11/15/2014	50,000	49,103
Bear Stearns Companies, Inc., (The), Note
2.875%	07/02/2008	1,000,000	974,158
Bear Stearns Cos. (The), Inc., Global Note
4.500%	10/28/2010	1,000,000	967,806
Berkshire Hathaway Finance Corp., Guaranteed Senior Note
4.850%	01/15/2015	1,000,000	951,486
Berkshire Hathaway Finance Corp., Guaranteed Senior Note
4.125%	01/15/2010	500,000	486,405
BHP Finance USA Ltd., Guaranteed Senior Note
4.800%	04/15/2013	150,000	143,373
Citigroup, Inc., Global Note
5.850%	12/11/2034	500,000	479,257
Citigroup, Inc., Global Senior Note
6.500%	01/18/2011	1,000,000	1,032,087
Citigroup, Inc., Global Senior Note
6.000%	02/21/2012	350,000	356,885

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Citigroup, Inc., Global Subordinated Note
6.625%	06/15/2032	$150,000	$156,762
Citigroup, Inc., Global Subordinated Note
5.625%	08/27/2012	150,000	150,198
Citigroup, Inc., Subordinated Note
5.000%	09/15/2014	2,513,000	2,394,067
Countrywide Financial Corp., Note
6.250%	05/15/2016	1,500,000	1,475,622
Credit Suisse First Boston USA, Inc., Global Note
4.875%	01/15/2015	1,000,000	948,056
Credit Suisse First Boston USA, Inc., Note
6.500%	01/15/2012	350,000	362,875
Credit Suisse First Boston USA, Inc., Note
6.125%	11/15/2011	1,000,000	1,022,800
Credit Suisse First Boston USA, Inc., Note
5.500%	08/15/2013	150,000	148,945
Credit Suisse First Boston USA, Inc., Senior Global Note
5.125%	01/15/2014	500,000	485,547
Export-Import Bank Of Korea (South Korea)
5.125%	03/16/2015	500,000	480,439
General Electric Capital Corp., Note
4.125%	09/01/2009	1,000,000	976,285
General Electric Capital Corp., Note, (MTN)
5.450%	01/15/2013	1,000,000	990,737
General Electric Capital Corporation, Note
6.000%	06/15/2012	1,000,000	1,018,915
General Electric Capital Corporation, Note
4.625%	09/15/2009	1,000,000	986,567
General Electric Capital Corporation, Note, (MTN)
6.750%	03/15/2032	750,000	816,263
General Electric Capital Corporation, Note, (MTN)
5.875%	02/15/2012	500,000	506,360
Goldman Sachs Group, Inc., Global Note
5.125%	01/15/2015	500,000	475,847
Goldman Sachs Group, Inc., Global Subordinated Note
5.950%	01/15/2027	1,000,000	942,236
Goldman Sachs Group, Inc., Guaranteed Note
6.345%	02/15/2034	500,000	478,347
Goldman Sachs Group, Inc., Note
6.875%	01/15/2011	250,000	260,242
Goldman Sachs Group, Inc., Senior Note
6.600%	01/15/2012	650,000	673,741
Goldman Sachs Group, Inc., Senior Note
6.125%	02/15/2033	700,000	669,809
Goldman Sachs Group, Inc., Senior Note
5.700%	09/01/2012	250,000	250,125
Goldman Sachs Group, Inc., Senior Note
5.150%	01/15/2014	500,000	481,108
Goldman Sachs Group, Inc., Series B, Note, (MTN)
7.350%	10/01/2009	750,000	780,854
Household Finance Corporation
6.375%	10/15/2011	1,750,000	1,799,826
JP Morgan & Company, Inc., Note
6.000%	01/15/2009	350,000	352,498
JP Morgan Chase & Company, Global Subordinated Note
5.750%	01/02/2013	1,750,000	1,752,490
JP Morgan Chase & Company, Note
6.750%	02/01/2011	750,000	779,834
Lehman Brothers Holdings, Inc., Note
7.875%	08/15/2010	1,000,000	1,067,050
Lehman Brothers Holdings, Inc., Note, (MTN)
6.625%	01/18/2012	$750,000	$778,694
Lehman Brothers Holdings, Inc., Note, (MTN)
4.500%	07/26/2010	1,000,000	972,811
Merrill Lynch & Company, Inc., Note, (MTN)
5.450%	07/15/2014	500,000	489,727
Merrill Lynch & Company, Inc., Note
6.000%	02/17/2009	1,000,000	1,009,330
Merrill Lynch & Company, Inc., Note, (MTN)
4.125%	09/10/2009	500,000	487,590
Merrill Lynch & Company, Inc., Subordinated Note
6.220%	09/15/2026	1,000,000	976,993
Merrill Lynch & Company., Inc., Note
6.875%	11/15/2018	250,000	266,871
Morgan Stanley, Global Note
6.750%	04/15/2011	1,000,000	1,037,685
Morgan Stanley, Note
8.000%	06/15/2010	750,000	801,548
Morgan Stanley, Note
7.250%	04/01/2032	100,000	111,277
Morgan Stanley, Note
4.750%	04/01/2014	1,000,000	935,157
Morgan Stanley, Note
3.875%	01/15/2009	2,750,000	2,692,228
Morgan Stanley, Series E, Note, (MTN)
5.450%	01/09/2017	1,000,000	948,561
MUFG Capital Finance 1, Ltd., Secured Note (Cayman Islands)
6.346%	07/29/2049	1,000,000	984,243
Residential Capital Corp., Note
6.875%	06/30/2015	500,000	485,689
Residential Capital Corp., Senior Note
6.000%	02/22/2011	550,000	532,626
Residential Capital Corporation, Note
6.375%	06/30/2010	350,000	345,713
Rio Tinto Finance USA Ltd., Guaranteed Note (Australia)
2.625%	09/30/2008	100,000	96,551
Swiss Bank Corporation of New York, Note, (MTN)
7.375%	06/15/2017	100,000	112,208
U.S. Bank National Association, Note, (MTN)
6.375%	08/01/2011	750,000	773,302
			45,923,578
Food Retailers—0.1%
Kroger Co. (The), Senior Note
7.500%	04/01/2031	700,000	737,192
Safeway, Inc., Note
7.500%	09/15/2009	800,000	832,136
			1,569,328
Forest Products & Paper—0.1%
Kimberly Clark Corporation, Note
5.625%	02/15/2012	250,000	250,687
MeadWestvaco Corporation, Note
6.850%	04/01/2012	150,000	154,813
Weyerhaeuser Company, Note
7.375%	03/15/2032	1,000,000	1,017,342
Weyerhaeuser Company, Note
6.750%	03/15/2012	100,000	103,569
			1,526,411
Heavy Construction—0.1%
Centex Corporation, Senior Note
4.550%	11/01/2010	1,000,000	954,537
Lennar Corporation, Series B, Senior Note
5.500%	09/01/2014	500,000	470,068
			1,424,605

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Heavy Machinery—0.2%
Caterpillar, Inc., Note
6.050%	08/15/2036	$500,000	$493,558
Caterpillar, Inc., Senior Note
7.250%	09/15/2009	750,000	778,593
Deere & Company, Global Note
6.950%	04/25/2014	250,000	268,352
John Deere Capital Corporation, Note
7.000%	03/15/2012	350,000	370,421
			1,910,924
Home Construction, Furnishings & Appliances—0.1%
MDC Holdings, Inc., Senior Note
5.500%	05/15/2013	500,000	477,605
Newell Rubbermaid, Inc., Note
4.625%	12/15/2009	100,000	98,233
Pulte Homes, Inc., Senior Note
7.875%	08/01/2011	350,000	363,533
			939,371
Household Products—0.1%
Fortune Brands, Inc., Note
5.375%	01/15/2016	1,250,000	1,162,493
Insurance—1.3%
Aetna, Inc., Senior Note
6.625%	06/15/2036	1,000,000	1,020,917
Allstate Corporation (The), Senior Note
7.200%	12/01/2009	750,000	779,808
Allstate Corporation (The), Senior Note
5.350%	06/01/2033	500,000	441,266
American International Group, Inc., Global Senior Note
4.250%	05/15/2013	100,000	93,399
American International Group, Inc., Note
6.250%	05/01/2036	500,000	506,319
American International Group, Inc., Note
5.050%	10/01/2015	750,000	715,139
Anthem, Inc., Note
6.800%	08/01/2012	150,000	157,174
Assurant, Inc., Global Note
5.625%	02/15/2014	500,000	489,995
Assurant, Inc., Senior Note
6.750%	02/15/2034	650,000	669,128
Axa Company (France)
8.600%	12/15/2030	250,000	305,482
AXA Financial, Inc., Senior Note
7.750%	08/01/2010	100,000	106,529
Cigna Corp., Senior Note
6.150%	11/15/2036	500,000	477,847
Cincinnati Financial Corp., Senior Note
6.125%	11/01/2034	500,000	483,026
General Electric Global Insurance Holding Corporation, Note
7.500%	06/15/2010	150,000	157,674
Hartford Financial Services Group, Inc., Senior Note
6.100%	10/01/2041	150,000	145,892
ING Groep NV, Secured Note, (FRN) (Netherlands)
5.775%	12/08/2049	1,000,000	966,728
International Lease Finance Corp., Note, (MTN)
5.450%	03/24/2011	1,000,000	996,299
Lincoln National Corp., Note, (FRN)
7.000%	05/17/2066	1,000,000	1,027,767
Marsh & McLennan Cos., Inc., Senior Note
5.750%	09/15/2015	$1,000,000	$946,445
MetLife, Inc., Note
5.000%	11/24/2013	500,000	481,360
MetLife, Inc., Senior Note
6.500%	12/15/2032	100,000	103,173
Metlife, Inc., Senior Note
5.700%	06/15/2035	1,000,000	927,240
Metlife, Inc., Senior Note
5.000%	06/15/2015	1,000,000	945,655
Progressive Corporation (The), Senior Note
6.625%	03/01/2029	150,000	160,661
Protective Life Secured Trust, Note, (MTN)
4.000%	04/01/2011	400,000	381,610
Prudential Financial, Inc., Note, (MTN)
5.100%	09/20/2014	500,000	479,766
Radian Group, Inc., Senior Note
5.625%	02/15/2013	100,000	99,211
Safeco Corporation, Senior Note
4.875%	02/01/2010	150,000	147,314
Travelers Property Casualty Corporation, Note
7.750%	04/15/2026	500,000	575,779
UnitedHealth Group, Inc., Note
3.750%	02/10/2009	1,150,000	1,120,300
WellPoint, Inc., Note
5.250%	01/15/2016	1,000,000	950,163
			16,859,066
Lodging—0.0%
Wyndham Worldwide Corp., Note
6.000%	12/01/2016	435,000	420,285
Media—Broadcasting & Publishing—0.6%
British Sky Broadcasting PLC, Note (United Kingdom)
8.200%	07/15/2009	250,000	262,315
Comcast Cable Communications Holdings, Inc., Note
9.455%	11/15/2022	400,000	508,790
Comcast Cable Communications Holdings, Inc., Note
8.375%	03/15/2013	500,000	558,794
Comcast Corp., Note
5.850%	01/15/2010	1,000,000	1,007,245
Comcast Corp., Note
5.650%	06/15/2035	500,000	436,419
Comcast Corp., Note
5.300%	01/15/2014	500,000	482,620
Comcast Corporation, Note
7.050%	03/15/2033	500,000	517,618
COX Communications, Inc., Note
5.500%	10/01/2015	75,000	72,182
COX Communications, Inc., Note
5.450%	12/15/2014	300,000	290,672
COX Communications, Inc., Note
4.625%	06/01/2013	250,000	234,446
Time Warner Entertainment Company, LP, Senior Note
8.375%	03/15/2023	1,000,000	1,150,568
Viacom, Inc., Senior Note
7.875%	07/30/2030	250,000	259,211
Viacom, Inc., Senior Note
6.625%	05/15/2011	1,000,000	1,027,289
Viacom, Inc., Senior Note
6.250%	04/30/2016	1,000,000	986,592
Viacom, Inc., Senior Note
5.625%	08/15/2012	50,000	49,213
			7,843,974
Medical Supplies—0.0%
Johnson & Johnson, Note
4.950%	05/15/2033	200,000	179,697

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Metals—0.3%
Alcan, Inc., Note (Canada)
6.125%	12/15/2033		$150,000	$139,810
Alcan, Inc., Senior Note (Canada)
4.875%	09/15/2012		350,000	334,109
Alcoa, Inc., Note
7.375%	08/01/2010		750,000	786,104
Alcoa, Inc., Note
6.500%	06/01/2011		1,000,000	1,024,122
Vale Overseas Ltd., Guaranteed Note (Cayman Islands)
6.875%	11/21/2036		600,000	604,612
Vale Overseas, Ltd, Guaranteed Note (Cayman Islands)
6.250%	01/23/2017		750,000	747,615
				3,636,372
Oil & Gas—1.4%
Alberta Energy Ltd., Note
7.375%	11/01/2031		400,000	439,924
Amerada Hess Corp., Note
7.300%	08/15/2031		250,000	268,890
Amerada Hess Corporation
6.650%	08/15/2011		150,000	155,118
Anadarko Petroleum Corp., Senior Note
6.450%	09/15/2036		500,000	482,455
Apache Finance Canada Corporation, Note (Canada)
7.750%	12/15/2029		150,000	173,049
Burlington Resources Finance Company, Guaranteed Note (Canada)
7.200%	08/15/2031		150,000	168,934
Canadian Natural Resources Ltd., Note (Canada)
5.850%	02/01/2035		500,000	452,168
Canadian Natural Resources Ltd., Note (Canada)
5.450%	10/01/2012		250,000	247,458
CenterPoint Energy Resources Corp., Series B, Senior Note
7.875%	04/01/2013		850,000	928,883
Conoco, Inc., Note
6.950%	04/15/2029		1,250,000	1,368,170
Consolidated Natural Gas Company, Senior Note
5.000%	03/01/2014		250,000	238,536
Devon Financing Corporation ULC, Note
7.875%	09/30/2031		500,000	580,870
Devon Financing Corporation ULC, Note
6.875%	09/30/2011		750,000	783,667
Enbridge Energy Partners, LP, Note
4.000%	01/15/2009		50,000	48,902
Energy Transfer Partners, LP, Note
5.950%	02/01/2015		750,000	739,176
Enterprise Products Operating, LP, Note
4.950%	06/01/2010		150,000	147,395
Enterprise Products Operating, LP, Series B, Senior Note
5.600%	10/15/2014		150,000	146,034
Enterprise Products Partners, LP, Senior Note
6.875%	03/01/2033		150,000	153,084
Kinder Morgan Energy Partners, LP, Note
7.300%	08/15/2033		500,000	523,689
Kinder Morgan Energy Partners, LP, Note
6.750%	03/15/2011		500,000	517,856
Marathon Oil Corporation, Note
6.125%	03/15/2012		350,000	356,664
Nexen, Inc., Note (Canada)
5.050%	11/20/2013		250,000	238,317
Norsk Hydro AS, Note (Norway)
6.360%	01/15/2009		450,000	455,817
Pemex Project Funding Master Trust, Guaranteed Note
9.375%	12/02/2008		$350,000	$368,900
Pemex Project Funding Master Trust, Note
9.125%	10/13/2010		350,000	385,875
Pemex Project Funding Master Trust, Note
8.625%	02/01/2022		750,000	926,131
Pemex Project Funding Master Trust, Note
7.375%	12/15/2014		350,000	382,146
Petrobras International Finance Co., Note (Cayman Islands)
6.125%	10/06/2016		500,000	492,500
Petro-Canada, Senior Note (Canada)
5.950%	05/15/2035		250,000	230,937
Plains All American Pipeline, LP/PAA Finance Corp., Senior Note
6.650%	01/15/2037	*	250,000	247,278
Shell International Finance BV, Guaranteed Note (Netherlands)
5.625%	06/27/2011		1,000,000	1,008,476
Southern California Gas Company, Note
4.800%	10/01/2012		100,000	96,600
Suncor Energy, Inc., Note
7.150%	02/01/2032		500,000	544,916
Texaco Capital, Inc., Note
5.500%	01/15/2009		350,000	351,048
TransCanada Corp., Senior Note (Canada)
5.850%	03/15/2036		500,000	474,184
TransCanada Pipelines Ltd., Note (Canada)
4.000%	06/15/2013		250,000	228,344
Transocean, Inc., Note (Cayman Islands)
7.375%	04/15/2018		100,000	107,812
Union Pacific Resources Group, Inc., Note
7.150%	05/15/2028		350,000	357,025
Valero Energy Corporation, Note
4.750%	06/15/2013		500,000	474,817
XTO Energy, Inc., Senior Note
4.900%	02/01/2014		750,000	710,738
				17,002,783
Pharmaceuticals—0.6%
Abbott Laboratories, Note
5.875%	05/15/2016		1,000,000	1,001,967
Abbott Laboratories, Note
3.500%	02/17/2009		250,000	243,080
American Home Products Corporation, Senior Note
6.950%	03/15/2011		250,000	261,844
Eli Lilly & Company, Note
6.770%	01/01/2036		250,000	273,576
Genentech, Inc., Senior Note
5.250%	07/15/2035		600,000	531,533
Genentech, Inc., Senior Note
4.750%	07/15/2015		200,000	187,219
Genentech, Inc., Senior Note
4.400%	07/15/2010		100,000	97,334
GlaxoSmithKline Capital, Inc., Guaranteed Note
4.375%	04/15/2014		500,000	465,737
Merck & Company, Inc., Note
4.750%	03/01/2015		1,250,000	1,177,889
Merck & Company, Inc., Senior Note
4.375%	02/15/2013		200,000	188,905
Pharmacia Corporation, Note
6.500%	12/01/2018		350,000	371,562
Schering-Plough Corp., Senior Note
5.550%	12/01/2013		1,000,000	1,005,021
Schering-Plough Corporation, Senior Note
6.750%	12/01/2033		250,000	268,827
Wyeth, Note
5.500%	03/15/2013		100,000	99,074
Wyeth, Senior Note
6.500%	02/01/2034		250,000	257,871

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Wyeth, Senior Note
5.500%	02/01/2014	$1,250,000	$1,233,658
			7,665,097
Real Estate—0.2%
Boston Properties, Inc. REIT
6.250%	01/15/2013	750,000	769,970
Camden Property Trust REIT, Note
5.000%	06/15/2015	200,000	188,153
ERP Operating, LP, Note
5.200%	04/01/2013	250,000	243,129
ERP Operating, LP, Senior Note
5.375%	08/01/2016	500,000	480,326
Simon Property Group, LP REIT, Note
6.350%	08/28/2012	250,000	258,015
			1,939,593
Restaurants—0.0%
Yum! Brands, Inc., Senior Note
7.700%	07/01/2012	250,000	269,707
Retailers—0.4%
CVS Corporation, Note
4.875%	09/15/2014	530,000	494,709
Federated Department Stores, Inc., Senior Note
6.900%	04/01/2029	500,000	478,029
Federated Department Stores, Inc., Senior Note
6.300%	04/01/2009	253,000	255,537
Federated Retail Holdings, Inc., Guaranteed Senior Note
5.900%	12/01/2016	750,000	732,271
Limited Brands, Note
5.250%	11/01/2014	250,000	232,885
May Department Stores Company (The), Note
5.750%	07/15/2014	250,000	239,989
Target Corporation, Note
7.000%	07/15/2031	350,000	382,628
Wal-Mart Stores, Inc., Note
7.550%	02/15/2030	750,000	873,892
Wal-Mart Stores, Inc., Note
6.875%	08/10/2009	750,000	773,825
Wal-Mart Stores, Inc., Note
4.550%	05/01/2013	500,000	474,257
Wal-Mart Stores, Inc., Note
4.125%	02/15/2011	250,000	240,240
			5,178,262
Sovereign—0.1%
Quebec Province (Canada)
5.125%	11/14/2016	750,000	729,053
Svensk Exportkredit AB, Note (Sweden)
5.125%	03/01/2017	500,000	487,888
			1,216,941
Telephone Systems—2.0%
America Movil SA de CV, Guaranteed Senior Note (Mexico)
5.500%	03/01/2014	100,000	98,235
AT&T Corporation (FRN)
8.050%	11/15/2011	1,000,000	1,065,475
AT&T Wireless Services, Inc., Senior Note
8.750%	03/01/2031	250,000	312,532
AT&T Wireless Services, Inc., Senior Note
7.875%	03/01/2011	750,000	807,025
Bellsouth Capital Funding Corporation, Note
7.875%	02/15/2030	$900,000	$1,018,967
BellSouth Corporation, Note
6.875%	10/15/2031	350,000	361,176
BellSouth Corporation, Note
6.000%	10/15/2011	250,000	253,401
British Telecommunications PLC, Note (United Kingdom)
8.875%	12/15/2030	150,000	196,868
British Telecommunications PLC, Note (United Kingdom)
8.375%	12/15/2010	2,000,000	2,187,172
Cingular Wireless LLC, Senior Note
6.500%	12/15/2011	250,000	258,784
Deutsche Telekom International Finance BV, Guaranteed Note (Netherlands)
8.250%	06/15/2030	750,000	901,461
Deutsche Telekom International Finance BV, Note, Step Bond (Netherlands)
8.000%	06/15/2010	700,000	746,590
Embarq Corp., Note
7.082%	06/01/2016	1,250,000	1,259,059
France Telecom SA, Global Step Note, (FRN) (France)
8.500%	03/01/2031	500,000	630,056
France Telecom SA, Global Step Note, (FRN) (France)
7.750%	03/01/2011	100,000	106,923
GTE Corp., Note
6.940%	04/15/2028	750,000	773,515
GTE Corporation, Note
7.510%	04/01/2009	200,000	206,505
Koninklijve KPN NV, Note (Netherlands)
8.000%	10/01/2010	350,000	374,863
SBC Communications, Inc., Global Note
6.250%	03/15/2011	250,000	255,623
SBC Communications, Inc., Global Note
6.150%	09/15/2034	500,000	480,948
SBC Communications, Inc., Global Note
5.300%	11/15/2010	1,250,000	1,245,055
SBC Communications, Inc., Global Note
5.100%	09/15/2014	500,000	477,625
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009	750,000	759,539
Sprint Capital Corporation, Note
8.375%	03/15/2012	850,000	926,886
Sprint Capital Corporation, Note
6.875%	11/15/2028	500,000	477,226
Sprint Capital Corporation, Note
6.125%	11/15/2008	1,000,000	1,005,990
Sprint Nextel Corp., Note
6.000%	12/01/2016	500,000	475,161
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
6.000%	09/30/2014	250,000	225,944
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
4.950%	09/30/2014	1,500,000	1,391,853
Telecom Italia Capital SA, Series B, Senior Note (Luxembourg)
5.250%	11/15/2013	350,000	333,948
Telefonica Emisones SAU, Guaranteed Senior Note (Spain)
6.421%	06/20/2016	500,000	507,833
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030	350,000	407,930
Verizon Global Funding Corporation
7.375%	09/01/2012	1,000,000	1,078,200
Verizon Global Funding Corporation, Note
7.750%	12/01/2030	750,000	842,521

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Verizon Pennsylvania, Inc., Note, Class A
5.650%	11/15/2011		$350,000	$349,638
Verizon Virginia, Inc., Note
4.625%	03/15/2013		250,000	234,694
Vodafone Group PLC, Note (United Kingdom)
7.875%	02/15/2030		250,000	280,530
Vodafone Group PLC, Note (United Kingdom)
7.750%	02/15/2010		550,000	578,062
Vodafone Group PLC, Note (United Kingdom)
5.375%	01/30/2015		750,000	719,141
Vodafone Group PLC, Note (United Kingdom)
5.000%	09/15/2015		1,000,000	931,014
				25,543,968
Transportation—0.3%
Burlington Northern Santa Fe Corporation, Note
7.125%	12/15/2010		750,000	786,987
Canadian National Railway Company, Note (Canada)
4.400%	03/15/2013		585,000	548,144
CSX Corporation, Note
6.750%	03/15/2011		300,000	310,310
Norfolk Southern Corp., Note
5.257%	09/17/2014		500,000	478,270
Norfolk Southern Corporation, Note
7.700%	05/15/2017		350,000	386,156
Norfolk Southern Corporation., Note
7.050%	05/01/2037		500,000	529,925
Union Pacific Corporation, Note
6.625%	02/01/2029		250,000	253,375
				3,293,167
TOTAL CORPORATE OBLIGATIONS
(Cost $255,520,626)				249,605,641

U.S. GOVERNMENT AGENCY OBLIGATIONS—48.6%
U.S. Government Agencies—11.1%
Federal Home Loan Bank
5.945%	07/28/2008		2,000,000	2,014,072
5.750%	05/15/2012		5,225,000	5,337,003
5.375%	05/18/2016		2,000,000	1,993,524
5.300%	01/16/2009- 01/22/2010		1,300,000	1,299,595
5.250%	05/07/2010- 06/18/2014		6,400,000	6,378,957
4.900%	07/24/2008		350,000	348,711
4.625%	02/18/2011		5,500,000	5,397,777
4.375%	03/17/2010		825,000	809,278
3.875%	01/15/2010		1,500,000	1,454,526
3.625%	11/14/2008		2,500,000	2,447,715
3.000%	04/15/2009		8,000,000	7,706,568
2.625%	07/15/2008		3,250,000	3,165,633
Federal Home Loan Mortgage Corporation
7.000%	03/15/2010		2,630,000	2,749,344
6.750%	09/15/2029		660,000	758,721
6.250%	07/15/2032		1,050,000	1,142,015
6.000%	06/15/2011- 09/19/2016		1,200,000	1,196,839
5.750%	03/15/2009- 01/15/2012		2,000,000	2,018,688
5.650%	02/23/2017		1,160,000	1,147,883
5.625%	11/23/2035		130,000	122,013
5.600%	10/17/2013		500,000	497,702
5.500%	07/18/2016		$6,040,000	$6,071,402
5.450%	09/02/2011- 11/21/2013		1,100,000	1,093,952
5.400%	03/02/2012		770,000	766,478
5.375%	12/27/2011- 01/09/2014		1,170,000	1,162,712
5.250%	02/24/2011- 10/06/2011		1,400,000	1,391,853
5.200%	03/05/2019		200,000	192,612
5.125%	07/15/2012		2,000,000	1,990,878
5.050%	01/26/2015		300,000	294,194
5.000%	01/30/2014		600,000	588,946
4.900%	11/03/2008		400,000	398,509
4.750%	12/08/2010		500,000	492,913
4.500%	08/04/2008- 11/01/2035		4,257,355	4,097,522
4.375%	01/25/2010- 07/17/2015		3,600,000	3,505,627
4.125%	09/01/2009- 02/24/2011		5,150,000	5,015,867
4.000%	09/22/2009		560,000	546,379
3.625%	09/15/2008		2,260,000	2,217,659
Federal National Mortgage Association
7.250%	01/15/2010		2,800,000	2,936,357
7.125%	06/15/2010		1,500,000	1,579,092
6.625%	09/15/2009- 11/15/2030		5,900,000	6,218,668
6.500%	01/01/2037		1,899,844	1,918,619
6.375%	06/15/2009		394,000	402,770
6.250%	05/15/2029		2,240,000	2,429,909
6.125%	03/15/2012- 07/17/2013		1,250,000	1,278,916
6.070%	05/12/2016		700,000	701,919
6.000%	05/15/2011- 08/22/2016		3,660,000	3,729,728
5.750%	02/13/2017		600,000	596,686
5.700%	10/05/2021		300,000	294,640
5.625%	05/19/2011- 01/24/2017		2,900,000	2,905,892
5.500%	03/15/2011- 03/26/2014		2,900,000	2,908,987
5.400%	04/02/2012		770,000	766,386
5.375%	04/11/2022		750,000	727,072
5.300%	04/16/2010		3,100,000	3,092,882
5.250%	11/20/2008- 12/28/2009		9,850,000	9,849,219
5.000%	01/23/2009- 05/11/2017	†	1,400,000	1,375,417
4.875%	12/15/2016		1,000,000	958,720
4.625%	10/15/2013		900,000	865,907
4.500%	10/15/2008		3,000,000	2,973,576
4.375%	09/15/2012- 03/15/2013		2,950,000	2,822,329
4.250%	05/15/2009		1,500,000	1,476,097
4.125%	05/15/2010		1,200,000	1,166,737
3.250%	08/15/2008- 02/15/2009		6,000,000	5,847,310
0.000%	06/01/2017		1,000,000	583,236
Financing Corporation, Note
9.650%	11/02/2018		500,000	675,328
8.600%	09/26/2019		500,000	638,192
Tennessee Valley Authority
6.250%	12/15/2017		1,200,000	1,274,659
				140,809,317

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—(Continued)
U.S. Government Agencies—Mortgage Backed—37.5%
Federal Home Loan Mortgage Corporation
7.500%	06/01/2027- 10/01/2029		$635,243	$664,995
7.000%	02/01/2016- 09/01/2036		2,086,944	2,150,164
6.500%	05/01/2008- 10/01/2036		11,949,035	12,165,890
6.055%	01/01/2037		3,071,929	3,087,706
6.000%	11/01/2016- 02/01/2037		23,924,854	23,794,145
5.911%	01/01/2037		826,486	828,719
5.625%	02/01/2037		1,878,487	1,851,770
5.500%	02/01/2018- 04/01/2037		51,981,848	50,391,664
5.000%	05/01/2018- 01/01/2037		45,096,009	42,787,465
4.823%	09/01/2035		922,007	913,924
4.500%	07/01/2011- 09/01/2036		18,984,070	17,928,251
4.416%	12/01/2035		7,026,314	6,680,342
4.000%	04/01/2009- 12/01/2020		3,878,330	3,614,672
3.500%	05/01/2011		64,404	61,047
Federal Home Loan Mortgage Corporation TBA
6.000%	07/01/2037		2,000,000	1,981,250
5.000%	07/01/2034		4,000,000	3,749,376
Federal Home Loan Mortgage Corporation, Series A60373
6.000%	05/01/2037		3,996,319	3,960,394
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		72,252	75,554
7.000%	03/01/2030- 03/01/2037		5,079,182	5,229,017
6.500%	02/01/2017- 04/01/2037		16,593,247	16,802,827
6.000%	04/01/2014- 04/01/2037		47,319,095	47,012,328
5.684%	01/01/2037		3,080,549	3,067,897
5.661%	05/01/2036		2,480,765	2,471,749
5.656%	03/01/2037		15,550,717	15,556,027
5.586%	07/01/2036		2,121,404	2,108,854
5.500%	01/01/2018- 06/01/2037		73,008,828	70,788,597
5.460%	02/01/2037		437,459	434,439
5.429%	12/01/2036		3,764,938	3,766,104
5.000%	03/01/2018- 05/01/2037		62,027,753	58,851,000
4.863%	10/01/2035		1,922,831	1,907,926
4.761%	05/01/2035		2,124,259	2,090,722
4.673%	05/01/2035		619,315	611,683
4.500%	08/01/2011- 07/01/2035		17,440,486	16,356,468
4.446%	08/01/2034		1,031,404	1,019,648
4.000%	07/01/2011- 12/01/2018		4,915,454	4,601,604
Federal National Mortgage Association TBA
5.500%	07/01/2037		4,000,000	3,858,124
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		911,707	955,036
7.000%	09/15/2031		672,565	701,281
6.500%	03/15/2026- 06/15/2036		4,218,957	4,296,235
6.000%	02/15/2033- 06/15/2037		$12,696,213	$12,645,525
5.500%	03/15/2033- 01/15/2037		13,801,619	13,416,590
5.000%	05/15/2033- 06/15/2036		8,408,965	7,967,370
				473,204,379
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $629,549,235)				614,013,696

U.S. TREASURY OBLIGATIONS—22.3%
U.S. Treasury Bonds—5.5%
U.S. Treasury Bond
13.250%	05/15/2014		850,000	974,977
11.750%	11/15/2014		500,000	575,664
11.250%	02/15/2015		500,000	695,430
10.375%	11/15/2012		300,000	305,813
9.875%	11/15/2015		1,550,000	2,058,837
9.125%	05/15/2018		1,000,000	1,331,094
8.750%	05/15/2017- 05/15/2020		1,940,000	2,535,964
8.500%	02/15/2020	†	2,500,000	3,263,672
8.125%	08/15/2019		5,230,000	6,615,134
8.000%	11/15/2021		3,420,000	4,376,800
7.875%	02/15/2021	†	3,500,000	4,405,352
7.625%	02/15/2025		1,600,000	2,038,002
7.500%	11/15/2024		3,850,000	4,844,386
7.250%	05/15/2016- 08/15/2022		3,180,000	3,758,397
7.125%	02/15/2023	†	4,625,000	5,553,617
6.500%	11/15/2026		1,150,000	1,328,789
6.250%	05/15/2030		2,910,000	3,326,951
6.125%	11/15/2027	†	3,850,000	4,292,149
6.000%	02/15/2026	†	2,750,000	3,002,659
5.750%	08/15/2010		1,290,000	1,322,049
5.375%	02/15/2031	†	5,591,000	5,743,008
5.250%	02/15/2029		2,130,000	2,145,310
5.000%	08/15/2011		3,060,000	3,074,345
4.750%	02/15/2037	†	3,000,000	2,829,612
				70,398,011
U.S. Treasury Notes—16.8%
U.S. Treasury Note
5.500%	05/15/2009	†	9,050,000	9,148,989
5.125%	05/15/2016		5,500,000	5,532,659
5.000%	07/31/2008- 02/15/2011	†	23,620,000	23,697,609
4.875%	08/31/2008- 02/15/2012		33,825,000	33,789,063
4.750%	11/15/2008- 02/15/2010		9,450,000	9,422,525
4.625%	11/30/2008- 02/15/2017	†	30,380,000	29,704,547
4.500%	04/30/2009- 02/15/2036	†	29,150,000	28,301,629
4.375%	08/15/2012	†	4,230,000	4,135,819
4.250%	01/15/2011- 11/15/2013		15,750,000	15,232,472
4.125%	08/15/2008- 05/15/2015		10,130,000	9,699,242
4.000%	03/15/2010- 02/15/2014		22,790,000	22,275,829
3.875%	09/15/2010- 02/15/2013		3,850,000	3,707,997
3.625%	05/15/2013		410,000	383,446

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
3.375%	12/15/2008- 10/15/2009	$8,580,000	$8,364,870
3.250%	01/15/2009	7,630,000	7,444,622
3.125%	04/15/2009	970,000	941,204
			211,782,522
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $287,014,278)			282,180,533

MUNICIPAL OBLIGATIONS—0.2%
Financial Services—0.2%
Illinois State (Illinois)
5.100%	06/01/2033	1,100,000	996,787
New Jersey Economic Development Authority (New Jersey)
7.425%	02/15/2029	500,000	598,330
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016	25,000	22,947
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016	525,000	488,266
Oregon State (Oregon)
5.762%	06/01/2023	200,000	201,140
TOTAL MUNICIPAL OBLIGATIONS
(Cost $2,333,840)			2,307,470

SOVEREIGN DEBT OBLIGATIONS—1.6%
Government Issued—1.5%
British Columbia (Province of) (Canada)
6.500%	01/15/2026	150,000	164,926
Canadian Government (Canada)
5.250%	11/05/2008	250,000	250,603
Hydro Quebec (Canada)
6.300%	05/11/2011	350,000	361,708
Hydro-Quebec (Canada)
8.050%	07/07/2024	500,000	627,630
Italian Republic (Italy)
6.875%	09/27/2023	750,000	837,490
Italian Republic (Italy)
6.000%	02/22/2011	1,550,000	1,587,192
Italian Republic (Italy)
5.375%	06/15/2033	500,000	473,705
Italian Republic (Italy)
4.375%	06/15/2013	1,000,000	949,415
Italian Republic (Italy)
3.250%	05/15/2009	500,000	483,709
Malaysia Government (Malaysia)
8.750%	06/01/2009	500,000	529,486
Malaysia Government (Malaysia)
7.500%	07/15/2011	250,000	267,514
Nova Scotia Province (Canada)
5.750%	02/27/2012	850,000	863,404
Ontario Province (Canada)
5.500%	10/01/2008	550,000	551,468
Ontario Province (Canada)
5.450%	04/27/2016	1,000,000	1,003,384
Ontario Province (Canada)
4.500%	02/03/2015	400,000	379,986
Ontario Province (Canada)
3.625%	10/21/2009	250,000	241,609
People’s Republic of China (China)
4.750%	10/29/2013	250,000	241,966
Quebec Province (Canada)
7.500%	09/15/2029	$600,000	$728,231
Quebec Province (Canada)
6.125%	01/22/2011	850,000	872,240
Quebec Province (Canada)
5.750%	02/15/2009	850,000	857,540
Region of Lombardy (Italy)
5.804%	10/25/2032	100,000	98,633
Republic of Chile (Chile)
5.500%	01/15/2013	150,000	148,890
Republic of Finland (Finland)
6.950%	02/15/2026	150,000	172,680
Republic of Korea (South Korea)
4.875%	09/22/2014	1,000,000	958,517
Republic of Poland (Poland)
5.250%	01/15/2014	200,000	197,170
Republic of Poland (Poland)
5.000%	10/19/2015	300,000	288,346
Republic of South Africa (South Africa)
7.375%	04/25/2012	250,000	266,250
Saskatchewan Province (Canada)
7.375%	07/15/2013	230,000	252,855
State of Israel (Israel)
5.125%	03/01/2014	250,000	241,990
United Mexican States (Mexico)
8.375%	01/14/2011	500,000	543,750
United Mexican States (Mexico)
8.300%	08/15/2031	500,000	628,000
United Mexican States (Mexico)
8.125%	12/30/2019	750,000	890,625
United Mexican States (Mexico)
7.500%	04/08/2033	400,000	464,600
United Mexican States (Mexico)
6.625%	03/03/2015	185,000	194,898
United Mexican States (Mexico)
6.375%	01/16/2013	679,000	703,784
United Mexican States (Mexico)
5.875%	01/15/2014	1,000,000	1,007,500
			19,331,694
Sovereign—0.1%
Republic of Hungary (Hungary)
4.750%	02/03/2015	500,000	470,784
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $19,936,299)			19,802,478

ASSET BACKED SECURITIES—0.7%
Automotive—0.3%
AmeriCredit Automobile Receivables Trust, Series 2003-D-M, Class A-4
2.840%	08/06/2010	400,913	399,685
WFS Financial Owner Trust, Series 2004-4, Class A4
3.440%	05/17/2012	2,750,000	2,701,523
			3,101,208
Credit Cards—0.2%
Citibank Credit Card Master Trust I, Series 1999-2, Class A
5.875%	03/10/2011	1,500,000	1,513,929
MBNA Master Credit Card Trust, Series 1999-B, Class A
5.900%	08/15/2011	825,000	833,995
			2,347,924

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
ASSET BACKED SECURITIES—(Continued)
Electric Utilities—0.2%
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6
6.620%	03/01/2016	$2,700,000	$2,860,707
TOTAL ASSET BACKED SECURITIES
(Cost $8,719,455)			8,309,839

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—5.6%
Mortgage Backed—5.6%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3
5.118%	07/11/2043	500,000	490,098
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3
4.050%	11/10/2038	3,000,000	2,888,008
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5
4.811%	12/10/2042	500,000	472,371
Banc of America Commercial Mortgage, Inc., Series 2005-4, Class A2
4.764%	07/10/2045	1,750,000	1,715,688
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AM, (FRN)
5.350%	09/10/2047	1,000,000	960,995
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class AMFX
5.482%	01/15/2049	1,500,000	1,450,583
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A, (FRN)
5.302%	10/12/2042	921,000	887,216
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A3
5.251%	04/15/2040	750,000	741,071
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM
4.830%	05/15/2043	1,500,000	1,404,286
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A4, (FRN)
5.399%	07/15/2044	900,000	872,056
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%	10/15/2048	1,500,000	1,474,124
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2
5.416%	05/15/2036	2,000,000	1,961,305
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4
4.832%	04/15/2037	1,750,000	1,646,243
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A3
5.100%	08/15/2038	2,650,000	2,574,823
CS First Boston Mortgage Securities Corporation, Series 1998-C2, Class A2
6.300%	11/15/2030	363,157	366,237
CS First Boston Mortgage Securities Corporation, Series 2003-C5, Class A2
3.808%	12/15/2036	962,360	946,067
CW Capital Cobalt Ltd., Series 2006-C1, Class A4
5.223%	08/15/2048	750,000	714,079
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4
4.978%	05/10/2043	$1,000,000	$949,348
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class AM, (FRN)
5.511%	11/10/2045	2,000,000	1,940,716
GE Capital Commercial Mortgage Corporation, Series 2001-A, Class A2
6.531%	05/15/2033	3,500,000	3,605,993
GE Capital Commercial Mortgage Corporation, Series 2004-C1, Class A2
3.915%	11/10/2038	1,000,000	967,453
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2
7.724%	03/15/2033	1,670,056	1,743,015
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A3
4.776%	03/10/2038	1,000,000	957,901
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class D
5.044%	12/10/2041	250,000	236,139
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3
4.608%	01/10/2040	60,000	57,082
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A2
4.767%	03/12/2039	1,000,000	955,933
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class AM, (FRN)
5.335%	01/12/2043	900,000	873,516
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042	935,000	872,186
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class E, (FRN)
4.981%	07/15/2042	750,000	691,845
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4B
4.996%	08/15/2042	1,075,000	1,016,479
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4
4.918%	10/15/2042	1,565,000	1,475,600
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4
5.429%	12/12/2043	460,000	445,523
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC17, Class AM
5.464%	12/12/2043	750,000	727,840
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3
5.420%	01/15/2049	1,500,000	1,449,016
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-CIBC7, Class A3
4.449%	01/12/2038	2,000,000	1,934,478
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB9, Class A4, (FRN)
5.377%	06/12/2041	750,000	740,811
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CIBC10, Class AJ
4.951%	01/12/2037	1,750,000	1,657,347
LB Commercial Mortgage Trust, Series 1991-C1, Class A2
6.780%	06/15/2031	1,961,484	1,994,492
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5
4.853%	09/15/2031	1,500,000	1,446,673

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A2
4.207%	11/15/2027		$1,000,000	$982,798
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6
4.786%	10/15/2029		1,000,000	944,974
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4
5.424%	02/15/2040		1,000,000	967,332
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.430%	02/15/2040		750,000	725,550
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A3
5.403%	07/12/2034		500,000	499,126
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A3, (FRN)
5.484%	02/12/2039		750,000	744,260
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, (FRN)
5.434%	02/12/2039		1,500,000	1,466,801
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046		750,000	726,454
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%	12/12/2049		1,000,000	950,031
Morgan Stanley Capital I, Series 2004-HQ3, Class A3
4.490%	01/13/2041		1,000,000	966,987
Morgan Stanley Capital I, Series 2004-HQ3, Class A4
4.800%	01/13/2041		750,000	712,549
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.940%	09/13/2045		820,548	795,961
Morgan Stanley Capital I, Series 2004-T15, Class A2
4.690%	06/13/2041		500,000	491,168
Morgan Stanley Capital I, Series 2006-IQ12, Class A-2
5.283%	12/15/2043		750,000	739,430
Morgan Stanley Capital I, Series 2007-HQ11, Class A4
5.447%	02/12/2044		1,500,000	1,451,223
Morgan Stanley Capital I, Series 2007-IQ13, Class AM
5.410%	03/15/2044		1,500,000	1,440,280
Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A1
4.180%	03/12/2035		588,096	560,506
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2
6.423%	06/18/2030		382,263	382,974
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A3
4.440%	11/15/2034		3,000,000	2,945,545
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	688,449
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035		750,000	721,035
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041		$500,000	$485,367
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, (FRN)
5.233%	07/15/2041		750,000	732,632
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	941,991
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, (FRN)
5.992%	06/15/2045		1,000,000	1,008,926
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $73,355,997)				71,376,985

CASH EQUIVALENTS—9.9%
Institutional Money Market Funds—0.2%
Reserve Primary Money Market Fund
5.230%	07/02/2007	††	1,941,224	1,941,224
Bank & Certificate Deposits/ Offshore Time Deposits—8.8%
Abbey National PLC
5.280%	07/05/2007	††	1,455,918	1,455,918
BancoBilbao Vizcaya Argentaria SA
5.300%	08/10/2007	††	970,612	970,612
Bank of Montreal
5.310%	08/14/2007	††	970,612	970,612
Bank of Montreal
5.290%	07/02/2007	††	1,941,224	1,941,224
Bank of Montreal
5.280%	07/03/2007	††	1,941,224	1,941,224
Bank of Nova Scotia
5.290%	07/11/2007	††	2,426,530	2,426,530
Bank of Nova Scotia
5.280%	07/09/2007	††	1,455,918	1,455,918
Barclays
5.320%	09/04/2007	††	970,612	970,612
Barton Capital LLC
5.310%	07/12/2007	††	1,455,918	1,455,918
BNP Paribas
5.350%	07/02/2007	††	2,911,836	2,911,836
CAFCO Funding LLC
5.310%	07/16/2007	††	970,612	970,612
Calyon
5.380%	07/02/2007	††	2,911,836	2,911,836
Canadian Imperial Bank of Commerce
5.300%	07/30/2007	††	4,853,059	4,853,059
Clipper Receivables Corp
5.310%	07/10/2007	††	2,911,836	2,911,836
CRC Funding LLC
5.310%	07/16/2007	††	1,455,918	1,455,918
Credit Suisse First Boston Corporation
5.290%	07/13/2007	††	1,455,918	1,455,918
Credit Suisse First Boston Corporation
5.290%	07/18/2007	††	3,397,141	3,397,141
Den Danske Bank
5.280%	07/09/2007	††	1,941,224	1,941,224
Falcon Asset Securitization Corporation
5.310%	07/17/2007	††	679,428	679,428
First Tennessee Bank
5.300%	07/18/2007	††	970,612	970,612
Fortis Bank
5.300%	07/20/2007	††	2,426,530	2,426,530

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Greyhawk Funding
5.290%	07/02/2007	††	$970,612	$970,612
Jupiter Securitization Corporation
5.320%	07/26/2007	††	1,455,918	1,455,918
Lexington Parker Capital Company
5.290%	07/03/2007	††	970,612	970,612
Liberty Street Funding Corporation
5.330%	07/31/2007	††	679,428	679,428
Liberty Street Funding Corporation
5.290%	07/18/2007	††	1,941,224	1,941,224
Liberty Street Funding Corporation
5.280%	07/02/2007	††	1,941,224	1,941,224
Lloyds TSB Bank
5.280%	07/17/2007	††	970,612	970,612
Merrill Lynch & Company
5.340%	07/02/2007	††	17,471,015	17,471,015
Morgan Stanley & Company
5.370%	07/02/2007	††	10,191,425	10,191,425
National Australia Bank
5.320%	07/02/2007	††	2,911,835	2,911,835
Old Line Funding LCC
5.320%	07/12/2007	††	970,612	970,612
Paradigm Funding LLC
5.310%	07/16/2007	††	970,612	970,612
Paradigm Funding LLC
5.300%	07/10/2007	††	4,833,130	4,833,130
Park Avenue Receivables Corp
5.300%	07/09/2007	††	4,833,130	4,833,130
Rabobank Nederland
5.330%	07/02/2007	††	2,911,835	2,911,835
Rabobank Nederland
5.280%	07/05/2007	††	2,426,530	2,426,530
Ranger Funding Corporation
5.330%	08/02/2007	††	2,426,530	2,426,530
Royal Bank of Scotland
5.270%	07/11/2007	††	1,941,224	1,941,224
Sheffield Receivables Corporation
5.290%	07/06/2007	††	485,306	485,306
Skandinaviska Enskilda Banken AB
5.290%	07/19/2007	††	2,426,530	2,426,530
Svenska Handlesbanken
5.300%	07/02/2007	††	4,015,252	4,015,252
Wells Fargo
5.280%	07/12/2007	††	2,426,530	2,426,530
Wells Fargo
5.260%	07/02/2007	††	970,612	970,612
				111,616,256
Floating Rate Instruments/Master Notes—0.9%
Bank of America
5.310%	07/10/2007	††	2,426,530	2,426,530
Bank of America
5.300%	09/17/2007	††	4,853,059	4,853,059
Bank of America
5.270%	07/16/2007	††	1,455,918	1,455,918
Bank of America
5.270%	08/17/2007	††	2,426,530	2,426,530
				11,162,037
TOTAL CASH EQUIVALENTS
(Cost $124,719,517)				124,719,517

			Face	Value
REPURCHASE AGREEMENTS—1.1%
Investors Bank & Trust Repurchase Agreement dated 06/29/2007 due 07/02/2007, with a maturity value of $14,047,257 and effective yield of 4.65% collateralized by U.S. Government Agency Obligations with rates ranging from 4.275% to 8.250%, maturity dates ranging from 12/25/2028 to 05/01/2034 and an aggregate market value of $14,743,907.			$14,041,816	$14,041,816
TOTAL INVESTMENTS—109.8%
(Cost $1,415,191,063)				1,386,357,975
Other assets less liabilities—(9.8%)				(124,195,262)
NET ASSETS—100.0%				$1,262,162,713

Notes to the Schedule of Investments:

FRN	Floating Rate Note

MTN	Medium Term Note

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.02% of Total Investments.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—98.9%
Advertising—0.2%
Interpublic Group, Inc. *†	13,428	$153,079
Monster Worldwide, Inc. *	4,065	167,071
Omnicom Group	10,696	566,032
		886,182
Aerospace & Defense—2.2%
Goodrich Corporation	3,725	221,861
Boeing Company (The)	24,280	2,334,765
General Dynamics Corporation	12,623	987,371
Honeywell International, Inc.	24,525	1,380,267
Lockheed Martin Corporation	11,104	1,045,220
Northrop Grumman Corporation	10,891	848,082
Textron, Inc.	3,736	411,371
United Technologies Corporation	30,619	2,171,806
		9,400,743
Airlines—0.3%
FedEx Corporation	9,562	1,061,095
Southwest Airlines Company	24,870	370,812
		1,431,907
Apparel Retailers—0.5%
Abercrombie & Fitch Company Class A	2,804	204,636
Gap (The), Inc.	16,874	322,293
Kohl’s Corporation *	10,216	725,642
Ltd. Brands, Inc. †	10,263	281,719
Nordstrom, Inc.	7,178	366,939
		1,901,229
Automotive—0.8%
Autonation, Inc. *	4,218	94,652
Ford Motor Company †	59,170	557,381
General Motors Corporation †	17,696	668,909
Genuine Parts Company	5,410	268,336
Goodyear Tire & Rubber Company (The) *	6,396	222,325
Harley-Davidson, Inc.	8,109	483,377
ITT Corporation	5,806	396,434
Paccar, Inc.	7,773	676,562
		3,367,976
Banking—11.2%
American Express Company	36,676	2,243,838
BB&T Corporation	16,901	687,533
Bank of America Corporation	138,448	6,768,723
Bank of New York Company, Inc. (The)	23,840	987,930
Capital One Financial Corporation	12,540	983,638
CIT Group, Inc.	6,087	333,750
Citigroup, Inc.	152,994	7,847,062
Comerica, Inc.	4,863	289,203
Commerce Bancorp, Inc. †	5,556	205,516
Compass Bancshares, Inc.	4,100	282,818
Fannie Mae	29,732	1,942,392
Fifth Third Bancorp	17,438	693,509
First Horizon National Corporation †	3,674	143,286
Freddie Mac	21,592	1,310,634
Hudson City Bancorp, Inc.	15,412	188,335
Huntington Bancshares, Inc.	7,147	162,523
JPMorgan Chase & Company	107,132	5,190,545
Keycorp †	12,073	414,466
M&T Bank Corporation	2,431	259,874
Marshall & IIsley Corporation	8,011	$381,564
Mellon Financial Corporation	12,888	567,072
National City Corporation †	18,129	604,058
Northern Trust Corporation	5,889	378,309
PNC Financial Services Group, Inc.	10,783	771,847
Regions Financial Corporation	22,761	753,389
SLM Corporation	12,376	712,610
Sovereign Bancorp, Inc. †	11,004	232,625
State Street Corporation †	10,377	709,787
SunTrust Banks, Inc.	10,877	932,594
Synovus Financial Corporation	10,222	313,815
U.S. Bancorp	54,727	1,803,255
Wachovia Corporation	58,702	3,008,478
Washington Mutual, Inc.	27,227	1,160,959
Wells Fargo & Company	104,115	3,661,725
Zions Bancorporation	3,246	249,650
		47,177,312
Beverages, Food & Tobacco—5.0%
Altria Group, Inc.	64,701	4,538,128
Anheuser-Busch Companies, Inc.	23,378	1,219,396
Archer-Daniels-Midland Company	20,536	679,536
Brown-Forman Corporation Class B †	2,464	180,069
Campbell Soup Company	6,505	252,459
Coca-Cola Company (The)	62,045	3,245,574
Coca-Cola Enterprises, Inc.	8,053	193,272
ConAgra Foods, Inc.	15,594	418,855
Constellation Brands, Inc. Class A *†	6,692	162,482
Dean Foods Company *	4,192	133,599
General Mills, Inc.	10,752	628,132
Hershey Company (The)	5,550	280,941
HJ Heinz Company	10,333	490,508
Kellogg Company	7,575	392,309
Kraft Foods, Inc. Class A	51,250	1,806,563
McCormick & Company, Inc.	3,895	148,711
Molson Coors Brewing Company Class B	1,506	139,245
Pepsi Bottling Group, Inc.	4,086	137,616
Pepsico, Inc.	50,454	3,271,942
Reynolds American, Inc. †	5,390	351,428
Sara Lee Corporation	23,124	402,358
Supervalu, Inc.	6,343	293,808
Sysco Corporation	19,320	637,367
Tyson Foods, Inc. Class A	7,900	182,016
UST, Inc.	5,151	276,660
WM Wrigley Jr. Company †	6,663	368,531
		20,831,505
Building Materials—1.0%
Home Depot, Inc.	63,504	2,498,882
Lowe’s Companies, Inc.	47,428	1,455,565
Vulcan Materials Company †	3,021	346,025
		4,300,472
Chemicals—1.5%
Air Products & Chemicals, Inc.	6,726	540,569
Avery Dennison Corporation	2,698	179,363
Dow Chemical Company (The)	29,774	1,316,606
Eastman Chemical Company	2,451	157,673
EI Du Pont de Nemours & Company	28,658	1,456,973
Hercules, Inc. *	3,515	69,070
International Flavors & Fragrances, Inc.	2,365	123,311
Monsanto Company	16,953	1,145,006

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
PPG Industries, Inc.	5,081	$386,715
Praxair, Inc.	9,796	705,214
Sealed Air Corporation	4,782	148,338
		6,228,838
Coal—0.2%
Consol Energy, Inc.	5,595	257,985
Peabody Energy Corporation †	8,293	401,215
		659,200
Commercial Services—0.8%
Allied Waste Industries, Inc. *†	8,207	110,466
Cintas Corporation	4,114	162,215
Convergys Corporation *	4,528	109,759
Equifax, Inc.	4,589	203,843
Fluor Corporation	2,599	289,451
H&R Block, Inc. †	10,232	239,122
Moody’s Corporation	7,378	458,912
Paychex, Inc.	10,619	415,415
Robert Half International, Inc.	5,293	193,194
RR Donnelley & Sons Company	6,781	295,041
Ryder System, Inc. †	2,030	109,214
Waste Management, Inc.	16,395	640,225
		3,226,857
Communications—1.1%
Avaya, Inc. *	13,317	224,258
Ciena Corporation *	2,144	77,463
L-3 Communications Holdings, Inc.	3,929	382,645
Motorola, Inc.	73,285	1,297,144
Network Appliance, Inc. *†	11,224	327,741
Qualcomm, Inc.	51,449	2,232,372
Tellabs, Inc. *	12,229	131,584
		4,673,207
Computer Software & Processing—5.5%
Adobe Systems, Inc. *	18,229	731,894
Affiliated Computer Services, Inc. Class A *	3,065	173,847
Autodesk, Inc. *	7,066	332,667
Automatic Data Processing, Inc.	17,188	833,102
BMC Software, Inc. *	6,466	195,920
CA, Inc.	12,912	333,517
Citrix Systems, Inc. *	5,196	174,949
Cognizant Technology Solutions Corporation *	4,324	324,689
Computer Sciences Corporation *	5,432	321,303
Compuware Corporation *	9,006	106,811
Electronic Arts, Inc. *	9,665	457,348
Electronic Data Systems Corporation	16,012	444,013
Fidelity National Information Services, Inc.	5,123	278,076
First Data Corporation	22,953	749,875
Fiserv, Inc. *	5,132	291,498
Google, Inc. Class A *	6,705	3,509,263
IMS Health, Inc.	6,032	193,808
Intuit, Inc. *	10,960	329,677
Juniper Networks, Inc. *	17,005	428,016
Microsoft Corporation	263,166	7,755,502
NCR Corporation *	5,590	293,699
Novell, Inc. *	11,821	92,086
Oracle Corporation *	122,758	2,419,560
Sun Microsystems, Inc. *	109,955	578,363
Symantec Corporation *	29,439	$594,668
Unisys Corporation *	10,465	95,650
VeriSign, Inc. *	7,800	247,494
Yahoo!, Inc. *	37,700	1,022,801
		23,310,096
Computers & Information—4.3%
3M Company	22,750	1,974,471
Apple Computer, Inc. *	26,842	3,275,798
Dell, Inc. *	70,744	2,019,741
EMC Corporation *	64,482	1,167,124
Hewlett-Packard Company	82,458	3,679,276
International Business Machines Corporation	43,046	4,530,591
International Game Technology	10,262	407,401
Jabil Circuit, Inc.	5,122	113,043
Lexmark International, Inc. *	2,870	141,520
Pitney Bowes, Inc.	6,896	322,871
SanDisk Corporation *	6,917	338,518
Solectron Corporation *	29,567	108,807
		18,079,161
Containers & Packaging—0.1%
Ball Corporation	3,168	168,443
Temple-Inland, Inc.	3,438	211,540
		379,983
Cosmetics & Personal Care—2.0%
Avon Products, Inc.	13,350	490,612
Clorox Company	4,566	283,549
Colgate-Palmolive Company	16,039	1,040,129
Ecolab, Inc.	5,738	245,013
Estee Lauder Companies (The), Inc. Class A	3,640	165,656
Procter & Gamble Company	97,343	5,956,418
		8,181,377
Education—0.1%
Apollo Group, Inc. Class A *	4,409	257,618
Electric Utilities—3.4%
AES Corporation (The) *	20,826	455,673
Allegheny Energy, Inc. *	4,824	249,594
Ameren Corporation	6,170	302,392
American Electric Power Company, Inc.	12,380	557,595
CMS Energy Corporation	7,199	123,823
Centerpoint Energy, Inc.	9,695	168,693
Consolidated Edison, Inc.	8,061	363,712
Constellation Energy Group, Inc.	5,647	492,249
DTE Energy Company	5,330	257,013
Dominion Resources, Inc.	10,671	921,014
Duke Energy Corporation	39,212	717,580
Dynegy, Inc. Class A	12,555	118,519
Edison International	9,898	555,476
Entergy Corporation	6,303	676,627
Exelon Corporation	20,910	1,518,066
FPL Group, Inc.	12,628	716,513
FirstEnergy Corporation	9,744	630,729
Integrys Energy Group, Inc.	2,341	118,759
KeySpan Corporation	5,136	215,609
NiSource, Inc.	8,413	174,233
PG&E Corporation	10,922	494,767
PPL Corporation	11,967	559,936
Pinnacle West Capital Corporation	2,891	115,206
Progress Energy, Inc.	7,759	353,733
Public Service Enterprise Group, Inc.	7,895	693,023

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Sempra Energy	8,214	$486,515
Southern Company (The) †	23,187	795,082
TXU Corporation	14,341	965,149
TECO Energy, Inc.	5,950	102,221
Xcel Energy, Inc. †	12,731	260,604
		14,160,105
Electrical Equipment—3.3%
Cooper Industries Ltd. Class A (Bermuda)	5,710	325,984
Emerson Electric Company	24,650	1,153,620
General Electric Company	320,066	12,252,126
		13,731,730
Electronics—4.1%
Advanced Micro Devices, Inc. *†	16,617	237,623
Altera Corporation *	11,395	252,171
Analog Devices, Inc.	10,381	390,741
Broadcom Corporation Class A *	14,124	413,127
Cisco Systems, Inc. *	188,878	5,260,252
Eastman Kodak Company †	8,976	249,802
Intel Corporation	180,750	4,294,620
JDS Uniphase Corporation *†	5,668	76,121
LSI Corp. *	23,786	178,633
Linear Technology Corporation †	8,992	325,331
Maxim Integrated Products, Inc.	9,705	324,244
MEMC Electronics Materials, Inc. *	7,012	428,573
Micron Technology, Inc. *†	23,746	297,537
Molex, Inc.	4,262	127,903
National Semiconductor Corporation †	8,732	246,854
Novellus Systems, Inc. *	4,043	114,700
Nvidia Corporation *	11,171	461,474
QLogic Corporation *	4,584	76,324
Raytheon Company	13,679	737,161
Rockwell Collins, Inc.	5,106	360,688
Texas Instruments, Inc.	44,309	1,667,348
Xerox Corporation *	29,117	538,082
Xilinx, Inc. †	10,839	290,160
		17,349,469
Entertainment & Leisure—1.7%
Harrah’s Entertainment, Inc.	5,827	496,810
Hasbro, Inc.	5,527	173,603
Mattel, Inc.	11,814	298,776
News Corporation, Inc. Class A	72,898	1,546,167
Time Warner, Inc.	117,416	2,470,433
Walt Disney Company	63,004	2,150,957
		7,136,746
Environmental—0.3%
Agilent Technologies, Inc. *	12,539	481,999
Danaher Corporation	7,201	543,675
Tektronix, Inc. †	2,676	90,288
Teradyne, Inc. *†	6,358	111,774
		1,227,736
Financial Services—3.5%
Ameriprise Financial, Inc.	7,301	464,125
Bear Stearns Companies, Inc. (The)	3,605	504,700
Charles Schwab Corporation (The)	31,601	648,453
Chicago Mercantile Exchange †	1,065	$569,093
Countrywide Financial Corporation †	17,838	648,411
E*Trade Financial Corporation *	12,800	282,752
Federated Investors, Inc. Class B	2,799	107,286
Franklin Resources, Inc.	5,212	690,434
Goldman Sachs Group, Inc.	12,665	2,745,139
Janus Capital Group, Inc.	6,553	182,436
Legg Mason, Inc.	3,983	391,848
Lehman Brothers Holdings, Inc.	16,302	1,214,825
Merrill Lynch & Company, Inc.	27,506	2,298,951
Morgan Stanley	32,936	2,762,672
Principal Financial Group	8,326	485,323
T Rowe Price Group, Inc.	7,884	409,101
Western Union Company (The)	23,989	499,691
		14,905,240
Food Retailers—0.4%
Kroger Company (The)	21,895	615,906
Safeway, Inc.	13,907	473,255
Starbucks Corporation *	23,609	619,500
Whole Foods Market, Inc. †	4,200	160,860
		1,869,521
Forest Products & Paper—0.6%
Bemis Company	3,365	111,651
International Paper Company	14,251	556,502
Kimberly-Clark Corporation	14,297	956,326
MeadWestvaco Corporation	5,462	192,918
Pactiv Corporation *	4,478	142,803
Weyerhaeuser Company	6,392	504,521
		2,464,721
Health Care Providers—0.3%
Coventry Health Care, Inc. *	4,800	276,720
Express Scripts, Inc. *	8,142	407,181
Laboratory Corporation of America Holdings *†	3,951	309,205
Manor Care, Inc. †	2,002	130,711
Tenet Healthcare Corporation *†	14,819	96,472
		1,220,289
Heavy Construction—0.1%
Centex Corporation †	3,736	149,814
Lennar Corporation Class A	4,253	155,490
		305,304
Heavy Machinery—1.9%
American Standard Companies, Inc.	5,509	324,921
Applied Materials, Inc.	43,374	861,841
Black & Decker Corporation	1,913	168,937
Caterpillar, Inc.	19,816	1,551,593
Cummins, Inc.	3,320	336,017
Deere & Company	6,919	835,400
Dover Corporation	6,423	328,536
Eaton Corporation	4,680	435,240
Ingersoll-Rand Company Class A (Bermuda)	9,736	533,728
National-Oilwell Varco, Inc. *	5,295	551,951
Pall Corporation	3,958	182,028
Parker Hannifin Corporation	3,755	367,652
Rockwell Automation, Inc.	5,356	371,921
Smith International, Inc.	6,087	356,942
Stanley Works (The)	2,596	157,577
Terex Corporation *	3,229	262,518

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Varian Medical Systems, Inc. *	4,001	$170,083
WW Grainger, Inc.	2,254	209,735
		8,006,620
Home Construction, Furnishings & Appliances—0.5%
DR Horton, Inc. †	8,206	163,546
Harman International Industries, Inc.	2,000	233,600
Johnson Controls, Inc.	5,919	685,243
KB Home †	2,308	90,866
Leggett & Platt, Inc. †	5,276	116,336
Masco Corporation	11,772	335,149
Newell Rubbermaid, Inc.	8,746	257,395
Pulte Homes, Inc.	6,258	140,492
Whirlpool Corporation	2,302	255,982
		2,278,609
Household Products—0.3%
Fortune Brands, Inc. †	4,752	391,422
Illinois Tool Works, Inc.	13,111	710,485
Rohm & Haas Company †	4,355	238,131
Snap-On, Inc.	1,846	93,241
		1,433,279
Industrial—Diversified—0.5%
Tyco International Ltd. (Bermuda)	60,781	2,053,790
Insurance—5.9%
ACE Ltd. (Cayman Islands)	10,182	636,579
Aflac, Inc.	15,447	793,976
Aetna, Inc.	16,306	805,516
Allstate Corporation (The)	18,955	1,165,922
AMBAC Financial Group, Inc.	3,342	291,389
American International Group, Inc.	80,243	5,619,417
AON Corporation	9,430	401,812
Assurant, Inc.	3,200	188,544
Chubb Corporation	12,865	696,511
Cigna Corporation	8,754	457,134
Cincinnati Financial Corporation	5,083	220,602
Genworth Financial, Inc. Class A	13,920	478,848
Hartford Financial Services Group, Inc.	9,889	974,165
Humana, Inc. *	5,100	310,641
Lincoln National Corporation	8,407	596,477
Loews Corporation	14,289	728,453
MBIA, Inc. †	4,034	250,995
MGIC Investment Corporation †	2,777	157,900
Marsh & McLennan Companies, Inc.	17,260	532,989
Metlife, Inc.	23,100	1,489,488
Progressive Corporation (The)	22,388	535,745
Prudential Financial, Inc.	14,698	1,429,087
Safeco Corporation	3,261	203,030
Torchmark Corporation	2,839	190,213
Travelers Cos., Inc. (The)	20,687	1,106,755
UnitedHealth Group, Inc.	41,926	2,144,096
UnumProvident Corporation	10,826	282,667
WellPoint, Inc. *	18,800	1,500,804
XL Capital Ltd. Class A (Cayman Islands)	5,668	477,756
		24,667,511
Lodging—0.4%
Hilton Hotels Corporation	12,120	405,656
Marriott International, Inc. Class A	10,468	452,636
Starwood Hotels & Resorts Worldwide, Inc.	6,705	$449,704
Wyndham Worldwide Corporation *	6,076	220,316
		1,528,312
Media—Broadcasting & Publishing—1.8%
CBS Corporation Class B	22,482	749,100
Clear Channel Communications, Inc.	15,334	579,932
Comcast Corporation Class A *	95,732	2,691,984
DIRECTV Group (The), Inc. *	24,117	557,344
Dow Jones & Company, Inc.	2,056	118,117
EW Scripps Company Class A	2,500	114,225
Gannett Company, Inc.	7,093	389,760
IAC/InterActiveCorp *	7,037	243,551
McGraw-Hill Companies, Inc. (The)	10,854	738,940
Meredith Corporation	1,189	73,242
New York Times Company Class A †	4,417	112,192
Tribune Company	4,293	126,214
Viacom, Inc. Class B *	21,824	908,533
		7,403,134
Medical Supplies—3.4%
Allergan, Inc.	9,624	554,727
Applera Corporation—Applied Biosystems Group	5,286	161,434
Bausch & Lomb, Inc.	1,661	115,340
Baxter International, Inc.	20,414	1,150,125
Becton Dickinson & Company	7,580	564,710
Biomet, Inc.	7,495	342,671
Boston Scientific Corporation *	36,858	565,402
CR Bard, Inc.	3,184	263,094
Johnson & Johnson	89,777	5,532,059
Kla-Tencor Corporation	6,264	344,207
Medtronic, Inc.	35,840	1,858,662
Millipore Corporation *†	1,546	116,089
Patterson Cos., Inc. *	4,422	164,808
PerkinElmer, Inc.	4,019	104,735
St. Jude Medical, Inc. *†	10,312	427,845
Stryker Corporation	9,299	586,674
Thermo Fisher Scientific, Inc. *	13,077	676,342
Waters Corporation *	3,186	189,121
Zimmer Holdings, Inc. *	7,357	624,536
		14,342,581
Metals—1.1%
Alcoa, Inc.	27,063	1,096,863
Allegheny Technologies, Inc.	3,169	332,365
Corning, Inc. *	48,789	1,246,559
Newmont Mining Corporation	14,078	549,887
Nucor Corporation	9,520	558,348
Precision Castparts Corporation	4,277	519,057
United States Steel Corporation	3,716	404,115
		4,707,194
Mining—0.2%
Freeport-McMoran Copper & Gold, Inc.	11,682	967,503
Oil & Gas—10.4%
Anadarko Petroleum Corporation	14,377	747,460
Apache Corporation	10,292	839,724
Ashland, Inc.	1,771	113,255
Baker Hughes, Inc.	9,795	824,053
BJ Services Company	8,811	250,585

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Chesapeake Energy Corporation	13,057	$451,772
Chevron Corporation	66,543	5,605,582
ConocoPhillips	50,656	3,976,496
Devon Energy Corporation	13,789	1,079,541
EOG Resources, Inc.	7,355	537,356
El Paso Corporation	22,180	382,161
ENSCO International, Inc.	4,797	292,665
Exxon Mobil Corporation	176,193	14,779,069
Halliburton Company	27,911	962,929
Hess Corporation	8,166	481,467
Marathon Oil Corporation	21,170	1,269,353
Murphy Oil Corporation	5,510	327,514
Nabors Industries Ltd. *†	8,284	276,520
Nicor, Inc. †	1,395	59,873
Noble Corporation (Cayman Islands)	4,237	413,192
Occidental Petroleum Corporation	25,699	1,487,458
Questar Corporation	5,268	278,414
Rowan Companies., Inc.	3,489	142,979
Schlumberger Ltd. (Netherland Antilles)	36,396	3,091,476
Spectra Energy Corp.	19,659	510,348
Sunoco, Inc.	3,836	305,652
Transocean, Inc. (Cayman Islands) *	8,959	949,475
Valero Energy Corporation	17,522	1,294,175
Weatherford International Ltd. (Bermuda) *	10,600	585,544
Williams Companies, Inc.	18,675	590,503
XTO Energy, Inc.	11,450	688,145
		43,594,736
Pharmaceuticals—6.6%
Abbott Laboratories	47,763	2,557,709
AmerisourceBergen Corporation	5,803	287,074
Amgen, Inc. *	36,300	2,007,027
Barr Pharmaceuticals, Inc. *	3,200	160,736
Biogen Idec, Inc. *	10,556	564,746
Bristol-Myers Squibb Company	62,894	1,984,935
Cardinal Health, Inc.	12,639	892,819
Celgene Corporation *	11,645	667,608
Eli Lilly & Company	30,660	1,713,281
Forest Laboratories, Inc. *	9,616	438,970
Genzyme Corporation *	8,228	529,883
Gilead Sciences, Inc. *	28,688	1,112,234
Hospira, Inc. *	4,680	182,707
King Pharmaceuticals, Inc. *	7,638	156,273
McKesson Corporation	9,267	552,684
Medco Health Solutions, Inc. *	8,772	684,128
Merck & Company, Inc.	66,747	3,324,001
Mylan Laboratories	7,620	138,608
Pfizer, Inc.	218,597	5,589,525
Quest Diagnostics, Inc.	4,860	251,019
Schering-Plough Corporation	46,224	1,407,059
Sigma Aldrich Corporation	3,792	161,805
Watson Pharmaceuticals, Inc. *	2,919	94,955
Wyeth	41,920	2,403,693
		27,863,479
Real Estate—1.2%
Apartment Investment & Management Company REIT Class A †	2,984	150,453
Archstone-Smith Trust REIT †	6,851	404,963
Avalonbay Communities, Inc. REIT	2,470	$293,634
Boston Properties, Inc. REIT	3,717	379,617
CB Richard Ellis Group, Inc. Class A *	5,846	213,379
Developers Diversified Realty Corporation REIT	3,951	208,257
Equity Residential REIT	9,149	417,469
General Growth Properties, Inc. REIT	6,834	361,860
Host Hotels & Resorts Inc. REIT †	16,217	374,937
Kimco Realty Corporation REIT	7,102	270,373
Plum Creek Timber Company, Inc. REIT	5,794	241,378
Prologis REIT	7,749	440,918
Public Storage REIT	3,844	295,296
Simon Property Group, Inc. REIT	6,910	642,906
Vornado Realty Trust REIT	4,063	446,280
		5,141,720
Restaurants—0.6%
Darden Restaurants, Inc.	4,663	205,125
McDonald’s Corporation	36,977	1,876,953
Wendy’s International, Inc.	2,362	86,804
Yum! Brands, Inc.	16,348	534,907
		2,703,789
Retailers—4.0%
Amazon.Com, Inc. *†	9,679	662,140
Autozone, Inc. *	1,646	224,877
Bed Bath & Beyond, Inc. *	8,880	319,591
Best Buy Company, Inc.	12,303	574,181
Big Lots, Inc. *†	3,704	108,972
CVS Caremark Corp.	47,765	1,741,034
Circuit City Stores, Inc. †	4,766	71,871
Costco Wholesale Corporation	14,007	819,690
Dillard’s, Inc. Class A	1,726	62,015
Dollar General Corporation	9,870	216,350
eBay, Inc. *	34,808	1,120,121
Family Dollar Stores, Inc.	5,061	173,694
JC Penney Company, Inc.	7,038	509,410
Macys, Inc.	13,973	555,846
Nike, Inc. Class B	11,610	676,747
Office Depot, Inc. *	8,714	264,034
OfficeMax, Inc.	2,397	94,202
RadioShack Corporation	3,908	129,511
Sears Holdings Corporation *	2,604	441,378
Sherwin-Williams Company (The)	3,384	224,934
Staples, Inc.	22,357	530,532
TJX Companies., Inc.	14,038	386,045
Target Corporation	26,749	1,701,236
Tiffany & Company	4,243	225,134
Walgreen Company	31,265	1,361,278
Wal-Mart Stores, Inc.	76,031	3,657,851
		16,852,674
Telephone Systems—3.7%
Alltel Corporation	10,964	740,618
AT&T, Inc.	193,286	8,021,369
CenturyTel, Inc.	3,293	161,522
Citizens Communications Company †	10,409	158,945
Embarq Corporation	4,416	279,842
Qwest Communications International, Inc. *†	46,865	454,591
Sprint Nextel Corporation	89,305	1,849,507

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Verizon Communications, Inc.	89,645	$3,690,685
Windstream Corporation	14,143	208,751
		15,565,830
Textiles, Clothing & Fabrics—0.3%
Coach, Inc. *	11,268	533,991
Jones Apparel Group, Inc.	3,500	98,875
Liz Claiborne, Inc.	3,056	113,989
Polo Ralph Lauren Corporation	1,954	191,707
VF Corporation	2,652	242,870
		1,181,432
Transportation—1.6%
Brunswick Corporation	2,897	94,529
Burlington Northern Santa Fe Corporation	11,092	944,373
CSX Corporation	13,515	609,256
Carnival Corporation	13,905	678,147
CH Robinson Worldwide, Inc.	5,392	283,188
Norfolk Southern Corporation	12,304	646,821
Union Pacific Corporation	8,419	969,448
United Parcel Service, Inc. Class B	32,812	2,395,276
		6,621,038
TOTAL COMMON STOCKS
(Cost $212,029,318)		415,577,755

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.585%	09/20/2007	**
(Cost $197,912)			$200,000	197,912

CASH EQUIVALENTS—3.7%
Institutional Money Market Funds—0.1%
Reserve Primary Money Market Fund
5.230%	07/02/2007	††	242,163	242,163
Bank & Certificate Deposits/ Offshore Time Deposits—3.3%
Abbey National PLC
5.280%	07/05/2007	††	181,623	181,623
BancoBilbao Vizcaya Argentaria SA
5.300%	08/10/2007	††	121,082	121,082
Bank of Montreal
5.310%	08/14/2007	††	121,082	121,082
Bank of Montreal
5.290%	07/02/2007	††	242,164	242,164
Bank of Montreal
5.280%	07/03/2007	††	242,164	242,164
Bank of Nova Scotia
5.290%	07/11/2007	††	302,704	302,704
Bank of Nova Scotia
5.280%	07/09/2007	††	181,623	181,623
Barclays
5.320%	09/04/2007	††	121,082	121,082
Barton Capital LLC
5.310%	07/12/2007	††	181,623	181,623
BNP Paribas
5.350%	07/02/2007	††	363,245	363,245
CAFCO Funding LLC
5.310%	07/16/2007	††	$121,082	$121,082
Calyon
5.380%	07/02/2007	††	363,245	363,245
Canadian Imperial Bank of Commerce
5.300%	07/30/2007	††	605,409	605,409
Clipper Receivables Corp
5.310%	07/10/2007	††	363,245	363,245
CRC Funding LLC
5.310%	07/16/2007	††	181,623	181,623
Credit Suisse First Boston Corporation
5.290%	07/13/2007	††	181,623	181,623
Credit Suisse First Boston Corporation
5.290%	07/18/2007	††	423,786	423,786
Den Danske Bank
5.280%	07/09/2007	††	242,163	242,163
Falcon Asset Securitization Corporation
5.310%	07/17/2007	††	84,757	84,757
First Tennessee Bank
5.300%	07/18/2007	††	121,082	121,082
Fortis Bank
5.300%	07/20/2007	††	302,704	302,704
Greyhawk Funding
5.290%	07/02/2007	††	121,082	121,082
Jupiter Securitization Corporation
5.320%	07/26/2007	††	181,623	181,623
Lexington Parker Capital Company
5.290%	07/03/2007	††	121,082	121,082
Liberty Street Funding Corporation
5.330%	07/31/2007	††	84,757	84,757
Liberty Street Funding Corporation
5.290%	07/18/2007	††	242,163	242,163
Liberty Street Funding Corporation
5.280%	07/02/2007	††	242,163	242,163
Lloyds TSB Bank
5.280%	07/17/2007	††	121,082	121,082
Merrill Lynch & Company
5.340%	07/02/2007	††	2,179,471	2,179,471
Morgan Stanley & Company
5.370%	07/02/2007	††	1,271,358	1,271,358
National Australia Bank
5.320%	07/02/2007	††	363,245	363,245
Old Line Funding LCC
5.320%	07/12/2007	††	121,082	121,082
Paradigm Funding LLC
5.310%	07/16/2007	††	121,082	121,082
Paradigm Funding LLC
5.300%	07/10/2007	††	602,922	602,922
Park Avenue Receivables Corp
5.300%	07/09/2007	††	602,922	602,922
Rabobank Nederland
5.330%	07/02/2007	††	363,245	363,245
Rabobank Nederland
5.280%	07/05/2007	††	302,704	302,704
Ranger Funding Corporation
5.330%	08/02/2007	††	302,704	302,704
Royal Bank of Scotland
5.270%	07/11/2007	††	242,163	242,163
Sheffield Receivables Corporation
5.290%	07/06/2007	††	60,541	60,541
Skandinaviska Enskilda Banken AB
5.290%	07/19/2007	††	302,704	302,704
Svenska Handlesbanken
5.300%	07/02/2007	††	500,894	500,894
Wells Fargo
5.280%	07/12/2007	††	302,704	302,704

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Wells Fargo
5.260%	07/02/2007	††	$121,082	$121,082
				13,923,886
Floating Rate Instruments/Master Notes—0.3%
Bank of America
5.310%	07/10/2007	††	302,704	302,704
Bank of America
5.300%	09/17/2007	††	605,409	605,409
Bank of America
5.270%	07/16/2007	††	181,623	181,623
Bank of America
5.270%	08/17/2007	††	302,704	302,704
				1,392,440
TOTAL CASH EQUIVALENTS
(Cost $15,558,489)				15,558,489

REPURCHASE AGREEMENTS—1.0%
Investors Bank & Trust Repurchase Agreement dated 06/29/2007 due 07/02/2007, with a maturity value of $4,342,641 and an effective yield of 4.65% collateralized by a U.S. Government Agency Obligation with a rate of 8.625%, maturity date of 05/25/2015 and an aggregate market value of 4,558,007.			4,340,959	4,340,959
TOTAL INVESTMENTS—103.7%
(Cost $232,126,679)				435,675,115
Other assets less liabilities—(3.7%)				(15,362,384)
NET ASSETS—100.0%				$420,312,731

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—98.3%
Advertising—0.3%
Aquantive, Inc.	*	2,027	$129,323
Catalina Marketing Corporation		2,131	67,126
Clear Channel Outdoor Holdings, Inc. Class A	*	2,500	70,850
Getty Images, Inc.	*	1,742	83,285
Interpublic Group, Inc.	*†	17,203	196,114
Jupitermedia Corporation	*	1,450	10,556
Lamar Advertising Company		3,479	218,342
Monster Worldwide, Inc.	*	4,681	192,389
Omnicom Group		13,220	699,602
Valueclick, Inc.	*	4,058	119,549
			1,787,136
Aerospace & Defense—1.7%
AAR Corporation	*†	1,489	49,152
Alliant Techsystems, Inc.	*	1,550	153,682
Armor Holdings, Inc.	*	1,500	130,305
Goodrich Corporation		4,882	290,772
BE Aerospace, Inc.	*†	2,393	98,831
Boeing Company (The)		27,705	2,664,113
Fairchild Corporation (The) Class A	*	3,265	7,248
Gencorp, Inc.	*	1,629	21,291
General Dynamics Corporation		13,610	1,064,574
Heico Corporation Class A		878	30,862
Honeywell International, Inc.		29,167	1,641,519
Kreisler Manufacturing Corporation	*	1,250	19,400
Lockheed Martin Corporation		13,135	1,236,398
Northrop Grumman Corporation		12,770	994,400
Orbital Sciences Corporation	*†	2,123	44,604
Sequa Corporation Class A	*	510	57,120
Textron, Inc.		4,107	452,222
Triumph Group, Inc.		822	53,816
United Technologies Corporation		36,395	2,581,497
			11,591,806
Agriculture, Forestry & Fishing—0.0%
Andersons, Inc.	†	700	31,731
Griffin Land & Nurseries, Inc.	*	650	23,465
Margo Caribe, Inc. (Puerto Rico)	*†	1,022	4,854
Pilgrim’s Pride Corporation		2,476	94,509
Seaboard Corporation	†	18	42,210
Terra Industries, Inc.	*	2,513	63,880
			260,649
Airlines—0.4%
AMR Corporation	*	6,672	175,807
Air T, Inc.		1,352	13,534
Airnet Systems, Inc.	*	2,609	8,688
Airtran Holdings, Inc.	*†	3,168	34,595
Alaska Air Group, Inc.	*	1,343	37,416
Atlas Air Worldwide Holdings, Inc.	*	600	35,364
Bristow Group, Inc.	*	982	48,658
Continental Airlines, Inc. Class B	*†	2,723	92,228
Delta Air Lines, Inc.		5,791	114,083
ExpressJet Holdings, Inc.	*	2,636	15,763
FedEx Corporation		11,378	1,262,617
Frontier Airlines Holdings, Inc.	*	1,369	7,666
JetBlue Airways Corporation	*†	6,414	75,365
Mesa Air Group, Inc.	*	847	5,599
Midwest Air Group, Inc.	*	915	13,743
Northwest Airlines Corporation		11,009	$244,400
PHI, Inc.	*	774	23,057
Skywest, Inc.		2,390	56,954
Southwest Airlines Company		30,863	460,167
UAL Corporation	*†	3,500	142,065
US Airways Group, Inc.	*	2,272	68,773
			2,936,542
Apparel Retailers—0.6%
Abercrombie & Fitch Company Class A		3,982	290,606
Aeropostale, Inc.	*	2,403	100,157
American Eagle Outfitters, Inc.		8,736	224,166
AnnTaylor Stores Corporation	*	2,733	96,803
Bebe Stores, Inc.		790	12,648
Big Dog Holdings, Inc.	*†	1,620	26,179
Buckle, Inc. (The)		1,672	65,877
Carter’s, Inc.	*	1,476	38,287
Casual Male Retail Group, Inc.	*†	1,930	19,493
Cato Corporation Class A		1,761	38,636
Charlotte Russe Holding, Inc.	*	1,100	29,557
Charming Shoppes, Inc.	*	3,138	33,985
Chico’s FAS, Inc.	*	7,236	176,124
Children’s Place	*	1,144	59,076
Christopher & Banks Corporation		1,528	26,205
Dress Barn, Inc.	*	1,900	38,988
Finish Line Class A		1,604	14,612
Gap (The), Inc.		25,472	486,515
HOT Topic, Inc.	*†	1,824	19,827
JOS A. Bank Clothiers, Inc.	*†	577	23,928
Kohl’s Corporation	*	11,796	837,870
Ltd. Brands, Inc.		12,957	355,670
Nordstrom, Inc.		8,394	429,101
Pacific Sunwear of California, Inc.	*	3,025	66,550
Payless Shoesource, Inc.	*	2,964	93,514
Ross Stores, Inc.		6,350	195,580
Stage Stores, Inc.		2,236	46,867
Talbots, Inc.	†	375	9,386
Tween Brands, Inc.	*	1,485	66,231
Urban Outfitters, Inc.	*	5,012	120,438
Wet Seal, Inc. (The) Class A	*†	1,246	7,488
Wilsons The Leather Experts, Inc.	*	819	1,507
			4,051,871
Automotive—0.9%
A.O. Smith Corporation		1,341	53,492
Aftermarket Technology Corporation	*	603	17,897
American Axle & Manufacturing Holdings, Inc.		2,113	62,587
America’s Car Mart, Inc.	*†	354	4,811
Amerigon, Inc.	*	2,107	37,905
ArvinMeritor, Inc.		2,791	61,960
Asbury Automotive Group, Inc.		1,342	33,483
Autonation, Inc.	*	5,363	120,346
BorgWarner, Inc.		2,274	195,655
Carmax, Inc.	*†	8,516	217,158
Clarcor, Inc.		2,354	88,110
Coachmen Industries, Inc.		705	6,810
Copart, Inc.	*	3,582	109,573
Federal Signal Corporation		2,159	34,242
Force Protection, Inc.	*†	3,825	78,948
Ford Motor Company	†	74,379	700,650
General Motors Corporation		19,409	733,660
Genuine Parts Company		7,620	377,952

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Goodyear Tire & Rubber Company (The) *	7,281	$253,088
Group 1 Automotive, Inc.	1,068	43,083
Harley-Davidson, Inc.	10,663	635,621
Harsco Corporation	3,646	189,592
ITT Corporation	8,056	550,064
Keystone Automotive Industries, Inc. *	1,743	72,108
Lear Corporation *	2,741	97,607
Lithia Motors, Inc. Class A	862	21,843
LKQ Corporation *	3,500	86,310
Monaco Coach Corporation	1,376	19,746
Oshkosh Truck Corporation †	2,868	180,455
Paccar, Inc.	9,902	861,870
PEP Boys-Manny Moe & Jack	2,200	44,352
Proliance International, Inc. *	2,239	6,941
Sonic Automotive, Inc.	1,649	47,772
Strattec Security Corporation *	123	5,781
Superior Industries International, Inc. †	1,102	23,980
Tenneco Automotive, Inc. *	1,600	56,064
Titan International, Inc. †	1,085	34,297
TRW Automotive Holdings Corporation *	900	33,147
United Auto Group, Inc.	1,654	35,214
Visteon Corporation *	5,429	43,975
Wabash National Corporation	1,395	20,409
Winnebago Industries, Inc.	1,432	42,273
		6,340,831
Banking—10.0%
1st Source Corporation	1,180	29,406
Advance America Cash Advance Centers, Inc.	3,279	58,169
Advanta Corp. Class B	1,050	32,697
Alabama National Bancorp	575	35,558
Alliance Bankshares Corporation *	744	9,858
Amcore Financial, Inc.	1,313	38,064
American Express Company	42,027	2,571,212
AmeriCredit Corporation *†	6,437	170,902
Anchor Bancorp Wisconsin, Inc.	1,411	36,954
Associated Banc Corporation	5,110	167,097
Astoria Financial Corporation	4,671	116,962
BB&T Corporation	21,630	879,908
BancFirst Corporation	642	27,490
Bancorpsouth, Inc.	3,611	88,325
BancTrust Financial Group, Inc. †	1,600	33,600
Bank Mutual Corporation	3,756	43,307
Bank of America Corporation	178,464	8,725,105
Bank of Hawaii Corporation	2,494	128,790
Bank of New York Company, Inc. (The)	29,648	1,228,613
BankAtlantic Bancorp, Inc. Class A	2,210	19,028
Bankunited Financial Corporation Class A †	793	15,916
Blue River Bancshares, Inc.	2,545	13,705
BOK Financial Corporation	1,765	94,286
Boston Private Financial Holdings, Inc. †	1,297	34,850
Brookline Bancorp, Inc. †	3,765	43,335
Bryn Mawr Bank Corporation	1,058	24,313
Capital Bank Corporation	1,282	21,563
Capital City Bank Group, Inc. †	1,113	34,881
Capital One Financial Corporation	16,283	1,277,239
Capitol Federal Financial †	2,115	78,086
Cardinal Financial Corporation	1,142	$11,272
Cascade Bancorp †	2,191	50,700
Cascade Financial Corporation	1,063	16,827
Cathay General Bancorp †	2,082	69,830
Centennial Bank Holdings, Inc. *	5,300	44,891
Central Pacific Financial Corporation	929	30,666
CFS Bancorp, Inc.	1,873	27,196
Charter Financial Corporation	350	17,850
Chemical Financial Corporation †	1,552	40,150
Chittenden Corporation	2,222	77,659
CIT Group, Inc.	8,482	465,068
Citigroup, Inc.	196,422	10,074,484
Citizens Republic Bancorp Inc.	4,000	73,200
City Bank, Lynnwood, WA	1,645	51,834
City Holding Company	250	9,582
City National Corporation	2,199	167,322
CoBiz, Inc.	1,063	19,262
Colonial BancGroup, Inc. (The)	5,643	140,906
Comerica, Inc.	6,877	408,975
Commerce Bancorp, Inc. †	6,314	233,555
Commerce Bancshares, Inc.	3,607	163,397
Community Bank System, Inc.	1,402	28,068
Community Trust Bancorp, Inc.	665	21,479
Compass Bancshares, Inc.	4,769	328,966
CompuCredit Corporation *†	83	2,907
Corus Bankshares, Inc. †	702	12,117
Cullen/Frost Bankers, Inc.	2,502	133,782
CVB Financial Corporation	4,084	45,414
Dime Community Bancshares	1,638	21,605
Downey Financial Corporation †	1,038	68,487
Eastern Virginia Bankshares, Inc.	700	15,400
East-West Bancorp, Inc. †	2,200	85,536
Euronet Worldwide, Inc. *	1,056	30,793
Fannie Mae	37,770	2,467,514
Farmers Capital Bank Corporation	1,113	32,199
Fidelity Southern Corporation	1,381	23,339
Fifth Third Bancorp	18,257	726,081
Financial Federal Corporation †	1,513	45,118
Financial Institutions, Inc.	749	15,122
First Bancorp North Carolina	643	12,043
First Bancorp Puerto Rico †	3,246	35,674
First Charter Corporation	843	16,413
First Citizens BancShares, Inc. Class A	254	49,378
First Commonwealth Financial Corporation †	5,133	56,052
First Community Bancorp	894	51,146
First Financial Bancorp †	1,895	28,406
First Financial Bankshares, Inc.	333	12,924
First Financial Service Corporation	366	10,409
First Horizon National Corporation †	5,607	218,673
First Marblehead Corporation (The) †	2,764	106,801
First Merchants Corporation	874	21,002
First Midwest Bancorp, Inc.	2,002	71,091
First Niagara Financial Group, Inc.	4,099	53,697
First of Long Island Corporation (The)	986	20,647
First Republic Bank	1,336	71,690
FirstFed Financial Corporation *†	922	52,305
FirstMerit Corporation	3,895	81,522
Flagstar Bancorp, Inc.	2,110	25,425
FMS Financial Corporation	500	14,355
FNB Corporation †	3,344	55,979

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Freddie Mac	26,933	$1,634,833
Fremont General Corporation †	2,929	31,516
Frontier Financial Corporation †	2,254	50,783
Fulton Financial Corporation	6,533	94,206
Glacier Bancorp, Inc. †	1,771	36,040
Great Lakes Bancorp, Inc. *	277	3,659
Greater Bay Bancorp	2,213	61,610
Hallwood Group, Inc. *	100	7,844
Hancock Holding Company †	1,752	65,788
Hanmi Financial Corporation	3,600	61,416
Harleysville National Corporation	1,210	19,505
Harrington West Financial Group, Inc.	1,171	18,882
Heritage Financial Corporation	332	7,936
Horizon Financial Services Corporation	450	3,771
Hudson City Bancorp, Inc.	20,250	247,455
Huntington Bancshares, Inc.	8,571	194,905
Independent Bank Corporation (Massachusetts)	874	25,818
Independent Bank Corporation (Michigan)	2,079	35,780
IndyMac Bancorp, Inc. †	2,523	73,596
Integra Bank Corporation	848	18,207
International Bancshares Corporation	3,248	83,214
Investors Financial Services Corporation	2,840	175,143
Irwin Financial Corporation	1,296	19,401
JPMorgan Chase & Company	137,629	6,668,125
Keycorp †	15,774	541,521
KNBT Bancorp, Inc.	1,002	14,729
M&T Bank Corporation	3,475	371,477
MAF Bancorp, Inc.	1,245	67,554
Marshall & IIsley Corporation	8,572	408,284
MB Financial, Inc.	931	32,360
Medallion Financial Corporation	958	11,333
Mellon Financial Corporation	17,152	754,688
Merchants Bancshares, Inc.	571	13,133
Midsouth Bancorp, Inc.	498	11,877
MidWestOne Financial Group, Inc.	582	10,185
Mitcham Industries, Inc. *	1,100	20,999
NASB Financial, Inc.	528	17,767
National City Corporation †	25,135	837,498
National Penn Bancshares, Inc. †	1,676	27,956
NBT Bancorp, Inc.	1,000	22,560
Nelnet, Inc. Class A	481	11,756
New York Community Bancorp, Inc. †	10,860	184,837
NewAlliance Bancshares, Inc. †	4,600	67,712
Northern States Financial Corporation	772	18,520
Northern Trust Corporation	7,513	482,635
Northwest Bancorp, Inc.	2,048	53,535
Ocwen Financial Corporation *†	3,358	44,762
Old National Bancorp †	3,552	58,999
PNC Financial Services Group, Inc.	13,929	997,038
Pacific Capital Bancorp	1,724	46,514
Pacific Premier Bancorp, Inc. *	976	10,433
Park National Corporation †	728	61,727
Parkvale Financial Corporation	616	18,301
Peoples Bancorp, Inc.	814	22,035
Peoples Financial Corporation †	883	22,516
Peoples United Financial, Inc. †	5,268	93,402
PFF Bancorp, Inc.	1,096	30,611
Popular, Inc. (Puerto Rico) †	10,296	165,457
Premier Community Bankshares, Inc.	933	$30,472
PrivateBancorp, Inc. †	1,200	34,560
Prosperity Bancshares, Inc. †	2,300	75,348
Provident Bankshares Corporation	1,369	44,876
Provident Financial Services, Inc. †	943	14,862
Provident New York Bancorp	3,670	49,582
Regions Financial Corporation	28,179	932,725
Republic Bancorp, Inc. Class A	1,603	26,594
Riverview Bancorp, Inc.	2,600	35,672
Royal Bancshares of Pennsylvania Class A	882	17,384
S&T Bancorp, Inc.	1,868	61,457
Sandy Spring Bancorp, Inc.	344	10,815
Santander Bancorp (Puerto Rico)	1,280	19,021
Shore Bancshares, Inc. †	826	21,311
Signature Bank of New York *	1,900	64,790
Simmons First National Corporation Class A	911	25,134
Sky Financial Group, Inc.	4,278	119,185
SLM Corporation	16,037	923,410
South Financial Group, Inc. (The)	2,799	63,369
SouthFirst Bancshares, Inc.	400	4,900
Sovereign Bancorp, Inc. †	12,496	264,165
State Street Corporation †	13,568	928,051
Sterling Bancorp, NY	1,476	23,660
Sterling Bancshares, Inc.	2,422	27,393
Sterling Financial Corporation (Pennsylvania)	1,557	16,380
Sterling Financial Corporation (Washington) †	2,577	74,578
Student Loan Corporation	207	42,207
Suffolk Bancorp	1,100	35,112
SunTrust Banks, Inc.	14,045	1,204,218
Susquehanna Bancshares, Inc. †	2,932	65,589
SVB Financial Group *	1,437	76,319
Synovus Financial Corporation	10,920	335,244
TCF Financial Corporation	6,104	169,691
Tompkins Financial Corp.	665	24,871
Trustco Bank Corporation †	3,435	33,938
Trustmark Corporation	2,435	62,969
U.S. Bancorp	69,469	2,289,004
UCBH Holdings, Inc.	3,652	66,722
UMB Financial Corporation	1,990	73,371
Umpqua Holdings Corporation	1,151	27,060
UnionBanCal Corporation	2,177	129,967
United Bankshares, Inc.	2,134	67,861
United Community Banks, Inc. †	2,188	56,647
United Western Bancorp, Inc.	973	24,568
Valley National Bancorp †	5,409	121,648
W Holding Company, Inc. (Puerto Rico) †	8,055	21,265
Wachovia Corporation	75,311	3,859,689
Washington Federal, Inc.	3,379	82,143
Washington Mutual, Inc.	37,457	1,597,166
Washington Trust Bancorp, Inc.	500	12,605
Webster Financial Corporation	2,393	102,109
Wells Fargo & Company	123,315	4,336,989
Wesbanco, Inc.	1,699	50,120
Westamerica Bancorporation †	1,628	72,023
Western Alliance Bancorp *	1,400	41,790
Westfield Financial, Inc.	4,068	40,558
Whitney Holding Corporation	2,371	71,367
Willow Financial Bancorp, Inc.	533	6,929
Wilmington Trust Corporation	3,204	132,998
Wintrust Financial Corporation	1,017	44,595

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
World Acceptance Corporation *	639	$27,304
Zions Bancorporation	4,153	319,407
		68,273,305
Beverages, Food & Tobacco—4.3%
Alliance One International, Inc. *	2,000	20,100
Altria Group, Inc.	83,236	5,838,173
American Italian Pasta Company Class A *†	721	6,922
Anheuser-Busch Companies, Inc.	28,258	1,473,937
Archer-Daniels-Midland Company	23,265	769,839
Bridgford Foods Corporation *	559	4,148
Brown-Forman Corporation Class B	2,437	178,096
Bunge Ltd. †	4,700	397,150
Campbell Soup Company	11,026	427,919
Central European Distribution Corporation *†	652	22,572
Chiquita Brands International, Inc. †	2,150	40,764
Coca-Cola Bottling Company Consolidated	437	21,981
Coca-Cola Company (The)	84,149	4,401,834
Coca-Cola Enterprises, Inc.	10,775	258,600
ConAgra Foods, Inc.	21,479	576,926
Constellation Brands, Inc. Class A *†	8,096	196,571
Corn Products International, Inc.	3,164	143,804
Dean Foods Company *	6,281	200,175
Del Monte Foods Company	8,204	99,761
Farmer Brothers Company	930	21,046
Flowers Foods, Inc.	2,760	92,074
Fresh Del Monte Produce, Inc. (Cayman Islands)	567	14,203
General Mills, Inc.	14,393	840,839
Green Mountain Coffee Roasters, Inc. *	500	39,370
Hain Celestial Group, Inc. *	1,426	38,702
Hansen Natural Corporation *	2,680	115,186
Hershey Company (The)	6,420	324,980
HJ Heinz Company	12,672	601,540
Hormel Foods Corporation	3,195	119,333
Inventure Group, Inc. (The) *	5,272	16,660
JM Smucker Company (The)	2,614	166,407
Kellogg Company	10,337	535,353
Kraft Foods, Inc. Class A	67,179	2,368,060
Lancaster Colony Corporation	1,389	58,185
Lance, Inc.	1,370	32,277
Loews Corporation— Carolina Group	4,268	329,788
M&F Worldwide Corporation *†	780	51,932
McCormick & Company, Inc.	5,759	219,879
Molson Coors Brewing Company Class B	2,911	269,151
Peet’s Coffee & Tea, Inc. *	637	15,689
Pepsi Bottling Group, Inc.	5,177	174,361
PepsiAmericas, Inc.	3,031	74,441
Pepsico, Inc.	65,448	4,244,303
Performance Food Group Company *	1,907	61,958
Ralcorp Holdings, Inc. *	1,228	65,637
Reynolds American, Inc. †	6,595	429,994
Sanderson Farms, Inc. †	864	38,897
Sara Lee Corporation	29,377	511,160
Smithfield Foods, Inc. *	4,682	144,159
Supervalu, Inc.	8,154	377,693
Sysco Corporation	24,091	$794,762
Tootsie Roll Industries, Inc.	572	15,850
Topps Company, Inc. (The)	2,255	23,700
TreeHouse Foods, Inc. *	1,256	33,422
Tyson Foods, Inc. Class A	10,231	235,722
UST, Inc.	6,881	369,579
United Natural Foods, Inc. *†	1,912	50,821
Universal Corporation	1,078	65,672
Vector Group Ltd. †	2,276	51,278
WM Wrigley Jr. Company †	7,657	423,509
		29,536,844
Building Materials—1.0%
Amcol International Corporation	1,186	32,390
Anixter International, Inc. *†	1,723	129,587
Beacon Roofing Supply, Inc. *†	2,570	43,664
Building Material Holding Corporation †	1,800	25,542
Cabot Microelectronics Corporation *†	1,049	37,229
Carbo Ceramics, Inc. †	1,137	49,812
Carlisle Companies, Inc.	2,452	114,043
Eagle Materials, Inc.	2,083	102,171
Florida Rock Industries, Inc. †	2,697	182,048
Home Depot, Inc.	80,722	3,176,411
Interline Brands, Inc. *	982	25,611
Jewett-Cameron Trading Ltd. (Canada) *	1,575	13,214
Lowe’s Companies, Inc.	60,510	1,857,052
Martin Marietta Materials, Inc.	1,737	281,429
Numerex Corporation Class A *	1,800	20,520
Owens Corning, Inc. *†	1,100	36,993
Rock of Ages Corporation *	1,387	6,935
US Home Systems, Inc. *†	1,291	12,845
USG Corporation *†	3,348	164,186
Vulcan Materials Company †	3,294	377,295
Wesco International, Inc. *	1,550	93,697
		6,782,674
Chemicals—1.7%
A. Schulman, Inc.	1,444	35,133
AEP Industries, Inc. *	372	16,744
Air Products & Chemicals, Inc.	8,040	646,175
Airgas, Inc.	3,075	147,292
Albemarle Corporation	3,712	143,023
Arch Chemicals, Inc.	1,211	42,555
Avery Dennison Corporation	4,185	278,219
Cabot Corporation	2,693	128,402
Celanese Corporation Class A	5,993	232,409
CF Industries Holdings, Inc. †	3,400	203,626
Chemtura Corporation	8,873	98,579
Church & Dwight, Inc.	2,569	124,494
Compass Minerals International, Inc.	2,200	76,252
Cooper Tire & Rubber Company	3,066	84,683
Cytec Industries, Inc.	1,644	104,838
Dow Chemical Company (The)	38,798	1,715,648
Eastman Chemical Company	3,211	206,564
EI Du Pont de Nemours & Company	35,860	1,823,122
Empire Financial Holding Company *	1,550	2,247
FMC Corporation	1,668	149,103
Georgia Gulf Corporation †	1,268	22,963
HB Fuller Company	2,570	76,817
Hercules, Inc. *	4,606	90,508
Huntsman Corporation	2,600	63,206

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
International Flavors & Fragrances, Inc.		3,885	$202,564
Koppers Holdings, Inc.		2,000	67,360
Landec Corporation	*	986	13,212
LSB Industries, Inc.	*†	1,411	30,167
Lubrizol Corporation		1,819	117,416
Lyondell Chemical Company		7,868	292,060
Minerals Technologies, Inc.		868	58,113
Monsanto Company		21,546	1,455,217
Mosaic Company (The)	*	4,509	175,941
Myers Industries, Inc.		1,716	37,941
Nalco Holding Co.		3,074	84,381
NewMarket Corporation		1,200	58,044
NL Industries, Inc.		2,111	21,152
NuCo2, Inc.	*	1,261	32,370
Olin Corporation		2,796	58,716
OM Group, Inc.	*	1,147	60,699
Omnova Solutions, Inc.	*	6,478	39,192
PPG Industries, Inc.		7,052	536,728
Penford Corporation		785	21,423
Pharmos Corporation	*	1,375	1,966
PolyOne Corporation	*	2,862	20,578
Praxair, Inc.		12,623	908,730
Scotts Miracle-Gro Company (The) Class A	†	1,662	71,366
Sealed Air Corporation		7,054	218,815
Sensient Technologies Corporation		2,027	51,466
Spartech Corporation		1,451	38,524
SurModics, Inc.	*†	675	33,750
Trex Company, Inc.	*†	731	14,350
Tronox, Inc. Class B		829	11,647
Tupperware Corporation		2,427	69,752
UAP Holding Corporation	†	2,800	84,392
Unifi, Inc.	*	2,629	6,888
USEC, Inc.	*	2,637	57,961
Valhi, Inc.		511	8,329
W.R. Grace & Company	*†	4,200	102,858
Wellman, Inc.		1,509	4,587
West Pharmaceutical Services, Inc.		1,704	80,344
			11,661,601
Coal—0.2%
Alpha Natural Resources, Inc.	*	1,280	26,611
Arch Coal, Inc.		4,116	143,237
Consol Energy, Inc.		7,462	344,073
Evergreen Energy, Inc.	*†	4,989	30,084
International Coal Group, Inc.	*†	4,900	29,302
James River Coal Company	*†	1,500	19,440
Massey Energy Company		3,053	81,362
Natural Resource Partners, LP	†	2,000	76,080
Peabody Energy Corporation		10,424	504,313
Penn Virginia Resource Partners, LP		1,600	49,760
			1,304,262
Commercial Services—1.9%
Aaron Rents, Inc.	†	1,939	56,619
ABM Industries, Inc.		2,291	59,131
Accenture Ltd. Class A (Bermuda)		21,831	936,332
ACCO Brands Corporation	*	1,319	30,403
Administaff, Inc.		1,143	38,279
Advisory Board Company (The)	*	950	52,782
Akamai Technologies, Inc.	*†	5,664	275,497
Allied Waste Industries, Inc.	*	7,625	102,632
Amerco, Inc.	*†	805	60,777
American Railcar Industries, Inc.		1,200	$46,800
AMN Healthcare Services, Inc.	*	1,507	33,154
Angelica Corporation		510	10,751
APAC Customer Services, Inc.	*	1,972	4,792
Avis Budget Group, Inc.	*	4,424	125,774
Barrett Business Services, Inc.		2,203	56,903
BearingPoint, Inc.	*†	8,105	59,248
Bowne & Company, Inc.		1,575	30,728
Brink’s Company (The)		2,360	146,060
CDI Corporation		1,131	36,418
Cenveo, Inc.	*	2,792	64,746
Chemed Corporation		1,162	77,029
Cintas Corporation	†	5,365	211,542
Clean Harbors, Inc.	*	1,207	59,650
Coinstar, Inc.	*	1,075	33,841
Comfort Systems USA, Inc.		2,179	30,898
Consolidated Graphics, Inc.	*	776	53,761
Convergys Corporation	*	5,933	143,816
Corporate Executive Board Company		1,507	97,819
Courier Corporation		424	16,960
CRA International, Inc.	*†	986	47,525
Daktronics, Inc.	†	927	19,912
Diamond Management & Technology Consultants, Inc.		1,431	18,889
Dollar Thrifty Automotive Group, Inc.	*	1,057	43,168
Dun & Bradstreet Company		2,641	271,970
EGL, Inc.	*	1,861	86,499
Edgewater Technology, Inc.	*	1,533	12,080
eFunds Corporation	*	2,250	79,402
Emcor Group, Inc.	*	1,454	105,997
Ennis Business Forms, Inc.		695	16,346
EPIQ Systems, Inc.	*	1,087	17,566
Equifax, Inc.		5,325	236,537
eResearch Technology, Inc.	*†	2,056	19,553
First Aviation Services, Inc.	*	1,818	4,890
First Consulting Group, Inc.	*	1,097	10,421
Fluor Corporation		3,405	379,215
Forrester Research, Inc.	*	963	27,089
FTI Consulting, Inc.	*†	1,735	65,982
Furmanite Corporation		1,100	8,514
G&K Services, Inc. Class A		1,008	39,826
Gevity HR, Inc.		964	18,634
H&E Equipment Services, Inc.	*	1,600	44,384
H&R Block, Inc.		11,402	266,465
Harris Interactive, Inc.	*	2,730	14,605
Healthcare Services Group, Inc.		2,490	73,455
Heidrick & Struggles International, Inc.	*	865	44,323
Hewitt Associates, Inc. Class A	*	2,317	74,144
Huron Consulting Group, Inc.	*	988	72,134
I-many, Inc.	*	951	2,615
Inergy, LP		1,700	61,540
Infrasource Services, Inc.	*	3,401	126,177
inVentiv Health, Inc.	*	2,100	76,881
Iron Mountain, Inc.	*	7,146	186,725
Jackson Hewitt Tax Service, Inc.		1,779	50,008
Jacobs Engineering Group, Inc.	*	3,838	220,723
KBR, Inc.		6,464	169,551
Kelly Services, Inc. Class A		1,173	32,211
Kforce.com, Inc.	*	297	4,746
Korn Ferry International	*	1,624	42,646
Labor Ready, Inc.	*	2,485	57,428
Landauer, Inc.		598	29,451
Lazare Kaplan International	*	1,139	9,021
Lionbridge Technologies, Inc.	*	1,165	6,862
Magellan Health Services, Inc.	*	1,400	65,058

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Management Network Group, Inc.	*	1,600	$3,648
Manpower, Inc.		3,593	331,418
MasterCard, Inc. Class A	†	2,238	371,217
Maximus, Inc.		1,052	45,636
Medical Staffing Network Holdings, Inc.	*	1,686	9,189
Metal Management, Inc.		1,800	79,326
Midas, Inc.	*	1,277	28,950
MoneyGram International, Inc.		3,750	104,812
Moody’s Corporation		9,284	577,465
MPS Group, Inc.	*	3,706	49,549
MTC Technologies, Inc.	*	619	15,203
National Research Corporation		1,250	31,462
Navigant Consulting, Inc.	*†	2,313	42,929
Omnicell, Inc.	*	783	16,271
On Assignment, Inc.	*	1,243	13,325
Online Resources Corporation	*	700	7,686
Opsware, Inc.	*†	2,730	25,962
Overland Storage, Inc.	*	481	1,251
Paychex, Inc.		13,545	529,880
PDI, Inc.	*	703	7,213
Pegasystems, Inc.		2,141	23,401
Perma-Fix Environmental Services	*	5,502	16,891
Pfsweb, Inc.	*	5,683	4,774
PHH Corporation	*	2,212	69,037
Portfolio Recovery Associates, Inc.	*†	504	30,250
Possis Medical, Inc.	*	1,278	13,905
Pre-Paid Legal Services, Inc.	*†	779	50,097
Presstek, Inc.	*†	945	7,551
Quanta Services, Inc.	*†	4,702	144,210
RCM Technologies, Inc.	*	1,593	12,409
Regis Corporation	†	1,818	69,539
Rent-A-Center, Inc.	*†	3,377	88,579
Republic Services, Inc.		8,443	258,694
Resources Connection, Inc.	*	2,060	68,351
Rewards Network, Inc.	*	1,127	4,587
Robert Half International, Inc.		7,107	259,405
Rollins, Inc.		661	15,051
RR Donnelley & Sons Company		8,887	386,673
Ryder System, Inc.	†	2,660	143,108
Sally Beauty Company, Inc.	*	3,659	32,931
Service Corporation International		11,775	150,484
ServiceMaster Company (The)		11,826	182,830
Shaw Group, Inc. (The)	*	2,182	101,005
Sotheby’s Holdings, Inc. Class A		2,623	120,710
Spherion Corporation	*	2,689	25,250
Standard Register Company (The)		1,650	18,810
StarTek, Inc.		994	10,725
Steiner Leisure Ltd. (Bahama Islands)	*	1,503	73,827
Stericycle, Inc.	*†	3,138	139,515
SupportSoft, Inc.	*	1,562	8,529
Tejon Ranch Company	*†	762	33,680
TeleTech Holdings, Inc.	*	2,738	88,930
Tetra Tech, Inc.	*	2,114	45,557
Travelcenters of America LLC	*	292	11,811
TRC Companies, Inc.	*	327	4,849
United Rentals, Inc.	*	3,294	107,187
Universal Compression Holdings, Inc.	*	1,492	108,125
URS Corporation	*	1,582	76,806
Valassis Communications, Inc.	*	2,236	38,437
Varsity Group, Inc.	*	2,747	2,472
Verenium Corp.	†	1,790	$9,075
Vertrue, Inc.	*	749	36,536
Viad Corporation		937	39,513
Volt Information Sciences, Inc.	*†	1,249	23,032
Washington Group International, Inc.	*	1,180	94,412
Waste Connections, Inc.	*	2,362	71,427
Waste Industries USA, Inc.		1,296	44,245
Waste Management, Inc.		20,986	819,503
Watson Wyatt Worldwide Inc.		1,600	80,768
Weight Watchers International, Inc.		1,826	92,834
Westaff, Inc.	*	942	4,088
Wind River Systems, Inc.	*	3,206	35,266
World Fuel Services Corporation		960	40,378
Wright Express Corporation	*	1,750	59,972
			13,006,733
Communications—1.3%
Ace*Comm Corporation	*	3,033	2,942
ADC Telecommunications, Inc.	*	4,773	87,489
AltiGen Communications, Inc.	*	4,109	6,821
American Tower Corporation Class A	*	15,861	666,162
Anadigics, Inc.	*†	957	13,197
Andrew Corporation	*†	6,376	92,069
Applied Signal Technology, Inc.		1,237	19,310
Arris Group, Inc.	*	2,896	50,941
Avaya, Inc.	*	17,294	291,231
Avici Systems, Inc.	*	711	5,333
Blonder Tongue Laboratories	*	2,285	3,679
CalAmp Corporation	*	550	2,271
Carrier Access Corporation	*	1,178	5,525
C-COR.net Corporation	*†	1,547	21,751
Centillium Communications, Inc.	*	1,588	3,319
Checkpoint Systems, Inc.	*	1,441	36,385
Ciena Corporation	*	2,809	101,489
Comtech Telecommunications	*†	1,350	62,667
Crown Castle International Corporation	*	8,983	325,813
CT Communications, Inc.		214	6,529
Cubic Corporation		1,692	51,065
Ditech Networks, Inc.	*	1,360	11,138
EndWave Corporation	*	911	10,413
Entertainment Distribution Company, Inc.		2,143	4,265
Foundry Networks, Inc.	*	5,421	90,314
Harmonic, Inc.	*	2,820	25,013
Harris Corporation		6,090	332,209
Hungarian Telephone & Cable Corporation	*	712	14,247
ID Systems, Inc.	*†	2,016	25,946
Integrated Telecom Express, Inc.	‡d	1,103	—
InterDigital Communications Corporation	*†	2,803	90,173
Inter-Tel, Inc.		1,334	31,923
InterVoice, Inc.	*	1,395	11,620
Intraware, Inc.	*	783	3,727
L-3 Communications Holdings, Inc.		5,024	489,287
Mindspeed Technologies, Inc.	*	4,009	8,860
Motorola, Inc.		95,635	1,692,739
Network Appliance, Inc.	*†	14,316	418,027
NMS Communications Corporation	*	1,250	2,150
On2 Technologies, Inc.	*†	4,620	13,860

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Openwave Systems, Inc.	*	2,570	$16,088
Plantronics, Inc.		1,826	47,878
Polycom, Inc.	*	4,177	140,347
Powerwave Technologies, Inc.	*†	2,434	16,308
Premiere Global Services, Inc.	*	2,174	28,305
Qualcomm, Inc.		64,472	2,797,440
SBA Communications Corporation	*	1,350	45,346
SeaChange International, Inc.	*	958	7,434
Sirius Satellite Radio, Inc.	*†	47,469	143,356
Sonus Networks, Inc.	*	10,700	91,164
Standard Microsystems Corporation	*	806	27,678
Syntax-Brillian Corporation	*†	180	886
Tekelec	*	2,569	37,045
TeleCorp PCS, Inc.	‡d	5,507	—
Tellabs, Inc.	*	19,143	205,979
Tollgrade Communications, Inc.	*	601	6,341
Universal Security Instruments, Inc.	*	1,866	58,536
Utstarcom, Inc.	*†	4,555	25,554
Verso Technologies, Inc.	*	1,618	1,343
Viasat, Inc.	*	1,190	38,199
Westell Technologies, Inc. Class A	*	1,821	4,753
XM Satellite Radio Holdings, Inc. Class A	*†	8,921	105,000
Zhone Technologies, Inc.	*†	3,915	5,618
Zix Corporation	*†	1,015	1,878
Zoom Telephonics, Inc.	*	2,711	3,416
			8,987,791
Computer Software & Processing—5.6%
3D Systems Corporation	*†	1,158	28,799
Activision, Inc.	*	9,514	177,626
Actuate Corporation	*	2,084	14,150
Acxiom Corporation		3,451	91,279
Adobe Systems, Inc.	*	22,505	903,576
Advent Software, Inc.	*†	1,451	47,230
Affiliated Computer Services, Inc. Class A	*	4,289	243,272
Agile Software Corporation	*	2,086	16,813
Alliance Data Systems Corporation	*	1,955	151,082
American Software, Inc. Class A		1,950	20,085
AMICAS, Inc.	*	1,846	6,535
answerthink, Inc.	*	1,140	4,127
Ansys, Inc.	*	2,396	63,494
Applix, Inc.	*	6,240	102,648
Arbitron, Inc.		1,298	66,886
Ariba, Inc.	*	2,075	20,563
Art Technology Group, Inc.	*	8,333	22,166
Aspen Technology, Inc.	*	1,529	21,406
Audible, Inc.	*	1,213	12,227
Authorize.Net Holdings, Inc.		1,288	23,042
Autobytel, Inc.	*	1,384	5,882
Autodesk, Inc.	*	9,258	435,867
Automatic Data Processing, Inc.		22,994	1,114,519
Avocent Corporation	*	2,007	58,223
BEA Systems, Inc.	*	16,581	226,994
BMC Software, Inc.	*	9,391	284,547
Bankrate, Inc.	*†	1,083	51,897
Blackbaud, Inc.		2,650	58,512
Blackboard, Inc.	*†	1,400	58,968
Blue Coat Systems, Inc.	*†	536	26,543
Borland Software Corporation	*†	2,936	$17,440
Brady Corporation Class A		2,402	89,210
CA, Inc.		17,506	452,180
CMGI, Inc.	*	10,077	19,650
CNET Networks, Inc.	*†	5,501	45,053
CSG Systems International, Inc.	*	2,153	57,076
CACI International, Inc. Class A	*	1,198	58,522
Cadence Design Systems, Inc.	*	10,745	235,960
Callidus Software, Inc.	*	172	1,393
Captaris, Inc.	*	1,164	5,960
Ceridian Corporation	*	6,177	216,195
Cerner Corporation	*†	3,044	168,851
Checkfree Corporation	*†	3,356	134,911
Choicepoint, Inc.	*	3,112	132,104
Chordiant Software, Inc.	*	1,859	29,112
Ciber, Inc.	*	2,444	19,992
Citrix Systems, Inc.	*	6,809	229,259
Clinical Data, Inc.	*†	1,332	28,185
Cogent Communications Group, Inc.	*†	2,886	86,205
Cognex Corporation		2,023	45,538
Cognizant Technology Solutions Corporation	*	5,276	396,175
Computer Sciences Corporation	*	6,597	390,213
Compuware Corporation	*	15,945	189,108
Concur Technologies, Inc.	*†	2,083	47,597
CoStar Group, Inc.	*†	770	40,718
Covansys Corporation	*	1,477	50,115
Cybersource Corporation	*	1,281	15,449
DST Systems, Inc.	*†	2,794	221,313
DealerTrack Holdings, Inc.	*	1,800	66,312
Deluxe Corporation	†	2,098	85,200
Digital River, Inc.	*	1,627	73,622
Earthlink, Inc.	*	5,814	43,431
ebix.com, Inc.	*	1,754	70,511
Echelon Corporation	*†	1,769	27,649
Eclipsys Corporation	*	1,846	36,551
eCollege.com, Inc.	*	635	14,129
Electro Rent Corporation	*	950	13,813
Electronic Arts, Inc.	*	12,060	570,679
Electronic Data Systems Corporation		22,135	613,804
Electronics for Imaging	*	2,638	74,444
Entrust Technologies, Inc.	*	2,200	8,932
Epicor Software Corporation	*	1,693	25,175
ePresence, Inc.	‡d	1,173	—
eSpeed, Inc. Class A	*	1,470	12,701
Evolving Systems, Inc.	*	1,054	2,382
F5 Networks, Inc.	*	1,332	107,359
Factset Research Systems, Inc.		1,490	101,842
Fair Isaac Corporation		3,039	121,925
FalconStor Software, Inc.	*	1,373	14,485
Fidelity National Information Services, Inc.		11,188	607,285
First Data Corporation		29,639	968,306
Fiserv, Inc.	*	7,444	422,819
Gartner Group, Inc. Class A	*	1,179	28,992
Gerber Scientific, Inc.	*	1,608	18,685
Google, Inc. Class A	*	8,801	4,606,267
HLTH Corporation		12,459	174,551
Hypercom Corporation	*	1,992	11,773
IMS Health, Inc.		7,150	229,729
iGate Capital Corporation	*	1,397	11,204
Informatica Corporation	*	3,171	46,836
Inforte Corporation	*	1,897	7,910

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Infospace, Inc.	*	1,323	$30,707
InfoUSA, Inc.		1,708	17,456
Integral Systems, Inc.		631	15,340
Interactive Data Corporation		1,521	40,732
Interactive Intelligence, Inc.	*	950	19,570
Internap Network Services Corporation	*†	1,297	18,703
Interwoven, Inc.	*	1,908	26,788
Intuit, Inc.	*	13,074	393,266
JDA Software Group, Inc.	*	1,256	24,655
Jack Henry & Associates, Inc.		3,591	92,468
Juniper Networks, Inc.	*	21,310	536,373
Kenexa Corp.	*†	1,681	63,391
Keynote Systems, Inc.	*	1,400	22,960
Knot, Inc. (The)	*†	2,304	46,518
Lawson Software, Inc.	*†	8,700	86,043
LivePerson, Inc.	*	3,333	17,832
Looksmart	*	500	1,950
Magma Design Automation, Inc.	*	1,429	20,063
Manhattan Associates, Inc.	*	1,346	37,567
Mantech International Corporation Class A	*	1,217	37,520
McAfee, Inc.	*	6,724	236,685
Mediware Information Systems	*	1,088	7,834
Mentor Graphics Corporation	*	2,745	36,152
Microsoft Corporation		339,381	10,001,558
MicroStrategy, Inc. Class A	*	513	48,473
MIVA, Inc.	*	990	6,435
Move, Inc.	*	7,362	32,982
NCR Corporation	*	7,848	412,334
Napster, Inc.	*	1,145	3,893
National Instruments Corporation		3,414	111,194
Navisite, Inc.	*	3,725	28,310
NAVTEQ Corporation	*†	3,700	156,658
Neoware, Inc.	*	900	12,186
NetFlix, Inc.	*†	679	13,166
Netscout Systems, Inc.	*	1,250	10,837
NIC, Inc.		2,450	16,758
Novell, Inc.	*	15,492	120,683
NVE Corporation	*†	348	12,250
Oracle Corporation	*	157,223	3,098,865
Packeteer, Inc.	*	1,900	14,839
Parametric Technology Corporation	*	4,423	95,581
PDF Solutions, Inc.	*	974	11,522
Perot Systems Corporation Class A	*	4,359	74,277
Phoenix Technologies Ltd.	*	907	7,646
Plato Learning, Inc.	*	1,825	8,395
Progress Software Corporation	*	1,322	42,026
QAD, Inc.		1,363	11,313
Quality Systems, Inc.	†	768	29,161
Quest Software, Inc.	*†	3,847	62,283
Radiant Systems, Inc.	*	1,019	13,492
Radisys Corporation	*	961	11,916
RealNetworks, Inc.	*	5,844	47,745
Red Hat, Inc.	*†	7,251	161,552
Renaissance Learning, Inc.	†	1,353	17,792
S1 Corporation	*	2,636	21,062
Saba Software, Inc.	*	1,576	8,085
Salesforce.com, Inc.	*†	2,200	94,292
Sapient Corporation	*	4,150	32,079
Scientific Learning Corporation	*	3,145	21,229
Secure Computing Corporation	*	1,554	11,795
Sonic Foundry, Inc.	*	1,200	2,652
SonicWall, Inc.	*	2,442	$20,977
SPSS, Inc.	*	690	30,457
SRA International, Inc. Class A	*	1,664	42,033
Stratasys, Inc.	*†	891	41,859
SumTotal Systems, Inc.	*	317	2,488
Sun Microsystems, Inc.	*	135,549	712,988
Sybase, Inc.	*	3,825	91,379
Sykes Enterprises, Inc.	*	1,423	27,023
Symantec Corporation	*	38,372	775,114
SYNNEX Corporation	*	104	2,143
Synopsys, Inc.	*	6,501	171,821
Synplicity, Inc.	*	1,050	7,350
Syntel, Inc.		1,554	47,226
Take-Two Interactive Software, Inc.	*†	2,643	52,781
THQ, Inc.	*†	2,914	88,935
3Com Corporation	*	14,501	59,889
TIBCO Software, Inc.	*	8,337	75,450
Total System Services, Inc.		1,651	48,721
Tradestation Group, Inc.	*	1,690	19,688
Transaction Systems Architects, Inc. Class A	*	1,298	43,691
Trizetto Group, Inc.	*	1,550	30,008
Tumbleweed Communications Corporation	*	1,102	2,810
Ultimate Software Group, Inc.	*	1,242	35,931
Unisys Corporation	*	13,714	125,346
United Online, Inc.		2,509	41,373
Vasco Data Security International, Inc.	*	3,804	86,579
Verint Systems, Inc.	*	1,152	36,058
VeriSign, Inc.	*	10,106	320,663
Versant Corporation	*	330	7,960
Vignette Corporation	*	737	14,121
Wave Systems Corporation Class A	*†	1,004	2,088
Websense, Inc.	*	1,958	41,607
XETA Technologies, Inc.	*	1,946	6,208
Yahoo!, Inc.	*	50,447	1,368,627
			38,201,026
Computers & Information—3.8%
3M Company		27,011	2,344,285
Access Plans USA, Inc.	*	3,538	6,368
Apple Computer, Inc.	*	34,079	4,159,001
Authentidate Holding Corporation	*	1,023	1,565
Black Box Corporation		865	35,794
Brocade Communications Systems, Inc.		14,008	109,543
CDW Corporation		2,743	233,073
Ciprico, Inc.	*	1,658	13,446
Cirrus Logic, Inc.	*	2,946	24,452
Concurrent Computer Corporation	*	1,901	3,403
Cray, Inc.	*	714	5,448
Dataram Corporation		1,175	4,900
Datawatch Corporation	*	3,500	19,075
Dell, Inc.	*	78,317	2,235,950
Diebold, Inc.		3,079	160,724
Digi International, Inc.	*	1,976	29,126
Dot Hill Systems Corporation	*	1,396	5,026
EMC Corporation	*	89,450	1,619,045
Emulex Corporation	*	3,408	74,431
Extreme Networks, Inc.	*	4,491	18,189
Focus Enhancements, Inc.	*	5,319	5,479
Gateway, Inc.	*	13,470	21,417

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Global Payment Technologies, Inc.	*	1,270	$813
Hewlett-Packard Company		109,000	4,863,580
Ikon Office Solutions, Inc.		5,770	90,070
InFocus Corporation	*	1,636	3,648
Ingram Micro, Inc. Class A	*	6,500	141,115
Insight Enterprises, Inc.	*	2,054	46,359
International Business Machines Corporation		56,080	5,902,420
International Game Technology		13,866	550,480
Iomega Corporation	*	1,865	8,672
Iteris, Inc.	*	4,263	10,103
Jabil Circuit, Inc.		8,287	182,894
Komag, Inc.	*	1,753	55,903
Lexmark International, Inc.	*	4,019	198,177
Micros Systems, Inc.	*	1,714	93,242
Netgear, Inc.	*	1,206	43,717
Network Engines, Inc.	*	1,329	2,445
Nuance Communications, Inc.	*†	4,541	75,971
Palm, Inc.	*†	4,574	73,230
Performance Technologies, Inc.	*	793	3,584
Pitney Bowes, Inc.		9,192	430,369
Planar Systems, Inc.	*	785	5,880
ProQuest Company	*	1,332	12,707
Quantum Corporation	*†	6,681	21,179
Rackable Systems, Inc.	*	1,843	22,779
Safeguard Scientifics, Inc.	*	4,073	11,445
SanDisk Corporation	*	8,969	438,943
ScanSource, Inc.	*	1,126	36,021
Scientific Games Corporation Class A	*†	2,517	87,969
SCM Microsystems, Inc.	*	1,494	4,482
Seagate Technology (Cayman Islands)	†	20,081	437,163
Solectron Corporation	*	44,284	162,965
SourceForge, Inc.		2,018	8,516
STEC, Inc.	*†	1,055	6,784
Tech Data Corporation	*	2,057	79,112
TransAct Technologies, Inc.	*	888	5,319
VeriFone Holdings, Inc.	*†	2,645	93,236
Wayside Technology Group, Inc.		1,787	28,735
Web.com, Inc.	*	705	4,449
Western Digital Corporation	*†	8,154	157,780
Zebra Technologies Corporation Class A	*	2,988	115,755
			25,647,751
Containers & Packaging—0.2%
Ball Corporation		4,676	248,623
Crown Holdings, Inc.	*	6,844	170,895
Greif, Inc. Class A		852	50,788
Libbey, Inc.		749	16,156
Owens-IIlinois, Inc.	*	6,064	212,240
Silgan Holdings, Inc.		454	25,097
Sonoco Products Company		3,353	143,542
Temple-Inland, Inc.		4,506	277,254
			1,144,595
Cosmetics & Personal Care—1.6%
Alberto-Culver Company		3,659	86,791
Avon Products, Inc.		17,888	657,384
Chattem, Inc.	*†	872	55,267
Clorox Company		6,558	407,252
Colgate-Palmolive Company		20,694	1,342,006
Ecolab, Inc.		8,093	345,571
Elizabeth Arden, Inc.	*	1,017	24,672
Estee Lauder Companies (The), Inc. Class A		5,057	$230,144
Procter & Gamble Company		125,725	7,693,113
Quaker Chemical Corporation		483	11,399
Stepan Company		556	16,836
			10,870,435
Education—0.2%
Ambassadors International, Inc.	†	523	17,395
Apollo Group, Inc. Class A	*	5,517	322,358
Career Education Corporation	*	4,167	140,720
Corinthian Colleges, Inc.	*	3,624	59,035
DeVry, Inc.		2,980	101,380
ITT Educational Services, Inc.	*	1,873	219,853
Laureate Education, Inc.	*	1,885	116,229
Learning Tree International, Inc.	*	766	10,035
Princeton Review, Inc.	*	818	3,910
Strayer Education, Inc.	†	551	72,572
Universal Technical Institute, Inc.	*	418	10,613
			1,074,100
Electric Utilities—3.1%
AES Corporation (The)	*	25,835	565,270
Allegheny Energy, Inc.	*	5,273	272,825
Allete, Inc.	†	1,243	58,483
Alliant Energy Corporation		4,491	174,475
Ameren Corporation		8,429	413,105
American Electric Power Company, Inc.		16,393	738,341
Aquila, Inc.	*	7,275	29,755
Avista Corporation		1,759	37,906
Black Hills Corporation		2,041	81,130
CMS Energy Corporation		6,681	114,913
Centerpoint Energy, Inc.		12,705	221,067
Central Vermont Public Service Corporation	†	540	20,347
CH Energy Group, Inc.	†	694	31,209
Cleco Corporation		2,109	51,670
Consolidated Edison, Inc.		9,476	427,557
Constellation Energy Group, Inc.		7,642	666,153
DTE Energy Company		6,985	336,817
Dominion Resources, Inc.		14,361	1,239,498
DPL, Inc.	†	5,037	142,749
Duke Energy Corporation		47,382	867,091
Dynegy, Inc. Class A		15,654	147,774
Edison International		12,022	674,675
EL Paso Electric Company	*	1,748	42,931
Empire District Electric Company (The)	†	1,197	26,777
Energy East Corporation		5,959	155,470
Entergy Corporation		8,044	863,523
Exelon Corporation		26,142	1,897,909
FPL Group, Inc.		14,666	832,149
FirstEnergy Corporation		12,802	828,673
Great Plains Energy, Inc.		2,828	82,351
Hawaiian Electric Industries, Inc.		3,066	72,634
Idacorp, Inc.		1,515	48,541
Integrys Energy Group, Inc.		2,691	136,514
KeySpan Corporation		7,299	306,412
MGE Energy, Inc.		1,559	50,933
Mirant Corporation	*	10,625	453,156
NiSource, Inc.		10,893	225,594
Northeast Utilities		5,201	147,500
NRG Energy, Inc.	*	8,000	332,560
NSTAR		4,374	141,936
OGE Energy Corporation		3,358	123,071

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Otter Tail Corporation		1,095	$35,117
PG&E Corporation		13,709	621,018
PPL Corporation		14,691	687,392
Pepco Holdings, Inc.		7,066	199,261
Pinnacle West Capital Corporation		3,789	150,992
Plug Power, Inc.	*†	2,704	8,491
PNM Resources, Inc.		2,169	60,277
Portland General Electric Company		1,100	30,184
Progress Energy, Inc.		10,169	463,605
Public Service Enterprise Group, Inc.		9,757	856,469
Puget Energy, Inc.		3,548	85,791
Reliant Energy, Inc.	*	11,470	309,116
SCANA Corporation		4,791	183,447
Sempra Energy		8,687	514,531
Sierra Pacific Resources	*	3,864	67,852
Southern Company (The)		30,082	1,031,512
TXU Corporation		17,958	1,208,573
TECO Energy, Inc.		7,797	133,952
UIL Holdings Corporation		1,496	49,518
Unisource Energy Corporation		1,571	51,670
Unitil Corporation		420	11,424
Westar Energy, Inc.		4,032	97,897
Wisconsin Energy Corporation		4,564	201,866
Xcel Energy, Inc.	†	16,552	338,819
			21,480,218
Electrical Equipment—2.8%
Active Power, Inc.	*	1,093	1,946
Acuity Brands, Inc.		1,873	112,904
Aeroflex, Inc.	*	2,811	39,832
Ametek, Inc.		4,234	168,005
AZZ, Inc.	*	2,062	69,386
Baldor Electric Company		1,338	65,937
C&D Technologies, Inc.	†	1,159	6,490
Capstone Turbine Corporation	*†	2,450	2,646
Cooper Industries Ltd. Class A (Bermuda)		7,946	453,637
Distributed Energy Systems Corporation	*†	3,756	4,883
Electro Scientific Industries, Inc.	*	1,421	29,557
Emerson Electric Company		32,010	1,498,068
Energizer Holdings, Inc.	*	1,856	184,858
Energy Conversion Devices, Inc.	*†	781	24,070
Evans & Sutherland Computer Corporation	*	1,882	4,272
Franklin Electric Company, Inc.	†	902	42,556
FuelCell Energy, Inc.	*†	1,938	15,349
General Electric Company		406,059	15,543,939
Genlyte Group, Inc.	*	1,102	86,551
GrafTech International Ltd.	*	3,487	58,721
Greatbatch, Inc.	*	942	30,521
Lincoln Electric Holdings, Inc.		1,877	139,348
Littelfuse, Inc.	*	909	30,697
LSI Industries, Inc.		1,083	19,386
Medis Technologies Ltd.	*†	704	10,342
Moog, Inc. Class A	*	1,446	63,783
Powell Industries, Inc.	*	1,045	33,189
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,809	4,382
Regal-Beloit Corporation		1,272	59,199
Servotronics, Inc.	*	705	7,575
Spectrum Brands, Inc.	*	1,490	$10,087
Tech/Ops Sevcon, Inc.		719	6,830
Teleflex, Inc.		1,322	108,113
Thomas & Betts Corporation	*	2,428	140,824
Trans-Lux Corporation		866	5,378
Ultralife Batteries, Inc.	*	416	4,376
Universal Display Corporation	*†	1,350	21,208
Universal Electronics, Inc.	*	639	23,208
Valence Technology, Inc.	*†	6,972	7,739
Vicor Corporation		1,380	18,257
			19,158,049
Electronics—4.1%
8X8, Inc.	*†	3,048	4,237
AVX Corporation	†	2,270	38,000
Actel Corporation	*	1,140	15,857
Adaptec, Inc.	*	3,850	14,668
Advanced Energy Industries, Inc.	*	1,428	32,358
Advanced Micro Devices, Inc.	*†	21,447	306,692
Agilysys, Inc.		1,335	30,037
Alliance Fiber Optic Products, Inc.	*	4,817	10,019
Altera Corporation	*	14,718	325,709
American Superconductor Corporation	*†	1,147	22,149
AMIS Holdings, Inc.	*	850	10,642
Amkor Technology, Inc.	*	7,211	113,573
Amphenol Corporation Class A		7,376	262,954
Analog Devices, Inc.		15,241	573,671
Anaren, Inc.	*	813	14,317
Applied Micro Circuits Corporation	*	12,746	31,865
Arrow Electronics, Inc.	*	4,585	176,202
Atheros Communications, Inc.	*	2,700	83,268
Atmel Corporation	*	18,733	104,155
ATMI, Inc.	*	1,559	46,770
Avanex Corporation	*	5,030	9,054
Avnet, Inc.	*	5,129	203,314
AXT, Inc.	*	946	4,096
Barnes Group, Inc.		2,018	63,930
Bel Fuse, Inc. Class A		545	20,154
Belden Inc.		1,894	104,833
Benchmark Electronics, Inc.	*†	2,520	57,002
Broadcom Corporation Class A	*	16,147	472,300
California Micro Devices Corporation	*	745	3,017
Caliper Life Sciences, Inc.	*	867	4,066
Catalyst Semiconductor, Inc.	*	2,415	11,495
Catapult Communications Corporation	*	750	7,440
Ceradyne, Inc.	*†	1,867	138,083
Ceva, Inc.	*	692	5,882
Cisco Systems, Inc.	*	240,426	6,695,864
Concord Camera Corporation	*	572	2,603
Conexant Systems, Inc.	*	20,460	28,235
Cree, Inc.	*†	3,097	80,057
CTS Corporation		1,580	20,003
Cymer, Inc.	*†	1,498	60,220
Cypress Semiconductor Corporation	*†	4,876	113,562
DRS Technologies, Inc.		1,486	85,103
Diodes, Inc.	*†	1,600	66,832
Dolby Laboratories, Inc. Class A	*	1,370	48,512
DSP Group, Inc.	*	1,194	24,441
Eastman Kodak Company	†	11,893	330,982
EDO Corporation	†	1,198	39,378

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Emcore Corporation	*†	1,219	$6,644
EMS Technologies, Inc.	*	960	21,178
ESCO Technologies, Inc.	*†	1,222	44,310
ESS Technology	*	1,759	2,920
Esterline Technologies Corporation	*	1,049	50,677
Exar Corporation	*	1,758	23,557
Fairchild Semiconductor International, Inc.	*	4,903	94,726
Finisar Corporation	*	6,855	25,912
FSI International, Inc.	*	1,479	4,718
Garmin Ltd. (Cayman Islands)	†	4,774	353,133
HEI, Inc.	*	1,050	1,165
HI/FN, Inc.	*	681	4,018
Hutchinson Technology, Inc.	*	1,149	21,613
Imation Corporation		1,564	57,649
Innovex, Inc.	*	1,922	3,075
Integrated Device Technology, Inc.	*	8,168	124,725
Integrated Silicon Solutions, Inc.	*	1,269	7,995
Intel Corporation		227,315	5,401,004
International Rectifier Corporation	*	2,631	98,031
Intersil Corporation Class A	†	5,757	181,115
IXYS Corporation	*	1,329	11,097
JDS Uniphase Corporation	*†	7,444	99,973
Kemet Corporation	*	3,407	24,019
KVH Industries, Inc.	*	375	3,289
LSI Corp.	*	30,700	230,557
Lattice Semiconductor Corporation	*	4,395	25,139
Lightpath Technologies, Inc. Class A	*†	1,526	7,447
Linear Technology Corporation	†	12,363	447,293
MIPS Technologies, Inc. Class A	*	2,228	19,584
MRV Communications, Inc.	*	4,567	14,843
Magnetek, Inc.	*	1,406	7,241
Marvell Technology Group Ltd. (Bermuda)	*	18,500	336,885
Mattson Technology, Inc.	*	1,760	17,072
Maxim Integrated Products, Inc.		12,341	412,313
Maxwell Technologies, Inc.	*†	370	5,261
MEMC Electronics Materials, Inc.	*	5,481	334,999
Mercury Computer Systems, Inc.	*	963	11,749
Merix Corporation	*	674	5,318
Methode Electronics, Inc.		1,383	21,644
Micrel, Inc.	*	3,731	47,458
Microchip Technology, Inc.		8,640	320,026
Micron Technology, Inc.	*†	25,902	324,552
Microsemi Corporation	*†	2,474	59,252
Mobility Electronics, Inc.	*†	674	2,541
Molex, Inc.		5,599	168,026
Moscow CableCom Corporation	*	1,900	24,396
MoSys, Inc.	*	1,251	10,946
Nashua Corporation	*	1,541	16,627
National Semiconductor Corporation	†	14,384	406,636
Novellus Systems, Inc.	*	6,320	179,298
Nu Horizons Electronics Corporation	*	1,207	16,065
Nvidia Corporation	*	13,456	555,867
Omnivision Technologies, Inc.	*†	2,354	42,631
ON Semiconductor Corporation	*†	4,276	$45,839
Oplink Communications, Inc.	*	758	11,370
Optelecom, Inc.	*†	819	5,971
OSI Systems, Inc.	*	867	23,712
Park Electrochemical Corporation		1,086	30,603
Pericom Semiconductor Corporation	*	1,023	11,417
Photronics, Inc.	*	1,388	20,653
Plexus Corporation	*	1,884	43,313
PLX Technology, Inc.	*	1,050	11,718
Power Integrations, Inc.	*	1,952	51,142
Power-One, Inc.	*†	3,459	13,767
QLogic Corporation	*	7,842	130,569
Quicklogic Corporation	*	1,050	2,803
RF Micro Devices, Inc.	*†	7,206	44,965
Rambus, Inc.	*	4,071	73,197
Raytheon Company		18,171	979,235
Research Frontiers, Inc.	*†	752	10,611
Rockwell Collins, Inc.		7,347	518,992
Rogers Corporation	*	803	29,711
Sanmina-SCI Corporation	*	21,464	67,182
Semtech Corporation	*†	2,970	51,470
Sigmatel, Inc.	*	797	2,311
Sigmatron International, Inc.	*	282	2,648
Silicon Image, Inc.	*	2,948	25,294
Silicon Laboratories, Inc.	*†	2,124	73,512
Silicon Storage Technology, Inc.	*	3,793	14,148
Sirenza Microdevices, Inc.	*†	525	6,232
Skyworks Solutions, Inc.	*	5,822	42,792
Sonic Solutions, Inc.	*	889	11,210
Spansion LLC Class A	*†	1,900	21,090
Spectrum Control, Inc.	*	1,195	20,172
Spire Corporation	*†	2,500	23,775
Stratos International, Inc.	*	973	7,755
Sunpower Corp. Class A	*†	1,322	83,352
Sycamore Networks, Inc.	*	9,917	39,866
Synaptics, Inc.	*	1,057	37,830
Technitrol, Inc.		1,866	53,498
Tegal Corporation	*	312	2,012
Teledyne Technologies, Inc.	*	1,228	56,427
Terabeam, Inc.	*	2,197	4,833
Tessera Technologies, Inc.	*	1,560	63,258
Texas Instruments, Inc.		59,784	2,249,672
Transmeta Corporation	*	5,029	3,772
Transwitch Corporation	*†	2,483	4,519
Trident Microsystems, Inc.	*†	3,018	55,380
Trimble Navigation Ltd.	*	4,318	139,040
Triquint Semiconductor, Inc.	*	4,918	24,885
TTM Technologies, Inc.	*	1,639	21,307
Tyler Technologies, Inc.	*	1,886	23,405
Varian Semiconductor Equipment Associates, Inc.	*	3,367	134,882
Virage Logic Corporation	*	901	6,613
Vishay Intertechnology, Inc.	*	6,172	97,641
Xerox Corporation	*	36,218	669,309
Xilinx, Inc.		15,105	404,361
Zoran Corporation	*	1,650	33,066
			28,293,917
Entertainment & Leisure—1.6%
Avid Technology, Inc.	*†	1,448	51,187
Bally Technologies, Inc.	*	1,971	52,074
Blockbuster, Inc. Class A	*†	7,850	33,833
Callaway Golf Company		2,881	51,311
Cedar Fair, LP		2,300	64,906
Churchill Downs, Inc.		638	33,418

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Discovery Holding Company Class A	*	10,903	$250,660
Dover Downs Gaming & Entertainment, Inc.		1,710	25,667
Dover Motorsports, Inc.		1,645	9,969
DreamWorks Animation SKG, Inc. Class A	*	1,300	37,492
Gaylord Entertainment Company	*	1,772	95,050
Harrah’s Entertainment, Inc.		7,234	616,771
Hasbro, Inc.		7,242	227,471
Hollywood Media Corporation	*	1,494	6,514
Image Entertainment, Inc.	*	299	1,298
International Speedway Corporation Class A		1,190	62,725
Jakks Pacific, Inc.	*†	925	26,030
K2, Inc.	*	2,544	38,643
Leapfrog Enterprises, Inc.	*†	1,261	12,925
Live Nation, Inc.	*	2,705	60,538
Macrovision Corporation	*	2,053	61,713
Mattel, Inc.		16,641	420,851
Multimedia Games, Inc.	*†	1,202	15,338
National CineMedia, Inc.	*†	2,226	62,350
National Lampoon, Inc.	*	3,300	6,897
Nautilus Group, Inc.	†	1,359	16,362
New Frontier Media, Inc.		3,808	33,206
News Corporation, Inc. Class A		91,998	1,951,278
Penn National Gaming, Inc.	*	2,586	155,393
Pinnacle Entertainment, Inc.	*	1,629	45,856
Pool Corporation	†	2,434	94,999
RC2 Corporation	*	1,650	66,017
Regal Entertainment Group Class A	†	2,743	60,154
Shuffle Master, Inc.	*†	1,527	25,348
Six Flags, Inc.	*†	3,814	23,227
Speedway Motorsports, Inc.		149	5,957
Steinway Musical Instruments, Inc.		683	23,625
Time Warner, Inc.		158,821	3,341,594
Walt Disney Company		76,460	2,610,344
West Marine, Inc.	*	803	11,049
Westwood One, Inc.		4,247	30,536
WMS Industries, Inc.	*†	1,903	54,921
World Wrestling Entertainment, Inc.		1,030	16,470
			10,891,967
Environmental—0.4%
Aetrium, Inc.	*	614	2,726
Agilent Technologies, Inc.	*	16,481	633,530
Analogic Corporation		593	43,591
Cohu, Inc.		859	19,113
Credence Systems Corporation	*	2,727	9,817
Danaher Corporation		9,574	722,837
Dionex Corporation	*	1,031	73,191
Flir Systems, Inc.	*†	2,804	129,685
Formfactor, Inc.	*	1,417	54,271
Frequency Electronics, Inc.		821	8,653
Itron, Inc.	*†	955	74,433
Ixia	*	2,330	21,576
LTX Corporation	*	2,405	13,372
MKS Instruments, Inc.	*	2,455	68,004
Mine Safety Appliances Company	†	1,444	63,189
MTS Systems Corporation		1,342	59,947
OI Corporation		1,600	21,920
Orbit International Corporation	*	2,812	$24,886
Photon Dynamics, Inc.	*	659	7,183
Roper Industries, Inc.		2,980	170,158
Rudolph Technologies, Inc.	*	1,247	20,713
Tektronix, Inc.	†	3,804	128,347
Teradyne, Inc.	*†	7,938	139,550
Thermogenesis	*	4,316	11,912
Veeco Instruments, Inc.	*	1,294	26,838
White Electronic Designs Corporation	*	514	2,981
X-Rite, Inc.		1,890	27,915
			2,580,338
Financial Services—3.9%
Accredited Home Lenders Holding Company	*†	729	9,965
Affiliated Managers Group	*†	1,354	174,341
AG Edwards, Inc.		3,542	299,476
AllianceBernstein Holding, LP		1,100	95,799
Ameriprise Financial, Inc.		9,235	587,069
Ampal American Israel Corporation Class A	*	1,391	8,276
BISYS Group, Inc. (The)	*	5,178	61,256
Bear Stearns Companies, Inc. (The)		4,864	680,960
Berkshire Hathaway, Inc. Class A	*	41	4,488,475
BlackRock, Inc.	†	539	84,402
Broadridge Financial Solutions, Inc.		5,748	109,902
Calamos Asset Management, Inc. Class A		1,800	45,990
Catskill Litigation Trust	*‡d	582	—
Cbot Holdings, Inc. Class A	*†	1,430	295,438
Centerline Holding Company	†	1,905	34,290
Charles Schwab Corporation (The)		40,347	827,920
Cherokee, Inc.		994	36,321
Chicago Mercantile Exchange		1,115	595,811
Countrywide Financial Corporation	†	24,520	891,302
Diamond Hill Investment Group, Inc.	*†	1,310	118,883
Doral Financial Corporation (Puerto Rico)	*†	4,427	5,224
E*Trade Financial Corporation	*	14,978	330,864
Eaton Vance Corporation		5,282	233,359
Federated Investors, Inc. Class B		4,508	172,792
Franklin Resources, Inc.		6,114	809,922
GAMCO Investors, Inc. Class A		558	31,276
Goldman Sachs Group, Inc.		14,402	3,121,634
IntercontinentalExchange, Inc.	*	2,676	395,647
Investment Technology Group, Inc.	*	2,078	90,040
Janus Capital Group, Inc.	†	9,990	278,122
Jefferies Group, Inc.		4,678	126,212
Kent Financial Services, Inc.	*†	2,200	4,488
Knight Capital Group, Inc. Class A	*	4,630	76,858
LaBranche & Company, Inc.	*	2,588	19,099
Lazard Ltd. Class A (Bermuda)		1,519	68,401
Legg Mason, Inc.		5,250	516,495
Lehman Brothers Holdings, Inc.		21,084	1,571,180
Merrill Lynch & Company, Inc.		32,770	2,738,917
Morgan Stanley		38,240	3,207,571
Nasdaq Stock Market Inc.	*†	3,400	101,014
Navidec Financial Services, Inc.	‡d	2,119	—
NexCen Brands, Inc.	*	1,368	15,240
Nuveen Investments, Inc. Class A		2,324	144,437

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nymex Holdings, Inc.	†	858	$107,791
NYSE Euronext	†	6,870	505,769
Principal Financial Group		11,001	641,248
Raymond James Financial, Inc.		3,472	107,285
SEI Investments Company		5,918	171,859
Siebert Financial Corporation		1,469	6,170
Superior Bancorp	†	895	9,156
SWS Group, Inc.		1,323	28,603
T Rowe Price Group, Inc.		10,332	536,127
TD Ameritrade Holding Corporation	*	9,311	186,220
Value Line, Inc.		573	25,155
Waddell & Reed Financial, Inc. Class A	†	3,971	103,286
Western Union Company (The)		31,890	664,269
Westwood Holdings Group, Inc.		1,027	35,082
			26,632,688
Food Retailers—0.4%
Arden Group, Inc. Class A		260	35,464
Kroger Company (The)		26,279	739,228
Panera Bread Company Class A	*†	1,250	57,575
Pantry, Inc. (The)	*	1,200	55,320
Pathmark Stores, Inc.	*	950	12,312
Ruddick Corporation		1,967	59,246
Safeway, Inc.		17,256	587,222
Starbucks Corporation	*	29,904	784,681
Weis Markets, Inc.		382	15,475
Whole Foods Market, Inc.	†	5,036	192,879
Wild Oats Markets, Inc.	*	1,309	21,939
Winn-Dixie Stores, Inc.	*†	3,309	96,954
			2,658,295
Forest Products & Paper—0.6%
American Woodmark Corporation	†	800	27,680
Bemis Company		4,410	146,324
Bowater, Inc.	†	2,289	57,111
Buckeye Technologies, Inc.	*	1,251	19,353
Caraustar Industries, Inc.	*	1,610	8,453
Champion Enterprises, Inc.	*†	2,559	25,155
Chesapeake Corporation		814	10,232
Deltic Timber Corporation		724	39,690
Domtar Corporation	*	16,660	185,926
Glatfelter		1,740	23,647
International Paper Company		19,016	742,575
Kimberly-Clark Corporation		17,952	1,200,809
Louisiana-Pacific Corporation	†	4,396	83,172
MeadWestvaco Corporation		6,398	225,977
Neenah Paper, Inc.		652	26,902
Packaging Corporation of America		4,339	109,820
Pactiv Corporation	*	6,523	208,018
Playtex Products, Inc.	*	2,449	36,270
Pope & Talbot, Inc.	*†	894	3,549
Rock-Tenn Company Class A		1,450	45,994
School Specialty, Inc.	*†	854	30,266
Schweitzer-Mauduit International, Inc.		724	22,444
Skyline Corporation		720	21,607
Smurfit-Stone Container Corporation	*	10,013	133,273
United Stationers, Inc.	*	1,278	85,166
Universal Forest Products, Inc.		1,121	47,373
Wausau Paper Corporation		1,903	$25,500
Weyerhaeuser Company		8,921	704,135
			4,296,421
Health Care Providers—0.6%
Alliance Imaging, Inc.	*	1,429	13,418
Amedisys, Inc.	*†	1,698	61,688
Amsurg Corporation	*†	1,423	34,351
Apria Healthcare Group, Inc.	*†	2,101	60,446
Brookdale Senior Living, Inc.	†	2,200	100,254
Community Health Systems, Inc.	*	4,282	173,207
Covance, Inc.	*	2,839	194,642
Coventry Health Care, Inc.	*	6,568	378,645
Cross Country Healthcare, Inc.	*	1,339	22,335
CryoLife, Inc.	*	937	12,190
DaVita, Inc.	*	4,290	231,145
Edwards Lifesciences Corporation	*	2,575	127,051
Enzo Biochem, Inc.	*†	1,353	20,227
Enzon Pharmaceuticals, Inc.	*†	1,765	13,855
Express Scripts, Inc.	*	8,956	447,890
Genesis HealthCare Corporation	*	975	66,710
Health Management Associates, Inc. Class A	†	9,953	113,066
Healthways, Inc.	*†	1,362	64,518
Hooper Holmes, Inc.	*	1,959	6,563
Immunomedics, Inc.	*	2,141	8,885
Interleukin Genetics, Inc.	*†	2,825	5,226
Kindred Healthcare, Inc.	*	1,800	55,296
Laboratory Corporation of America Holdings	*†	4,851	379,639
LCA-Vision, Inc.		616	29,112
LifePoint Hospitals, Inc.	*	2,149	83,123
Lincare Holdings, Inc.	*	4,169	166,135
Manor Care, Inc.		3,698	241,442
Matria Healthcare, Inc.	*†	870	26,344
National Healthcare Corporation		431	22,240
NovaMed, Inc.	*	1,250	7,563
Odyssey HealthCare, Inc.	*	1,593	18,893
Pediatrix Medical Group, Inc.	*	2,182	120,337
Psychemedics Corporation		302	6,164
Psychiatric Solutions, Inc.	*	2,662	96,524
RehabCare Group, Inc.	*	739	10,523
Sierra Health Services, Inc.	*	2,474	102,869
Sunrise Senior Living, Inc.	*†	1,950	77,981
Symbion, Inc.	*	1,415	30,720
Tenet Healthcare Corporation	*†	19,289	125,571
Triad Hospitals, Inc.	*	3,297	177,247
U.S. Physical Therapy, Inc.	*	1,300	17,511
Universal Health Services, Inc. Class B		2,373	145,940
VCA Antech, Inc.	*†	3,442	129,729
VistaCare, Inc. Class A	*	1,341	13,169
			4,240,384
Heavy Construction—0.2%
Blount International, Inc.	*	1,532	20,039
Centex Corporation	†	4,760	190,876
Foster Wheeler Ltd. (Bermuda)	*	2,911	311,448
Granite Construction, Inc.		1,889	121,236
Hovnanian Enterprises, Inc.	*†	1,478	24,431
Lennar Corporation Class A		5,675	207,478
Levitt Corporation Class A		763	7,195
M/I Homes, Inc.	†	610	16,226

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
McDermott International, Inc.	*	4,138	$343,951
McGrath Rentcorp		916	30,860
WCI Communities, Inc.	*	1,921	32,042
			1,305,782
Heavy Machinery—2.3%
Actuant Corporation Class A	†	1,011	63,754
Agco Corporation	*	3,068	133,182
American Standard Companies, Inc.		7,063	416,576
Ampco-Pittsburgh Corporation		613	24,575
Applied Industrial Technologies, Inc.		2,056	60,652
Applied Materials, Inc.		53,844	1,069,880
Astec Industries, Inc.	*	821	34,663
Asyst Technologies, Inc.	*	1,782	12,884
Axcelis Technologies, Inc.	*	4,095	26,577
Black & Decker Corporation		3,225	284,800
Briggs & Stratton Corporation	†	1,822	57,502
Brooks Automation, Inc.	*	3,103	56,319
Bucyrus International, Inc. Class A	†	1,430	101,215
Cameron International Corporation	*	3,466	247,715
Caterpillar, Inc.		25,568	2,001,974
Cummins, Inc.	†	3,510	355,247
Curtiss-Wright Corporation		2,112	98,440
Deere & Company		9,130	1,102,356
Donaldson Company, Inc.		3,810	135,446
Dover Corporation		7,805	399,226
Dresser-Rand Group, Inc.	*	2,924	115,498
Dril-Quip, Inc.	*	1,976	88,821
Dycom Industries, Inc.	*	2,076	62,238
Eaton Corporation		5,791	538,563
Electroglas, Inc.	*	1,990	4,279
EnPro Industries, Inc.	*	981	41,977
Entegris, Inc.	*†	5,738	68,167
Flow International Corporation	*†	2,200	27,720
Flowserve Corporation		2,375	170,050
FMC Technologies, Inc.	*	2,695	213,498
Gardner Denver, Inc.	*	1,836	78,122
Graco, Inc.		2,883	116,127
Grant Prideco, Inc.	*	4,753	255,854
Hurco Companies, Inc.	*	300	14,994
Idex Corporation		3,304	127,336
Ingersoll-Rand Company Class A (Bermuda)		13,496	739,851
Insituform Technologies, Inc. Class A	*†	1,223	26,674
Intermec, Inc.	*†	2,374	60,086
Joy Global, Inc.		4,599	268,260
Kadant, Inc.	*	721	22,495
Kaydon Corporation	†	1,422	74,115
Kennametal, Inc.		1,598	131,084
Knight Transportation, Inc.	†	3,879	75,175
Kulicke and Soffa Industries, Inc.	*	2,008	21,024
Lam Research Corporation	*	5,335	274,219
Layne Christensen Company	*	510	20,885
Lennox International, Inc.		2,437	83,419
Lindsay Corporation	†	808	35,786
Lufkin Industries, Inc.		1,000	64,550
Manitowoc Company		2,522	202,718
Matrix Service Company	*	468	11,630
Middleby Corporation	*	936	55,992
Modine Manufacturing Company		1,208	27,301
NACCO Industries, Inc. Class A		309	$48,046
NATCO Group, Inc. Class A	*	900	41,436
National-Oilwell Varco, Inc.	*	7,090	739,062
Nordson Corporation		1,522	76,344
Oil States International, Inc.	*†	2,026	83,755
Pall Corporation		5,186	238,504
Paragon Technologies, Inc.	*	1,800	12,060
Parker Hannifin Corporation		5,221	511,188
Pentair, Inc.		3,618	139,546
Robbins & Myers, Inc.	†	868	46,117
Rockwell Automation, Inc.		6,047	419,904
Sauer-Danfoss, Inc.		1,531	45,563
Semitool, Inc.	*	1,060	10,187
Smith International, Inc.		8,020	470,293
SPX Corporation		2,157	189,406
Standex International Corporation		724	20,591
Stanley Works (The)		3,365	204,256
Tecumseh Products Company Class A	*	712	11,186
Tennant Company		1,280	46,720
Terex Corporation	*	4,124	335,281
Timken Company		3,702	133,679
Toro Company		2,550	150,170
TurboChef Technologies, Inc.	*†	993	13,823
Ultratech, Inc.	*	971	12,943
Varian Medical Systems, Inc.	*	5,512	234,315
Watsco, Inc.		553	30,083
Willis Lease Finance Corporation	*	1,234	14,339
WJ Communications, Inc.	*	1,509	2,641
Woodward Governor Company		1,224	65,692
WW Grainger, Inc.		3,286	305,762
			15,454,383
Home Construction, Furnishings & Appliances—0.7%
American Technology Corporation	*	3,686	13,896
Bassett Furniture Industries, Inc.		1,139	15,547
Beazer Homes USA, Inc.	†	1,494	36,857
Brookfield Homes Corporation	†	1,218	35,432
Dominion Homes, Inc.	*†	650	3,010
DR Horton, Inc.	†	11,522	229,633
DTS, Inc.	*†	755	16,436
Ethan Allen Interiors, Inc.	†	1,551	53,122
Fossil, Inc.	*	3,154	93,011
Furniture Brands International, Inc.	†	2,341	33,242
Gemstar-TV Guide International, Inc.	*	16,221	79,807
Harman International Industries, Inc.		2,728	318,630
Helen of Troy Ltd.	*	1,333	35,991
Herman Miller, Inc.		3,155	99,698
HNI Corporation		2,512	102,992
Jarden Corporation	*	1,771	76,171
Johnson Controls, Inc.		7,517	870,243
KB Home	†	3,248	127,874
Kimball International, Inc. Class B		1,500	21,015
Kinetic Concepts, Inc.	*	2,200	114,334
La-Z-Boy, Inc.	†	2,404	27,550
Leggett & Platt, Inc.	†	8,763	193,224
Masco Corporation		15,650	445,556
MDC Holdings, Inc.		1,091	52,761
Meritage Homes Corporation	*†	1,300	34,775
Movado Group, Inc.		1,678	56,616
National Presto Industries, Inc.		535	33,352
Newell Rubbermaid, Inc.		11,388	335,149
NVR, Inc.	*†	262	178,095

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Palm Harbor Homes, Inc. *†	1,181	$16,711
Parkervision, Inc. *†	1,052	12,571
Pulte Homes, Inc.	8,898	199,760
Ryland Group, Inc. †	1,852	69,209
Salton, Inc. *	701	1,311
Select Comfort Corporation *†	2,104	34,127
Standard-Pacific Corporation †	2,568	45,017
Steelcase, Inc. Class A	1,992	36,852
Tempur-Pedic International, Inc. †	1,346	34,861
Toll Brothers, Inc. *†	4,132	103,217
TOUSA, Inc. †	1,793	7,513
Virco Manufacturing Corporation *	799	5,257
Walter Industries, Inc.	1,640	47,494
Whirlpool Corporation	2,980	331,376
		4,679,295
Household Products—0.4%
Apogee Enterprises, Inc.	1,250	34,775
Charles & Colvard Ltd. †	1,843	9,123
Ferro Corporation	1,818	45,323
Fortune Brands, Inc. †	6,052	498,503
Gentex Corporation †	6,594	129,836
Illinois Tool Works, Inc.	19,385	1,050,473
Kronos Worldwide, Inc.	1,131	28,558
Rohm & Haas Company †	6,241	341,258
RPM, Inc.	4,832	111,668
Snap-On, Inc.	2,419	122,184
Valspar Corporation	3,724	105,799
		2,477,500
Industrial—Diversified—0.4%
Blyth, Inc.	1,839	48,881
Russ Berrie & Company, Inc. *	1,156	21,536
Tyco International Ltd. (Bermuda)	78,983	2,668,836
		2,739,253
Insurance—5.5%
21st Century Insurance Group	310	6,777
ACE Ltd. (Cayman Islands)	13,100	819,012
Aflac, Inc.	19,543	1,004,510
Aetna, Inc.	21,283	1,051,380
Alfa Corporation	1,928	30,019
Alleghany Corporation *†	147	59,756
Allstate Corporation (The)	25,605	1,574,964
AMBAC Financial Group, Inc.	4,045	352,684
American Equity Investment Life Holding Company	4,302	51,968
American Financial Group, Inc.	2,425	82,814
American Independence Corporation *	430	4,743
American International Group, Inc.	89,105	6,240,023
American National Insurance	945	144,207
American Physicians Capital, Inc. *	1,290	52,245
Amerigroup Corporation *	1,950	46,410
AON Corporation	10,312	439,394
Arch Capital Group Ltd. (Bermuda) *	1,428	103,587
Argonaut Group, Inc. *	1,387	43,288
Arthur J. Gallagher & Company †	3,230	90,052
Aspen Insurance Holdings Ltd. (Bermuda) †	3,512	98,582
Assurant, Inc.	4,146	244,282
Axis Capital Holdings Ltd. (Bermuda)	5,691	$231,339
Baldwin & Lyons, Inc. Class B	945	24,551
Bristol West Holdings, Inc.	1,365	30,535
Brown & Brown, Inc.	5,036	126,605
Centene Corporation *	1,972	42,240
Chubb Corporation	16,343	884,810
Cigna Corporation	12,861	671,601
Cincinnati Financial Corporation	6,788	294,599
CNA Financial Corporation *†	1,422	67,815
CNA Surety Corporation *	1,486	28,100
Commerce Group, Inc.	3,086	107,146
Conseco, Inc. *†	6,600	137,874
Covanta Holding Corporation *	2,954	72,816
Crawford & Company Class B	1,891	12,783
Delphi Financial Group, Inc. Class A	1,945	81,340
Donegal Group, Inc. Class B	758	12,446
EMC Insurance Group, Inc.	341	8,464
Employers Holdings, Inc. *	2,770	58,835
Endurance Specialty Holdings Ltd. (Bermuda)	2,698	108,028
Erie Indemnity Company Class A	1,023	55,283
Everest Re Group Ltd. (Bermuda)	2,000	217,280
FBL Financial Group, Inc. Class A	1,275	50,133
Fidelity National Financial Inc.	8,236	195,193
First American Corporation	3,159	156,371
Genworth Financial, Inc. Class A	15,900	546,960
Great American Financial Resources, Inc.	1,717	41,534
Hanover Insurance Group (The), Inc.	2,346	114,461
Harleysville Group, Inc.	1,351	45,069
Hartford Financial Services Group, Inc.	12,039	1,185,962
HCC Insurance Holdings, Inc.	3,999	133,607
Health Net, Inc. *	4,879	257,611
HealthExtras, Inc. *	1,864	55,137
Healthspring, Inc. *	2,400	45,744
Hilb Rogal & Hobbs Company	1,604	68,747
Horace Mann Educators Corporation	2,000	42,480
Humana, Inc. *	6,683	407,062
Independence Holding Company	961	19,633
Infinity Property & Casualty Corporation	810	41,091
Kansas City Life Insurance Company	902	41,961
Landamerica Financial Group, Inc. †	845	81,534
Leucadia National Corporation †	6,084	214,461
Lincoln National Corporation	10,899	773,284
Loews Corporation	18,378	936,910
MBIA, Inc. †	5,147	320,246
MGIC Investment Corporation	4,084	232,216
Markel Corporation *	412	199,639
Marsh & McLennan Companies, Inc.	21,504	664,044
Mercury General Corporation	1,109	61,117
Metlife, Inc.	18,197	1,173,343
National Financial Partners Corporation †	1,495	69,233
Nationwide Financial Services Class A	2,414	152,613
Navigators Group, Inc. *	938	50,558
Odyssey Re Holdings Corporation †	505	21,659
Ohio Casualty Corporation †	2,335	101,129

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Old Republic International Corporation	9,191	$195,401
PMI Group, Inc. (The)	3,929	175,508
PartnerRe Ltd. (Bermuda) †	2,300	178,250
Philadelphia Consolidated Holding Corporation *	2,562	107,092
Phoenix Companies, Inc. (The)	4,217	63,297
Platinum Underwriters Holdings Ltd. (Bermuda)	2,734	95,007
PMA Capital Corporation Class A *	1,826	19,520
Presidential Life Corporation	1,144	22,491
ProAssurance Corporation *†	1,647	91,688
Progressive Corporation (The)	28,252	676,070
Protective Life Corporation	3,130	149,645
Prudential Financial, Inc.	18,979	1,845,328
Radian Group, Inc.	3,844	207,576
Reinsurance Group of America, Inc.	1,440	86,746
RenaissanceRe Holdings Ltd. (Bermuda)	2,900	179,771
RLI Corporation	1,164	65,126
Safeco Corporation	4,453	277,244
Safety Insurance Group, Inc.	850	35,190
Scottish Re Group Ltd.	2,910	14,230
Security Capital Assurance Ltd. (Bermuda)	2,963	91,468
Selective Insurance Group	2,122	57,039
Stancorp Financial Group, Inc.	2,460	129,101
State Auto Financial Corporation	488	14,957
Stewart Information Services Corporation	1,239	49,349
Torchmark Corporation	3,778	253,126
Tower Group, Inc.	1,736	55,378
Transatlantic Holdings, Inc.	1,167	83,009
Travelers Cos., Inc. (The)	27,939	1,494,737
Triad Guaranty, Inc. *†	692	27,632
United American Healthcare Corporation *	4,251	17,769
United Fire & Casualty Company †	1,250	44,225
UnitedHealth Group, Inc.	52,588	2,689,350
Unitrin, Inc.	1,906	93,737
Universal American Financial Corporation *	1,812	38,559
UnumProvident Corporation	13,588	354,783
WellCare Health Plans, Inc. *†	1,500	135,765
WellPoint, Inc. *	24,176	1,929,970
Wesco Financial Corporation	187	71,995
White Mountains Insurance Group Ltd.	300	181,806
WR Berkley Corporation	7,560	246,002
XL Capital Ltd. Class A (Cayman Islands)	7,300	615,317
Zenith National Insurance Corporation	1,498	70,541
		37,546,724
Lodging—0.5%
Ameristar Casinos, Inc.	300	10,422
Boyd Gaming Corporation	2,619	128,829
Choice Hotels International, Inc.	1,616	63,864
Empire Resorts, Inc. *	582	4,231
Hilton Hotels Corporation	14,441	483,340
International Leisure Hosts Ltd. *	1,200	8,400
Isle of Capri Casinos, Inc. *†	1,250	29,950
Las Vegas Sands Corporation *†	4,070	$310,907
MGM MIRAGE *	5,184	427,576
Marcus Corporation	1,505	35,759
Marriott International, Inc. Class A	13,654	590,399
Morgans Hotel Group Company *†	2,300	56,074
Orient-Express Hotels Ltd. Class A (Bermuda)	1,577	84,212
Starwood Hotels & Resorts Worldwide, Inc.	8,391	562,784
Station Casinos, Inc.	1,628	141,310
Trump Entertainment Resorts, Inc. *†	1,600	20,080
Vail Resorts, Inc. *†	1,491	90,757
Wyndham Worldwide Corporation *	8,848	320,828
Wynn Resorts Ltd.	2,554	229,068
		3,598,790
Media—Broadcasting & Publishing—2.0%
4Kids Entertainment, Inc. *	605	9,075
Acme Communications, Inc.	1,200	6,012
American Greetings Corporation Class A	2,760	78,191
Beasley Broadcasting Group, Inc. Class A	1,150	10,235
Belo Corporation Class A	4,721	97,205
Cablevision Systems Corporation Class A	9,044	327,302
CBS Corporation Class B	26,582	885,712
Charter Communications, Inc. Class A *†	11,237	45,510
Citadel Broadcasting Corporation †	6,896	44,479
Clear Channel Communications, Inc.	18,523	700,540
Comcast Corporation Class A *	116,370	3,272,324
COX Radio, Inc. Class A *	1,752	24,948
Crown Media Holdings, Inc. *†	5,899	42,473
Cumulus Media, Inc. Class A *†	2,174	20,327
DIRECTV Group (The), Inc. *	33,457	773,191
Dow Jones & Company, Inc.	1,884	108,236
EchoStar Communications Corporation Class A *	9,386	407,071
Emmis Communications Corporation Class A	1,175	10,822
Entercom Communications Corporation †	2,183	54,335
Entravision Communications Corporation Class A *	2,852	29,746
EW Scripps Company Class A	3,612	165,032
Gannett Company, Inc.	9,201	505,595
Gray Television, Inc.	1,838	17,038
Handleman Company †	1,657	10,323
Harte-Hanks, Inc.	3,119	80,096
Hearst-Argyle Television, Inc.	2,184	52,634
IAC/InterActiveCorp *†	9,431	326,407
Idearc, Inc.	5,663	200,074
John Wiley & Sons Class A	2,491	120,290
Journal Communications, Inc. Class A	3,900	50,739
Journal Register Company	1,817	8,140
Lee Enterprises, Inc.	1,973	41,157
Liberty Global, Inc. Class C *	762	29,947
Liberty Global, Inc. Class A *	15,937	654,054
Liberty Media Corporation Interactive Class A *	27,258	608,671
Liberty Media Holdings Corporation Capital Class A *	5,451	641,474

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
LIN TV Corporation Class A	*	1,419	$26,691
Lodgenet Entertainment Corporation	*	1,250	40,075
McClatchy Company Class A	†	2,444	61,858
McGraw-Hill Companies, Inc. (The)		14,260	970,821
Media General, Inc. Class A		952	31,673
Mediacom Communications Corporation	*	3,433	33,266
Meredith Corporation		2,083	128,313
New York Times Company Class A	†	5,682	144,323
Playboy Enterprises, Inc. Class B	*†	1,251	14,174
Primedia, Inc.	*	8,853	25,231
Radio One, Inc. Class A	*	4,327	30,592
Radio Unica Communications Corporation	*‡d	1,900	—
Regent Communications, Inc.	*	1,600	5,360
RH Donnelley Corporation	†	2,471	187,252
Salem Communications Corporation Class A		850	9,427
Scholastic Corporation	*	1,845	66,309
Sinclair Broadcast Group, Inc. Class A		2,049	29,137
Spanish Broadcasting System, Inc. Class A	*	1,300	5,590
Speedus Corporation	*	4,207	3,260
Sun-Times Media Group, Inc. Class A		3,613	18,968
Time Warner Cable, Inc. Class A	*†	4,450	174,307
Tivo, Inc.	*†	2,696	15,610
Tribune Company		4,529	133,153
Viacom, Inc. Class B	*	25,894	1,077,967
Washington Post Class B	†	258	200,231
Worldgate Communications	*	3,160	1,596
Young Broadcasting, Inc. Class A	*	831	3,066
			13,897,655
Medical Supplies—3.3%
1-800 Contacts, Inc.	*	502	11,778
Abaxis, Inc.	*	749	15,624
Abiomed, Inc.	*†	886	9,551
Advanced Medical Optics, Inc.	*†	2,304	80,364
Align Technology, Inc.	*†	2,449	59,168
Allergan, Inc.		11,928	687,530
American Medical Systems Holdings, Inc.	*†	3,000	54,120
Applera Corporation - Applied Biosystems Group		6,991	213,505
Arrow International, Inc.		1,305	49,955
ArthoCare Corporation	*†	851	37,367
Avigen, Inc.	*	1,009	6,205
Axsys Technologies, Inc.	*	883	18,887
Bausch & Lomb, Inc.		2,176	151,101
Baxter International, Inc.		25,124	1,415,486
Beckman Coulter, Inc.	†	2,512	162,476
Becton Dickinson & Company		8,917	664,317
Bioject Medical Technologies, Inc.	*	4,490	7,543
Biolase Technology, Inc.	*†	765	4,644
Biomet, Inc.		10,108	462,138
Bio-Rad Laboratories, Inc. Class A	*	88	6,650
Boston Scientific Corporation	*	53,540	821,304
Bruker BioSciences Corporation	*	1,667	$15,020
Cepheid, Inc.	*†	6,129	89,483
Cerus Corporation	*	1,010	6,828
Chindex International, Inc.	*†	548	12,138
Clarient, Inc.	*	3,308	6,715
Coherent, Inc.	*	1,348	41,127
Conceptus, Inc.	*	1,047	20,280
Conmed Corporation	*	1,362	39,879
Cooper Companies, Inc.		1,627	86,752
CR Bard, Inc.		3,904	322,588
Cyberonics, Inc.	*†	956	16,080
Cytyc Corporation	*	4,240	182,786
Dade Behring Holdings, Inc.		3,120	165,734
Datascope Corporation		556	21,284
Dentsply International, Inc.		5,668	216,858
DJO, Inc.	*	729	30,086
EP Medsystems, Inc.	*	5,240	9,537
ev3, Inc.	*†	785	13,251
Excel Technology, Inc.	*	562	15,702
Faro Technologies, Inc.	*	453	14,433
FEI Company	*†	1,368	44,405
Haemonetics Corporation	*	1,157	60,870
Hanger Orthopedic Group, Inc.	*	1,083	11,696
HealthTronics Surgical Services, Inc.	*	2,529	11,001
Hillenbrand Industries, Inc.		2,596	168,740
Hologic, Inc.	*†	2,692	148,895
ICU Medical, Inc.	*	605	25,979
II-VI, Inc.	*	682	18,530
Illumina, Inc.	*†	1,626	65,999
Input/Output, Inc.	*†	2,427	37,885
Integra LifeSciences Holdings Corporation	*†	1,190	58,810
Intest Corporation	*	950	4,399
Intuitive Surgical, Inc.	*	1,610	223,420
Invacare Corporation		1,333	24,434
Johnson & Johnson		116,267	7,164,373
Kla-Tencor Corporation		7,679	421,961
Kensey Nash Corporation	*	866	23,217
Kopin Corporation	*	2,431	9,481
Kyphon, Inc.	*†	1,594	76,751
L-1 Identity Solutions, Inc.	*†	1,637	33,477
Meade Instruments Corporation	*	1,640	3,592
Mechanical Technology, Inc.	*	957	1,206
Medtronic, Inc.		45,099	2,338,834
Mentor Corporation	†	1,961	79,773
Merit Medical Systems, Inc.	*	2,519	30,127
Mesa Laboratories, Inc.		1,200	27,600
Mettler-Toledo International, Inc.	*	700	66,857
Microtek Medical Holdings, Inc.	*	1,250	5,750
Millipore Corporation	*†	2,026	152,132
Nanogen, Inc.	*	950	1,283
Newport Corporation	*	1,614	24,985
NuVasive, Inc.	*†	2,111	57,018
Nyer Medical Group, Inc.	*	2,532	4,785
Oakley, Inc.		2,900	82,360
Orthologic Corporation	*	1,516	2,153
Osteotech, Inc.	*	1,498	10,786
Owens & Minor, Inc.		1,623	56,708
OYO Geospace Corporation	*	550	40,805
PSS World Medical, Inc.	*	3,574	65,118
Palomar Medical Technologies, Inc.	*†	1,116	38,736

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Patterson Cos., Inc.	*	5,546	$206,699
PerkinElmer, Inc.		5,266	137,232
PolyMedica Corporation		960	39,216
Q-Med, Inc.	*	1,634	6,373
Resmed, Inc.	*	3,034	125,183
Respironics, Inc.	*	3,060	130,325
Rofin-Sinar Technologies, Inc.	*	1,100	75,900
Somanetics Corporation	*	1,352	24,755
SonoSite, Inc.	*	1,264	39,728
Spectranetics Corporation	*†	1,045	12,038
St. Jude Medical, Inc.	*†	13,638	565,841
Staar Surgical Company	*	848	3,239
Steris Corporation		2,777	84,976
Stryker Corporation		10,806	681,751
Synovis Life Technologies, Inc.	*	346	4,982
Techne Corporation	*	1,736	99,317
Theragenics Corporation	*	1,492	6,222
Thermo Fisher Scientific, Inc.	*	15,692	811,590
Thoratec Corporation	*†	2,306	42,407
Urologix, Inc.	*	1,050	2,342
Varian, Inc.	*	1,502	82,355
Ventana Medical Systems, Inc.	*	1,416	109,414
Vital Signs, Inc.		634	35,219
Vivus, Inc.	*	1,400	7,322
Waters Corporation	*	5,040	299,174
Wright Medical Group, Inc.	*	1,309	31,573
Young Innovations, Inc.		677	19,755
Zimmer Holdings, Inc.	*	9,576	812,907
Zoll Medical Corporation	*	850	18,964
Zygo Corporation	*	967	13,818
			22,521,822
Metals—1.4%
AK Steel Holding Corporation	*	5,009	187,186
Alcoa, Inc.		35,208	1,426,980
Allegheny Technologies, Inc.		3,350	351,348
Ameron International Corporation		542	48,883
Aptargroup, Inc.	†	3,130	111,303
Brush Engineered Materials, Inc.	*†	1,122	47,113
Carpenter Technology Corporation		941	122,622
Century Aluminum Company	*†	865	47,255
Chaparral Steel Company		2,232	160,414
Circor International, Inc.		711	28,746
Cleveland-Cliffs, Inc.	†	2,036	158,136
Commercial Metals Company		4,080	137,782
Commscope, Inc.	*	2,612	152,410
Corning, Inc.	*	60,152	1,536,884
Couer D’alene Mines Corporation	*†	8,276	29,711
Crane Company		2,467	112,125
Encore Wire Corporation	†	1,400	41,216
General Cable Corporation	*	1,382	104,687
Gibraltar Industries, Inc.		1,188	26,314
Griffon Corporation	*	1,288	28,053
Hecla Mining Company	*	4,124	35,219
Hubbell, Inc. Class B		2,078	112,669
Ladish Company, Inc.	*	900	38,700
Matthews International Corporation Class A		1,052	45,878
MAXXAM, Inc.	*	856	24,075
Meridian Gold, Inc. (Canada)	*	4,300	118,594
Mueller Industries, Inc.		1,592	54,828
Mueller Water Products, Inc. Class A	†	3,000	51,180
NCI Building Systems, Inc.	*†	1,232	60,775
Newmont Mining Corporation		16,091	$628,514
Nucor Corporation		10,996	644,915
Optical Cable Corporation	*	240	1,234
Precision Castparts Corporation		5,136	623,305
Quanex Corporation		1,671	81,378
Reliance Steel & Aluminum Company	†	2,966	166,867
Royal Gold, Inc.		1,153	27,407
RTI International Metals, Inc.	*	1,363	102,729
Ryerson Inc.	†	1,471	55,383
Schnitzer Steel Industries, Inc. Class A		693	33,222
Shiloh Industries, Inc.		1,441	17,551
Simpson Manufacturing Company, Inc.	†	2,084	70,314
Southern Copper Corporation	†	2,900	273,354
Steel Dynamics, Inc.		4,040	169,316
Stillwater Mining Company	*	3,727	41,034
Sturm, Ruger & Company, Inc.	*	3,296	51,154
Superior Essex, Inc.	*	1,617	60,395
Superior Telecom, Inc.	*‡d	2,013	—
Taser International, Inc.	*†	2,292	31,996
Texas Industries, Inc.	†	1,116	87,506
Titanium Metals Corporation	*	5,344	170,474
Tredegar Corporation		1,606	34,208
United States Steel Corporation		4,607	501,011
Valmont Industries, Inc.		1,162	84,547
Watts Water Technologies, Inc. Class A	†	1,225	45,901
Worthington Industries, Inc.	†	3,575	77,399
			9,482,200
Mining—0.2%
Freeport-McMoran Copper & Gold, Inc.		14,811	1,226,647
Oil & Gas—10.0%
Adams Resources & Energy, Inc.		1,462	43,626
AGL Resources, Inc.		2,166	87,680
Anadarko Petroleum Corporation		17,797	925,266
Apache Corporation		12,742	1,039,620
Apco Argentina, Inc. (Cayman Islands)		622	52,814
Ashland, Inc.		2,848	182,130
Atlas America, Inc.	*	1,719	92,362
Atmos Energy Corporation		2,732	82,124
ATP Oil & Gas Corporation	*	685	33,318
Atwood Oceanics, Inc.	*	1,662	114,046
Baker Hughes, Inc.		13,494	1,135,250
Basic Energy Services, Inc.	*†	1,600	40,912
Berry Petroleum Company Class A		1,202	45,291
BJ Services Company		11,495	326,918
Blue Dolphin Energy Company	*†	3,650	10,950
BP Prudhoe Bay Royalty Trust	†	1,105	79,737
Buckeye Partners, LP		1,400	71,848
Cabot Oil & Gas Corporation		4,548	167,730
Callon Petroleum Company	*	779	11,038
Carrizo Oil & Gas, Inc.	*	1,800	74,646
Cascade Natural Gas Corporation		1,289	34,042
Chesapeake Energy Corporation		15,920	550,832
Chesapeake Utilities Corporation		949	32,513
Chevron Corporation		85,915	7,237,480
Cimarex Energy Company		2,681	105,658
Clayton Williams Energy, Inc.	*	550	14,559
CNX Gas Corporation	*†	1,100	33,660
Complete Production Services, Inc.	*	1,200	31,020

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
ConocoPhillips		60,725	$4,766,913
Copano Energy LLC		2,400	102,408
Cross Timbers Royalty Trust	†	575	24,449
Crosstex Energy, Inc.	†	2,100	60,333
Dawson Geophysical Company	*	1,200	73,752
Delta Natural Gas Company, Inc.		380	9,823
Delta Petroleum Corporation	*†	2,709	54,397
Denbury Resources, Inc.	*	4,466	167,475
Devon Energy Corporation		16,306	1,276,597
Diamond Offshore Drilling, Inc.		2,694	273,603
Dorchester Minerals, LP	†	2,200	48,400
EOG Resources, Inc.		9,358	683,695
El Paso Corporation		25,233	434,765
Electro-Sensors, Inc.	*	2,581	15,822
Enbridge Energy Partners, LP		1,775	98,601
Encore Acquisition Company	*†	2,062	57,324
Energen Corporation		2,644	145,261
Energy Partners Ltd.	*	1,667	27,822
Energy Transfer Equity, LP		4,960	210,750
Energy Transfer Partners, LP		2,777	171,424
ENSCO International, Inc.		5,990	365,450
Enterprise Products Partners, LP	†	8,400	267,204
Equitable Resources, Inc.		5,624	278,725
EXCO Resources, Inc.	*	4,100	71,504
Exxon Mobil Corporation		225,586	18,922,154
Forest Oil Corporation	*†	3,820	161,433
Frontier Oil Corporation		4,576	200,292
FX Energy, Inc.	*	3,496	31,988
Global Industries Ltd.	*	2,539	68,096
GlobalSantaFe Corporation		9,544	689,554
Grey Wolf, Inc.	*†	5,192	42,782
Halliburton Company		38,615	1,332,218
Hanover Compressor Company	*†	2,998	71,502
Headwaters, Inc.	*†	2,095	36,181
Helix Energy Solutions Group, Inc.	*†	3,853	153,773
Helmerich & Payne, Inc.		3,926	139,059
Hercules Offshore, Inc.	*†	2,300	74,474
Hess Corporation		10,726	632,405
Holly Corporation		1,972	146,303
Hugoton Royalty Trust		1,669	42,109
Kinder Morgan Energy Partners, LP	†	5,150	284,229
Kinder Morgan Management LLC	*	1,926	99,959
Laclede Group, Inc. (The)		1,025	32,677
Magellan Midstream Partners		2,000	93,160
Marathon Oil Corporation		27,868	1,670,965
Mariner Energy, Inc.	*	3,261	79,079
Markwest Energy Partners, LP		2,200	76,560
Markwest Hydrocarbon, Inc.		1,182	67,882
McMoRan Exploration Company	*	1,059	14,826
MDU Resources Group, Inc.		7,657	214,702
Meridian Resource Corporation	*	2,950	8,909
Murphy Oil Corporation		7,770	461,849
Nabors Industries Ltd.	*†	12,168	406,168
National Fuel Gas Company		4,022	174,193
New Jersey Resources Corporation		1,121	57,193
Newfield Exploration Company	*	5,246	238,955
Newpark Resources, Inc.	*	3,484	27,001
Nicor, Inc.	†	1,828	78,458
Noble Corporation (Cayman Islands)		5,552	541,431
Noble Energy, Inc.		6,772	422,505
Northwest Natural Gas Company		1,183	$54,643
NuStar Energy, LP	†	1,500	102,750
Occidental Petroleum Corporation		33,243	1,924,105
Oceaneering International, Inc.	*	2,232	117,492
ONEOK Partners, LP	†	1,650	112,943
Oneok, Inc.		3,908	197,002
Parallel Petroleum Corporation	*	2,700	59,130
Parker Drilling Company	*†	3,755	39,578
Patterson-UTI Energy, Inc.		6,712	175,922
Penn Virginia Corporation		600	24,120
Petrohawk Energy Corporation	*	10,735	170,257
Petroleum Development Corporation	*	1,250	59,350
Piedmont Natural Gas Company	†	2,740	67,541
Pioneer Drilling Company	*	2,700	40,257
Pioneer Natural Resources Company		5,801	282,567
Plains All American Pipeline, LP		3,917	249,317
Plains Exploration & Production Company	*	2,855	136,498
Pogo Producing Company	†	2,307	117,173
Pride International, Inc.	*	5,416	202,883
Questar Corporation		7,412	391,724
Quicksilver Resources, Inc.	*†	1,980	88,268
Range Resources Corporation		4,350	162,734
Resource America, Inc. Class A		1,287	26,525
Rosetta Resources, Inc.	*	3,400	73,236
Rowan Companies., Inc.		3,918	160,560
Schlumberger Ltd. (Netherland Antilles)		46,040	3,910,638
SEACOR Holdings, Inc.	*	983	91,773
SEMCO Energy, Inc.	*	5,450	42,347
South Jersey Industries, Inc.		2,014	71,255
Southern Union Company		3,367	109,731
Southwest Gas Corporation		1,252	42,330
Southwestern Energy Company	*	6,072	270,204
Spectra Energy Corp.		23,691	615,018
St. Mary Land & Exploration Company		2,262	82,834
Stone Energy Corporation	*	1,208	41,386
Sunoco Logistics Partners, LP	†	950	57,076
Sunoco, Inc.		5,812	463,100
Superior Energy Services, Inc.	*	2,900	115,768
Swift Energy Company	*†	1,142	48,832
Syntroleum Corporation	*†	1,246	3,439
TC Pipelines, LP		1,100	43,373
Teppco Partners, LP		2,500	110,900
Tesoro Petroleum Corporation		6,846	391,249
Tetra Technologies, Inc.	*	2,352	66,326
Tidewater, Inc.	†	2,430	172,238
Todco	*	2,002	94,514
Transocean, Inc. (Cayman Islands)	*	11,405	1,208,702
TXCO Resources, Inc.		5,411	55,625
UGI Corporation		2,720	74,202
Ultra Petroleum Corporation	*	6,082	335,970
Unit Corporation	*	1,702	107,073
VAALCO Energy, Inc.	*	3,800	18,354
Valero Energy Corporation		23,922	1,766,879
Vectren Corporation		3,706	99,803
Warren Resources, Inc.	*†	3,600	42,048
Wd-40 Company		949	31,194
Weatherford International Ltd. (Bermuda)	*	13,510	746,292
Western Refining, Inc.		2,500	144,500
WGL Holdings, Inc.	†	2,315	75,562
W-H Energy Services, Inc.	*	1,377	85,250

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Whiting Petroleum Corporation	*	1,242	$50,326
Williams Companies, Inc.		24,207	765,425
Williams Partners, LP		1,275	61,557
XTO Energy, Inc.		15,020	902,702
			68,590,961
Pharmaceuticals—6.2%
Aastrom Biosciences, Inc.	*	3,289	4,407
Abbott Laboratories		60,081	3,217,338
Abraxis BioScience, Inc.		1,756	39,036
Accelrys, Inc.	*	1,145	7,202
Adams Respiratory Therapeutics, Inc.	*†	2,571	101,272
Adolor Corporation	*†	1,927	7,149
Advanced Magnetics, Inc.	*	834	48,505
Affymetrix, Inc.	*†	2,525	62,847
Albany Molecular Research, Inc.	*	1,371	20,359
Alexion Pharmaceuticals, Inc.	*	1,108	49,926
Alfacell Corporation	*†	4,295	10,695
Alkermes, Inc.	*	3,579	52,253
Allscripts Healthcare Solutions, Inc.	*†	2,300	58,604
Alnylam Pharmaceuticals, Inc.	*	2,390	36,304
Alpharma, Inc. Class A		2,463	64,063
Alseres Pharmaceuticals, Inc.		724	2,223
Altus Pharmaceuticals, Inc.	*†	1,600	18,464
AmerisourceBergen Corporation		8,488	419,901
Amgen, Inc.	*	46,060	2,546,657
Amylin Pharmaceuticals, Inc.	*†	3,885	159,907
Antigenics, Inc.	*†	1,707	4,882
Applera Corporation-Celera Group	*	3,028	37,547
Arena Pharmaceuticals, Inc.	*†	1,439	15,815
Ariad Pharmaceuticals, Inc.	*†	1,662	9,124
ArQule, Inc.	*†	864	6,091
Array BioPharma, Inc.	*	4,333	50,566
Atherogenics, Inc.	*†	1,603	3,430
AVANIR Pharmaceuticals Class A	*	1,500	3,585
Avant Immunotherapeutics, Inc.	*	5,150	4,275
AVI BioPharma, Inc.	*†	2,400	6,720
Barr Pharmaceuticals, Inc.	*	4,174	209,660
Bentley Pharmaceuticals, Inc.	*	711	8,632
Biogen Idec, Inc.	*	13,260	709,410
BioMarin Pharmaceuticals, Inc.	*†	2,400	43,056
BioScrip, Inc.	*	1,095	5,256
Bradley Pharmaceuticals, Inc.	*†	591	12,831
Bristol-Myers Squibb Company		80,248	2,532,627
Cambrex Corporation		1,258	16,694
Cardinal Health, Inc.		16,253	1,148,112
Celgene Corporation	*	13,412	768,910
Cell Genesys, Inc.	*†	1,642	5,501
Cell Therapeutics, Inc.	†	347	1,058
Cephalon, Inc.	*†	2,347	188,675
Charles River Laboratories International, Inc.	*	2,755	142,213
Ciphergen Biosystems, Inc.	*	1,500	1,455
Collagenex Pharmaceuticals, Inc.	*†	1,558	19,319
Columbia Laboratories, Inc.	*	1,819	4,384
Cubist Pharmaceuticals, Inc.	*†	1,762	34,729
CuraGen Corporation	*	1,768	3,483
CV Therapeutics, Inc.	*†	1,424	18,811
Cypress Bioscience, Inc.	*	1,560	$20,686
Cytogen Corporation	*	755	1,472
CytRx Corporation	*†	4,200	13,104
DataTRAK International, Inc.	*†	3,924	17,972
Dendreon Corporation	*†	1,879	13,303
Digene Corporation	*†	725	43,536
Discovery Laboratories, Inc.	*†	2,566	7,262
Durect Corporation	*	1,900	7,315
Eli Lilly & Company		37,735	2,108,632
Emisphere Technologies, Inc.	*	772	3,736
Encysive Pharmaceuticals, Inc.	*†	2,128	3,788
Endo Pharmaceuticals Holdings, Inc.	*	2,935	100,465
EntreMed, Inc.	*	1,390	2,127
EpiCept Corporation	*†	751	1,615
EPIX Pharmaceuticals, Inc.	*†	640	3,590
Exact Sciences Corporation	*	1,250	3,613
Exelixis, Inc.	*	2,695	32,610
Forest Laboratories, Inc.	*	12,889	588,383
Genaera Corporation		797	2,295
Gene Logic, Inc.	*	950	1,311
Genelabs Technologies	*†	721	1,694
Genentech, Inc.	*	18,069	1,367,101
Gen-Probe, Inc.	*	1,849	111,717
Genzyme Corporation	*	10,181	655,656
Geron Corporation	*†	1,370	9,645
Gilead Sciences, Inc.	*	34,820	1,349,971
GTC Biotherapeutics, Inc.	*	3,988	4,626
GTx, Inc.	*	200	3,238
Halozyme Therapeutics, Inc.	*†	6,362	58,721
Hemispherx Biopharma, Inc.	*†	920	1,214
Henry Schein, Inc.	*†	3,652	195,126
Heska Corporation	*	4,462	10,396
Hi-Tech Pharmacal Company, Inc.	*	862	10,292
Hollis-Eden Pharmaceuticals	*	954	1,946
Hospira, Inc.	*	6,367	248,568
Human Genome Sciences, Inc.	*†	5,277	47,071
Idexx Laboratories, Inc.	*	1,568	148,380
ImClone Systems, Inc.	*	3,034	107,282
Immtech Pharmaceuticals Inc.	*†	681	5,509
Immucor, Inc.	*	1,828	51,129
ImmunoGen, Inc.	*	1,323	7,343
Incyte Corporation	*†	3,102	18,612
Indevus Pharmaceuticals, Inc.	*†	5,716	38,469
Inspire Pharmaceuticals, Inc.	*†	1,369	8,652
InterMune, Inc.	*†	1,586	41,141
Inverness Medical Innovations, Inc.	*	880	44,898
Invitrogen Corporation	*	2,122	156,498
Isis Pharmaceuticals, Inc.	*†	2,216	21,451
Keryx Biopharmaceuticals, Inc.	*	5,221	51,009
King Pharmaceuticals, Inc.	*	10,009	204,784
Kosan Biosciences, Inc.	*	2,000	10,440
KV Pharmaceutical Company Class A	*	2,179	59,356
Lexicon Pharmaceuticals, Inc.	*	2,343	7,521
LifeCell Corporation	*	1,119	34,174
Ligand Pharmaceuticals, Inc. Class B	*	4,556	31,345
Luminex Corporation	*†	1,070	13,172
MannKind Corporation	*†	4,492	55,386
Martek Biosciences Corporation	*	1,148	29,814
Maxygen, Inc.	*	1,231	10,550
McKesson Corporation		11,391	679,359
Medarex, Inc.	*†	3,092	44,185
Medco Health Solutions, Inc.	*	11,402	889,242

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Medicines Company	*	2,018	$35,557
Medicis Pharmaceutical Corporation Class A	†	2,422	73,968
Medifast, Inc.	*†	734	6,569
Merck & Company, Inc.		86,025	4,284,045
Meridian Bioscience, Inc.		1,158	25,082
MGI Pharma, Inc.	*	2,665	59,616
Millennium Pharmaceuticals, Inc.	*	12,456	131,660
Monogram Biosciences, Inc.	*	2,414	4,080
Mylan Laboratories		8,108	147,485
Myriad Genetics, Inc.	*†	1,210	45,000
Nabi Biopharmaceuticals	*	1,995	9,177
Nastech Pharmaceutical Company, Inc.	*†	1,500	16,365
Natrol, Inc.	*	1,145	3,847
NBTY, Inc.	*	2,664	115,085
Nektar Therapeutics	*†	2,368	22,472
NeoPharm, Inc.	*	964	1,109
Neose Technologies, Inc.	*	704	1,739
Neurobiological Technologies	*	3,136	5,551
Neurocrine Biosciences, Inc.	*†	1,479	16,609
Neurogen Corporation	*	1,872	12,430
Novavax, Inc.	*†	1,550	4,495
Noven Pharmaceuticals, Inc.	*	1,350	31,658
NPS Pharmaceuticals, Inc.	*	1,660	6,872
Nu Skin Enterprises, Inc. Class A		3,018	49,797
Nuvelo, Inc.	*	1,150	3,128
Omnicare, Inc.		4,277	154,229
Onyx Pharmaceuticals, Inc.	*†	1,214	32,657
OraSure Technologies, Inc.	*	1,687	13,800
Oscient Pharmaceuticals Corporation	*†	189	864
OSI Pharmaceuticals, Inc.	*†	2,729	98,817
Pain Therapeutics, Inc.	*	1,318	11,480
Palatin Technologies, Inc.	*	2,104	4,166
Par Pharmaceutical Companies, Inc.	*	1,362	38,449
Parexel International Corporation	*	1,153	48,495
PDL BioPharma, Inc.	*	3,841	89,495
Penwest Pharmaceuticals Company	*†	930	11,597
Peregrine Pharmaceuticals, Inc.	*†	9,115	7,019
Perrigo Company		2,922	57,213
Pfizer, Inc.		279,604	7,149,474
Pharmaceutical Product Development, Inc.		4,736	181,247
Pharmacopeia Inc.	*	572	3,175
Pharmacyclics, Inc.	*	1,700	4,624
PharmaNet Development Group, Inc.	*	576	18,363
Pharmion Corporation	*	2,212	64,037
Poniard Pharmaceuticals, Inc.	*	396	2,693
Pozen, Inc.	*	1,014	18,323
Progenics Pharmeceuticals, Inc.	*	793	17,105
Quest Diagnostics, Inc.		6,828	352,666
Ramtron International Corporation	*	1,920	6,144
Regeneration Technologies, Inc.	*	807	9,079
Regeneron Pharmaceuticals, Inc.	*	2,632	47,165
Rentech, Inc.	*	7,800	20,202
Salix Pharmaceuticals Ltd.	*	2,346	28,856
Savient Pharmaceuticals, Inc.	*	1,389	17,251
Schering-Plough Corporation		57,447	1,748,687
Sciclone Pharmaceuticals, Inc.	*	1,700	4,165
Sciele Pharma, Inc.	*†	1,613	$38,002
Sepracor, Inc.	*	4,575	187,667
Sequenom, Inc.	*†	614	2,775
SIGA Technologies, Inc.	*	4,649	15,295
Sigma Aldrich Corporation		4,956	211,473
SuperGen, Inc.	*	1,338	7,439
Symyx Technologies, Inc.	*†	1,374	15,815
Tanox, Inc.	*†	1,721	33,405
Targeted Genetics Corporation	*†	626	1,703
Telik, Inc.	*†	1,748	5,908
Third Wave Technologies, Inc.	*	1,227	7,178
Titan Pharmaceuticals, Inc.	*	1,743	3,782
TorreyPines Therapeutics, Inc.	*	347	2,408
Trimeris, Inc.	*	1,214	8,304
United Therapeutics Corporation	*†	914	58,277
USANA Health Sciences, Inc.	*†	593	26,531
Valeant Pharmaceuticals International		3,473	57,964
Vanda Pharmaceuticals, Inc.	*†	2,507	50,792
Vertex Pharmaceuticals, Inc.	*	3,255	92,963
Vion Pharmaceuticals, Inc.	*†	4,504	4,864
Viropharma, Inc.	*	4,061	56,042
Watson Pharmaceuticals, Inc.	*	4,480	145,734
Wyeth		52,091	2,986,898
Xenoport, Inc.	*	2,399	106,564
XOMA Ltd.	*	4,976	15,127
Zymogenetics, Inc.	*†	2,343	34,231
			42,319,535
Public Administration—0.0%
Corrections Corporation of America	*	2,850	179,864
Geo Group, Inc. (The)	*	2,456	71,470
			251,334
Real Estate—2.2%
Acadia Realty Trust REIT		1,318	34,202
Affordable Residential Communities	*†	1,180	13,948
Agree Realty Corporation REIT		814	25,438
Alesco Financial, Inc. REIT		4,213	34,252
Alexander’s, Inc. REIT	*†	161	65,084
Alexandria Real Estate Equities, Inc. REIT		802	77,650
AMB Property Corporation REIT		3,649	194,200
American Campus Communities, Inc. REIT		1,699	48,065
American Financial Realty Trust REIT		5,234	54,015
American Home Mortgage Investment Corporation REIT	†	1,107	20,347
American Land Lease, Inc. REIT		1,828	45,700
American Mortgage Acceptance Corporation REIT		1,842	18,512
Annaly Capital Management Inc.	†	10,541	152,001
Anthracite Capital, Inc. REIT	†	1,100	12,870
Anworth Mortgage Asset Corporation REIT		834	7,548
Apartment Investment & Management Company REIT Class A	†	3,910	197,142
Archstone-Smith Trust REIT	†	7,979	471,639
Arizona Land Income Corporation REIT Class A	†	1,050	9,083
Ashford Hospitality Trust, Inc. REIT		4,200	49,392

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Avalonbay Communities, Inc. REIT	3,116	$370,430
BioMed Realty Trust, Inc. REIT †	1,400	35,168
Boston Properties, Inc. REIT	4,700	480,011
Brandywine Realty Trust REIT †	2,965	84,740
BRE Properties Class A †	2,433	144,253
Brookfield Properties Company (Canada) †	7,509	182,544
BRT Realty Trust REIT	355	9,234
California Coastal Communities, Inc. *	267	4,523
Camden Property Trust REIT	2,732	182,962
Capital Alliance Income Trust Ltd. REIT *	799	6,392
Capital Trust Class A	523	17,855
CapitalSource, Inc. †	4,975	122,335
Capstead Mortgage Corporation REIT	2,400	23,280
CB Richard Ellis Group, Inc. Class A *	6,900	251,850
CBL & Associates Properties, Inc. REIT †	2,548	91,855
Cedar Shopping Centers, Inc. REIT	583	8,366
Colonial Properties Trust REIT †	1,962	71,515
Corporate Office Properties Trust SBI MD REIT	1,904	78,083
Cousins Properties, Inc. REIT	2,338	67,825
Crescent Real Estate EQT Company REIT	4,527	101,586
Crystal River Capital, Inc. REIT	2,219	53,877
Deerfield Triarc Capital Corporation REIT	3,120	45,646
Developers Diversified Realty Corporation REIT	4,733	249,476
DiamondRock Hospitality Company REIT	3,930	74,984
Digital Realty Trust, Inc. REIT †	2,000	75,360
Douglas Emmett, Inc. REIT	1,293	31,989
Duke Realty Corporation REIT	5,609	200,073
Eastgroup Properties, Inc. REIT	1,538	67,395
Entertainment Properties Trust REIT	749	40,281
Equity Inns, Inc. REIT	3,264	73,114
Equity Lifestyle Properties, Inc. REIT	1,140	59,497
Equity One, Inc. REIT	2,619	66,915
Equity Residential REIT	11,429	521,505
Essex Property Trust, Inc. REIT	807	93,854
Extra Space Storage, Inc. REIT †	3,500	57,750
Federal Realty Investment Trust REIT	1,810	139,841
FelCor Lodging Trust, Inc. REIT	3,135	81,604
Fieldstone Investment Corporation REIT	1,900	6,916
First Industrial Realty Trust, Inc. REIT †	1,599	61,977
First Potomac Realty Trust REIT	1,628	37,916
Forest City Enterprises, Inc. Class A	2,608	160,340
Franklin Street Properties Corporation REIT	2,200	36,388
Friedman Billings Ramsey Group, Inc. Class A †	6,080	33,197
General Growth Properties, Inc. REIT †	8,744	462,995
Getty Realty Corporation REIT	1,747	45,911
Glimcher Realty Trust REIT	1,584	$39,600
Gramercy Capital Corp., New York REIT	1,549	42,659
Grubb and Ellis Company *	652	7,563
Health Care Property Investors, Inc. REIT †	7,664	221,720
Health Care REIT, Inc. †	1,824	73,617
Healthcare Realty Trust, Inc. REIT †	1,881	52,254
Highland Hospitality Corporation REIT	4,200	80,640
Highwoods Properties, Inc. REIT	2,393	89,738
HMG Courtland Properties REIT *†	1,450	17,690
Home Properties, Inc. REIT †	1,390	72,183
Hospitality Properties Trust REIT	2,923	121,275
Host Hotels & Resorts Inc. REIT †	17,443	403,282
HRPT Properties Trust REIT	9,142	95,077
IMPAC Mortgage Holdings, Inc. REIT †	3,238	14,927
Inland Real Estate Corporation REIT †	4,700	79,806
Innkeepers USA Trust REIT	2,014	35,708
iStar Financial, Inc. REIT	4,331	191,993
Jones Lang Lasalle, Inc.	1,311	148,799
Kilroy Realty Corporation REIT	1,316	93,225
Kimco Realty Corporation REIT	9,013	343,125
Kite Realty Group Trust REIT	2,654	50,479
KKR Financial Holdings LLC	3,300	82,203
Lexington Corporate Properties Trust REIT †	1,399	29,099
Liberty Property Trust REIT †	3,172	139,346
Macerich Company (The) REIT	2,360	194,511
Mack-Cali Realty Corporation REIT	2,488	108,203
Maguire Properties, Inc. REIT	1,199	41,162
Medical Properties Trust, Inc. REIT †	3,172	41,966
MFA Mortgage Investments, Inc. REIT	4,149	30,205
Mid-America Apartment Communities, Inc. REIT	1,240	65,075
Mission West Properties REIT	1,417	19,753
Monmouth Capital Corporation	2,974	16,416
Monmouth Class A REIT	1,328	11,540
National Health Investors, Inc. REIT	2,097	66,517
National Retail Properties, Inc. REIT	2,356	51,502
Nationwide Health Properties, Inc. REIT †	2,362	64,246
Newcastle Investment Corporation REIT	754	18,903
NorthStar Realty Finance Corporation REIT †	4,200	52,542
Novastar Financial, Inc. REIT †	771	5,382
Omega Healthcare Investors, Inc. REIT	4,100	64,903
Parkway Properties, Inc. REIT †	986	47,358
Pennsylvania REIT	1,510	66,938
Plum Creek Timber Company, Inc. REIT	7,592	316,283
PMC Commercial Trust REIT	865	11,375
Post Properties, Inc. REIT †	2,078	108,326
Potlatch Corporation	1,618	69,655
Prologis REIT	9,458	538,160
PS Business Parks, Inc. REIT	1,323	83,839

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Public Storage REIT		5,109	$392,473
RAIT Financial Trust		991	25,786
Ramco-Gershenson Properties REIT		1,275	45,811
Rayonier, Inc. REIT		3,336	150,587
Realty Income Corporation REIT	†	4,138	104,236
Redwood Trust, Inc. REIT	†	1,008	48,767
Regency Centers Corporation REIT		2,545	179,423
Republic Property Trust REIT		3,200	39,200
Saul Centers, Inc. REIT		987	44,760
Senior Housing Properties Trust REIT		2,216	45,096
Simon Property Group, Inc. REIT		8,577	798,004
SL Green Realty Corporation REIT		1,985	245,922
Sovran Self Storage, Inc. REIT		1,269	61,115
Spirit Finance Corporation REIT		5,700	82,992
St. Joe Company (The)	†	2,906	134,664
Stewart Enterprises, Inc. Class A	†	4,115	32,056
Sun Communities, Inc. REIT		1,061	31,586
Tanger Factory Outlet Centers REIT		2,200	82,390
Taubman Centers, Inc. REIT		2,083	103,338
Thornburg Mortgage, Inc. REIT	†	4,059	106,265
UDR, Inc. REIT	†	4,883	128,423
United Capital Corporation	*	690	19,838
U-Store-It Trust REIT		3,600	59,004
Ventas, Inc. REIT		3,213	116,471
Vornado Realty Trust REIT		5,255	577,209
W.P. Carey & Company LLC		1,592	50,068
Washington REIT	†	1,834	62,356
Weingarten Realty Investors REIT		3,474	142,781
			15,176,085
Restaurants—0.7%
Applebee’s International, Inc.		3,613	87,073
Back Yard Burgers, Inc.	*	1,698	10,765
Bob Evans Farms, Inc.	†	1,465	53,985
Brinker International, Inc.		5,167	151,238
Burger King Holdings, Inc.		1,700	44,778
CEC Entertainment, Inc.	*	1,614	56,813
CKE Restaurants, Inc.		1,945	39,036
California Pizza Kitchen, Inc.	*	1,455	31,253
CBRL Group, Inc.	†	2,120	90,058
Cheesecake Factory (The)	*†	3,444	84,447
Chipotle Mexican Grill, Inc. Class A	*†	900	76,752
Darden Restaurants, Inc.		5,104	224,525
IHOP Corporation	†	1,079	58,730
Jack in the Box, Inc.	*	1,437	101,941
Krispy Kreme Doughnuts, Inc.	*†	2,573	23,826
Landry’s Restaurants, Inc.		1,253	37,916
McDonald’s Corporation		47,837	2,428,206
Morton’s Restaurant Group, Inc.	*	2,200	39,842
O’Charley’s, Inc.	*	1,091	21,995
Papa John’s International, Inc.	*	1,610	46,304
PF Chang’s China Bistro, Inc.	*†	1,089	38,333
Rare Hospitality International, Inc.	*	1,475	39,486
Red Robin Gourmet Burgers, Inc.	*	692	27,936
Ruby Tuesday, Inc.		2,816	$74,145
Sonic Corporation	*	3,730	82,508
Steak N Shake Company (The)	*	1,267	21,146
Texas Roadhouse, Inc. Class A	*	3,070	39,265
Triarc Companies Class B		2,886	45,310
Wendy’s International, Inc.		5,229	192,166
Yum! Brands, Inc.		21,176	692,879
			4,962,657
Retailers—3.7%
1-800-FLOWERS.COM, Inc.	*	793	7,476
99 Cents Only Stores	*	3,207	42,044
AC Moore Arts & Crafts, Inc.	*	876	17,178
Advance Auto Parts, Inc.		4,485	181,777
Alloy, Inc.	*	462	4,620
Amazon.Com, Inc.	*†	12,783	874,485
Autozone, Inc.	*	2,384	325,702
BJ’s Wholesale Club, Inc.	*	2,859	103,010
Barnes & Noble, Inc.		2,814	108,255
Bed Bath & Beyond, Inc.	*	10,895	392,111
Bell Microproducts, Inc.	*	1,146	7,472
Best Buy Company, Inc.		15,993	746,393
Big 5 Sporting Goods Corporation		1,071	27,311
Big Lots, Inc.	*	4,853	142,775
Bluefly, Inc.	*	2,341	2,318
Bombay Company, Inc. (The)	*	1,080	486
Borders Group, Inc.	†	3,342	63,699
CSK Auto Corporation	*	1,990	36,616
CVS Caremark Corp.		62,250	2,269,012
Casey’s General Stores, Inc.		1,608	43,834
Cash America International, Inc.		685	27,160
Central Garden & Pet Company	*	615	7,540
Central Garden and Pet Co. Class A	*	1,230	14,428
Circuit City Stores, Inc.	†	6,139	92,576
CKX, Inc.	*†	1,800	24,876
Coldwater Creek, Inc.	*†	1,528	35,495
Cost Plus, Inc./ California	*†	1,014	8,599
Costco Wholesale Corporation		18,694	1,093,973
dELIA*s, Inc.	*	925	7,058
Dick’s Sporting Goods, Inc.	*†	1,240	72,131
Dillard’s, Inc. Class A		3,454	124,102
Dollar General Corporation		13,983	306,507
Dollar Tree Stores, Inc.	*	4,830	210,347
Drugstore.Com, Inc.	*	3,800	10,222
eBay, Inc.	*	40,410	1,300,394
Family Dollar Stores, Inc.		6,556	225,002
Fastenal Company	†	5,638	236,007
Foot Locker, Inc.		5,840	127,312
Fred’s, Inc.	†	1,781	23,830
GameStop Corporation Class A	*	3,780	147,798
GSI Commerce, Inc.	*	1,469	33,361
Guitar Center, Inc.	*	1,020	61,006
Haverty Furniture Companies, Inc.		1,111	12,965
Hibbett Sports, Inc.	*	1,396	38,222
JC Penney Company, Inc.		7,928	573,829
Jo-Ann Stores, Inc.	*	1,266	35,992
Kenneth Cole Productions, Inc. Class A		956	23,613
Kirkland’s, Inc.	*	833	3,174
Knoll, Inc.	†	2,701	60,502
K-Swiss, Inc. Class A	†	1,476	41,815
Longs Drug Stores Corporation		1,757	92,278
Macys, Inc.		22,466	893,697
MarineMax, Inc.	*†	800	16,016
Marvel Entertainment, Inc.	*†	1,469	37,430

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Men’s Wearhouse, Inc.		2,437	$124,458
Movie Gallery, Inc.	*	1,145	2,176
MSC Industrial Direct Company Class A		1,782	98,010
Nike, Inc. Class B		13,780	803,236
Nitches, Inc.	*†	2,850	10,232
Office Depot, Inc.	*	11,792	357,298
OfficeMax, Inc.		3,587	140,969
O’Reilly Automotive, Inc.	*	4,772	174,417
Overstock.com, Inc.	*†	770	14,068
PC Connection, Inc.	*†	854	11,307
Petsmart, Inc.		5,983	194,148
Pier 1 Imports, Inc.	†	3,712	31,515
Priceline.com, Inc.	*†	1,548	106,410
RadioShack Corporation	†	6,811	225,717
Restoration Hardware, Inc.	*	314	1,752
Retail Ventures, Inc.	*	1,372	22,130
Rite Aid Corporation	*†	25,982	165,765
Saks, Inc.		5,811	124,065
Sears Holdings Corporation	*	3,979	674,441
Sharper Image Corporation	*†	648	7,381
Sherwin-Williams Company (The)		4,948	328,894
Stamps.com, Inc.	*	1,050	14,469
Staples, Inc.		29,867	708,744
Stein Mart, Inc.		1,261	15,460
Stride Rite Corporation		2,388	48,381
Systemax, Inc.	†	1,358	28,260
TJX Companies., Inc.		17,709	486,998
Target Corporation		30,307	1,927,525
Tiffany & Company		6,084	322,817
Tractor Supply Company	*†	1,549	80,625
Trans World Entertainment Corporation	*	1,932	8,964
Tuesday Morning Corporation	†	1,816	22,446
Tweeter Home Entertainment Group, Inc.	*†	1,128	192
Valuevision Media, Inc. Class A	*	1,741	19,708
Walgreen Company		39,470	1,718,524
Wal-Mart Stores, Inc.		100,947	4,856,560
Williams-Sonoma, Inc.	†	3,877	122,436
Zale Corporation	*	2,300	54,763
			25,471,092
Social Services—0.0%
Bright Horizons Family Solutions, Inc.	*†	1,208	47,003
Res-Care, Inc.	*	1,222	25,833
			72,836
Telephone Systems—3.3%
Adtran, Inc.		3,197	83,026
Alaska Communications Systems Group, Inc.		2,850	45,144
Alltel Corporation		14,709	993,593
AT&T, Inc.		246,594	10,233,651
Audiovox Corporation Class A	*	1,218	15,797
Brightpoint, Inc.	*†	2,358	32,517
Centennial Communications Corporation	*	3,036	28,812
CenturyTel, Inc.		4,084	200,320
Cincinnati Bell, Inc.	*	9,266	53,557
Citizens Communications Company	†	12,478	190,539
Covad Communications Group, Inc.	*	13,040	11,736
D&E Communications, Inc.		1,712	31,398
Deltathree, Inc.	*	2,552	$3,267
Dobson Communications Corporation Class A	*	3,916	43,507
Embarq Corporation		5,950	377,052
Equinix, Inc.	*†	622	56,894
Fairpoint Communications, Inc.		2,670	47,393
General Communication Class A	*	2,516	32,230
Global Payments, Inc.		3,238	128,387
Harris Stratex Networks, Inc.	*	670	12,047
Hickory Tech Corporation		651	5,924
IDT Corporation Class B	†	4,800	49,536
Iowa Telecommunications Services, Inc.		2,702	61,416
iPCS, Inc.	*	700	23,709
j2 Global Communications, Inc.	*	1,614	56,329
LCC International, Inc. Class A	*	1,000	4,420
Leap Wireless International, Inc.	*	2,100	177,450
Level 3 Communications, Inc.	*†	41,949	245,402
Mastec, Inc.	*	2,049	32,415
NeuStar, Inc. Class A	*	3,140	90,966
NII Holdings, Inc. Class B	*†	4,900	395,626
Novatel Wireless, Inc.	*	1,358	35,335
NTELOS Holdings Corporation	*	2,700	74,628
PAETEC Holding Corp.	*†	5,459	61,632
Qwest Communications International, Inc.	*†	62,767	608,840
RCN Corporation	*	2,597	48,798
Rural Cellular Corporation Class A	*	1,265	55,420
SAVVIS, Inc.	*	408	20,200
Sprint Nextel Corporation		115,766	2,397,514
SunCom Wireless Holdings, Inc. Class A		269	4,977
SureWest Communications		184	5,012
Telecommunication Systems, Inc.	*	1,200	6,096
Telephone & Data Systems, Inc.		3,518	220,121
Time Warner Telecom, Inc. Class A	*	1,928	38,753
US Cellular Corporation	*	680	61,608
Verizon Communications, Inc.		114,552	4,716,106
Virgin Media, Inc.		10,479	255,373
Windstream Corporation		15,208	224,470
Wireless Facilities, Inc.	*†	2,398	4,029
			22,602,972
Textiles, Clothing & Fabrics—0.5%
Albany International Corporation Class A	†	1,437	58,112
Brown Shoe Company, Inc.		1,791	43,557
Coach, Inc.	*	15,372	728,479
Columbia Sportswear Company	†	652	44,779
CROCS, Inc.	*†	3,600	154,908
Culp, Inc.	*	888	8,001
Genesco, Inc.	*†	921	48,178
Guess ?, Inc.		3,548	170,446
Gymboree Corporation	*	1,400	55,174
Hanesbrands, Inc.	*	4,099	110,796
Iconix Brand Group, Inc.	*	2,737	60,816
Interface, Inc. Class A		3,357	63,313
Jones Apparel Group, Inc.		4,641	131,108
Kellwood Company		1,170	32,900

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Liz Claiborne, Inc.		4,930	$183,889
Mohawk Industries, Inc.	*†	2,460	247,943
Mothers Work, Inc.	*	600	18,762
Oxford Industries, Inc.		936	41,502
Phillips-Van Heusen Corporation		1,267	76,742
Polo Ralph Lauren Corporation		2,143	210,250
Quaker Fabric Corporation	*	2,550	2,907
Quiksilver, Inc.	*	4,288	60,589
Skechers U.S.A., Inc. Class A	*	1,935	56,502
Sport-Haley, Inc.		1,042	4,199
Steven Madden Ltd.		751	24,603
Tag-It Pacific, Inc.	*	1,334	1,427
Tarrant Apparel Group	*	1,106	1,327
Timberland Company Class A	*	2,970	74,814
VF Corporation		3,785	346,630
Warnaco Group, Inc. (The)	*	1,569	61,724
Wolverine World Wide, Inc.		2,589	71,741
			3,196,118
Transportation—1.6%
Alexander & Baldwin, Inc.	†	1,466	77,859
American Commercial Lines, Inc.	*†	2,000	52,100
Arctic Cat, Inc.		1,857	36,769
Arkansas Best Corporation		903	35,190
Brunswick Corporation		3,797	123,896
Burlington Northern Santa Fe Corporation		14,190	1,208,137
CSX Corporation		17,764	800,801
Carnival Corporation		17,238	840,697
CH Robinson Worldwide, Inc.		7,150	375,518
Con-way, Inc.		2,160	108,518
Expedia, Inc.	*	12,018	352,007
Expeditors International Washington, Inc.		8,772	362,284
Fleetwood Enterprises, Inc.	*†	1,750	15,838
Florida East Coast Industries	†	423	35,101
Forward Air Corporation		1,431	48,783
Freightcar America, Inc.		900	43,056
GATX Corporation		1,766	86,976
General Maritime Corporation	†	1,897	50,802
Genesee & Wyoming, Inc. Class A	*	1,576	47,028
Gulfmark Offshore, Inc.	*	1,000	51,220
Heartland Express, Inc.		4,220	68,786
Horizon Lines, Inc. Class A		2,035	66,667
Hornbeck Offshore Services, Inc.	*†	1,800	69,768
HUB Group, Inc. Class A	*	2,400	84,384
JB Hunt Transport Services, Inc.		3,964	116,224
Kansas City Southern	*	2,513	94,338
Kirby Corporation	*	2,358	90,524
Laidlaw International, Inc.		3,900	134,745
Landstar System, Inc.		2,256	108,852
Macquarie Infrastructure Company LLC	†	2,000	82,960
Mobile Mini, Inc.	*	2,000	58,400
Norfolk Southern Corporation		16,102	846,482
Old Dominion Freight Line, Inc.	*	1,783	53,757
Overseas Shipholding Group		1,587	129,182
P.A.M. Transportation Services, Inc.	*	338	6,179
Pacer International, Inc.		1,664	39,137
Polaris Industries, Inc.	†	1,858	100,629
Royal Caribbean Cruises Ltd.	†	4,300	184,814
Saia, Inc.	*	1,662	$45,306
Sirva, Inc.	*	517	1,024
Teekay Corporation (Bahama Islands)		1,691	97,926
Thor Industries, Inc.	†	1,221	55,116
Trinity Industries, Inc.		3,051	132,841
UTI Worldwide, Inc. (Luxembourg)	†	2,208	59,152
Union Pacific Corporation		10,489	1,207,808
United Parcel Service, Inc. Class B		24,142	1,762,366
Wabtec Corporation		1,737	63,453
Werner Enterprises, Inc.	†	2,915	58,737
YRC Worldwide, Inc.	*	2,278	83,830
			10,655,967
Water Companies—0.0%
American States Water Company	†	500	17,785
Aqua America, Inc.	†	4,329	97,359
California Water Service Group		965	36,178
Connecticut Water Service, Inc.		500	12,185
Pico Holdings, Inc.	*	1,150	49,749
SJW Corporation		1,010	33,633
			246,889
TOTAL COMMON STOCKS
(Cost $400,549,495)			672,168,726

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.630%	09/20/2007	**	$55,000	54,420
4.585%	09/20/2007	**	375,000	371,084
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $425,504)				425,504

		Shares	Value
RIGHTS—0.0%
Textiles, Clothing & Fabrics—0.0%
Mossimo, Inc. Rights, Expires TBD
(Cost $—)	‡d	2,806	—

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Pegasus Wireless Corporation Warrants, Expires 08/11/2008	‡d	540	—
(Cost $—)			—

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—7.7%
Institutional Money Market Funds—0.1%
Reserve Primary Money Market Fund
5.230%	07/02/2007	††	$824,493	824,493

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Bank & Certificate Deposits/ Offshore Time Deposits—6.9%
Abbey National PLC
5.280%	07/05/2007	††	$618,369	$618,369
BancoBilbao Vizcaya Argentaria SA
5.300%	08/10/2007	††	412,246	412,246
Bank of Montreal
5.310%	08/14/2007	††	412,246	412,246
Bank of Montreal
5.290%	07/02/2007	††	824,493	824,493
Bank of Montreal
5.280%	07/03/2007	††	824,493	824,493
Bank of Nova Scotia
5.290%	07/11/2007	††	1,030,616	1,030,616
Bank of Nova Scotia
5.280%	07/09/2007	††	618,369	618,369
Barclays
5.320%	09/04/2007	††	412,246	412,246
Barton Capital LLC
5.310%	07/12/2007	††	618,369	618,369
BNP Paribas
5.350%	07/02/2007	††	1,236,739	1,236,739
CAFCO Funding LLC
5.310%	07/16/2007	††	412,246	412,246
Calyon
5.380%	07/02/2007	††	1,236,739	1,236,739
Canadian Imperial Bank of Commerce
5.300%	07/30/2007	††	2,061,231	2,061,231
Clipper Receivables Corp
5.310%	07/10/2007	††	1,236,739	1,236,739
CRC Funding LLC
5.310%	07/16/2007	††	618,369	618,369
Credit Suisse First Boston Corporation
5.290%	07/13/2007	††	618,369	618,369
Credit Suisse First Boston Corporation
5.290%	07/18/2007	††	1,442,862	1,442,862
Den Danske Bank
5.280%	07/09/2007	††	824,493	824,493
Falcon Asset Securitization Corporation
5.310%	07/17/2007	††	288,572	288,572
First Tennessee Bank
5.300%	07/18/2007	††	412,246	412,246
Fortis Bank
5.300%	07/20/2007	††	1,030,616	1,030,616
Greyhawk Funding
5.290%	07/02/2007	††	412,246	412,246
Jupiter Securitization Corporation
5.320%	07/26/2007	††	618,369	618,369
Lexington Parker Capital Company
5.290%	07/03/2007	††	412,246	412,246
Liberty Street Funding Corporation
5.330%	07/31/2007	††	288,572	288,572
Liberty Street Funding Corporation
5.290%	07/18/2007	††	824,493	824,493
Liberty Street Funding Corporation
5.280%	07/02/2007	††	824,493	824,493
Lloyds TSB Bank
5.280%	07/17/2007	††	412,246	412,246
Merrill Lynch & Company
5.340%	07/02/2007	††	7,420,433	7,420,433
Morgan Stanley & Company
5.370%	07/02/2007	††	4,328,586	4,328,586

Coupon Rate	Maturity Date		Face	Value
National Australia Bank
5.320%	07/02/2007	††	$1,236,739	$1,236,739
Old Line Funding LCC
5.320%	07/12/2007	††	412,246	412,246
Paradigm Funding LLC
5.310%	07/16/2007	††	412,246	412,246
Paradigm Funding LLC
5.300%	07/10/2007	††	2,052,767	2,052,767
Park Avenue Receivables Corp
5.300%	07/09/2007	††	2,052,767	2,052,767
Rabobank Nederland
5.330%	07/02/2007	††	1,236,739	1,236,739
Rabobank Nederland
5.280%	07/05/2007	††	1,030,616	1,030,616
Ranger Funding Corporation
5.330%	08/02/2007	††	1,030,616	1,030,616
Royal Bank of Scotland
5.270%	07/11/2007	††	824,493	824,493
Sheffield Receivables Corporation
5.290%	07/06/2007	††	206,123	206,123
Skandinaviska Enskilda Banken AB
5.290%	07/19/2007	††	1,030,616	1,030,616
Svenska Handlesbanken
5.300%	07/02/2007	††	1,705,391	1,705,391
Wells Fargo
5.280%	07/12/2007	††	1,030,616	1,030,616
Wells Fargo
5.260%	07/02/2007	††	412,248	412,248
				47,406,575
Floating Rate Instruments/Master Notes—0.7%
Bank of America
5.310%	07/10/2007	††	1,030,616	1,030,616
Bank of America
5.300%	09/17/2007	††	2,061,231	2,061,231
Bank of America
5.270%	07/16/2007	††	618,369	618,369
Bank of America
5.270%	08/17/2007	††	1,030,616	1,030,616
				4,740,832
TOTAL CASH EQUIVALENTS
(Cost $52,971,900)				52,971,900

REPURCHASE AGREEMENTS—1.5%
Investors Bank & Trust Repurchase Agreement dated 06/29/07 due 07/02/07, with a maturity value of $10,349,465 and effective yield of 4.65% collateralized by U.S. Government Agency Obligations with rates ranging from 5.82% to 9.13%, maturity dates ranging from 06/25/23 to 01/25/33 and an aggregate market value of $10,862,729.			10,345,456	10,345,456
TOTAL INVESTMENTS—107.6%
(Cost $464,292,355)				735,911,586
Other assets less liabilities—(7.6%)				(52,204,019)
NET ASSETS—100.0%				$683,707,567

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 06/30/2007.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—96.3%
Advertising—0.4%
Aquantive, Inc.	*	3,727	$237,783
Catalina Marketing Corporation		2,132	67,158
Clear Channel Outdoor Holdings, Inc. Class A	*	2,470	70,000
Getty Images, Inc.	*	2,522	120,577
Jupitermedia Corporation	*	4,020	29,266
Lamar Advertising Company		4,390	275,516
Valueclick, Inc.	*	5,119	150,806
			951,106
Aerospace & Defense—0.5%
AAR Corporation	*†	2,170	71,632
Alliant Techsystems, Inc.	*	1,931	191,459
Armor Holdings, Inc.	*	1,840	159,841
BE Aerospace, Inc.	*	4,954	204,600
Fairchild Corporation (The) Class A	*	3,266	7,251
Gencorp, Inc.	*	2,409	31,486
Heico Corporation Class A		1,598	56,170
Kaman Corporation Class A		1,920	59,885
Kreisler Manufacturing Corporation	*	1,250	19,400
Orbital Sciences Corporation	*†	3,534	74,249
Sequa Corporation Class A	*	430	48,160
Spirit Aerosystems Holdings, Inc. Class A	*	3,540	127,617
Triumph Group, Inc.		822	53,816
			1,105,566
Agriculture, Forestry & Fishing—0.2%
Andersons, Inc.	†	1,222	55,393
Griffin Land & Nurseries, Inc.	*	650	23,465
Margo Caribe, Inc. (Puerto Rico)	*	1,022	4,854
Pilgrim’s Pride Corporation		2,376	90,692
Seaboard Corporation	†	23	53,935
Terra Industries, Inc.	*	5,833	148,275
			376,614
Airlines—0.9%
AMR Corporation	*	12,666	333,749
Air T, Inc.		563	5,636
Airnet Systems, Inc.	*	2,610	8,691
Airtran Holdings, Inc.	*†	4,678	51,084
Alaska Air Group, Inc.	*	2,394	66,697
Atlas Air Worldwide Holdings, Inc.	*	765	45,089
Bristow Group, Inc.	*	1,533	75,960
Continental Airlines, Inc. Class B	*†	5,573	188,758
Delta Air Lines, Inc.		13,467	265,300
ExpressJet Holdings, Inc.	*	3,876	23,178
Frontier Airlines Holdings, Inc.	*	4,204	23,542
JetBlue Airways Corporation	*†	9,694	113,904
Mesa Air Group, Inc.	*	2,928	19,354
Midwest Air Group, Inc.	*	1,743	26,180
Northwest Airlines Corporation		15,439	342,746
PHI, Inc.	*	774	23,057
Pinnacle Airlines Corporation	*	930	17,437
Skywest, Inc.		3,850	91,745
UAL Corporation	*†	5,250	213,097
US Airways Group, Inc.	*	3,552	107,519
			2,042,723
Apparel Retailers—1.1%
Aeropostale, Inc.	*	2,863	$119,330
American Eagle Outfitters, Inc.		11,014	282,619
AnnTaylor Stores Corporation	*	3,874	137,217
Bebe Stores, Inc.		2,040	32,660
Big Dog Holdings, Inc.	*	1,621	26,195
Buckle, Inc. (The)		1,042	41,055
Cache, Inc.	*	2,130	28,265
Carter’s, Inc.	*	2,956	76,679
Casual Male Retail Group, Inc.	*†	2,471	24,957
Cato Corporation Class A		1,762	38,658
Charlotte Russe Holding, Inc.	*	1,100	29,557
Charming Shoppes, Inc.	*	6,239	67,568
Chico’s FAS, Inc.	*	9,268	225,583
Children’s Place	*	1,134	58,560
Christopher & Banks Corporation		2,379	40,800
Dress Barn, Inc.	*	2,592	53,188
Finish Line Class A		3,184	29,006
HOT Topic, Inc.	*	2,815	30,599
J Crew Group, Inc.	*	2,070	111,966
JOS A. Bank Clothiers, Inc.	*†	1,078	44,705
Pacific Sunwear of California, Inc.	*	3,586	78,892
Payless Shoesource, Inc.	*	3,634	114,653
Ross Stores, Inc.		7,690	236,852
Stage Stores, Inc.		2,236	46,867
Talbots, Inc.	†	1,205	30,161
Tween Brands, Inc.	*	2,072	92,411
Under Armour, Inc. Class A	*†	1,800	82,170
United Retail Group, Inc.	*	1,000	11,630
Urban Outfitters, Inc.	*	6,852	164,654
Wet Seal, Inc. (The) Class A	*†	4,497	27,027
Wilsons The Leather Experts, Inc.	*	2,979	5,481
			2,389,965
Automotive—1.4%
A.O. Smith Corporation		952	37,975
Aftermarket Technology Corporation	*	1,503	44,609
American Axle & Manufacturing Holdings, Inc.		2,814	83,351
America’s Car Mart, Inc.	*†	1,569	21,323
Amerigon, Inc.	*	2,108	37,923
ArvinMeritor, Inc.		3,702	82,184
Asbury Automotive Group, Inc.		2,072	51,696
BorgWarner, Inc.		3,406	293,052
Carmax, Inc.	*†	11,476	292,638
Clarcor, Inc.		2,844	106,451
Coachmen Industries, Inc.		2,275	21,976
Copart, Inc.	*	3,582	109,573
Exide Technologies, Inc.	*	3,957	36,800
Federal Signal Corporation		3,130	49,642
Force Protection, Inc.	*†	3,780	78,019
Group 1 Automotive, Inc.		1,068	43,083
Harsco Corporation		4,726	245,752
Keystone Automotive Industries, Inc.	*	1,143	47,286
Lear Corporation	*	3,801	135,354
Lithia Motors, Inc. Class A		863	21,868
LKQ Corporation	*	3,180	78,419
Monaco Coach Corporation		1,376	19,746
Navistar International Corporation	*	916	60,456
Oshkosh Truck Corporation		4,330	272,444
PEP Boys-Manny Moe & Jack		3,451	69,572
Proliance International, Inc.	*	2,240	6,944
Rush Enterprises, Inc. Class A	*	1,100	23,892
Sonic Automotive, Inc.		1,869	54,145
Spartan Motors, Inc.		1,650	28,083

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Standard Motor Products, Inc.	2,540	$38,176
Strattec Security Corporation *	124	5,828
Superior Industries International, Inc. †	2,013	43,803
Tenneco Automotive, Inc. *	2,430	85,147
Titan International, Inc. †	1,086	34,328
TRW Automotive Holdings Corporation *	2,400	88,392
United Auto Group, Inc.	2,086	44,411
Visteon Corporation *	8,265	66,946
Wabash National Corporation	2,596	37,979
Winnebago Industries, Inc. ††	1,714	50,597
		2,949,863
Banking—5.5%
1st Source Corporation	1,180	29,406
Advance America Cash Advance Centers, Inc.	3,290	58,365
Advanta Corporation Class A	2,170	61,650
Alabama National Bancorp	1,325	81,938
Alliance Bankshares Corporation *	745	9,871
Amcore Financial, Inc.	2,013	58,357
AmericanWest Bancorp	720	13,126
AmeriCredit Corporation *†	6,459	171,486
Ameris Bancorp	1,414	31,773
Anchor Bancorp Wisconsin, Inc.	1,412	36,980
Arrow Financial Corporation	476	10,477
Associated Banc Corporation	6,713	219,515
Asta Funding, Inc. †	650	24,979
Astoria Financial Corporation	4,831	120,968
BancFirst Corporation	642	27,490
Bancorpsouth, Inc.	4,522	110,608
BancTrust Financial Group, Inc. †	1,600	33,600
Bank Mutual Corporation	5,557	64,072
Bank of Hawaii Corporation	3,094	159,774
Bank of the Ozarks, Inc.	1,070	29,821
BankAtlantic Bancorp, Inc. Class A	3,411	29,369
Bankunited Financial Corporation Class A †	2,413	48,429
Banner Corporation	990	33,719
Blue River Bancshares, Inc.	2,545	13,705
BOK Financial Corporation	1,447	77,299
Boston Private Financial Holdings, Inc. †	2,447	65,751
Brookline Bancorp, Inc. †	3,836	44,152
Bryn Mawr Bank Corporation	1,548	35,573
Camden National Corporation	740	28,964
Capital Bank Corporation	1,283	21,580
Capital City Bank Group, Inc. †	738	23,129
Capitol Bancorp Ltd.	1,172	32,031
Capitol Federal Financial	1,516	55,971
Cardinal Financial Corporation	2,163	21,349
Cascade Bancorp †	2,003	46,349
Cascade Financial Corporation	1,063	16,827
Cathay General Bancorp †	2,844	95,388
Centennial Bank Holdings, Inc. *	4,150	35,150
Central Pacific Financial Corporation	1,889	62,356
CFS Bancorp, Inc.	1,873	27,196
Charter Financial Corporation	350	17,850
Chemical Financial Corporation †	1,637	42,349
Chittenden Corporation	2,922	102,124
Citizens Republic Bancorp Inc.	4,252	77,812
City Bank, Lynnwood, WA	1,647	51,897
City Holding Company	1,410	54,045
City National Corporation	2,200	167,398
CoBiz, Inc.	1,800	$32,616
Colonial BancGroup, Inc. (The)	8,761	218,762
Columbia Banking System, Inc.	1,330	38,902
Commerce Bancshares, Inc.	3,970	179,841
Community Bancorp *	1,010	28,260
Community Bank System, Inc.	1,892	37,878
Community Banks, Inc.	1,641	52,873
Community Trust Bancorp, Inc.	1,028	33,204
CompuCredit Corporation *†	1,518	53,160
Corus Bankshares, Inc. †	2,102	36,281
Cullen/Frost Bankers, Inc.	3,273	175,007
CVB Financial Corporation	4,084	45,414
Dime Community Bancshares	1,638	21,605
Downey Financial Corporation †	1,289	85,048
Eastern Virginia Bankshares, Inc.	701	15,422
East-West Bancorp, Inc. †	3,540	137,635
Euronet Worldwide, Inc. *	2,256	65,785
Farmers Capital Bank Corporation	1,113	32,199
Fidelity Southern Corporation	1,382	23,356
Financial Federal Corporation †	1,515	45,177
Financial Institutions, Inc.	750	15,142
First Bancorp North Carolina	1,473	27,589
First Bancorp Puerto Rico	3,926	43,147
First Charter Corporation	2,913	56,716
First Citizens BancShares, Inc. Class A	275	53,460
First Commonwealth Financial Corporation †	4,595	50,177
First Community Bancorp	1,714	98,058
First Financial Bancorp †	3,075	46,094
First Financial Bankshares, Inc.	1,566	60,776
First Financial Holdings, Inc.	990	32,383
First Financial Service Corporation	899	25,568
First Indiana Corporation	1,200	26,544
First Marblehead Corporation (The) †	3,414	131,917
First Merchants Corporation	1,625	39,049
First Midwest Bancorp, Inc.	3,492	124,001
First Niagara Financial Group, Inc.	5,990	78,469
First of Long Island Corporation (The)	986	20,647
First Republic Bank	1,821	97,715
FirstFed Financial Corporation *†	1,033	58,602
FirstMerit Corporation	4,085	85,499
Flagstar Bancorp, Inc.	2,770	33,378
Flushing Financial Corporation	1,450	23,287
FMS Financial Corporation	500	14,355
FNB Corporation †	4,487	75,112
Franklin Bank Corporation *†	1,930	28,757
Fremont General Corporation †	3,340	35,938
Frontier Financial Corporation †	2,974	67,004
Fulton Financial Corporation	11,491	165,700
Glacier Bancorp, Inc. †	3,454	70,289
Great Lakes Bancorp, Inc. *	791	10,449
Great Southern Bancorp, Inc.	470	12,713
Greater Bay Bancorp	2,834	78,899
Hallwood Group, Inc. *	100	7,844
Hancock Holding Company †	1,772	66,539
Hanmi Financial Corporation	2,860	48,792
Harleysville National Corporation	2,124	34,239
Harrington West Financial Group, Inc.	1,172	18,898
Heritage Commerce Corporation	1,180	27,942
Heritage Financial Corporation	972	23,236
Horizon Financial Corporation	625	13,619
Horizon Financial Services Corporation	450	3,771
Iberiabank Corporation	687	33,972

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Independent Bank Corporation (Massachusetts)	1,484	$43,837
Independent Bank Corporation (Michigan)	1,384	23,819
IndyMac Bancorp, Inc. †	3,694	107,754
Integra Bank Corporation	1,659	35,619
International Bancshares Corporation	3,273	83,854
Irwin Financial Corporation	1,296	19,401
Itla Capital Corporation	680	35,442
Kearny Financial Corporation †	1,000	13,480
KNBT Bancorp, Inc.	1,653	24,299
Lakeland Financial Corporation †	500	10,635
MAF Bancorp, Inc.	1,636	88,769
MainSource Financial Group, Inc.	1,732	29,080
MB Financial, Inc.	2,091	72,659
Medallion Financial Corporation	2,518	29,788
Merchants Bancshares, Inc.	572	13,156
Midsouth Bancorp, Inc.	501	11,949
Midwest Banc Holdings, Inc. †	1,420	20,590
MidWestOne Financial Group, Inc.	1,573	27,527
Mitcham Industries, Inc. *	1,100	20,999
Nara Bancorp, Inc.	2,060	32,816
NASB Financial, Inc.	529	17,801
National Penn Bancshares, Inc. †	3,476	57,980
NBT Bancorp, Inc.	2,320	52,339
Nelnet, Inc. Class A	1,351	33,018
New York Community Bancorp, Inc. †	15,431	262,636
NewAlliance Bancshares, Inc. †	5,770	84,934
Northern States Financial Corporation	773	18,544
Northwest Bancorp, Inc.	1,598	41,772
Ocwen Financial Corporation *†	3,062	40,816
Old National Bancorp †	3,796	63,052
Old Second Bancorp, Inc.	940	27,410
Omega Financial Corp.	1,100	29,579
Oriental Financial Group (Puerto Rico)	2,140	23,347
Pacific Capital Bancorp	2,664	71,875
Pacific Premier Bancorp, Inc. *	977	10,444
Park National Corporation †	624	52,909
Parkvale Financial Corporation	1,077	31,998
Partners Trust Financial Group, Inc.	3,310	34,755
Peapack Gladstone Financial Corporation	390	10,557
Peoples Bancorp, Inc.	1,235	33,431
Peoples Financial Corporation	884	22,542
Peoples United Financial, Inc. †	6,938	123,011
PFF Bancorp, Inc.	1,563	43,655
Popular, Inc. (Puerto Rico) †	14,776	237,450
Premier Community Bankshares, Inc.	934	30,504
PrivateBancorp, Inc. †	1,270	36,576
Prosperity Bancshares, Inc. †	3,020	98,935
Provident Bankshares Corporation	1,869	61,266
Provident Financial Services, Inc. †	3,604	56,799
Provident New York Bancorp	3,488	47,123
Renasant Corporation	1,215	27,629
Republic Bancorp, Inc. Class A	1,024	16,988
Riverview Bancorp, Inc.	2,602	35,699
Royal Bancshares of Pennsylvania Class A	882	17,384
S&T Bancorp, Inc.	1,478	48,626
S.Y. Bancorp, Inc. †	1,060	25,186
Sandy Spring Bancorp, Inc.	1,234	38,797
Santander Bancorp (Puerto Rico)	511	7,593
Security Bank Corporation	2,170	43,617
Shore Bancshares, Inc. †	828	$21,362
Signature Bank of New York *	1,670	56,947
Simmons First National Corporation Class A	911	25,134
Sky Financial Group, Inc.	6,759	188,306
South Financial Group, Inc. (The)	3,909	88,500
SouthFirst Bancshares, Inc.	400	4,900
Southwest Bancorp, Inc.	1,320	31,733
State Bancorp, Inc.	988	16,470
Sterling Bancorp, NY	1,691	27,107
Sterling Bancshares, Inc.	5,677	64,207
Sterling Financial Corporation (Pennsylvania)	1,558	16,390
Sterling Financial Corporation (Washington) †	2,928	84,736
Student Loan Corporation	247	50,363
Suffolk Bancorp	1,100	35,112
Susquehanna Bancshares, Inc. †	2,892	64,694
SVB Financial Group *†	2,178	115,674
TCF Financial Corporation	6,764	188,039
Texas Capital Bancshares, Inc. *	1,870	41,794
Tompkins Financial Corp.	665	24,871
Trustco Bank Corporation †	4,645	45,893
Trustmark Corporation	3,786	97,906
UCBH Holdings, Inc.	5,352	97,781
UMB Financial Corporation	1,918	70,717
Umpqua Holdings Corporation	3,511	82,544
Union Bankshares Corporation	1,185	27,492
UnionBanCal Corporation	2,988	178,384
United Bankshares, Inc.	2,205	70,119
United Community Banks, Inc. †	2,710	70,162
United Western Bancorp, Inc.	974	24,593
Valley National Bancorp †	7,667	172,431
W Holding Company, Inc. (Puerto Rico) †	6,219	16,418
Washington Federal, Inc.	5,612	136,428
Washington Trust Bancorp, Inc.	960	24,202
Webster Financial Corporation	3,163	134,965
Wesbanco, Inc.	1,500	44,250
West Coast Bancorp	1,290	39,203
Westamerica Bancorporation †	1,709	75,606
Western Alliance Bancorp *	1,000	29,850
Westfield Financial, Inc.	4,068	40,558
Whitney Holding Corporation	3,916	117,872
Willow Financial Bancorp, Inc.	1,237	16,081
Wilmington Trust Corporation	4,114	170,772
Wintrust Financial Corporation	1,718	75,334
World Acceptance Corporation *	1,219	52,088
WSFS Financial Corporation	610	39,912
		11,968,679
Beverages, Food & Tobacco—1.6%
Alliance One International, Inc. *	6,420	64,521
American Italian Pasta Company Class A *†	2,837	27,235
Boston Beer Co., Inc. Class A *	1,180	46,433
Bridgford Foods Corporation *	560	4,155
Bunge Ltd. †	6,650	561,925
Central European Distribution Corporation *†	1,597	55,288
Chiquita Brands International, Inc. †	1,890	35,834
Coca-Cola Bottling Company Consolidated	437	21,981
Corn Products International, Inc.	4,426	201,162
Del Monte Foods Company	11,215	136,374
Farmer Brothers Company	930	21,046
Flowers Foods, Inc.	3,430	114,425

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Fresh Del Monte Produce, Inc. (Cayman Islands)		2,097	$52,530
Green Mountain Coffee Roasters, Inc.	*	500	39,370
Hain Celestial Group, Inc.	*	2,166	58,785
Hansen Natural Corporation	*	3,680	158,166
Hormel Foods Corporation		4,076	152,239
Inventure Group, Inc. (The)	*	683	2,158
JM Smucker Company (The)		3,155	200,847
John B. Sanfilippo & SON	*	370	4,070
Lancaster Colony Corporation		1,510	63,254
Lance, Inc.		2,511	59,159
Loews Corporation— Carolina Group		5,911	456,743
M&F Worldwide Corporation	*†	781	51,999
Matrixx Initiatives, Inc.	*†	1,810	37,883
Nash Finch Company	†	1,190	58,905
Peet’s Coffee & Tea, Inc.	*	1,297	31,945
PepsiAmericas, Inc.		3,812	93,623
Performance Food Group Company	*	1,907	61,958
Ralcorp Holdings, Inc.	*	1,618	86,482
Reliv International, Inc.		1,110	11,655
Sanderson Farms, Inc.	†	860	38,717
Smithfield Foods, Inc.	*	6,933	213,467
Spartan Stores, Inc.		1,780	58,580
Tootsie Roll Industries, Inc.		1,714	47,495
Topps Company, Inc. (The)		2,256	23,711
TreeHouse Foods, Inc.	*	2,074	55,189
United Natural Foods, Inc.	*†	2,024	53,798
Universal Corporation		1,379	84,009
Vector Group Ltd.	†	2,276	51,278
			3,598,394
Building Materials—0.9%
Amcol International Corporation		1,767	48,257
Anixter International, Inc.	*†	1,724	129,662
Beacon Roofing Supply, Inc.	*†	2,640	44,854
Building Material Holding Corporation	†	1,800	25,542
Cabot Microelectronics Corporation	*†	1,450	51,460
Carbo Ceramics, Inc.	†	1,203	52,703
Carlisle Companies, Inc.		3,354	155,995
Drew Industries, Inc.	*	1,570	52,030
Eagle Materials, Inc.		2,611	128,070
Florida Rock Industries, Inc.	†	2,988	201,690
Interline Brands, Inc.	*	2,320	60,506
Jewett-Cameron Trading Ltd. (Canada)	*	1,575	13,214
Martin Marietta Materials, Inc.		2,567	415,905
Numerex Corporation Class A	*	1,800	20,520
Owens Corning, Inc.	*†	4,630	155,707
Rock of Ages Corporation	*	1,387	6,935
US Concrete, Inc.	*	4,770	41,451
US Home Systems, Inc.	*†	1,292	12,855
USG Corporation	*†	4,420	216,757
Wesco International, Inc.	*	2,870	173,491
			2,007,604
Chemicals—2.3%
A. Schulman, Inc.		1,444	35,133
Aceto Corporation		1,070	9,919
AEP Industries, Inc.	*	373	16,789
Airgas, Inc.		3,575	171,242
Albemarle Corporation		4,288	165,217
Arch Chemicals, Inc.		1,211	$42,555
Balchem Corporation Class B		1,080	19,624
Cabot Corporation		3,324	158,488
Calgon Carbon Corporation	*†	4,550	52,780
Celanese Corporation Class A		7,460	289,299
CF Industries Holdings, Inc.	†	3,230	193,445
Chemtura Corporation		13,115	145,708
Church & Dwight, Inc.		3,821	185,166
Compass Minerals International, Inc.		2,020	70,013
Cooper Tire & Rubber Company		3,187	88,025
Cytec Industries, Inc.		2,425	154,642
Empire Financial Holding Company	*	1,550	2,247
FMC Corporation		1,938	173,238
Georgia Gulf Corporation	†	1,719	31,131
HB Fuller Company		3,410	101,925
Huntsman Corporation		5,278	128,308
Landec Corporation	*	3,037	40,696
LSB Industries, Inc.	*†	1,412	30,189
Lubrizol Corporation		4,110	265,300
Lyondell Chemical Company		12,361	458,840
Minerals Technologies, Inc.		1,108	74,181
Mosaic Company (The)	*	8,570	334,401
Myers Industries, Inc.		1,717	37,963
Nalco Holding Co.		6,638	182,213
NewMarket Corporation		690	33,375
NL Industries, Inc.		412	4,128
NuCo2, Inc.	*	761	19,535
Olin Corporation		4,587	96,327
OM Group, Inc.	*	1,477	78,163
Omnova Solutions, Inc.	*	3,769	22,802
Penford Corporation		786	21,450
Pharmos Corporation	*	1,375	1,966
PolyOne Corporation	*	4,683	33,671
Rockwood Holdings, Inc.		2,500	91,375
Scotts Miracle-Gro Company (The) Class A	†	2,994	128,562
Sensient Technologies Corporation		2,948	74,850
Spartech Corporation		2,131	56,578
SurModics, Inc.	*†	1,185	59,250
Trex Company, Inc.	*†	732	14,369
Tronox, Inc. Class A		2,250	32,355
Tupperware Corporation		3,940	113,236
UAP Holding Corporation	†	2,160	65,102
Unifi, Inc.	*	9,669	25,333
USEC, Inc.	*	5,447	119,725
Valhi, Inc.		741	12,078
W.R. Grace & Company	*†	3,690	90,368
Wellman, Inc.		9,169	27,874
West Pharmaceutical Services, Inc.		1,706	80,438
Westlake Chemical Corp.		800	22,496
			4,984,083
Coal—0.4%
Alliance Resource Partners, LP		1,280	53,632
Alpha Natural Resources, Inc.	*	3,220	66,944
Arch Coal, Inc.		8,196	285,221
Evergreen Energy, Inc.	*†	4,470	26,954
Foundation Coal Holdings, Inc.		2,690	109,322
International Coal Group, Inc.	*	7,310	43,714
James River Coal Company	*†	1,950	25,272
Massey Energy Company		4,323	115,208
Natural Resource Partners, LP	†	2,000	76,080
Penn Virginia Resource Partners, LP		1,440	44,784
Westmoreland Coal Company	*	600	16,410
			863,541

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Commercial Services—5.9%
Aaron Rents, Inc.	†	2,599	$75,891
ABM Industries, Inc.		2,991	77,198
Accenture Ltd. Class A (Bermuda)		33,070	1,418,372
ACCO Brands Corporation	*	3,258	75,097
Administaff, Inc.		1,663	55,694
Advisory Board Company (The)	*	1,300	72,228
Aecom Technology Corp.		2,260	56,071
Aircastle Ltd. (Bermuda)		1,550	61,705
Akamai Technologies, Inc.	*†	8,775	426,816
Amerco, Inc.	*†	547	41,298
American Reprographics Company	*†	1,600	49,264
AmeriGas Partners, LP		2,300	83,145
AMN Healthcare Services, Inc.	*	2,247	49,434
Angelica Corporation		1,241	26,160
APAC Customer Services, Inc.	*	1,972	4,792
Asset Acceptance Capital Corporation	*	728	12,886
Avis Budget Group, Inc.	*	5,473	155,597
Barrett Business Services, Inc.		1,740	44,944
BearingPoint, Inc.	*†	10,066	73,582
Bowne & Company, Inc.		1,575	30,728
Brink’s Company (The)		2,529	156,520
Casella Waste Systems, Inc. Class A	*	2,380	25,656
CDI Corporation		711	22,894
Cenveo, Inc.	*	2,792	64,746
Chemed Corporation		1,472	97,579
Clean Harbors, Inc.	*	1,010	49,914
Coinmach Service Corporation Class A		1,800	23,814
Coinstar, Inc.	*	1,725	54,303
Comfort Systems USA, Inc.		2,180	30,912
Consolidated Graphics, Inc.	*	777	53,831
Cornell Companies, Inc.	*	1,730	42,489
Corporate Executive Board Company		2,184	141,763
Courier Corporation		816	32,640
CRA International, Inc.	*	836	40,295
Daktronics, Inc.	†	2,300	49,404
Diamond Management & Technology Consultants, Inc.		1,432	18,902
Dollar Thrifty Automotive Group, Inc.	*	1,428	58,320
Dun & Bradstreet Company		3,350	344,983
EGL, Inc.	*	1,862	86,546
Edgewater Technology, Inc.	*	1,533	12,080
eFunds Corporation	*	2,250	79,402
Emcor Group, Inc.	*	2,004	146,092
Ennis Business Forms, Inc.		2,217	52,144
EPIQ Systems, Inc.	*†	2,722	43,988
Equifax, Inc.		1	44
eResearch Technology, Inc.	*†	2,056	19,553
Exponent, Inc.	*	1,790	40,042
FIrst Advantage Corporation Class A	*	630	14,496
First Aviation Services, Inc.	*	1,818	4,890
First Consulting Group, Inc.	*	3,067	29,136
Forrester Research, Inc.	*	963	27,089
FTI Consulting, Inc.	*†	2,345	89,180
Furmanite Corporation		4,100	31,734
G&K Services, Inc. Class A		1,008	39,826
Gevity HR, Inc.		1,764	34,098
Greenfield Online, Inc.	*	955	15,194
H&E Equipment Services, Inc.	*	1,490	41,333
Harris Interactive, Inc.	*	6,590	$35,256
Healthcare Services Group, Inc.		1,991	58,734
Heidrick & Struggles International, Inc.	*	866	44,374
Hewitt Associates, Inc. Class A	*	5,902	188,864
Hudson Highland Group, Inc.	*	1,880	40,213
I-many, Inc.	*	952	2,618
Inergy, LP		2,474	89,559
Infrasource Services, Inc.	*	1,834	68,041
Internet Capital Group, Inc.	*	1,769	21,936
inVentiv Health, Inc.	*	2,050	75,050
Ipass, Inc.	*†	2,180	11,816
Iron Mountain, Inc.	*	9,540	249,280
Jackson Hewitt Tax Service, Inc.		1,730	48,630
Jacobs Engineering Group, Inc.	*	6,698	385,202
KBR, Inc.		8,900	233,447
Kelly Services, Inc. Class A		1,173	32,211
Kforce.com, Inc.	*	3,398	54,300
Korn Ferry International	*	2,475	64,993
Labor Ready, Inc.	*	3,035	70,139
Landauer, Inc.		599	29,501
Lazare Kaplan International	*	1,140	9,029
LECG Corporation	*	2,344	35,418
Lionbridge Technologies, Inc.	*	2,495	14,696
LoJack Corporation	*	1,880	41,905
Magellan Health Services, Inc.	*	2,460	114,316
Management Network Group, Inc.	*	1,600	3,648
Manpower, Inc.		4,804	443,121
MasterCard, Inc. Class A	†	3,566	591,492
Maximus, Inc.		1,052	45,636
Medical Staffing Network Holdings, Inc.	*	1,686	9,189
Metal Management, Inc.		1,620	71,393
Midas, Inc.	*	1,278	28,972
MoneyGram International, Inc.		4,671	130,554
Monro Muffler, Inc.		1,090	40,820
MPS Group, Inc.	*	5,227	69,885
MTC Technologies, Inc.	*	620	15,227
National Research Corporation		1,250	31,462
Navigant Consulting, Inc.	*†	3,254	60,394
Omnicell, Inc.	*	1,584	32,916
On Assignment, Inc.	*	3,093	33,157
Online Resources Corporation	*	2,780	30,524
Opsware, Inc.	*†	5,790	55,063
Overland Storage, Inc.	*	1,282	3,333
PDI, Inc.	*	703	7,213
Pegasystems, Inc.		2,142	23,412
Perma-Fix Environmental Services	*	5,502	16,891
Pfsweb, Inc.	*	5,683	4,774
PHH Corporation	*	3,080	96,127
Portfolio Recovery Associates, Inc.	*†	884	53,058
Possis Medical, Inc.	*	1,278	13,905
PRA International	*	1,380	34,914
Pre-Paid Legal Services, Inc.	*†	780	50,162
Presstek, Inc.	*†	2,015	16,100
Quanta Services, Inc.	*†	5,753	176,445
RCM Technologies, Inc.	*	1,593	12,409
Regis Corporation	†	2,708	103,581
Rent-A-Center, Inc.	*†	4,059	106,468
Republic Services, Inc.		8,700	266,568
Resources Connection, Inc.	*	2,702	89,652
Rewards Network, Inc.	*	3,328	13,545
Rollins, Inc.		2,542	57,881
SAIC, Inc.	*	5,725	103,451
Service Corporation International		16,383	209,375
ServiceMaster Company (The)		16,377	253,188
Shaw Group, Inc. (The)	*	4,322	200,065

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sotheby’s Holdings, Inc. Class A		3,833	$176,395
Spherion Corporation	*	2,689	25,250
Standard Register Company (The)		1,650	18,810
StarTek, Inc.		1,875	20,231
Steiner Leisure Ltd. (Bahama Islands)	*	990	48,629
Stericycle, Inc.	*	4,938	219,543
Suburban Propane Partners, LP		1,820	87,123
SupportSoft, Inc.	*	4,962	27,093
Tejon Ranch Company	*†	763	33,725
TeleTech Holdings, Inc.	*†	2,499	81,168
Tetra Tech, Inc.	*	3,204	69,046
Travelcenters of America LLC	*	964	38,994
TRC Companies, Inc.	*	998	14,800
TRM Corporation	*	780	1,139
United Rentals, Inc.	*	4,004	130,290
Universal Compression Holdings, Inc.	*	1,783	129,214
URS Corporation	*	3,112	151,088
Valassis Communications, Inc.	*	2,737	47,049
Varsity Group, Inc.	*	2,748	2,473
Verenium Corp.	†	1,790	9,075
Vertrue, Inc.	*	749	36,536
Viad Corporation		1,307	55,116
VistaPrint Ltd. (Bermuda)	*†	2,380	91,035
Volt Information Sciences, Inc.	*†	1,251	23,068
Washington Group International, Inc.	*	1,720	137,617
Waste Connections, Inc.	*	4,555	137,743
Waste Industries USA, Inc.		1,297	44,280
Watson Wyatt Worldwide Inc.		2,570	129,734
Weight Watchers International, Inc.		2,447	124,405
Westaff, Inc.	*	942	4,088
Wind River Systems, Inc.	*	4,106	45,166
World Fuel Services Corporation		1,832	77,054
Wright Express Corporation	*	2,520	86,360
			12,955,569
Communications—2.0%
Ace*Comm Corporation	*	3,033	2,942
ADC Telecommunications, Inc.	*	6,490	118,962
AltiGen Communications, Inc.	*	4,110	6,823
American Tower Corporation Class A	*	23,495	986,790
Anadigics, Inc.	*†	3,457	47,672
Andrew Corporation	*†	8,267	119,375
Applied Signal Technology, Inc.		858	13,393
Arris Group, Inc.	*	5,807	102,145
Avici Systems, Inc.	*	3,392	25,440
Blonder Tongue Laboratories	*	2,285	3,679
CalAmp Corporation	*	1,650	6,814
Carrier Access Corporation	*	5,178	24,285
C-COR.net Corporation	*†	4,848	68,163
Centillium Communications, Inc.	*	1,589	3,321
Checkpoint Systems, Inc.	*	2,042	51,560
Comtech Telecommunications	*†	1,350	62,667
Crown Castle International Corporation	*	13,095	474,956
CT Communications, Inc.		1,105	33,714
Cubic Corporation		1,262	38,087
Ditech Networks, Inc.	*	3,980	32,596
EndWave Corporation	*	912	10,424
Entertainment Distribution Company, Inc.		5,333	10,613
Foundry Networks, Inc.	*	6,611	110,139
Harmonic, Inc.	*	5,690	50,470
Harris Corporation		7,450	$406,397
Hungarian Telephone & Cable Corporation	*	712	14,247
ID Systems, Inc.	*†	1,146	14,749
Integrated Telecom Express, Inc.	‡d	1,103	—
InterDigital Communications Corporation	*†	3,103	99,824
Inter-Tel, Inc.		1,334	31,923
InterVoice, Inc.	*	4,035	33,612
Intraware, Inc.	*	783	3,727
Loral Space & Communications Ltd. (Bermuda)	*	660	32,525
Mindspeed Technologies, Inc.	*	4,010	8,862
NMS Communications Corporation	*	3,530	6,072
On2 Technologies, Inc.	*†	4,620	13,860
Openwave Systems, Inc.	*	4,311	26,987
Plantronics, Inc.		2,366	62,037
Polycom, Inc.	*	4,658	156,509
Powerwave Technologies, Inc.	*†	5,514	36,944
Premiere Global Services, Inc.	*	3,644	47,445
Radyne Corporation	*	1,100	11,737
SBA Communications Corporation	*	4,940	165,935
SeaChange International, Inc.	*	3,359	26,066
Sirius Satellite Radio, Inc.	*†	68,489	206,837
Sonus Networks, Inc.	*	12,770	108,800
Standard Microsystems Corporation	*	1,446	49,656
Symmetricom, Inc.	*	2,040	17,136
Syntax-Brillian Corporation	*†	4,531	22,293
Tekelec	*	3,640	52,489
TeleCorp PCS, Inc.	‡d	5,508	—
Terremark Worldwide, Inc.	*	3,200	20,640
Tollgrade Communications, Inc.	*	601	6,341
Universal Security Instruments, Inc.	*	266	8,344
Utstarcom, Inc.	*†	4,666	26,176
Verso Technologies, Inc.	*	1,619	1,343
Viasat, Inc.	*	1,800	57,780
Westell Technologies, Inc. Class A	*	3,671	9,581
XM Satellite Radio Holdings, Inc. Class A	*	16,871	198,572
Zhone Technologies, Inc.	*	3,916	5,619
Zix Corporation	*†	1,016	1,880
Zoom Telephonics, Inc.	*	2,712	3,417
			4,401,392
Computer Software & Processing—4.8%
3D Systems Corporation	*†	1,159	28,824
Acacia Research—Acacia Technologies	*	1,430	23,109
ActivIdentity Corporation	*	5,830	26,818
Activision, Inc.	*	14,911	278,388
Actuate Corporation	*	6,674	45,316
Acxiom Corporation		3,561	94,188
Advent Software, Inc.	*†	951	30,955
Agile Software Corporation	*	2,087	16,821
Alliance Data Systems Corporation	*	3,636	280,990
American Software, Inc. Class A		1,950	20,085
AMICAS, Inc.	*	2,496	8,836
answerthink, Inc.	*	2,851	10,321
Ansys, Inc.	*	4,156	110,134
Applied Digital Solutions, Inc.	*	4,675	6,405
Applix, Inc.	*	4,341	71,409
Arbitron, Inc.		1,628	83,891
Ariba, Inc.	*	4,717	46,745

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Art Technology Group, Inc.	*	8,335	$22,171
Aspen Technology, Inc.	*	2,980	41,720
Audible, Inc.	*	3,113	31,379
Authorize.Net Holdings, Inc.		2,538	45,405
Autobytel, Inc.	*	4,755	20,209
Avocent Corporation	*	2,877	83,462
BEA Systems, Inc.	*	20,912	286,285
Bankrate, Inc.	*†	1,084	51,945
Blackbaud, Inc.		2,265	50,011
Blackboard, Inc.	*†	1,613	67,940
Blue Coat Systems, Inc.	*†	1,067	52,838
Borland Software Corporation	*†	6,776	40,249
Bottomline Technologies, Inc.	*	1,490	18,401
Brady Corporation Class A		2,824	104,883
CMGI, Inc.	*	15,258	29,753
CNET Networks, Inc.	*†	8,481	69,459
CSG Systems International, Inc.	*	2,623	69,536
CACI International, Inc. Class A	*	1,719	83,973
Cadence Design Systems, Inc.	*	15,676	344,245
Callidus Software, Inc.	*	2,703	21,894
Captaris, Inc.	*	3,554	18,196
Ceridian Corporation	*	8,117	284,095
Cerner Corporation	*†	3,437	190,650
Checkfree Corporation	*†	4,227	169,925
Choicepoint, Inc.	*	4,713	200,067
Chordiant Software, Inc.	*	1,859	29,112
Ciber, Inc.	*	2,445	20,000
Clinical Data, Inc.	*†	1,332	28,185
Cogent Communications Group, Inc.	*†	2,649	79,126
Cogent, Inc.	*†	1,940	28,499
Cognex Corporation		2,024	45,560
Concur Technologies, Inc.	*†	2,083	47,597
CoStar Group, Inc.	*†	1,140	60,283
Covansys Corporation	*	1,478	50,149
Cybersource Corporation	*	2,791	33,659
DST Systems, Inc.	*†	2,948	233,511
Deluxe Corporation	†	3,350	136,043
Digital River, Inc.	*	2,337	105,749
Earthlink, Inc.	*	5,814	43,431
ebix.com, Inc.	*	1,755	70,551
Echelon Corporation	*†	1,770	27,665
Eclipsys Corporation	*	2,677	53,005
eCollege.com, Inc.	*	1,815	40,384
Electro Rent Corporation	*	951	13,828
Electronics for Imaging	*	2,859	80,681
Entrust Technologies, Inc.	*	7,470	30,328
Epicor Software Corporation	*	3,383	50,305
ePresence, Inc.	‡d	1,173	—
eSpeed, Inc. Class A	*	3,650	31,536
Evolving Systems, Inc.	*	1,054	2,382
F5 Networks, Inc.	*	2,302	185,541
Factset Research Systems, Inc.		2,521	172,310
Fair Isaac Corporation		3,219	129,146
FalconStor Software, Inc.	*	1,374	14,496
Gartner Group, Inc. Class A	*	4,089	100,549
Gerber Scientific, Inc.	*	3,478	40,414
HLTH Corporation		9,020	126,370
Hypercom Corporation	*	4,002	23,652
iGate Capital Corporation	*	2,997	24,036
IHS, Inc. Class A	*	2,000	92,000
Imergent, Inc.	†	1,043	25,512
Infocrossing, Inc.	*	2,480	45,806
Informatica Corporation	*	4,842	71,516
Inforte Corporation	*	1,897	7,910
Infospace, Inc.	*	1,323	30,707
InfoUSA, Inc.		2,708	$27,676
Innovative Solutions & Support, Inc.	*	1,200	27,864
Integral Systems, Inc.		1,471	35,760
Interactive Data Corporation		2,351	62,960
Interactive Intelligence, Inc.	*	950	19,570
Internap Network Services Corporation	*†	2,407	34,709
Intersections, Inc.	*	1,900	19,000
Interwoven, Inc.	*	1,909	26,802
JDA Software Group, Inc.	*	1,257	24,675
Jack Henry & Associates, Inc.		4,391	113,068
Keynote Systems, Inc.	*	1,400	22,960
Knot, Inc. (The)	*†	1,493	30,144
Lawson Software, Inc.	*†	8,950	88,515
LivePerson, Inc.	*	3,334	17,837
Looksmart	*	4,010	15,639
Magma Design Automation, Inc.	*	3,929	55,163
Manhattan Associates, Inc.	*	1,346	37,567
Mantech International Corporation Class A	*	1,168	36,009
McAfee, Inc.	*	8,336	293,427
Mediware Information Systems	*	1,089	7,841
Mentor Graphics Corporation	*	4,245	55,907
MicroStrategy, Inc. Class A	*	544	51,403
MIVA, Inc.	*	6,581	42,776
Move, Inc.	*	7,363	32,986
Napster, Inc.	*	6,796	23,106
National Instruments Corporation		2,955	96,244
Navisite, Inc.	*	3,725	28,310
NAVTEQ Corporation	*†	4,860	205,772
Neoware, Inc.	*	2,220	30,059
NetFlix, Inc.	*†	3,659	70,948
Netscout Systems, Inc.	*	1,250	10,837
NIC, Inc.		2,450	16,758
NVE Corporation	*†	771	27,139
Packeteer, Inc.	*	1,900	14,839
Parametric Technology Corporation	*	5,713	123,458
PDF Solutions, Inc.	*	974	11,522
Perficient, Inc.	*	2,090	43,263
Perot Systems Corporation Class A	*	4,359	74,277
Phoenix Technologies Ltd.	*	4,238	35,726
Plato Learning, Inc.	*	1,826	8,400
Progress Software Corporation	*	2,503	79,570
QAD, Inc.		1,363	11,313
Quality Systems, Inc.	†	1,208	45,868
Quest Software, Inc.	*†	2,548	41,252
Radiant Systems, Inc.	*	2,709	35,867
Radisys Corporation	*	961	11,916
RealNetworks, Inc.	*	5,844	47,745
Red Hat, Inc.	*†	10,392	231,534
Renaissance Learning, Inc.	†	1,354	17,805
S1 Corporation	*	2,637	21,070
Saba Software, Inc.	*	1,576	8,085
Salesforce.com, Inc.	*†	5,220	223,729
Sapient Corporation	*	4,601	35,566
Scientific Learning Corporation	*	3,146	21,235
Secure Computing Corporation	*†	3,114	23,635
Sonic Foundry, Inc.	*	6,100	13,481
SonicWall, Inc.	*	4,632	39,789
Source Interlink Companies, Inc.	*	1,650	8,217
SPSS, Inc.	*	1,231	54,336
SRA International, Inc. Class A	*	2,136	53,955
Stratasys, Inc.	*†	981	46,087
SumTotal Systems, Inc.	*	1,899	14,907
Sybase, Inc.	*	5,446	130,105

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sykes Enterprises, Inc.	*	1,424	$27,042
SYNNEX Corporation	*	1,034	21,311
Synopsys, Inc.	*	7,942	209,907
Synplicity, Inc.	*	1,050	7,350
Syntel, Inc.		1,414	42,971
Take-Two Interactive Software, Inc.	*†	4,344	86,750
THQ, Inc.	*†	3,559	108,621
3Com Corporation	*	21,442	88,555
TIBCO Software, Inc.	*	10,477	94,817
Total System Services, Inc.		2,202	64,981
Tradestation Group, Inc.	*	3,191	37,175
Transaction Systems Architects, Inc. Class A	*	1,859	62,574
Trizetto Group, Inc.	*†	2,710	52,466
Tumbleweed Communications Corporation	*	2,952	7,528
Ultimate Software Group, Inc.	*	2,043	59,104
United Online, Inc.		4,189	69,077
Vasco Data Security International, Inc.	*	1,245	28,336
Verint Systems, Inc.	*	652	20,408
Versant Corporation	*	330	7,960
Vignette Corporation	*	2,329	44,624
Wave Systems Corporation Class A	*†	1,004	2,088
WebMD Health Corporation Class A	*	510	24,006
Websense, Inc.	*	2,638	56,057
XETA Technologies, Inc.	*	1,947	6,211
			10,461,362
Computers & Information—1.7%
Access Plans USA, Inc.	*	3,538	6,368
Authentidate Holding Corporation	*	1,023	1,565
Black Box Corporation		866	35,835
Brocade Communications Systems, Inc.		21,693	169,639
CDW Corporation		3,533	300,199
Ciprico, Inc.	*	1,658	13,446
Cirrus Logic, Inc.	*	5,397	44,795
Concurrent Computer Corporation	*	7,592	13,590
Cray, Inc.	*	2,314	17,656
Dataram Corporation		1,175	4,900
Datawatch Corporation	*	3,500	19,075
Diebold, Inc.		3,530	184,266
Digi International, Inc.	*	2,517	37,101
Dot Hill Systems Corporation	*	3,866	13,918
Emulex Corporation	*	4,279	93,453
Extreme Networks, Inc.	*	4,492	18,193
Focus Enhancements, Inc.	*	5,319	5,479
Global Payment Technologies, Inc.	*	1,270	813
Ikon Office Solutions, Inc.		5,770	90,070
InFocus Corporation	*	1,636	3,648
Ingram Micro, Inc. Class A	*	7,761	168,491
Insight Enterprises, Inc.	*	2,944	66,446
Iomega Corporation	*	7,475	34,759
Iteris, Inc.	*	4,264	10,106
Komag, Inc.	*	1,680	53,575
Merge Technologies, Inc.	*	4,320	28,210
Micros Systems, Inc.	*	2,146	116,742
Navarre Corporation	*†	6,720	26,208
Netgear, Inc.	*	2,027	73,479
Network Engines, Inc.	*	1,330	2,447
Nuance Communications, Inc.	*†	7,693	$128,704
Palm, Inc.	*†	5,814	93,082
Performance Technologies, Inc.	*	794	3,589
Planar Systems, Inc.	*	1,786	13,377
ProQuest Company	*	1,673	15,960
Quantum Corporation	*	10,382	32,911
Rackable Systems, Inc.	*	1,470	18,169
Safeguard Scientifics, Inc.	*	10,874	30,556
ScanSource, Inc.	*	1,126	36,021
Scientific Games Corporation Class A	*†	4,168	145,672
SCM Microsystems, Inc.	*	1,494	4,482
Seagate Technology (Cayman Islands)		31,292	681,227
Sigma Designs, Inc.	*	1,590	41,483
SourceForge, Inc.		6,619	27,932
STEC, Inc.	*†	578	3,717
Tech Data Corporation	*	2,708	104,150
TransAct Technologies, Inc.	*	889	5,325
VeriFone Holdings, Inc.	*†	3,620	127,605
Wayside Technology Group, Inc.		1,787	28,735
Web.com, Inc.	*	706	4,455
Western Digital Corporation	*	12,675	245,261
Zebra Technologies Corporation Class A	*	4,169	161,507
			3,608,392
Containers & Packaging—0.4%
Crown Holdings, Inc.	*	9,065	226,353
Greif, Inc. Class A		1,652	98,476
Libbey, Inc.		2,250	48,532
Owens-IIlinois, Inc.	*	7,935	277,725
Silgan Holdings, Inc.		1,454	80,377
Sonoco Products Company		5,544	237,339
			968,802
Cosmetics & Personal Care—0.1%
Alberto-Culver Company		5,070	120,260
Chattem, Inc.	*†	873	55,331
Elizabeth Arden, Inc.	*	1,677	40,684
Quaker Chemical Corporation		1,303	30,751
Stepan Company		1,197	36,245
			283,271
Education—0.5%
Ambassadors Group, Inc.		1,380	49,031
Ambassadors International, Inc.	†	524	17,428
Career Education Corporation	*	5,308	179,251
Corinthian Colleges, Inc.	*	4,426	72,100
DeVry, Inc.		3,690	125,534
INVESTools, Inc.	*	2,950	29,382
ITT Educational Services, Inc.	*	2,330	273,495
Laureate Education, Inc.	*	2,606	160,686
Learning Tree International, Inc.	*	766	10,035
Princeton Review, Inc.	*	2,409	11,515
Strayer Education, Inc.	†	851	112,085
Universal Technical Institute, Inc.	*	1,609	40,853
			1,081,395
Electric Utilities—2.6%
Allete, Inc.	†	1,430	67,281
Alliant Energy Corporation		6,231	242,074
Aquila, Inc.	*	18,185	74,377
Avista Corporation		2,579	55,577
Black Hills Corporation		2,074	82,441
Central Vermont Public Service Corporation	†	541	20,385

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
CH Energy Group, Inc.		1,074	$48,298
Cleco Corporation		3,570	87,465
DPL, Inc.	†	6,317	179,024
EL Paso Electric Company	*	2,458	60,368
Empire District Electric Company (The)	†	2,088	46,709
Energy East Corporation		7,469	194,866
Great Plains Energy, Inc.		3,878	112,927
Hawaiian Electric Industries, Inc.		4,586	108,642
Idacorp, Inc.		1,965	62,959
ITC Holdings Corp.		2,260	91,824
MGE Energy, Inc.		1,510	49,332
Mirant Corporation	*	14,458	616,634
Northeast Utilities		8,291	235,133
NorthWestern Corporation		1,830	58,212
NRG Energy, Inc.	*	13,684	568,844
NSTAR		5,916	191,974
OGE Energy Corporation		5,385	197,360
Otter Tail Corporation		1,726	55,353
Pepco Holdings, Inc.		10,117	285,299
Plug Power, Inc.	*†	8,935	28,056
PNM Resources, Inc.		3,749	104,185
Portland General Electric Company		1,400	38,416
Puget Energy, Inc.		6,389	154,486
Reliant Energy, Inc.	*	19,054	513,505
SCANA Corporation		5,592	214,118
Sierra Pacific Resources	*	12,705	223,100
UIL Holdings Corporation		1,516	50,180
Unisource Energy Corporation		2,031	66,800
Unitil Corporation		1,000	27,200
Westar Energy, Inc.		4,853	117,831
Wisconsin Energy Corporation		6,675	295,235
			5,626,470
Electrical Equipment—1.2%
Active Power, Inc.	*	3,953	7,036
Acuity Brands, Inc.		2,413	145,456
Aeroflex, Inc.	*	4,661	66,046
Ametek, Inc.		5,999	238,040
AZZ, Inc.	*	2,064	69,454
Baldor Electric Company		1,888	93,041
C&D Technologies, Inc.	†	5,424	30,374
Capstone Turbine Corporation	*†	7,050	7,614
Distributed Energy Systems Corporation	*	3,757	4,884
Electro Scientific Industries, Inc.	*	1,422	29,578
Energizer Holdings, Inc.	*	3,134	312,146
Energy Conversion Devices, Inc.	*†	2,392	73,721
Evans & Sutherland Computer Corporation	*	1,883	4,274
Franklin Electric Company, Inc.	†	902	42,556
FuelCell Energy, Inc.	*†	1,939	15,357
Genlyte Group, Inc.	*	1,682	132,104
GrafTech International Ltd.	*	7,538	126,940
Greatbatch, Inc.	*	942	30,521
Hexcel Corporation	*†	5,390	113,567
Lamson & Sessions Company (The)	*	970	25,773
Lincoln Electric Holdings, Inc.		2,217	164,590
Littelfuse, Inc.	*	1,479	49,946
LSI Industries, Inc.		1,084	19,404
Medis Technologies Ltd.	*†	1,815	26,662
Moog, Inc. Class A	*	2,477	109,260
Powell Industries, Inc.	*	1,046	33,221
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,810	4,384
Regal-Beloit Corporation		1,703	$79,258
Servotronics, Inc.	*	705	7,575
Spectrum Brands, Inc.	*	1,891	12,802
Tech/Ops Sevcon, Inc.		720	6,840
Teleflex, Inc.		1,922	157,181
Thomas & Betts Corporation	*	3,480	201,840
Trans-Lux Corporation		867	5,384
Ultralife Batteries, Inc.	*	767	8,069
Universal Display Corporation	*†	1,350	21,208
Universal Electronics, Inc.	*	1,589	57,712
Valence Technology, Inc.	*†	4,773	5,298
Vicor Corporation		3,481	46,054
Zoltek Companies, Inc.	†	1,488	61,797
			2,646,967
Electronics—4.0%
8X8, Inc.	*†	3,049	4,238
AVX Corporation	†	2,510	42,017
Actel Corporation	*	1,140	15,857
Adaptec, Inc.	*	7,841	29,874
Advanced Energy Industries, Inc.	*	2,649	60,026
Agilysys, Inc.		2,266	50,985
Alliance Fiber Optic Products, Inc.	*	4,818	10,021
American Superconductor Corporation	*†	2,707	52,272
AMIS Holdings, Inc.	*	3,250	40,690
Amkor Technology, Inc.	*	7,212	113,589
Amphenol Corporation Class A		9,156	326,411
Anaren, Inc.	*	2,003	35,273
Applied Micro Circuits Corporation	*	16,100	40,250
Arrow Electronics, Inc.	*	6,795	261,132
Atheros Communications, Inc.	*	2,811	86,691
Atmel Corporation	*	23,229	129,153
ATMI, Inc.	*	2,219	66,570
Avanex Corporation	*	14,381	25,886
Avnet, Inc.	*	7,989	316,684
AXT, Inc.	*	946	4,096
Barnes Group, Inc.		2,480	78,566
Bel Fuse, Inc. Class A		546	20,191
Belden Inc.		2,329	128,910
Benchmark Electronics, Inc.	*†	4,046	91,521
California Micro Devices Corporation	*	2,476	10,028
Caliper Life Sciences, Inc.	*	3,187	14,947
Catalyst Semiconductor, Inc.	*	2,416	11,500
Catapult Communications Corporation	*	750	7,440
Ceradyne, Inc.	*†	1,374	101,621
Ceva, Inc.	*	692	5,882
Concord Camera Corporation	*	572	2,603
Conexant Systems, Inc.	*	25,531	35,233
Cree, Inc.	*†	4,087	105,649
CTS Corporation		1,580	20,003
Cymer, Inc.	*	1,929	77,546
Cypress Semiconductor Corporation	*†	8,257	192,306
DRS Technologies, Inc.		2,209	126,509
Dolby Laboratories, Inc. Class A	*	2,110	74,715
DSP Group, Inc.	*	1,884	38,565
EDO Corporation	†	1,198	39,378
Emcore Corporation	*†	2,929	15,963
EMS Technologies, Inc.	*	960	21,178
ESCO Technologies, Inc.	*†	1,724	62,512
ESS Technology	*	1,759	2,920
Esterline Technologies Corporation	*	1,449	70,001

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Evergreen Solar, Inc.	*†	4,720	$43,896
Exar Corporation	*	1,759	23,571
Fairchild Semiconductor International, Inc.	*	6,664	128,748
Finisar Corporation	*	14,726	55,664
FSI International, Inc.	*	4,280	13,653
Garmin Ltd. (Cayman Islands)	†	6,553	484,725
Genesis Microchip, Inc.	*	3,330	31,169
HEI, Inc.	*	1,050	1,165
Herley Industries, Inc.	*	1,550	25,373
HI/FN, Inc.	*	1,882	11,104
Hutchinson Technology, Inc.	*	1,150	21,631
Imation Corporation		2,265	83,488
Innovex, Inc.	*	1,922	3,075
Integrated Device Technology, Inc.	*	10,714	163,603
Integrated Silicon Solutions, Inc.	*	2,930	18,459
International Rectifier Corporation	*	3,821	142,370
Intersil Corporation Class A		7,724	242,997
IXYS Corporation	*	3,270	27,304
Kemet Corporation	*	5,278	37,210
KVH Industries, Inc.	*	1,286	11,278
LaBarge, Inc.	*	950	11,675
Lattice Semiconductor Corporation	*	7,425	42,471
Lightpath Technologies, Inc. Class A	*†	1,527	7,452
MIPS Technologies, Inc. Class A	*	5,359	47,106
MRV Communications, Inc.	*	9,278	30,153
Magnetek, Inc.	*	4,586	23,618
Marvell Technology Group Ltd. (Bermuda)	*	23,510	428,117
Mattson Technology, Inc.	*	4,081	39,586
Maxwell Technologies, Inc.	*†	1,371	19,496
Mercury Computer Systems, Inc.	*	2,443	29,805
Merix Corporation	*	2,175	17,161
Methode Electronics, Inc.		2,784	43,570
Micrel, Inc.	*	3,731	47,458
Microchip Technology, Inc.		11,390	421,886
Microsemi Corporation	*†	4,144	99,249
Mobility Electronics, Inc.	*†	2,804	10,571
Moscow CableCom Corporation	*	1,900	24,396
MoSys, Inc.	*	3,592	31,430
Nashua Corporation	*	1,542	16,638
Nu Horizons Electronics Corporation	*	1,208	16,078
Omnivision Technologies, Inc.	*†	2,994	54,221
ON Semiconductor Corporation	*†	13,897	148,976
Oplink Communications, Inc.	*	1,808	27,120
Optelecom, Inc.	*†	819	5,971
OSI Systems, Inc.	*	867	23,712
PMC-Sierra, Inc.	*	11,762	90,920
Park Electrochemical Corporation		1,087	30,632
Pericom Semiconductor Corporation	*	2,254	25,155
Photronics, Inc.	*	1,989	29,596
Plexus Corporation	*	2,384	54,808
PLX Technology, Inc.	*	2,950	32,922
Power-One, Inc.	*†	3,500	13,930
Quicklogic Corporation	*	4,080	10,894
RF Micro Devices, Inc.	*†	11,167	69,682
Rambus, Inc.	*	5,001	89,918
Raven Industries, Inc.		1,490	53,208
Research Frontiers, Inc.	*†	2,932	41,371
Rogers Corporation	*	803	29,711
Sanmina-SCI Corporation	*	29,430	92,116
Semtech Corporation	*†	3,600	62,388
Sigmatel, Inc.	*	4,938	$14,320
Sigmatron International, Inc.	*	283	2,657
Silicon Image, Inc.	*	4,319	37,057
Silicon Laboratories, Inc.	*†	2,865	99,158
Silicon Storage Technology, Inc.	*	7,634	28,475
Sirenza Microdevices, Inc.	*	1,775	21,069
Sirf Technology Holdings, Inc.	*†	2,870	59,524
Skyworks Solutions, Inc.	*	9,613	70,656
Smart Modular Technologies (WWH), Inc. (Cayman Islands)		2,050	28,208
Sonic Solutions, Inc.	*	1,810	22,824
Spansion LLC Class A	*†	4,050	44,955
Spectrum Control, Inc.	*	1,195	20,172
Spire Corporation	*	210	1,997
Stratos International, Inc.	*	974	7,763
Sunpower Corporation Class A	*†	980	61,789
Sycamore Networks, Inc.	*	9,917	39,866
Synaptics, Inc.	*	1,778	63,635
Technitrol, Inc.		2,766	79,301
Tegal Corporation	*	312	2,012
Teledyne Technologies, Inc.	*	1,729	79,448
Terabeam, Inc.	*	2,197	4,833
Tessera Technologies, Inc.	*	2,581	104,660
Transmeta Corporation	*	8,599	6,449
Transwitch Corporation	*†	2,483	4,519
Trident Microsystems, Inc.	*†	3,040	55,784
Trimble Navigation Ltd.	*	6,518	209,880
Triquint Semiconductor, Inc.	*	8,519	43,106
TTM Technologies, Inc.	*	1,640	21,320
Tyler Technologies, Inc.	*	1,886	23,405
United Industrial Corporation Ltd.	†	540	32,389
Varian Semiconductor Equipment Associates, Inc.	*	4,863	194,812
Virage Logic Corporation	*	3,332	24,457
Vishay Intertechnology, Inc.	*	8,954	141,652
Volterra Semiconductor Corp.	*†	2,210	31,382
Zoran Corporation	*	2,411	48,316
			8,764,902
Energy—0.0%
First Solar, Inc.	*†	901	80,450
Entertainment & Leisure—1.2%
Avid Technology, Inc.	*†	2,658	93,960
Bally Technologies, Inc.	*	3,012	79,577
Blockbuster, Inc. Class A	*†	16,050	69,175
Callaway Golf Company		3,931	70,011
Cedar Fair, LP		3,180	89,740
Churchill Downs, Inc.		639	33,471
Discovery Holding Company Class A	*	15,930	366,231
Dover Downs Gaming & Entertainment, Inc.		1,687	25,322
Dover Motorsports, Inc.		1,645	9,969
DreamWorks Animation SKG, Inc. Class A	*	3,500	100,940
Gaylord Entertainment Company	*	2,203	118,169
Hollywood Media Corporation	*	1,495	6,518
Image Entertainment, Inc.	*	300	1,302
International Speedway Corporation Class A		1,980	104,366
Jakks Pacific, Inc.	*†	1,625	45,727
K2, Inc.	*	2,544	38,643
Leapfrog Enterprises, Inc.	*†	1,262	12,935
Lenox Group, Inc.	*	1,340	9,420
Life Time Fitness, Inc.	*†	1,900	101,137
Live Nation, Inc.	*	3,900	87,282
Macrovision Corporation	*	2,884	86,693
Multimedia Games, Inc.	*†	2,902	37,030

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
National CineMedia, Inc.	*	2,000	$56,020
National Lampoon, Inc.	*	3,300	6,897
Nautilus Group, Inc.	†	2,480	29,859
New Frontier Media, Inc.		2,079	18,129
Penn National Gaming, Inc.	*	4,216	253,339
Pinnacle Entertainment, Inc.	*	3,490	98,243
Pool Corporation	†	2,836	110,689
RC2 Corporation	*	1,530	61,215
Regal Entertainment Group Class A	†	3,903	85,593
Shuffle Master, Inc.	*†	2,025	33,615
Six Flags, Inc.	*†	3,814	23,227
Speedway Motorsports, Inc.		650	25,987
Steinway Musical Instruments, Inc.		683	23,625
Warner Music Group Corporation		2,380	34,391
West Marine, Inc.	*	803	11,049
Westwood One, Inc.		3,878	27,883
WMS Industries, Inc.	*†	2,775	80,086
World Wrestling Entertainment, Inc.		1,031	16,486
Youbet.com, Inc.	*	2,200	5,368
			2,589,319
Environmental—0.6%
Aetrium, Inc.	*	614	2,726
Analogic Corporation		884	64,983
Badger Meter, Inc.		880	24,869
Cohu, Inc.		1,889	42,030
Credence Systems Corporation	*	5,181	18,652
Dionex Corporation	*	1,031	73,191
Flir Systems, Inc.	*†	3,824	176,860
Formfactor, Inc.	*	2,308	88,396
Frequency Electronics, Inc.		822	8,664
Itron, Inc.	*†	1,576	122,833
Ixia	*	2,330	21,576
Keithley Instruments, Inc.		2,170	27,233
LeCroy Corp.	*	2,720	26,438
LTX Corporation	*	2,405	13,372
MKS Instruments, Inc.	*	2,455	68,003
Measurement Specialties, Inc.	*	1,430	33,862
Mine Safety Appliances Company	†	1,445	63,233
MTS Systems Corporation		893	39,890
OI Corporation		1,600	21,920
Orbit International Corporation	*	2,812	24,886
Photon Dynamics, Inc.	*	2,009	21,898
Roper Industries, Inc.		5,050	288,355
Rudolph Technologies, Inc.	*	1,206	20,032
Thermogenesis	*	4,317	11,915
Veeco Instruments, Inc.	*	1,295	26,858
White Electronic Designs Corporation	*	2,284	13,247
X-Rite, Inc.		2,441	36,054
			1,381,976
Financial Services—5.8%
Accredited Home Lenders Holding Company	*†	1,353	18,496
Affiliated Managers Group	*†	1,729	222,626
AG Edwards, Inc.		4,332	366,271
AllianceBernstein Holding, LP		1,250	108,862
Ampal American Israel Corporation Class A	*	1,392	8,282
BISYS Group, Inc. (The)	*	6,749	79,841
Berkshire Hathaway, Inc. Class A	*	58	6,349,550
BlackRock, Inc.	†	1,026	160,661
Broadridge Financial Solutions, Inc.		8,018	$153,304
Calamos Asset Management, Inc. Class A		1,520	38,836
Cardiac Science Corp.	*	1,600	17,536
Catskill Litigation Trust	*‡d	583	—
Cbot Holdings, Inc. Class A	*†	2,075	428,695
Centerline Holding Company	†	3,935	70,830
Cherokee, Inc.		995	36,357
Diamond Hill Investment Group, Inc.	*	649	58,897
Doral Financial Corporation (Puerto Rico)	*†	11,708	13,815
Eaton Vance Corporation		7,322	323,486
First Cash Financial Services, Inc.	*	2,180	51,099
GAMCO Investors, Inc. Class A		1,039	58,236
GFI Group, Inc.	*	800	57,984
Greenhill & Co., Inc.	†	488	33,530
Interactive Brokers Group, Inc. Class A		1,851	50,218
IntercontinentalExchange, Inc.	*	3,601	532,408
International Securities Exchange Holding, Inc.		2,250	147,037
Investment Technology Group, Inc.	*	2,429	105,249
Jefferies Group, Inc.		6,118	165,064
Kent Financial Services, Inc.	*	2,200	4,488
Knight Capital Group, Inc. Class A	*	5,980	99,268
LaBranche & Company, Inc.	*	2,588	19,099
Lazard Ltd. Class A (Bermuda)		3,165	142,520
MarketAxess Holdings, Inc.	*	2,620	47,134
Nasdaq Stock Market Inc.	*†	5,340	158,651
Navidec Financial Services, Inc.	‡d	2,120	—
NexCen Brands, Inc.	*	4,629	51,567
Nuveen Investments, Inc. Class A		4,394	273,087
Nymex Holdings, Inc.	†	1,906	239,451
NYSE Euronext	†	10,480	771,538
optionsXpress Holdings, Inc.		2,900	74,414
Piper Jaffray Companies	*	1,140	63,532
Raymond James Financial, Inc.		5,156	159,320
SEI Investments Company		7,898	229,358
Siebert Financial Corporation		1,470	6,174
Stifel Financial Corporation	*†	640	37,690
Superior Bancorp	†	2,915	29,820
SWS Group, Inc.		1,323	28,603
TD Ameritrade Holding Corporation	*	13,534	270,680
TFS Financial Corp.		4,730	54,584
Value Line, Inc.		573	25,155
Waddell & Reed Financial, Inc. Class A	†	4,862	126,461
Westwood Holdings Group, Inc.		1,768	60,395
			12,630,159
Food Retailers—0.2%
Arden Group, Inc. Class A		260	35,464
Panera Bread Company Class A	*†	1,900	87,514
Pantry, Inc. (The)	*	1,200	55,320
Pathmark Stores, Inc.	*	2,510	32,530
Ruddick Corporation		1,968	59,276
Weis Markets, Inc.		852	34,515
Wild Oats Markets, Inc.	*	2,360	39,554
Winn-Dixie Stores, Inc.	*†	3,088	90,478
			434,651

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Forest Products & Paper—0.7%
American Woodmark Corporation	†	800	$27,680
Bowater, Inc.	†	2,910	72,604
Buckeye Technologies, Inc.	*	2,191	33,895
Caraustar Industries, Inc.	*	4,270	22,417
Champion Enterprises, Inc.	*†	4,019	39,507
Chesapeake Corporation		2,527	31,764
Deltic Timber Corporation		724	39,690
Domtar Corporation	*	33,452	373,324
Glatfelter		1,741	23,660
Graphic Packaging Corporation	*	5,000	24,200
Louisiana-Pacific Corporation	†	5,279	99,879
Neenah Paper, Inc.		890	36,721
Packaging Corporation of America		4,660	117,945
Playtex Products, Inc.	*	4,060	60,129
Pope & Talbot, Inc.	*†	4,095	16,257
Rock-Tenn Company Class A		2,040	64,709
School Specialty, Inc.	*†	1,184	41,961
Schweitzer-Mauduit International, Inc.		724	22,444
Skyline Corporation		918	27,549
Smurfit-Stone Container Corporation	*	14,543	193,567
United Stationers, Inc.	*	1,499	99,893
Universal Forest Products, Inc.		1,040	43,950
Wausau Paper Corporation		3,503	46,940
			1,560,685
Health Care Providers—1.7%
Alliance Imaging, Inc.	*	1,820	17,090
Amedisys, Inc.	*†	1,493	54,241
America Service Group, Inc.	*	590	9,983
American Dental Partners, Inc.	*	720	18,698
Amsurg Corporation	*†	2,315	55,884
Apria Healthcare Group, Inc.	*†	2,542	73,133
Bio-Reference Labs, Inc.	*†	1,000	27,350
Brookdale Senior Living, Inc.	†	3,000	136,710
Community Health Systems, Inc.	*	5,293	214,102
Covance, Inc.	*	3,560	244,074
Cross Country Healthcare, Inc.	*	1,340	22,351
CryoLife, Inc.	*	4,037	52,521
DaVita, Inc.	*	5,661	305,015
Edwards Lifesciences Corporation	*	3,660	180,584
Enzo Biochem, Inc.	*†	2,553	38,167
Enzon Pharmaceuticals, Inc.	*†	4,016	31,526
Five Star Quality Care, Inc.	*†	4,500	35,910
Genesis HealthCare Corporation	*	1,285	87,920
Gentiva Health Services, Inc.	*	2,330	46,740
Health Management Associates, Inc. Class A	†	14,732	167,356
Healthsouth Corp.	*†	4,740	85,841
Healthways, Inc.	*†	2,272	107,625
Hooper Holmes, Inc.	*	4,139	13,866
Immunomedics, Inc.	*†	6,421	26,647
Interleukin Genetics, Inc.	*†	2,825	5,226
Kindred Healthcare, Inc.	*	2,053	63,068
LCA-Vision, Inc.		1,453	68,669
LifePoint Hospitals, Inc.	*	3,289	127,219
Lincare Holdings, Inc.	*	5,127	204,311
Matria Healthcare, Inc.	*†	1,270	38,456
National Healthcare Corporation		431	22,240
NovaMed, Inc.	*	1,250	7,562
Odyssey HealthCare, Inc.	*	3,093	36,683
Pediatrix Medical Group, Inc.	*	2,502	137,985
Psychemedics Corporation		902	18,410
Psychiatric Solutions, Inc.	*	3,032	$109,940
RehabCare Group, Inc.	*	1,590	22,642
Sierra Health Services, Inc.	*	2,976	123,742
Sunrise Senior Living, Inc.	*†	2,650	105,973
Symbion, Inc.	*	1,435	31,154
Triad Hospitals, Inc.	*	5,104	274,391
U.S. Physical Therapy, Inc.	*	610	8,217
Universal Health Services, Inc. Class B		2,594	159,531
VCA Antech, Inc.	*	4,674	176,163
VistaCare, Inc. Class A	*	1,962	19,267
			3,814,183
Heavy Construction—0.6%
Blount International, Inc.	*	2,743	35,878
Foster Wheeler Ltd. (Bermuda)	*	3,960	423,680
Granite Construction, Inc.		1,890	121,300
Hovnanian Enterprises, Inc.	*†	2,128	35,176
Levitt Corporation Class A		2,063	19,454
M/I Homes, Inc.	†	611	16,253
McDermott International, Inc.	*	6,358	528,477
McGrath Rentcorp		1,646	55,454
Team, Inc.	*	1,190	53,514
WCI Communities, Inc.	*	1,922	32,059
			1,321,245
Heavy Machinery—3.3%
Actuant Corporation Class A	†	1,661	104,743
Agco Corporation	*	4,908	213,056
Ampco-Pittsburgh Corporation		986	39,529
Applied Industrial Technologies, Inc.		2,058	60,711
Astec Industries, Inc.	*	1,322	55,815
ASV, Inc.	*†	1,340	23,155
Asyst Technologies, Inc.	*	3,243	23,447
Axcelis Technologies, Inc.	*	6,926	44,950
Briggs & Stratton Corporation	†	2,482	78,332
Brooks Automation, Inc.	*	4,415	80,132
Bucyrus International, Inc. Class A	†	1,845	130,589
Cameron International Corporation	*	6,293	449,761
Cascade Corporation		510	40,004
Columbus McKinnon Corporation	*	880	28,336
Curtiss-Wright Corporation		2,512	117,084
Donaldson Company, Inc.		3,870	137,578
Dresser-Rand Group, Inc.	*	4,090	161,555
Dril-Quip, Inc.	*	1,536	69,043
Dycom Industries, Inc.	*	2,716	81,426
Electroglas, Inc.	*	3,991	8,581
EnPro Industries, Inc.	*	981	41,977
Entegris, Inc.	*†	5,738	68,167
Flow International Corporation	*†	1,650	20,790
Flowserve Corporation		3,165	226,614
FMC Technologies, Inc.	*	4,021	318,544
Gardner Denver, Inc.	*	2,716	115,566
Goodman Global, Inc.	*	2,520	55,994
Gorman-Rupp Company		1,512	48,172
Graco, Inc.		4,074	164,101
Grant Prideco, Inc.	*	7,414	399,096
Hurco Companies, Inc.	*	750	37,485
Idex Corporation		4,534	174,740
Insituform Technologies, Inc. Class A	*†	2,053	44,776
Intermec, Inc.	*†	2,374	60,086
Intevac, Inc.	*	1,300	27,638
Joy Global, Inc.		6,515	380,020
Kadant, Inc.	*	722	22,526

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Kaydon Corporation	†	1,423	$74,167
Kennametal, Inc.		1,999	163,978
Knight Transportation, Inc.	†	3,878	75,156
Kulicke and Soffa Industries, Inc.	*	4,089	42,812
Lam Research Corporation	*	7,856	403,798
Layne Christensen Company	*	1,240	50,778
Lennox International, Inc.		3,657	125,179
Lindsay Corporation	†	516	22,854
Lufkin Industries, Inc.		810	52,285
Manitowoc Company		3,584	288,082
Matrix Service Company	*	1,379	34,268
Middleby Corporation	*†	980	58,624
Modine Manufacturing Company		1,658	37,471
NACCO Industries, Inc. Class A		310	48,202
NATCO Group, Inc. Class A	*	1,320	60,773
NN, Inc.		2,240	26,432
Nordson Corporation		1,942	97,411
Oil States International, Inc.	*†	2,587	106,947
Paragon Technologies, Inc.	*	900	6,030
Pentair, Inc.		5,378	207,429
RBC Bearings, Inc.		1,322	54,533
Robbins & Myers, Inc.	†	868	46,117
Sauer-Danfoss, Inc.		832	24,760
Semitool, Inc.	*	2,320	22,295
SPX Corporation		3,164	277,831
Standex International Corporation		724	20,591
Tecumseh Products Company Class A	*	1,703	26,754
Tennant Company		795	29,018
Timken Company		4,943	178,492
Toro Company		2,570	151,347
TurboChef Technologies, Inc.	*†	994	13,836
Ultratech, Inc.	*	2,462	32,818
Watsco, Inc.		1,593	86,659
Willis Lease Finance Corporation	*	1,234	14,339
WJ Communications, Inc.	*	4,940	8,645
Woodward Governor Company		1,794	96,284
			7,221,114
Home Construction, Furnishings & Appliances—1.0%
American Technology Corporation	*	3,686	13,896
Bassett Furniture Industries, Inc.		610	8,327
Beazer Homes USA, Inc.	†	2,117	52,226
Brookfield Homes Corporation	†	858	24,959
Cavco Industries, Inc.	*	470	17,634
Dominion Homes, Inc.	*†	650	3,010
DTS, Inc.	*†	1,605	34,941
Ethan Allen Interiors, Inc.	†	1,551	53,122
Fossil, Inc.	*	2,864	84,459
Furniture Brands International, Inc.	†	2,392	33,966
Gemstar-TV Guide International, Inc.	*	12,602	62,002
Helen of Troy Ltd.	*	1,333	35,991
Herman Miller, Inc.		3,686	116,478
HNI Corporation		2,371	97,211
Jarden Corporation	*†	3,886	167,137
Kimball International, Inc. Class B		1,500	21,015
Kinetic Concepts, Inc.	*	2,885	149,933
La-Z-Boy, Inc.	†	2,895	33,177
MDC Holdings, Inc.		1,861	89,998
Meritage Homes Corporation	*†	1,260	33,705
Movado Group, Inc.		878	29,624
National Presto Industries, Inc.		656	40,895
NVR, Inc.	*†	289	$196,448
Palm Harbor Homes, Inc.	*†	1,182	16,725
Parkervision, Inc.	*†	2,943	35,169
Ryland Group, Inc.	†	2,332	87,147
Salton, Inc.	*†	702	1,313
Sealy Corporation		2,640	43,613
Select Comfort Corporation	*†	3,139	50,915
Standard-Pacific Corporation	†	3,368	59,041
Steelcase, Inc. Class A		3,092	57,202
Tempur-Pedic International, Inc.	†	3,957	102,486
Toll Brothers, Inc.	*†	7,352	183,653
TOUSA, Inc.	†	6,553	27,457
Virco Manufacturing Corporation	*	799	5,257
Walter Industries, Inc.		3,281	95,018
			2,165,150
Household Products—0.3%
Apogee Enterprises, Inc.		2,250	62,595
Charles & Colvard Ltd.	†	693	3,430
Ferro Corporation		2,588	64,519
Gentex Corporation	†	8,026	158,032
Kronos Worldwide, Inc.		235	5,934
RPM, Inc.		6,623	153,058
Valspar Corporation		5,236	148,755
			596,323
Industrial—Diversified—0.1%
Armstrong World Industries, Inc.		866	43,430
Blyth, Inc.		1,380	36,680
Lydall, Inc.	*	2,150	31,412
Progressive Gaming International Corporation	*†	7,390	43,379
Russ Berrie & Company, Inc.	*	1,157	21,555
			176,456
Insurance—4.9%
21st Century Insurance Group		1,500	32,790
Alfa Corporation		2,608	40,607
Alleghany Corporation	*†	400	162,600
Allied World Assurance Holdings Ltd./Bermuda (Bermuda)		2,150	110,188
American Financial Group, Inc.		4,025	137,454
American Independence Corporation	*	430	4,743
American National Insurance		646	98,580
American Physicians Capital, Inc.	*	1,201	48,641
Amerigroup Corporation	*	3,202	76,208
Arch Capital Group Ltd. (Bermuda)	*	2,388	173,226
Argonaut Group, Inc.	*	1,948	60,797
Arthur J. Gallagher & Company	†	5,500	153,340
Aspen Insurance Holdings Ltd. (Bermuda)	†	4,450	124,912
Assured Guaranty Ltd. (Bermuda)		3,100	91,636
Axis Capital Holdings Ltd. (Bermuda)		7,891	320,769
Baldwin & Lyons, Inc. Class B		946	24,577
Bristol West Holdings, Inc.		1,516	33,913
Brown & Brown, Inc.		6,208	156,069
Centene Corporation	*†	2,702	57,877
Citizens, Inc., TX	*†	2,504	17,628
CNA Financial Corporation	*†	1,492	71,153
CNA Surety Corporation	*	1,486	28,100
Commerce Group, Inc.		3,426	118,951
Conseco, Inc.	*†	8,350	174,432
Covanta Holding Corporation	*	6,390	157,514
Crawford & Company Class B		1,891	12,783

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Delphi Financial Group, Inc. Class A	2,972	$124,289
Donegal Group, Inc. Class B	759	12,463
EMC Insurance Group, Inc.	1,041	25,838
Employers Holdings, Inc. *	3,690	78,376
Endurance Specialty Holdings Ltd. (Bermuda)	3,190	127,728
Erie Indemnity Company Class A	3,264	176,387
Everest Re Group Ltd. (Bermuda)	3,540	384,586
FBL Financial Group, Inc. Class A	1,058	41,601
Fidelity National Financial Inc.	12,116	287,149
First American Corporation	5,030	248,985
FPIC Insurance Group, Inc. *	1,050	42,809
Great American Financial Resources, Inc.	807	19,521
Hanover Insurance Group (The), Inc.	2,807	136,954
Harleysville Group, Inc.	1,278	42,634
HCC Insurance Holdings, Inc.	6,545	218,668
Health Net, Inc. *	6,553	345,998
HealthExtras, Inc. *	1,865	55,167
Healthspring, Inc. *	3,130	59,658
Hilb Rogal & Hobbs Company	2,055	88,077
Horace Mann Educators Corporation	3,101	65,865
Independence Holding Company	963	19,674
Infinity Property & Casualty Corporation	1,280	64,934
IPC Holdings Ltd. (Bermuda)	3,640	117,536
Kansas City Life Insurance Company	903	42,008
KMG America Corporation *	1,550	8,138
Landamerica Financial Group, Inc. †	1,087	104,885
Leucadia National Corporation †	9,407	331,597
Markel Corporation *	553	267,962
Max Capital Group Ltd. (Bermuda) †	3,010	85,183
Mercury General Corporation	1,639	90,325
Molina Healthcare, Inc. *	1,190	36,319
Montpelier Re Holdings Ltd. (Bermuda) †	5,770	106,976
National Financial Partners Corporation	1,846	85,488
Nationwide Financial Services Class A	2,955	186,815
Navigators Group, Inc. *	939	50,612
Odyssey Re Holdings Corporation	1,306	56,014
Ohio Casualty Corporation †	3,516	152,278
Old Republic International Corporation	11,926	253,547
OneBeacon Insurance Group Ltd. (Bermuda)	1,350	34,196
PMI Group, Inc. (The)	4,609	205,884
PartnerRe Ltd. (Bermuda) †	3,230	250,325
Penn Treaty American Corporation *	1,630	9,324
Philadelphia Consolidated Holding Corporation *	3,592	150,146
Phoenix Companies, Inc. (The)	6,807	102,173
Platinum Underwriters Holdings Ltd. (Bermuda)	3,482	121,000
PMA Capital Corporation Class A *	1,826	19,520
Presidential Life Corporation	1,145	22,511
ProAssurance Corporation *†	2,078	115,682
Protective Life Corporation	3,601	172,164
PXRE Group Ltd. (Bermuda) *	6,210	28,814
Radian Group, Inc.	4,461	$240,894
Reinsurance Group of America, Inc.	1,841	110,902
RenaissanceRe Holdings Ltd. (Bermuda)	3,391	210,208
RLI Corporation	1,164	65,126
Safety Insurance Group, Inc.	1,040	43,056
Scottish Re Group Ltd.	2,970	14,523
SCPIE Holdings, Inc. *	690	17,250
Security Capital Assurance Ltd. (Bermuda)	3,744	115,577
Selective Insurance Group	3,400	91,392
Stancorp Financial Group, Inc.	3,000	157,440
State Auto Financial Corporation	958	29,363
Stewart Information Services Corporation	879	35,011
Tower Group, Inc.	1,200	38,280
Transatlantic Holdings, Inc.	1,615	114,875
Triad Guaranty, Inc. *†	692	27,632
United American Healthcare Corporation *	4,252	17,773
United Fire & Casualty Company †	1,472	52,079
Unitrin, Inc.	2,357	115,917
Universal American Financial Corporation *	2,892	61,542
WellCare Health Plans, Inc. *†	1,980	179,210
Wesco Financial Corporation	63	24,255
White Mountains Insurance Group Ltd.	422	255,740
WR Berkley Corporation	9,970	324,424
Zenith National Insurance Corporation	2,253	106,094
		10,812,834
Lodging—1.1%
Ameristar Casinos, Inc.	1,420	49,331
Bluegreen Corporation *	1,800	21,042
Boyd Gaming Corporation	3,089	151,948
Choice Hotels International, Inc.	2,346	92,714
Empire Resorts, Inc. *	2,513	18,270
International Leisure Hosts Ltd. *	1,200	8,400
Isle of Capri Casinos, Inc. *†	1,251	29,974
Las Vegas Sands Corporation *†	6,007	458,875
MGM MIRAGE *	6,803	561,111
Marcus Corporation	1,805	42,887
Monarch Casino & Resort, Inc. *	700	18,795
Morgans Hotel Group Company *†	2,390	58,268
MTR Gaming Group, Inc. *	1,340	20,636
Orient-Express Hotels Ltd. Class A (Bermuda)	2,340	124,956
Station Casinos, Inc.	2,395	207,886
Trump Entertainment Resorts, Inc. *†	2,320	29,116
Vail Resorts, Inc. *†	1,891	115,105
Wynn Resorts Ltd. †	4,265	382,528
		2,391,842
Media—Broadcasting & Publishing—2.9%
4Kids Entertainment, Inc. *	646	9,690
Acme Communications, Inc.	1,200	6,012
American Greetings Corporation Class A	3,420	96,889
Beasley Broadcasting Group, Inc. Class A	1,150	10,235
Belo Corporation Class A	4,881	100,500
Cablevision Systems Corporation Class A	12,494	452,158
Charter Communications, Inc. Class A *†	28,067	113,671

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Citadel Broadcasting Corporation		3,126	$20,163
COX Radio, Inc. Class A	*	3,253	46,323
Crown Media Holdings, Inc.	*†	4,399	31,673
CSS Industries, Inc.		420	16,636
Cumulus Media, Inc. Class A	*†	3,854	36,035
EchoStar Communications Corporation Class A	*	11,707	507,733
Emmis Communications Corporation Class A		2,035	18,742
Entercom Communications Corporation	†	1,873	46,619
Entravision Communications Corporation Class A	*	2,853	29,757
Gray Television, Inc.		3,878	35,949
Handleman Company	†	3,857	24,029
Harte-Hanks, Inc.		3,759	96,531
Hearst-Argyle Television, Inc.		1,654	39,861
Idearc, Inc.		7,860	277,694
John Wiley & Sons Class A		3,091	149,264
Journal Communications, Inc. Class A		3,220	41,892
Journal Register Company		6,458	28,932
Lee Enterprises, Inc.		2,744	57,240
Liberty Global, Inc.Class C	*	1,820	71,526
Liberty Global, Inc. Class A	*	20,426	838,283
Liberty Media Corporation Interactive Class A	*	36,978	825,719
Liberty Media Holdings Corporation Capital Class A	*	7,378	868,243
LIN TV Corporation Class A	*	1,255	23,607
Lodgenet Entertainment Corporation	*	1,250	40,075
Martha Stewart Living Omnimedia Class A	†	1,860	31,992
McClatchy Company Class A	†	2,716	68,742
Media General, Inc. Class A		953	31,706
Mediacom Communications Corporation	*	3,433	33,266
Playboy Enterprises, Inc. Class B	*†	1,251	14,174
Primedia, Inc.	*	9,053	25,801
Radio One, Inc. Class A	*	4,327	30,592
Radio Unica Communications Corporation	*‡d	1,900	—
Regent Communications, Inc.	*	3,610	12,094
RH Donnelley Corporation	†	4,065	308,046
Salem Communications Corporation Class A		850	9,427
Scholastic Corporation	*	2,095	75,294
Sinclair Broadcast Group, Inc. Class A		4,220	60,008
Spanish Broadcasting System, Inc. Class A	*	4,320	18,576
Speedus Corporation	*	4,207	3,260
Sun-Times Media Group, Inc. Class A		2,614	13,724
Time Warner Cable, Inc. Class A	*	8,275	324,132
Tivo, Inc.	*†	5,766	33,385
Washington Post Class B	†	308	239,036
Worldgate Communications	*	3,160	1,596
Young Broadcasting, Inc. Class A	*	831	3,066
			6,299,598
Medical Supplies—2.9%
1-800 Contacts, Inc.	*	502	11,777
Abaxis, Inc.	*	1,864	38,883
Abiomed, Inc.	*†	2,606	28,093
Advanced Medical Optics, Inc.	*†	3,424	119,429
Align Technology, Inc.	*†	4,029	$97,341
American Medical Systems Holdings, Inc.	*†	3,920	70,717
American Science & Engineering, Inc.	*	530	30,131
Angiodynamics, Inc.	*	2,450	44,125
Arrow International, Inc.		1,266	48,462
ArthoCare Corporation	*†	1,902	83,517
Aspect Medical Systems, Inc.	*†	680	10,173
Avigen, Inc.	*	3,880	23,862
Axsys Technologies, Inc.	*	885	18,930
Beckman Coulter, Inc.	†	3,583	231,748
Bioject Medical Technologies, Inc.	*	4,491	7,545
Biolase Technology, Inc.	*†	3,105	18,847
Bio-Rad Laboratories, Inc. Class A	*	1,078	81,464
Bruker BioSciences Corporation	*	4,130	37,211
Candela Corporation	*	2,794	32,355
Cantel Medical Corporation	*	1,690	28,747
Cepheid, Inc.	*†	4,050	59,130
Cerus Corporation	*	3,201	21,639
Chindex International, Inc.	*†	1,689	37,411
Clarient, Inc.	*	3,308	6,715
Coherent, Inc.	*	1,268	38,687
Conceptus, Inc.	*	1,047	20,280
Conmed Corporation	*	1,363	39,909
Cooper Companies, Inc.		2,668	142,258
Cyberonics, Inc.	*†	956	16,080
Cytyc Corporation	*	6,581	283,707
Dade Behring Holdings, Inc.		4,512	239,677
Datascope Corporation		557	21,322
Dentsply International, Inc.		8,370	320,236
Depomed, Inc.	*†	2,500	11,925
DJO, Inc.	*	1,370	56,540
Endologix, Inc.	*	1,350	6,035
EP Medsystems, Inc.	*	5,240	9,537
ev3, Inc.	*†	1,174	19,817
Excel Technology, Inc.	*	562	15,702
Faro Technologies, Inc.	*	614	19,562
FEI Company	*†	2,138	69,399
Foxhollow Technologies, Inc.	*	1,490	31,648
Haemonetics Corporation	*	1,508	79,336
Hanger Orthopedic Group, Inc.	*	3,263	35,240
HealthTronics Surgical Services, Inc.	*	2,530	11,006
Hillenbrand Industries, Inc.		3,507	227,955
Hologic, Inc.	*†	3,044	168,364
ICU Medical, Inc.	*	1,096	47,062
I-Flow Corporation	*	2,590	43,357
II-VI, Inc.	*	1,404	38,147
Illumina, Inc.	*†	3,446	139,873
Input/Output, Inc.	*†	3,597	56,149
Integra LifeSciences Holdings Corporation	*†	1,190	58,810
Intest Corporation	*	950	4,399
Intuitive Surgical, Inc.	*	2,170	301,131
Invacare Corporation		1,874	34,350
IRIS International, Inc.	*	2,570	43,279
Kensey Nash Corporation	*	867	23,244
Kopin Corporation	*	5,031	19,621
Kyphon, Inc.	*	2,504	120,568
L-1 Identity Solutions, Inc.	*†	3,366	68,835
Meade Instruments Corporation	*	1,640	3,592
Mechanical Technology, Inc.	*	5,237	6,599
Medical Action Industries, Inc.	*	1,860	33,592
Mentor Corporation	†	2,401	97,673
Merit Medical Systems, Inc.	*	2,509	30,008
Mesa Laboratories, Inc.		1,200	27,600
Mettler-Toledo International, Inc.	*	2,182	208,403

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Microtek Medical Holdings, Inc.	*	4,250	$19,550
Nanogen, Inc.	*	2,280	3,078
Newport Corporation	*	3,015	46,672
NuVasive, Inc.	*†	2,136	57,693
Nyer Medical Group, Inc.	*	2,533	4,787
Oakley, Inc.		1,411	40,072
Orthologic Corporation	*	1,517	2,154
Osteotech, Inc.	*	1,499	10,793
Owens & Minor, Inc.		2,163	75,575
OYO Geospace Corporation	*	550	40,805
PSS World Medical, Inc.	*	3,574	65,118
Palomar Medical Technologies, Inc.	*†	1,117	38,771
PolyMedica Corporation		1,350	55,148
Q-Med, Inc.	*	1,635	6,377
Resmed, Inc.	*	4,224	174,282
Respironics, Inc.	*	4,002	170,445
Rochester Medical Corp.		870	13,067
Rofin-Sinar Technologies, Inc.	*	880	60,720
Sirona Dental Systems, Inc.		1,040	39,343
Somanetics Corporation	*	1,572	28,783
SonoSite, Inc.	*	930	29,230
Spectranetics Corporation	*†	3,376	38,892
Staar Surgical Company	*	2,688	10,268
Steris Corporation		4,157	127,204
Synovis Life Technologies, Inc.	*	957	13,781
Techne Corporation	*	2,057	117,681
Theragenics Corporation	*	5,822	24,278
Thoratec Corporation	*†	3,337	61,367
Urologix, Inc.	*	1,050	2,342
Varian, Inc.	*	1,744	95,624
Ventana Medical Systems, Inc.	*	1,826	141,095
Vital Signs, Inc.		635	35,274
Vivus, Inc.	*	4,800	25,104
Wright Medical Group, Inc.	*	2,180	52,582
Young Innovations, Inc.		677	19,755
Zoll Medical Corporation	*	1,232	27,486
Zygo Corporation	*	967	13,818
			6,267,780
Metals—2.3%
AK Steel Holding Corporation	*	5,909	220,819
Ameron International Corporation		543	48,973
Aptargroup, Inc.	†	3,710	131,928
Brush Engineered Materials, Inc.	*†	1,122	47,113
Carpenter Technology Corporation		1,542	200,938
Century Aluminum Company	*†	1,385	75,663
Chaparral Steel Company		2,532	181,975
Circor International, Inc.		711	28,746
Cleveland-Cliffs, Inc.	†	2,200	170,874
Commercial Metals Company		6,540	220,856
Commercial Vehicle Group, Inc.	*	1,280	23,846
Commscope, Inc.	*	3,323	193,897
Couer D’alene Mines Corporation	*†	14,006	50,282
Crane Company		2,830	128,624
Encore Wire Corporation	†	810	23,846
General Cable Corporation	*	2,952	223,614
Gibraltar Industries, Inc.		1,868	41,376
Griffon Corporation	*	1,288	28,053
Hecla Mining Company	*	8,305	70,925
Hubbell, Inc. Class B		2,939	159,353
Insteel Industries, Inc.		1,400	25,200
Kaiser Aluminum Corporation	*	1,080	78,710
Ladish Company, Inc.	*	970	41,710
Material Sciences Corporation	*	780	9,196
Matthews International Corporation Class A		1,783	$77,757
MAXXAM, Inc.	*	857	24,103
Meridian Gold, Inc. (Canada)	*	6,110	168,514
Mueller Industries, Inc.		2,172	74,804
Mueller Water Products, Inc. Class A	†	3,770	64,316
Mueller Water Products, Inc. Class B		4,149	62,235
NCI Building Systems, Inc.	*†	1,232	60,775
Northwest Pipe Company		630	22,409
Olympic Steel, Inc.		630	18,056
Optical Cable Corporation	*	241	1,239
Quanex Corporation		2,061	100,371
Reliance Steel & Aluminum Company	†	3,368	189,484
Royal Gold, Inc.		1,854	44,070
RTI International Metals, Inc.	*	1,370	103,257
Ryerson Inc.	†	1,471	55,383
Schnitzer Steel Industries, Inc. Class A		1,484	71,143
Shiloh Industries, Inc.		1,441	17,551
Simpson Manufacturing Company, Inc.	†	2,036	68,695
Southern Copper Corporation	†	4,204	396,269
Steel Dynamics, Inc.		5,382	225,560
Stillwater Mining Company	*	2,228	24,530
Sturm, Ruger & Company, Inc.	*	2,146	33,306
Superior Telecom, Inc.	*‡d	2,014	—
Taser International, Inc.	*†	4,142	57,822
Texas Industries, Inc.	†	1,446	113,381
Titanium Metals Corporation	*	7,943	253,382
Tredegar Corporation		1,607	34,229
Universal Stainless & Alloy Products, Inc.		500	17,615
Valmont Industries, Inc.		1,162	84,547
Watts Water Technologies, Inc. Class A	†	1,646	61,676
Wheeling-Pittsburgh Corporation	*	860	16,366
Worthington Industries, Inc.		4,120	89,198
			5,058,560
Oil & Gas—8.5%
Abraxas Petroleum Corporation	*	2,400	10,776
Adams Resources & Energy, Inc.		1,462	43,626
AGL Resources, Inc.		4,296	173,902
Apco Argentina, Inc. (Cayman Islands)		622	52,814
Arena Resources, Inc.	*	1,140	66,245
Atlas America, Inc.	*	1,882	101,120
Atmos Energy Corporation		5,352	160,881
ATP Oil & Gas Corporation	*	1,355	65,907
Atwood Oceanics, Inc.	*	1,662	114,046
Aurora Oil & Gas Corporation	*	12,100	25,773
Basic Energy Services, Inc.	*†	1,420	36,309
Berry Petroleum Company Class A		2,362	89,000
Bill Barrett Corporation	*†	1,570	57,823
Blue Dolphin Energy Company	*†	3,650	10,950
Boardwalk Pipeline Partners, LP	†	2,501	88,735
BP Prudhoe Bay Royalty Trust	†	1,205	86,953
Buckeye Partners, LP		2,228	114,341
Cabot Oil & Gas Corporation		5,370	198,046
Callon Petroleum Company	*	3,060	43,360
Cano Petroleum, Inc.	*†	2,030	12,180
Carrizo Oil & Gas, Inc.	*	1,600	66,352
Cascade Natural Gas Corporation		1,459	38,532
Cheniere Energy, Inc.	*†	2,680	103,957
Chesapeake Utilities Corporation		1,039	35,596

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cimarex Energy Company		4,625	$182,271
Clayton Williams Energy, Inc.	*	550	14,559
CNX Gas Corporation	*†	1,450	44,370
Complete Production Services, Inc.	*	2,350	60,748
Comstock Resources, Inc.	*	2,330	69,830
Contango Oil & Gas Company	*	1,270	46,088
Copano Energy LLC		1,748	74,587
CREDO Petroleum Corporation	*†	700	9,310
Cross Timbers Royalty Trust	†	833	35,419
Crosstex Energy, Inc.	†	3,380	97,107
Dawson Geophysical Company	*	930	57,158
DCP Midstream Partners, LP		630	29,371
Delta Natural Gas Company, Inc.		380	9,823
Delta Petroleum Corporation	*†	2,809	56,405
Denbury Resources, Inc.	*	6,546	245,475
Diamond Offshore Drilling, Inc.		3,674	373,131
Dorchester Minerals, LP		1,880	41,360
Edge Petroleum Corporation	*†	1,670	23,397
Electro-Sensors, Inc.	*	2,581	15,822
Enbridge Energy Partners, LP		2,867	159,262
Encore Acquisition Company	*†	2,537	70,529
Energen Corporation		3,704	203,498
Energy Partners Ltd.	*	1,667	27,822
Energy Transfer Equity, LP		7,157	304,101
Energy Transfer Partners, LP		4,929	304,267
EnergySouth, Inc.		520	26,520
Enterprise Products Partners, LP	†	15,200	483,512
Equitable Resources, Inc.		6,474	320,851
EXCO Resources, Inc.	*	5,400	94,176
Forest Oil Corporation	*†	4,320	182,563
Frontier Oil Corporation		6,386	279,515
FX Energy, Inc.	*	2,797	25,593
Global Industries Ltd.	*	4,499	120,663
GlobalSantaFe Corporation		13,017	940,478
Grey Wolf, Inc.	*†	10,142	83,570
Hanover Compressor Company	*†	5,137	122,517
Harvest Natural Resources, Inc.	*	3,340	39,779
Headwaters, Inc.	*†	2,476	42,761
Helix Energy Solutions Group, Inc.	*†	4,903	195,679
Helmerich & Payne, Inc.		5,526	195,731
Hercules Offshore, Inc.	*†	2,180	70,588
Holly Corporation		2,856	211,887
Holly Energy Partners, LP		670	34,103
Hugoton Royalty Trust		2,065	52,100
Kinder Morgan Energy Partners, LP	†	7,960	439,312
Kinder Morgan Management LLC	*	3,542	183,830
Laclede Group, Inc. (The)		1,025	32,677
Linn Energy LLC	†	1,356	44,626
Magellan Midstream Partners		3,920	182,594
Mariner Energy, Inc.	*	4,799	116,376
Markwest Energy Partners, LP		1,960	68,208
Markwest Hydrocarbon, Inc.		1,182	67,882
McMoRan Exploration Company	*	2,210	30,940
MDU Resources Group, Inc.		9,309	261,024
Meridian Resource Corporation	*	11,330	34,217
Metretek Technologies, Inc.	*†	2,650	40,916
National Fuel Gas Company		4,182	181,122
New Jersey Resources Corporation		1,541	78,622
Newfield Exploration Company	*	7,228	329,235
Newpark Resources, Inc.	*	6,294	48,779
NGAS Resources, Inc. (Canada)	*†	6,300	50,400
Noble Energy, Inc.		9,678	603,810
Northwest Natural Gas Company		1,634	75,474
NuStar Energy, LP		2,110	144,535
NuStar GP Holdings LLC		1,180	$45,147
Oceaneering International, Inc.	*	2,932	154,340
ONEOK Partners, LP	†	2,505	171,467
Oneok, Inc.		5,569	280,733
Parallel Petroleum Corporation	*	2,560	56,064
Parker Drilling Company	*†	5,736	60,457
Patterson-UTI Energy, Inc.		9,257	242,626
Penn Virginia Corporation		2,000	80,400
Petrohawk Energy Corporation	*	9,726	154,254
Petroleum Development Corporation	*	1,030	48,904
Petroquest Energy, Inc.	*	3,600	52,344
Piedmont Natural Gas Company	†	4,232	104,319
Pioneer Drilling Company	*	2,930	43,686
Pioneer Natural Resources Company		6,683	325,529
Plains All American Pipeline, LP		4,277	272,231
Plains Exploration & Production Company	*	4,247	203,049
Pogo Producing Company	†	2,978	151,253
Pride International, Inc.	*	9,217	345,269
Quest Resource Corporation	*	5,130	59,918
Quicksilver Resources, Inc.	*†	2,850	127,053
Range Resources Corporation		7,840	293,294
Resource America, Inc. Class A		1,547	31,884
Rosetta Resources, Inc.	*	2,500	53,850
RPC, Inc.		2,280	38,851
SEACOR Holdings, Inc.	*	1,334	124,542
SEMCO Energy, Inc.	*	3,180	24,709
South Jersey Industries, Inc.		1,794	63,472
Southern Union Company		6,540	213,139
Southwest Gas Corporation		3,043	102,884
Southwestern Energy Company	*	9,446	420,347
St. Mary Land & Exploration Company		2,954	108,175
Stone Energy Corporation	*	1,249	42,791
Sulphco, Inc.	*†	8,130	29,349
Sunoco Logistics Partners, LP	†	970	58,278
Superior Energy Services, Inc.	*	4,830	192,814
Swift Energy Company	*†	1,642	70,212
Syntroleum Corporation	*†	9,066	25,022
TC Pipelines, LP		800	31,544
Teppco Partners, LP		4,240	188,086
Tesoro Petroleum Corporation		7,806	446,113
Tetra Technologies, Inc.	*	4,342	122,444
Tidewater, Inc.	†	3,261	231,140
Todco	*	3,353	158,295
Toreador Resources Corporation	*†	2,250	33,750
Transmeridian Exploration, Inc.	*†	12,000	21,120
Trico Marine Services, Inc.	*†	600	24,528
Tri-Valley Corporation	*†	2,100	16,590
TXCO Resources, Inc.		3,031	31,159
UGI Corporation		5,800	158,224
Ultra Petroleum Corporation	*	8,294	458,161
Unit Corporation	*	2,763	173,820
VAALCO Energy, Inc.	*	3,610	17,436
Vectren Corporation		3,776	101,688
W&T Offshore, Inc.		1,400	39,186
Warren Resources, Inc.	*†	3,440	40,179
Wd-40 Company		950	31,227
Western Refining, Inc.		2,380	137,564
WGL Holdings, Inc.		2,886	94,199
W-H Energy Services, Inc.	*	1,748	108,219
Whiting Petroleum Corporation	*	2,153	87,240
Williams Partners, LP		1,272	61,412
			18,576,079

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Pharmaceuticals—5.1%
Aastrom Biosciences, Inc.	*	3,290	$4,409
Abraxis BioScience, Inc.		1,744	38,769
Accelrys, Inc.	*	3,326	20,921
Adams Respiratory Therapeutics, Inc.	*†	1,820	71,690
Adolor Corporation	*†	2,738	10,158
Advanced Magnetics, Inc.	*	680	39,549
Affymetrix, Inc.	*†	3,535	87,986
Albany Molecular Research, Inc.	*	1,371	20,359
Alexion Pharmaceuticals, Inc.	*	2,228	100,394
Alfacell Corporation	*†	2,756	6,862
Alkermes, Inc.	*	5,949	86,855
Allscripts Healthcare Solutions, Inc.	*†	2,300	58,604
Alpharma, Inc. Class A		2,513	65,363
Alseres Pharmaceuticals, Inc.	†	724	2,223
Amylin Pharmaceuticals, Inc.	*†	6,868	282,687
Anesiva, Inc.	*	1,779	10,941
Antigenics, Inc.	*†	1,707	4,882
Applera Corporation—Celera Group	*	4,519	56,036
Arena Pharmaceuticals, Inc.	*†	4,029	44,279
Ariad Pharmaceuticals, Inc.	*†	5,713	31,364
ArQule, Inc.	*†	4,724	33,304
Array BioPharma, Inc.	*	4,170	48,664
Atherogenics, Inc.	*†	2,914	6,236
AVANIR Pharmaceuticals Class A	*	9,525	22,765
Avant Immunotherapeutics, Inc.	*	6,670	5,536
AVI BioPharma, Inc.	*†	7,700	21,560
Bare Escentuals, Inc.	*†	2,302	78,613
Bentley Pharmaceuticals, Inc.	*	2,011	24,414
BioCryst Pharmaceuticals, Inc.	*†	1,300	10,049
Bioenvision, Inc.	*	6,140	35,489
BioMarin Pharmaceuticals, Inc.	*†	5,500	98,670
BioScrip, Inc.	*	3,476	16,685
Bradley Pharmaceuticals, Inc.	*†	1,581	34,324
Cambrex Corporation		2,958	39,253
Cell Genesys, Inc.	*†	4,053	13,578
Cell Therapeutics, Inc.	†	797	2,431
Cephalon, Inc.	*†	3,528	283,616
Charles River Laboratories International, Inc.	*	3,766	194,401
Ciphergen Biosystems, Inc.	*	1,500	1,455
Collagenex Pharmaceuticals, Inc.	*	1,558	19,319
Columbia Laboratories, Inc.	*	5,940	14,315
Cubist Pharmaceuticals, Inc.	*†	3,073	60,569
CuraGen Corporation	*	6,958	13,707
CV Therapeutics, Inc.	*†	2,624	34,663
Cypress Bioscience, Inc.	*	4,031	53,451
Cytogen Corporation	*	2,255	4,397
CytRx Corporation	*†	4,200	13,104
DataTRAK International, Inc.	*	1,359	6,224
Dendreon Corporation	*†	7,889	55,854
Digene Corporation	*†	1,536	92,237
Discovery Laboratories, Inc.	*†	10,296	29,138
Durect Corporation	*	7,330	28,221
Dyax Corporation	*	3,200	13,408
Emisphere Technologies, Inc.	*	3,412	16,514
Encysive Pharmaceuticals, Inc.	*†	9,599	17,086
Endo Pharmaceuticals Holdings, Inc.	*	7,176	245,634
EntreMed, Inc.	*	1,390	2,127
EpiCept Corporation	*†	481	1,034
EPIX Pharmaceuticals, Inc.	*†	3,320	18,625
Exact Sciences Corporation	*	1,250	3,613
Exelixis, Inc.	*	6,955	$84,156
Genaera Corporation		797	2,295
Gene Logic, Inc.	*	950	1,311
Genelabs Technologies	*†	721	1,694
Genentech, Inc.	*	25,978	1,965,495
Genitope Corporation	*†	2,890	11,155
Gen-Probe, Inc.	*	3,040	183,677
Geron Corporation	*†	5,440	38,298
GTC Biotherapeutics, Inc.	*	3,988	4,626
GTx, Inc.	*	1,710	27,685
Hana Biosciences, Inc.	*†	3,510	5,792
Hemispherx Biopharma, Inc.	*†	4,821	6,364
Henry Schein, Inc.	*†	5,282	282,217
Herbalife Ltd. (Cayman Islands)	*	2,390	94,764
Heska Corporation	*	4,463	10,399
Hi-Tech Pharmacal Company, Inc.	*	2,404	28,704
Hollis-Eden Pharmaceuticals	*	3,834	7,821
Human Genome Sciences, Inc.	*†	6,428	57,338
Idexx Laboratories, Inc.	*	1,819	172,132
Idenix Pharmaceuticals, Inc.	*	3,110	18,349
ImClone Systems, Inc.	*	3,274	115,769
Immtech Pharmaceuticals Inc.	*†	3,841	31,074
Immucor, Inc.	*	3,883	108,608
ImmunoGen, Inc.	*	1,903	10,562
Incyte Corporation	*†	4,623	27,738
Indevus Pharmaceuticals, Inc.	*†	3,237	21,785
Inspire Pharmaceuticals, Inc.	*†	4,570	28,882
InterMune, Inc.	*†	1,586	41,141
Introgen Therapeutics, Inc.	*†	2,150	7,740
Inverness Medical Innovations, Inc.	*	2,491	127,091
Invitrogen Corporation	*	2,852	210,335
Isis Pharmaceuticals, Inc.	*†	4,346	42,069
Kendle International, Inc.	*	790	29,048
Keryx Biopharmaceuticals, Inc.	*	3,220	31,459
Kosan Biosciences, Inc.	*	2,000	10,440
KV Pharmaceutical Company Class A	*	2,180	59,383
Lexicon Pharmaceuticals, Inc.	*	7,724	24,794
LifeCell Corporation	*	1,850	56,499
Lifecore Biomedical, Inc.	*	1,730	27,455
Luminex Corporation	*†	1,355	16,680
Mannatech, Inc.	†	690	10,964
MannKind Corporation	*†	3,420	42,169
Martek Biosciences Corporation	*	1,769	45,941
Maxygen, Inc.	*	2,991	25,633
Medarex, Inc.	*†	6,332	90,484
Medicines Company	*	2,718	47,891
Medicis Pharmaceutical Corporation Class A	†	2,862	87,405
Medifast, Inc.	*†	2,284	20,442
Meridian Bioscience, Inc.		2,700	58,482
MGI Pharma, Inc.	*	4,974	111,268
Millennium Pharmaceuticals, Inc.	*	17,936	189,584
Monogram Biosciences, Inc.	*	9,010	15,227
Myriad Genetics, Inc.	*†	2,461	91,525
Nabi Biopharmaceuticals	*	6,806	31,308
Nastech Pharmaceutical Company, Inc.	*†	3,350	36,549
Natrol, Inc.	*	1,145	3,847
NBTY, Inc.	*	3,365	145,368
Nektar Therapeutics	*†	4,738	44,964
NeoPharm, Inc.	*	965	1,110
Neose Technologies, Inc.	*	5,705	14,091
Neurobiological Technologies	*	3,137	5,552
Neurocrine Biosciences, Inc.	*†	2,039	22,898
Neurogen Corporation	*	1,873	12,437
NitroMed, Inc.	*†	2,250	4,950
Northfield Laboratories, Inc.	*†	1,890	2,684

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Novavax, Inc.	*†	4,170	$12,093
Noven Pharmaceuticals, Inc.	*	1,350	31,658
NPS Pharmaceuticals, Inc.	*	3,900	16,146
Nu Skin Enterprises, Inc. Class A		3,019	49,814
Nuvelo, Inc.	*	8,720	23,718
Omnicare, Inc.		6,437	232,118
Onyx Pharmaceuticals, Inc.	*†	2,885	77,607
OraSure Technologies, Inc.	*	4,328	35,403
Oscient Pharmaceuticals Corporation	*†	4,064	18,572
OSI Pharmaceuticals, Inc.	*†	3,581	129,668
Pain Therapeutics, Inc.	*	3,499	30,476
Palatin Technologies, Inc.	*	2,104	4,166
Panacos Pharmaceuticals, Inc.	*	2,667	8,614
Par Pharmaceutical Companies, Inc.	*	1,702	48,047
Parexel International Corporation	*	1,844	77,559
PDL BioPharma, Inc.	*	6,371	148,444
Penwest Pharmaceuticals Company	*†	5,730	71,453
Peregrine Pharmaceuticals, Inc.	*†	9,115	7,019
Perrigo Company		5,083	99,525
Pharmaceutical Product Development, Inc.		5,649	216,187
Pharmacopeia Inc.	*	4,683	25,991
Pharmacyclics, Inc.	*	1,701	4,627
PharmaNet Development Group, Inc.	*	1,036	33,028
Pharmion Corporation	*†	1,640	47,478
Poniard Pharmaceuticals, Inc.	*	3,696	25,133
Pozen, Inc.	*	1,922	34,731
Prestige Brands Holdings, Inc.	*	2,900	37,642
Progenics Pharmeceuticals, Inc.	*	1,383	29,831
Quidel Corporation	*	2,820	49,519
Ramtron International Corporation	*	1,920	6,144
Regeneration Technologies, Inc.	*	3,227	36,304
Regeneron Pharmaceuticals, Inc.	*	3,602	64,548
Renovis, Inc.	*	1,580	5,688
Rentech, Inc.	*	14,020	36,312
Rigel Pharmaceuticals, Inc.	*	2,990	26,641
Salix Pharmaceuticals Ltd.	*	2,346	28,856
Savient Pharmaceuticals, Inc.	*	4,700	58,374
Sciclone Pharmaceuticals, Inc.	*	4,800	11,760
Sciele Pharma, Inc.	*†	1,614	38,026
SCOLR Pharma, Inc.	*†	2,400	5,304
Senomyx, Inc.	*†	2,620	35,370
Sepracor, Inc.	*	6,136	251,699
Sequenom, Inc.	*†	3,594	16,245
SIGA Technologies, Inc.	*	4,650	15,299
StemCells, Inc.	*†	3,500	8,085
SuperGen, Inc.	*	3,719	20,678
Symyx Technologies, Inc.	*†	1,965	22,617
Tanox, Inc.	*†	1,721	33,405
Targeted Genetics Corporation	*†	3,456	9,400
Telik, Inc.	*†	6,069	20,513
Theravance, Inc.	*	3,130	100,160
Third Wave Technologies, Inc.	*	5,437	31,806
Titan Pharmaceuticals, Inc.	*	4,244	9,209
TorreyPines Therapeutics, Inc.	*	347	2,408
Trimeris, Inc.	*	4,014	27,456
United Therapeutics Corporation	*†	1,264	80,593
USANA Health Sciences, Inc.	*†	743	33,242
Valeant Pharmaceuticals International		4,744	79,177
Vertex Pharmaceuticals, Inc.	*	7,036	200,948
Vion Pharmaceuticals, Inc.	*†	4,504	4,864
Viropharma, Inc.	*	4,402	$60,748
Warner Chilcott Ltd. Class A (Bermuda)	*	4,334	78,402
XOMA Ltd.	*	12,047	36,623
Zymogenetics, Inc.	*†	2,343	34,231
			11,111,613
Public Administration—0.1%
Corrections Corporation of America	*	3,355	211,734
Geo Group, Inc. (The)	*	2,456	71,470
			283,204
Real Estate—5.9%
Acadia Realty Trust REIT		2,059	53,431
Affordable Residential Communities	*†	3,923	46,370
Agree Realty Corporation REIT		1,045	32,656
Alexander’s, Inc. REIT	*†	119	48,106
Alexandria Real Estate Equities, Inc. REIT		1,563	151,330
AMB Property Corporation REIT		5,651	300,746
American Campus Communities, Inc. REIT		1,200	33,948
American Financial Realty Trust REIT		6,305	65,068
American Home Mortgage Investment Corporation REIT	†	2,607	47,917
American Land Lease, Inc. REIT		729	18,225
American Mortgage Acceptance Corporation REIT		1,732	17,407
American Real Estate Partners, LP		533	54,227
Annaly Capital Management Inc.	†	14,525	209,451
Anthracite Capital, Inc. REIT	†	3,940	46,098
Anworth Mortgage Asset Corporation REIT		3,855	34,888
Arbor Realty Trust, Inc. REIT		1,450	37,425
Arizona Land Income Corporation REIT Class A	†	1,050	9,083
Ashford Hospitality Trust, Inc. REIT		6,130	72,089
Associated Estates Realty Corporation REIT		2,550	39,755
BioMed Realty Trust, Inc. REIT	†	4,010	100,731
Brandywine Realty Trust REIT	†	5,086	145,358
BRE Properties Class A	†	2,563	151,960
Brookfield Properties Company (Canada)		11,730	285,156
BRT Realty Trust REIT		916	23,825
California Coastal Communities, Inc.	*	1,028	17,414
Camden Property Trust REIT		3,014	201,848
Capital Alliance Income Trust Ltd. REIT	*	799	6,392
Capital Lease Funding, Inc. REIT		2,320	24,940
Capital Trust Class A		923	31,511
CapitalSource, Inc.	†	7,471	183,712
Capstead Mortgage Corporation REIT		3,102	30,089
CBL & Associates Properties, Inc. REIT		3,838	138,360
Cedar Shopping Centers, Inc. REIT		2,659	38,157
Colonial Properties Trust REIT	†	2,752	100,310
Consolidated-Tomoka Land Company		530	36,724
Corporate Office Properties Trust SBI MD REIT		2,320	95,143
Cousins Properties, Inc. REIT		2,338	67,825

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Crescent Real Estate EQT Company REIT	4,528	$101,608
DCT Industrial Trust, Inc. REIT †	10,500	112,980
Deerfield Triarc Capital Corporation REIT †	1,990	29,114
DiamondRock Hospitality Company REIT	4,800	91,584
Digital Realty Trust, Inc. REIT †	2,650	99,852
Douglas Emmett, Inc. REIT	5,670	140,276
Duke Realty Corporation REIT	7,667	273,482
Eagle Hospitality Properties Trust, Inc. REIT	1,200	15,792
Eastgroup Properties, Inc. REIT	1,308	57,317
Education Realty Trust, Inc. REIT	1,700	23,851
Entertainment Properties Trust REIT	1,519	81,692
Equity Inns, Inc. REIT	3,295	73,808
Equity Lifestyle Properties, Inc. REIT	1,281	66,855
Equity One, Inc. REIT	1,808	46,194
Essex Property Trust, Inc. REIT	1,417	164,797
Extra Space Storage, Inc. REIT	4,170	68,805
Federal Realty Investment Trust REIT	2,881	222,586
FelCor Lodging Trust, Inc. REIT	3,135	81,604
Fieldstone Investment Corporation REIT	9,850	35,854
First Industrial Realty Trust, Inc. REIT †	2,420	93,799
First Potomac Realty Trust REIT	1,240	28,880
Forest City Enterprises, Inc. Class A	4,118	253,175
Franklin Street Properties Corporation REIT	3,670	60,702
Friedman Billings Ramsey Group, Inc. Class A †	8,470	46,246
Getty Realty Corporation REIT	1,418	37,265
Glimcher Realty Trust REIT	2,205	55,125
GMH Communities Trust REIT	2,460	23,837
Grubb and Ellis Company *	2,553	29,615
Health Care Property Investors, Inc. REIT †	11,094	320,949
Health Care REIT, Inc. †	3,917	158,090
Healthcare Realty Trust, Inc. REIT †	2,871	79,756
Hersha Hospitality Trust REIT	3,010	35,578
Highland Hospitality Corporation REIT	4,490	86,208
Highwoods Properties, Inc. REIT	3,363	126,113
HMG Courtland Properties REIT *	1,250	15,250
Home Properties, Inc. REIT †	2,101	109,105
HomeBanc Corporation REIT †	7,570	9,614
Hospitality Properties Trust REIT	5,104	211,765
HRPT Properties Trust REIT	10,403	108,191
IMPAC Mortgage Holdings, Inc. REIT †	3,518	16,218
Inland Real Estate Corporation REIT †	3,790	64,354
Innkeepers USA Trust REIT	3,005	53,279
iStar Financial, Inc. REIT	6,892	305,522
JER Investors Trust, Inc. REIT †	2,190	32,850
Jones Lang Lasalle, Inc.	1,961	222,574
Kilroy Realty Corporation REIT	1,887	133,675
Kite Realty Group Trust REIT	2,870	54,587
KKR Financial Holdings LLC	4,560	113,590
LaSalle Hotel Properties REIT	2,060	89,445
Lexington Corporate Properties Trust REIT †	4,080	84,864
Liberty Property Trust REIT †	5,062	222,374
LTC Properties, Inc. REIT	1,460	$33,215
Luminent Mortgage Capital, Inc. REIT †	3,939	39,745
Macerich Company (The) REIT	3,990	328,856
Mack-Cali Realty Corporation REIT	3,578	155,607
Maguire Properties, Inc. REIT	2,300	78,959
MFA Mortgage Investments, Inc. REIT	4,880	35,526
Mid-America Apartment Communities, Inc. REIT	1,300	68,224
Mission West Properties REIT	1,418	19,767
Monmouth Capital Corporation	2,974	16,416
Monmouth Class A REIT	2,978	25,879
National Health Investors, Inc. REIT	1,198	38,001
National Retail Properties, Inc. REIT	3,137	68,575
Nationwide Health Properties, Inc. REIT †	4,542	123,542
Newcastle Investment Corporation REIT	2,675	67,062
NorthStar Realty Finance Corporation REIT †	3,990	49,915
Novastar Financial, Inc. REIT †	5,821	40,631
Omega Healthcare Investors, Inc. REIT	3,330	52,714
Opteum, Inc. Class A REIT	1,800	4,896
Parkway Properties, Inc. REIT †	1,147	55,090
Pennsylvania REIT	1,941	86,045
PMC Commercial Trust REIT	2,035	26,760
Post Properties, Inc. REIT †	2,448	127,614
Potlatch Corporation	2,078	89,458
PS Business Parks, Inc. REIT	1,123	71,165
RAIT Financial Trust	3,172	82,535
Ramco-Gershenson Properties REIT	1,412	50,733
Rayonier, Inc. REIT	3,937	177,716
Realty Income Corporation REIT †	5,830	146,858
Redwood Trust, Inc. REIT †	1,229	59,459
Regency Centers Corporation REIT	3,896	274,668
Republic Property Trust REIT	1,350	16,538
Resource Capital Corporation	1,200	16,776
Saul Centers, Inc. REIT	882	39,999
Senior Housing Properties Trust REIT	4,186	85,185
SL Green Realty Corporation REIT	3,177	393,599
Sovran Self Storage, Inc. REIT	1,179	56,781
Spirit Finance Corporation REIT	6,090	88,670
St. Joe Company (The) †	4,047	187,538
Stewart Enterprises, Inc. Class A †	6,846	53,330
Strategic Hotels & Resorts Inc. †	4,710	105,928
Sun Communities, Inc. REIT	1,061	31,586
Sunstone Hotel Investors, Inc. REIT †	2,677	76,000
Tanger Factory Outlet Centers REIT	2,180	81,641
Taubman Centers, Inc. REIT	2,904	144,067
Thornburg Mortgage, Inc. REIT †	6,449	168,835
UDR, Inc. REIT	7,244	190,517
Universal Health Realty Income REIT	617	20,546
Urstadt Biddle Properties, Inc. REIT Class A	1,030	17,520
U-Store-It Trust REIT	3,040	49,826
Ventas, Inc. REIT	5,854	212,208
W.P. Carey & Company LLC	1,593	50,100
Washington REIT †	2,885	98,090
Weingarten Realty Investors REIT	4,314	177,305
Winston Hotels, Inc. REIT	2,884	43,260
		12,969,797

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Restaurants—0.9%
AFC Enterprises, Inc.	*	2,170	$37,519
Applebee’s International, Inc.		4,405	106,161
Back Yard Burgers, Inc.	*	1,698	10,765
Benihana, Inc.		340	6,824
Benihana, Inc. Class A		680	13,600
Bob Evans Farms, Inc.	†	2,055	75,727
Brinker International, Inc.		6,752	197,631
Buffalo Wild Wings, Inc.	*†	1,120	46,581
Burger King Holdings, Inc.		3,170	83,498
CEC Entertainment, Inc.	*	1,994	70,189
CKE Restaurants, Inc.		4,056	81,404
California Pizza Kitchen, Inc.	*	2,265	48,652
CBRL Group, Inc.	†	1,879	79,820
Cheesecake Factory (The)	*†	3,914	95,971
Chipotle Mexican Grill, Inc. Class A	*†	1,752	149,411
Cosi, Inc.	*	3,120	14,227
Domino’s Pizza, Inc.		2,750	50,243
IHOP Corporation	†	1,079	58,730
Jack in the Box, Inc.	*	1,878	133,225
Krispy Kreme Doughnuts, Inc.	*†	2,574	23,835
Landry’s Restaurants, Inc.		1,254	37,946
Luby’s, Inc.	*	3,380	32,651
O’Charley’s, Inc.	*	1,092	22,015
Papa John’s International, Inc.	*	1,581	45,470
PF Chang’s China Bistro, Inc.	*†	1,340	47,168
Rare Hospitality International, Inc.	*	2,025	54,209
Red Robin Gourmet Burgers, Inc.	*	1,203	48,565
Ruby Tuesday, Inc.		3,481	91,655
Sonic Corporation	*	4,259	94,209
Steak N Shake Company (The)	*	2,198	36,685
Texas Roadhouse, Inc. Class A	*	4,130	52,823
Triarc Companies Class B		4,026	63,208
			2,010,617
Retailers—2.4%
1-800-FLOWERS.COM, Inc.	*	2,113	19,926
99 Cents Only Stores	*	2,727	35,751
AC Moore Arts & Crafts, Inc.	*	877	17,198
Advance Auto Parts, Inc.		6,095	247,030
Alloy, Inc.	*	462	4,620
BJ’s Wholesale Club, Inc.	*	3,379	121,745
Barnes & Noble, Inc.		2,855	109,832
Bell Microproducts, Inc.	*	1,576	10,276
Big 5 Sporting Goods Corporation		1,892	48,246
Blue Nile, Inc.	*†	780	47,112
Bluefly, Inc.	*	2,341	2,318
Bombay Company, Inc. (The)	*	2,630	1,184
Borders Group, Inc.	†	3,582	68,273
Build-A-Bear Workshop, Inc.	*†	960	25,094
CSK Auto Corporation	*	1,990	36,616
Cabela’s, Inc. Class A	*	3,090	68,382
Casey’s General Stores, Inc.		3,169	86,387
Cash America International, Inc.		1,831	72,599
Central Garden & Pet Company	*	1,385	16,980
Central Garden and Pet Co. Class A	*	2,770	32,492
CKX, Inc.	*†	4,120	56,938
Coldwater Creek, Inc.	*†	3,983	92,525
Cost Plus, Inc./ California	*†	2,725	23,108
dELIA*s, Inc.	*	2,555	19,495
Design Within Reach, Inc.	*†	1,210	7,200
Dick’s Sporting Goods, Inc.	*	2,002	116,456
Dollar Tree Stores, Inc.	*	5,591	243,488
Drugstore.Com, Inc.	*	3,800	$10,222
Ezcorp, Inc.	*	3,000	39,720
Fastenal Company	†	7,528	315,122
Ferrellgas Partners, LP		2,612	63,001
Foot Locker, Inc.		8,181	178,346
Forward Industries, Inc.—N Y	*	630	2,092
Fred’s, Inc.	†	1,781	23,830
GameStop Corporation Class A	*	7,496	293,094
GSI Commerce, Inc.	*	1,470	33,384
Guitar Center, Inc.	*	1,720	102,873
Haverty Furniture Companies, Inc.		2,301	26,853
Hibbett Sports, Inc.	*	1,926	52,734
Jo-Ann Stores, Inc.	*	1,266	35,992
Kenneth Cole Productions, Inc. Class A		956	23,613
Kirkland’s, Inc.	*	833	3,174
Knoll, Inc.		2,839	63,594
K-Swiss, Inc. Class A	†	1,706	48,331
Longs Drug Stores Corporation		1,908	100,208
MarineMax, Inc.	*†	800	16,016
Marvel Entertainment, Inc.	*†	3,700	94,276
Men’s Wearhouse, Inc.		2,797	142,843
Movie Gallery, Inc.	*	5,886	11,183
MSC Industrial Direct Company Class A		2,782	153,010
Nitches, Inc.	*†	2,850	10,232
Nutri/System, Inc.	*†	1,970	137,585
O’Reilly Automotive, Inc.	*	6,174	225,660
Overstock.com, Inc.	*†	771	14,086
PC Connection, Inc.	*†	2,755	36,476
Petsmart, Inc.		7,904	256,485
Pier 1 Imports, Inc.	†	3,763	31,948
Priceline.com, Inc.	*†	1,989	136,724
Restoration Hardware, Inc.	*	2,795	15,596
Retail Ventures, Inc.	*	1,372	22,130
Rite Aid Corporation	*†	36,403	232,251
Saks, Inc.		6,702	143,088
Sharper Image Corporation	*†	649	7,392
Stamps.com, Inc.	*	1,050	14,469
Stein Mart, Inc.		1,591	19,506
Stride Rite Corporation		2,389	48,401
Systemax, Inc.	†	1,358	28,260
Tractor Supply Company	*†	1,869	97,281
Trans World Entertainment Corporation	*	1,932	8,964
Tuesday Morning Corporation	†	1,816	22,446
Tweeter Home Entertainment Group, Inc.	*†	1,129	192
Valuevision Media, Inc. Class A	*	1,742	19,719
Williams-Sonoma, Inc.	†	4,938	155,942
Zale Corporation	*	2,902	69,097
			5,218,712
Social Services—0.1%
Bright Horizons Family Solutions, Inc.	*†	1,710	66,536
Providence Service Corporation		790	21,109
Res-Care, Inc.	*	1,222	25,833
			113,478
Telephone Systems—1.8%
Adtran, Inc.		3,507	91,077
Alaska Communications Systems Group, Inc.		2,850	45,144
Audiovox Corporation Class A	*	1,218	15,797
Brightpoint, Inc.	*†	3,031	41,797
Centennial Communications Corporation	*	1,166	11,065

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cincinnati Bell, Inc.	*	16,626	$96,098
Covad Communications Group, Inc.	*	13,041	11,737
D&E Communications, Inc.		1,712	31,398
Deltathree, Inc.	*	2,553	3,268
Dobson Communications Corporation Class A	*	8,796	97,724
Equinix, Inc.	*†	1,343	122,844
FiberTower Corporation	*	6,580	28,491
General Communication Class A	*	3,847	49,280
Global Crossing Ltd. (Bermuda)	*†	1,360	25,677
Global Payments, Inc.		4,620	183,183
Harris Stratex Networks, Inc.	*	1,510	27,150
Hickory Tech Corporation		652	5,933
IDT Corporation Class B	†	4,800	49,536
Iowa Telecommunications Services, Inc.		2,435	55,348
iPCS, Inc.	*	940	31,838
j2 Global Communications, Inc.	*	2,554	89,135
LCC International, Inc. Class A	*	1,000	4,420
Leap Wireless International, Inc.	*	2,880	243,360
Level 3 Communications, Inc.	*†	59,925	350,561
Mastec, Inc.	*	2,049	32,415
MetroPCS Communications, Inc.		2,807	92,743
NeuStar, Inc. Class A	*†	4,120	119,356
NII Holdings, Inc. Class B	*†	8,040	649,150
North Pittsburgh Systems, Inc.		1,480	31,450
Novatel Wireless, Inc.	*	2,949	76,733
NTELOS Holdings Corporation	*	1,200	33,168
RCN Corporation	*	2,170	40,774
Rural Cellular Corporation Class A	*	1,266	55,463
SAVVIS, Inc.	*	1,078	53,372
SunCom Wireless Holdings, Inc. Class A		269	4,977
SureWest Communications		1,674	45,600
Telecommunication Systems, Inc.	*	6,400	32,512
Telephone & Data Systems, Inc.		4,298	268,926
Telephone & Data Systems, Inc.		1,827	105,144
Time Warner Telecom, Inc. Class A	*	8,061	162,026
US Cellular Corporation	*	921	83,443
Virgin Media, Inc.		15,170	369,693
Wireless Facilities, Inc.	*†	2,399	4,030
			3,972,836
Textiles, Clothing & Fabrics—1.0%
Albany International Corporation Class A	†	1,437	58,112
Brown Shoe Company, Inc.		2,496	60,703
Columbia Sportswear Company	†	940	64,559
CROCS, Inc.	*	4,600	197,938
Culp, Inc.	*	888	8,001
Deckers Outdoor Corporation	*	840	84,756
Genesco, Inc.	*†	1,421	74,333
Guess ?, Inc.		3,690	177,268
Gymboree Corporation	*	1,960	77,244
Hanesbrands, Inc.	*	5,900	159,477
Iconix Brand Group, Inc.	*	3,317	73,704
Interface, Inc. Class A		3,470	65,444
Kellwood Company		1,171	32,929
Mohawk Industries, Inc.	*†	3,041	306,502
Mothers Work, Inc.	*	684	21,389
Oxford Industries, Inc.		956	42,389
Phillips-Van Heusen Corporation		3,157	191,219
Quaker Fabric Corporation	*	2,550	2,907
Quiksilver, Inc.	*	6,280	88,736
Skechers U.S.A., Inc. Class A	*	1,680	$49,056
Sport-Haley, Inc.		1,043	4,203
Steven Madden Ltd.		1,528	50,057
Tag-It Pacific, Inc.	*	1,335	1,428
Tarrant Apparel Group	*	1,107	1,328
Timberland Company Class A	*	3,249	81,842
Warnaco Group, Inc. (The)	*	2,900	114,086
Wolverine World Wide, Inc.		3,299	91,415
			2,181,025
Transportation—2.3%
Alexander & Baldwin, Inc.	†	2,596	137,874
American Commercial Lines, Inc.	*†	2,906	75,701
Arctic Cat, Inc.		1,738	34,412
Arkansas Best Corporation		1,383	53,896
Arlington Tankers Ltd. (Bermuda)		1,590	45,601
Celadon Group, Inc.	*	1,972	31,355
Con-way, Inc.		2,747	138,009
Dynamex, Inc.	*	760	19,403
Eagle Bulk Shipping, Inc.	†	2,303	51,610
Excel Maritime Carriers Ltd. (Liberia)	*	1,400	35,252
Expedia, Inc.	*	13,936	408,185
Expeditors International Washington, Inc.		12,006	495,848
Fleetwood Enterprises, Inc.	*†	4,000	36,200
Florida East Coast Industries	†	1,393	115,591
Forward Air Corporation		1,912	65,180
Freightcar America, Inc.		930	44,491
GATX Corporation		2,367	116,575
Genco Shipping & Trading Ltd.	†	858	35,401
General Maritime Corporation	†	1,283	34,359
Genesee & Wyoming, Inc. Class A	*	2,371	70,751
Gulfmark Offshore, Inc.	*	1,000	51,220
Heartland Express, Inc.		4,044	65,917
Hertz Global Holdings Inc.	*	5,510	146,401
Hornbeck Offshore Services, Inc.	*†	1,340	51,938
HUB Group, Inc. Class A	*	2,580	90,713
JB Hunt Transport Services, Inc.		6,083	178,354
Kansas City Southern	*	3,954	148,433
Kirby Corporation	*	2,958	113,558
K-Sea Transportation Partners, LP		470	22,161
Laidlaw International, Inc.		4,599	158,895
Landstar System, Inc.		3,156	152,277
Macquarie Infrastructure Company LLC	†	2,150	89,182
Martin Midstream Partners, LP	†	1,200	49,800
Mobile Mini, Inc.	*	1,880	54,896
Odyssey Marine Exploration, Inc.		3,340	20,073
Old Dominion Freight Line, Inc.	*	1,783	53,757
Overseas Shipholding Group		1,658	134,961
P.A.M. Transportation Services, Inc.	*	1,139	20,821
Pacer International, Inc.		2,275	53,508
Polaris Industries, Inc.	†	2,090	113,194
Quality Distribution, Inc.	*	914	10,264
Royal Caribbean Cruises Ltd.		7,250	311,605
Rural/Metro Corporation	*†	1,600	9,136
Saia, Inc.	*	902	24,589
Ship Finance International Ltd. (Bermuda)	†	2,540	75,387
Sirva, Inc.	*	1,337	2,647
Teekay Corporation (Bahama Islands)		2,350	136,089
Thor Industries, Inc.		2,026	91,454
Trinity Industries, Inc.		4,551	198,151
UTI Worldwide, Inc. (Luxembourg)	†	4,810	128,860

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
US Shipping Partners, LP	†	1,660	$34,196
Wabtec Corporation		3,117	113,864
Werner Enterprises, Inc.	†	2,916	58,757
YRC Worldwide, Inc.	*	3,388	124,678
			5,135,430
Water Companies—0.2%
American States Water Company	†	920	32,724
Aqua America, Inc.	†	7,059	158,757
California Water Service Group		965	36,178
Connecticut Water Service, Inc.		500	12,185
Middlesex Water Company		550	10,566
Pico Holdings, Inc.	*	970	41,962
SJW Corporation		1,012	33,700
Southwest Water Company	†	2,215	28,286
			354,358
TOTAL COMMON STOCKS
(Cost $142,168,403)			210,766,134

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.645%	09/20/2007		$40,000	39,577
4.585%	09/20/2007	**	250,000	247,389
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $286,966)				286,966

		Shares	Value
RIGHTS—0.0%
Textiles, Clothing & Fabrics—0.0%
Mossimo, Inc. Rights, Expires TBD	*‡d
(Cost $—)		2,807	—

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Pegasus Wireless Corporation Warrants, Expires 08/11/2008	‡d	200	—
(Cost $—)			—

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—22.3%
Institutional Money Market Funds—0.4%
Reserve Primary Money Market Fund
5.230%	07/02/2007	††	$757,928	757,928

Coupon Rate	Maturity Date		Face	Value
Bank & Certificate Deposits/ Offshore Time Deposits—19.9%
Abbey National PLC
5.280%	07/05/2007	††	$568,446	$568,446
BancoBilbao Vizcaya Argentaria SA
5.300%	08/10/2007	††	378,964	378,964
Bank of Montreal
5.310%	08/14/2007	††	378,964	378,964
Bank of Montreal
5.290%	07/02/2007	††	757,928	757,928
Bank of Montreal
5.280%	07/03/2007	††	757,928	757,928
Bank of Nova Scotia
5.290%	07/11/2007	††	947,411	947,411
Bank of Nova Scotia
5.280%	07/09/2007	††	568,446	568,446
Barclays
5.320%	09/04/2007	††	378,964	378,964
Barton Capital LLC
5.310%	07/12/2007	††	568,446	568,446
BNP Paribas
5.350%	07/02/2007	††	1,136,893	1,136,893
CAFCO Funding LLC
5.310%	07/16/2007	††	378,964	378,964
Calyon
5.380%	07/02/2007	††	1,136,893	1,136,893
Canadian Imperial Bank of Commerce
5.300%	07/30/2007	††	1,894,821	1,894,821
Clipper Receivables Corp
5.310%	07/10/2007	††	1,136,893	1,136,893
CRC Funding LLC
5.310%	07/16/2007	††	568,446	568,446
Credit Suisse First Boston Corporation
5.290%	07/13/2007	††	568,446	568,446
Credit Suisse First Boston Corporation
5.290%	07/18/2007	††	1,326,375	1,326,375
Den Danske Bank
5.280%	07/09/2007	††	757,928	757,928
Falcon Asset Securitization Corporation
5.310%	07/17/2007	††	265,275	265,275
First Tennessee Bank
5.300%	07/18/2007	††	378,964	378,964
Fortis Bank
5.300%	07/20/2007	††	947,410	947,410
Greyhawk Funding
5.290%	07/02/2007	††	378,964	378,964
Jupiter Securitization Corporation
5.320%	07/26/2007	††	568,446	568,446
Lexington Parker Capital Company
5.290%	07/03/2007	††	378,964	378,964
Liberty Street Funding Corporation
5.330%	07/31/2007	††	265,275	265,275
Liberty Street Funding Corporation
5.290%	07/18/2007	††	757,928	757,928
Liberty Street Funding Corporation
5.280%	07/02/2007	††	757,928	757,928
Lloyds TSB Bank
5.280%	07/17/2007	††	378,964	378,964
Merrill Lynch & Company
5.340%	07/02/2007	††	6,821,355	6,821,355
Morgan Stanley & Company
5.370%	07/02/2007	††	3,979,124	3,979,124
National Australia Bank
5.320%	07/02/2007	††	1,136,893	1,136,893
Old Line Funding LCC
5.320%	07/12/2007	††	378,964	378,964
Paradigm Funding LLC
5.310%	07/16/2007	††	378,964	378,964

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Paradigm Funding LLC
5.300%	07/10/2007	††	$1,887,039	$1,887,039
Park Avenue Receivables Corp
5.300%	07/09/2007	††	1,887,039	1,887,039
Rabobank Nederland
5.330%	07/02/2007	††	1,136,893	1,136,893
Rabobank Nederland
5.280%	07/05/2007	††	947,410	947,410
Ranger Funding Corporation
5.330%	08/02/2007	††	947,410	947,410
Royal Bank of Scotland
5.270%	07/11/2007	††	757,928	757,928
Sheffield Receivables Corporation
5.290%	07/06/2007	††	189,482	189,482
Skandinaviska Enskilda Banken AB
5.290%	07/19/2007	††	947,410	947,410
Svenska Handlesbanken
5.300%	07/02/2007	††	1,567,709	1,567,709
Wells Fargo
5.280%	07/12/2007	††	947,410	947,410
Wells Fargo
5.260%	07/02/2007	††	378,964	378,964
				43,579,268
Floating Rate Instruments/Master Notes—2.0%
Bank of America
5.310%	07/10/2007	††	947,411	947,411
Bank of America
5.300%	09/17/2007	††	1,894,821	1,894,821
Bank of America
5.270%	07/16/2007	††	568,446	568,446
Bank of America
5.270%	08/17/2007	††	947,410	947,410
				4,358,088
TOTAL CASH EQUIVALENTS
(Cost $48,695,284)				48,695,284

REPURCHASE AGREEMENTS—3.1%
Investors Bank & Trust Repurchase Agreement dated 06/29/2007 due 07/02/2007, with a maturity value of $6,746,873 and effective yield of 4.65% collateralized by U.S. Government Agency Obligations with rates ranging from 8.275% to 8.495%, maturity dates ranging from 01/25/2027 to 04/25/2028 and an aggregate market value of $7,081,473.			6,744,260	6,744,260
TOTAL INVESTMENTS—121.8%
(Cost $197,894,913)				266,492,644
Other assets less liabilities—(21.8%)				(47,702,718)
NET ASSETS—100.0%				$218,789,926

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

d	Security has no market value at 06/30/2007.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—96.6%
Australia—6.1%
ABC Learning Centres Ltd.	3,700	$21,677
AGL Energy Ltd.	7,248	93,250
Alinta Ltd.	8,087	104,430
Alumina Ltd.	20,052	132,965
Amcor Ltd.	11,838	75,056
AMP Ltd.	30,846	264,427
Ansell Ltd.	1,154	11,937
APN News & Media Ltd.	3,565	17,684
Aristocrat Leisure Ltd.	6,119	74,496
Asciano Group *	9,173	78,877
ASX Ltd.	2,787	114,914
Australia & New Zealand Banking Group Ltd.	30,172	741,976
AXA Asia Pacific Holdings Ltd.	14,164	89,165
Babcock & Brown Ltd.	3,777	102,516
BHP Billiton Ltd.	57,201	1,711,320
BHP Steel Ltd.	12,806	112,219
Billabong International Ltd.	3,672	55,822
Boral Ltd.	7,953	59,109
Brambles Ltd. *	26,723	275,838
Caltex Australia Ltd.	2,904	58,223
Centro Properties Group	11,741	84,533
CFS Retail Property Trust	24,195	44,010
Challenger Financial Services Group Ltd.	5,236	25,827
Coca-Cola Amatil Ltd.	11,883	96,059
Cochlear Ltd.	767	39,653
Coles Group Ltd.	19,401	265,216
Commonwealth Bank of Australia	21,018	984,493
Commonwealth Property Office Fund	28,508	40,492
Computershare Ltd.	9,803	93,653
CSL Ltd.	3,295	245,575
CSR Ltd.	18,904	55,707
DB RREEF Trust	34,466	57,289
Downer EDI Ltd.	8,525	53,192
Fortescue Metals Group, Ltd.	2,113	60,438
Foster’s Group Ltd.	31,606	170,767
Futuris Corporation Ltd.	5,023	11,845
General Property Trust	30,675	121,061
Goodman Fielder Ltd.	12,355	25,457
Harvey Norman Holdings Ltd.	10,998	49,254
Iluka Resources Ltd.	1,488	7,765
ING Industrial Fund	16,122	31,966
Insurance Australia Group Ltd.	31,863	153,883
Investa Property Group	18,616	46,016
John Fairfax Holdings Ltd.	24,051	95,804
Leighton Holdings Ltd.	2,521	87,981
Lend Lease Corporation Ltd.	6,835	107,424
Lion Nathan Ltd.	2,567	20,171
Macquarie Airports	17,294	59,171
Macquarie Bank Ltd.	4,238	304,771
Macquarie Communications Infrastructure Group	3,831	20,527
Macquarie Goodman Group	24,482	139,115
Macquarie Infrastructure Group	40,325	122,978
Macquarie Office Trust NPV	42,146	59,676
Mayne Group Ltd.	13,005	45,003
Meinl European Land Ltd. *	5,430	155,358
Mirvac Group	19,844	95,835
Multiplex Group	13,912	57,987
National Australia Bank Ltd.	26,454	920,482
Newcrest Mining Ltd.	5,712	110,378
OneSteel Ltd.	7,510	40,902
Orica Ltd.	5,586	140,930
Origin Energy Ltd.	11,982	$100,877
Pacific Brands Ltd.	4,298	12,566
Paladin Resources Ltd. *	9,064	63,060
PaperlinX Ltd.	3,665	11,550
Perpetual Limited	532	35,401
Publishing & Broadcasting Ltd.	6,625	109,923
QBE Insurance Group Ltd.	13,872	366,465
Qantas Airways Ltd.	18,484	87,807
Rinker Group Ltd.	14,151	225,782
Rio Tinto Ltd.	4,671	390,126
Santos Ltd.	10,914	129,026
Sonic Healthcare Ltd.	5,297	67,597
Stockland	24,404	168,329
Suncorp-Metway Ltd.	16,390	280,275
Tabcorp Holdings Ltd.	9,246	134,508
Tattersall’s Ltd.	17,158	68,325
Telstra Corporation Ltd.	48,484	188,866
Telstra Corporation Ltd.	27,519	72,483
Toll Holdings Ltd.	9,173	112,547
Transurban Group	18,847	127,941
Wesfarmers Ltd.	5,671	219,854
Westfield Group	26,200	442,626
Westpac Banking Corporation	30,388	660,684
Woodside Petroleum Ltd.	7,718	298,729
Woolworths Ltd.	19,361	443,002
WorleyParsons Ltd.	3,135	90,290
Zinifex Ltd.	7,494	118,991
		14,572,175
Austria—0.5%
Andritz AG	484	31,817
BWIN Interactive Entertainment *	266	8,748
Erste Bank der Oesterreichischen Sparkassen AG	2,844	221,262
Flughafen Wien AG	67	6,596
Immoeast AG *	7,515	105,858
IMMOFINANZ Immobilien Anlagen AG *	7,160	104,084
Mayr-Melnhof Karton AG	31	7,019
OMV AG	2,427	161,600
Raiffeisen International Bank Holding AG	621	97,909
RHI AG *	682	37,159
Telekom Austria AG	6,281	156,131
Verbund-Oesterreichische Elektrizitaetswirtschafts AG Class A	1,510	77,075
Voestalpine AG	1,825	153,132
Wiener Staedtische Allgemeine Versicherung AG	618	43,962
Wienerberger AG	1,303	95,637
		1,307,989
Belgium—1.2%
Agfa Gevaert NV	1,839	47,352
Barco NV	80	7,413
Bekaert NV	118	17,274
Belgacom SA	2,883	127,366
Cofinimmo	88	16,727
Colruyt SA	180	37,503
Compagnie Maritime Belge SA	135	9,407
Delhaize Group	1,273	124,809
Dexia	8,587	267,738
D’ieteren NV	21	9,371
Euronav SA Private Equity	162	5,882
Fortis	20,969	887,135
Groupe Bruxelles Lambert SA	1,399	173,580
Groupe Bruxelles Lambert SA	127	2

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Interbrew	3,045	$240,744
KBC Groep NV	3,134	421,598
Mobistar SA	449	38,177
Omega Pharma SA	155	13,394
Solvay SA	1,147	180,227
UCB SA	2,101	124,038
Umicore	399	86,355
		2,836,092
Bermuda—0.1%
Cheung Kong Infrastructure Holdings Ltd.	5,000	18,451
Frontline Ltd.	1,230	56,501
Kerry Properties Ltd.	11,000	69,096
Noble Group Ltd.	26,000	29,291
Orient Overseas International Ltd.	2,200	21,512
SeaDrill Ltd. *	4,479	96,026
Yue Yuen Industrial Holdings	11,000	34,104
		324,981
Cayman Islands—0.1%
ASM Pacific Technology Ltd.	7,500	54,337
Belle International Holdings, Ltd.	34,000	37,531
Foxconn International Holdings Ltd. *	41,000	117,484
Hutchison Telecommunications International Ltd. *	28,000	36,069
Shui On Land, Ltd.	38,000	34,099
Tencent Holdings Ltd.	16,000	64,328
		343,848
Denmark—0.8%
AP Moller-Maersk A/S	20	240,114
Bang & Olufsen A/S Class B	259	30,913
Coloplast A/S Class B	274	22,157
D/S Torm A/S	500	18,622
Danisco A/S	833	61,991
Danske Bank A/S	7,929	323,634
DSV A/S	4,086	79,884
FLS Industries AS Class B	950	74,253
GN Store Nord *	4,265	50,248
H. Lundbeck A/S	507	12,821
Jyske Bank *	1,193	85,808
NKT Holding A/S	531	52,613
Novo Nordisk A/S Class B	3,898	423,221
Novozymes A/S Class B	839	97,062
Ostasiatiske Kompagni	186	10,210
Sydbank A/S	700	33,409
Topdanmark A/S *	339	57,698
TrygVesta AS	350	27,451
Vestas Wind Systems A/S *	3,110	203,707
William Demant Holding *	358	35,391
		1,941,207
Finland—1.7%
Amer Group	1,534	37,793
Cargotec Corp.	834	51,195
Elisa Oyj Class A	1,951	53,087
Fortum Oyj	7,999	249,495
KCI Konecranes Oyj	1,717	71,623
Kesko Oyj Class B	1,238	81,985
Kone Oyj	1,521	95,433
Metso Oyj	2,116	124,304
Neste Oil Oyj †	2,491	97,436
Nokia Oyj	67,418	1,890,020
Nokian Renkaat Oyj	1,550	54,204
OKO Bank Class A	1,100	$20,346
Orion Oyj *	1,592	39,769
Outokumpu Oyj	2,272	76,277
Rautaruukki Oyj	1,584	101,005
Sampo Oyj	7,783	223,689
SanomaWSOY Oyj Class B	1,909	60,214
Stora Enso Oyj Class R	9,940	186,686
Tietoenator Oyj	1,799	57,698
UPM-Kymmene Oyj	9,367	230,106
Uponor Oyj	1,125	43,659
Wartsila Oyj Class B	877	57,566
YIT Oyj	1,800	56,388
		3,959,978
France—9.5%
Accor SA	3,064	270,369
ADP	565	65,448
Air France	1,650	76,635
Air Liquide SA	4,059	531,666
Alcatel-Lucent	38,733	540,801
Alstom *	1,729	287,793
Atos Origin *	1,417	88,400
AXA	26,139	1,121,564
BNP Paribas	13,932	1,651,892
Bouygues SA	3,580	299,407
Business Objects SA *	1,873	73,030
Cap Gemini SA	2,519	183,827
Carrefour SA	9,853	690,759
Casino Guichard Perrachon SA	865	87,307
Cie Generale D’Optique Essilor International SA	1,583	188,203
CNP Assurances	916	116,833
Compagnie de Saint-Gobain	5,346	597,787
Credit Agricole SA	11,186	453,083
Dassault Systemes SA	1,254	78,915
France Telecom SA	28,113	769,641
Gaz de France †	3,477	175,079
Gecina SA	146	24,458
Groupe Danone	7,418	598,037
Hermes International	1,113	125,592
Icade	672	51,669
Imerys SA	411	41,531
Klepierre	330	55,780
LVMH Moet Hennessy Louis Vuitton SA	4,140	475,504
Lafarge SA	2,423	440,798
Lagardere S.C.A.	2,073	179,462
L’Oreal SA	4,245	500,852
M6-Metropole Television	1,711	55,517
Michelin (C.G.D.E.) Class B	2,404	335,336
Neopost SA	600	87,632
PagesJaunes SA	1,314	27,610
Pernod-Ricard SA	1,498	330,140
Peugeot SA	2,422	194,764
Pinault-Printemps-Redoute SA	1,274	221,827
Publicis Groupe	2,281	100,615
Renault SA	3,133	501,588
Safran SA	2,404	61,366
Sanofi-Aventis	1,097	88,555
Sanofi-Synthelabo SA	15,735	1,268,883
Schneider Electric SA	3,559	497,741
SCOR	2,353	63,757
Societe BIC SA	239	17,570
Societe Des Autoroutes Paris-Rhin-Rhone	300	30,430
Societe Generale Class A	6,078	1,124,080
Societe Television Francaise[1]	2,508	86,529
Sodexho Alliance SA	1,672	119,343

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Suez SA Strip-VVPR *	880	$12
Suez SA	16,623	948,587
Technip SA	1,700	140,254
Thales SA	1,497	91,311
Thomson	4,484	85,598
Total SA	35,848	2,901,221
Unibail	654	166,947
Unibail-Rodamco REIT	460	118,400
Valeo SA	1,258	67,376
Vallourec SA	750	239,360
Veolia Environnement †	5,920	464,109
Vinci SA	6,696	498,864
Vivendi Universal SA	18,940	813,278
Zodiac SA	569	43,636
		22,634,358
Germany—7.8%
Adidas AG	3,316	209,206
Allianz AG	7,549	1,767,293
Altana AG	900	21,699
BASF AG	8,158	1,069,562
Bayer AG	11,852	895,779
Beiersdorf AG	1,579	112,421
Bilfinger Berger AG	720	63,882
Carlsberg AS Class B	420	50,675
Celesio AG	1,532	99,373
Commerzbank AG	10,489	502,773
Continental AG	2,278	321,012
DaimlerChrysler AG	15,355	1,417,945
Deutsche Bank AG	8,574	1,245,693
Deutsche Boerse AG	3,496	395,360
Deutsche Lufthansa AG	3,299	92,383
Deutsche Post AG	13,562	439,867
Deutsche Postbank AG	1,429	125,531
Deutsche Telekom AG	47,378	874,195
Douglas Holding AG	278	18,084
Fresenius Medical Care AG & Co. KGaA	3,132	144,117
Heidelberger Druckmaschinen †	810	39,221
Hochtief AG	816	88,797
Hypo Real Estate Holding	2,527	163,536
Infineon Technologies AG *	12,151	201,460
IVG Immobilien AG	2,061	80,183
KarstadtQuelle AG *	920	31,094
Linde AG	2,048	246,730
MAN AG	1,916	275,249
Merck AG	975	134,143
Metro AG	2,543	210,761
MLP AG	575	11,014
Muenchener Rueckversicherungs AG	3,629	666,718
Premiere AG *	870	20,566
Puma AG Rudolf Dassler Sport	206	91,707
Rheinmetall AG	723	67,193
RWE AG	7,409	789,319
Salzgitter AG	639	123,438
SAP AG	14,581	748,260
Siemens AG	14,037	2,016,315
Solarworld AG	1,548	71,332
Suedzucker AG	694	15,389
ThyssenKrupp AG	5,881	349,642
TUI AG †	3,859	106,755
E.ON AG	10,322	1,730,006
Volkswagen AG	2,934	467,495
Wincor Nixdorf AG	641	59,045
		18,672,218
Gibraltar—0.0%
PartyGaming PLC	10,700	$6,580
Greece—0.6%
Alpha Bank AE	6,130	191,828
Coca Cola Hellenic Bottling Company SA	940	43,178
Cosmote Mobile Communications SA	860	26,484
EFG Eurobank Ergasias SA	2,872	93,398
Folli-Follie SA	100	4,040
Hellenic Exchanges SA	1,356	35,323
Hellenic Petroleum SA	890	14,290
Hellenic Technodomiki Tev SA	2,657	34,684
Hellenic Telecommunications Organization SA *	6,620	204,809
Motor Oil Hellas Corinth Refineries SA	1,267	33,136
National Bank of Greece SA	6,063	344,598
OPAP SA	3,163	111,556
Piraeus Bank SA	3,431	124,801
Public Power Corporation	2,009	56,517
Titan Cement Company SA	500	28,772
Viohalco	930	14,372
		1,361,786
Hong Kong—1.5%
Bank of East Asia Ltd.	25,200	141,739
BOC Hong Kong Holdings Ltd.	59,500	141,682
Cathay Pacific Airways Ltd.	18,000	44,771
Cheung Kong Holdings Ltd.	24,000	314,530
CLP Holdings Ltd.	24,500	164,485
Esprit Holdings Ltd.	17,500	222,377
Giordano International Ltd.	10,000	4,931
Hang Lung Properties Ltd.	38,000	131,230
Hang Seng Bank Ltd.	12,100	163,755
Henderson Land Development	16,000	109,086
Hong Kong & China Gas	66,000	139,098
Hong Kong Exchanges and Clearing Ltd.	18,000	254,142
HongKong Electric Holdings	21,000	105,946
Hopewell Holdings Ltd.	11,000	44,899
Hutchison Whampoa Ltd.	33,000	327,639
Hysan Development Company Ltd.	7,000	18,647
Johnson Electric Holdings Ltd.	10,000	5,554
Kingboard Chemicals Holdings Company Ltd.	11,000	50,634
Li & Fung Ltd.	39,600	142,558
Link REIT	38,000	84,122
Melco International Development	7,000	10,409
MTR Corporation	18,000	42,654
New World Development Ltd.	46,600	116,636
PCCW Ltd.	58,000	35,710
Shangri-La Asia Ltd.	18,000	43,514
Shun TAK Holdings Ltd.	12,000	17,664
Sino Land Company	16,000	33,316
Sun Hung Kai Properties Ltd.	23,000	276,790
Swire Pacific Ltd. Class A	14,500	161,415
Techtronic Industries Company	14,500	19,363
Television Broadcasts Ltd.	5,000	35,186
Tingyi Cayman Islands Holding Corp.	20,000	23,271
Wharf Holdings Ltd.	25,000	99,862
Wing Hang Bank Ltd.	2,000	22,087
		3,549,702

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Ireland—0.9%
Allied Irish Banks PLC	14,714	$401,212
Bank of Ireland	17,295	348,733
C&C Group PLC	6,903	92,704
CRH PLC	9,192	453,437
DCC PLC	1,555	52,373
Depfa Bank PLC	5,776	102,100
Elan Corporation PLC *	7,416	161,128
Grafton Group PLC *	5,246	74,730
Greencore Group PLC	5,146	38,879
IAWS Group PLC	3,445	72,099
Independent News & Media PLC	13,348	67,534
Kerry Group PLC Class A	2,758	77,052
Kingspan Group PLC	2,308	64,618
Paddy Power PLC	684	21,285
		2,027,884
Italy—3.7%
Alleanza Assicurazioni SpA	6,450	84,160
Arnoldo Mondadori Editore SpA	910	8,892
Assicurazioni Generali SpA †	17,753	710,512
Atlartia SpA	4,849	160,748
Autogrill SpA	999	21,098
Banca Monte dei Paschi di Siena SpA	19,348	130,618
Banca Popolare di Milano Scrl	5,753	87,584
Banco Popolare di Verona e Novara Scrl †	9,442	270,989
Bulgari SpA	2,013	32,227
Capitalia SpA	29,679	293,880
Enel SpA †	71,163	763,546
ENI SpA †	43,509	1,574,663
Fiat SpA	11,494	340,786
Finmeccanica SpA	4,830	148,127
Fondiaria-Sai SpA	1,454	70,168
Intesa Sanpaola	128,015	952,715
Intesa Sanpaolo-RNC	14,283	99,854
Italcementi SpA	992	30,572
Lottomatica SpA	894	35,405
Luxottica Group SpA	2,714	105,240
Mediaset SpA	13,265	136,778
Mediobanca SpA	7,721	175,064
Mediolanum SpA	3,095	25,716
Parmalat SpA	22,775	96,088
Pirelli & C SpA	65,674	77,970
Seat Pagine Gialle SpA	99,963	59,809
Snam Rete Gas SpA	14,205	83,843
Telecom Italia RNC	114,360	252,990
Telecom Italia SpA	167,608	458,045
Terna SpA	24,044	82,769
UniCredito Italiano SpA	130,422	1,162,765
Unione Di Banche Italiane SCPA	10,800	274,013
		8,807,634
Japan—20.5%
77 Bank Ltd. (The)	8,000	51,775
Access Co. Ltd. *	2	6,015
Acom Company Ltd.	960	34,343
Aderans Company Ltd.	500	10,499
Advantest Corporation	2,400	104,204
Aeon Company Ltd.	11,500	212,864
Aeon Credit Service Company Ltd.	900	14,241
Aeon Mall Co., Ltd.	600	18,396
Aiful Corporation	2,075	59,413
Aisin Seiki Company Ltd.	3,200	117,080
Ajinomoto Company, Inc.	11,000	126,346
Alfresa Holdings Corporation	700	$48,728
All Nippon Airways Company Ltd.	15,000	56,907
Alps Electric Company Ltd.	2,000	19,927
Amada Company Ltd.	5,000	62,357
Aoyama Trading Company Ltd.	1,000	30,675
Asahi Breweries Ltd.	7,600	117,533
Asahi Glass Company Ltd. †	16,000	215,132
Asahi Kasei Corporation	18,000	117,928
Asatsu-DK, Inc.	200	6,760
Asics Corp.	4,000	49,285
Astellas Pharma, Inc.	9,175	397,973
Autobacs Seven Company Ltd.	200	6,223
Bank of Kyoto Ltd. (The)	4,000	47,783
Bank of Yokohama Ltd. (The)	21,000	146,668
Benesse Corporation	900	26,001
Bridgestone Corporation	11,200	239,424
Canon Marketing Japan Inc.	900	18,360
Canon, Inc.	17,500	1,023,386
Casio Computer Company Ltd.	4,500	69,967
Central Glass Company Ltd.	2,000	11,145
Central Japan Railway Company	26	273,548
Chiba Bank Ltd. (The)	14,000	123,747
Chiyoda Corp.	2,000	38,003
Chubu Electric Power Company, Inc.	11,400	301,632
Chugai Pharmaceutical Company Ltd.	4,500	80,633
Circle K Sunkus Company Ltd.	300	5,221
Citizen Holding Co.,Ltd.	4,700	42,267
Coca-Cola West Japan Company Ltd.	1,200	27,795
COMSYS Holdings Corporation	1,000	11,550
Credit Saison Company Ltd.	2,400	62,292
CSK Corp.	800	28,094
KDDI Corporation	40	295,494
Dai Nippon Printing Company Ltd.	11,000	163,696
Daicel Chemical Industries Ltd.	3,000	19,470
Daido Steel Co. Ltd.	8,000	54,305
Daifuku Co. Ltd.	1,000	13,747
Daiichi Sankyo Co. Ltd.	11,702	309,617
Daikin Industries Ltd.	4,100	148,917
Daimaru, Inc.	4,000	47,641
Dainippon Ink & Chemical, Inc.	14,000	53,868
Dainippon Screen Manufacturing Company Ltd.	2,000	15,051
Daito Trust Construction Company Ltd.	1,600	75,975
Daiwa House Industry Company Ltd.	9,000	128,277
Daiwa Securities Group, Inc.	22,000	233,242
Denki Kagaku Kogyo KK	6,000	26,929
Denso Corporation	7,700	300,311
Dentsu, Inc.	33	93,291
Dowa Mining Company Ltd.	3,000	31,872
E*Trade Securities Co. Ltd.	25	26,442
eAccess Ltd.	19	11,305
East Japan Railway Company	53	407,235
Ebara Corporation	5,000	22,871
EDION Corp.	900	11,657
Eisai Company Ltd.	4,100	178,536
Electric Power Development Company	2,840	112,540
Elpida Memory, Inc. *	1,500	65,685
Familymart Company Ltd.	600	15,769
Fanuc Ltd.	3,100	319,067
Fast Retailing Company Ltd.	1,000	70,977
Fuji Electric Holdings Company Ltd.	7,000	35,407

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Fuji Soft ABC, Inc.	200	$4,691
FUJIFILM Holding Corp.	8,500	378,850
Fujikura Ltd.	4,000	29,625
Fujitsu Ltd.	30,000	220,370
Fukuoka Financial Group, Inc.	12,000	79,112
Furukawa Electric Company Ltd. (The)	8,000	44,058
Glory Ltd.	800	17,460
Goodwill Group, Inc. (The)	12	4,120
Gunma Bank Ltd.	5,000	33,518
Gunze Ltd.	2,000	11,648
Hachijuni Bank (The), Ltd.	3,000	21,070
Hakuhodo DY Holdings, Inc.	660	43,456
Hankyu Department Stores, Inc.	1,000	10,617
Hankyu Holdings, Inc.	18,600	97,944
Haseko Corp. *	17,000	50,132
Hikari Tsushin, Inc.	200	8,377
Hino Motors Ltd.	2,000	11,923
Hirose Electric Company Ltd.	630	82,615
Hiroshima Bank (The), Ltd.	10,000	55,222
Hitachi Cable Ltd.	1,000	5,842
Hitachi Chemical Company Ltd.	2,300	51,868
Hitachi Construction Machinery Company Ltd.	2,000	69,298
Hitachi Credit Corporation	400	6,081
Hitachi High-Technologies Corp.	700	18,109
Hitachi Ltd.	58,000	409,290
Hokkaido Electric Power Company, Inc.	3,000	64,943
Hokugin Financial Group, Inc.	19,000	61,250
Honda Motor Company Ltd.	25,700	930,617
House Foods Corporation	500	7,653
Hoya Corporation	7,100	234,871
Ibiden Co. Ltd.	2,200	141,555
Idemitsu Kosan Co. Ltd.	200	22,319
Inpex Holdings, Inc.	14	130,457
Isetan Company Ltd.	3,900	63,896
Ishikawajima-Harima Heavy Industries Company Ltd.	21,000	76,376
Ito En Ltd.	800	26,211
Itochu Corporation	25,000	288,676
Itochu Techno-Science Corporation	300	11,731
Jafco Company Ltd.	400	18,340
Japan Airlines System Corporation *†	14,000	26,262
Japan Petroleum Exploration Company	500	35,206
Japan Prime Realty Investment Corp. REIT	5	19,447
Japan Real Estate Investment Corporation REIT	6	70,317
Japan Retail Fund Investment Corporation REIT	4	34,572
Japan Steel Works Ltd. (The)	6,000	91,042
Japan Tobacco, Inc.	78	383,407
JFE Holdings, Inc.	9,300	576,437
JGC Corporation	3,000	56,059
Joyo Bank Ltd.	9,000	55,767
JSR Corporation	3,800	91,438
JTEKT Corporation	3,700	66,638
Jupiter Telecommunications Co. *	23	18,948
Kajima Corporation	19,000	79,190
Kamigumi Company Ltd.	5,000	43,199
Kaneka Corporation	6,000	50,109
Kansai Electric Power Company, Inc. (The)	12,200	287,724
Kansai Paint Company Ltd.	2,000	17,434
Kao Corporation	9,000	$232,371
Kawasaki Heavy Industries Ltd.	19,000	77,297
Kawasaki Kisen Kaisha Ltd.	9,000	109,455
Keihin Electric Express Railway Company Ltd.	7,000	46,084
Keio Electric Railway Company Ltd.	12,000	79,675
Keisei Electric Railway Co. Ltd.	7,000	40,865
Keyence Corporation	530	115,461
Kikkoman Corporation	2,000	29,625
Kinden Corporation	1,000	8,658
Kinki Nippon Railway Company Ltd.	30,000	90,109
Kirin Brewery Company Ltd.	13,000	193,916
KK DaVinci Advisors *	13	11,317
Kobe Steel Ltd.	46,000	173,979
Kokuyo Company Ltd.	700	8,188
Komatsu Ltd.	15,000	433,532
Komori Corporation	430	10,050
Konami Corporation	1,200	27,483
Konica Minolta Holdings, Inc.	7,500	110,231
Kose Corporation	400	11,292
Kubota Corporation	19,000	153,155
Kuraray Company Ltd.	7,000	81,824
Kurita Water Industries Ltd.	1,500	46,963
Kyocera Corporation	2,600	275,444
Kyowa Hakko Kogyo Company Ltd.	7,000	65,874
Kyushu Electric Power Company, Inc.	5,300	138,522
Lawson, Inc.	1,700	58,636
Leopalace21 Corporation	2,400	81,785
Mabuchi Motor Company Ltd.	400	24,428
Makita Corporation	2,100	93,292
Marubeni Corporation	27,000	221,483
Marui Company Ltd.	4,000	50,397
Matsui Securities Co. Ltd. *	1,100	9,783
Matsumotokiyoshi Company Ltd.	300	6,568
Matsushita Electric Industrial Company Ltd.	33,000	652,139
Matsushita Electric Works Ltd.	4,000	51,000
Mediceo Paltac Holdings Company Ltd.	2,100	32,071
Meiji Dairies Corporation	6,000	38,114
Meiji Seika Kaisha Ltd.	5,000	22,807
Meitec Corporation	300	8,570
Millea Holdings, Inc.	12,800	524,767
Minebea Company Ltd.	9,000	50,727
Mitsubishi Chemical Holdings Corp.	18,000	164,776
Mitsubishi Corporation	22,500	587,899
Mitsubishi Electric Corporation	33,000	304,841
Mitsubishi Estate Company Ltd.	19,000	514,042
Mitsubishi Gas Chemical Company, Inc.	7,000	63,723
Mitsubishi Heavy Industries Ltd.	56,000	357,651
Mitsubishi Logistics Corporation	3,000	49,246
Mitsubishi Materials Corporation	18,000	97,861
Mitsubishi Rayon Company Ltd.	10,000	71,029
Mitsubishi UFJ Financial Group, Inc.	133	1,461,656
Mitsubishi UFJ Lease & Finance Co., Ltd.	440	19,708
Mitsubishi UFJ Securities Company Ltd. *	6,000	67,041
Mitsui & Company Ltd.	24,000	477,630
Mitsui Chemicals, Inc.	13,000	98,461
Mitsui Engineering & Shipbuilding Company Ltd.	12,000	63,807
Mitsui Fudosan Company Ltd.	14,000	391,300

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Mitsui Mining & Smelting Company Ltd.	12,000	$55,834
Mitsui O.S.K. Lines Ltd.	17,000	229,858
Mitsui Sumitomo Insurance Company Ltd.	21,000	268,672
Mitsui Trust Holdings, Inc.	13,000	112,790
Mitsukoshi Ltd.	6,000	29,944
Mitsumi Electric Company Ltd.	1,700	60,749
Mizuho Financial Group, Inc.	157	1,081,609
Murata Manufacturing Company Ltd.	3,600	270,109
NEC Corporation	34,000	174,547
NTT DoCoMo, Inc.	279	440,033
Namco Bandai Holdings, Inc.	4,150	65,371
NEC Electronics Corporation *	300	7,857
NGK Insulators Ltd.	4,000	97,962
NGK Spark Plug Company Ltd.	4,000	69,287
NHK Spring Co. Ltd.	2,000	19,196
Nichirei Company	2,000	10,262
Nidec Corporation	1,600	93,608
Nikko Cordial Corporation	6,500	84,541
Nikon Corporation	5,000	138,857
Nintendo Company Ltd.	1,700	618,501
Nippon Building Fund, Inc. REIT	7	96,833
Nippon Electric Glass Company Ltd.	6,500	114,280
Nippon Express Company Ltd.	14,000	79,362
Nippon Kayaku Company Ltd.	3,000	23,693
Nippon Light Metal Company Ltd.	3,000	7,806
Nippon Meat Packers, Inc.	2,000	24,124
Nippon Mining Holdings, Inc.	16,000	152,640
Nippon Oil Corporation	21,000	194,496
Nippon Sanso Corporation	6,000	46,263
Nippon Sheet Glass Company Ltd.	14,000	63,732
Nippon Shokubai Company Ltd.	1,000	8,859
Nippon Steel Corporation	96,000	673,426
Nippon Telegraph & Telephone Corporation	87	383,927
Nippon Unipac Holding	21	69,729
Nippon Yusen Kabushiki Kaisha	18,000	164,624
Nishimatsu Construction Company Ltd.	2,000	7,042
Nishi-Nippon City Bank Ltd. (The)	16,000	58,385
Nissan Chemical Industries Ltd.	2,000	23,467
Nissan Motor Company Ltd.	36,600	390,741
Nisshin Seifun Group, Inc.	2,200	21,700
Nisshin Steel Company Ltd.	15,000	68,259
Nisshinbo Industries, Inc.	4,000	55,714
Nissin Food Products Company Ltd.	1,100	36,770
Nitori Company Ltd.	300	14,935
Nitto Denko Corporation	2,800	140,735
NOK Corporation	2,800	58,933
Nomura Holdings, Inc.	29,500	571,388
Nomura Real Estate Holdings, Inc.	600	19,433
Nomura Real Estate Office Fund, Inc. REIT	5	53,752
Nomura Research Institute Ltd.	1,350	39,599
NSK Ltd.	7,000	72,167
NTN Corporation	9,000	77,382
NTT Data Corporation	25	118,281
NTT Urban Development Corporation	24	46,342
Obayashi Corporation	11,000	59,757
Obic Company Ltd.	100	19,696
Odakyu Electric Railway Company Ltd.	9,000	55,343
Oji Paper Company Ltd.	16,000	77,565
Oki Electric Industry Company Ltd. *	4,000	$7,403
Okuma Corp.	2,000	31,508
Okumura Corporation	2,000	10,207
Olympus Corporation	4,000	155,621
Omron Corporation	4,100	107,321
Onward Kashiyama Company Ltd.	2,000	25,457
Oracle Corporation (Japan)	300	13,204
Oriental Land Company Ltd.	1,300	67,694
ORIX Corporation	1,460	383,762
Osaka Gas Company Ltd.	35,000	129,688
OSG Corp.	900	12,365
Otsuka Corp.	200	18,915
Park24 Co. Ltd.	1,200	12,014
Pioneer Corporation	2,000	27,125
Promise Company Ltd.	1,060	32,614
Q.P. Corporation	800	7,665
Rakuten, Inc.	94	31,513
Resona Holdings, Inc.	94	223,921
Ricoh Company Ltd.	12,000	276,861
Rinnai Corporation	300	9,327
Rohm Company Ltd.	1,500	132,746
Round One Corp.	4	7,242
Ryohin Keikaku Company Ltd.	500	30,863
Sanken Electric Company Ltd.	1,000	9,646
Sankyo Company Ltd.	600	25,195
Santen Pharmaceutical Company Ltd.	700	16,998
Sanwa Shutter Corporation	3,000	17,351
Sanyo Electric Company Ltd. *†	39,000	63,681
Sapporo Breweries Ltd.	4,000	25,355
Sapporo Hokuyo Holdings, Inc.	7	76,941
SBI Holdings, Inc.	111	35,114
Secom Company Ltd.	3,500	164,658
Sega Sammy Holdings, Inc.	4,348	70,162
Seiko Epson Corporation	1,800	51,960
Seino Transportation Company Ltd.	4,000	37,757
Sekisui Chemical Company Ltd.	8,000	61,656
Sekisui House Ltd.	8,000	106,338
Seven & I Holdings Co. Ltd.	14,240	405,918
Sharp Corporation	17,000	321,377
Shimachu Company Ltd.	600	16,088
Shimamura Company Ltd.	500	53,267
Shimano, Inc.	1,000	34,199
Shimizu Corporation	10,000	57,773
Shin-Etsu Chemical Company Ltd.	6,600	469,907
Shinko Electric Industries	800	17,169
Shinko Securities Co. Ltd. *	13,000	66,950
Shinsei Bank Ltd.	21,000	84,635
Shionogi & Company Ltd.	6,000	97,528
Shiseido Company Ltd.	6,000	127,721
Shizuoka Bank Ltd.	8,000	80,947
Showa Denko KK	22,000	79,339
Showa Shell Sekiyu KK	2,900	35,861
SMC Corporation	1,100	145,808
Softbank Corporation †	12,200	262,169
Sojitz Corporation *	17,200	76,663
Sompo Japan Insurance, Inc.	14,000	170,752
Sony Corporation	16,300	834,370
Stanley Electric Company Ltd.	2,500	54,110
Sumco Corp.	1,900	94,934
Sumitomo Bakelite Company Ltd.	2,000	13,964
Sumitomo Chemical Company Ltd.	28,000	187,366
Sumitomo Corporation	18,000	327,251
Sumitomo Electric Industries Ltd.	12,600	187,074
Sumitomo Heavy Industries Ltd.	10,000	112,738
Sumitomo Metal Industries Ltd.	67,000	392,803

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Sumitomo Metal Mining Company Ltd.	9,000	$194,563
Sumitomo Mitsui Financial Group, Inc.	108	1,004,007
Sumitomo Osaka Cement Company Ltd.	4,000	10,566
Sumitomo Realty & Development Company Ltd.	6,000	194,853
Sumitomo Rubber Industries, Inc.	1,900	22,614
Sumitomo Titanium Corp.	200	18,621
Sumitomo Trust & Banking Company Ltd. (The)	22,000	208,954
Suruga Bank Ltd. (The)	4,000	50,269
Suzuken Company Ltd.	960	29,904
T&D Holdings, Inc.	3,600	242,443
TDK Corporation	2,000	193,025
Taiheiyo Cement Corporation	15,000	66,163
Taisei Corporation	22,000	74,159
Taisho Pharmaceutical Company Ltd. †	2,300	45,504
Taiyo Yuden Company Ltd.	1,000	23,067
Takara Holdings, Inc.	2,000	13,300
Takashimaya Company Ltd.	6,000	75,594
Takeda Pharmaceutical Company Ltd.	14,020	903,182
Takefuji Corporation	2,390	80,147
Tanabe Seiyaju Company Ltd.	4,000	47,426
Teijin Ltd.	13,000	70,904
Terumo Corporation	2,800	107,883
THK Company Ltd.	1,600	39,957
TIS, Inc.	300	6,871
Tobu Railway Company Ltd.	13,000	58,600
Toda Corporation	2,000	10,604
Toho Company Ltd.	3,000	54,173
Toho Titanium Co. Ltd.	300	12,127
Tohoku Electric Power Company, Inc.	7,700	172,240
Tokai Rika Co. Ltd.	700	19,076
Tokuyama Corp.	3,000	38,890
Tokyo Broadcasting System	200	6,103
Tokyo Electric Power Company, Inc. (The)	20,100	644,748
Tokyo Electron Ltd.	3,000	220,092
Tokyo Gas Company Ltd.	36,000	170,229
Tokyo Seimitsu Company Ltd.	400	15,415
Tokyo Steel Manufacturing Co. Ltd.	1,300	20,302
Tokyo Tatemono Co. Ltd.	4,000	49,659
Tokyu Corporation	16,000	106,637
Tokyu Land Corporation	9,000	95,430
TonenGeneral Sekiyu KK	3,000	29,179
Toppan Printing Company Ltd.	8,000	85,725
Toray Industries, Inc.	24,000	176,850
Toshiba Corporation	48,000	417,045
Tosoh Corporation	9,000	49,782
Tostem Inax Holding Corporation	4,900	99,065
Toto Ltd.	7,000	60,428
Toyo Seikan Kaisha Ltd.	3,300	63,611
Toyo Suisan Kaisha Ltd.	1,000	17,987
Toyobo Company Ltd.	14,000	39,950
Toyoda Gosei Company Ltd.	1,800	50,611
Toyota Boshoku Corp.	1,400	35,284
Toyota Industries Corporation	2,700	125,100
Toyota Motor Corporation	45,100	2,836,347
Toyota Tsusho Corp.	4,300	99,182
Trend Micro, Inc. †	2,000	64,392
Ube Industries Ltd.	19,000	58,326
UniCharm Corporation	500	$28,268
UNY Company Ltd.	2,000	23,641
Ushio, Inc. †	2,600	57,514
USS Company Ltd.	200	12,698
Wacoal Corp.	1,000	12,296
West Japan Railway Company	30	139,297
Yahoo Japan Corporation	290	98,044
Yakult Honsha Company Ltd.	1,900	47,909
Yamada Denki Company Ltd.	1,400	145,804
Yamaha Corporation	3,700	76,675
Yamaha Motor Company Ltd.	2,900	83,909
Yamato Transport Company Ltd.	7,000	98,676
Yamazaki Baking Company Ltd.	1,000	8,513
Yaskawa Electric Corp.	5,000	56,674
Yokogawa Electric Corporation	3,400	45,450
Zeon Corporation	2,000	21,201
		49,018,339
Luxembourg—0.0%
Acergy SA *	2,569	57,798
Stolt-Nielsen S.A.	550	18,308
		76,106
Netherlands—5.1%
ABN AMRO Holding NV	29,921	1,369,460
ASML Holdings NV *	8,253	226,343
Aegon NV	25,182	494,734
Akzo Nobel NV	4,416	380,495
Arcelor Mittal	14,991	935,271
Corio NV	518	40,500
Corporate Express	3,544	54,247
European Aeronautic Defense and Space Company †	5,785	187,404
Fugro NV	1,178	74,493
Hagemeyer NV *	11,173	57,469
Heineken NV	4,091	239,387
ING Groep NV	30,638	1,346,050
James Hardie Industries NV	6,561	48,477
Royal KPN NV	32,358	535,871
Koninklijke Ahold NV *	26,323	329,568
Koninklijke DSM	2,591	127,376
Koninklijke Philips Electronics NV	18,247	771,850
Oce NV	599	11,661
Qiagen NV *†	3,398	60,938
Randstad Holding NV	1,085	85,721
Reed Elsevier NV	13,028	247,157
Royal Dutch Shell PLC Class A	60,751	2,470,321
Royal Numico NV	2,691	139,586
SBM Offshore NV	2,337	88,971
STMicroelectronics NV	12,142	233,578
TNT NV	7,124	321,078
Unilever NV	28,413	880,165
Vedior NV	3,358	100,168
Wereldhave NV	289	40,185
Wolters Kluwer NV	4,949	150,647
		12,049,171
New Zealand—0.2%
Auckland International Airport Ltd.	8,084	20,480
Contact Energy Ltd.	5,052	35,174
Fisher & Paykel Appliances Holdings Ltd.	1,564	4,205
Fisher & Paykel Healthcare Corporation	8,610	22,418
Fletcher Building Ltd.	10,277	98,144
Sky City Entertainment Group Ltd.	7,628	29,955
Sky Network Television Ltd.	1,544	6,718

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Telecom Corporation of New Zealand Ltd. †	43,048	$151,397
Vector Ltd.	1,296	2,723
		371,214
Norway—0.9%
Aker Kvaerner ASA	3,235	81,833
DET Norske Oljeselskap *†	7,200	15,044
DNB NOR ASA	13,364	171,788
Marine Harvest *	29,924	32,291
Norsk Hydro ASA	11,436	438,353
Norske Skogindustrier ASA	2,416	34,748
Ocean RIG ASA *	2,400	17,806
Orkla ASA	14,782	278,536
Petroleum Geo-Services ASA *	2,899	72,344
ProSafe SE	3,100	49,537
Renewable Energy Corporation AS *	2,650	102,565
Schibsted ASA	967	44,167
Statoil ASA	10,873	337,129
Storebrand	3,803	58,872
Tandberg ASA *	2,486	55,428
Telenor ASA *	14,385	281,003
TGS Nopec Geophysical Co. ASA *	1,200	24,537
Tomra Systems ASA	1,398	12,193
Yara International ASA	2,625	78,663
		2,186,837
Portugal—0.3%
Banco BPI SA	2,502	22,212
Banco Comercial Portugues SA Class R	28,942	161,450
Banco Espirito Santo SA	2,116	47,091
Brisa-Auto Estradas de Portugal SA	2,875	38,575
Cimpor Cimentos de Portugal SA	1,457	13,737
Electricidade de Portugal SA	31,876	175,943
Jeronimo Martins SGPS SA	6,730	39,697
Portugal Telecom SGPS SA	11,716	161,705
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	2,344	37,676
Sonae SGPS SA	18,467	52,331
		750,417
Singapore—1.0%
Allgreen Properties Ltd.	6,000	8,212
Ascendas Real Estate Investment Trust REIT	7,300	14,046
CapitaCommercial Trust REIT	20,000	38,303
Capitaland Ltd.	23,000	121,868
CapitaMall Trust REIT	22,000	60,752
Chartered Semiconductor Manufacturing Ltd. *	7,000	6,157
City Developments Ltd.	10,000	113,057
ComfortDelgro Corporation Ltd.	37,000	52,759
Cosco Corp. (Singapore) Ltd.	18,000	43,966
DBS Group Holdings Ltd.	18,000	268,218
Fraser and Neave Ltd.	10,000	35,650
Jardine Cycle & Carriage Ltd.	1,000	10,277
Keppel Corp, Ltd.	20,000	163,627
Keppel Land Ltd.	4,000	22,927
Neptune Orient Lines Ltd.	4,000	13,867
Olam International Ltd.	19,000	38,332
Oversea-Chinese Banking Corp.	39,600	236,752
Parkway Holdings Ltd.	15,000	39,275
SembCorp Industries Ltd.	10,340	38,544
SembCorp Marine Ltd.	15,000	$48,109
Singapore Airlines Ltd.	9,000	110,612
Singapore Exchange Ltd.	15,000	96,247
Singapore Land Ltd.	1,000	7,445
Singapore Post Ltd.	10,000	8,304
Singapore Press Holdings Ltd.	24,500	74,303
Singapore Technologies Engineering Ltd.	26,000	61,242
Singapore Telecommunications Ltd.	135,159	300,626
SMRT Corp Ltd.	6,000	7,730
Suntec REIT	5,000	6,350
United Overseas Bank Ltd.	20,000	287,539
United Overseas Land Ltd.	13,000	49,433
Venture Corporation Ltd.	5,000	51,262
Want Want Holdings Ltd.	12,000	27,600
Wing Tai Holdings Ltd.	14,000	36,467
		2,499,858
Spain—3.9%
Abertis Infraestructuras SA	4,020	124,446
Acciona SA	445	120,842
Acerinox SA	2,413	58,752
ACS Actividades Construccion y Servicios	3,895	247,188
Altadis SA	4,213	277,930
Antena 3 de Television SA	1,214	25,185
Banco Bilbao Vizcaya Argentaria SA	58,333	1,423,941
Banco Popular Espanol SA	13,398	248,888
Banco Santander Central Hispano SA	102,494	1,880,626
Cintra Concesiones de Infraestructuras de Transporte SA	4,742	75,203
Corp Mapfre SA	7,235	35,734
Ebro Puleva SA	982	21,072
Endesa SA	10,646	578,330
Fomento de Construcciones Y Contratas SA	687	61,696
Gamesa Corporation Tecnologica SA	3,566	128,769
Gas Natural SDG SA	2,735	165,865
Gestevision Telecinco SA	765	21,605
Grupo Ferrovial SA	1,190	116,771
Iberdrola SA	14,719	818,145
Iberia Lineas Aereas de Espana	9,947	49,418
Inditex SA	3,636	213,624
Indra Sistemas SA	1,576	39,228
Promotora de Informaciones SA	1,051	23,017
Repsol YPF SA	13,202	521,700
Sacyr Vallehermoso SA	1,382	66,181
Sociedad General de Aguas de Barcelona SA Class B	937	34,295
Sogecable SA *	418	17,423
Telefonica SA	74,254	1,649,457
Union Fenosa SA	1,695	90,329
Zardoya Otis SA	1,545	60,423
Zeltia SA *	6,642	62,227
		9,258,310
Sweden—2.5%
Alfa Laval AB	1,486	89,354
Assa Abloy AB Class B	4,945	108,599
Atlas Copco AB Class A	11,228	186,645
Atlas Copco AB Class B	6,758	105,505
Axfood AB	275	9,707
Billerud AB	333	5,047
Boliden AB	4,792	99,149
Castellum AB	3,485	41,819
D Carnegie AB	950	16,526
Electrolux AB Class B	4,438	104,869

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Elekta AB Class B †	1,525	$26,333
Eniro AB	2,820	35,694
Fabege AB	3,032	33,153
Getinge AB	3,096	66,567
Hennes & Mauritz AB Class B	7,434	438,671
Hoganas AB Class B	196	5,817
Holmen AB Class B	741	31,240
Husqvarna AB *	3,553	50,196
Kungsleden AB	2,810	34,901
Lundin Petroleum AB *	2,845	28,285
Modern Times Group AB Class B *	680	43,741
Nobia AB	1,800	22,373
Nordea Bank AB	34,718	541,181
OMHEX AB	1,822	54,156
Oriflame Cosmetics SA SDR	760	35,606
Sandvik AB	16,020	322,221
SAS AB *	1,903	43,678
Scania AB—Class B	5,968	145,272
Securitas AB Class B †	6,443	101,781
Securitas Direct AB Class B *	3,488	9,390
Securitas Systems AB Class B *	3,488	11,824
Skandinaviska Enskilda Banken AB Class A	7,991	256,773
Skanska AB Class B	5,991	128,034
SKF AB	6,189	129,236
Ssab Svenskt Stal AB Class A	2,460	100,328
Ssab Svenskt Stal AB Class B	669	25,300
Svenska Cellulosa AB—Class B	10,516	175,510
Svenska Handelsbanken AB Class A	8,670	241,962
Swedish Match AB	5,428	104,498
Tele2 AB Class B	4,495	73,175
Telefonaktiebolaget LM Ericsson Class B	244,436	973,094
TeliaSonera AB	37,998	278,205
Trelleborg AB Class B	1,852	50,863
Volvo AB—Class A	7,630	155,966
Volvo AB—Class B	17,694	351,102
Wihlborgs Fastigheter AB	260	4,577
		5,897,923
Switzerland—6.4%
ABB Ltd.	34,405	773,761
Adecco SA	2,218	171,148
Ciba Specialty Chemicals AG	897	58,133
Clariant AG *	4,264	68,844
Compagnie Financiere Richemont AG Class A	8,750	521,653
Credit Suisse Group	18,055	1,278,447
Geberit AG	650	110,467
Givaudan	95	93,439
Holcim Ltd.	3,351	360,969
Kudelski SA	295	10,289
Kuehne & Nagel International AG	1,071	98,389
Kuoni Reisen Holding *	30	17,991
Logitech International S.A. *	2,953	78,339
Lonza Group AG *	741	67,812
Nestle SA	6,715	2,544,959
Nobel Biocare Holding AG	407	132,516
Novartis AG	38,336	2,146,670
OC Oerlikon Corporation AG *†	92	48,630
Phonak Holding AG	891	79,663
PSP Swiss Property AG *	889	49,687
Rieter Holding AG	82	42,754
Roche Holding AG-Genusschein	11,639	2,056,970
Schindler Holding AG	697	46,181
SGS SA	84	$99,072
Straumann Holding AG	152	42,501
Sulzer AG	61	78,642
Swatch Group AG	1,240	69,954
Swatch Group AG Class B	515	145,919
Swiss Life Holding *	549	144,370
Swiss Reinsurance	6,044	549,796
Swisscom AG	356	121,396
Syngenta AG *	1,724	335,231
Synthes, Inc.	987	118,028
UBS AG	33,065	1,972,344
Zurich Financial Services AG	2,425	747,713
		15,282,677
United Kingdom—21.3%
3i Group PLC	8,015	186,350
Aegis Group PLC	10,694	29,274
Aggreko PLC	3,629	41,510
Amec PLC	4,597	53,803
Anglo American PLC	24,718	1,449,531
ARM Holdings PLC	28,921	84,503
Arriva PLC	2,576	35,337
AstraZeneca PLC	25,239	1,350,988
Aviva PLC	43,339	642,599
BG Group PLC	55,435	907,653
BAE Systems PLC	54,477	439,084
Balfour Beatty PLC	5,436	47,885
Barclays PLC	109,701	1,524,464
Barratt Developments PLC	5,236	103,667
BBA Aviation PLC	7,304	39,600
Bellway PLC	1,998	50,241
Berkeley Group Holdings PLC *	994	35,246
BHP Billiton PLC	39,653	1,100,219
Biffa PLC	4,042	21,881
Bovis Homes Group PLC	2,241	39,943
BP PLC	318,898	3,832,566
British Airways PLC *	10,357	86,523
British American Tobacco PLC	25,350	863,557
British Energy Group PLC *	16,175	174,289
British Land Company PLC	9,097	243,143
British Sky Broadcasting PLC	20,783	266,149
Brixton PLC	3,366	29,435
BT Group PLC	141,298	939,309
Bunzl PLC	6,330	87,527
Burberry Group PLC	8,387	114,748
Cadbury Schweppes PLC	35,554	481,986
Capita Group PLC	11,152	161,701
Carnival PLC	3,316	158,291
Carphone Warehouse Group PLC	9,216	60,506
Cattles PLC	4,437	34,709
Centrica PLC	61,989	481,043
Charter PLC *	3,320	73,173
Close Brothers Group PLC	1,677	28,774
Cobham PLC	22,875	92,947
Compass Group PLC	35,477	244,682
Cookson Group PLC	2,753	38,945
CSR PLC *	1,360	21,280
Daily Mail and General Trust NV Class A	5,678	86,727
Davis Service Group PLC	3,894	48,416
De La Rue PLC	2,402	37,328
Diageo PLC	44,103	915,598
DSG International PLC	34,463	109,105
Electrocomponents PLC	8,176	42,869
EMAP PLC	4,184	68,581
EMI Group PLC	10,234	54,766
Enterprise Inns PLC	10,091	138,878
Experian Group Ltd.	17,497	219,934

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
First Choice Holidays PLC	6,869	$43,578
FirstGroup PLC	6,943	92,119
FKI PLC	16,782	42,232
Friends Provident PLC	34,247	122,447
G4S PLC	21,040	88,615
Galiform PLC *	16,853	45,826
GKN PLC	12,327	98,013
GlaxoSmithKline PLC	94,226	2,451,699
Great Portland Estates PLC	3,098	41,045
HSBC Holdings PLC	193,417	3,537,393
Hammerson PLC	4,335	123,994
Hanson PLC	12,159	262,015
Hays PLC	22,745	77,609
HBOS PLC	62,763	1,233,053
Hilton Group PLC	10,175	87,863
Home Retail Group	15,769	144,420
ICAP PLC	8,924	87,852
Imi PLC	4,190	49,571
Imperial Chemical Industries PLC	20,725	257,504
Imperial Tobacco Group PLC	11,408	525,358
Inchcape PLC	8,732	86,974
Intercontinental Hotels Group PLC	4,710	116,862
International Power PLC	24,040	206,397
Intertek Testing Services Ltd.	2,153	42,203
Invensys PLC *	15,349	116,772
INVESCO PLC	14,343	184,593
Investec PLC	7,041	90,313
J Sainsbury PLC	24,871	290,393
Johnson Matthey PLC	3,762	127,039
Kelda Group PLC	4,152	78,159
Kelda Group PLC Deferred Shares ‡	5,398	—
Kesa Electricals PLC	6,658	41,729
Kingfisher PLC	43,785	198,090
Land Securities Group PLC	8,073	280,816
Legal & General Group PLC	117,475	352,017
Liberty International PLC	4,854	110,906
Lloyds TSB Group PLC	94,099	1,044,807
LogicaCMG PLC	23,317	70,577
London Stock Exchange Group PLC	3,304	89,223
Man Group PLC	31,375	381,194
Marks & Spencer Group PLC	29,794	373,746
Meggitt PLC	11,533	70,783
Michael Page International PLC	6,451	67,694
Misys PLC	7,750	36,253
National Express Group PLC	2,122	45,119
National Grid PLC	44,896	661,675
Next PLC	3,913	156,911
Old Mutual PLC	92,615	311,721
Pearson PLC	15,079	253,711
Persimmon PLC	4,747	109,642
Premier Farnell PLC	10,689	42,640
Provident Financial PLC	5,545	77,520
Prudential PLC	41,130	584,768
Punch Taverns PLC	4,246	104,046
Rank Group PLC	6,039	22,560
Reckitt Benckiser PLC	10,155	555,287
Reed Elsevier PLC	22,812	294,474
Rentokil Initial PLC	31,388	100,624
Resolution PLC	11,693	146,158
Reuters Group PLC	20,631	256,884
Rexam PLC	9,593	95,429
Rio Tinto PLC	16,874	1,289,407
Rolls-Royce Group Class B ‡	1,449,098	$2,907
Rolls-Royce Group PLC *	27,928	300,361
Royal Bank of Scotland Group PLC	158,893	2,008,185
Royal Dutch Shell PLC Class B	46,040	1,916,966
SABMiller PLC	15,547	393,160
Sage Group PLC	23,751	111,146
Schroders PLC	2,678	68,336
Scottish & Newcastle PLC	13,361	171,072
Scottish & Southern Energy PLC	14,681	425,164
Serco Group PLC	9,839	88,591
Sergo PLC	6,715	83,659
Severn Trent PLC	4,129	113,896
Signet Group PLC	37,938	79,054
Smith & Nephew PLC	16,803	207,944
Smiths Group PLC	6,367	150,820
Smiths Group PLC Deferred Shares ‡	9,551	—
SSL International PLC	4,822	42,066
Stagecoach Group PLC	7,725	28,096
Stagecoach Group PLC—Class C ‡	12,018	—
Standard Life PLC	35,072	231,215
Tate & Lyle PLC	8,459	95,882
Taylor Woodrow PLC	11,537	82,959
Tesco PLC	129,504	1,082,246
Thomas Cook Group PLC	4,606	29,933
Tomkins PLC	18,433	95,637
Travis Perkins PLC	2,137	81,015
Trinity Mirror PLC	6,163	64,894
Tullett Prebon PLC *	2,250	20,078
Unilever PLC	21,693	699,640
United Business Media PLC	5,209	82,302
United Utilities PLC	13,204	187,352
Vodafone Group PLC	873,442	2,923,296
Whitbread PLC	3,770	133,175
William Hill PLC	4,532	55,553
Wimpey (George) PLC	5,950	59,490
Wolseley PLC	11,133	266,874
WPP Group PLC	20,832	311,207
Xstrata PLC	10,242	609,019
Yell Group PLC	14,326	132,176
		50,834,951
TOTAL COMMON STOCKS
(Cost $168,341,619)		230,572,235

PREFERRED STOCKS—0.3%
Germany—0.3%
Henkel KGaA	2,868	151,089
Porsche AG	150	267,040
ProSieben SAT.1 Media AG	1,687	66,580
RWE AG	479	47,855
Volkswagen AG	1,547	161,009
		693,573
Italy—0.0%
Unipol SpA Preferred	16,591	56,756
TOTAL PREFERRED STOCKS
(Cost $469,227)		750,329

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
4.688%	09/20/2007	**	$80,000	$79,166
4.585%	09/20/2007	**	280,000	277,076
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $356,241)				356,242

RIGHTS—0.0%
Belgium—0.0%
Groupe Bruxelles Lambert SA Rights
0.000%	06/26/2007		2	2
Hong Kong—0.0%
New World Development Co. Rights
0.000%	06/29/2007	‡	256	—
Italy—0.0%
Compagnia Assicuratrice Unipolrights Rights
0.000%	07/02/2007	‡	16,591	—
Spain—0.0%
Zardoya Otis SA Rights
0.000%	06/27/2007		671	2,565
TOTAL RIGHTS
(Cost $226)				2,567

CASH EQUIVALENTS—2.0%
Institutional Money Market Funds—0.0%
Reserve Primary Money Market Fund
5.230%	07/02/2007	††	75,893	75,893
Bank & Certificate Deposits/ Offshore Time Deposits—1.8%
Abbey National PLC
5.280%	07/05/2007	††	56,919	56,919
BancoBilbao Vizcaya Argentaria SA
5.300%	08/10/2007	††	37,946	37,946
Bank of Montreal
5.310%	08/14/2007	††	37,946	37,946
Bank of Montreal
5.290%	07/02/2007	††	75,893	75,893
Bank of Montreal
5.280%	07/03/2007	††	75,893	75,893
Bank of Nova Scotia
5.290%	07/11/2007	††	94,866	94,866
Bank of Nova Scotia
5.280%	07/09/2007	††	56,919	56,919
Barclays
5.320%	09/04/2007	††	37,946	37,946
Barton Capital LLC
5.310%	07/12/2007	††	56,919	56,919
BNP Paribas
5.350%	07/02/2007	††	113,839	113,839
CAFCO Funding LLC
5.310%	07/16/2007	††	37,946	37,946
Calyon
5.380%	07/02/2007	††	113,839	113,839

Coupon Rate	Maturity Date		Face	Value
Canadian Imperial Bank of Commerce
5.300%	07/30/2007	††	$189,732	$189,732
Clipper Receivables Corp
5.310%	07/10/2007	††	113,839	113,839
CRC Funding LLC
5.310%	07/16/2007	††	56,919	56,919
Credit Suisse First Boston Corporation
5.290%	07/18/2007	††	132,812	132,812
Credit Suisse First Boston Corporation
5.290%	07/13/2007	††	56,919	56,919
Den Danske Bank
5.280%	07/09/2007	††	75,893	75,893
Falcon Asset Securitization Corporation
5.310%	07/17/2007	††	26,562	26,562
First Tennessee Bank
5.300%	07/18/2007	††	37,946	37,946
Fortis Bank
5.300%	07/20/2007	††	94,866	94,866
Greyhawk Funding
5.290%	07/02/2007	††	37,946	37,946
Jupiter Securitization Corporation
5.320%	07/26/2007	††	56,919	56,919
Lexington Parker Capital Company
5.290%	07/03/2007	††	37,946	37,946
Liberty Street Funding Corporation
5.330%	07/31/2007	††	26,562	26,562
Liberty Street Funding Corporation
5.290%	07/18/2007	††	75,893	75,893
Liberty Street Funding Corporation
5.280%	07/02/2007	††	75,893	75,893
Lloyds TSB Bank
5.280%	07/17/2007	††	37,946	37,946
Merrill Lynch & Company
5.340%	07/02/2007	††	683,033	683,033
Morgan Stanley & Company
5.370%	07/02/2007	††	398,436	398,436
National Australia Bank
5.320%	07/02/2007	††	113,839	113,839
Old Line Funding LCC
5.320%	07/12/2007	††	37,946	37,946
Paradigm Funding LLC
5.310%	07/16/2007	††	37,946	37,946
Paradigm Funding LLC
5.300%	07/10/2007	††	188,952	188,952
Park Avenue Receivables Corp
5.300%	07/09/2007	††	188,952	188,952
Rabobank Nederland
5.330%	07/02/2007	††	113,839	113,839
Rabobank Nederland
5.280%	07/05/2007	††	94,866	94,866
Ranger Funding Corporation
5.330%	08/02/2007	††	94,866	94,866
Royal Bank of Scotland
5.270%	07/11/2007	††	75,893	75,893
Sheffield Receivables Corporation
5.290%	07/06/2007	††	18,973	18,973
Skandinaviska Enskilda Banken AB
5.290%	07/19/2007	††	94,866	94,866
Svenska Handlesbanken
5.300%	07/02/2007	††	156,977	156,977
Wells Fargo
5.280%	07/12/2007	††	94,870	94,870
Wells Fargo
5.260%	07/02/2007	††	37,946	37,946
				4,363,664

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Coupon Rate	Maturity Date		Face	Value
Floating Rate Instruments/Master Notes—0.2%
Bank of America
5.310%	07/10/2007	††	$94,866	$94,866
Bank of America
5.300%	09/17/2007	††	189,732	189,732
Bank of America
5.270%	08/17/2007	††	94,866	94,866
Bank of America
5.270%	07/16/2007	††	56,919	56,919
				436,383
TOTAL CASH EQUIVALENTS
(Cost $4,875,940)				4,875,940

REPURCHASE AGREEMENTS—2.0%
United States—2.0%
Investors Bank & Trust Repurchase Agreement dated 06/29/07 due 07/02/07, with a maturity value of $4,823,330 and effective yield of 4.65% collateralized by a U.S. Government Agency Obligation with a rate of 8.13%, a maturity date of 03/25/29 and an aggregate market value of $5,062,535.			4,821,462	4,821,462
TOTAL INVESTMENTS—101.1%
(Cost $178,864,715)				241,378,775
Other assets less liabilities—(1.1%)				(2,709,167)
NET ASSETS—100.0%				$238,669,608

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

Percentage of Portfolio by Industry (unaudited):

Banking	17.2%
Oil & Gas	8.3%
Pharmaceuticals	5.5%
Insurance	5.3%
Beverages, Food & Tobacco	5.0%
Telephone Systems	4.9%
Metals	4.6%
Electric Utilities	4.2%
Automotive	4.1%
Commercial Services	3.9%
Financial Services	3.0%
Real Estate	2.9%
Electronics	2.8%
Retailers	2.6%
Chemicals	2.5%
Communications	2.3%
Transportation	1.9%
Building Materials	1.7%
Heavy Machinery	1.7%
Media—Broadcasting & Publishing	1.6%
Food Retailers	1.3%
Computer Software & Processing	1.2%
Medical Supplies	0.9%
Computers & Information	0.9%
Cosmetics & Personal Care	0.8%
Entertainment & Leisure	0.6%
Heavy Construction	0.6%
Textiles, Clothing & Fabrics	0.5%
Home Construction, Furnishings & Appliances	0.5%
Aerospace & Defense	0.5%
Forest Products & Paper	0.4%
Apparel Retailers	0.4%
Water Companies	0.4%
Airlines	0.3%
Electrical Equipment	0.3%
Advertising	0.3%
Restaurants	0.3%
Lodging	0.2%
Public Administration	0.2%
Distribution/Wholesale	0.2%
U.S. Treasury Bills	0.2%
Containers & Packaging	0.1%
Social Services	0.0%
Food	0.0%
Education	0.0%
Household Products	0.0%
Health Care Providers	0.0%
Consumer Products	0.0%
Industrial—Diversified	0.0%
Total Common Stocks	97.1%
Bank & Certificate/Offshore Time Deposits	1.8%
Repurchase Agreements	2.0%
Floating Rate Instruments/Master Notes	0.2%
Institutional Money Market Funds	0.0%
Total Cash Equivalents/Repurchase Agreements	4.0%
Total Investments	101.1%
Other assets less liabilities	(1.1)%
Total Net Assets	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	9,450,722	$90,632,426
Vantagepoint Equity Income Fund	2,771,262	30,095,904
Vantagepoint Growth & Income Fund	2,433,031	30,096,588
Vantagepoint Inflation Protected Securities	3,112,157	30,312,409
Vantagepoint International Fund	1,101,819	15,150,007
Vantagepoint Low Duration Bond Fund	10,845,247	105,632,704
		301,920,038
TOTAL INVESTMENTS—100.0%
(Cost $294,268,506)		301,920,038
Other assets less liabilities—(0.0%)		(36,145)
NET ASSETS—100.0%		$301,883,893

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	2,051,333	$29,375,090
Vantagepoint Core Bond Index Fund Class I	17,890,994	171,574,632
Vantagepoint Equity Income Fund	5,099,336	55,378,793
Vantagepoint Growth & Income Fund	4,472,092	55,319,780
Vantagepoint Growth Fund	4,247,135	43,957,844
Vantagepoint International Fund	3,625,571	49,851,601
Vantagepoint Low Duration Bond Fund	17,698,866	172,386,951
		577,844,691
TOTAL INVESTMENTS—100.0%
(Cost $517,148,112)		577,844,691
Other assets less liabilities—(0.0%)		(58,914)
NET ASSETS—100.0%		$577,785,777

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	10,029,404	$143,621,058
Vantagepoint Core Bond Index Fund Class I	28,929,260	277,431,602
Vantagepoint Equity Income Fund	14,646,348	159,059,341
Vantagepoint Growth & Income Fund	15,896,913	196,644,816
Vantagepoint Growth Fund	18,872,866	195,334,160
Vantagepoint International Fund	13,891,093	191,002,527
Vantagepoint Low Duration Bond Fund	28,683,224	279,374,598
		1,442,468,102
TOTAL INVESTMENTS—100.0%
(Cost $1,190,222,765)		1,442,468,102
Other assets less liabilities—(0.0%)		(117,232)
NET ASSETS—100.0%		$1,442,350,870

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	16,627,167	$238,101,034
Vantagepoint Core Bond Index Fund Class I	33,949,928	325,579,812
Vantagepoint Equity Income Fund	19,400,595	210,690,462
Vantagepoint Growth & Income Fund	23,606,644	292,014,188
Vantagepoint Growth Fund	28,220,457	292,081,734
Vantagepoint International Fund	19,610,517	269,644,608
		1,628,111,838
TOTAL INVESTMENTS—100.0%
(Cost $1,293,035,033)		1,628,111,838
Other assets less liabilities—(0.0%)		(128,009)
NET ASSETS—100.0%		$1,627,983,829

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	7,073,986	$101,299,476
Vantagepoint Equity Income Fund	9,332,108	101,346,689
Vantagepoint Growth & Income Fund	7,739,313	95,735,306
Vantagepoint Growth Fund	14,134,525	146,292,339
Vantagepoint International Fund	8,643,164	118,843,503
		563,517,313
TOTAL INVESTMENTS—100.0%
(Cost $440,841,952)		563,517,313
Other assets less liabilities—(0.0%)		(47,175)
NET ASSETS—100.0%		$563,470,138

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Milestone Retirement Income Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,444,957	$13,857,141
Vantagepoint Equity Income Fund	363,204	3,944,393
Vantagepoint Growth & Income Fund	478,286	5,916,392
Vantagepoint International Fund	143,845	1,977,863
Vantagepoint Low Duration Bond Fund	1,420,018	13,830,972
		39,526,761
TOTAL INVESTMENTS—100.0%
(Cost $38,914,004)		39,526,761
Other assets less liabilities—(0.0%)		(18,591)
NET ASSETS—100.0%		$39,508,170

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Milestone 2010 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,104,057	$20,177,907
Vantagepoint Equity Income Fund	581,420	6,314,226
Vantagepoint Growth & Income Fund	1,135,353	14,044,317
Vantagepoint Growth Fund	183,067	1,894,749
Vantagepoint International Fund	314,685	4,326,924
Vantagepoint Low Duration Bond Fund	1,680,560	16,368,659
		63,126,782
TOTAL INVESTMENTS—100.0%
(Cost $60,925,016)		63,126,782
Other assets less liabilities—(0.0%)		(20,439)
NET ASSETS—100.0%		$63,106,343

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Milestone 2015 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,069,227	$29,433,883
Vantagepoint Equity Income Fund	942,822	10,239,048
Vantagepoint Growth & Income Fund	2,594,465	32,093,528
Vantagepoint Growth Fund	589,693	6,103,323
Vantagepoint International Fund	829,525	11,405,964
Vantagepoint Low Duration Bond Fund	1,565,238	15,245,422
Vantagepoint Mid/Small Company Index Fund Class I	254,616	4,595,815
		109,116,983
TOTAL INVESTMENTS—100.0%
(Cost $102,020,978)		109,116,983
Other assets less liabilities—(0.0%)		(25,173)
NET ASSETS—100.0%		$109,091,810

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Milestone 2020 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,293,793	$21,997,470
Vantagepoint Equity Income Fund	773,795	8,403,415
Vantagepoint Growth & Income Fund	2,476,491	30,634,195
Vantagepoint Growth Fund	568,255	5,881,443
Vantagepoint International Fund	902,586	12,410,556
Vantagepoint Low Duration Bond Fund	672,230	6,547,520
Vantagepoint Mid/Small Company Index Fund Class I	425,224	7,675,302
		93,549,901
TOTAL INVESTMENTS—100.0%
(Cost $86,512,832)		93,549,901
Other assets less liabilities—(0.0%)		(21,667)
NET ASSETS—100.0%		$93,528,234

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Milestone 2025 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,510,425	$14,484,978
Vantagepoint Equity Income Fund	570,055	6,190,801
Vantagepoint Growth & Income Fund	1,992,100	24,642,276
Vantagepoint Growth Fund	451,736	4,675,466
Vantagepoint International Fund	765,955	10,531,881
Vantagepoint Low Duration Bond Fund	141,443	1,377,657
Vantagepoint Mid/Small Company Index Fund Class I	389,990	7,039,325
		68,942,384
TOTAL INVESTMENTS—100.0%
(Cost $63,146,173)		68,942,384
Other assets less liabilities—(0.0%)		(20,166)
NET ASSETS—100.0%		$68,922,218

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Milestone 2030 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	896,603	$8,598,420
Vantagepoint Equity Income Fund	389,677	4,231,897
Vantagepoint Growth & Income Fund	1,543,505	19,093,158
Vantagepoint Growth Fund	355,283	3,677,175
Vantagepoint International Fund	632,290	8,693,992
Vantagepoint Mid/Small Company Index Fund Class I	340,641	6,148,565
		50,443,207
TOTAL INVESTMENTS—100.0%
(Cost $46,358,069)		50,443,207
Other assets less liabilities—(0.0%)		(18,021)
NET ASSETS—100.0%		$50,425,186

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Milestone 2035 Fund	Shares	Value
MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	323,095	$3,098,484
Vantagepoint Equity Income Fund	175,260	1,903,324
Vantagepoint Growth & Income Fund	819,215	10,133,685
Vantagepoint Growth Fund	193,836	2,006,206
Vantagepoint International Fund	359,153	4,938,354
Vantagepoint Mid/Small Company Index Fund Class I	202,345	3,652,324
		25,732,377
TOTAL INVESTMENTS—100.1%
(Cost $23,668,954)		25,732,377
Other assets less liabilities—(0.1%)		(16,734)
NET ASSETS—100.0%		$25,715,643

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

Vantagepoint Milestone 2040 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	238,549	$2,287,686
Vantagepoint Equity Income Fund	146,885	1,595,175
Vantagepoint Growth & Income Fund	736,887	9,115,288
Vantagepoint Growth Fund	176,141	1,823,058
Vantagepoint International Fund	331,465	4,557,643
Vantagepoint Mid/Small Company Index Fund Class I	189,376	3,418,233
		22,797,083
TOTAL INVESTMENTS—100.0%
(Cost $21,229,689)		22,797,083
Other assets less liabilities—(0.0%)		(8,555)
NET ASSETS—100.0%		$22,788,528

See accompanying notes to financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG
SAR000-001-200706-188

Item 2 (Code of Ethics):

Sub-item 2a. Not applicable to this filing.

Sub-item 2c. Effective March 14, 2007, the registrant adopted amendments to the code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, and to persons performing similar functions.

Sub-item 2d. Not applicable.

Sub-item 2e. Not applicable.

Sub-item 2f. Not applicable.

Item 3 (Audit Committee Financial Expert): Not applicable to this filing.

Item 4 (Principal Accountant Fees and Services): Not applicable to this filing.

Item 5 (Audit Committee of Listed Registrants): Not applicable to this registrant.

Item 6 (Schedule of Investments): Not applicable; included under Item 1.

Item 7 (Disclosure of Proxy Voting Policies & Procedures for Closed-end Management

Investment Companies): Not applicable to this registrant.

Item 8 (Purchases of Equity Securities by Closed-End Management Investment Company and

Affiliated Purchasers): Not applicable to this registrant.

Item 9 (Purchases of Equity Securities by Closed-End Management Investment Company and

Affiliated Purchasers): Not applicable to this registrant.

Item 10 (Submission of Matters to a Vote of Security Holders): Not applicable; no material changes.

Item 11 (Controls and Procedures):

Sub-item 11a. The principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 11b. There was no change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12 (Exhibits):

Sub-item 12a(1). The amended and restated code of ethics exhibit is attached.

Sub-item 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By: /s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date: 8/31/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By: /s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date: 8/31/07

By: /s/ Gerard P. Maus
Gerard P. Maus, Principal Financial Officer

Date: 8/29/07